UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: July 31, 2006

Item 1. Reports to Stockholders.

Annual Report

July 31, 2006

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraInternational

UltraEmerging Markets

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraShort International

UltraShort Emerging Markets

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Currency/Bond Benchmarked ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
ii	Management Discussion of Fund Performance
lxi	Allocation of Portfolio Holdings & Index Composition
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	OTC ProFund
12	Large-Cap Value ProFund
17	Large-Cap Growth ProFund
21	Mid-Cap Value ProFund
25	Mid-Cap Growth ProFund
28	Small-Cap Value ProFund
33	Small-Cap Growth ProFund
37	Europe 30 ProFund
38	UltraBull ProFund
40	UltraMid-Cap ProFund
45	UltraSmall-Cap ProFund
47	UltraDow 30 ProFund
48	UltraOTC ProFund
50	UltraInternational ProFund
51	UltraEmerging Markets ProFund
52	UltraJapan ProFund
53	Bear ProFund
54	Short Small-Cap ProFund
55	Short OTC ProFund
56	UltraBear ProFund
57	UltraShort Mid-Cap ProFund
58	UltraShort Small-Cap ProFund
59	UltraShort Dow 30 ProFund
60	UltraShort OTC ProFund
61	UltraShort International ProFund
62	UltraShort Emerging Markets ProFund
63	UltraShort Japan ProFund
64	Banks UltraSector ProFund
66	Basic Materials UltraSector ProFund
68	Biotechnology UltraSector ProFund
69	Consumer Goods UltraSector ProFund
71	Consumer Services UltraSector ProFund
74	Financials UltraSector ProFund
77	Health Care UltraSector ProFund
80	Industrials UltraSector ProFund
83	Internet UltraSector ProFund
84	Mobile Telecommunications UltraSector ProFund
85	Oil & Gas UltraSector ProFund
87	Oil Equipment, Services & Distribution UltraSector ProFund
88	Pharmaceuticals UltraSector ProFund
89	Precious Metals UltraSector ProFund
90	Real Estate UltraSector ProFund
92	Semiconductor UltraSector ProFund
94	Technology UltraSector ProFund
96	Telecommunications UltraSector ProFund
97	Utilities UltraSector ProFund
98	Short Oil & Gas ProFund
99	Short Precious Metals ProFund
100	Short Real Estate ProFund
101	U.S. Government Plus ProFund
102	Rising Rates Opportunity 10 ProFund
103	Rising Rates Opportunity ProFund
104	Rising U.S. Dollar ProFund
105	Falling U.S. Dollar ProFund
106	Statements of Assets and Liabilities
118	Statements of Operations
142	Statements of Changes in Net Assets
176	Financial Highlights
200	Notes to Financial Statements
214	Report of Independent Registered Public Accounting Firm
215	Other Information
216	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds for the seven months ended July 31, 2006. You are receiving this report because the fiscal year-end for all ProFunds, except Money Market ProFund, was changed from December 31 to July 31. Therefore, this annual report replaces the semi-annual report you would have received for the six-month period ended June 30, 2006.

In many ways, the seven-month period of 2006 broke into disparate halves. In the early part of the period, investors appeared to chase risk and in the later part of the period they ran from it.

In the beginning of the period, the U.S. stock market got off to a strong start with the S&P 500 Index® returning 4.21% for the first quarter. In addition, global equity markets continued to sizzle, with strong returns in the European, Asian and Pacific markets. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the first quarter.

But then, market sentiment turned when the Federal Reserve raised its short-term benchmark interest rate to 5% on May 10th. Two years of Federal Reserve interest rate hikes finally seemed to slow the housing market, the economy’s primary growth engine in recent years, while the labor market also showed signs of softening. Slower economic growth and inflation concerns doused the U.S. stock market and emerging markets. The U.S. equity market measured by the S&P 500 Index returned -3.13% from May 10 through July 31, 2006. The Nikkei 225 fell from favor, and dropped 12.08% from May 10 through July 31, 2006. The Bank of New York Emerging Markets 50 ADR Index also declined 11.44% from May 10th to the end of July.

To help investors navigate volatile markets, ProFunds offers innovative ways to get exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes. And to help investors better execute their strategies, we introduced seven new funds earlier in the year:

•	UltraInternational ProFund
•	UltraEmerging Markets ProFund
•	UltraShort Emerging Markets ProFund
•	UltraShort International ProFund
•	UltraShort Japan ProFund
•	Oil Equipment, Services & Distribution UltraSector ProFund
•	Short Precious Metals ProFund

Michael L. Sapir

Be assured that we remain dedicated to providing investors with innovative mutual funds to help capture opportunities as they unfold. As always, we deeply appreciate your continued trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

All returns cited above included reinvested dividends. International ProFunds involve certain risks, including aggressive investment technique, correlation, financial instrument, foreign currency, liquidity, market and non diversification risks. Because sector funds are concentrated in a single area of the market, they can be more volatile and riskier than more diversified mutual funds, and therefore, in themselves, do not constitute a complete investment program. In addition, it is important to note that some ProFunds are not suitable for all investors, because of the aggressive investment technique many of the funds employ. All ProFunds permit active investment strategies that can decrease performance and increase expenses.

i

PROFUNDS

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the daily investment objectives of each ProFund.1 Using this approach, PFA determines the type, quantity and mix of investment positions that a ProFund should hold to simulate the performance of its daily benchmark.2

ProFunds seek to provide daily correlation with their benchmarks consistent with their investment objectives. All ProFunds are index-based and, as such, PFA employs a management strategy wherein it strives to consistently pursue the investment objective of each ProFund. Accordingly, the ProFunds do not seek to provide correlation with their benchmarks over any period of time other than daily and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund during the seven months ended July 31, 2006:3

•	Benchmark Performance: The performance of the index or security underlying each ProFund’s benchmark is a principal factor driving fund performance[4]. Please see below for a discussion of market conditions which affected the performance of the ProFunds and their various benchmark indexes and securities.
•	Leverage and Correlation: Each ProFund is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds that have a daily investment objective that is greater than 100% (i.e., are leveraged) of the daily performance of an index or a security (U.S. Government Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraJapan, UltraDow 30, UltraOTC, UltraInternational, UltraEmerging Markets, and all UltraSector ProFunds) were impacted proportionately more by the daily performance of an index or security. ProFunds that are designed to have an inverse (negative) daily correlation to the index or security (Bear, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraShort OTC, UltraBear, UltraShort International, UltraShort Emerging Markets, UltraShort Japan, Rising Rates Opportunity, Rising Rates Opportunity 10, Falling U.S. Dollar, Short Oil & Gas, Short Real Estate, and Short Precious Metals ProFunds) were inversely impacted by the daily performance of the underlying index or security and, in turn, by the factors and market conditions affecting that index or security on a daily basis. Certain of these inverse funds are also leveraged (UltraShort OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraBear, UltraShort International, UltraShort Emerging Markets, UltraShort Japan, and Rising Rates Opportunity ProFunds). For these funds, the inverse impact discussed above was amplified.
•	Compounding of Daily Returns (Leveraged and Inverse ProFunds): PFA attempts to rebalance leverage on a daily basis to the target ratio implicit in the stated investment objective of each ProFund. For example, the target leverage ratios for UltraOTC, Short OTC and UltraShort OTC ProFunds are +2x, –1x and –2x, respectively. The impact of daily rebalancing of leverage over periods greater than one day is illustrated in the following hypothetical example:

•	Assume the benchmark index is up 1% on day one, and down –1.0% on day two, for a cumulative two-day return of –0.01%. For purposes of illustration, expenses are ignored. Assume $100.00 is invested in a hypothetical fund that seeks to return 200% of the daily performance of the Index. On day one, the value of the investment should increase $2.00 to $102.00. On day two, the value of this investment should decrease –$2.04 (–2.0% of $102.00) to $99.96. This strategy results in a –0.04% cumulative two-day return. Note that while this strategy does provide 200% of the return of the index on each particular day, it can not be counted on to return 200% of the index’s cumulative two-day return.
•	Because of the effect of compounding, the hypothetical investment declines over the two-day period considerably more than twice the cumulative return of the index. This example illustrates that an investment strategy using leverage that is rebalanced daily can result in underperformance relative to other investment strategies. In other scenarios, use of leverage that is rebalanced daily can result in overperformance relative to other investment strategies.

•	Cost of Leverage: The performance of ProFunds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse ProFunds generally benefited by earning the benefits or interest of financing associated with the use of leveraged investment techniques.
•	Equity Dividends and Bond Yields: The performance of ProFunds with an investment objective that is a positive multiple of a benchmark index or security was impacted positively by capturing a multiple of the dividend or income yield associated with the benchmark index or security. Inverse ProFunds were negatively impacted by virtue of having to pay out a multiple of the dividend or income yield associated with the benchmark index or security.
•	Fees, expenses and transaction costs: Fees and expenses are listed in the financial statements of each ProFund. Transaction costs are reflected in the price movement of the daily NAV calculation of each ProFund. Transaction costs are generally higher for ProFunds with higher turnover and for ProFunds that are benchmarked to indexes or securities that are comparatively less liquid than other ProFunds’ benchmark indexes or securities.

[1]	Other than Money Market ProFund, which is not discussed herein.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraOTC ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.
[3]	Past performance is not a guarantee of future results. The ProFunds (except the Money market ProFund) have recently changed their fiscal year-end from December 31st to July 31st. Accordingly, the financial statements and related discussions in this annual report cover only the seven month period ended July 31, 2006.
[4]	Unlike ProFunds, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index or security performance.

Market Conditions Affecting Benchmark and Fund Performance – All ProFunds

For the seven months ending July 31, 2006, the S&P 500 index rose by 3.3%, with most other broad measures of the U.S. equity market posting similar single digit increases.5 Global equity markets were mixed, with the major European markets also registering single digit returns, while Japan’s Nikkei 225 index fell 3.6% in local currency (Japanese Yen) terms. Emerging markets continued to soar through early May, then faltered a bit, but ended the seven month period up 11.9%, as measured by the Bank of New York’s Emerging Markets 50 ADR index. The U.S. Dollar declined against the major currencies, including the Euro, Sterling, and Yen. The New York Board of Trade’s Dollar Index, a measure of the U.S. Dollar against a basket of six currencies, declined by 6.4%.

Numerous economic statistics suggest that the U.S. economy was beginning to slow by the spring of 2006. In the second quarter Real Growth Domestic Product grew at an annualized rate of 2.5%, down from a 5.6% reading in the first quarter. The Unemployment Rate, which had declined steadily since mid-2003, ticked up to 4.8% in July. Non-farm payrolls continued to grow in 2006, yet at a more moderate pace than the year prior.

The continuing high cost of energy has been taking its toll on many sectors of the economy. Crude oil was trading at $74.40 per barrel at the end of July, an increase of 22% over the 2005 year-end price.

The sharp increases in home prices that have occurred over the last five years seemed to have finally run their course, with the July reading of the National Association of Realtors’ Existing Home Median Price Index showing home prices up only 1.5% over July, 2005.

This combination of continuing high energy costs and a softening housing market caused concern that consumer spending may loose some steam going forward, and the markets may already have factored this into stock and bond prices during the period.

The Federal Reserve (the “Fed”) continued to raise short-term interest rates for a third consecutive year, raising the Fed Funds Target Rate from 4.25% to 5.25% during the first seven months of 2006. The Fed continues to walk a fine line between raising rates too much and potentially choking off the economy, or raising rates too little and potentially allowing inflation to reignite. July’s reading of the Consumer Price Index showed inflation at a pace of 4.8% year-over-year, while the core rate (excluding Food and Energy prices) was up 2.7% as of period end.

Many predict the Fed’s June 29 hike to be near the last in this interest rate tightening cycle. The benchmark U.S. Ten Year Treasury Note yield increased during the period from 4.39% to 4.98%, leaving the U.S. with an inverted yield curve (i.e., short-term interest rates exceed long-term rates.) Historically, an inverted yield curve has often been a precursor to a weakening economy.

Returns for the first seven months of 2006 were relatively balanced across the capitalization spectrum. Large cap stocks (as measured by the S&P 500 Index) returned 3.34%, while mid cap stocks (as measured by the S&P Midcap 400 Index) returned 1.27% and small cap stocks (as measured by the Russell 2000 Index) returned 4.75%.

On the other hand, differences in performance between value and growth stocks during the period were more pronounced. As measured by the S&P/Citigroup index methodology, value stocks consistently outperformed growth stocks across the capitalization spectrum. Large, mid and small cap value stocks returned 7.6%, 4.65% and 6.14% respectively versus their large, mid and small cap growth counterparts, which returned –0.71%, –2.02% and 1.86% respectively. The relative underperformance of growth stocks was particularly apparent in the traditionally growth oriented NASDAQ-100® Index, which declined –8.05% during the period.

Certain sectors of the market saw performances that deviated significantly from the broader market performance. As measured by the Dow Jones Total Market Indexes, that sectors significantly outperformed the broad markets included Telecommunications, Oil & Gas, Real Estate, Precious Metals, and Utilities which returned 19.04%, 18.70%, 17.08%, 10.57% and 10.17% respectively. Substantially underperforming the broad markets were the Semiconductor, Internet, Technology and Biotechnology sectors with returns of –14.91%, –13.20%, –7.59% and –5.64% respectively. The remainder of the sectors tracked by various ProFunds provided more muted returns. On the upside, the Banking, Financial, Basic Materials, Consumer Goods, Industrial and Health Care sectors returned 8.77%, 6.08%, 4.88%, 3.32%, 1.52%, and 0.83% respectively. On the downside the Mobile Telecom and Consumer Services sectors returned –0.08% and –1.98% respectively. Sector returns generally fell in line along the value and growth spectrums with the sectors traditionally viewed as more value oriented outperforming, and sectors traditionally viewed as more growth oriented underperforming the broader markets.

Daily equity volatility, which had been near historic lows throughout much of 2004 and 2005, jumped up in May, June, and July, but was still well below long-term averages. U.S. equity trading volumes increased during the period versus 2005. The New York Stock Exchange averaged trading volume of 1.69 billion shares per day, up 9.7%, while the NASDAQ averaged 2.07 billion shares per day, up 16.9%. Increased volatility presented both challenges and opportunities to managing the ProFunds, while increased trading volumes and increased liquidity generally improved the ability of PFA to successfully implement each ProFunds investment strategy.

Although one or more of these conditions impacted the security or securities comprising each ProFund’s benchmark and, in turn, impacted the performance of each ProFund, PFA does not invest the assets of the ProFunds based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements, trends or market conditions, or normally take temporary defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index.

Bull ProFund

The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the seven months ended July 31, 2006, the Fund had a total return of 2.24%, compared to a total return of 3.34%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were ExxonMobil (+21.84%), Bank of America (+14.05%), and Pfizer (+13.54%), while the bottom three performers in this group were American International Group (–10.66%), Microsoft (–7.33%), and General Electric (–5.33%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from December 1, 1997 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (12/1/97)

Investor	3.29%	8.84%	0.34%	1.91%

Service	2.26%	7.75%	(0.61)%	0.98%

S&P 500 Index	5.37%	35.98%	14.92%	4.80%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap ProFund

The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the seven months ended July 31, 2006, the Fund had a total return of –0.05%, compared to a total return of 1.27%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Expeditors International of Washington (+35.01%), Cognizant Technology Solutions (+30.28%), and Noble Energy (+25.93%), while the bottom three performers in this group were Chico’s FAS (–48.44%), Precision Castparts (+15.26%), and Smith International (+20.63%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	2.07%	13.64%	7.03%

Service	1.05%	12.49%	6.10%

S&P MidCap 400 Index	4.28%	54.65%	9.99%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

v

Small-Cap ProFund

The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the seven months ended July 31, 2006, the Fund had a total return of 4.23%, compared to a total return of 4.75%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Varian Semiconductor (+8.24%), Parametric Technology (+1.38%), and United Stationers (+1.38%), while the bottom three performers in this group were ValueClick (–20.43%), Microsemi (–8.53%), and UCBH Holdings (–6.39%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	2.73%	13.60%	7.33%

Service	1.71%	12.45%	6.23%

Russell 2000 Index	4.32%	52.57%	10.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

OTC ProFund

The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the seven months ended July 31, 2006, the Fund had a total return of –8.82%, compared to a total return of –8.05%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Starbucks (+14.06%), Cisco Systems (+4.44%), and Apple Computer (–5.47%), while the bottom three performers in this group were eBay (–44.31%), Yahoo! (–30.73%) and Intel (–27.16%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the OTC ProFund from August 7, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (8/7/00)

Investor	(6.76)%	4.73%	(3.30)%	(14.39)%

Service	(7.69)%	3.67%	(4.28)%	(15.23)%

NASDAQ-100 Index	(5.56)%	19.43%	(9.20)%	(13.77)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Value ProFund

The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index1. For the seven months ended July 31, 2006, the Fund had a total return of 6.46%, compared to a total return of 7.60%2,4 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were AT&T (+27.16%), ExxonMobil (+21.85%), and JPMorgan Chase (+17.79%), while the bottom three performers in this group were General Electric (–5.33%), Citigroup (+1.65%), and Wachovia (+3.34%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (10/1/02)

Investor	8.15%	12.05%	13.88%

Service	7.07%	10.94%	12.80%

S&P 500/ Barra Value Index & S&P 500/Citigroup Value Index	10.30%	51.23%	17.19%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Growth ProFund

The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index1. For the seven months ended July 31, 2006, the Fund had a total return of –2.09%, compared to a total return of –0.71%2,4 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were ExxonMobil (+21.85%), Pfizer (+13.54%), and Johnson & Johnson (+5.32%), while the bottom three performers in this group were American International Group (–10.66%), Microsoft (–7.33%), and General Electric (–5.33%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (10/1/02)

Investor	(1.53)%	4.21%	6.69%

Service	(2.53)%	3.20%	5.74%

S&P 500/ Barra Growth Index & S&P 500/Citigroup Growth Index	0.75%	22.21%	9.55%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Value ProFund

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index1. For the seven months ended July 31, 2006, the Fund had a total return of 3.51%, compared to a total return of 4.65%2,4 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Peabody Energy (+21.46%), Developers Diversified Realty (+14.78%), and Wisconsin Energy (+9.28%), while the bottom three performers in this group were First American (–17.56%), Lyondell Chemical (–4.63%), and Mecantile Bankshares (–4.13%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	4.09%	16.62%	8.90%

Service	3.15%	15.47%	7.88%

S&P MidCap 400/Barra Value Index & S&P MidCap 400/Citigroup Value Index	6.17%	68.40%	12.53%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

x

Mid-Cap Growth ProFund

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.1 For the seven months ended July 31, 2006, the Fund had a total return of –2.96%, compared to a total return of –2.02%2,4 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Expeditors International of Washington (+35.01%), Cognizant Technology Systems (+30.28%), and Noble Energy (+25.93%), while the bottom two performers in this group were Chico’s FAS (–48.44%) and Varian Medical Systems (–9.97%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	0.61%	9.89%	4.13%

Service	(0.46)%	8.74%	3.09%

S&P MidCap 400/Barra Growth Index & S&P MidCap 400/Citigroup Growth Index	2.43%	41.86%	7.37%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Value ProFund

The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the seven months ended July 31, 2006, the Fund had a total return of 4.69%, compared to a return of 6.14%2,4 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were UGI (+22.49%), Shurgard Storage Centers (+18.36%), and Energen (+18.10%), while the bottom three performers in this group were Standard-Pacific (–39.18%), Briggs & Stratton (–33.16%), South Financial Group (+0.05%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	2.24%	15.38%	8.00%

Service	1.25%	14.25%	6.93%

S&P SmallCap 600/Barra Value Index & S&P SmallCap 600/Citigroup Value Index	4.76%	64.43%	11.71%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Growth ProFund

The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the seven months ended July 31, 2006, the Fund had a total return of 1.00%, compared to a total return of 1.86%2,4 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Resmed (+21.14%), Helix Energy Solutions Group (+8.64%), and Unit Corp (+6.56%), while the bottom three performers in this group were NVR (–29.49%), Cerner (–10.95%), and Global Payments (–8.66%.)

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	1.34%	14.25%	8.09%

Service	0.32%	13.13%	7.14%

S&P SmallCap 600/Barra Growth Index & S&P SmallCap 600/Citigroup Growth Index	2.82%	56.88%	10.97%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Europe 30 ProFund

The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.1 For the seven months ended July 31, 2006, the Fund had a total return of 7.56%, compared to a price return of 6.45%2 for the Index. For the period, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were UBS (+17.41%), Royal Dutch Shell (+17.22%), and HSBC Holdings (+16.08%), while the bottom three performers in this group were Vodafone Group (+4.72%), Novartis (+8.90%), and Sanofi-Aventis (+10.16%.)

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from March 15, 1999 to July 31, 2006, assuming the reinvestment of distributions. From March 15, 1999 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year		Since Inception (3/15/99)

Investor	12.64%	18.44%	3.34%		(4.87)%

Service	11.57%	17.35%	4.11%	(6)	(4.70)%	(6)

ProFunds Europe 30 Index	12.59%	17.98%	5.29%		1.96%

Dow Jones STOXX 50 Index	19.69%	75.11%	50.52%		5.54%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal- weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The inception date of the ProFunds Europe 30 Index was October 18, 1999. Index data is provided for periods prior to October 18, 1999 solely for purposes of comparison.

5 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

6 The total return shown does not correlate to the Investor Class total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees in 2002.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBull ProFund

The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. For the seven months ended July 31, 2006, the Fund had a total return of 1.59%, compared to a total return of 3.34%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were ExxonMobil (+21.84%), Bank of America (+14.05%), and Pfizer (+13.54%), while the bottom three performers in this group were American International Group (–10.66%), Microsoft (–7.33%), and General Electric (–5.33%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from November 27, 1997 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (11/27/97)

Investor	2.18%	15.58%	(2.43)%	(0.63)%

Service	1.18%	14.51%	(3.26)%	(1.54)%

S&P 500 Index	5.37%	35.98%	14.92%	5.04%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraMid-Cap ProFund

The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400® Index. For the seven months ended July 31, 2006, the Fund had a total return of –2.61%, compared to a total return of 1.27%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Expeditors International of Washington (+35.01%), Cognizant Technology Solutions (+30.28%), and Noble Energy (+25.93%), while the bottom three performers in this group were Chico’s FAS (–48.44%), Precision Castparts (+15.26%), and Smith International (+20.63%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from February 7, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (2/7/00)

Investor	(0.11)%	25.14%	7.86%	5.53%

Service	(1.16)%	23.89%	6.86%	4.51%

S&P MidCap 400 Index	4.28%	54.65%	53.77%	9.37%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraSmall-Cap ProFund

The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. For the seven months ended July 31, 2006, the Fund had a total return of 3.35%, compared to a total return of 4.75%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Varian Semiconductor (+8.24%), Parametric Technology (+1.38%), and United Stationers (+1.38%), while the bottom three performers in this group were ValueClick (–20.43%), Microsemi (–8.53%), and UCBH Holdings (–6.39%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from February 7, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (2/7/00)

Investor	(1.78)%	22.48%	7.70%	(1.99)%

Service	(2.83)%	21.30%	6.58%	(2.96)%

Russell 2000 Index	4.32%	52.57%	54.19%	5.73%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraDow 30 ProFund

The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA). For the seven months ended July 31, 2006, the Fund had a total return of 5.56%, compared to a total return of 5.70%1 for the DJIA. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the DJIA. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Caterpillar (+24.10%), ExxonMobil (+21.84%), and United Technologies (+12.12%), and the bottom three performers were American International Group (–10.66%), 3M Company (–8.09%), and IBM (–5.25%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (6/3/02)

Investor	6.18%	11.24%	2.95%

Service	5.14%	10.18%	2.04%

Dow Jones Industrial Average	7.58%	29.44%	5.79%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraOTC ProFund

The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100® Index. For the seven months ended July 31, 2006, the Fund had a total return of –19.84%, compared to a total return of –8.05%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Starbucks (+14.06%), Cisco Systems (+4.44%), and Apple Computer (–5.47%), while the bottom three performers in this group were eBay (–44.31%), Yahoo! (–30.73%) and Intel (–27.16%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraOTC ProFund from December 1, 1997 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (12/1/97)

Investor	(17.96)%	4.76%	(15.21)%	(11.16)%

Service	(18.75)%	4.16%	(15.82)%	(11.85)%

NASDAQ-100 Index	(5.56)%	19.43%	(9.20)%	4.13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraInternational ProFund

The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the period from inception April 19, 2006 through July 31, 2006, the Fund had a total return of –8.17%, compared to a total return of –1.33%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the fund’s inception (4/19/06) that remained in the index as of 7/31/06, the top three performers (in US Dollar terms) were HSBC Holdings (+5.84%), GlaxoSmithKline (+4.88%), and Royal Dutch Shell (+4.47%) while the bottom three performers in this group were Mitsubishi UFJ Financial Group (–9.82%), Toyota Motor (–6.66%), and UBS (–4.05%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

[As the UltraInternational ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraEmerging Markets ProFund

The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Emerging Markets 50 ADR Index. For the period from inception April 19, 2006 through July 31, 2006, the Fund had a total return of –19.70%, compared to a total return of –7.15%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the Index’s ten highest weighted companies as of the fund’s inception, the top three performers for the period were China Mobile (+9.05%), America Movil (+4.61%), and Kookmin Bank (–0.66%), while the bottom three performers in this group were Teva Pharmaceutical Industries (–15.81%), Cemex SAB (–15.45%) and Taiwan Semiconductor (–14.08%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

[As the UltraEmerging Markets ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraJapan ProFund

The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the seven months ending July 31, 2006, the Fund had a total return of –9.45%, compared to a total return of –0.77% for the Index as measured in unhedged U.S. Dollar terms, or –3.58% in local (Japanese yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the yen. During the period, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers (in US Dollar terms) were Canon (+24.04%), TDK (+14.07%), and KDDI (+13.42%) while the bottom three performers in this group were Softbank (–56.46%), Fast Retailing (–18.58%), and Advantest (–5.18%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from February 7, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (2/7/00)

Investor	64.83%	31.33%	4.29%	(12.71)%

Service	63.11%	30.02%	3.29%	(13.58)%

Nikkei 225 Stock Average - USD Terms	28.33%	74.53%	48.60%	(3.86)%

Nikkei 225 Stock Average - Local (Yen) Terms	30.99%	65.97%	36.28%	(3.05)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and back to dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Bear ProFund

The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the seven months ended July 31, 2006, the Fund had a total return of 0.40%, compared to a total return of 3.34%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were ExxonMobil (+21.84%), Bank of America (+14.05%), and Pfizer (+13.54%), while the bottom three performers in this group were American International Group (–10.66%), Microsoft (–7.33%), and General Electric (–5.33%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from December 30, 1997 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (12/30/97)

Investor	0.53%	(7.70)%	(3.19)%	(3.03)%

Service	(0.45)%	(8.62)%	(4.16)%	(3.95)%

S&P 500 Index	5.37%	35.98%	14.92%	4.88%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Small-Cap ProFund

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the seven months ended July 31, 2006, the Fund had a total return of –2.47%, compared to a total return of 4.75%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Varian Semiconductor (+8.24%), Parametric Technology (+1.38%), and United Stationers (+1.38%), while the bottom three performers in this group were ValueClick (–20.43%), Microsemi (–8.53%), and UCBH Holdings (–6.39%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (5/1/02)

Investor	(0.60)%	(12.77)%	(9.93)%

Service	(1.70)%	(13.59)%	(10.75)%

Russell 2000 Index	4.32%	52.57%	9.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short OTC ProFund

The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the seven months ended July 31, 2006, the Fund had a total return of 11.88%, compared to a total return of –8.05%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Starbucks (+14.06%), Cisco Systems (+4.44%), and Apple Computer (–5.47%), while the bottom three performers in this group were eBay (–44.31%), Yahoo! (–30.73%) and Intel (–27.16%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short OTC ProFund from May 1, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (5/1/02)

Investor	11.39%	(5.09)%	(7.79)%

Service	10.36%	(6.01)%	(8.73)%

NASDAQ-100 Index	(5.56)%	19.43%	6.90%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBear ProFund

The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500® Index. For the seven months ended July 31, 2006, the Fund had a total return of –1.76%, compared to a total return of 3.34%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were ExxonMobil (+21.84%), Bank of America (+14.05%), and Pfizer (+13.54%), while the bottom three performers in this group were American International Group (–10.66%), Microsoft (–7.33%), and General Electric (–5.33%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from December 22, 1997 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (12/22/97)

Investor	(2.54)%	(16.50)%	(8.89)%	(10.37)%

Service	(3.44)%	(17.25)%	(9.71)%	(11.11)%

S&P 500 Index	5.37%	35.98%	14.92%	5.09%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Mid-Cap ProFund

The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index. For the seven months ended July 31, 2006, the Fund had a total return of 0.06%, compared to a total return of 1.27%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Expeditors International of Washington (+35.01%), Cognizant Technology Solutions (+30.28%), and Noble Energy (+25.93%), while the bottom three performers in this group were Chico’s FAS (–48.44%), Precision Castparts (+15.26%), and Smith International (+20.63%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (1/30/04)

Investor	(4.02)%	(19.00)%

Service	(5.06)%	(19.90)%

S&P MidCap 400 Index	4.28%	11.05%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Small-Cap ProFund

The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index. For the seven months ended July 31, 2006, the Fund had a total return of –8.07%, compared to a return of 4.75%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Varian Semiconductor (+8.24%), Parametric Technology (+1.38%), and United Stationers (+1.38%), while the bottom three performers in this group were ValueClick (–20.43%), Microsemi (–8.53%), and UCBH Holdings (–6.39%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (1/30/04)

Investor	(6.83)%	(18.15)%

Service	(7.76)%	(18.98)%

Russell 2000 Index	4.32%	9.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Dow 30 ProFund

The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA). For the seven months ending July 31, 2006, the Fund had a total return of –7.23%, compared to a total return of 5.70%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of the Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Caterpillar (+24.10%), ExxonMobil (+21.84%), and United Technologies (+12.12%), and the bottom three performers were American International Group (–10.66%), 3M Company (–8.09%), and IBM (–5.25%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (7/22/04)

Investor	(7.79)%	(11.23)%

Service	(8.72)%	(12.16)%

Dow Jones Industrial Average	7.58%	7.83%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The return of the index reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort OTC ProFund

The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100® Index. For the seven months ended July 31, 2006, the Fund had a total return of 21.18%, compared to a total return of –8.05%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Starbucks (+14.06%), Cisco Systems (+4.44%), and Apple Computer (–5.47%), while the bottom three performers in this group were eBay (–44.31%), Yahoo! (–30.73%) and Intel (–27.16%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort OTC ProFund from June 2, 1998 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/2/98)

Investor	17.81%	(13.45)%	(14.37)%	(34.71)%

Service	16.64%	(14.30)%	(15.14)%	(35.28)%

NASDAQ-100 Index	(5.56)%	19.43%	(9.20)%	3.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort International ProFund

The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the period from inception April 19, 2006 through July 31, 2006, the Fund had a total return of 1.93%, compared to a total return of –1.33%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the fund’s inception (4/19/06) that remained in the index as of 7/31/06, the top three performers (in US Dollar terms) were HSBC Holdings (+5.84%), GlaxoSmithKline (+4.88%), and Royal Dutch Shell (+4.47%) while the bottom three performers in this group were Mitsubishi UFJ Financial Group (–9.82%), Toyota Motor (–6.66%), and UBS (–4.05%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

[As the UltraShort International ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Emerging Markets ProFund

The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Bank of New York Emerging Markets 50 ADR Index. For the period from inception April 19, 2006 through July 31, 2006, the Fund had a total return of 6.17%, compared to a total return of –7.15%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on the NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the Index’s ten highest weighted companies as of the fund’s inception, the top three performers for the period were China Mobile (+9.05%), America Movil (+4.61%), and Kookmin Bank (–0.66%), while the bottom three performers in this group were Teva Pharmaceutical Industries (–15.81%), Cemex SAB (–15.45%) and Taiwan Semiconductor (–14.08%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

[As the UltraShort Emerging Markets ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Japan ProFund

The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the period from fund inception date of March 29, 2006 through July 31, 2006, the Fund had a total return of 16.50%, compared to a total return of –6.17% for the Index as measured in unhedged U.S. Dollar terms, or –8.71% in local (Japanese yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the yen. During the period, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers (in US Dollar terms) were Canon (+24.04%), TDK (+14.07%), and KDDI (+13.42%) while the bottom three performers in this group were Softbank (–56.46%), Fast Retailing (–18.58%), and Advantest (–5.18%.). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

[As the UltraShort Japan ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The Index returns reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and back to dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Banks UltraSector ProFund

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. For the seven months ended July 31, 2006, the Fund had a total return of 9.57%, compared to a total return of 8.77%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were JPMorgan Chase (+17.79%), Wells Fargo (+17.00%), and Bank of America (+14.05%), while the bottom three performers in this group were Citigroup (+1.65%), BB&T (+3.13%), and Wachovia (+3.34%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	15.86%	13.96%	9.86%

Service	14.70%	12.80%	8.86%

Dow Jones U.S. Banks Index	10.81%	29.26%	10.60%

S&P 500 Index	5.37%	35.98%	4.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Basic Materials UltraSector ProFund

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. For the seven months ended July 31, 2006, the Fund had a total return of 3.40%, compared to a total return of 4.88%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Phelps Dodge (+28.04%), Monsanto (+11.70%), and Air Products & Chemicals (+9.15%), while the bottom three performers in this group were Dow Chemical (–19.58%), Weyerhaeuser (–10.29%), and DuPont (–5.05%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (9/4/01)

Investor	9.67%	15.97%	6.06%

Service	8.64%	14.86%	5.41%

Dow Jones U.S. Basic Materials Index	8.23%	40.33%	8.97%

S&P 500 Index	5.37%	35.98%	4.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Biotechnology UltraSector ProFund

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. For the seven months ended July 31, 2006, the Fund had a total return of –11.35%, compared to a total return of –5.64%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Celgene (+47.81%), Amylin Pharmaceuticals (+22.24%), and Gilead Sciences (+17.03%), while the bottom three performers in this group were Medimmune (–27.53%), Genentech (–12.63%), and

Amgen (–11.60%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(7.40)%	8.35%	(0.35)%	(10.09)%

Service	(8.34)%	7.29%	(1.36)%	(10.95)%

Dow Jones U.S. Biotechnology Index	(1.45)%	29.92%	21.15%	(3.23)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Goods UltraSector ProFund

The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index. For the seven months ended July 31, 2006, the Fund had a total return of 1.52%, compared to a return of 3.32%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Anheuser-Busch (+13.49%), Coca-Cola (+12.00%), and Colgate-Palmolive (+9.91%), while the bottom three performers in this group were Electronic Arts (–9.94%), Nike (–8.29%), and Proctor & Gamble (–1.36%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (1/30/04)

Investor	(2.12)%	5.03%

Service	(3.11)%	4.00%

Dow Jones U.S. Consumer Goods Index	0.07%	6.53%

S&P 500 Index	5.37%	6.86%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Services UltraSector ProFund

The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index. For the seven months ended July 31, 2006, the Fund had a total return of –6.74%, compared to a return of –1.98%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Comcast (+32.64%), Walt Disney (+23.86%) and Walgreen (+6.02%), while the bottom three performers in this group were eBay (–44.31%), Target (–16.14%), and Lowe’s (–14.63%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (1/30/04)

Investor	(13.75)%	(1.47)%

Service	(14.54)%	(2.36)%

Dow Jones U.S. Consumer Services Index	(4.99)%	2.84%

S&P 500 Index	5.37%	6.86%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Financials UltraSector ProFund

The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. For the seven months ended July 31, 2006, the Fund had a total return of 6.13%, compared to a return of 6.08%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were JPMorgan Chase (+17.79%), Wells Fargo (+17.00%), and Bank of America (+14.05%), while the bottom three performers in this group were American International Group (–10.66%), Citigroup (+1.65%), and American Express (+1.92%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	13.84%	14.21%	4.48%	6.29%

Service	12.71%	13.07%	3.49%	5.30%

Dow Jones U.S. Financials Index	9.57%	32.65%	25.42%	9.13%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Health Care UltraSector ProFund

The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. For the seven months ended July 31, 2006, the Fund had a total return of –1.77%, compared to a return of 0.83%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Merck (+29.44%), Abbott Laboratories (+23.65%), and Pfizer (+13.54%), while the bottom three performers in this group were UnitedHealth Group (–22.99%), Medtronic (–11.73%), and Amgen (–11.60%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(2.35)%	4.89%	(3.39)%	(4.61)%

Service	(3.21)%	3.97%	(4.27)%	(5.49)%

Dow Jones U.S. Health Care Index	0.37%	15.64%	0.41%	1.01%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Industrials UltraSector ProFund

The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index. For the seven months ended July 31, 2006, the Fund had a total return of –1.34%, compared to a total return of 1.52%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Caterpillar (+24.10%), United Technologies (+12.12%), and Boeing (+11.06%), while the bottom three performers in this group were Tyco International (–8.93%), 3M Company (–8.09%), United Parcel Service (–7.42%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (1/30/04)

Investor	3.71%	7.53%

Service	2.58%	6.41%

Dow Jones U.S. Industrials Index	4.80%	8.59%

S&P 500 Index	5.37%	6.86%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Internet UltraSector ProFund

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. For the seven months ended July 31, 2006, the Fund had a total return of –22.04%, compared to a total return of –13.20%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were E*Trade Financial (+11.75%), Monster Worldwide (–2.01%), and Google (–6.81%), while the bottom three performers in this group were eBay (–44.31%), Amazon.com (–42.97%), Yahoo! (–30.73%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(9.46)%	8.97%	(2.81)%	(35.50)%

Service	(10.36)%	7.90%	(3.67)%	(36.25)%

Dow Jones Composite Internet Index	(2.82)%	32.25%	19.89%	(18.67)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mobile Telecommunications UltraSector ProFund

The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the seven months ended July 31, 2006, the Fund had a total return of –3.72%, compared to a return of –0.08%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

Among the Index’s component companies as of December 31, 2005, the top three performers for the period were NII Holdings (+20.83%), Leap Wireless (+18.00%), and Telephone & Data Systems—Class S (+15.43%), while the bottom two performers in this group were Sprint Nextel (–6.37%) and Alltel (+8.14%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(15.54)%	28.50%	(17.39)%	(31.84)%

Service	(16.38)%	27.14%	(18.20)%	(32.60)%

Dow Jones U.S. Mobile Telecommunications Index	(8.23)%	78.61%	(26.58)%	(16.50)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil & Gas UltraSector ProFund

The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the seven months ended July 31, 2006, the Fund had a total return of 24.37%, compared to a total return of 18.70%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Schlumberger (+38.19%), Occidental Petroleum (+35.94%), and Valero Energy (+31.01%), while the bottom three performers in this group were Devon Energy (+3.79%), Halliburton (+8.15%), and Transocean (+10.82%.). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	29.60%	50.44%	18.94%	12.70%

Service	28.27%	48.93%	17.82%	11.61%

Dow Jones U.S. Oil & Gas Index	22.40%	139.27%	99.61%	13.56%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil Equipment, Services & Distribution UltraSector ProFund

The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. For the period from inception June 5, 2006 through July 31, 2006, the Fund had a total return of –1.17%, compared to a total return of –0.47%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

Among the Index’s ten highest weighted companies at inception, the top three performers for the period were Williams Cos. (+7.84%), Schlumberger Ltd (+5.66%), and National Oilwell Varco (+1.67%), while the bottom three performers in this group were Weatherford International Ltd (–10.98%), Halliburton (–10.14%), and Baker Hughes (–6.16%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

[As the Oil Equipment, Services & Distribution UltraSector ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The Index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Pharmaceuticals UltraSector ProFund

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the seven months ended July 31, 2006, the Fund had a total return of 10.30%, compared to a total return of 8.92%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Merck (+29.44%), Forest Laboratories (+13.84%), and Pfizer (+13.54%), while the bottom three performers in this group were Schering-Plough (–1.40%), Allergan (+0.10%), and Eli Lilly (+1.83%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from June 28, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/28/00)

Investor	3.68%	(4.03)%	(10.74)%	(10.73)%

Service	2.60%	(5.01)%	(11.52)%	(11.54)%

Dow Jones U.S. Pharmaceuticals Index	3.08%	(5.71)%	(25.31)%	(3.29)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.51)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Precious Metals UltraSector ProFund

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. For the seven months ended July 31, 2006, the Fund had a total return of 8.75%, compared to a return of 10.57%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Agnico-Eagle Mines (+81.34%), Goldcorp (+31.88%), and Meridian Gold (+23.55%), while the bottom three performers in this group were Newmont Mining (–3.69%), AngloGold Ashanti Ltd ADS (–1.31%), and Freeport-McMoRan Copper & Gold (+5.88%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (6/3/02)
Investor	74.54%	23.80%	10.30%
Service	72.82%	22.60%	9.26%
Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index	54.87%	21.45%	13.74%
S&P 500 Index	5.37%	35.98%	6.95%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

4 The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Real Estate UltraSector ProFund

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. For the seven months ended July 31, 2006, the Fund had a total return of 21.99%, compared to a total return of 17.08%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Boston Properties (+34.43%), Archstone-Smith Trust (+27.64%), and Vornado Realty (+27.49%), while the bottom three performers in this group were Plum Creek Timber (–3.42%), General Growth Properties (–0.31%), and Simon Property Group (+13.72%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	13.61%	31.36%	21.49%	21.27%

Service	12.53%	30.10%	20.27%	20.01%

Dow Jones U.S. Real Estate Index	8.60%	64.90%	83.64%	19.62%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Semiconductor UltraSector ProFund

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. For the seven months ended July 31, 2006, the Fund had a total return of –24.86%, compared to a return of –14.91%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Texas Instruments (–6.87%), Analog Devices (–9.15%), and Linear Technology (-9.58%), while the bottom three performers in this group were Advanced Micro Devices (–36.63%), Marvell Technology Group (–33.86%), and Intel (–27.16%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(27.57)%	(8.10)%	(19.17)%	(34.09)%

Service	(28.36)%	(9.03)%	(19.99)%	(34.76)%

Dow Jones U.S. Semiconductor Index	(16.38)%	(5.21)%	(32.46)%	(17.45)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Technology UltraSector ProFund

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. For the seven months ended July 31, 2006, the Fund had a total return of –14.26%, compared to a total return of –7.59%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Hewlett-Packard (+12.02%), Cisco Systems (+4.44%), and Motorola (+1.20%), while the bottom three performers in this group were Dell (–27.61%), Intel (–27.16%), and Qualcomm (–17.78%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(12.65)%	1.80%	(12.15)%	(29.82)%

Service	(13.57)%	0.77%	(12.86)%	(30.33)%

Dow Jones U.S. Technology Index	(5.64)%	14.26%	(17.23)%	(15.10)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

l

Telecommunications UltraSector ProFund

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. For the seven months ended July 31, 2006, the Fund had a total return of 25.14%, compared to a total return of 19.04%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were BellSouth (+48.55%), Qwest Communications (+37.88%), and AT&T (+27.16%), while the bottom three performers in this group were NTL (–14.65%), Sprint Nextel (–6.37%), and Alltel (+8.14%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	15.17%	14.78%	(13.34)%	(21.04)%

Service	13.97%	13.63%	(14.09)%	(21.76)%

Dow Jones U.S. Telecommunications Index	10.49%	33.60%	(29.66)%	(9.28)%

S&P 500 Index	5.37%	35.98%	14.92%	(0.85)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Utilities UltraSector ProFund

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. For the seven months ended July 31, 2006, the Fund had a total return of 11.83%, compared to a return of 10.17%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were TXU (+29.92%), FirstEnergy (+16.39%), and Entergy (+14.07%), while the bottom three performers in this group were American Electric Power (–0.52%), Southern (+0.10%), and Dominion Resources (+3.57%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 26, 2000 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	5 Year	Since Inception (7/26/00)

Investor	6.63%	27.74%	1.88%	2.26%

Service	5.48%	26.42%	0.92%	1.31%

Dow Jones U.S. Utilities Index	4.77%	62.12%	10.61%	6.76%

S&P 500 Index	5.37%	35.98%	14.92%	(0.50)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Oil & Gas ProFund

The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the seven months ended July 31, 2006, the Fund had a total return of –15.05%, compared to a total return of 18.70%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Schlumberger (+38.19%), Occidental Petroleum (+35.94%), and Valero Energy (+31.01%), while the bottom three performers in this group were Devon Energy (+3.79%), Halliburton (+8.15%), and Transocean (+10.82%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2006, assuming the reinvestment of distributions.

Aggregate Total Return as of 7/31/06

Since Inception (9/12/05)

Investor	(12.75)%

Service	(13.51)%

Dow Jones U.S. Oil & Gas Index	15.01%

S&P 500 Index	4.59%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Precious Metals ProFund

The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index. For the period from inception (January 9, 2006) through July 31, 2006, the Fund had a total return of –6.33%, compared to a total return of 1.44%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the Index’s ten highest weighted companies at the fund’s inception, the top three performers for the period were Agnico-Eagle Mines (+62.28%), Goldcorp (+20.02%), and Gold Fields Ltd (+8.20%), while the bottom three performers in this group were Newmont Mining (–12.10%), AngloGold Ashanti Ltd ADS (–9.26%), and Freeport-McMoRan Copper & Gold (–2.78%.) Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2006, assuming the reinvestment of distributions.

Aggregate Total Return as of 7/31/06

Since Inception (1/9/06)

Investor	(6.33)%

Service	(6.90)%

Dow Jones Precious Metals Index	1.44%

S&P 500 Index	0.31%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Real Estate ProFund

The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index. For the seven months ended July 31, 2006, the Fund had a total return of –12.16%, compared to a return of 17.08%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the index as of 7/31/06, the top three performers were Boston Properties (+34.43%), Archstone-Smith Trust (+27.64%), and Vornado Realty (+27.49%), while the bottom three performers in this group were Plum Creek Timber (–3.42%), General Growth Properties (–0.31%), and Simon Property Group (+13.72%.) Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2006, assuming the reinvestment of distributions.

Aggregate Total Return as of 7/31/06

Since Inception (9/12/05)

Investor	(11.67)%

Service	(12.42)%

Dow Jones U.S. Real Estate Index	17.04%

S&P 500 Index	4.59%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the seven months ended July 31, 2006, the Fund had a total return of –10.35%, compared to a total return of –6.95%1 for the Long Bond. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2006 the most recent Long Bond to be issued carried a maturity date of February 15, 2036 and a 4.500% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of –6.95% for the seven months ended July 31, 2006 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 4.54% on 12/31/05 to 5.07% on 7/31/06. The bond’s total return of –6.95% for the period consisted of 2.65% derived from the yield of the bond and –9.60% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (5/1/02)

Investor	(9.95)%	4.25%	4.54%

Service	(10.80)%	3.22%	3.47%

30-year U.S. Treasury Bond	(5.77)%	5.84%	6.22%

Lehman Brothers U.S. Treasury: Long-Term Index	(2.84)%	4.87%	5.80%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. For the seven months ended July 31, 2006, the Fund had a total return of 6.22%, compared to a total return of –2.29%1 for the most recently issued 10-year U.S. Treasury Note. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the 10-year U.S. Treasury Note.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. As of July 31, 2006 the most recently issued 10-year U.S. Treasury Note carried a maturity date of May 15, 2016 and a 5.125% coupon.

The most recently issued 10-year U.S. Treasury Note had a total return of –2.29% for the seven months ended July 31, 2006 as measured by the Ryan Labs 10 Year Treasury Index. The yield on the 10-year Treasury Note increased from 4.39% on 12/31/05 to 4.98% on 7/31/06. The note’s total return of –2.29% for the period consisted of 2.72% derived from the yield on the note and –5.01% derived from the price change of the note. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark security, it was inversely affected by the daily performance of the benchmark security and the factors affecting the benchmark security.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (1/10/05)

Investor	7.22%	4.07%

Service	6.18%	3.09%

10-year U.S. Treasury Note	(1.33)%	0.44%

Lehman Brothers Composite U.S. Treasury	(0.09)%	1.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The 10-year U.S. Treasury Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the 10-year U.S. Treasury Note is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S. Treasury Note.

3 The Lehman Brothers Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the seven months ended July 31, 2006, the Fund had a total return of 14.64%, compared to a total return of –6.95%1 for the most recently issued 30-year U.S. Treasury Bond. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of July 31, 2006 the most recent Long Bond to be issued carried a maturity date of February 15, 2036 and a 4.500% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of –6.95% for the seven months ended July 31, 2006 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 4.54% on 12/31/05 to 5.07% on 7/31/06. The bond’s total return of –6.95% for the period consisted of 2.65% derived from the yield of the bond and –9.60% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	3 Year	Since Inception (5/1/02)

Investor	15.25%	(4.84)%	(6.68)%

Service	14.09%	(5.78)%	(7.51)%

30-year U.S. Treasury Bond	(5.77)%	5.84%	6.22%

Lehman Brothers U.S. Treasury: Long-Term Index	(2.84)%	4.87%	5.80%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising U.S. Dollar ProFund

The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index (USDX.) For the seven months ended July 31, 2006, the Fund had a total return of –3.85%, compared to a return of –6.44%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

For the period, the U.S. Dollar lost ground against all six component currencies contained in the Index. While the biggest percent decline of the U.S. Dollar against one of the component currencies was a –9.18% decline against the Swedish Krona, the largest impact to the Fund was caused by the –7.54% decline in the U.S. Dollar against the Euro which has a 57.6% weighting in the Index. The U.S. Dollar fared best against the Japanese Yen and Canadian Dollar where it lost –2.62% and –2.64% respectively. For the remaining currencies contained in the Index, the U.S. Dollar lost –7.74% against the British Pound and –6.26% against the Swiss Franc.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (2/17/05)

Investor	(0.74)%	4.34%

Service	(1.66)%	3.35%

U.S. Dollar Index	(4.53)%	2.33%

S&P 500 Index	5.37%	8.38%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Falling U.S. Dollar ProFund

The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index (USDX.) For the seven months ended July 31, 2006, the Fund had a total return of 7.24%, compared to a return of –6.44%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

For the period, the U.S. Dollar lost ground against all six component currencies contained in the Index. While the biggest percent decline of the U.S. Dollar against one of the component currencies was a -9.18% decline against the Swedish Krona, the largest impact to the Fund was caused by the -7.54% decline in the U.S. Dollar against the Euro which has a 57.6% weighting in the Index. The U.S. Dollar fared best against the Japanese Yen and Canadian Dollar where it lost –2.62% and –2.64% respectively. For the remaining currencies contained in the Index, the U.S. Dollar lost –7.74% against the British Pound and –6.26% against the Swiss Franc.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2006, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/06

	1 Year	Since Inception (2/17/05)

Investor	5.28%	(1.03)%

Service	4.19%	(2.01)%

U.S. Dollar Index	(4.53)%	2.33%

S&P 500 Index	5.37%	8.38%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings & Index Composition (Unaudited)

July 31, 2006

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Futures Contracts	5%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.4%
General Electric Co.	2.9%
Citigroup, Inc.	2.0%
Bank of America Corp.	1.9%
Microsoft Corp.	1.8%
Top Five Total	12.0%

S&P 500 Index - Composition

% of Index
Financial	21.8%
Consumer, Non-cyclical	21.2%
Industrial	11.0%
Technology	10.0%
Communications	10.9%
Energy	10.7%
Consumer, Cyclical	8.0%
Utilities	3.5%
Basic Materials	2.9%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	29%
Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Peabody Energy Corp.	0.9%
Expeditors International of Washington, Inc.	0.7%
Cognizant Technology Solutions Corp.	0.6%
Smith International, Inc.	0.6%
Noble Energy, Inc.	0.6%
Top Five Total	3.4%

S&P Mid-Cap 400 Index - Composition

% of Index
Financial	16.9%
Consumer, Non-cyclical	15.9%
Industrial	15.3%
Consumer, Cyclical	13.9%
Energy	12.4%
Technology	10.0%
Utilities	6.7%
Communications	4.7%
Basic Materials	3.8%
Diversified	0.4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	17%
Swap Agreements	11%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amylin Pharmaceuticals, Inc.	0.4%
Helix Energy Solutions Group, Inc.	0.4%
Oceaneering International, Inc.	0.3%
TETRA Technologies, Inc.	0.3%
Frontier Oil Corp.	0.3%
Top Five Total	1.7%

Russell 2000 Index - Composition

% of Index
Financial	22.6%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	13.8%
Industrial	13.2%
Technology	9.7%
Communications	9.4%
Energy	5.7%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.0%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

OTC ProFund

Investment Objective: The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Futures Contracts	6%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.2%
Apple Computer, Inc.	5.9%
Qualcomm, Inc.	5.2%
Google, Inc.	3.7%
Cisco Systems, Inc.	2.9%
Top Five Total	23.9%

Nasdaq-100 Index - Composition

% of Index
Technology	38.9%
Communications	28.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	11.2%
Industrial	3.2%
Energy	0.4%
Basic Materials	0.3%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	4.1%
Bank of America Corp.	3.1%
General Electric Co.	3.0%
J.P. Morgan Chase & Co.	2.7%
Exxon Mobil Corp.	2.5%
Top Five Total	15.4%

S&P 500/Citigroup Value

Index - Composition

% of Index
Financial	32.6%
Industrial	14.5%
Communications	13.1%
Energy	9.3%
Consumer, Non-cyclical	8.5%
Utilities	6.2%
Technology	6.0%
Consumer, Cyclical	5.1%
Basic Materials	4.7%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.6%
Microsoft Corp.	3.6%
Pfizer, Inc.	3.3%
Johnson & Johnson	3.2%
Procter & Gamble Co.	3.2%
Top Five Total	17.9%

S&P 500/Citigroup Growth

Index - Composition

% of Index
Consumer, Non-cyclical	34.4%
Technology	14.1%
Energy	12.0%
Consumer, Cyclical	11.1%
Financial	10.5%
Communications	8.5%
Industrial	7.5%
Basic Materials	1.1%
Utilities	0.8%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	NM
Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Peabody Energy Corp.	1.5%
Developers Diversified Realty Corp.	1.0%
Manpower, Inc.	0.9%
Old Republic International Corp.	0.8%
Wisconsin Energy Corp.	0.8%
Top Five Total	5.0%

S&P MidCap 400/Citigroup Value

Index - Composition

% of Index
Financial	23.2%
Industrial	16.4%
Utilities	12.2%
Consumer, Non-cyclical	10.1%
Energy	9.1%
Consumer, Cyclical	8.9%
Technology	7.9%
Basic Materials	6.6%
Communications	5.1%
Diversified	0.5%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	2%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Expeditors International of Washington, Inc.	2.0%
Cognizant Technology Solutions Corp.	1.9%
Noble Energy, Inc.	1.8%
C.H. Robinson Worldwide, Inc.	1.6%
Newfield Exploration Co.	1.2%
Top Five Total	8.5%

S&P MidCap 400/Citigroup Growth

Index - Composition

% of Index
Consumer, Non-cyclical	22.9%
Consumer, Cyclical	19.7%
Energy	16.3%
Industrial	13.8%
Technology	12.5%
Financial	9.4%
Communications	4.3%
Basic Materials	0.4%
Diversified	0.4%
Utilities	0.3%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Energen Corp.	1.1%
Shurgard Storage Centers, Inc.	1.1%
UGI Corp.	1.0%
Corn Products International, Inc.	0.9%
Whitney Holding Corp.	0.9%
Top Five Total	5.0%

S&P SmallCap 600/Citigroup Value

Index - Composition

% of Index
Industrial	23.0%
Financial	20.0%
Consumer, Cyclical	15.6%
Consumer, Non-cyclical	11.8%
Utilities	9.0%
Technology	7.4%
Basic Materials	6.2%
Energy	4.0%
Communications	3.0%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Futures Contracts	2%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Frontier Oil Corp.	1.5%
ResMed, Inc.	1.4%
Helix Energy Solutions Group, Inc.	1.3%
Cimarex Energy Co.	1.3%
Global Payments, Inc.	1.1%
Top Five Total	6.6%

S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index
Consumer, Non-cyclical	23.3%
Consumer, Cyclical	17.5%
Industrial	14.8%
Energy	13.7%
Financial	12.7%
Technology	11.7%
Communications	4.4%
Basic Materials	1.0%
Utilities	0.9%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
BP Amoco PLC	7.3%
HSBC Holdings PLC	6.4%
Total Fina SA	5.5%
GlaxoSmithKline PLC	5.4%
Novartis AG	5.3%
Top Five Total	29.8%

ProFunds Europe 30 Index - Composition

% of Index
Consumer, Non-cyclical	31.9%
Energy	17.9%
Financial	12.6%
Communications	11.9%
Basic Materials	9.3%
Industrial	5.9%
Technology	5.9%
Consumer, Cyclical	4.6%
Diversified	0.0%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Futures Contracts	57%
Swap Agreements	58%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.1%
General Electric Co.	2.6%
Citigroup, Inc.	1.8%
Bank of America Corp.	1.8%
Microsoft Corp.	1.6%
Top Five Total	10.9%

S&P 500 Index - Composition

% of Index
Financial	21.8%
Consumer, Non-cyclical	21.2%
Industrial	11.0%
Technology	10.0%
Communications	10.9%
Energy	10.7%
Consumer, Cyclical	8.0%
Utilities	3.5%
Basic Materials	2.9%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Futures Contracts	27%
Swap Agreements	86%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Peabody Energy Corp.	1.1%
Expeditors International of Washington, Inc.	0.8%
Cognizant Technology Solutions Corp.	0.8%
Smith International, Inc.	0.8%
Noble Energy, Inc.	0.7%
Top Five Total	4.2%

S&P Mid-Cap 400 Index - Composition

% of Index
Financial	16.9%
Consumer, Non-cyclical	15.9%
Industrial	15.3%
Consumer, Cyclical	13.9%
Energy	12.4%
Technology	10.0%
Utilities	6.7%
Communications	4.7%
Basic Materials	3.8%
Diversified	0.4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	37%
Swap Agreements	92%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amylin Pharmaceuticals, Inc.	0.4%
Oceaneering International, Inc.	0.3%
Helix Energy Solutions Group, Inc.	0.3%
TETRA Technologies, Inc.	0.3%
Frontier Oil Corp.	0.3%
Top Five Total	1.6%

Russell 2000 Index - Composition

% of Index
Financial	22.6%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	13.8%
Industrial	13.2%
Technology	9.7%
Communications	9.4%
Energy	5.7%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.0%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Futures Contracts	95%
Swap Agreements	23%
Options	NM
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Altria Group, Inc.	4.7%
Boeing Co.	4.5%
International Business Machines Corp.	4.5%
Caterpillar, Inc.	4.2%
3M Co.	4.1%
Top Five Total	22.0%

Dow Jones Industrial Average - Composition

% of Index
Industrial	25.3%
Consumer, Non-cyclical	22.1%
Financial	14.8%
Technology	10.8%
Consumer, Cyclical	10.5%
Communications	6.7%
Basic Materials	5.0%
Energy	4.8%
Utilities	0.0%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

UltraOTC ProFund

Investment Objective: The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Futures Contracts	15%
Swap Agreements	95%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.0%
Apple Computer, Inc.	5.7%
Qualcomm, Inc.	5.0%
Google, Inc.	3.6%
Cisco Systems, Inc.	2.8%
Top Five Total	23.1%

Nasdaq-100 Index - Composition

% of Index
Technology	38.9%
Communications	28.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	11.2%
Industrial	3.2%
Energy	0.4%
Basic Materials	0.3%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

MSCI EAFE Index

% of Index
United Kingdom	24.5%
Japan	24.1%
France	9.6%
Switzerland	7.0%
Germany	6.8%
Australia	5.3%
Spain	3.8%
Italy	3.8%
Netherlands	3.3%
Other	11.8%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraEmerging Markets ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Bank of New York Emerging Markets 50 ADR Index - Composition

% of Index
Brazil	24.4%
Republic of Korea	14.6%
China	14.0%
Mexico	12.7%
Taiwan, Province of China	9.6%
South Africa	7.2%
India	7.2%
Israel	4.1%
Russian Federation	2.8%
Other	3.4%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	159%
Swap Agreements	13%
Options	27%
Total Exposure	199%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	26.4%
Consumer, Cyclical	23.3%
Consumer, Non-cyclical	16.3%
Financial	9.4%
Technology	9.4%
Communications	7.3%
Basic Materials	6.2%
Energy	1.2%
Utilities	0.5%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(55)%
Swap Agreements	(45)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P 500 Index - Composition

% of Index
Financial	21.8%
Consumer, Non-cyclical	21.2%
Industrial	11.0%
Technology	10.0%
Communications	10.9%
Energy	10.7%
Consumer, Cyclical	8.0%
Utilities	3.5%
Basic Materials	2.9%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(81)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Russell 2000 Index - Composition

% of Index
Financial	22.6%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	13.8%
Industrial	13.2%
Technology	9.7%
Communications	9.4%
Energy	5.7%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.0%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Short OTC ProFund

Investment Objective: The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(29)%
Swap Agreements	(71)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short OTC ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Nasdaq-100 Index - Composition

% of Index
Technology	38.9%
Communications	28.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	11.2%
Industrial	3.2%
Energy	0.4%
Basic Materials	0.3%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(136)%
Swap Agreements	(63)%
Options	NM
Total Exposure	(199)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P 500 Index - Composition

% of Index
Financial	21.8%
Consumer, Non-cyclical	21.2%
Industrial	11.0%
Technology	10.0%
Communications	10.9%
Energy	10.7%
Consumer, Cyclical	8.0%
Utilities	3.5%
Basic Materials	2.9%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(40)%
Swap Agreements	(160)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P Mid-Cap 400 Index - Composition

% of Index
Financial	16.9%
Consumer, Non-cyclical	15.9%
Industrial	15.3%
Consumer, Cyclical	13.9%
Energy	12.4%
Technology	10.0%
Utilities	6.7%
Communications	4.7%
Basic Materials	3.8%
Diversified	0.4%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(52)%
Swap Agreements	(148)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Russell 2000 Index - Composition

% of Index
Financial	22.6%
Consumer, Non-cyclical	18.9%
Consumer, Cyclical	13.8%
Industrial	13.2%
Technology	9.7%
Communications	9.4%
Energy	5.7%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.0%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(79)%
Swap Agreements	(121)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Dow Jones Industrial Average - Composition

% of Index
Industrial	25.3%
Consumer, Non-cyclical	22.1%
Financial	14.8%
Technology	10.8%
Consumer, Cyclical	10.5%
Communications	6.7%
Basic Materials	5.0%
Energy	4.8%
Utilities	0.0%

UltraShort OTC ProFund

Investment Objective: The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(72)%
Swap Agreements	(128)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort OTC ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Nasdaq-100 Index - Composition

% of Index
Technology	38.9%
Communications	28.1%
Consumer, Non-cyclical	17.9%
Consumer, Cyclical	11.2%
Industrial	3.2%
Energy	0.4%
Basic Materials	0.3%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

MSCI EAFE Index - Composition

% of Index
United Kingdom	24.5%
Japan	24.1%
France	9.6%
Switzerland	7.0%
Germany	6.8%
Australia	5.3%
Spain	3.8%
Italy	3.8%
Netherlands	3.3%
Other	11.8%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Bank of New York Emerging Markets 50 ADR Index - Composition

% of Index
Brazil	24.4%
Republic of Korea	14.6%
China	14.0%
Mexico	12.7%
Taiwan, Province of China	9.6%
South Africa	7.2%
India	7.2%
Israel	4.1%
Russian Federation	2.8%
Other	3.4%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(170)%
Swap Agreements	(29)%
Options	NM
Total Exposure	(199)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Nikkei 225 Stock Average Index - Composition

% of Index
Industrial	26.4%
Consumer, Cyclical	23.3%
Consumer, Non-cyclical	16.3%
Financial	9.4%
Technology	9.4%
Communications	7.3%
Basic Materials	6.2%
Energy	1.2%
Utilities	0.5%
Diversified	0.0%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	13.0%
Bank of America Corp.	12.8%
J.P. Morgan Chase & Co.	8.6%
Wells Fargo & Co.	6.6%
Wachovia Corp.	4.7%
Top Five Total	45.7%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Du Pont	6.6%
The Dow Chemical Co.	6.1%
Alcoa, Inc.	4.8%
Monsanto Co.	4.2%
Newmont Mining Corp.	3.9%
Top Five Total	25.6%

Dow Jones U.S. Basic Materials Index - Composition

% of Index
Chemicals	51.1%
Industrial Metals	24.1%
Mining	16.7%
Forestry and Paper	8.1%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	24.5%
Genentech, Inc.	11.2%
Gilead Sciences, Inc.	8.5%
Genzyme Corp.	5.3%
Celgene Corp.	4.9%
Top Five Total	54.4%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	73%
Total Exposure	147%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.4%
Altria Group, Inc.	10.2%
PepsiCo, Inc.	6.5%
Coca-Cola Co.	6.0%
Anheuser-Busch Cos., Inc.	2.2%
Top Five Total	36.3%

Dow Jones U.S. Consumer Goods

Index - Composition

% of Index
Household Goods	24.5%
Beverages	22.2%
Tobacco	15.9%
Food Producers	14.5%
Personal Goods	11.6%
Automobiles & Parts	6.4%
Leisure Goods	4.9%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Service Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.3%
Home Depot, Inc.	3.3%
Comcast Corp.	3.2%
Time Warner, Inc.	3.2%
Walt Disney Co.	2.8%
Top Five Total	17.8%

Dow Jones U.S. Consumer Service

Index - Composition

% of Index
General Retailers	40.1%
Media	30.3%
Travel & Leisure	17.4%
Food & Drug Retailers	12.2%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	76%
Total Exposure	152%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	6.3%
Bank of America Corp.	6.2%
J.P. Morgan Chase & Co.	4.2%
American International Group, Inc.	3.6%
Wells Fargo & Co.	3.2%
Top Five Total	23.5%

Dow Jones U.S. Financials

Index - Composition

% of Index
Banks	45.4%
General Finance	22.1%
Nonlife Insurance	15.7%
Real Estate	11.3%
Life Insurance	5.5%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	75%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	8.6%
Johnson & Johnson	8.4%
Merck & Co., Inc.	4.0%
Amgen, Inc.	3.7%
Abbott Laboratories	3.3%
Top Five Total	28.0%

Dow Jones U.S. Health Care Index - Composition

% of Index
Pharmaceuticals & Biotechnology	63.6%
Health Care Equipment & Services	36.4%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	15.1%
United Technologies Corp.	2.6%
Boeing Co.	2.5%
Tyco International, Ltd.	2.4%
3M Co.	2.2%
Top Five Total	24.8%

Dow Jones U.S. Industrials

Index - Composition

% of Index
General Industrials	33.2%
Aerospace and Defense	14.7%
Support Services	13.9%
Industrial Transportation	11.9%
Industrial Engineering	10.9%
Electronic & Electrical Equipment	9.7%
Construction & Materials	5.7%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Yahoo!, Inc.	7.0%
E*TRADE Financial Corp.	6.8%
eBay, Inc.	6.0%
Google, Inc.	7.8%
Amazon.com, Inc.	5.7%
Top Five Total	33.3%

Dow Jones Composite Internet Index - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Swap Agreements	98%
Total Exposure	152%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Corp.	25.0%
Alltel Corp.	17.7%
NII Holdings, Inc.	5.9%
Telephone & Data Systems, Inc.	1.7%
Telephone & Data Systems, Inc.	1.6%
Top Five Total	51.9%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.0%
ChevronTexaco Corp.	7.9%
ConocoPhillips	5.6%
Schlumberger, Ltd.	4.2%
Occidental Petroleum Corp.	2.5%
Top Five Total	42.2%

Dow Jones U.S. Oil & Gas

Index - Composition

% of Index
Oil and Gas Producers	73.6%
Oil Equipment, Services & Distribution	26.4%

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	15.9%
Halliburton Co.	6.9%
Baker Hughes, Inc.	5.5%
Transocean Sedco Forex, Inc.	5.1%
Weatherford International, Ltd.	3.3%
Top Five Total	36.7%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	75%
Total Exposure	148%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	23.7%
Pfizer, Inc.	17.6%
Merck & Co., Inc.	11.3%
Abbott Laboratories	8.7%
Eli Lilly & Co.	6.2%
Top Five Total	67.5%

Dow Jones U.S. Pharmaceuticals

Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Dow Jones Precious Metals

Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.2%
Equity Office Properties Trust	3.1%
Vornado Realty Trust	3.1%
Equity Residential Properties Trust	3.0%
Prologis	3.0%
Top Five Total	16.4%

Dow Jones U.S. Real Estate

Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductor Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	20.1%
Texas Instruments, Inc.	9.0%
Applied Materials, Inc.	4.8%
Analog Devices, Inc.	2.3%
Micron Technology, Inc.	2.2%
Top Five Total	38.4%

Dow Jones U.S. Semiconductor Index - Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.3%
International Business Machines Corp.	5.1%
Cisco Systems, Inc.	4.7%
Intel Corp.	4.5%
Hewlett-Packard Co.	3.8%
Top Five Total	27.4%

Dow Jones U.S. Technology Index - Composition

% of Index
Technology Hardware & Equipment	59.1%
Software & Computer Services	40.9%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	76%
Total Exposure	145%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	20.8%
Verizon Communications, Inc.	17.4%
BellSouth Corp.	11.5%
Sprint Corp.	4.7%
Alltel Corp.	3.8%
Top Five Total	58.2%

Dow Jones U.S. Telecommunications Index - Composition

% of Index
Fixed Line Telecommunications	78.5%
Mobile Telecommunications	21.5%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.6%
Duke Energy Corp.	5.4%
TXU Corp.	4.3%
Dominion Resources, Inc.	3.9%
Southern Co.	3.6%
Top Five Total	22.8%

Dow Jones U.S. Utilities Index - Composition

% of Index
Electricity	74.4%
Gas, Water & Multiutilities	25.6%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	73.6%
Oil Equipment, Services & Distribution	26.4%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	18%
Swap Agreements	26%
U.S. Treasury Obligations	87%
Total Exposure	131%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which currently includes; swap agreements, futures contracts and U.S. Treasury Obligations.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1)%
Swap Agreements	(99)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

July 31, 2006

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(123)%
Options	NM
Total Exposure	(126)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	99%
Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which currently includes; forward currency contracts.

US Dollar Index - Composition

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	(99)%
Total Exposure	(99)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which currently includes; forward currency contracts.

US Dollar Index - Composition

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different ProFunds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2006 and held for the entire period from February 1, 2006 through July 31, 2006.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period* 2/1/06 - 7/31/06	Expense Ratio During Period 2/1/06 - 7/31/06
Investor Class
Bull ProFund	$1,000.00	$997.90	$7.25	1.46%
Mid-Cap ProFund	1,000.00	944.10	7.73	1.60%
Small-Cap ProFund	1,000.00	960.80	6.06	1.25%
OTC ProFund	1,000.00	878.10	6.89	1.48%
Large-Cap Value ProFund	1,000.00	1,035.00	7.19	1.43%
Large-Cap Growth ProFund	1,000.00	958.30	10.04	2.07%
Mid-Cap Value ProFund	1,000.00	976.30	7.16	1.46%
Mid-Cap Growth ProFund	1,000.00	919.80	7.16	1.50%
Small-Cap Value ProFund	1,000.00	960.50	7.56	1.55%
Small-Cap Growth ProFund	1,000.00	941.60	7.42	1.54%
Europe 30 ProFund	1,000.00	998.30	6.99	1.41%
UltraBull ProFund	1,000.00	970.00	7.14	1.46%
UltraMid-Cap ProFund	1,000.00	872.90	6.78	1.46%
UltraSmall-Cap ProFund	1,000.00	878.40	6.61	1.42%
UltraDow 30 ProFund	1,000.00	1,029.90	7.46	1.48%
UltraOTC ProFund	1,000.00	746.60	6.01	1.39%
UltraInternational ProFund**	1,000.00	918.30	5.27	1.95%
UltraEmerging Markets ProFund**	1,000.00	803.00	3.88	1.53%
UltraJapan ProFund	1,000.00	856.10	7.40	1.61%
Bear ProFund	1,000.00	1,025.70	7.92	1.58%
Short Small-Cap ProFund	1,000.00	1,059.90	7.79	1.52%
Short OTC ProFund	1,000.00	1,161.00	8.09	1.51%
UltraBear ProFund	1,000.00	1,029.80	7.08	1.41%
UltraShort Mid-Cap ProFund	1,000.00	1,117.10	8.27	1.58%
UltraShort Small-Cap ProFund	1,000.00	1,088.20	7.47	1.44%
UltraShort Dow 30 ProFund	1,000.00	950.10	7.53	1.56%
UltraShort OTC ProFund	1,000.00	1,308.40	7.99	1.40%
UltraShort International ProFund**	1,000.00	1,019.30	4.27	1.50%
UltraShort Emerging Markets ProFund**	1,000.00	1,061.70	4.36	1.50%
UltraShort Japan ProFund***	1,000.00	1,165.00	7.16	1.95%
Banks UltraSector ProFund	1,000.00	1,117.90	8.26	1.57%
Basic Materials UltraSector ProFund	1,000.00	941.50	7.03	1.46%
Biotechnology UltraSector ProFund	1,000.00	904.30	7.45	1.58%
Consumer Goods UltraSector ProFund	1,000.00	1,006.30	7.85	1.58%
Consumer Services UltraSector ProFund	1,000.00	917.50	7.50	1.58%
Financials UltraSector ProFund	1,000.00	1,043.60	7.61	1.50%
Health Care UltraSector ProFund	1,000.00	962.10	7.66	1.57%
Industrials UltraSector ProFund	1,000.00	971.60	7.71	1.58%
Internet UltraSector ProFund	1,000.00	751.10	7.25	1.67%
Mobile Telecommunications UltraSector ProFund	1,000.00	990.00	7.72	1.56%
Oil & Gas UltraSector ProFund	1,000.00	1,025.40	6.75	1.34%
Oil Equipment, Services & Distribution UltraSector ProFund****	1,000.00	988.30	2.97	1.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,066.40	7.48	1.46%
Precious Metals UltraSector ProFund	1,000.00	838.90	6.28	1.38%
Real Estate UltraSector ProFund	1,000.00	1,107.70	8.20	1.57%
Semiconductor UltraSector ProFund	1,000.00	727.00	6.78	1.58%
Technology UltraSector ProFund	1,000.00	809.00	7.05	1.57%
Telecommunications UltraSector ProFund	1,000.00	1,181.70	8.54	1.58%
Utilities UltraSector ProFund	1,000.00	1,080.80	8.44	1.64%
Short Oil & Gas ProFund	1,000.00	969.80	6.62	1.36%
Short Precious Metals ProFund	1,000.00	1,028.50	9.08	1.81%
Short Real Estate ProFund	1,000.00	937.40	6.33	1.32%
U.S. Government Plus ProFund	1,000.00	915.70	5.85	1.23%
Rising Rates Opportunity 10 ProFund	1,000.00	1,050.20	7.21	1.42%
Rising Rates Opportunity ProFund	1,000.00	1,117.80	7.57	1.44%
Rising U.S. Dollar ProFund	1,000.00	982.50	8.60	1.75%
Falling U.S. Dollar ProFund	1,000.00	1,046.30	7.43	1.47%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from April 19, 2006 (date of commencement of operations) to July 31, 2006.
***	Information shown reflects values using the expense ratios and rates of return for the period from March 29, 2006 (date of commencement of operations) to July 31, 2006.
****	Information shown reflects values using the expense ratios and rates of return for the period from June 5, 2006 (date of commencement of operations) to July 31, 2006.

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period* 2/1/06 - 7/31/06	Expense Ratio During Period 2/1/06 - 7/31/06
Service Class
Bull ProFund	$1,000.00	$993.10	$12.18	2.46%
Mid-Cap ProFund	1,000.00	939.60	12.53	2.61%
Small-Cap ProFund	1,000.00	955.90	10.90	2.25%
OTC ProFund	1,000.00	873.70	11.52	2.48%
Large-Cap Value ProFund	1,000.00	1,030.00	12.21	2.43%
Large-Cap Growth ProFund	1,000.00	953.80	14.86	3.07%
Mid-Cap Value ProFund	1,000.00	971.90	12.04	2.46%
Mid-Cap Growth ProFund	1,000.00	914.60	11.89	2.50%
Small-Cap Value ProFund	1,000.00	955.90	12.40	2.56%
Small-Cap Growth ProFund	1,000.00	937.00	12.21	2.54%
Europe 30 ProFund	1,000.00	993.70	11.92	2.41%
UltraBull ProFund	1,000.00	965.30	12.00	2.46%
UltraMid-Cap ProFund	1,000.00	868.40	11.40	2.46%
UltraSmall-Cap ProFund	1,000.00	873.70	11.25	2.42%
UltraDow 30 ProFund	1,000.00	1,024.30	12.46	2.48%
UltraOTC ProFund	1,000.00	743.00	10.33	2.39%
UltraInternational ProFund**	1,000.00	915.70	7.98	2.95%
UltraEmerging Markets ProFund**	1,000.00	800.70	6.43	2.53%
UltraJapan ProFund	1,000.00	851.80	11.98	2.61%
Bear ProFund	1,000.00	1,020.90	12.91	2.58%
Short Small-Cap ProFund	1,000.00	1,054.10	12.86	2.52%
Short OTC ProFund	1,000.00	1,156.30	13.42	2.51%
UltraBear ProFund	1,000.00	1,024.40	12.08	2.41%
UltraShort Mid-Cap ProFund	1,000.00	1,110.20	13.49	2.58%
UltraShort Small-Cap ProFund	1,000.00	1,083.80	12.63	2.44%
UltraShort Dow 30 ProFund	1,000.00	945.60	12.34	2.56%
UltraShort OTC ProFund	1,000.00	1,302.30	13.67	2.39%
UltraShort International ProFund**	1,000.00	1,015.30	7.10	2.50%
UltraShort Emerging Markets ProFund**	1,000.00	1,058.00	7.27	2.50%
UltraShort Japan ProFund***	1,000.00	1,161.30	10.83	2.95%
Banks UltraSector ProFund	1,000.00	1,112.40	13.47	2.57%
Basic Materials UltraSector ProFund	1,000.00	937.00	11.82	2.46%
Biotechnology UltraSector ProFund	1,000.00	900.00	12.15	2.58%
Consumer Goods UltraSector ProFund	1,000.00	1,001.80	12.79	2.58%
Consumer Services UltraSector ProFund	1,000.00	913.40	12.23	2.58%
Financials UltraSector ProFund	1,000.00	1,038.70	12.65	2.50%
Health Care UltraSector ProFund	1,000.00	957.40	12.49	2.57%
Industrials UltraSector ProFund	1,000.00	966.60	12.57	2.58%
Internet UltraSector ProFund	1,000.00	747.30	11.57	2.67%
Mobile Telecommunications UltraSector ProFund	1,000.00	985.50	12.63	2.56%
Oil & Gas UltraSector ProFund	1,000.00	1,020.50	11.74	2.34%
Oil Equipment, Services & Distribution UltraSector ProFund****	1,000.00	987.00	4.49	2.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,060.40	12.57	2.46%
Precious Metals UltraSector ProFund	1,000.00	835.00	10.82	2.38%
Real Estate UltraSector ProFund	1,000.00	1,102.80	13.40	2.57%
Semiconductor UltraSector ProFund	1,000.00	722.80	11.04	2.58%
Technology UltraSector ProFund	1,000.00	805.10	11.51	2.57%
Telecommunications UltraSector ProFund	1,000.00	1,176.80	13.92	2.58%
Utilities UltraSector ProFund	1,000.00	1,074.60	13.56	2.64%
Short Oil & Gas ProFund	1,000.00	965.00	11.48	2.36%
Short Precious Metals ProFund	1,000.00	1,022.70	14.06	2.80%
Short Real Estate ProFund	1,000.00	932.80	11.11	2.32%
U.S. Government Plus ProFund	1,000.00	911.50	10.58	2.23%
Rising Rates Opportunity 10 ProFund	1,000.00	1,045.50	12.27	2.42%
Rising Rates Opportunity ProFund	1,000.00	1,112.40	12.78	2.44%
Rising U.S. Dollar ProFund	1,000.00	978.10	13.50	2.75%
Falling U.S. Dollar ProFund	1,000.00	1,041.00	12.47	2.46%

*	Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from April 19, 2006 (date of commencement of operations) to July 31, 2006.
***	Information shown reflects values using the expense ratios and rates of return for the period from March 29, 2006 (date of commencement of operations) to July 31, 2006.
****	Information shown reflects values using the expense ratios and rates of return for the period from June 5, 2006 (date of commencement of operations) to July 31, 2006.

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period* 2/1/06 - 7/31/06	Expense Ratio During Period 2/1/06 - 7/31/06
Investor Class
Bull ProFund	$1,000.00	$1,017.54	$7.32	1.46%
Mid-Cap ProFund	1,000.00	1,016.84	8.02	1.60%
Small-Cap ProFund	1,000.00	1,018.61	6.24	1.25%
OTC ProFund	1,000.00	1,017.46	7.40	1.48%
Large-Cap Value ProFund	1,000.00	1,017.73	7.13	1.43%
Large-Cap Growth ProFund	1,000.00	1,014.54	10.32	2.07%
Mid-Cap Value ProFund	1,000.00	1,017.55	7.31	1.46%
Mid-Cap Growth ProFund	1,000.00	1,017.34	7.52	1.50%
Small-Cap Value ProFund	1,000.00	1,017.09	7.78	1.55%
Small-Cap Growth ProFund	1,000.00	1,017.15	7.71	1.54%
Europe 30 ProFund	1,000.00	1,017.80	7.06	1.41%
UltraBull ProFund	1,000.00	1,017.55	7.31	1.46%
UltraMid-Cap ProFund	1,000.00	1,017.56	7.30	1.46%
UltraSmall-Cap ProFund	1,000.00	1,017.75	7.10	1.42%
UltraDow 30 ProFund	1,000.00	1,017.44	7.42	1.48%
UltraOTC ProFund	1,000.00	1,017.91	6.95	1.39%
UltraInternational ProFund**	1,000.00	1,015.14	9.73	1.95%
UltraEmerging Markets ProFund**	1,000.00	1,017.23	7.63	1.53%
UltraJapan ProFund	1,000.00	1,016.83	8.04	1.61%
Bear ProFund	1,000.00	1,016.98	7.88	1.58%
Short Small-Cap ProFund	1,000.00	1,017.23	7.63	1.52%
Short OTC ProFund	1,000.00	1,017.31	7.55	1.51%
UltraBear ProFund	1,000.00	1,017.82	7.04	1.41%
UltraShort Mid-Cap ProFund	1,000.00	1,016.98	7.88	1.58%
UltraShort Small-Cap ProFund	1,000.00	1,017.64	7.22	1.44%
UltraShort Dow 30 ProFund	1,000.00	1,017.07	7.79	1.56%
UltraShort OTC ProFund	1,000.00	1,017.87	6.98	1.40%
UltraShort International ProFund**	1,000.00	1,017.37	7.49	1.50%
UltraShort Emerging Markets ProFund**	1,000.00	1,017.36	7.50	1.50%
UltraShort Japan ProFund***	1,000.00	1,015.13	9.73	1.95%
Banks UltraSector ProFund	1,000.00	1,017.00	7.86	1.57%
Basic Materials UltraSector ProFund	1,000.00	1,017.56	7.30	1.46%
Biotechnology UltraSector ProFund	1,000.00	1,016.97	7.90	1.58%
Consumer Goods UltraSector ProFund	1,000.00	1,016.97	7.89	1.58%
Consumer Services UltraSector ProFund	1,000.00	1,016.98	7.88	1.58%
Financials UltraSector ProFund	1,000.00	1,017.34	7.51	1.50%
Health Care UltraSector ProFund	1,000.00	1,016.99	7.87	1.57%
Industrials UltraSector ProFund	1,000.00	1,016.97	7.89	1.58%
Internet UltraSector ProFund	1,000.00	1,016.52	8.35	1.67%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.04	7.82	1.56%
Oil & Gas UltraSector ProFund	1,000.00	1,018.13	6.72	1.34%
Oil Equipment, Services & Distribution UltraSector ProFund****	1,000.00	1,015.14	9.73	1.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,017.56	7.30	1.46%
Precious Metals UltraSector ProFund	1,000.00	1,017.97	6.89	1.38%
Real Estate UltraSector ProFund	1,000.00	1,017.01	7.85	1.57%
Semiconductor UltraSector ProFund	1,000.00	1,016.95	7.91	1.58%
Technology UltraSector ProFund	1,000.00	1,017.00	7.86	1.57%
Telecommunications UltraSector ProFund	1,000.00	1,016.97	7.89	1.58%
Utilities UltraSector ProFund	1,000.00	1,016.68	8.18	1.64%
Short Oil & Gas ProFund	1,000.00	1,018.07	6.79	1.36%
Short Precious Metals ProFund	1,000.00	1,015.84	9.03	1.81%
Short Real Estate ProFund	1,000.00	1,018.26	6.60	1.32%
U.S. Government Plus ProFund	1,000.00	1,018.69	6.16	1.23%
Rising Rates Opportunity 10 ProFund	1,000.00	1,017.76	7.10	1.42%
Rising Rates Opportunity ProFund	1,000.00	1,017.65	7.21	1.44%
Rising U.S. Dollar ProFund	1,000.00	1,016.11	8.75	1.75%
Falling U.S. Dollar ProFund	1,000.00	1,017.53	7.33	1.47%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from April 19, 2006 (date of commencement of operations) to July 31, 2006 and has been adjusted to reflect values for the period from February 1, 2006 to July 31, 2006.
***	Information shown reflects values using the expense ratios and ratios of return for the period from March 29, 2006 (date of commencement of operations) to July 31, 2006 and has been adjusted to reflect values for the period from February 1, 2006 to July 31, 2006.
****	Information shown reflects values using the expense ratios and ratios of return for the period from June 5, 2006 (date of commencement of operations) to July 31, 2006 and has been adjusted to reflect values for the period from February 1, 2006 to July 31, 2006.

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period* 2/1/06 - 7/31/06	Expense Ratio During Period 2/1/06 - 7/31/06
Service Class
Bull ProFund	$1,000.00	$1,012.58	$12.29	2.46%
Mid-Cap ProFund	1,000.00	1,011.87	13.00	2.61%
Small-Cap ProFund	1,000.00	1,013.65	11.22	2.25%
OTC ProFund	1,000.00	1,012.50	12.37	2.48%
Large-Cap Value ProFund	1,000.00	1,012.77	12.10	2.43%
Large-Cap Growth ProFund	1,000.00	1,009.58	15.28	3.07%
Mid-Cap Value ProFund	1,000.00	1,012.58	12.29	2.46%
Mid-Cap Growth ProFund	1,000.00	1,012.38	12.50	2.50%
Small-Cap Value ProFund	1,000.00	1,012.12	12.75	2.56%
Small-Cap Growth ProFund	1,000.00	1,012.19	12.68	2.54%
Europe 30 ProFund	1,000.00	1,012.83	12.04	2.41%
UltraBull ProFund	1,000.00	1,012.59	12.29	2.46%
UltraMid-Cap ProFund	1,000.00	1,012.59	12.28	2.46%
UltraSmall-Cap ProFund	1,000.00	1,012.79	12.08	2.42%
UltraDow 30 ProFund	1,000.00	1,012.48	12.39	2.48%
UltraOTC ProFund	1,000.00	1,012.94	11.93	2.39%
UltraInternational ProFund**	1,000.00	1,010.15	14.72	2.95%
UltraEmerging Markets ProFund**	1,000.00	1,012.25	12.62	2.53%
UltraJapan ProFund	1,000.00	1,011.86	13.01	2.61%
Bear ProFund	1,000.00	1,012.02	12.85	2.58%
Short Small-Cap ProFund	1,000.00	1,012.28	12.60	2.52%
Short OTC ProFund	1,000.00	1,012.35	12.52	2.51%
UltraBear ProFund	1,000.00	1,012.86	12.01	2.41%
UltraShort Mid-Cap ProFund	1,000.00	1,012.01	12.86	2.58%
UltraShort Small-Cap ProFund	1,000.00	1,012.68	12.19	2.44%
UltraShort Dow 30 ProFund	1,000.00	1,012.11	12.76	2.56%
UltraShort OTC ProFund	1,000.00	1,012.92	11.95	2.39%
UltraShort International ProFund**	1,000.00	1,012.42	12.45	2.50%
UltraShort Emerging Markets ProFund**	1,000.00	1,012.38	12.49	2.50%
UltraShort Japan ProFund***	1,000.00	1,010.16	14.71	2.95%
Banks UltraSector ProFund	1,000.00	1,012.04	12.83	2.57%
Basic Materials UltraSector ProFund	1,000.00	1,012.59	12.28	2.46%
Biotechnology UltraSector ProFund	1,000.00	1,012.00	12.87	2.58%
Consumer Goods UltraSector ProFund	1,000.00	1,012.02	12.86	2.58%
Consumer Services UltraSector ProFund	1,000.00	1,012.02	12.86	2.58%
Financials UltraSector ProFund	1,000.00	1,012.38	12.49	2.50%
Health Care UltraSector ProFund	1,000.00	1,012.03	12.84	2.57%
Industrials UltraSector ProFund	1,000.00	1,012.01	12.86	2.58%
Internet UltraSector ProFund	1,000.00	1,011.55	13.32	2.67%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.08	12.80	2.56%
Oil & Gas UltraSector ProFund	1,000.00	1,013.17	11.70	2.34%
Oil Equipment, Services & Distribution UltraSector ProFund****	1,000.00	1,010.18	14.68	2.95%
Pharmaceuticals UltraSector ProFund	1,000.00	1,012.60	12.27	2.46%
Precious Metals UltraSector ProFund	1,000.00	1,013.01	11.86	2.38%
Real Estate UltraSector ProFund	1,000.00	1,012.05	12.82	2.57%
Semiconductor UltraSector ProFund	1,000.00	1,011.98	12.89	2.58%
Technology UltraSector ProFund	1,000.00	1,012.04	12.83	2.57%
Telecommunications UltraSector ProFund	1,000.00	1,012.01	12.86	2.58%
Utilities UltraSector ProFund	1,000.00	1,011.72	13.15	2.64%
Short Oil & Gas ProFund	1,000.00	1,013.11	11.77	2.36%
Short Precious Metals ProFund	1,000.00	1,010.89	13.98	2.80%
Short Real Estate ProFund	1,000.00	1,013.30	11.58	2.32%
U.S. Government Plus ProFund	1,000.00	1,013.73	11.14	2.23%
Rising Rates Opportunity 10 ProFund	1,000.00	1,012.80	12.07	2.42%
Rising Rates Opportunity ProFund	1,000.00	1,012.69	12.18	2.44%
Rising U.S. Dollar ProFund	1,000.00	1,011.15	13.72	2.75%
Falling U.S. Dollar ProFund	1,000.00	1,012.57	12.30	2.46%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from April 19, 2006 (date of commencement of operations) to July 31, 2006 and has been adjusted to reflect values for the period from February 1, 2006 to July 31, 2006.
***	Information shown reflects values using the expense ratios and ratios of return for the period from March 29, 2006 (date of commencement of operations) to July 31, 2006 and has been adjusted to reflect values for the period from February 1, 2006 to July 31, 2006.
****	Information shown reflects values using the expense ratios and ratios of return for the period from June 5, 2006 (date of commencement of operations) to July 31, 2006 and has been adjusted to reflect values for the period from February 1, 2006 to July 31, 2006.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Common Stocks (96.1%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.6%	8,928	$426,491
Altria Group, Inc. (Agriculture)	1.4%	12,192	974,995
American Express Co. (Diversified Financial Services)	0.5%	7,168	373,166
American International Group, Inc. (Insurance)	1.3%	15,104	916,360
Amgen, Inc.* (Biotechnology)	0.7%	6,944	484,275
Apple Computer, Inc.* (Computers)	0.5%	4,864	330,557
AT&T, Inc. (Telecommunications)	1.0%	22,432	672,735
Bank of America Corp. (Banks)	1.9%	26,176	1,348,848
BellSouth Corp. (Telecommunications)	0.6%	10,464	409,875
Boeing Co. (Aerospace/Defense)	0.5%	4,544	351,796
ChevronTexaco Corp. (Oil & Gas)	1.2%	12,704	835,669
Cisco Systems, Inc.* (Telecommunications)	0.9%	34,880	622,607
Citigroup, Inc. (Diversified Financial Services)	2.0%	28,768	1,389,781
Coca-Cola Co. (Beverages)	0.8%	12,000	534,000
Comcast Corp.—Special Class A* (Media)	0.6%	12,352	424,661
ConocoPhillips (Oil & Gas)	0.9%	9,376	643,569
Eli Lilly & Co. (Pharmaceuticals)	0.5%	6,560	372,411
Exxon Mobil Corp. (Oil & Gas)	3.4%	34,848	2,360,603
General Electric Co. (Miscellaneous Manufacturing)	2.9%	60,896	1,990,689
Google, Inc.—Class A* (Internet)	0.7%	1,184	457,735
Hewlett-Packard Co. (Computers)	0.7%	15,552	496,265
Home Depot, Inc. (Retail)	0.6%	11,968	415,409
Intel Corp. (Semiconductors)	0.9%	33,536	603,649
International Business Machines Corp. (Computers)	1.0%	9,024	698,549
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.3%	20,160	919,699
Johnson & Johnson (Healthcare—Products)	1.6%	17,376	1,086,868
Medtronic, Inc. (Healthcare—Products)	0.5%	7,104	358,893
Merck & Co., Inc. (Pharmaceuticals)	0.7%	12,544	505,147
Merrill Lynch & Co., Inc. (Diversified Financial Services)	0.7%	6,630	482,797
Microsoft Corp. (Software)	1.8%	51,264	1,231,873
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.6%	6,112	406,448
PepsiCo, Inc. (Beverages)	0.9%	9,696	614,532
Pfizer, Inc. (Pharmaceuticals)	1.6%	42,432	1,102,809
Procter & Gamble Co. (Cosmetics/Personal Care)	1.6%	19,328	1,086,234

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.5%	9,504	$335,111
Schlumberger, Ltd. (Oil & Gas Services)	0.6%	6,624	442,813
Sprint Corp. (Telecommunications)	0.5%	17,152	339,610
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.7%	3,120	476,580
Time Warner, Inc. (Media)	0.6%	25,024	412,896
U.S. Bancorp (Banks)	0.5%	10,432	333,824
United Parcel Service, Inc.—Class B (Transportation)	0.6%	6,272	432,203
United Technologies Corp. (Aerospace/Defense)	0.5%	5,824	362,195
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	7,968	381,110
Verizon Communications, Inc. (Telecommunications)	0.8%	16,896	571,423
Wachovia Corp. (Banks)	0.7%	9,312	499,403
Wal-Mart Stores, Inc. (Retail)	0.9%	14,432	642,224
Walt Disney Co. (Media)	0.5%	12,704	377,182
Wells Fargo & Co. (Banks)	1.0%	9,856	712,982
Wyeth (Pharmaceuticals)	0.5%	7,840	380,005
Other Common Stocks	49.3%	993,042	34,155,240

TOTAL COMMON STOCKS (Cost $53,247,253)			66,784,796

Repurchase Agreements (7.8%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $5,403,780 (Collateralized by $5,642,000 Federal National Mortgage Association, 4.00%, 7/25/08, market value $5,511,340)	$5,403,000	5,403,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,403,000)		5,403,000

Rights/Warrants(NM)
	Shares
Other Securities	5,670	964

TOTAL RIGHTS/WARRANTS (Cost $0)		964

TOTAL INVESTMENT SECURITIES (Cost $58,650,253)—103.9%		72,188,760
Net other assets (liabilities)—(3.9%)		(2,726,793)

NET ASSETS—100.0%		$69,461,967

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $640,625)	10	$10,037
S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $2,882,250)	9	72,432

Bull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	6.7%
Beverages	2.2%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.6%
Computers	3.5%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.2%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%

Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	1.7%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.1%
Mining	0.6%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	8.2%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.1%
Pipelines	0.3%
Real Estate Investment Trust	0.9%
Retail	5.4%
Savings & Loans	0.6%
Semiconductors	2.5%
Software	3.5%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	3.9%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (70.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,944	$13,955
99 Cents Only Stores* (Retail)	320	3,312
Abercrombie & Fitch Co.—Class A (Retail)	640	33,893
Activision, Inc.* (Software)	2,176	26,003
Axiom Corp. (Software)	576	14,100
Adesa, Inc. (Commercial Services)	640	13,062
ADTRAN, Inc. (Telecommunications)	512	11,197
Advance Auto Parts, Inc. (Retail)	832	25,185
Advanced Medical Optics, Inc.* (Healthcare—Products)	512	25,216
Advent Software, Inc.* (Software)	64	1,998
Aeropostale, Inc.* (Retail)	384	10,641
Affymetrix, Inc.* (Biotechnology)	512	11,044
AGCO Corp.* (Machinery—Diversified)	704	16,164
AGL Resources, Inc. (Gas)	576	22,476
Airgas, Inc. (Chemicals)	512	18,560
AirTran Holdings, Inc.* (Airlines)	704	8,828
Alaska Air Group, Inc.* (Airlines)	256	9,505
Albemarle Corp. (Chemicals)	256	12,908
Alexander & Baldwin, Inc. (Transportation)	320	12,832
Alliance Data Systems Corp.* (Commercial Services)	512	26,276
Alliant Energy Corp. (Electric)	896	32,417
Alliant Techsystems, Inc.* (Aerospace/Defense)	256	20,516
AMB Property Corp. (REIT)	640	33,555
American Eagle Outfitters, Inc. (Retail)	1,024	33,648
American Financial Group, Inc. (Insurance)	320	13,475
American Greetings Corp.—Class A (Household Products/Wares)	448	10,093
AmeriCredit Corp.* (Diversified Financial Services)	960	23,606
Amerus Group Co. (Insurance)	256	17,175
Ametek, Inc. (Electrical Components & Equipment)	512	21,719
Amphenol Corp.—Class A (Electronics)	640	35,892
AnnTaylor Stores Corp.* (Retail)	512	21,023
Applebee’s International, Inc. (Retail)	576	10,230
Apria Healthcare Group, Inc.* (Healthcare—Services)	384	6,728
Aqua America, Inc. (Water)	960	20,928
Aquila, Inc.* (Electric)	2,880	12,787
Arch Coal, Inc. (Coal)	1,024	38,851
Arrow Electronics, Inc.* (Electronics)	960	27,130
Arthur J. Gallagher & Co. (Insurance)	704	19,128
ArvinMeritor, Inc. (Auto Parts & Equipment)	512	8,428
Associated Banc-Corp (Banks)	1,024	32,113
Astoria Financial Corp. (Savings & Loans)	640	19,040
Atmel Corp.* (Semiconductors)	3,456	16,554
Avnet, Inc.* (Electronics)	1,152	20,966
Avocent Corp.* (Internet)	384	9,823
Bandag, Inc. (Auto Parts & Equipment)	64	2,207
Bank of Hawaii Corp. (Banks)	384	19,023
Banta Corp. (Commercial Services)	128	4,522
Barnes & Noble, Inc. (Retail)	320	10,726
Beazer Homes USA, Inc. (Home Builders)	256	10,673
Beckman Coulter, Inc. (Healthcare—Products)	448	25,648
Belo Corp.—Class A (Media)	704	11,348
BJ’s Wholesale Club, Inc.* (Retail)	512	14,582
Black Hills Corp. (Electric)	256	9,172
Blyth, Inc. (Household Products/Wares)	192	3,354
Bob Evans Farms, Inc. (Retail)	256	7,050
Borders Group, Inc. (Retail)	512	9,733
BorgWarner, Inc. (Auto Parts & Equipment)	384	23,039

Common Stocks, continued
	Shares	Value
Bowater, Inc. (Forest Products & Paper)	384	$7,788
Boyd Gaming Corp. (Lodging)	320	10,733
Brinker International, Inc. (Retail)	640	20,736
Brown & Brown, Inc. (Insurance)	832	26,116
C.H. Robinson Worldwide, Inc. (Transportation)	1,344	61,528
Cabot Corp. (Chemicals)	448	14,905
Cabot Microelectronics Corp.* (Chemicals)	192	5,718
Cadence Design Systems, Inc.* (Computers)	2,240	36,266
Callaway Golf Co. (Leisure Time)	512	6,477
Cameron International Corp.* (Oil & Gas Services)	896	45,167
Career Education Corp.* (Commercial Services)	768	21,857
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	192	15,339
Carmax, Inc.* (Retail)	832	28,954
Catalina Marketing Corp. (Advertising)	256	7,442
Cathay Bancorp, Inc. (Banks)	384	14,112
CBRL Group, Inc. (Retail)	320	10,454
CDW Corp. (Distribution/Wholesale)	448	26,468
Cendant Corp. (Commercial Services)	1,152	17,292
Cephalon, Inc.* (Pharmaceuticals)	448	29,452
Ceridian Corp.* (Computers)	1,088	26,123
Charles River Laboratories International, Inc.* (Biotechnology)	512	18,176
CheckFree Corp.* (Internet)	640	28,480
Cheesecake Factory, Inc.* (Retail)	576	13,162
Chemtura Corp. (Chemicals)	1,856	15,980
Chico’s FAS, Inc.* (Retail)	1,408	31,891
Choicepoint, Inc.* (Commercial Services)	640	21,862
Church & Dwight, Inc. (Household Products/Wares)	448	16,352
Cincinnati Bell, Inc.* (Telecommunications)	1,856	7,443
City National Corp. (Banks)	320	21,347
Claire’s Stores, Inc. (Retail)	768	19,223
Cognizant Technology Solutions Corp.* (Computers)	1,088	71,252
Commercial Metals Co. (Metal Fabricate/Hardware)	832	18,878
Commscope, Inc.* (Telecommunications)	384	11,992
Community Health Systems, Inc.* (Healthcare—Services)	768	27,848
Con-way, Inc. (Transportation)	384	19,000
Copart, Inc.* (Retail)	512	13,640
Corinthian Colleges, Inc.* (Commercial Services)	640	8,589
Covance, Inc.* (Healthcare—Services)	448	28,564
Crane Co. (Miscellaneous Manufacturing)	384	14,746
Cree Research, Inc.* (Semiconductors)	576	11,364
CSG Systems International, Inc.* (Software)	320	8,333
Cullen/Frost Bankers, Inc. (Banks)	320	18,790
Cypress Semiconductor Corp.* (Semiconductors)	1,088	16,527
Cytec Industries, Inc. (Chemicals)	256	13,673
CYTYC Corp.* (Healthcare—Products)	896	22,042
Deluxe Corp. (Commercial Services)	384	6,528
Denbury Resources, Inc.* (Oil & Gas)	896	31,064
DENTSPLY International, Inc. (Healthcare—Products)	1,152	36,057
Developers Diversified Realty Corp. (REIT)	832	43,913
DeVry, Inc.* (Commercial Services)	448	9,453
Diebold, Inc. (Computers)	512	20,685
Dollar Tree Stores, Inc.* (Retail)	768	20,429
Donaldson Co., Inc. (Miscellaneous Manufacturing)	512	16,840
DPL, Inc. (Electric)	960	26,650
DRS Technologies, Inc. (Aerospace/Defense)	256	11,850
DST Systems, Inc.* (Computers)	448	25,227
Dun & Bradstreet Corp.* (Software)	512	34,162

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Duquesne Light Holdings, Inc. (Electric)	576	$11,215
Dycom Industries, Inc.* (Engineering & Construction)	256	4,605
Eaton Vance Corp. (Diversified Financial Services)	960	23,770
Edwards (A.G.), Inc. (Diversified Financial Services)	576	31,081
Edwards Lifesciences Corp.* (Healthcare—Products)	448	19,820
Emmis Communications Corp.* (Media)	256	3,794
Energizer Holdings, Inc.* (Electrical Components & Equipment)	448	28,506
Energy East Corp. (Electric)	1,152	28,028
Ensco International, Inc. (Oil & Gas)	1,152	53,245
Entercom Communications Corp. (Media)	256	6,490
Equitable Resources, Inc. (Pipelines)	896	32,265
Everest Re Group, Ltd. (Insurance)	512	48,440
Expeditors International of Washington, Inc. (Transportation)	1,664	75,663
F5 Networks, Inc.* (Internet)	256	11,863
Fair Isaac Corp. (Software)	512	17,295
Fairchild Semiconductor International, Inc.* (Semiconductors)	960	15,706
Fastenal Co. (Distribution/Wholesale)	960	34,147
Federal Signal Corp. (Miscellaneous Manufacturing)	320	4,778
Ferro Corp. (Chemicals)	320	5,168
Fidelity National Financial, Inc. (Insurance)	1,344	51,541
Fidelity National Information Services, Inc. (Software)	704	25,161
First American Financial Corp. (Insurance)	704	26,055
First Niagara Financial Group, Inc. (Savings & Loans)	896	13,108
FirstMerit Corp. (Banks)	576	12,626
Florida Rock Industries, Inc. (Building Materials)	320	12,179
Flowserve Corp.* (Machinery—Diversified)	384	19,891
FMC Corp. (Chemicals)	256	15,793
FMC Technologies, Inc.* (Oil & Gas Services)	512	32,266
Foot Locker, Inc. (Retail)	1,216	33,039
Forest Oil Corp.* (Oil & Gas)	384	12,868
Furniture Brands International, Inc. (Home Furnishings)	384	7,703
GameStop Corp.* (Retail)	448	18,641
Gartner Group, Inc.* (Commercial Services)	448	6,380
GATX Corp. (Trucking & Leasing)	384	15,049
Gen-Probe, Inc.* (Healthcare—Products)	384	19,949
Gentex Corp. (Electronics)	1,216	16,221
Glatfelter (Forest Products & Paper)	320	4,992
Graco, Inc. (Machinery—Diversified)	512	20,117
Granite Construction, Inc. (Engineering & Construction)	256	11,133
Grant Prideco, Inc.* (Oil & Gas Services)	960	43,690
Great Plains Energy, Inc. (Electric)	576	16,894
Greater Bay Bancorp (Banks)	384	10,998
GTECH Holdings Corp. (Entertainment)	960	32,342
Hanover Compressor Co.* (Oil & Gas Services)	704	13,376
Hanover Insurance Group, Inc. (Insurance)	384	17,772
Harris Corp. (Telecommunications)	1,088	49,559
Harsco Corp. (Miscellaneous Manufacturing)	320	25,795
Harte-Hanks, Inc. (Advertising)	448	10,927
Hawaiian Electric Industries, Inc. (Electric)	576	16,508
HCC Insurance Holdings, Inc. (Insurance)	832	25,368
Health Net, Inc.* (Healthcare—Services)	896	37,605
Helmerich & Payne, Inc. (Oil & Gas)	768	21,258

Common Stocks, continued
	Shares	Value
Henry Schein, Inc.* (Healthcare—Products)	640	$30,342
Herman Miller, Inc. (Office Furnishings)	512	14,546
Highwoods Properties, Inc. (REIT)	384	14,300
Hillenbrand Industries, Inc. (Healthcare—Products)	448	22,248
HNI Corp. (Office Furnishings)	384	15,594
Horace Mann Educators Corp. (Insurance)	320	5,430
Hormel Foods Corp. (Food)	576	21,732
Hospitality Properties Trust (REIT)	512	22,308
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	256	7,012
Hubbell, Inc.—Class B (Electrical Components & Equipment)	448	21,056
IDACORP, Inc. (Electric)	320	11,930
Imation Corp. (Computers)	256	10,424
IndyMac Bancorp, Inc. (Diversified Financial Services)	448	18,928
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	896	15,796
Integrated Device Technology, Inc.* (Semiconductors)	1,600	24,752
International Rectifier Corp.* (Semiconductors)	576	20,534
International Speedway Corp. (Entertainment)	256	11,584
Intersil Corp.—Class A (Semiconductors)	1,152	27,084
Intuitive Surgical, Inc.* (Healthcare—Products)	256	24,371
Investors Financial Services Corp. (Banks)	512	22,948
Invitrogen Corp.* (Biotechnology)	384	23,727
ITT Educational Services, Inc.* (Commercial Services)	256	17,260
J.B. Hunt Transport Services, Inc. (Transportation)	960	19,747
Jack Henry & Associates, Inc. (Computers)	576	10,869
Jacobs Engineering Group, Inc.* (Engineering & Construction)	448	37,180
Jefferies Group, Inc. (Diversified Financial Services)	768	19,953
JetBlue Airways Corp.* (Airlines)	1,152	12,315
JM Smucker Co. (Food)	448	19,994
Joy Global, Inc. (Machinery—Construction & Mining)	896	33,618
Kelly Services, Inc.—Class A (Commercial Services)	128	3,465
KEMET Corp.* (Electronics)	640	5,357
Kennametal, Inc. (Hand/Machine Tools)	256	13,632
Korn/Ferry International* (Commercial Services)	320	5,942
Lam Research Corp.* (Semiconductors)	1,152	47,912
Lancaster Colony Corp. (Miscellaneous Manufacturing)	192	7,357
Lattice Semiconductor Corp.* (Semiconductors)	832	4,909
Laureate Education, Inc.* (Commercial Services)	384	17,530
Lear Corp. (Auto Parts & Equipment)	512	11,556
Lee Enterprises, Inc. (Media)	320	7,946
Leucadia National Corp. (Holding Companies—Diversified)	1,280	35,238
Liberty Property Trust (REIT)	640	29,984
LifePoint Hospitals, Inc.* (Healthcare—Services)	448	15,093
Lincare Holdings, Inc.* (Healthcare—Services)	768	26,734
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	320	18,362
Longview Fibre Co. (Forest Products & Paper)	384	8,079
Lubrizol Corp. (Chemicals)	512	21,898
Lyondell Chemical Co. (Chemicals)	1,600	35,632
M.D.C. Holdings, Inc. (Home Builders)	192	8,377
Mack-Cali Realty Corp. (REIT)	448	21,643
Macrovision Corp.* (Entertainment)	384	7,534

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Manpower, Inc. (Commercial Services)	640	$38,066
Martek Biosciences Corp.* (Biotechnology)	256	7,150
Martin Marietta Materials (Building Materials)	320	25,767
McAfee, Inc.* (Internet)	1,280	27,584
McDATA Corp.—Class A* (Computers)	1,216	3,891
MDU Resources Group, Inc. (Electric)	1,344	33,130
Media General, Inc.—Class A (Media)	192	6,995
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	384	10,583
MEMC Electronic Materials, Inc.* (Semiconductors)	1,344	40,884
Mentor Graphics Corp.* (Computers)	576	7,937
Mercantile Bankshares Corp. (Banks)	960	34,139
Mercury General Corp. (Insurance)	256	14,126
Michaels Stores, Inc. (Retail)	960	40,722
Micrel, Inc.* (Semiconductors)	448	4,785
Microchip Technology, Inc. (Semiconductors)	1,728	55,746
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,432	23,882
Mine Safety Appliances Co. (Environmental Control)	192	7,630
Minerals Technologies, Inc. (Chemicals)	128	6,479
Modine Manufacturing Co. (Auto Parts & Equipment)	256	6,034
Mohawk Industries, Inc.* (Textiles)	384	26,504
Moneygram International, Inc. (Software)	640	19,616
MPS Group, Inc.* (Commercial Services)	768	9,976
MSC Industrial Direct Co.—Class A (Retail)	384	15,832
National Fuel Gas Co. (Pipelines)	640	23,770
National Instruments Corp. (Computers)	384	10,656
Navigant Consulting Co.* (Commercial Services)	384	7,327
New Plan Excel Realty Trust, Inc. (REIT)	768	19,907
New York Community Bancorp (Savings & Loans)	1,856	30,309
Newfield Exploration Co.* (Oil & Gas)	960	44,525
Newport Corp.* (Telecommunications)	256	4,667
Noble Energy, Inc. (Oil & Gas)	1,344	68,021
Nordson Corp. (Machinery—Diversified)	256	11,648
Northeast Utilities System (Electric)	1,152	25,805
NSTAR (Electric)	832	25,933
O’Reilly Automotive, Inc.* (Retail)	832	23,587
OGE Energy Corp. (Electric)	704	26,646
Ohio Casualty Corp. (Insurance)	448	11,612
Old Republic International Corp. (Insurance)	1,792	38,116
Olin Corp. (Chemicals)	512	8,207
Omnicare, Inc. (Pharmaceuticals)	896	40,553
ONEOK, Inc. (Gas)	896	33,339
Oshkosh Truck Corp. (Auto Manufacturers)	576	24,699
OSI Restaurant Partners, Inc. (Retail)	512	14,792
Pacific Sunwear of California, Inc.* (Retail)	576	9,608
Packaging Corp. of America (Packaging & Containers)	448	10,273
Palm, Inc.* (Computers)	640	9,542
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	256	3,901
Patterson-UTI Energy, Inc. (Oil & Gas)	1,344	38,062
Payless ShoeSource, Inc.* (Retail)	512	13,251
PDL BioPharma, Inc.* (Biotechnology)	832	14,984
Peabody Energy Corp. (Coal)	2,048	102,195
Pentair, Inc. (Miscellaneous Manufacturing)	768	22,057
Pepco Holdings, Inc. (Electric)	1,472	36,064
PepsiAmericas, Inc. (Beverages)	448	10,125
Perrigo Co. (Pharmaceuticals)	640	10,138
Petsmart, Inc. (Retail)	1,088	25,633

Common Stocks, continued
	Shares	Value
Pharmaceutical Product Development, Inc. (Commercial Services)	768	$29,553
Pier 1 Imports, Inc. (Retail)	640	4,352
Pioneer Natural Resources Co. (Oil & Gas)	960	43,536
Plains Exploration & Production Co.* (Oil & Gas)	576	25,321
Plantronics, Inc. (Telecommunications)	320	4,979
Plexus Corp.* (Electronics)	320	7,974
PMI Group, Inc. (Insurance)	704	29,892
PNM Resources, Inc. (Electric)	512	13,727
Pogo Producing Co. (Oil & Gas)	448	19,833
Polo Ralph Lauren Corp. (Apparel)	448	25,554
Polycom, Inc.* (Telecommunications)	640	14,208
Potlatch Corp. (Forest Products & Paper)	192	6,645
Powerwave Technologies, Inc.* (Telecommunications)	896	7,114
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,024	61,082
Pride International, Inc.* (Oil & Gas)	1,216	36,322
Protective Life Corp. (Insurance)	512	23,711
Puget Energy, Inc. (Electric)	896	19,900
Quanta Services, Inc.* (Commercial Services)	832	13,279
Questar Corp. (Pipelines)	640	56,703
Quicksilver Resources, Inc.* (Oil & Gas)	512	18,104
Radian Group, Inc. (Insurance)	640	39,379
Raymond James Financial Corp. (Diversified Financial Services)	640	18,598
Rayonier, Inc. (Forest Products & Paper)	576	22,931
Reader’s Digest Association, Inc. (Media)	768	10,491
Regency Centers Corp. (REIT)	512	32,829
Regis Corp. (Retail)	320	10,778
Reliance Steel & Aluminum Co. (Iron/Steel)	512	18,355
Rent-A-Center, Inc.* (Commercial Services)	512	13,788
Republic Services, Inc. (Environmental Control)	896	35,983
Reynolds & Reynolds Co. (Computers)	384	13,590
RF Micro Devices, Inc.* (Telecommunications)	1,472	9,068
Rollins, Inc. (Commercial Services)	192	4,057
Roper Industries, Inc. (Miscellaneous Manufacturing)	640	28,928
Ross Stores, Inc. (Retail)	1,152	28,673
RPM, Inc. (Chemicals)	896	16,791
RSA Security, Inc.* (Internet)	512	14,121
Ruby Tuesday, Inc. (Retail)	448	9,838
Ruddick Corp. (Food)	256	6,267
Saks, Inc. (Retail)	1,024	16,527
SCANA Corp. (Electric)	896	35,831
Scholastic Corp.* (Media)	256	7,360
Scientific Games Corp.—Class A* (Entertainment)	512	17,393
SEI Investments Co. (Software)	448	21,889
Semtech Corp.* (Semiconductors)	576	7,430
Sensient Technologies Corp. (Chemicals)	320	6,381
Sepracor, Inc.* (Pharmaceuticals)	832	41,100
Sequa Corp.—Class A* (Aerospace/Defense)	64	5,188
Sierra Pacific Resources* (Electric)	1,536	22,195
Silicon Laboratories, Inc.* (Semiconductors)	320	11,814
Smith International, Inc. (Oil & Gas Services)	1,536	68,460
Smithfield Foods, Inc.* (Food)	768	21,850
Sonoco Products Co. (Packaging & Containers)	768	24,983
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	320	8,842
Southwestern Energy Co.* (Oil & Gas)	1,280	44,032
SPX Corp. (Miscellaneous Manufacturing)	512	27,981

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
SRA International, Inc.—Class A* (Computers)	256	$6,193
StanCorp Financial Group, Inc. (Insurance)	384	16,547
Steel Dynamics, Inc. (Iron/Steel)	256	14,853
Stericycle, Inc.* (Environmental Control)	320	21,498
STERIS Corp. (Healthcare—Products)	512	11,863
SVB Financial Group* (Banks)	256	11,474
Swift Transportation Co., Inc.* (Transportation)	384	10,272
Sybase, Inc.* (Software)	704	14,819
Synopsys, Inc.* (Computers)	1,152	20,621
TCF Financial Corp. (Banks)	832	22,389
Tech Data Corp.* (Distribution/Wholesale)	448	16,657
Techne Corp.* (Healthcare—Products)	256	12,721
Tecumseh Products Co.* (Machinery—Diversified)	128	2,272
Teleflex, Inc. (Miscellaneous Manufacturing)	256	14,615
Telephone & Data Systems, Inc. (Telecommunications)	768	31,380
Texas Regional Bancshares, Inc.—Class A (Banks)	320	12,131
The Brink’s Co. (Miscellaneous Manufacturing)	448	24,680
The Colonial BancGroup, Inc. (Banks)	1,216	30,886
The Corporate Executive Board Co. (Commercial Services)	320	30,079
The Macerich Co. (REIT)	512	37,248
The Ryland Group, Inc. (Home Builders)	320	13,072
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	320	12,554
The Timberland Co.—Class A* (Apparel)	384	9,888
Thomas & Betts Corp.* (Electronics)	384	18,175
Thor Industries, Inc. (Home Builders)	256	10,967
Tidewater, Inc. (Oil & Gas Services)	448	21,374
Timken Co. (Metal Fabricate/Hardware)	640	20,608
Toll Brothers, Inc.* (Home Builders)	832	21,274
Tootsie Roll Industries, Inc. (Food)	192	5,213
Transaction Systems Architect, Inc.* (Software)	256	9,477
Triad Hospitals, Inc.* (Healthcare—Services)	640	24,941
Trinity Industries, Inc. (Miscellaneous Manufacturing)	448	14,972
TriQuint Semiconductor, Inc.* (Semiconductors)	1,088	5,135
Tupperware Corp. (Household Products/Wares)	384	6,628
United Dominion Realty Trust, Inc. (REIT)	1,024	28,518
United Rentals, Inc.* (Commercial Services)	512	14,295
Unitrin, Inc. (Insurance)	320	12,800
Universal Corp. (Agriculture)	192	6,781
Universal Health Services, Inc.—Class B (Healthcare—Services)	384	21,504
Urban Outfitters, Inc.* (Retail)	896	13,073
UTStarcom, Inc.* (Telecommunications)	832	6,914
Valassis Communications, Inc.* (Commercial Services)	320	6,570
Valeant Pharmaceuticals International (Pharmaceuticals)	704	12,165
Valspar Corp. (Chemicals)	768	18,916
Varian Medical Systems, Inc.* (Healthcare—Products)	1,024	46,407
Varian, Inc.* (Electronics)	192	8,636
VCA Antech, Inc.* (Pharmaceuticals)	640	22,381
Vectren Corp. (Gas)	576	16,019
Vertex Pharmaceuticals, Inc.* (Biotechnology)	768	25,744
Vishay Intertechnology, Inc.* (Electronics)	1,472	20,652
W.R. Berkley Corp. (Insurance)	1,344	48,384

Common Stocks, continued
	Shares	Value
Waddell & Reed Financial, Inc. (Diversified Financial Services)	640	$13,933
Washington Federal, Inc. (Savings & Loans)	640	14,317
Washington Post Co.—Class B (Media)	64	49,343
Webster Financial Corp. (Banks)	384	18,109
Weingarten Realty Investors (REIT)	576	23,017
Werner Enterprises, Inc. (Transportation)	384	6,912
Westamerica Bancorp (Banks)	192	9,237
Westar Energy, Inc. (Electric)	640	14,784
Western Digital Corp.* (Computers)	1,792	31,432
Western Gas Resources, Inc. (Pipelines)	448	27,167
Westwood One, Inc. (Media)	448	2,984
WGL Holdings, Inc. (Gas)	384	11,532
Williams Sonoma, Inc. (Retail)	896	28,493
Wilmington Trust Corp. (Banks)	512	22,298
Wind River Systems, Inc.* (Software)	512	4,234
Wisconsin Energy Corp. (Electric)	896	37,812
Worthington Industries, Inc. (Metal Fabricate/Hardware)	512	10,455
WPS Resources Corp. (Electric)	256	13,202
YRC Worldwide Inc.* (Transportation)	448	17,821
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	512	16,051

TOTAL COMMON STOCKS (Cost $5,064,038)		7,966,729

Repurchase Agreements (14.2%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $1,608,232 (Collateralized by $1,663,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $1,640,621)	$1,608,000	1,608,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,608,000)		1,608,000

TOTAL INVESTMENT SECURITIES (Cost $6,672,038)—84.6%		9,574,729
Net other assets (liabilities)—15.4%		1,741,267

NET ASSETS—100.0%		$11,315,996

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures contract expiring September 2006 (Underlying face amount at value $4,475,400)	12	$(72,354)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures contract expiring September 2006 (Underlying face amount at value $1,193,440)	16	28,300

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.5%
Banks	2.8%
Beverages	0.1%
Biotechnology	1.1%
Building Materials	0.3%
Chemicals	1.9%
Coal	1.2%
Commercial Services	3.1%
Computers	2.7%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.3%
Electric	4.2%
Electrical Components & Equipment	0.6%
Electronics	1.4%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.6%
Food	0.7%
Forest Products & Paper	0.4%
Gas	0.7%
Hand/Machine Tools	0.3%
Healthcare—Products	2.6%
Healthcare—Services	1.7%
Holding Companies—Diversified	0.3%

Home Builders	0.6%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Insurance	4.4%
Internet	0.8%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.8%
Media	0.9%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.3%
Oil & Gas	4.0%
Oil & Gas Services	2.0%
Packaging & Containers	0.3%
Pharmaceuticals	1.5%
Pipelines	1.2%
Real Estate Investment Trust	2.7%
Retail	5.8%
Savings & Loans	0.7%
Semiconductors	2.7%
Software	1.7%
Telecommunications	1.5%
Textiles	0.2%
Transportation	2.0%
Trucking & Leasing	0.1%
Water	0.2%
Other**	29.6%

**	Including non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Common Stocks (72.1%)
	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	1,152	$50,376
Acxiom Corp. (Software)	0.2%	1,512	37,014
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	0.4%	1,872	91,353
Anixter International, Inc. (Telecommunications)	0.2%	720	39,694
ANSYS, Inc.* (Software)	0.2%	792	36,345
Atmel Corp.* (Semiconductors)	0.2%	8,280	39,662
Cabot Oil & Gas Corp. (Oil & Gas)	0.2%	792	41,778
Carpenter Technology Corp. (Iron/Steel)	0.2%	432	42,509
Cimarex Energy Co. (Oil & Gas)	0.2%	1,224	49,976
Commercial Metals Co. (Metal Fabricate/Hardware)	0.2%	2,016	45,743
Commscope, Inc.* (Telecommunications)	0.2%	1,224	38,226
Corn Products International, Inc. (Food)	0.2%	1,080	35,920
Corrections Corp. of America* (Commercial Services)	0.2%	720	39,311
Eagle Materials, Inc.—Class A (Building Materials)	0.2%	1,080	38,837
EMCOR Group, Inc.* (Engineering & Construction)	0.2%	864	44,513
Flowserve Corp.* (Machinery—Diversified)	0.2%	864	44,755
Frontier Financial Corp. (Banks)	0.2%	936	36,159
Frontier Oil Corp. (Oil & Gas)	0.3%	1,728	60,912
Gardner Denver, Inc.* (Machinery—Diversified)	0.2%	1,152	39,917
Group 1 Automotive, Inc. (Retail)	0.2%	864	52,981
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	0.4%	2,087	81,373
Holly Corp. (Oil & Gas)	0.2%	864	43,718
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	576	54,836
Investment Technology Group, Inc.* (Diversified Financial Services)	0.2%	864	43,510
Jones Lang LaSalle, Inc. (Real Estate)	0.2%	504	41,177
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	0.2%	2,448	40,490
Level 3 Communications, Inc.* (Telecommunications)	0.2%	10,800	42,229
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	0.2%	648	37,183
Manitowoc Co. (Machinery—Diversified)	0.2%	1,296	50,881
Maverick Tube Corp.* (Oil & Gas Services)	0.2%	720	45,929
Moneygram International, Inc. (Software)	0.2%	1,368	41,929
National Presto Industries, Inc. (Housewares)	0.2%	792	42,800
Oceaneering International, Inc.* (Oil & Gas Services)	0.3%	1,584	69,252

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Petrohawk Energy Corp.* (Oil & Gas)	0.2%	4,011	$47,009
Polycom, Inc.* (Telecommunications)	0.2%	1,800	39,960
Reliance Steel & Aluminum Co. (Iron/Steel)	0.2%	1,296	46,462
RSA Security, Inc.* (Internet)	0.2%	1,440	39,714
Seagate Technology (Computers)	0.2%	2,258	52,385
St. Mary Land & Exploration Co. (Oil & Gas)	0.2%	864	37,152
Steel Dynamics, Inc. (Iron/Steel)	0.2%	720	41,774
Sterling Financial Corp.—Spokane (Savings & Loans)	0.2%	1,296	41,434
Superior Energy Services, Inc.* (Oil & Gas Services)	0.3%	1,656	56,718
Technitrol, Inc. (Electronics)	0.2%	1,656	41,037
TETRA Technologies, Inc.* (Oil & Gas Services)	0.3%	2,160	61,798
Trinity Industries, Inc. (Miscellaneous Manufacturing)	0.2%	1,080	36,094
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	0.2%	1,152	36,519
Veritas DGC, Inc.* (Oil & Gas Services)	0.2%	648	37,111
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.2%	1,584	53,097
W-H Energy Services, Inc.* (Oil & Gas Services)	0.2%	792	43,576
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	0.2%	1,152	37,969
Other Common Stocks	61.3%	695,648	13,860,715

TOTAL COMMON STOCKS (Cost $13,165,734)			16,151,811

Repurchase Agreements (25.7%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $5,755,831 (Collateralized by $5,991,000 of various Federal National Mortgage Association Securities, 4.00%-5.28%, 7/25/08-2/27/09, market value $5,871,242)	$5,755,000	5,755,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,755,000)		5,755,000

TOTAL INVESTMENT SECURITIES (Cost $18,920,734)—97.8%		21,906,811
Net other assets (liabilities)—2.2%		504,062

NET ASSETS—100.0%		$22,410,873

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $5,268,000)	15	$(69,068)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $1,404,800)	20	23,235
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $1,007,140)	1,438	20,948
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $1,491,156)	2,129	31,023

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	NM
Auto Parts & Equipment	0.6%
Banks	6.3%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.8%
Chemicals	0.9%
Commercial Services	3.7%
Computers	1.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.0%
Energy—Alternate Sources	0.2%

Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.7%
Healthcare—Products	2.1%
Healthcare—Services	1.0%
Holding Companies—Diversified	0.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.2%
Internet	2.1%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.6%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office/Business Equipment	0.3%
Oil & Gas	2.9%
Oil & Gas Services	2.5%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Real Estate	0.3%
Real Estate Investment Trust	4.0%
Retail	4.3%
Savings & Loans	2.0%
Semiconductors	2.9%
Software	2.2%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.2%
Other***	27.9%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (94.2%)
	Shares	Value
Activision, Inc.* (Software)	3,328	$39,770
Adobe Systems, Inc.* (Software)	7,852	223,861
Akamai Technologies, Inc.* (Internet)	1,976	78,309
Altera Corp.* (Semiconductors)	6,760	117,016
Amazon.com, Inc.* (Internet)	3,744	100,676
American Power Conversion Corp. (Electrical Components & Equipment)	2,600	43,888
Amgen, Inc.* (Biotechnology)	7,384	514,961
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,612	78,666
Apollo Group, Inc.—Class A* (Commercial Services)	2,340	110,729
Apple Computer, Inc.* (Computers)	15,912	1,081,379
Applied Materials, Inc. (Semiconductors)	10,868	171,062
ATI Technologies, Inc.* (Semiconductors)	3,328	66,993
Autodesk, Inc.* (Software)	3,224	109,971
BEA Systems, Inc.* (Software)	4,836	56,775
Bed Bath & Beyond, Inc.* (Retail)	5,096	170,614
Biogen Idec, Inc.* (Biotechnology)	4,992	210,263
Biomet, Inc. (Healthcare—Products)	4,472	147,307
Broadcom Corp.—Class A* (Semiconductors)	5,720	137,223
C.H. Robinson Worldwide, Inc. (Transportation)	2,236	102,364
Cadence Design Systems, Inc.* (Computers)	3,952	63,983
CDW Corp. (Distribution/Wholesale)	1,092	64,515
Celgene Corp.* (Biotechnology)	4,628	221,635
Check Point Software Technologies, Ltd.* (Internet)	3,224	54,163
CheckFree Corp.* (Internet)	1,144	50,908
Cintas Corp. (Textiles)	2,704	95,451
Cisco Systems, Inc.* (Telecommunications)	29,276	522,577
Citrix Systems, Inc.* (Software)	2,912	92,514
Cognizant Technology Solutions Corp.* (Computers)	1,820	119,192
Comcast Corp.—Special Class A* (Media)	12,844	441,577
Comverse Technology, Inc.* (Telecommunications)	2,808	54,419
Costco Wholesale Corp. (Retail)	3,328	175,585
Dell, Inc.* (Computers)	11,284	244,636
DENTSPLY International, Inc. (Healthcare—Products)	2,080	65,104
Discovery Holding Co.—Class A* (Media)	3,172	42,251
eBay, Inc.* (Internet)	14,092	339,194
EchoStar Communications Corp.—Class A* (Media)	2,860	100,243
Electronic Arts, Inc.* (Software)	4,108	193,528
Expedia, Inc.* (Internet)	4,680	62,712
Expeditors International of Washington, Inc. (Transportation)	2,808	127,680
Express Scripts, Inc.* (Pharmaceuticals)	1,768	136,189
Fastenal Co. (Distribution/Wholesale)	1,924	68,437
Fiserv, Inc.* (Software)	2,964	129,408
Flextronics International, Ltd.* (Electronics)	8,424	95,528
Garmin, Ltd. (Electronics)	1,352	128,427
Genzyme Corp.* (Biotechnology)	4,368	298,247
Gilead Sciences, Inc.* (Pharmaceuticals)	6,032	370,847
Google, Inc.—Class A* (Internet)	1,768	683,508
IAC/InterActiveCorp* (Internet)	4,472	106,031
Intel Corp. (Semiconductors)	27,352	492,336
Intuit, Inc.* (Software)	5,928	182,997
Intuitive Surgical, Inc.* (Healthcare—Products)	468	44,554
JDS Uniphase Corp.* (Telecommunications)	26,000	55,380
Joy Global, Inc. (Machinery—Construction & Mining)	1,612	60,482

Common Stocks, continued
	Shares	Value
Juniper Networks, Inc.* (Telecommunications)	4,992	$67,142
KLA-Tencor Corp. (Semiconductors)	3,224	136,021
Lam Research Corp.* (Semiconductors)	1,924	80,019
Lamar Advertising Co.* (Advertising)	1,144	56,102
Liberty Global, Inc.—Class A* (Media)	3,172	69,308
Lincare Holdings, Inc.* (Healthcare—Services)	1,248	43,443
Linear Technology Corp. (Semiconductors)	5,460	176,631
Marvell Technology Group, Ltd.* (Semiconductors)	7,488	138,902
Maxim Integrated Products, Inc. (Semiconductors)	6,032	177,220
MedImmune, Inc.* (Biotechnology)	3,588	91,063
Microchip Technology, Inc. (Semiconductors)	2,392	77,166
Microsoft Corp. (Software)	47,112	1,132,100
Millicom International Cellular SA* (Telecommunications)	1,300	45,487
Monster Worldwide, Inc.* (Internet)	1,768	70,720
Network Appliance, Inc.* (Computers)	5,252	155,932
NII Holdings, Inc.—Class B* (Telecommunications)	1,976	104,293
NTL, Inc. (Telecommunications)	4,212	96,244
NVIDIA Corp.* (Semiconductors)	4,628	102,418
Oracle Corp.* (Software)	29,848	446,824
PACCAR, Inc. (Auto Manufacturers)	2,496	201,552
Patterson Cos., Inc.* (Healthcare—Products)	1,768	58,804
Patterson-UTI Energy, Inc. (Oil & Gas)	2,340	66,269
Paychex, Inc. (Commercial Services)	4,836	165,294
Petsmart, Inc. (Retail)	1,872	44,104
Qualcomm, Inc. (Telecommunications)	27,144	957,098
Red Hat, Inc.* (Software)	2,444	57,874
Research In Motion, Ltd.* (Computers)	2,496	163,812
Ross Stores, Inc. (Retail)	1,872	46,594
SanDisk Corp.* (Computers)	2,392	111,611
Sears Holdings Corp.* (Retail)	2,184	299,754
Sepracor, Inc.* (Pharmaceuticals)	1,404	69,358
Sigma-Aldrich Corp. (Chemicals)	884	61,438
Sirius Satellite Radio, Inc.* (Media)	20,384	85,613
Staples, Inc. (Retail)	6,552	141,654
Starbucks Corp.* (Retail)	14,300	489,919
Sun Microsystems, Inc.* (Computers)	20,436	88,897
Symantec Corp.* (Internet)	14,664	254,714
Telefonaktiebolaget LM EricssonADR (Telecommunications)	1,456	45,835
Tellabs, Inc.* (Telecommunications)	3,432	32,261
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	8,424	278,666
Urban Outfitters, Inc.* (Retail)	2,340	34,141
VeriSign, Inc.* (Internet)	3,120	55,942
Whole Foods Market, Inc. (Food)	1,820	104,668
Wynn Resorts, Ltd.* (Lodging)	1,456	93,199
Xilinx, Inc. (Semiconductors)	6,136	124,499
XM Satellite Radio Holdings, Inc.—Class A* (Media)	3,588	41,621
Yahoo!, Inc.* (Internet)	9,100	246,974

TOTAL COMMON STOCKS (Cost $10,442,263)		17,235,265

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (5.3%)
	Principal Amount	Value
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $965,139 (Collateralized by $998,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $984,570)	$965,000	$965,000

TOTAL REPURCHASE AGREEMENTS (Cost $965,000)		965,000

TOTAL INVESTMENT SECURITIES (Cost $11,407,263)—99.5%		18,200,265
Net other assets (liabilities)—0.5%		90,282

NET ASSETS—100.0%		$18,290,547

*	Non-income producing security

ADR American Depositary Receipt

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $ 910,800)	6	$(20,581)
Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $ 1,973,400)	65	(101,932)

OTC ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.3%
Chemicals	0.3%
Commercial Services	1.5%
Computers	11.1%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.2%
Electronics	1.2%
Food	0.6%
Healthcare—Products	1.7%
Healthcare—Services	0.2%
Internet	11.5%
Lodging	0.5%
Machinery—Construction & Mining	0.3%
Media	4.3%
Oil & Gas	0.4%
Pharmaceuticals	5.1%
Retail	7.7%
Semiconductors	10.9%
Software	14.7%
Telecommunications	10.8%
Textiles	0.5%
Transportation	1.3%
Other**	5.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (99.9%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	9,243	$650,707
Abbott Laboratories (Pharmaceuticals)	17,459	834,016
ACE, Ltd. (Insurance)	10,270	529,213
ADC Telecommunications, Inc.* (Telecommunications)	2,054	25,120
Advanced Micro Devices, Inc.* (Semiconductors)	15,405	298,703
Aetna, Inc. (Healthcare—Services)	10,270	323,402
AFLAC, Inc. (Insurance)	5,135	226,659
Agilent Technologies, Inc.* (Electronics)	8,216	233,662
Air Products & Chemicals, Inc. (Chemicals)	7,189	459,593
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,027	50,056
Alcoa, Inc. (Mining)	26,702	799,725
Allegheny Energy, Inc.* (Electric)	5,135	210,792
Allegheny Technologies, Inc. (Iron/Steel)	2,054	131,230
Allied Waste Industries, Inc.* (Environmental Control)	7,189	73,040
Allstate Corp. (Insurance)	19,513	1,108,729
Alltel Corp. (Telecommunications)	7,189	396,617
Altera Corp.* (Semiconductors)	4,108	71,109
Altria Group, Inc. (Agriculture)	24,648	1,971,101
Ameren Corp. (Electric)	6,162	317,343
American Electric Power, Inc. (Electric)	12,324	445,143
American International Group, Inc. (Insurance)	33,891	2,056,166
American Power Conversion Corp. (Electrical Components & Equipment)	3,081	52,007
American Standard Cos. (Building Materials)	2,054	79,346
Ameriprise Financial, Inc. (Diversified Financial Services)	3,081	137,413
AmSouth Bancorp (Banks)	10,270	294,338
Analog Devices, Inc. (Semiconductors)	4,108	132,812
Andrew Corp.* (Telecommunications)	5,135	43,391
AON Corp. (Insurance)	10,270	351,542
Apartment Investment and Management Co.—Class A (REIT)	3,081	148,165
Apple Computer, Inc.* (Computers)	12,324	837,539
Applera Corp.—Applied Biosystems Group (Electronics)	2,054	66,036
Applied Materials, Inc. (Semiconductors)	24,648	387,960
Archer-Daniels-Midland Co. (Agriculture)	20,540	903,760
Archstone-Smith Trust (REIT)	6,162	323,320
Ashland, Inc. (Chemicals)	2,054	136,612
AT&T, Inc. (Telecommunications)	120,159	3,603,569
Automatic Data Processing, Inc. (Software)	6,162	269,650
AutoNation, Inc.* (Retail)	4,108	80,928
Avaya, Inc.* (Telecommunications)	12,324	114,120
Avery Dennison Corp. (Household Products/Wares)	3,081	180,639
Avon Products, Inc. (Cosmetics/Personal Care)	5,135	148,863
Baker Hughes, Inc. (Oil & Gas Services)	4,108	328,435
Bank of America Corp. (Banks)	108,862	5,609,660
Bank of New York Co., Inc. (Banks)	23,621	793,902
Bausch & Lomb, Inc. (Healthcare—Products)	1,027	48,577
Baxter International, Inc. (Healthcare—Products)	7,189	301,938
BB&T Corp. (Banks)	17,459	733,103
Bear Stearns Cos., Inc. (Diversified Financial Services)	4,108	582,802
BellSouth Corp. (Telecommunications)	55,458	2,172,291
Bemis Co., Inc. (Packaging & Containers)	3,081	94,587

Common Stocks, continued
	Shares	Value
Big Lots, Inc.* (Retail)	3,081	$49,789
Biogen Idec, Inc.* (Biotechnology)	6,162	259,543
BMC Software, Inc.* (Software)	4,108	96,209
Boeing Co. (Aerospace/Defense)	15,405	1,192,655
Boston Properties, Inc. (REIT)	2,054	201,703
Bristol-Myers Squibb Co. (Pharmaceuticals)	34,918	836,984
Brown-Forman Corp. (Beverages)	1,027	75,433
Brunswick Corp. (Leisure Time)	3,081	91,105
Burlington Northern Santa Fe Corp. (Transportation)	11,297	778,476
CA, Inc. (Software)	9,243	193,733
Carnival Corp. (Leisure Time)	5,135	200,059
Caterpillar, Inc. (Machinery—Construction & Mining)	20,540	1,455,670
CBS Corp.—Class B (Media)	13,351	366,218
CenterPoint Energy, Inc. (Electric)	9,243	126,999
CenturyTel, Inc. (Telecommunications)	3,081	118,834
ChevronTexaco Corp. (Oil & Gas)	29,783	1,959,126
Chubb Corp. (Insurance)	13,351	673,157
CIENA Corp.* (Telecommunications)	12,324	44,736
CIGNA Corp. (Insurance)	2,054	187,428
Cincinnati Financial Corp. (Insurance)	3,081	145,300
Circuit City Stores, Inc. (Retail)	5,135	125,808
CIT Group, Inc. (Diversified Financial Services)	6,162	282,897
Citigroup, Inc. (Diversified Financial Services)	154,050	7,442,156
Citizens Communications Co. (Telecommunications)	10,270	131,764
CMS Energy Corp.* (Electric)	7,189	100,718
Coca-Cola Co. (Beverages)	28,756	1,279,641
Coca-Cola Enterprises, Inc. (Beverages)	9,243	198,355
Comcast Corp.—Special Class A* (Media)	65,728	2,259,728
Comerica, Inc. (Banks)	5,135	300,654
Compass Bancshares, Inc. (Banks)	4,108	242,126
Computer Sciences Corp.* (Computers)	6,162	322,827
Compuware Corp.* (Software)	7,189	50,251
Comverse Technology, Inc.* (Telecommunications)	3,081	59,710
ConAgra Foods, Inc. (Food)	16,432	353,288
ConocoPhillips (Oil & Gas)	51,350	3,524,664
CONSOL Energy, Inc. (Coal)	3,081	126,814
Consolidated Edison, Inc. (Electric)	7,189	336,948
Constellation Brands, Inc.* (Beverages)	6,162	150,723
Constellation Energy Group, Inc. (Electric)	5,135	297,368
Convergys Corp.* (Commercial Services)	2,054	39,190
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	3,081	265,459
Corning, Inc.* (Telecommunications)	29,783	567,962
Costco Wholesale Corp. (Retail)	14,378	758,583
CSX Corp. (Transportation)	7,189	436,229
Cummins, Inc. (Machinery—Diversified)	1,027	120,159
CVS Corp. (Retail)	25,675	840,085
Dean Foods Co.* (Food)	2,054	77,087
Deere & Co. (Machinery—Diversified)	7,189	521,706
Dillards, Inc.—Class A (Retail)	2,054	61,682
Dollar General Corp. (Retail)	3,081	41,347
Dominion Resources, Inc. (Electric)	10,270	805,990
Dover Corp. (Miscellaneous Manufacturing)	6,162	290,477
DTE Energy Co. (Electric)	5,135	217,313
Du Pont (Chemicals)	28,756	1,140,462
Duke Energy Corp. (Electric)	37,999	1,152,130
Dynegy, Inc.—Class A* (Pipelines)	11,297	63,602

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
E*TRADE Financial Corp.* (Diversified Financial Services)	5,135	$119,697
Eastman Chemical Co. (Chemicals)	2,054	101,940
Eastman Kodak Co. (Miscellaneous Manufacturing)	9,243	205,657
Eaton Corp. (Miscellaneous Manufacturing)	5,135	329,154
Edison International (Electric)	5,135	212,486
El Paso Corp. (Pipelines)	21,567	345,072
Electronic Data Systems Corp. (Computers)	16,432	392,725
Embarq Corp.* (Telecommunications)	4,108	185,887
EMC Corp.* (Computers)	39,026	396,114
Emerson Electric Co. (Electrical Components & Equipment)	12,324	972,611
Entergy Corp. (Electric)	6,162	475,090
Equity Office Properties Trust (REIT)	11,297	428,269
Equity Residential Properties Trust (REIT)	9,243	429,892
Exelon Corp. (Electric)	8,216	475,706
Exxon Mobil Corp. (Oil & Gas)	67,782	4,591,553
Family Dollar Stores, Inc. (Retail)	2,054	46,667
Fannie Mae (Diversified Financial Services)	15,405	738,054
Federated Department Stores, Inc. (Retail)	17,459	612,985
FedEx Corp. (Transportation)	5,135	537,686
Fifth Third Bancorp (Banks)	8,216	313,358
First Horizon National Corp. (Banks)	4,108	172,125
FirstEnergy Corp. (Electric)	10,270	575,120
Fluor Corp. (Engineering & Construction)	3,081	270,604
Ford Motor Co. (Auto Manufacturers)	58,539	390,455
FPL Group, Inc. (Electric)	12,324	531,657
Franklin Resources, Inc. (Diversified Financial Services)	2,054	187,838
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,081	168,099
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	7,189	205,030
Gannett Co., Inc. (Media)	3,081	160,582
Gateway, Inc.* (Computers)	8,216	13,146
General Electric Co. (Miscellaneous Manufacturing)	167,401	5,472,338
General Motors Corp. (Auto Manufacturers)	17,459	562,704
Genuine Parts Co. (Distribution/Wholesale)	5,135	213,822
Genworth Financial, Inc.—Class A (Diversified Financial Services)	11,297	387,487
Genzyme Corp.* (Biotechnology)	3,081	210,371
Goodrich Corp. (Aerospace/Defense)	4,108	165,840
Halliburton Co. (Oil & Gas Services)	20,540	685,214
Harrah’s Entertainment, Inc. (Lodging)	2,054	123,466
Hartford Financial Services Group, Inc. (Insurance)	9,243	784,176
Hasbro, Inc. (Toys/Games/Hobbies)	5,135	96,025
HCA, Inc. (Healthcare—Services)	6,162	302,924
Heinz (H.J.) Co. (Food)	6,162	258,619
Hercules, Inc.* (Chemicals)	3,081	42,826
Hess Corp. (Oil & Gas)	2,054	108,657
Hewlett-Packard Co. (Computers)	86,268	2,752,812
Hilton Hotels Corp. (Lodging)	5,135	122,881
Honeywell International, Inc. (Miscellaneous Manufacturing)	25,675	993,623
Huntington Bancshares, Inc. (Banks)	7,189	175,052
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,162	281,788

Common Stocks, continued
	Shares	Value
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	10,270	$367,666
Intel Corp. (Semiconductors)	86,268	1,552,824
International Flavors & Fragrances, Inc. (Chemicals)	1,027	37,999
International Paper Co. (Forest Products & Paper)	15,405	528,853
Interpublic Group of Cos., Inc.* (Advertising)	8,216	67,289
J.C. Penney Co., Inc. (Holding Company) (Retail)	7,189	452,619
J.P. Morgan Chase & Co. (Diversified Financial Services)	107,835	4,919,433
JDS Uniphase Corp.* (Telecommunications)	32,864	70,000
Johnson Controls, Inc. (Auto Parts & Equipment)	6,162	472,995
Jones Apparel Group, Inc. (Apparel)	3,081	91,198
Juniper Networks, Inc.* (Telecommunications)	7,189	96,692
KB Home (Home Builders)	1,027	43,668
Kerr-McGee Corp. (Oil & Gas)	3,081	216,286
KeyCorp (Banks)	12,324	454,756
KeySpan Corp. (Gas)	5,135	206,786
Kimberly-Clark Corp. (Household Products/Wares)	6,162	376,190
Kimco Realty Corp. (REIT)	6,162	241,797
Kinder Morgan, Inc. (Pipelines)	2,054	209,508
KLA-Tencor Corp. (Semiconductors)	3,081	129,987
Kroger Co. (Food)	10,270	235,491
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	5,135	117,181
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	10,270	667,037
Limited, Inc. (Retail)	10,270	258,393
Lincoln National Corp. (Insurance)	9,243	523,893
Lockheed Martin Corp. (Aerospace/Defense)	11,297	900,145
Loews Corp. (Insurance)	12,324	456,727
Louisiana-Pacific Corp. (Forest Products & Paper)	3,081	61,620
LSI Logic Corp.* (Semiconductors)	8,216	67,371
Lucent Technologies, Inc.* (Telecommunications)	91,403	194,688
M&T Bank Corp. (Banks)	1,027	125,212
Marathon Oil Corp. (Oil & Gas)	11,297	1,023,960
Marriott International, Inc.—Class A (Lodging)	5,135	180,649
Marsh & McLennan Cos., Inc. (Insurance)	7,189	194,319
Marshall & Ilsley Corp. (Banks)	4,108	192,953
Masco Corp. (Building Materials)	12,324	329,421
Mattel, Inc. (Toys/Games/Hobbies)	12,324	222,324
MBIA, Inc. (Insurance)	2,054	120,796
McDonald’s Corp. (Retail)	18,486	654,220
McGraw-Hill Cos., Inc. (Media)	5,135	289,101
McKesson Corp. (Commercial Services)	9,243	465,755
MeadWestvaco Corp. (Forest Products & Paper)	5,135	134,126
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,108	243,728
Mellon Financial Corp. (Banks)	8,216	287,560
Merck & Co., Inc. (Pharmaceuticals)	36,972	1,488,863
Meredith Corp. (Media)	1,027	48,505
Merrill Lynch & Co., Inc. (Diversified Financial Services)	28,756	2,094,012
MetLife, Inc. (Insurance)	23,621	1,228,291
Micron Technology, Inc.* (Semiconductors)	20,540	320,219
Molex, Inc. (Electrical Components & Equipment)	3,081	97,729

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Molson Coors Brewing Co.—Class B (Beverages)	2,054	$146,758
Monsanto Co. (Agriculture)	10,270	441,507
Monster Worldwide, Inc.* (Internet)	2,054	82,160
Moody’s Corp. (Commercial Services)	4,108	225,447
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	32,864	2,185,456
Motorola, Inc. (Telecommunications)	52,377	1,192,101
Murphy Oil Corp. (Oil & Gas)	3,081	158,548
National City Corp. (Banks)	16,432	591,552
National Semiconductor Corp. (Semiconductors)	6,162	143,328
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,054	137,700
Navistar International Corp.* (Auto Manufacturers)	2,054	45,927
NCR Corp.* (Computers)	3,081	99,023
Newell Rubbermaid, Inc. (Housewares)	8,216	216,574
Newmont Mining Corp. (Mining)	4,108	210,453
News Corp.—Class A (Media)	72,917	1,402,923
NICOR, Inc. (Gas)	1,027	45,003
NiSource, Inc. (Electric)	8,216	186,914
Noble Corp. (Oil & Gas)	1,027	73,687
Nordstrom, Inc. (Retail)	6,162	211,357
Norfolk Southern Corp. (Transportation)	12,324	535,108
North Fork Bancorp, Inc. (Banks)	14,378	407,329
Northern Trust Corp. (Banks)	3,081	175,925
Northrop Grumman Corp. (Aerospace/Defense)	10,270	679,771
Novell, Inc.* (Software)	10,270	66,652
Novellus Systems, Inc.* (Semiconductors)	2,054	51,987
Nucor Corp. (Iron/Steel)	9,243	491,450
Occidental Petroleum Corp. (Oil & Gas)	4,108	442,637
Office Depot, Inc.* (Retail)	4,108	148,093
OfficeMax, Inc. (Retail)	2,054	84,440
PACCAR, Inc. (Auto Manufacturers)	5,135	414,651
Pactiv Corp.* (Packaging & Containers)	2,054	50,344
Pall Corp. (Miscellaneous Manufacturing)	2,054	53,568
Parametric Technology Corp.* (Software)	2,054	31,755
Parker Hannifin Corp. (Miscellaneous Manufacturing)	4,108	296,762
Peoples Energy Corp. (Gas)	1,027	43,350
PerkinElmer, Inc. (Electronics)	4,108	74,067
PG&E Corp. (Electric)	10,270	428,054
Phelps Dodge Corp. (Mining)	6,162	538,189
Pinnacle West Capital Corp. (Electric)	3,081	132,514
Pitney Bowes, Inc. (Office/Business Equipment)	3,081	127,307
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,081	104,939
PMC-Sierra, Inc.* (Semiconductors)	4,108	20,992
PNC Financial Services Group (Banks)	9,243	654,774
PPG Industries, Inc. (Chemicals)	5,135	316,008
PPL Corp. (Electric)	11,297	384,324
Praxair, Inc. (Chemicals)	4,108	225,283
Principal Financial Group, Inc. (Insurance)	8,216	443,664
Progress Energy, Inc. (Electric)	8,216	357,807
Prologis (REIT)	5,135	284,222
Prudential Financial, Inc. (Insurance)	7,189	565,343
Public Service Enterprise Group, Inc. (Electric)	8,216	554,005
Public Storage, Inc. (REIT)	1,027	82,458
Pulte Homes, Inc. (Home Builders)	6,162	175,617
Qualcomm, Inc. (Telecommunications)	21,567	760,452
Qwest Communications International, Inc.* (Telecommunications)	48,269	385,669

Common Stocks, continued
	Shares	Value
R.R. Donnelley & Sons Co. (Commercial Services)	7,189	$209,847
Raytheon Co. (Aerospace/Defense)	13,351	601,730
Regions Financial Corp. (Banks)	14,378	521,778
Reynolds American, Inc. (Agriculture)	3,081	390,609
Robert Half International, Inc. (Commercial Services)	2,054	66,467
Rockwell International Corp. (Machinery—Diversified)	3,081	190,960
Rohm & Haas Co. (Chemicals)	4,108	189,461
Rowan Cos., Inc. (Oil & Gas)	2,054	69,569
Ryder System, Inc. (Transportation)	2,054	103,522
Sabre Holdings Corp. (Leisure Time)	4,108	85,036
SAFECO Corp. (Insurance)	4,108	220,682
Safeway, Inc. (Food)	14,378	403,735
Sanmina-SCI Corp.* (Electronics)	16,432	56,855
Sara Lee Corp. (Food)	11,297	190,919
Schlumberger, Ltd. (Oil & Gas Services)	21,567	1,441,755
Schwab (Diversified Financial Services)	16,432	260,940
Sealed Air Corp. (Packaging & Containers)	2,054	97,030
Sempra Energy (Gas)	8,216	396,504
Sherwin-Williams Co. (Chemicals)	2,054	103,932
Simon Property Group, Inc. (REIT)	3,081	263,518
Snap-on, Inc. (Hand/Machine Tools)	2,054	86,289
Solectron Corp.* (Electronics)	28,756	86,843
Southern Co. (Electric)	22,594	763,225
Southwest Airlines Co. (Airlines)	12,324	221,709
Sovereign Bancorp, Inc. (Savings & Loans)	11,297	233,170
Sprint Corp. (Telecommunications)	92,430	1,830,114
St. Paul Cos., Inc. (Insurance)	21,567	987,769
Staples, Inc. (Retail)	9,243	199,834
State Street Corp. (Banks)	4,108	246,726
Sun Microsystems, Inc.* (Computers)	107,835	469,082
Sunoco, Inc. (Oil & Gas)	4,108	285,670
SunTrust Banks, Inc. (Banks)	11,297	890,994
SuperValu, Inc. (Food)	6,162	167,052
Symbol Technologies, Inc. (Electronics)	8,216	90,787
Synovus Financial Corp. (Banks)	5,135	145,115
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,108	169,701
TECO Energy, Inc. (Electric)	6,162	98,222
Tektronix, Inc. (Electronics)	2,054	56,013
Tellabs, Inc.* (Telecommunications)	14,378	135,153
Temple-Inland, Inc. (Forest Products & Paper)	3,081	131,066
Tenet Healthcare Corp.* (Healthcare—Services)	14,378	85,118
Teradyne, Inc.* (Semiconductors)	6,162	80,969
Texas Instruments, Inc. (Semiconductors)	23,621	703,433
Textron, Inc. (Miscellaneous Manufacturing)	4,108	369,350
The AES Corp.* (Electric)	10,270	203,962
The Dow Chemical Co. (Chemicals)	29,783	1,029,896
The E.W. Scripps Co.—Class A (Media)	1,027	43,884
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,027	38,328
The Gap, Inc. (Retail)	6,162	106,911
The Goldman Sachs Group, Inc. (Diversified Financial Services)	13,351	2,039,365
The Hershey Co. (Food)	2,054	112,908
The New York Times Co.—Class A (Media)	2,054	45,537
The Pepsi Bottling Group, Inc. (Beverages)	2,054	68,296
The Stanley Works (Hand/Machine Tools)	2,054	93,190
Thermo Electron Corp.* (Electronics)	3,081	114,028

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Time Warner, Inc. (Media)	60,593	$999,785
Torchmark Corp. (Insurance)	1,027	62,103
Transocean Sedco Forex, Inc.* (Oil & Gas)	6,162	475,891
Tribune Co. (Media)	8,216	244,097
TXU Corp. (Electric)	9,243	593,678
Tyco International, Ltd. (Miscellaneous Manufacturing)	62,647	1,634,460
Tyson Foods, Inc.—Class A (Food)	8,216	116,256
U.S. Bancorp (Banks)	55,458	1,774,656
Union Pacific Corp. (Transportation)	8,216	698,360
Unisys Corp.* (Computers)	10,270	52,582
United Parcel Service, Inc.—Class B (Transportation)	11,297	778,476
United States Steel Corp. (Iron/Steel)	3,081	194,319
United Technologies Corp. (Aerospace/Defense)	30,810	1,916,074
UnumProvident Corp. (Insurance)	9,243	150,014
V. F. Corp. (Apparel)	3,081	208,953
Verizon Communications, Inc. (Telecommunications)	90,376	3,056,517
Viacom, Inc.—Class B* (Media)	15,405	536,864
Vornado Realty Trust (REIT)	2,054	214,746
Vulcan Materials Co. (Building Materials)	1,027	68,778
W.W. Grainger, Inc. (Distribution/Wholesale)	1,027	63,766
Wachovia Corp. (Banks)	49,296	2,643,744
Walt Disney Co. (Media)	67,782	2,012,448
Washington Mutual, Inc. (Savings & Loans)	29,783	1,331,300
Waste Management, Inc. (Environmental Control)	8,216	282,466
Weatherford International, Ltd.* (Oil & Gas Services)	5,135	240,523
WellPoint, Inc.* (Healthcare—Services)	19,513	1,453,718
Wells Fargo & Co. (Banks)	52,377	3,788,953
Weyerhaeuser Co. (Forest Products & Paper)	7,189	421,707
Whirlpool Corp. (Home Furnishings)	2,054	158,548
Williams Cos., Inc. (Pipelines)	18,486	448,286
Windstream Corp. (Telecommunications)	14,377	180,144
Xcel Energy, Inc. (Electric)	12,324	246,973
Xerox Corp.* (Office/Business Equipment)	28,756	405,172
Xilinx, Inc. (Semiconductors)	5,135	104,189
XL Capital, Ltd.—Class A (Insurance)	5,135	327,100
Zions Bancorp (Banks)	2,054	168,716

TOTAL COMMON STOCKS (Cost $171,915,468)		181,030,058

Repurchase Agreements (0.1%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $98,014 (Collateralized by $99,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $100,088)	$98,000	98,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000

TOTAL INVESTMENT SECURITIES (Cost $172,013,468)—100.0%		181,128,058
Net other assets (liabilities) (NM)		(5,741)

NET ASSETS—100.0%		$181,122,317

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $128,125)	2	$1,963

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.3%
Banks	11.9%
Beverages	1.1%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.1%
Commercial Services	0.6%
Computers	2.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.2%
Electric	5.6%
Electrical Components & Equipment	0.6%
Electronics	0.4%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.8%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare—Products	0.2%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.3%
Internet	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.8%
Machinery—Diversified	0.5%
Media	4.6%
Mining	0.9%
Miscellaneous Manufacturing	6.3%
Office/Business Equipment	0.3%
Oil & Gas	7.1%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Pipelines	0.6%
Real Estate Investment Trust	1.4%
Retail	2.6%
Savings & Loans	0.9%
Semiconductors	2.4%
Software	0.4%

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Telecommunications	8.5%
Toys/Games/Hobbies	0.2%
Transportation	2.1%
Other**	0.1%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (98.8%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	990	$69,696
Abbott Laboratories (Pharmaceuticals)	2,160	103,183
ADC Telecommunications, Inc.* (Telecommunications)	90	1,101
Adobe Systems, Inc.* (Software)	1,350	38,489
Aetna, Inc. (Healthcare—Services)	540	17,005
Affiliated Computer Services, Inc.—Class A* (Computers)	270	13,751
AFLAC, Inc. (Insurance)	720	31,781
Agilent Technologies, Inc.* (Electronics)	360	10,238
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	90	4,387
Allegheny Technologies, Inc. (Iron/Steel)	90	5,750
Allergan, Inc. (Pharmaceuticals)	360	38,826
Alltel Corp. (Telecommunications)	360	19,861
Altera Corp.* (Semiconductors)	540	9,347
Altria Group, Inc. (Agriculture)	2,880	230,313
Amazon.com, Inc.* (Internet)	720	19,361
Ambac Financial Group, Inc. (Insurance)	270	22,440
American Express Co. (Diversified Financial Services)	2,790	145,246
American International Group, Inc. (Insurance)	3,420	207,490
American Power Conversion Corp. (Electrical Components & Equipment)	180	3,038
American Standard Cos. (Building Materials)	270	10,430
Ameriprise Financial, Inc. (Diversified Financial Services)	360	16,056
AmerisourceBergen Corp. (Pharmaceuticals)	450	19,350
Amgen, Inc.* (Biotechnology)	2,610	182,021
Anadarko Petroleum Corp. (Oil & Gas)	990	45,283
Analog Devices, Inc. (Semiconductors)	540	17,458
Anheuser-Busch Cos., Inc. (Beverages)	1,710	82,337
Apache Corp. (Oil & Gas)	720	50,738
Apollo Group, Inc.—Class A* (Commercial Services)	360	17,035
Apple Computer, Inc.* (Computers)	990	67,280
Applera Corp.—Applied Biosystems Group (Electronics)	270	8,681
Applied Materials, Inc. (Semiconductors)	1,710	26,915
Autodesk, Inc.* (Software)	540	18,419
Automatic Data Processing, Inc. (Software)	810	35,446
AutoZone, Inc.* (Retail)	90	7,908
Avon Products, Inc. (Cosmetics/Personal Care)	630	18,264
Baker Hughes, Inc. (Oil & Gas Services)	540	43,173
Ball Corp. (Packaging & Containers)	270	10,341
Bank of America Corp. (Banks)	2,340	120,579
Bard (C.R.), Inc. (Healthcare—Products)	270	19,162
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	270	13,435
Bausch & Lomb, Inc. (Healthcare—Products)	90	4,257
Baxter International, Inc. (Healthcare—Products)	990	41,580
Becton, Dickinson & Co. (Healthcare—Products)	540	35,597
Bed Bath & Beyond, Inc.* (Retail)	630	21,092
Best Buy Co., Inc. (Retail)	900	40,806
Biogen Idec, Inc.* (Biotechnology)	360	15,163
Biomet, Inc. (Healthcare—Products)	540	17,788
BJ Services Co. (Oil & Gas Services)	720	26,114
Black & Decker Corp. (Hand/Machine Tools)	180	12,692
BMC Software, Inc.* (Software)	180	4,216
Boeing Co. (Aerospace/Defense)	720	55,742
Boston Properties, Inc. (REIT)	90	8,838
Boston Scientific Corp.* (Healthcare—Products)	2,700	45,927

Common Stocks, continued
	Shares	Value
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,890	$45,303
Broadcom Corp.—Class A* (Semiconductors)	990	23,750
Brown-Forman Corp. (Beverages)	90	6,611
CA, Inc. (Software)	360	7,546
Campbell Soup Co. (Food)	450	16,506
Capital One Financial Corp. (Diversified Financial Services)	720	55,692
Cardinal Health, Inc. (Pharmaceuticals)	900	60,300
Caremark Rx, Inc. (Pharmaceuticals)	990	52,272
Carnival Corp. (Leisure Time)	630	24,545
CBS Corp.—Class B (Media)	810	22,218
Cendant Corp. (Commercial Services)	2,250	33,772
Centex Corp. (Home Builders)	270	12,774
Chesapeake Energy Corp. (Oil & Gas)	900	29,610
ChevronTexaco Corp. (Oil & Gas)	2,880	189,446
CIENA Corp.* (Telecommunications)	450	1,634
CIGNA Corp. (Insurance)	180	16,425
Cincinnati Financial Corp. (Insurance)	180	8,489
Cintas Corp. (Textiles)	270	9,531
Cisco Systems, Inc.* (Telecommunications)	13,770	245,794
Citrix Systems, Inc.* (Software)	450	14,297
Clear Channel Communications, Inc. (Media)	1,170	33,871
Clorox Co. (Household Products/Wares)	360	21,578
Coach, Inc.* (Apparel)	900	25,839
Coca-Cola Co. (Beverages)	2,520	112,140
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,170	69,404
Commerce Bancorp, Inc. (Banks)	450	15,287
Compuware Corp.* (Software)	270	1,887
Comverse Technology, Inc.* (Telecommunications)	180	3,488
CONSOL Energy, Inc. (Coal)	180	7,409
Convergys Corp.* (Commercial Services)	90	1,717
Corning, Inc.* (Telecommunications)	1,350	25,745
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,350	48,371
Coventry Health Care, Inc.* (Healthcare—Services)	360	18,972
D.R. Horton, Inc. (Home Builders)	630	13,501
Danaher Corp. (Miscellaneous Manufacturing)	540	35,208
Darden Restaurants, Inc. (Retail)	270	9,126
Dean Foods Co.* (Food)	180	6,755
Dell, Inc.* (Computers)	5,130	111,218
Devon Energy Corp. (Oil & Gas)	990	63,994
Dollar General Corp. (Retail)	450	6,039
Dow Jones & Co., Inc. (Media)	90	3,154
E*TRADE Financial Corp.* (Diversified Financial Services)	630	14,685
eBay, Inc.* (Internet)	2,610	62,823
Ecolab, Inc. (Chemicals)	450	19,382
Edison International (Electric)	360	14,897
Electronic Arts, Inc.* (Software)	720	33,919
Eli Lilly & Co. (Pharmaceuticals)	2,520	143,060
EMC Corp.* (Computers)	2,430	24,665
EOG Resources, Inc. (Oil & Gas)	540	40,041
Equifax, Inc. (Commercial Services)	270	8,716
Exelon Corp. (Electric)	900	52,110
Express Scripts, Inc.* (Pharmaceuticals)	360	27,731
Exxon Mobil Corp. (Oil & Gas)	8,730	591,370
Family Dollar Stores, Inc. (Retail)	180	4,090
Fannie Mae (Diversified Financial Services)	1,080	51,743
Federated Investors, Inc.—Class B (Diversified Financial Services)	180	5,582
FedEx Corp. (Transportation)	360	37,696

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Fifth Third Bancorp (Banks)	630	$24,028
First Data Corp. (Software)	1,710	69,854
Fiserv, Inc.* (Software)	360	15,718
Fisher Scientific International, Inc.* (Electronics)	270	20,009
Forest Laboratories, Inc.* (Pharmaceuticals)	720	33,343
Fortune Brands, Inc. (Household Products/Wares)	360	26,107
Franklin Resources, Inc. (Diversified Financial Services)	180	16,461
Freddie Mac (Diversified Financial Services)	1,530	88,525
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	180	9,821
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	360	10,267
Gannett Co., Inc. (Media)	270	14,072
General Dynamics Corp. (Aerospace/Defense)	900	60,318
General Electric Co. (Miscellaneous Manufacturing)	11,250	367,762
General Mills, Inc. (Food)	810	42,040
Genzyme Corp.* (Biotechnology)	360	24,581
Gilead Sciences, Inc.* (Pharmaceuticals)	990	60,865
Golden West Financial Corp. (Savings & Loans)	540	39,776
Google, Inc.—Class A* (Internet)	450	173,969
H & R Block, Inc. (Commercial Services)	720	16,380
Halliburton Co. (Oil & Gas Services)	900	30,024
Harley-Davidson, Inc. (Leisure Time)	630	35,910
Harman International Industries, Inc. (Home Furnishings)	180	14,436
Harrah’s Entertainment, Inc. (Lodging)	270	16,230
HCA, Inc. (Healthcare—Services)	450	22,122
Health Management Associates, Inc.—Class A (Healthcare—Services)	540	10,994
Heinz (H.J.) Co. (Food)	360	15,109
Hess Corp. (Oil & Gas)	360	19,044
Hilton Hotels Corp. (Lodging)	360	8,615
Home Depot, Inc. (Retail)	4,680	162,443
Hospira, Inc.* (Pharmaceuticals)	360	15,728
Humana, Inc.* (Healthcare—Services)	360	20,135
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	450	20,579
IMS Health, Inc. (Software)	450	12,348
Intel Corp. (Semiconductors)	6,840	123,121
International Business Machines Corp. (Computers)	3,510	271,709
International Flavors & Fragrances, Inc. (Chemicals)	90	3,330
International Game Technology (Entertainment)	720	27,835
Interpublic Group of Cos., Inc.* (Advertising)	360	2,948
Intuit, Inc.* (Software)	720	22,226
ITT Industries, Inc. (Miscellaneous Manufacturing)	450	22,748
Jabil Circuit, Inc. (Electronics)	360	8,316
Janus Capital Group, Inc. (Diversified Financial Services)	450	7,286
JDS Uniphase Corp.* (Telecommunications)	1,350	2,876
Johnson & Johnson (Healthcare—Products)	6,660	416,582
Juniper Networks, Inc.* (Telecommunications)	720	9,684
KB Home (Home Builders)	90	3,827
Kellogg Co. (Food)	540	26,012
Kerr-McGee Corp. (Oil & Gas)	270	18,954
Kimberly-Clark Corp. (Household Products/Wares)	540	32,968
Kinder Morgan, Inc. (Pipelines)	90	9,180
King Pharmaceuticals, Inc.* (Pharmaceuticals)	540	9,191
KLA-Tencor Corp. (Semiconductors)	270	11,391

Common Stocks, continued
	Shares	Value
Kohls Corp.* (Retail)	810	$45,870
Kroger Co. (Food)	900	20,637
L-3 Communications Holdings, Inc. (Aerospace/Defense)	270	19,886
Laboratory Corp. of America Holdings* (Healthcare—Services)	270	17,393
Legg Mason, Inc. (Diversified Financial Services)	270	22,537
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	450	29,228
Lennar Corp.—Class A (Home Builders)	270	12,077
Lexmark International, Inc.—Class A* (Computers)	270	14,594
Linear Technology Corp. (Semiconductors)	720	23,292
Liz Claiborne, Inc. (Apparel)	270	9,545
Lowe’s Cos., Inc. (Retail)	3,420	96,957
LSI Logic Corp.* (Semiconductors)	270	2,214
Lucent Technologies, Inc.* (Telecommunications)	3,420	7,285
M&T Bank Corp. (Banks)	90	10,973
Manor Care, Inc. (Healthcare—Services)	180	9,009
Marriott International, Inc.—Class A (Lodging)	360	12,665
Marsh & McLennan Cos., Inc. (Insurance)	720	19,462
Marshall & Ilsley Corp. (Banks)	270	12,682
Maxim Integrated Products, Inc. (Semiconductors)	720	21,154
MBIA, Inc. (Insurance)	180	10,586
McCormick & Co., Inc. (Food)	270	9,466
McDonald’s Corp. (Retail)	1,530	54,147
McGraw-Hill Cos., Inc. (Media)	450	25,335
Medco Health Solutions, Inc.* (Pharmaceuticals)	360	21,359
MedImmune, Inc.* (Biotechnology)	540	13,705
Medtronic, Inc. (Healthcare—Products)	2,700	136,404
Mellon Financial Corp. (Banks)	360	12,600
Merck & Co., Inc. (Pharmaceuticals)	2,250	90,608
Meredith Corp. (Media)	90	4,251
MGIC Investment Corp. (Insurance)	180	10,244
Microsoft Corp. (Software)	19,710	473,630
Millipore Corp.* (Biotechnology)	90	5,639
Molex, Inc. (Electrical Components & Equipment)	90	2,855
Monsanto Co. (Agriculture)	540	23,215
Monster Worldwide, Inc.* (Internet)	90	3,600
Moody’s Corp. (Commercial Services)	270	14,818
Motorola, Inc. (Telecommunications)	1,710	38,920
Murphy Oil Corp. (Oil & Gas)	180	9,263
Mylan Laboratories, Inc. (Pharmaceuticals)	450	9,882
Nabors Industries, Ltd.* (Oil & Gas)	720	25,430
National Semiconductor Corp. (Semiconductors)	360	8,374
National-Oilwell Varco, Inc.* (Oil & Gas Services)	270	18,101
NCR Corp.* (Computers)	180	5,785
Network Appliance, Inc.* (Computers)	810	24,049
Newmont Mining Corp. (Mining)	720	36,885
NIKE, Inc.—Class B (Apparel)	450	35,550
Noble Corp. (Oil & Gas)	180	12,915
Northern Trust Corp. (Banks)	180	10,278
Novellus Systems, Inc.* (Semiconductors)	90	2,278
NVIDIA Corp.* (Semiconductors)	810	17,925
Occidental Petroleum Corp. (Oil & Gas)	630	67,883
Office Depot, Inc.* (Retail)	360	12,978
Omnicom Group, Inc. (Advertising)	360	31,864
Oracle Corp.* (Software)	8,730	130,688
Pactiv Corp.* (Packaging & Containers)	180	4,412
Pall Corp. (Miscellaneous Manufacturing)	180	4,694
Parametric Technology Corp.* (Software)	90	1,391

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Patterson Cos., Inc.* (Healthcare—Products)	270	$8,980
Paychex, Inc. (Commercial Services)	720	24,610
PepsiCo, Inc. (Beverages)	3,690	233,871
Pfizer, Inc. (Pharmaceuticals)	16,470	428,056
Pitney Bowes, Inc. (Office/Business Equipment)	270	11,156
Plum Creek Timber Co., Inc. (Forest Products & Paper)	180	6,131
PMC-Sierra, Inc.* (Semiconductors)	180	920
Praxair, Inc. (Chemicals)	360	19,742
Procter & Gamble Co. (Cosmetics/Personal Care)	7,380	414,755
Progressive Corp. (Insurance)	1,800	43,542
Prologis (REIT)	180	9,963
Prudential Financial, Inc. (Insurance)	630	49,543
Public Storage, Inc. (REIT)	90	7,226
QLogic Corp.* (Semiconductors)	360	6,296
Qualcomm, Inc. (Telecommunications)	2,250	79,334
Quest Diagnostics, Inc. (Healthcare—Services)	360	21,643
RadioShack Corp. (Retail)	270	4,366
Robert Half International, Inc. (Commercial Services)	180	5,825
Rockwell Collins, Inc. (Aerospace/Defense)	360	19,213
Rockwell International Corp. (Machinery—Diversified)	180	11,156
Rowan Cos., Inc. (Oil & Gas)	90	3,048
SanDisk Corp.* (Computers)	450	20,997
Sara Lee Corp. (Food)	900	15,210
Schering-Plough Corp. (Pharmaceuticals)	3,330	68,065
Schlumberger, Ltd. (Oil & Gas Services)	1,080	72,198
Schwab (Diversified Financial Services)	1,170	18,580
Sears Holdings Corp.* (Retail)	180	24,705
Sherwin-Williams Co. (Chemicals)	90	4,554
Sigma-Aldrich Corp. (Chemicals)	180	12,510
Simon Property Group, Inc. (REIT)	180	15,395
SLM Corp. (Diversified Financial Services)	900	45,270
Southwest Airlines Co. (Airlines)	720	12,953
St. Jude Medical, Inc.* (Healthcare—Products)	810	29,889
Staples, Inc. (Retail)	990	21,404
Starbucks Corp.* (Retail)	1,710	58,585
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	450	23,660
State Street Corp. (Banks)	450	27,027
Stryker Corp. (Healthcare—Products)	630	28,671
Symantec Corp.* (Internet)	2,340	40,646
Synovus Financial Corp. (Banks)	360	10,174
Sysco Corp. (Food)	1,350	37,260
T. Rowe Price Group, Inc. (Diversified Financial Services)	360	14,872
Target Corp. (Retail)	1,980	90,922
Tektronix, Inc. (Electronics)	90	2,454
Texas Instruments, Inc. (Semiconductors)	1,710	50,924
The AES Corp.* (Electric)	720	14,299
The E.W. Scripps Co.—Class A (Media)	90	3,846
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	180	6,718
The Gap, Inc. (Retail)	720	12,492
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	360	3,960
The Hershey Co. (Food)	270	14,842
The New York Times Co.—Class A (Media)	180	3,991
The Pepsi Bottling Group, Inc. (Beverages)	180	5,985
Thermo Electron Corp.* (Electronics)	90	3,331

Common Stocks, continued
	Shares	Value
Tiffany & Co. (Retail)	360	$11,372
Time Warner, Inc. (Media)	5,220	86,129
TJX Cos., Inc. (Retail)	990	24,126
Torchmark Corp. (Insurance)	90	5,442
Transocean Sedco Forex, Inc.* (Oil & Gas)	270	20,852
TXU Corp. (Electric)	360	23,123
United Parcel Service, Inc.—Class B (Transportation)	1,620	111,634
UnitedHealth Group, Inc. (Healthcare—Services)	3,060	146,360
Univision Communications, Inc.—Class A* (Media)	540	18,036
UST, Inc. (Agriculture)	360	18,198
Valero Energy Corp. (Oil & Gas)	1,350	91,031
VeriSign, Inc.* (Internet)	540	9,682
Viacom, Inc.—Class B* (Media)	450	15,683
Vornado Realty Trust (REIT)	180	18,820
Vulcan Materials Co. (Building Materials)	90	6,027
W.W. Grainger, Inc. (Distribution/Wholesale)	90	5,588
Wal-Mart Stores, Inc. (Retail)	5,670	252,315
Walgreen Co. (Retail)	2,250	105,255
Waste Management, Inc. (Environmental Control)	630	21,659
Waters Corp.* (Electronics)	270	10,984
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	270	6,045
Weatherford International, Ltd.* (Oil & Gas Services)	450	21,078
Wendy’s International, Inc. (Retail)	270	16,243
Whole Foods Market, Inc. (Food)	360	20,704
Wrigley (Wm.) Jr. Co. (Food)	540	24,764
Wyeth (Pharmaceuticals)	3,060	148,319
Xilinx, Inc. (Semiconductors)	450	9,131
XTO Energy, Inc. (Oil & Gas)	810	38,062
Yahoo!, Inc.* (Internet)	2,790	75,721
YUM! Brands, Inc. (Retail)	630	28,350
Zimmer Holdings, Inc.* (Healthcare—Products)	540	34,150
Zions Bancorp (Banks)	90	7,393

TOTAL COMMON STOCKS (Cost $12,096,457)		12,830,459

Repurchase Agreements (0.9%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $122,018 (Collateralized by $124,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $125,362)	$122,000	122,000

TOTAL REPURCHASE AGREEMENTS (Cost $122,000)		122,000

TOTAL INVESTMENT SECURITIES (Cost $12,218,457)—99.7%		12,952,459
Net other assets (liabilities)—0.3%		35,118

NET ASSETS—100.0%		$12,987,577

*	Non-income producing security

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $128,125)	2	$1,963

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	2.1%
Airlines	0.1%
Apparel	0.5%
Auto Parts & Equipment	NM
Banks	1.9%
Beverages	3.4%
Biotechnology	1.9%
Building Materials	0.1%
Chemicals	0.5%
Coal	0.1%
Commercial Services	0.9%
Computers	4.3%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	NM
Diversified Financial Services	4.5%
Electric	0.8%
Electrical Components & Equipment	NM
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	1.9%
Forest Products & Paper	NM

Hand/Machine Tools	0.1%
Healthcare—Products	6.3%
Healthcare—Services	2.2%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	3.3%
Internet	3.0%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery—Diversified	0.1%
Media	1.8%
Mining	0.4%
Miscellaneous Manufacturing	4.0%
Office/Business Equipment	0.1%
Oil & Gas	10.1%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	10.6%
Pipelines	0.1%
Real Estate Investment Trust	0.5%
Retail	8.6%
Savings & Loans	0.3%
Semiconductors	2.8%
Software	6.8%
Telecommunications	3.4%
Textiles	0.1%
Transportation	1.1%
Other**	1.2%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (98.8%)
	Shares	Value
3Com Corp.* (Telecommunications)	15,200	$72,048
99 Cents Only Stores* (Retail)	640	6,624
Axiom Corp. (Software)	3,040	74,419
Adesa, Inc. (Commercial Services)	2,080	42,453
ADTRAN, Inc. (Telecommunications)	1,280	27,994
Advanced Medical Optics, Inc.* (Healthcare—Products)	1,760	86,680
Advent Software, Inc.* (Software)	320	9,990
Affymetrix, Inc.* (Biotechnology)	640	13,805
AGCO Corp.* (Machinery—Diversified)	3,520	80,819
AGL Resources, Inc. (Gas)	3,040	118,621
Airgas, Inc. (Chemicals)	1,760	63,800
Alaska Air Group, Inc.* (Airlines)	1,600	59,408
Albemarle Corp. (Chemicals)	1,440	72,605
Alexander & Baldwin, Inc. (Transportation)	1,760	70,576
Alliant Energy Corp. (Electric)	4,480	162,086
AMB Property Corp. (REIT)	3,360	176,165
American Financial Group, Inc. (Insurance)	1,760	74,114
American Greetings Corp.—Class A (Household Products/Wares)	2,240	50,467
AmeriCredit Corp.* (Diversified Financial Services)	2,720	66,885
Amerus Group Co. (Insurance)	1,440	96,610
Ametek, Inc. (Electrical Components & Equipment)	960	40,723
AnnTaylor Stores Corp.* (Retail)	1,600	65,696
Aqua America, Inc. (Water)	2,400	52,320
Aquila, Inc.* (Electric)	14,400	63,936
Arch Coal, Inc. (Coal)	2,880	109,267
Arrow Electronics, Inc.* (Electronics)	4,640	131,127
Arthur J. Gallagher & Co. (Insurance)	1,600	43,472
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,720	44,771
Associated Banc-Corp (Banks)	5,120	160,563
Astoria Financial Corp. (Savings & Loans)	3,360	99,960
Atmel Corp.* (Semiconductors)	16,640	79,706
Avnet, Inc.* (Electronics)	5,600	101,920
Avocent Corp.* (Internet)	1,120	28,650
Bandag, Inc. (Auto Parts & Equipment)	480	16,550
Bank of Hawaii Corp. (Banks)	1,920	95,117
Banta Corp. (Commercial Services)	960	33,917
Barnes & Noble, Inc. (Retail)	1,280	42,906
Beazer Homes USA, Inc. (Home Builders)	640	26,682
Belo Corp.—Class A (Media)	3,520	56,742
BJ’s Wholesale Club, Inc.* (Retail)	2,560	72,909
Black Hills Corp. (Electric)	1,280	45,862
Blyth, Inc. (Household Products/Wares)	960	16,771
Bob Evans Farms, Inc. (Retail)	1,440	39,658
Borders Group, Inc. (Retail)	2,560	48,666
BorgWarner, Inc. (Auto Parts & Equipment)	2,240	134,400
Bowater, Inc. (Forest Products & Paper)	2,240	45,427
Boyd Gaming Corp. (Lodging)	800	26,832
Brinker International, Inc. (Retail)	960	31,104
Cabot Corp. (Chemicals)	2,400	79,848
Cadence Design Systems, Inc.* (Computers)	6,400	103,616
Callaway Golf Co. (Leisure Time)	2,560	32,384
Cameron International Corp.* (Oil & Gas Services)	2,560	129,050
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,120	89,477
Carmax, Inc.* (Retail)	2,560	89,087
Cathay Bancorp, Inc. (Banks)	960	35,280
CBRL Group, Inc. (Retail)	1,120	36,590
Ceridian Corp.* (Computers)	3,520	84,515
Charles River Laboratories International, Inc.* (Biotechnology)	1,280	45,440

Common Stocks, continued
	Shares	Value
CheckFree Corp.* (Internet)	2,240	$99,679
Chemtura Corp. (Chemicals)	9,280	79,901
Cincinnati Bell, Inc.* (Telecommunications)	9,600	38,496
City National Corp. (Banks)	800	53,368
Claire’s Stores, Inc. (Retail)	1,760	44,053
Commercial Metals Co. (Metal Fabricate/Hardware)	4,640	105,282
Commscope, Inc.* (Telecommunications)	2,240	69,955
Con-way, Inc. (Transportation)	1,920	95,002
Covance, Inc.* (Healthcare—Services)	960	61,210
Crane Co. (Miscellaneous Manufacturing)	1,920	73,728
Credence Systems Corp.* (Semiconductors)	3,840	10,829
Cullen/Frost Bankers, Inc. (Banks)	1,120	65,766
Cypress Semiconductor Corp.* (Semiconductors)	3,520	53,469
Cytec Industries, Inc. (Chemicals)	1,600	85,456
Deluxe Corp. (Commercial Services)	960	16,320
Developers Diversified Realty Corp. (REIT)	4,320	228,011
DeVry, Inc.* (Commercial Services)	800	16,880
Diebold, Inc. (Computers)	1,600	64,640
Dollar Tree Stores, Inc.* (Retail)	1,440	38,304
DPL, Inc. (Electric)	4,640	128,806
DRS Technologies, Inc. (Aerospace/Defense)	800	37,032
Dun & Bradstreet Corp.* (Software)	1,280	85,403
Duquesne Light Holdings, Inc. (Electric)	3,040	59,189
Dycom Industries, Inc.* (Engineering & Construction)	1,600	28,784
Edwards (A.G.), Inc. (Diversified Financial Services)	2,880	155,405
Edwards Lifesciences Corp.* (Healthcare—Products)	800	35,392
Emmis Communications Corp.* (Media)	960	14,227
Energy East Corp. (Electric)	5,760	140,141
Ensco International, Inc. (Oil & Gas)	3,200	147,904
Entercom Communications Corp. (Media)	800	20,280
Equitable Resources, Inc. (Pipelines)	2,560	92,186
Everest Re Group, Ltd. (Insurance)	1,120	105,963
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,640	75,910
Federal Signal Corp. (Miscellaneous Manufacturing)	1,920	28,666
Ferro Corp. (Chemicals)	1,600	25,840
Fidelity National Financial, Inc. (Insurance)	3,200	122,720
First American Financial Corp. (Insurance)	3,680	136,197
First Niagara Financial Group, Inc. (Savings & Loans)	2,720	39,794
FirstMerit Corp. (Banks)	3,040	66,637
Florida Rock Industries, Inc. (Building Materials)	640	24,358
Flowserve Corp.* (Machinery—Diversified)	1,280	66,304
FMC Corp. (Chemicals)	1,440	88,834
FMC Technologies, Inc.* (Oil & Gas Services)	1,440	90,749
Foot Locker, Inc. (Retail)	6,080	165,193
Forest Oil Corp.* (Oil & Gas)	2,080	69,701
Furniture Brands International, Inc. (Home Furnishings)	1,920	38,515
Gartner Group, Inc.* (Commercial Services)	1,440	20,506
GATX Corp. (Trucking & Leasing)	1,920	75,245
Gentex Corp. (Electronics)	2,720	36,285
Glatfelter (Forest Products & Paper)	1,760	27,456
Granite Construction, Inc. (Engineering & Construction)	800	34,792
Great Plains Energy, Inc. (Electric)	3,040	89,163
Greater Bay Bancorp (Banks)	800	22,912
Hanover Compressor Co.* (Oil & Gas Services)	3,520	66,880
Hanover Insurance Group, Inc. (Insurance)	1,920	88,858

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Harris Corp. (Telecommunications)	2,080	$94,744
Harsco Corp. (Miscellaneous Manufacturing)	1,600	128,976
Harte-Hanks, Inc. (Advertising)	800	19,512
Hawaiian Electric Industries, Inc. (Electric)	3,200	91,712
HCC Insurance Holdings, Inc. (Insurance)	4,320	131,717
Health Net, Inc.* (Healthcare—Services)	1,440	60,437
Helmerich & Payne, Inc. (Oil & Gas)	2,560	70,861
Henry Schein, Inc.* (Healthcare—Products)	1,120	53,099
Herman Miller, Inc. (Office Furnishings)	1,600	45,456
Highwoods Properties, Inc. (REIT)	2,080	77,459
Hillenbrand Industries, Inc. (Healthcare—Products)	2,400	119,185
HNI Corp. (Office Furnishings)	1,120	45,483
Horace Mann Educators Corp. (Insurance)	1,600	27,152
Hormel Foods Corp. (Food)	1,600	60,368
Hospitality Properties Trust (REIT)	2,720	118,510
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,400	112,800
IDACORP, Inc. (Electric)	1,600	59,648
Imation Corp. (Computers)	1,280	52,122
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,120	47,320
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,640	81,804
Integrated Device Technology, Inc.* (Semiconductors)	7,680	118,810
International Rectifier Corp.* (Semiconductors)	1,440	51,336
International Speedway Corp. (Entertainment)	640	28,960
Intersil Corp.—Class A (Semiconductors)	5,440	127,894
J.B. Hunt Transport Services, Inc. (Transportation)	4,800	98,735
Jefferies Group, Inc. (Diversified Financial Services)	3,840	99,763
JM Smucker Co. (Food)	1,280	57,126
Joy Global, Inc. (Machinery—Construction & Mining)	2,880	108,058
Kelly Services, Inc.—Class A (Commercial Services)	800	21,656
KEMET Corp.* (Electronics)	3,360	28,123
Kennametal, Inc. (Hand/Machine Tools)	1,600	85,200
Korn/Ferry International* (Commercial Services)	1,120	20,798
Lam Research Corp.* (Semiconductors)	3,040	126,434
Lancaster Colony Corp. (Miscellaneous Manufacturing)	960	36,787
Lattice Semiconductor Corp.* (Semiconductors)	4,480	26,432
Laureate Education, Inc.* (Commercial Services)	1,120	51,128
Lear Corp. (Auto Parts & Equipment)	2,560	57,779
Lee Enterprises, Inc. (Media)	800	19,864
Leucadia National Corp. (Holding Companies—Diversified)	3,680	101,310
Liberty Property Trust (REIT)	3,520	164,912
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,280	73,446
Longview Fibre Co. (Forest Products & Paper)	1,920	40,397
Lubrizol Corp. (Chemicals)	2,720	116,334
Lyondell Chemical Co. (Chemicals)	8,000	178,159
Mack-Cali Realty Corp. (REIT)	2,400	115,944
Manpower, Inc. (Commercial Services)	3,360	199,853
Martin Marietta Materials (Building Materials)	1,120	90,183
McDATA Corp.—Class A* (Computers)	3,360	10,752
MDU Resources Group, Inc. (Electric)	6,880	169,592
Media General, Inc.—Class A (Media)	960	34,973
MEMC Electronic Materials, Inc.* (Semiconductors)	4,320	131,414
Mentor Graphics Corp.* (Computers)	3,040	41,891

Common Stocks, continued
	Shares	Value
Mercantile Bankshares Corp. (Banks)	4,800	$170,689
Mercury General Corp. (Insurance)	1,440	79,459
Michaels Stores, Inc. (Retail)	1,600	67,872
Micrel, Inc.* (Semiconductors)	1,440	15,379
Microchip Technology, Inc. (Semiconductors)	3,040	98,070
Millennium Pharmaceuticals, Inc.* (Biotechnology)	7,520	73,846
Mine Safety Appliances Co. (Environmental Control)	480	19,075
Minerals Technologies, Inc. (Chemicals)	800	40,496
Modine Manufacturing Co. (Auto Parts & Equipment)	1,280	30,170
Mohawk Industries, Inc.* (Textiles)	640	44,173
Moneygram International, Inc. (Software)	1,760	53,944
MPS Group, Inc.* (Commercial Services)	4,000	51,960
MSC Industrial Direct Co.—Class A (Retail)	1,120	46,178
National Fuel Gas Co. (Pipelines)	3,200	118,848
National Instruments Corp. (Computers)	960	26,640
Navigant Consulting Co.* (Commercial Services)	960	18,317
New Plan Excel Realty Trust, Inc. (REIT)	4,000	103,680
New York Community Bancorp (Savings & Loans)	10,080	164,606
Newport Corp.* (Telecommunications)	1,600	29,168
Nordson Corp. (Machinery—Diversified)	1,280	58,240
Northeast Utilities System (Electric)	5,920	132,608
NSTAR (Electric)	4,160	129,667
O’Reilly Automotive, Inc.* (Retail)	2,080	58,968
OGE Energy Corp. (Electric)	3,520	133,232
Ohio Casualty Corp. (Insurance)	2,400	62,208
Old Republic International Corp. (Insurance)	8,960	190,579
Olin Corp. (Chemicals)	2,720	43,602
Omnicare, Inc. (Pharmaceuticals)	1,600	72,416
ONEOK, Inc. (Gas)	4,480	166,700
Oshkosh Truck Corp. (Auto Manufacturers)	1,280	54,886
OSI Restaurant Partners, Inc. (Retail)	1,120	32,357
Overseas Shipholding Group, Inc. (Transportation)	640	41,210
Packaging Corp. of America (Packaging & Containers)	2,400	55,032
Palm, Inc.* (Computers)	2,400	35,784
Payless ShoeSource, Inc.* (Retail)	2,560	66,253
PDL BioPharma, Inc.* (Biotechnology)	1,760	31,698
Peabody Energy Corp. (Coal)	6,560	327,344
Pentair, Inc. (Miscellaneous Manufacturing)	2,400	68,928
Pepco Holdings, Inc. (Electric)	7,360	180,321
PepsiAmericas, Inc. (Beverages)	1,440	32,544
Perrigo Co. (Pharmaceuticals)	1,760	27,878
Pier 1 Imports, Inc. (Retail)	3,360	22,848
Plexus Corp.* (Electronics)	1,760	43,859
PMI Group, Inc. (Insurance)	1,760	74,730
PNM Resources, Inc. (Electric)	2,720	72,923
Polo Ralph Lauren Corp. (Apparel)	960	54,758
Polycom, Inc.* (Telecommunications)	1,600	35,520
Potlatch Corp. (Forest Products & Paper)	1,440	49,838
Powerwave Technologies, Inc.* (Telecommunications)	2,880	22,867
Precision Castparts Corp. (Metal Fabricate/Hardware)	3,040	181,336
Pride International, Inc.* (Oil & Gas)	6,240	186,389
Protective Life Corp. (Insurance)	2,720	125,963
Puget Energy, Inc. (Electric)	4,480	99,501

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Quanta Services, Inc.* (Commercial Services)	4,640	$74,054
Questar Corp. (Pipelines)	1,440	127,584
Quicksilver Resources, Inc.* (Oil & Gas)	640	22,630
Raymond James Financial Corp. (Diversified Financial Services)	2,240	65,094
Rayonier, Inc. (Forest Products & Paper)	3,040	121,023
Reader’s Digest Association, Inc. (Media)	3,680	50,269
Regency Centers Corp. (REIT)	2,720	174,406
Regis Corp. (Retail)	800	26,944
Reliance Steel & Aluminum Co. (Iron/Steel)	2,560	91,776
Rent-A-Center, Inc.* (Commercial Services)	1,280	34,470
Republic Services, Inc. (Environmental Control)	2,560	102,810
Reynolds & Reynolds Co. (Computers)	1,280	45,299
RF Micro Devices, Inc.* (Telecommunications)	4,480	27,597
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,760	79,552
RPM, Inc. (Chemicals)	4,640	86,954
RSA Security, Inc.* (Internet)	1,920	52,954
Ruby Tuesday, Inc. (Retail)	800	17,568
Ruddick Corp. (Food)	1,280	31,334
Saks, Inc. (Retail)	5,280	85,219
SCANA Corp. (Electric)	4,480	179,155
Scholastic Corp.* (Media)	1,440	41,400
Semtech Corp.* (Semiconductors)	960	12,384
Sensient Technologies Corp. (Chemicals)	1,760	35,094
Sequa Corp.—Class A* (Aerospace/Defense)	320	25,939
Sierra Pacific Resources* (Electric)	7,840	113,288
Smith International, Inc. (Oil & Gas Services)	4,000	178,279
Smithfield Foods, Inc.* (Food)	3,840	109,249
Sonoco Products Co. (Packaging & Containers)	3,840	124,915
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	1,760	48,629
SPX Corp. (Miscellaneous Manufacturing)	2,240	122,416
SRA International, Inc.—Class A* (Computers)	480	11,611
StanCorp Financial Group, Inc. (Insurance)	2,080	89,627
Steel Dynamics, Inc. (Iron/Steel)	1,600	92,832
STERIS Corp. (Healthcare—Products)	1,120	25,950
SVB Financial Group* (Banks)	800	35,856
Swift Transportation Co., Inc.* (Transportation)	2,080	55,640
Sybase, Inc.* (Software)	1,120	23,576
Synopsys, Inc.* (Computers)	3,680	65,872
TCF Financial Corp. (Banks)	2,240	60,278
Tech Data Corp.* (Distribution/Wholesale)	2,080	77,334
Tecumseh Products Co.* (Machinery—Diversified)	640	11,360
Teleflex, Inc. (Miscellaneous Manufacturing)	960	54,806
Telephone & Data Systems, Inc. (Telecommunications)	4,000	163,440
Texas Regional Bancshares, Inc.—Class A (Banks)	800	30,328
The Brink’s Co. (Miscellaneous Manufacturing)	1,920	105,773
The Colonial BancGroup, Inc. (Banks)	5,920	150,368
The Macerich Co. (REIT)	1,760	128,040
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	800	31,384
Thomas & Betts Corp.* (Electronics)	2,080	98,446
Tidewater, Inc. (Oil & Gas Services)	2,400	114,504
Timken Co. (Metal Fabricate/Hardware)	3,200	103,040
Tootsie Roll Industries, Inc. (Food)	480	13,032
Transaction Systems Architect, Inc.* (Software)	960	35,539
Triad Hospitals, Inc.* (Healthcare—Services)	3,360	130,939
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,720	90,902

Common Stocks, continued
	Shares	Value
TriQuint Semiconductor, Inc.* (Semiconductors)	5,440	$25,677
Tupperware Corp. (Household Products/Wares)	2,080	35,901
United Dominion Realty Trust, Inc. (REIT)	5,120	142,592
United Rentals, Inc.* (Commercial Services)	2,720	75,942
Unitrin, Inc. (Insurance)	1,760	70,400
Universal Corp. (Agriculture)	960	33,907
Universal Health Services, Inc.—Class B (Healthcare—Services)	800	44,800
UTStarcom, Inc.* (Telecommunications)	1,920	15,955
Valassis Communications, Inc.* (Commercial Services)	800	16,424
Valeant Pharmaceuticals International (Pharmaceuticals)	1,920	33,178
Valspar Corp. (Chemicals)	1,920	47,290
Varian, Inc.* (Electronics)	480	21,590
VCA Antech, Inc.* (Pharmaceuticals)	1,600	55,952
Vectren Corp. (Gas)	2,880	80,093
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,760	58,995
Vishay Intertechnology, Inc.* (Electronics)	7,200	101,016
W.R. Berkley Corp. (Insurance)	2,560	92,160
Washington Federal, Inc. (Savings & Loans)	3,360	75,163
Washington Post Co.—Class B (Media)	160	123,360
Webster Financial Corp. (Banks)	2,080	98,093
Weingarten Realty Investors (REIT)	1,920	76,723
Werner Enterprises, Inc. (Transportation)	1,920	34,560
Westamerica Bancorp (Banks)	640	30,790
Westar Energy, Inc. (Electric)	3,360	77,616
Westwood One, Inc. (Media)	1,120	7,459
WGL Holdings, Inc. (Gas)	1,920	57,658
Wilmington Trust Corp. (Banks)	2,720	118,456
Wind River Systems, Inc.* (Software)	1,920	15,878
Wisconsin Energy Corp. (Electric)	4,480	189,057
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,720	55,542
WPS Resources Corp. (Electric)	1,600	82,512
YRC Worldwide Inc.* (Transportation)	2,240	89,107

TOTAL COMMON STOCKS (Cost $18,396,654)		22,310,259

Repurchase Agreements (0.9%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $203,029 (Collateralized by $205,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $207,252)	$203,000	203,000

TOTAL REPURCHASE AGREEMENTS (Cost $203,000)		203,000

TOTAL INVESTMENT SECURITIES (Cost $18,599,654)—99.7%		22,513,259
Net other assets (liabilities)—0.3%		67,168

NET ASSETS—100.0%		$22,580,427

*	Non-income producing security

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures contract expiring September 2006 (Underlying face amount at value $149,180)	2	$(1,016)

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.2%
Airlines	0.3%
Apparel	0.2%
Auto Manufacturers	0.2%
Auto Parts & Equipment	1.3%
Banks	5.3%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	0.5%
Chemicals	4.6%
Coal	1.9%
Commercial Services	3.3%
Computers	2.4%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.9%
Electric	10.7%
Electrical Components & Equipment	0.7%
Electronics	2.5%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.5%
Food	1.2%
Forest Products & Paper	1.3%
Gas	1.9%
Hand/Machine Tools	0.7%

Healthcare—Products	1.4%
Healthcare—Services	1.3%
Holding Companies—Diversified	0.4%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.6%
Insurance	7.2%
Internet	0.8%
Iron/Steel	0.8%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	1.0%
Media	1.6%
Metal Fabricate/Hardware	2.0%
Miscellaneous Manufacturing	3.9%
Office Furnishings	0.4%
Oil & Gas	2.2%
Oil & Gas Services	2.6%
Packaging & Containers	0.8%
Pharmaceuticals	0.8%
Pipelines	1.5%
Real Estate Investment Trust	6.8%
Retail	4.9%
Savings & Loans	1.7%
Semiconductors	4.2%
Software	1.3%
Telecommunications	2.6%
Textiles	0.2%
Transportation	2.1%
Trucking & Leasing	0.3%
Water	0.2%
Other**	1.2%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (98.7%)
	Shares	Value
99 Cents Only Stores* (Retail)	518	$5,361
Abercrombie & Fitch Co.—Class A (Retail)	1,406	74,461
Activision, Inc.* (Software)	4,366	52,174
Adesa, Inc. (Commercial Services)	592	12,083
ADTRAN, Inc. (Telecommunications)	518	11,329
Advance Auto Parts, Inc. (Retail)	1,702	51,520
Advanced Medical Optics, Inc.* (Healthcare—Products)	370	18,223
Advent Software, Inc.* (Software)	74	2,310
Aeropostale, Inc.* (Retail)	888	24,606
Affymetrix, Inc.* (Biotechnology)	814	17,558
Airgas, Inc. (Chemicals)	370	13,413
AirTran Holdings, Inc.* (Airlines)	1,406	17,631
Alliance Data Systems Corp.* (Commercial Services)	1,036	53,168
Alliant Techsystems, Inc.* (Aerospace/Defense)	592	47,443
American Eagle Outfitters, Inc. (Retail)	2,072	68,086
AmeriCredit Corp.* (Diversified Financial Services)	962	23,656
Ametek, Inc. (Electrical Components & Equipment)	740	31,391
Amphenol Corp.—Class A (Electronics)	1,406	78,848
AnnTaylor Stores Corp.* (Retail)	518	21,269
Applebee’s International, Inc. (Retail)	1,184	21,028
Apria Healthcare Group, Inc.* (Healthcare—Services)	666	11,668
Aqua America, Inc. (Water)	1,036	22,585
Arch Coal, Inc. (Coal)	1,036	39,306
Arthur J. Gallagher & Co. (Insurance)	888	24,127
Avocent Corp.* (Internet)	296	7,572
Barnes & Noble, Inc. (Retail)	296	9,922
Beazer Homes USA, Inc. (Home Builders)	370	15,425
Beckman Coulter, Inc. (Healthcare—Products)	1,036	59,311
Boyd Gaming Corp. (Lodging)	370	12,410
Brinker International, Inc. (Retail)	962	31,169
Brown & Brown, Inc. (Insurance)	1,776	55,749
C.H. Robinson Worldwide, Inc. (Transportation)	2,738	125,346
Cabot Microelectronics Corp.* (Chemicals)	370	11,019
Cadence Design Systems, Inc.* (Computers)	1,850	29,952
Cameron International Corp.* (Oil & Gas Services)	740	37,303
Career Education Corp.* (Commercial Services)	1,554	44,227
Carmax, Inc.* (Retail)	666	23,177
Catalina Marketing Corp. (Advertising)	592	17,209
Cathay Bancorp, Inc. (Banks)	444	16,317
CDW Corp. (Distribution/Wholesale)	962	56,835
Cephalon, Inc.* (Pharmaceuticals)	962	63,242
Ceridian Corp.* (Computers)	888	21,321
Charles River Laboratories International, Inc.* (Biotechnology)	666	23,643
CheckFree Corp.* (Internet)	518	23,051
Cheesecake Factory, Inc.* (Retail)	1,258	28,745
Chico’s FAS, Inc.* (Retail)	2,886	65,368
Choicepoint, Inc.* (Commercial Services)	1,332	45,501
Church & Dwight, Inc. (Household Products/Wares)	1,036	37,814
City National Corp. (Banks)	370	24,683
Claire’s Stores, Inc. (Retail)	888	22,227
Cognizant Technology Solutions Corp.* (Computers)	2,220	145,388
Community Health Systems, Inc.* (Healthcare—Services)	1,554	56,348
Copart, Inc.* (Retail)	1,110	29,570
Corinthian Colleges, Inc.* (Commercial Services)	1,332	17,875
Covance, Inc.* (Healthcare—Services)	592	37,746

Common Stocks, continued
	Shares	Value
Cree Research, Inc.* (Semiconductors)	1,184	$23,360
CSG Systems International, Inc.* (Software)	740	19,270
Cullen/Frost Bankers, Inc. (Banks)	296	17,381
Cypress Semiconductor Corp.* (Semiconductors)	740	11,241
CYTYC Corp.* (Healthcare—Products)	1,776	43,690
Deluxe Corp. (Commercial Services)	444	7,548
Denbury Resources, Inc.* (Oil & Gas)	1,850	64,140
DENTSPLY International, Inc. (Healthcare—Products)	2,516	78,751
DeVry, Inc.* (Commercial Services)	592	12,491
Diebold, Inc. (Computers)	444	17,938
Dollar Tree Stores, Inc.* (Retail)	1,110	29,526
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,110	36,508
DRS Technologies, Inc. (Aerospace/Defense)	296	13,702
DST Systems, Inc.* (Computers)	962	54,170
Dun & Bradstreet Corp.* (Software)	518	34,561
Eaton Vance Corp. (Diversified Financial Services)	1,998	49,469
Edwards Lifesciences Corp.* (Healthcare—Products)	592	26,190
Emmis Communications Corp.* (Media)	222	3,290
Energizer Holdings, Inc.* (Electrical Components & Equipment)	962	61,212
Ensco International, Inc. (Oil & Gas)	1,110	51,304
Entercom Communications Corp. (Media)	222	5,628
Equitable Resources, Inc. (Pipelines)	888	31,977
Everest Re Group, Ltd. (Insurance)	518	49,008
Expeditors International of Washington, Inc. (Transportation)	3,404	154,779
F5 Networks, Inc.* (Internet)	666	30,862
Fair Isaac Corp. (Software)	1,036	34,996
Fastenal Co. (Distribution/Wholesale)	1,998	71,069
Fidelity National Financial, Inc. (Insurance)	1,406	53,920
Fidelity National Information Services, Inc. (Software)	1,480	52,895
First Niagara Financial Group, Inc. (Savings & Loans)	666	9,744
Florida Rock Industries, Inc. (Building Materials)	444	16,899
Flowserve Corp.* (Machinery—Diversified)	370	19,166
FMC Technologies, Inc.* (Oil & Gas Services)	518	32,644
GameStop Corp.* (Retail)	962	40,029
Gartner Group, Inc.* (Commercial Services)	370	5,269
Gen-Probe, Inc.* (Healthcare—Products)	814	42,287
Gentex Corp. (Electronics)	1,258	16,782
Graco, Inc. (Machinery—Diversified)	1,110	43,611
Granite Construction, Inc. (Engineering & Construction)	222	9,655
Grant Prideco, Inc.* (Oil & Gas Services)	2,072	94,297
Greater Bay Bancorp (Banks)	444	12,716
GTECH Holdings Corp. (Entertainment)	1,998	67,312
Harris Corp. (Telecommunications)	1,258	57,303
Harte-Hanks, Inc. (Advertising)	518	12,634
Health Net, Inc.* (Healthcare—Services)	1,258	52,798
Helmerich & Payne, Inc. (Oil & Gas)	592	16,387
Henry Schein, Inc.* (Healthcare—Products)	962	45,608
Herman Miller, Inc. (Office Furnishings)	444	12,614
HNI Corp. (Office Furnishings)	370	15,026
Hormel Foods Corp. (Food)	518	19,545
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	592	16,215
IndyMac Bancorp, Inc. (Diversified Financial Services)	592	25,012

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
International Rectifier Corp.* (Semiconductors)	518	$18,467
International Speedway Corp. (Entertainment)	296	13,394
Intuitive Surgical, Inc.* (Healthcare—Products)	592	56,358
Investors Financial Services Corp. (Banks)	1,036	46,433
Invitrogen Corp.* (Biotechnology)	814	50,297
ITT Educational Services, Inc.* (Commercial Services)	592	39,913
Jack Henry & Associates, Inc. (Computers)	1,184	22,342
Jacobs Engineering Group, Inc.* (Engineering & Construction)	962	79,836
JetBlue Airways Corp.* (Airlines)	2,442	26,105
JM Smucker Co. (Food)	370	16,513
Joy Global, Inc. (Machinery—Construction & Mining)	740	27,765
Korn/Ferry International* (Commercial Services)	222	4,123
Lam Research Corp.* (Semiconductors)	1,036	43,087
Laureate Education, Inc.* (Commercial Services)	370	16,891
Lee Enterprises, Inc. (Media)	370	9,187
Leucadia National Corp. (Holding Companies—Diversified)	1,110	30,558
LifePoint Hospitals, Inc.* (Healthcare—Services)	888	29,917
Lincare Holdings, Inc.* (Healthcare—Services)	1,480	51,519
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	148	8,492
M.D.C. Holdings, Inc. (Home Builders)	518	22,600
Macrovision Corp.* (Entertainment)	814	15,971
Martek Biosciences Corp.* (Biotechnology)	518	14,468
Martin Marietta Materials (Building Materials)	296	23,834
McAfee, Inc.* (Internet)	2,516	54,219
McDATA Corp.—Class A* (Computers)	1,110	3,552
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	888	24,473
MEMC Electronic Materials, Inc.* (Semiconductors)	888	27,013
Michaels Stores, Inc. (Retail)	1,480	62,782
Micrel, Inc.* (Semiconductors)	444	4,742
Microchip Technology, Inc. (Semiconductors)	2,146	69,230
Millennium Pharmaceuticals, Inc.* (Biotechnology)	1,924	18,894
Mine Safety Appliances Co. (Environmental Control)	222	8,822
Mohawk Industries, Inc.* (Textiles)	592	40,860
Moneygram International, Inc. (Software)	592	18,145
MSC Industrial Direct Co.—Class A (Retail)	444	18,306
National Instruments Corp. (Computers)	518	14,375
Navigant Consulting Co.* (Commercial Services)	444	8,472
Newfield Exploration Co.* (Oil & Gas)	2,072	96,099
Noble Energy, Inc. (Oil & Gas)	2,812	142,314
O’Reilly Automotive, Inc.* (Retail)	962	27,273
Omnicare, Inc. (Pharmaceuticals)	1,258	56,937
Oshkosh Truck Corp. (Auto Manufacturers)	666	28,558
OSI Restaurant Partners, Inc. (Retail)	592	17,103
Overseas Shipholding Group, Inc. (Transportation)	222	14,295
Pacific Sunwear of California, Inc.* (Retail)	1,110	18,515
Palm, Inc.* (Computers)	518	7,723
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	592	9,022
Patterson-UTI Energy, Inc. (Oil & Gas)	2,738	77,540
PDL BioPharma, Inc.* (Biotechnology)	1,110	19,991
Peabody Energy Corp. (Coal)	1,480	73,852
Pentair, Inc. (Miscellaneous Manufacturing)	592	17,002
PepsiAmericas, Inc. (Beverages)	370	8,362
Perrigo Co. (Pharmaceuticals)	592	9,377

Common Stocks, continued
	Shares	Value
Petsmart, Inc. (Retail)	2,220	$52,303
Pharmaceutical Product Development, Inc. (Commercial Services)	1,628	62,644
Pioneer Natural Resources Co. (Oil & Gas)	2,072	93,965
Plains Exploration & Production Co.* (Oil & Gas)	1,258	55,302
Plantronics, Inc. (Telecommunications)	740	11,514
PMI Group, Inc. (Insurance)	666	28,278
Pogo Producing Co. (Oil & Gas)	888	39,312
Polo Ralph Lauren Corp. (Apparel)	592	33,767
Polycom, Inc.* (Telecommunications)	740	16,428
Powerwave Technologies, Inc.* (Telecommunications)	592	4,700
Precision Castparts Corp. (Metal Fabricate/Hardware)	888	52,969
Questar Corp. (Pipelines)	740	65,564
Quicksilver Resources, Inc.* (Oil & Gas)	814	28,783
Radian Group, Inc. (Insurance)	1,332	81,958
Raymond James Financial Corp. (Diversified Financial Services)	444	12,903
Regis Corp. (Retail)	444	14,954
Rent-A-Center, Inc.* (Commercial Services)	592	15,943
Republic Services, Inc. (Environmental Control)	888	35,662
Reynolds & Reynolds Co. (Computers)	296	10,475
RF Micro Devices, Inc.* (Telecommunications)	1,184	7,293
Rollins, Inc. (Commercial Services)	444	9,382
Roper Industries, Inc. (Miscellaneous Manufacturing)	666	30,103
Ross Stores, Inc. (Retail)	2,294	57,098
RSA Security, Inc.* (Internet)	444	12,246
Ruby Tuesday, Inc. (Retail)	592	13,000
Scientific Games Corp.—Class A* (Entertainment)	1,036	35,193
SEI Investments Co. (Software)	962	47,003
Semtech Corp.* (Semiconductors)	740	9,546
Sepracor, Inc.* (Pharmaceuticals)	1,702	84,080
Silicon Laboratories, Inc.* (Semiconductors)	740	27,321
Smith International, Inc. (Oil & Gas Services)	1,554	69,262
Southwestern Energy Co.* (Oil & Gas)	2,664	91,642
SRA International, Inc.—Class A* (Computers)	370	8,950
Stericycle, Inc.* (Environmental Control)	666	44,742
STERIS Corp. (Healthcare—Products)	592	13,717
SVB Financial Group* (Banks)	222	9,950
Sybase, Inc.* (Software)	962	20,250
Synopsys, Inc.* (Computers)	740	13,246
TCF Financial Corp. (Banks)	888	23,896
Techne Corp.* (Healthcare—Products)	592	29,416
Teleflex, Inc. (Miscellaneous Manufacturing)	222	12,674
Texas Regional Bancshares, Inc.—Class A (Banks)	444	16,832
The Corporate Executive Board Co. (Commercial Services)	666	62,603
The Macerich Co. (REIT)	370	26,918
The Ryland Group, Inc. (Home Builders)	740	30,229
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	370	14,515
The Timberland Co.—Class A* (Apparel)	814	20,961
Thor Industries, Inc. (Home Builders)	518	22,191
Toll Brothers, Inc.* (Home Builders)	1,850	47,305
Tootsie Roll Industries, Inc. (Food)	222	6,027
Transaction Systems Architect, Inc.* (Software)	222	8,218
Universal Health Services, Inc.—Class B (Healthcare—Services)	518	29,008

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Urban Outfitters, Inc.* (Retail)	1,776	$25,912
UTStarcom, Inc.* (Telecommunications)	888	7,379
Valassis Communications, Inc.* (Commercial Services)	444	9,115
Valeant Pharmaceuticals International (Pharmaceuticals)	740	12,787
Valspar Corp. (Chemicals)	814	20,048
Varian Medical Systems, Inc.* (Healthcare—Products)	2,072	93,903
Varian, Inc.* (Electronics)	296	13,314
VCA Antech, Inc.* (Pharmaceuticals)	666	23,290
Vertex Pharmaceuticals, Inc.* (Biotechnology)	962	32,246
W.R. Berkley Corp. (Insurance)	1,628	58,608
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,332	28,998
Washington Post Co.—Class B (Media)	74	57,054
Weingarten Realty Investors (REIT)	518	20,699
Westamerica Bancorp (Banks)	296	14,241
Western Digital Corp.* (Computers)	3,478	61,004
Western Gas Resources, Inc. (Pipelines)	962	58,336
Westwood One, Inc. (Media)	592	3,943
Williams Sonoma, Inc. (Retail)	1,850	58,830
Wind River Systems, Inc.* (Software)	444	3,672
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,110	34,799

TOTAL COMMON STOCKS (Cost $5,734,435)		7,739,475

Repurchase Agreements (2.1%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $166,024 (Collateralized by $168,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $169,846)	$166,000	166,000

TOTAL REPURCHASE AGREEMENTS (Cost $166,000)		166,000

TOTAL INVESTMENT SECURITIES (Cost $5,900,435)—100.8%		7,905,475
Net other assets (liabilities)—(0.8%)		(63,644)

NET ASSETS—100.0%		$7,841,831

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $149,180)	2	$(1,017)

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.4%
Aerospace/Defense	0.8%
Airlines	0.6%
Apparel	0.7%
Auto Manufacturers	0.4%
Banks	2.3%
Beverages	0.1%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	0.6%
Coal	1.4%
Commercial Services	5.4%
Computers	5.2%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.8%
Electrical Components & Equipment	1.2%
Electronics	1.4%
Engineering & Construction	1.1%
Entertainment	1.7%
Environmental Control	1.1%
Food	0.5%
Hand/Machine Tools	0.1%
Healthcare—Products	6.5%
Healthcare—Services	3.4%
Holding Companies—Diversified	0.4%
Home Builders	2.0%
Household Products/Wares	0.7%
Insurance	4.5%
Internet	1.6%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.2%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.4%
Oil & Gas	9.7%
Oil & Gas Services	3.0%
Pharmaceuticals	3.6%
Pipelines	2.0%
Real Estate Investment Trust	0.6%
Retail	11.5%
Savings & Loans	0.1%
Semiconductors	3.0%
Software	3.7%
Telecommunications	1.5%
Textiles	0.5%
Transportation	3.8%
Water	0.3%
Other**	1.3%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (99.4%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	252	$4,105
A.M. Castle & Co. (Metal Fabricate/Hardware)	504	16,672
AAR Corp.* (Aerospace/Defense)	1,764	41,771
Aaron Rents, Inc. (Commercial Services)	1,344	32,444
ABM Industries, Inc. (Commercial Services)	1,848	30,492
Acadia Realty Trust (REIT)	1,512	36,046
Actel Corp.* (Semiconductors)	1,260	17,086
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,184	95,506
Adaptec, Inc.* (Telecommunications)	5,544	24,394
Administaff, Inc. (Commercial Services)	672	21,242
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,428	18,478
Aeroflex, Inc.* (Telecommunications)	2,268	22,998
Agilysys, Inc. (Computers)	1,512	23,693
Albany International Corp.—Class A (Machinery—Diversified)	924	33,199
Aleris International, Inc.* (Environmental Control)	1,512	61,901
ALLETE, Inc. (Electric)	1,512	70,186
Alliance One International, Inc. (Agriculture)	4,284	16,836
Alpharma, Inc. (Pharmaceuticals)	1,428	32,244
Altiris, Inc.* (Software)	420	7,249
AMCOL International Corp. (Mining)	504	11,678
American Italian Pasta Co. (Food)	924	7,678
American States Water Co. (Water)	840	31,794
Analogic Corp. (Electronics)	336	15,369
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	504	14,969
Angelica Corp. (Textiles)	420	7,077
Anixter International, Inc. (Telecommunications)	1,596	87,987
Apogee Enterprises, Inc. (Building Materials)	1,344	19,313
Applied Industrial Technologies, Inc. (Machinery—Diversified)	1,764	41,136
Applied Signal Technology, Inc. (Telecommunications)	588	9,008
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,008	51,912
Arch Chemicals, Inc. (Chemicals)	1,176	41,677
Arctic Cat, Inc. (Leisure Time)	336	5,937
Arkansas Best Corp. (Transportation)	1,260	55,982
Armor Holdings, Inc.* (Aerospace/Defense)	756	39,055
ArQule, Inc.* (Biotechnology)	924	4,768
Ashworth, Inc.* (Apparel)	672	5,497
Astec Industries, Inc.* (Machinery—Construction & Mining)	924	19,589
ATMI, Inc.* (Semiconductors)	1,176	31,246
Atmos Energy Corp. (Gas)	3,948	113,584
Atwood Oceanics, Inc.* (Oil & Gas)	672	31,537
Audiovox Corp.—Class A* (Telecommunications)	924	11,578
Avid Technology, Inc.* (Software)	1,344	47,362
Avista Corp. (Electric)	2,352	58,753
Axcelis Technologies, Inc.* (Semiconductors)	4,956	27,407
Aztar Corp.* (Lodging)	756	39,116
Baldor Electric Co. (Hand/Machine Tools)	1,344	39,782
Bally Total Fitness Holding Corp.* (Leisure Time)	1,680	9,660
Bank Mutual Corp. (Banks)	2,016	24,837
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	1,092	15,157
BankUnited Financial Corp.—Class A (Savings & Loans)	924	27,341
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,764	30,006
Bassett Furniture Industries, Inc. (Home Furnishings)	588	10,602

Common Stocks, continued
	Shares	Value
Bel Fuse, Inc.—Class B (Electronics)	336	$10,614
Belden, Inc. (Electrical Components & Equipment)	2,100	68,144
Bell Microproducts, Inc.* (Distribution/Wholesale)	1,512	7,122
Benchmark Electronics, Inc.* (Electronics)	3,108	75,619
Black Box Corp. (Telecommunications)	504	20,719
Blue Coat Systems, Inc.* (Internet)	336	4,832
Boston Private Financial Holdings, Inc. (Banks)	756	18,998
Bowne & Co., Inc. (Commercial Services)	1,512	20,971
Brady Corp.—Class A (Electronics)	1,428	48,209
Briggs & Stratton Corp. (Machinery—Diversified)	2,520	64,513
Brightpoint, Inc.* (Distribution/Wholesale)	2,436	35,736
Bristow Group, Inc.* (Transportation)	672	22,774
Brookline Bancorp, Inc. (Savings & Loans)	3,024	39,252
Brooks Automation, Inc.* (Semiconductors)	3,612	40,779
Brown Shoe Co., Inc. (Retail)	1,428	46,239
Brush Engineered Materials, Inc.* (Mining)	924	21,317
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,596	11,970
Building Materials Holding Corp. (Distribution/Wholesale)	756	16,201
C&D Technologies, Inc. (Electrical Components & Equipment)	1,260	8,946
C-COR.net Corp.* (Telecommunications)	2,352	15,547
Cambrex Corp. (Biotechnology)	1,344	28,641
Captaris, Inc.* (Software)	1,344	6,156
Caraustar Industries, Inc.* (Forest Products & Paper)	1,428	10,082
Carpenter Technology Corp. (Iron/Steel)	1,092	107,453
Carreker Corp.* (Computers)	588	3,910
Cascade Natural Gas Corp. (Gas)	588	15,241
Casey’s General Stores, Inc. (Retail)	2,436	55,127
Cash America International, Inc. (Retail)	924	31,647
Catapult Communications Corp.* (Computers)	168	1,692
CDI Corp. (Commercial Services)	588	11,495
Central Pacific Financial Corp. (Banks)	756	26,460
Central Parking Corp. (Commercial Services)	840	12,919
Central Vermont Public Service Corp. (Electric)	504	11,063
Century Aluminum Co.* (Mining)	1,092	33,709
CH Energy Group, Inc. (Electric)	672	33,324
Champion Enterprises, Inc.* (Home Builders)	2,520	16,708
Chaparral Steel Co.* (Iron/Steel)	1,092	76,647
Checkpoint Systems, Inc.* (Electronics)	1,092	18,018
Chemed Corp. (Commercial Services)	1,260	46,344
Chesapeake Corp. (Packaging & Containers)	1,008	14,364
Chittenden Corp. (Banks)	2,268	64,003
Ciber, Inc.* (Computers)	2,688	17,472
Clarcor, Inc. (Miscellaneous Manufacturing)	1,428	40,598
CLECO Corp. (Electric)	2,436	60,218
Cleveland-Cliffs, Inc. (Iron/Steel)	1,008	36,439
Coachmen Industries, Inc. (Home Builders)	672	7,278
Cognex Corp. (Machinery—Diversified)	1,344	31,718
Coherent, Inc.* (Electronics)	1,512	48,475
Cohu, Inc. (Semiconductors)	756	11,476
Colonial Properties Trust (REIT)	2,268	108,705
Commercial Net Lease Realty (REIT)	2,856	59,519
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	420	14,074
Community Bank System, Inc. (Banks)	1,428	30,216
CONMED Corp.* (Healthcare—Products)	840	16,758
Consolidated Graphics, Inc.* (Commercial Services)	588	28,924

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Corn Products International, Inc. (Food)	3,612	$120,134
Cost Plus, Inc.* (Retail)	588	7,932
CPI Corp. (Commercial Services)	252	8,089
Cross Country Healthcare, Inc.* (Commercial Services)	336	6,004
CryoLife, Inc.* (Biotechnology)	672	3,763
CTS Corp. (Electronics)	1,764	25,419
Cubic Corp. (Electronics)	756	15,165
Cyberonics, Inc.* (Healthcare—Products)	420	9,001
Cymer, Inc.* (Electronics)	924	36,147
Datascope Corp. (Healthcare—Products)	588	18,069
Deckers Outdoor Corp. (Apparel)	336	14,327
Delphi Financial Group, Inc.—Class A (Insurance)	2,100	79,988
Deltic Timber Corp. (Forest Products & Paper)	420	20,740
Digi International, Inc.* (Software)	1,008	12,610
Dime Community Bancshares, Inc. (Savings & Loans)	672	9,388
Diodes, Inc.* (Semiconductors)	168	6,030
Ditech Networks, Inc. (Telecommunications)	1,596	12,960
DJ Orthopedics, Inc.* (Healthcare—Products)	672	26,524
Downey Financial Corp. (Savings & Loans)	504	33,440
Dress Barn, Inc.* (Retail)	1,008	21,753
Drew Industries, Inc.* (Building Materials)	588	13,718
Drill-Quip, Inc.* (Oil & Gas Services)	168	14,194
DSP Group, Inc.* (Semiconductors)	588	14,088
EastGroup Properties, Inc. (REIT)	1,092	51,357
EDO Corp. (Aerospace/Defense)	336	7,540
EGL, Inc.* (Transportation)	1,680	73,769
El Paso Electric Co.* (Electric)	2,352	51,556
Electro Scientific Industries, Inc.* (Electronics)	1,428	25,104
ElkCorp (Building Materials)	420	10,475
EMCOR Group, Inc.* (Engineering & Construction)	1,512	77,898
Energen Corp. (Gas)	3,612	153,943
Entertainment Properties Trust (REIT)	1,260	53,638
Enzo Biochem, Inc.* (Biotechnology)	588	7,579
Epicor Software Corp.* (Software)	1,680	19,690
ESS Technology, Inc.* (Semiconductors)	1,680	2,873
Essex Property Trust, Inc. (REIT)	672	78,684
Esterline Technologies Corp.* (Aerospace/Defense)	1,260	53,335
Ethan Allen Interiors, Inc. (Home Furnishings)	924	34,483
Exar Corp.* (Semiconductors)	1,764	22,844
FEI Co.* (Electronics)	588	12,807
Fidelity Bankshares, Inc. (Savings & Loans)	420	16,170
Filenet Corp.* (Software)	1,092	34,747
Financial Federal Corp. (Diversified Financial Services)	504	13,542
First BanCorp. (Banks)	3,948	37,467
First Commonwealth Financial Corp. (Banks)	3,444	44,738
First Indiana Corp. (Banks)	420	10,529
First Midwest Bancorp, Inc. (Banks)	1,428	50,980
First Republic Bank (Banks)	588	25,008
FirstFed Financial Corp.* (Savings & Loans)	336	18,967
Fleetwood Enterprises, Inc.* (Home Builders)	3,108	22,129
Flowers Foods, Inc. (Food)	2,604	74,162
Franklin Bank Corp. Houston* (Savings & Loans)	840	16,304
Fred’s, Inc. (Retail)	1,932	23,165
Frontier Airlines Holdings, Inc. (Airlines)	1,764	11,431
Fuller (H.B.) Co. (Chemicals)	1,428	57,092
G & K Services, Inc. (Textiles)	588	19,833

Common Stocks, continued
	Shares	Value
Gardner Denver, Inc.* (Machinery—Diversified)	1,512	$52,391
General Communication, Inc.—Class A* (Telecommunications)	756	9,019
Genesis Healthcare Corp.* (Healthcare—Services)	924	44,879
Gentiva Health Services, Inc.* (Healthcare—Services)	1,344	21,625
Georgia Gulf Corp. (Chemicals)	1,680	42,773
Gerber Scientific, Inc.* (Machinery—Diversified)	1,092	16,740
Gevity HR, Inc. (Commercial Services)	1,008	22,388
Glacier Bancorp, Inc. (Banks)	756	23,164
Glenborough Realty Trust, Inc. (REIT)	1,596	35,431
Global Imaging Systems, Inc.* (Office/Business Equipment)	420	17,758
Green Mountain Power Corp. (Electric)	252	8,513
Griffon Corp.* (Miscellaneous Manufacturing)	1,260	28,501
Group 1 Automotive, Inc. (Retail)	1,092	66,960
Gymboree Corp.* (Apparel)	1,008	33,788
Haemonetics Corp.* (Healthcare—Products)	504	22,110
Hain Celestial Group, Inc.* (Food)	1,848	39,917
Hancock Fabrics, Inc. (Retail)	924	3,031
Hanmi Financial Corp. (Banks)	672	12,795
Harbor Florida Bancshares, Inc. (Savings & Loans)	336	14,858
Harland (John H.) Co. (Household Products/Wares)	420	16,510
Harmonic, Inc.* (Telecommunications)	2,520	12,726
Haverty Furniture Cos., Inc. (Retail)	1,092	16,828
Healthcare Services Group, Inc. (Commercial Services)	756	16,337
Heidrick & Struggles International, Inc.* (Commercial Services)	588	19,004
Hologic, Inc.* (Healthcare—Products)	1,176	52,815
Hooper Holmes, Inc. (Commercial Services)	3,192	9,576
Hub Group, Inc.* (Transportation)	2,016	45,521
Hutchinson Technology, Inc.* (Computers)	1,260	22,743
Hyperion Solutions Corp.* (Software)	1,344	41,879
IDEX Corp. (Machinery—Diversified)	1,428	62,047
IHOP Corp. (Retail)	504	22,912
Independent Bank Corp.—Michigan (Banks)	420	10,756
Infinity Property & Casualty Corp. (Insurance)	1,008	41,419
Infospace, Inc.* (Internet)	672	14,824
Input/Output, Inc.* (Oil & Gas Services)	3,444	33,855
Insight Enterprises, Inc.* (Retail)	2,352	39,843
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	756	16,292
Inter-Tel, Inc. (Software)	504	10,806
Interface, Inc.—Class A* (Office Furnishings)	2,436	29,890
Intermagnetics General Corp.* (Electrical Components & Equipment)	756	20,503
Invacare Corp. (Healthcare—Products)	840	17,665
inVentiv Health, Inc. (Advertising)	924	25,780
Irwin Financial Corp. (Banks)	504	9,894
Itron, Inc.* (Electronics)	588	27,366
J & J Snack Foods Corp. (Food)	336	10,110
Jack in the Box, Inc.* (Retail)	672	26,504
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,344	22,163
JDA Software Group, Inc.* (Software)	840	12,995
JLG Industries, Inc. (Machinery—Construction & Mining)	2,856	51,693
Jo-Ann Stores, Inc.* (Retail)	1,176	16,699
Jos. A. Bank Clothiers, Inc.* (Retail)	168	4,230
K2, Inc.* (Leisure Time)	2,268	23,860

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Kaman Corp.—Class A (Aerospace/Defense)	1,176	$21,580
Kansas City Southern Industries, Inc.* (Transportation)	3,696	90,996
Kaydon Corp. (Metal Fabricate/Hardware)	1,344	48,720
Keane, Inc.* (Software)	2,184	31,493
Keithley Instruments, Inc. (Electronics)	672	7,587
Kellwood Co. (Apparel)	1,260	33,327
Kendle International, Inc. (Commercial Services)	336	9,768
Kilroy Realty Corp. (REIT)	1,008	74,481
Kirby Corp.* (Transportation)	1,008	32,367
Kopin Corp.* (Semiconductors)	1,680	5,578
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,772	20,485
La-Z-Boy, Inc. (Home Furnishings)	2,520	32,130
Labor Ready, Inc.* (Commercial Services)	1,344	21,921
LaBranche & Co., Inc.* (Diversified Financial Services)	2,940	29,047
Laclede Group, Inc. (Gas)	1,008	33,496
Lance, Inc. (Food)	1,512	36,031
LandAmerica Financial Group, Inc. (Insurance)	840	53,617
Landry’s Restaurants, Inc. (Retail)	420	11,882
Lawson Products, Inc. (Metal Fabricate/Hardware)	252	9,201
LCA-Vision, Inc. (Healthcare—Products)	504	21,748
Lennox International, Inc. (Building Materials)	2,772	63,229
Lenox Group, Inc.* (Toys/Games/Hobbies)	672	4,677
Lexington Corporate Properties Trust (REIT)	2,604	51,872
Libbey, Inc. (Housewares)	672	5,329
Lindsay Manufacturing Co. (Machinery—Diversified)	252	6,744
Littelfuse, Inc.* (Electrical Components & Equipment)	672	22,700
Live Nation, Inc. (Commercial Services)	2,268	47,538
LKQ Corp.* (Distribution/Wholesale)	588	13,171
Lone Star Steakhouse & Saloon, Inc. (Retail)	924	21,612
Lone Star Technologies, Inc.* (Oil & Gas Services)	840	39,564
Longs Drug Stores Corp. (Retail)	1,344	55,265
LTC Properties, Inc. (REIT)	756	16,685
Lufkin Industries, Inc. (Oil & Gas Services)	756	46,880
Lydall, Inc.* (Miscellaneous Manufacturing)	756	6,774
M/I Schottenstein Homes, Inc. (Home Builders)	252	8,119
Macdermid, Inc. (Chemicals)	672	18,164
MAF Bancorp, Inc. (Savings & Loans)	840	34,440
MagneTek, Inc.* (Electrical Components & Equipment)	1,428	4,013
Manitowoc Co. (Machinery—Diversified)	1,428	56,063
MapInfo Corp.* (Software)	1,008	11,552
Marcus Corp. (Lodging)	1,092	21,556
MarineMax, Inc.* (Retail)	420	8,841
Massey Energy Co. (Coal)	2,520	67,334
Material Sciences Corp.* (Iron/Steel)	588	5,539
Matria Healthcare, Inc.* (Healthcare—Services)	588	14,506
Maverick Tube Corp.* (Oil & Gas Services)	840	53,584
Maximus, Inc. (Commercial Services)	336	9,119
Mesa Air Group, Inc.* (Airlines)	840	7,106
Methode Electronics, Inc.—Class A (Electronics)	1,848	14,784
MGI Pharma, Inc.* (Pharmaceuticals)	2,016	29,454
Micros Systems, Inc.* (Computers)	840	33,600
Microsemi Corp.* (Semiconductors)	1,764	44,628
Midas, Inc.* (Commercial Services)	420	7,245
Mobile Mini, Inc.* (Storage/Warehousing)	588	18,005
Monaco Coach Corp. (Home Builders)	1,344	14,314
Moog, Inc.—Class A* (Aerospace/Defense)	924	32,054
MRO Software, Inc.* (Software)	672	14,193

Common Stocks, continued
	Shares	Value
MTS Systems Corp. (Computers)	504	$18,577
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,764	64,809
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,512	25,160
Napster, Inc.* (Software)	1,512	4,113
Nash Finch Co. (Food)	672	15,033
National Presto Industries, Inc. (Housewares)	252	13,618
NCI Building Systems, Inc.* (Building Materials)	1,008	47,114
NCO Group, Inc.* (Commercial Services)	1,596	42,214
Neenah Paper, Inc. (Forest Products & Paper)	756	22,257
NETGEAR, Inc.* (Telecommunications)	588	11,378
Network Equipment Technologies, Inc.* (Telecommunications)	1,176	3,716
New Century Financial Corp. (REIT)	1,176	51,344
New Jersey Resources Corp. (Gas)	672	33,553
Northwest Natural Gas Co. (Gas)	1,344	51,032
Novatel Wireless, Inc.* (Telecommunications)	840	9,290
NS Group, Inc.* (Metal Fabricate/Hardware)	756	38,238
O’Charley’s, Inc.* (Retail)	1,092	17,472
Oceaneering International, Inc.* (Oil & Gas Services)	1,008	44,070
Old Dominion Freight Line, Inc.* (Transportation)	756	24,630
OM Group, Inc.* (Chemicals)	756	26,551
Omnova Solutions, Inc.* (Chemicals)	2,016	12,156
On Assignment, Inc.* (Commercial Services)	840	7,182
Open Solutions, Inc.* (Software)	336	9,290
Osteotech, Inc.* (Healthcare—Products)	840	3,259
Owens & Minor, Inc. (Distribution/Wholesale)	1,932	58,366
Oxford Industries, Inc. (Apparel)	672	23,829
Palomar Medical Technologies, Inc.* (Healthcare—Products)	504	19,197
PAREXEL International Corp.* (Commercial Services)	924	27,415
Park Electrochemical Corp. (Electronics)	1,008	24,827
Parkway Properties, Inc. (REIT)	672	30,556
Paxar Corp.* (Electronics)	1,176	21,662
PC-Tel, Inc.* (Internet)	1,092	10,167
Penford Corp. (Chemicals)	420	6,766
Pep Boys-Manny, Moe & Jack (Retail)	2,688	28,977
Performance Food Group Co.* (Food)	1,680	46,822
Pericom Semiconductor Corp.* (Semiconductors)	1,260	10,584
Phillips-Van Heusen Corp. (Apparel)	1,428	50,738
Phoenix Technologies, Ltd.* (Software)	1,260	5,985
Photon Dynamics, Inc.* (Electronics)	504	5,352
Photronics, Inc.* (Semiconductors)	2,016	28,164
Piedmont Natural Gas Co., Inc. (Gas)	3,696	95,135
Pinnacle Entertainment, Inc.* (Entertainment)	2,352	64,515
Piper Jaffray* (Diversified Financial Services)	1,008	51,600
Planar Systems, Inc.* (Electronics)	756	7,983
Playtex Products, Inc.* (Household Products/Wares)	1,764	19,969
PolyOne Corp.* (Chemicals)	4,536	37,876
Pope & Talbot, Inc. (Forest Products & Paper)	756	3,878
Power Integrations, Inc.* (Semiconductors)	672	10,685
Presidential Life Corp. (Insurance)	1,008	24,333
ProAssurance Corp.* (Insurance)	672	33,405
Progress Software Corp.* (Software)	840	19,009
Prosperity Bancshares, Inc. (Banks)	336	11,817
Provident Bankshares Corp. (Banks)	1,596	58,685
PS Business Parks, Inc. (REIT)	504	30,240
Quaker Chemical Corp. (Chemicals)	504	9,732

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Quanex Corp. (Metal Fabricate/Hardware)	1,848	$67,065
Quiksilver, Inc.* (Apparel)	2,352	30,458
Radiant Systems, Inc.* (Computers)	756	8,293
Radio One, Inc.—Class D* (Media)	1,596	11,459
RadiSys Corp.* (Computers)	1,008	21,259
Ralcorp Holdings, Inc.* (Food)	420	17,506
RARE Hospitality International, Inc.* (Retail)	588	15,464
RC2 Corp.* (Toys/Games/Hobbies)	252	8,535
Red Robin Gourmet Burgers, Inc.* (Retail)	420	16,317
Regal-Beloit Corp. (Hand/Machine Tools)	1,512	60,102
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,184	29,834
RehabCare Group, Inc.* (Healthcare—Services)	420	7,862
Republic Bancorp, Inc. (Banks)	3,612	47,173
Rewards Network, Inc.* (Commercial Services)	504	2,268
RLI Corp. (Insurance)	420	19,858
Robbins & Myers, Inc. (Machinery—Diversified)	588	15,758
Rock-Tenn Co. (Forest Products & Paper)	1,512	25,991
Rogers Corp.* (Electronics)	504	28,728
RTI International Metals, Inc.* (Mining)	672	30,966
Rudolph Technologies, Inc.* (Semiconductors)	756	10,516
Russ Berrie & Co., Inc. (Household Products/Wares)	588	6,474
Russell Corp. (Apparel)	1,596	28,744
Ryan’s Restaurant Group, Inc.* (Retail)	2,016	31,772
Ryerson Tull, Inc. (Iron/Steel)	1,260	34,083
Safety Insurance Group, Inc. (Insurance)	672	35,656
Sanderson Farms, Inc. (Food)	336	8,706
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,848	10,903
School Specialty, Inc.* (Retail)	672	21,504
Schulman (A.), Inc. (Chemicals)	1,428	31,245
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	756	15,294
SCPIE Holdings, Inc.* (Insurance)	504	11,542
SEACOR SMIT, Inc.* (Oil & Gas Services)	588	47,834
Secure Computing Corp.* (Internet)	1,680	9,341
Selective Insurance Group, Inc. (Insurance)	1,344	68,544
Shaw Group, Inc.* (Engineering & Construction)	1,680	34,759
Shurgard Storage Centers, Inc.—Class A (REIT)	2,268	149,462
Skechers U.S.A., Inc.—Class A (Apparel)	336	7,328
Skyline Corp. (Home Builders)	336	12,704
SkyWest, Inc. (Airlines)	1,260	30,555
Skyworks Solutions, Inc.* (Semiconductors)	7,812	34,295
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	1,008	43,203
Sonic Automotive, Inc. (Retail)	1,512	34,776
South Financial Group, Inc. (Banks)	3,696	99,865
South Jersey Industries, Inc. (Gas)	1,428	42,369
Southern Union Co. (Gas)	2,100	56,994
Southwest Gas Corp. (Gas)	1,932	63,621
Sovran Self Storage, Inc. (REIT)	840	43,403
Spectrum Brands, Inc.* (Household Products/Wares)	1,092	7,393
Spherion Corp.* (Commercial Services)	2,772	21,067
SPSS, Inc.* (Software)	588	15,894
Stage Stores, Inc. (Retail)	1,260	37,372
Stamps.com, Inc. (Internet)	252	5,138
Standard Microsystems Corp.* (Semiconductors)	588	15,629
Standard Motor Products, Inc. (Auto Parts & Equipment)	588	4,586
Standard Pacific Corp. (Home Builders)	3,276	73,153
Standard Register Co. (Household Products/Wares)	588	7,232

Common Stocks, continued
	Shares	Value
Standex International Corp. (Miscellaneous Manufacturing)	504	$13,789
StarTek, Inc. (Commercial Services)	588	7,826
Steel Technologies, Inc. (Iron/Steel)	504	11,698
Stein Mart, Inc. (Retail)	672	8,662
Sterling Bancorp (Banks)	588	11,860
Sterling Bancshares, Inc. (Banks)	1,092	21,392
Sterling Financial Corp.—Spokane (Savings & Loans)	1,680	53,710
Stewart Information Services Corp. (Insurance)	924	31,767
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,092	7,284
Superior Industries International, Inc. (Auto Parts & Equipment)	1,092	19,886
Supertex, Inc.* (Semiconductors)	336	11,169
Susquehanna Bancshares, Inc. (Banks)	2,520	60,934
SWS Group, Inc. (Diversified Financial Services)	756	19,709
Symmetricom, Inc.* (Telecommunications)	2,268	16,057
Technitrol, Inc. (Electronics)	2,016	49,956
Teledyne Technologies, Inc.* (Aerospace/Defense)	672	25,644
Tetra Tech, Inc.* (Environmental Control)	1,428	22,891
TETRA Technologies, Inc.* (Oil & Gas Services)	1,848	52,871
Texas Industries, Inc. (Building Materials)	1,176	58,071
The Cato Corp.—Class A (Retail)	1,512	36,772
The Finish Line, Inc.—Class A (Retail)	1,008	12,398
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	924	21,945
The Men’s Wearhouse, Inc. (Retail)	1,512	47,038
The Steak n Shake Co.* (Retail)	588	8,691
The Stride Rite Corp. (Apparel)	1,764	22,332
Theragenics Corp.* (Pharmaceuticals)	1,596	4,980
THQ, Inc.* (Software)	3,108	70,520
Tollgrade Communications, Inc.* (Telecommunications)	672	6,236
Toro Co. (Housewares)	672	27,828
TradeStation Group, Inc. (Diversified Financial Services)	588	8,597
Tredegar Corp. (Miscellaneous Manufacturing)	1,344	21,262
TreeHouse Foods, Inc.* (Food)	672	16,101
Triarc Cos., Inc. (Retail)	1,176	16,452
Trimble Navigation, Ltd.* (Electronics)	1,008	48,414
Triumph Group, Inc.* (Aerospace/Defense)	756	36,280
Tronox, Inc.—Class B* (Chemicals)	2,016	26,510
TrustCo Bank Corp. NY (Banks)	3,696	40,693
Tuesday Morning Corp. (Retail)	588	8,502
UGI Corp. (Gas)	5,124	127,331
UIL Holdings Corp. (Electric)	1,091	38,000
Ultratech Stepper, Inc.* (Semiconductors)	756	11,446
Umpqua Holdings Corp. (Banks)	1,176	30,682
Unisource Energy Corp. (Electric)	1,680	56,045
United Bankshares, Inc. (Banks)	1,764	62,851
United Fire & Casualty Co. (Insurance)	588	17,558
United Natural Foods, Inc.* (Food)	756	22,786
United Online, Inc. (Internet)	1,764	19,245
United Stationers, Inc.* (Distribution/Wholesale)	1,512	74,345
Universal Forest Products, Inc. (Building Materials)	420	21,332
Universal Technical Institute, Inc.* (Commercial Services)	588	11,836
URS Corp.* (Engineering & Construction)	1,176	46,570
Valmont Industries, Inc. (Metal Fabricate/Hardware)	504	25,628
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,344	42,604

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Veeco Instruments, Inc.* (Semiconductors)	924	$20,587
Veritas DGC, Inc.* (Oil & Gas Services)	1,764	101,023
Viad Corp. (Commercial Services)	1,092	35,468
ViaSat, Inc.* (Telecommunications)	420	10,374
Viasys Healthcare, Inc.* (Healthcare—Products)	1,008	25,966
Vicor Corp. (Electrical Components & Equipment)	588	6,733
Vital Signs, Inc. (Healthcare—Products)	168	8,650
Volt Information Sciences, Inc.* (Commercial Services)	420	17,808
Wabash National Corp. (Auto Manufacturers)	1,512	21,531
Watsco, Inc. (Distribution/Wholesale)	672	29,783
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	672	22,149
Watts Industries, Inc.—Class A (Electronics)	1,260	36,704
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,520	30,844
WD-40 Co. (Household Products/Wares)	336	10,957
Wellman, Inc. (Chemicals)	840	2,554
Whitney Holding Corp. (Banks)	3,192	115,198
WMS Industries, Inc.* (Leisure Time)	672	17,828
Wolverine Tube, Inc.* (Metal Fabricate/Hardware)	756	3,296
Wolverine World Wide, Inc. (Apparel)	1,428	36,328
Woodward Governor Co. (Electronics)	924	27,082
X-Rite, Inc. (Electronics)	588	5,445
Zale Corp.* (Retail)	2,352	60,235
Zenith National Insurance Corp. (Insurance)	756	30,225

TOTAL COMMON STOCKS (Cost $10,131,646)		13,375,958

Repurchase Agreements (1.2%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $162,023 (Collateralized by $164,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $165,802)	$162,000	162,000

TOTAL REPURCHASE AGREEMENTS (Cost $162,000)		162,000

TOTAL INVESTMENT SECURITIES (Cost $10,293,646)—100.6%		13,537,958
Net other asset (liabilities)—(0.6%)		(77,635)

NET ASSETS—100.0%		$13,460,323

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures contract expiring September 2006 (Underlying face amount at value $140,480)	2	$(457)

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	0.1%
Airlines	0.4%
Apparel	2.1%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.2%
Banks	7.2%
Biotechnology	0.6%
Building Materials	1.7%
Chemicals	2.3%
Coal	0.5%
Commercial Services	4.3%
Computers	1.1%
Distribution/Wholesale	1.7%
Diversified Financial Services	0.9%
Electric	2.9%
Electrical Components & Equipment	1.1%
Electronics	4.8%
Engineering & Construction	1.3%
Entertainment	0.5%
Environmental Control	0.6%
Food	3.2%
Forest Products & Paper	1.0%
Gas	5.9%
Hand/Machine Tools	0.7%
Healthcare—Products	1.8%
Healthcare—Services	0.7%
Home Builders	1.1%
Home Furnishings	0.6%
Household Products/Wares	0.5%
Housewares	0.3%
Insurance	3.3%
Internet	0.5%
Iron/Steel	2.0%
Leisure Time	0.4%
Lodging	0.5%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	2.8%
Media	0.1%
Metal Fabricate/Hardware	2.0%
Mining	0.7%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	3.2%
Packaging & Containers	0.1%
Pharmaceuticals	0.5%
Real Estate Investment Trust	6.6%
Retail	6.7%
Saving & Loans	2.2%
Semiconductors	3.3%
Software	2.8%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.6%
Water	0.2%
Other**	0.6%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (98.3%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	294	$4,789
A.S.V., Inc.* (Auto Manufacturers)	784	11,964
Aaron Rents, Inc. (Commercial Services)	882	21,291
Administaff, Inc. (Commercial Services)	392	12,391
ADVO, Inc. (Advertising)	1,372	49,680
Aeroflex, Inc.* (Telecommunications)	1,274	12,918
Albany International Corp.—Class A (Machinery—Diversified)	490	17,606
Alpharma, Inc. (Pharmaceuticals)	588	13,277
Altiris, Inc.* (Software)	686	11,840
AMCOL International Corp. (Mining)	490	11,353
Amedisys, Inc.* (Healthcare—Services)	686	26,198
American Medical Systems Holdings, Inc.* (Healthcare—Products)	3,038	55,444
AMERIGROUP Corp.* (Healthcare—Services)	2,254	65,591
AmSurg Corp.* (Healthcare—Services)	1,274	28,245
Analogic Corp. (Electronics)	294	13,448
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	392	11,642
ANSYS, Inc.* (Software)	1,666	76,453
AptarGroup, Inc. (Miscellaneous Manufacturing)	588	30,282
Arbitron, Inc. (Commercial Services)	1,274	46,640
Arctic Cat, Inc. (Leisure Time)	294	5,195
Armor Holdings, Inc.* (Aerospace/Defense)	588	30,376
ArQule, Inc.* (Biotechnology)	686	3,540
ArthroCare Corp.* (Healthcare—Products)	1,176	51,791
ATMI, Inc.* (Semiconductors)	588	15,623
Atwood Oceanics, Inc.* (Oil & Gas)	588	27,595
Avid Technology, Inc.* (Software)	686	24,175
Aztar Corp.* (Lodging)	882	45,635
Bank Mutual Corp. (Banks)	882	10,866
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	980	13,602
Bankrate, Inc. (Commercial Services)	490	14,744
BankUnited Financial Corp.—Class A (Savings & Loans)	588	17,399
Bel Fuse, Inc.—Class B (Electronics)	196	6,192
Biolase Technology, Inc. (Healthcare—Products)	980	8,046
Biosite Diagnostics, Inc.* (Healthcare—Products)	784	30,560
Black Box Corp. (Telecommunications)	294	12,086
Blue Coat Systems, Inc.* (Internet)	294	4,228
Boston Private Financial Holdings, Inc. (Banks)	882	22,165
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	686	6,956
Brady Corp.—Class A (Electronics)	882	29,776
Bristow Group, Inc.* (Transportation)	392	13,285
Building Materials Holding Corp. (Distribution/Wholesale)	588	12,601
Cabot Oil & Gas Corp. (Oil & Gas)	2,156	113,729
CACI International, Inc.—Class A* (Computers)	1,372	77,311
CARBO Ceramics, Inc. (Oil & Gas Services)	882	34,301
Carreker Corp.* (Computers)	392	2,607
Cash America International, Inc. (Retail)	490	16,783
Catapult Communications Corp.* (Computers)	294	2,961
CEC Entertainment, Inc.* (Retail)	1,470	43,409
Centene Corp.* (Healthcare—Services)	1,862	30,258
Central Pacific Financial Corp. (Banks)	588	20,580
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,176	57,495
Cerner Corp.* (Software)	2,744	111,077
Champion Enterprises, Inc.* (Home Builders)	1,078	7,147
Checkpoint Systems, Inc.* (Electronics)	686	11,319
Christopher & Banks Corp. (Retail)	1,568	44,202

Common Stocks, continued
	Shares	Value
Cimarex Energy Co. (Oil & Gas)	3,626	$148,050
Clarcor, Inc. (Miscellaneous Manufacturing)	980	27,861
Cleveland-Cliffs, Inc. (Iron/Steel)	980	35,427
CNS, Inc. (Household Products/Wares)	588	13,359
Cognex Corp. (Machinery—Diversified)	784	18,502
Cohu, Inc. (Semiconductors)	294	4,463
Coinstar, Inc.* (Commercial Services)	1,176	28,682
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	490	16,420
Comtech Telecommunications Corp.* (Telecommunications)	882	24,484
CONMED Corp.* (Healthcare—Products)	490	9,776
Connetics Corp.* (Pharmaceuticals)	1,470	14,083
Cooper Cos., Inc. (Healthcare—Products)	1,960	86,632
Cost Plus, Inc.* (Retail)	490	6,610
Cross Country Healthcare, Inc.* (Commercial Services)	588	10,508
CryoLife, Inc.* (Biotechnology)	392	2,195
Curtiss-Wright Corp. (Aerospace/Defense)	1,862	54,110
Cyberonics, Inc.* (Healthcare—Products)	588	12,601
Cymer, Inc.* (Electronics)	784	30,670
Daktronics, Inc. (Electronics)	1,372	38,608
Deckers Outdoor Corp. (Apparel)	196	8,357
Delta & Pine Land Co. (Agriculture)	1,568	53,641
Deltic Timber Corp. (Forest Products & Paper)	196	9,678
Dendrite International, Inc.* (Software)	1,862	16,963
Digital Insight Corp.* (Internet)	1,470	34,692
Dime Community Bancshares, Inc. (Savings & Loans)	588	8,214
Diodes, Inc.* (Semiconductors)	686	24,621
Dionex Corp.* (Electronics)	882	48,819
DJ Orthopedics, Inc.* (Healthcare—Products)	392	15,472
Downey Financial Corp. (Savings & Loans)	490	32,513
Dress Barn, Inc.* (Retail)	1,078	23,263
Drew Industries, Inc.* (Building Materials)	196	4,573
Drill-Quip, Inc.* (Oil & Gas Services)	196	16,560
DSP Group, Inc.* (Semiconductors)	784	18,785
East-West Bancorp, Inc. (Banks)	2,646	106,765
EDO Corp. (Aerospace/Defense)	392	8,796
eFunds Corp.* (Software)	2,058	43,280
ElkCorp (Building Materials)	392	9,776
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	882	27,589
Enzo Biochem, Inc.* (Biotechnology)	686	8,843
Epicor Software Corp.* (Software)	882	10,337
EPIQ Systems, Inc.* (Software)	588	9,467
Essex Property Trust, Inc. (REIT)	392	45,899
Ethan Allen Interiors, Inc. (Home Furnishings)	588	21,944
FactSet Research Systems, Inc. (Computers)	1,470	64,533
FEI Co.* (Electronics)	588	12,807
Fidelity Bankshares, Inc. (Savings & Loans)	588	22,638
Filenet Corp.* (Software)	784	24,947
Financial Federal Corp. (Diversified Financial Services)	784	21,066
First Indiana Corp. (Banks)	196	4,914
First Midwest Bancorp, Inc. (Banks)	882	31,487
First Republic Bank (Banks)	490	20,840
FirstFed Financial Corp.* (Savings & Loans)	392	22,128
Flagstar Bancorp, Inc. (Savings & Loans)	1,568	22,830
FLIR Systems, Inc.* (Electronics)	3,038	72,942
Forward Air Corp. (Transportation)	1,372	44,027

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Fossil, Inc.* (Household Products/Wares)	2,058	$37,374
Franklin Bank Corp. Houston* (Savings & Loans)	294	5,707
Fremont General Corp. (Banks)	2,842	50,446
Frontier Oil Corp. (Oil & Gas)	4,900	172,725
G & K Services, Inc. (Textiles)	392	13,222
Gardner Denver, Inc.* (Machinery—Diversified)	980	33,957
GenCorp, Inc.* (Aerospace/Defense)	2,450	36,040
General Communication, Inc.—Class A* (Telecommunications)	1,274	15,199
Genesco, Inc.* (Retail)	980	26,529
Gevity HR, Inc. (Commercial Services)	294	6,530
Glacier Bancorp, Inc. (Banks)	784	24,022
Global Imaging Systems, Inc.* (Office/Business Equipment)	686	29,004
Global Payments, Inc. (Software)	2,940	125,068
Greatbatch, Inc.* (Electrical Components & Equipment)	980	24,020
Guitar Center, Inc.* (Retail)	1,176	50,004
Gymboree Corp.* (Apparel)	490	16,425
Haemonetics Corp.* (Healthcare—Products)	686	30,095
Hanmi Financial Corp. (Banks)	1,078	20,525
Hansen Natural Corp.* (Beverages)	2,352	108,168
Harbor Florida Bancshares, Inc. (Savings & Loans)	588	26,001
Harland (John H.) Co. (Household Products/Wares)	784	30,819
Harmonic, Inc.* (Telecommunications)	980	4,949
Headwaters, Inc.* (Energy—Alternate Sources)	1,862	43,087
Healthcare Services Group, Inc. (Commercial Services)	490	10,589
Healthways, Inc.* (Healthcare—Services)	1,470	78,968
Heartland Express, Inc. (Transportation)	2,646	39,822
Heidrick & Struggles International, Inc.* (Commercial Services)	294	9,502
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,822	149,020
Hibbett Sporting Goods, Inc.* (Retail)	1,568	30,984
Hilb, Rogal, & Hobbs Co. (Insurance)	1,568	63,504
Hologic, Inc.* (Healthcare—Products)	980	44,012
Hot Topic, Inc.* (Retail)	1,960	28,832
Hydril* (Oil & Gas Services)	882	61,096
Hyperion Solutions Corp.* (Software)	1,372	42,752
ICU Medical, Inc.* (Healthcare—Products)	588	24,567
IDEX Corp. (Machinery—Diversified)	1,078	46,839
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,372	121,421
IHOP Corp. (Retail)	294	13,365
Immucor, Inc.* (Healthcare—Products)	2,940	58,535
Independent Bank Corp.—Michigan (Banks)	490	12,549
Infospace, Inc.* (Internet)	588	12,971
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	490	10,560
Integra LifeSciences Holdings* (Biotechnology)	784	28,898
Inter-Tel, Inc. (Software)	392	8,404
Intermagnetics General Corp.* (Electrical Components & Equipment)	1,078	29,235
Internet Security Systems, Inc.* (Internet)	1,666	37,468
Invacare Corp. (Healthcare—Products)	686	14,427
inVentiv Health, Inc. (Advertising)	392	10,937
Investment Technology Group, Inc.* (Diversified Financial Services)	1,862	93,770
Irwin Financial Corp. (Banks)	392	7,695
Itron, Inc.* (Electronics)	588	27,366

Common Stocks, continued
	Shares	Value
J & J Snack Foods Corp. (Food)	294	$8,846
J2 Global Communications, Inc.* (Internet)	2,156	60,367
Jack in the Box, Inc.* (Retail)	980	38,651
JDA Software Group, Inc.* (Software)	588	9,096
JLG Industries, Inc. (Machinery—Construction & Mining)	2,058	37,250
Jos. A. Bank Clothiers, Inc.* (Retail)	588	14,806
K-Swiss, Inc.—Class A (Apparel)	1,176	32,893
Kendle International, Inc. (Commercial Services)	196	5,698
Kensey Nash Corp.* (Healthcare—Products)	392	11,078
Kilroy Realty Corp. (REIT)	490	36,206
Kirby Corp.* (Transportation)	1,372	44,055
Knight Transportation, Inc. (Transportation)	2,548	43,724
Komag, Inc.* (Computers)	1,372	52,561
Kopin Corp.* (Semiconductors)	1,470	4,880
Kronos, Inc.* (Computers)	1,372	39,802
Labor Ready, Inc.* (Commercial Services)	1,176	19,181
Landry’s Restaurants, Inc. (Retail)	392	11,090
Landstar System, Inc. (Transportation)	2,548	108,774
LCA-Vision, Inc. (Healthcare—Products)	490	21,144
Lindsay Manufacturing Co. (Machinery—Diversified)	196	5,245
Littelfuse, Inc.* (Electrical Components & Equipment)	392	13,242
Live Nation, Inc. (Commercial Services)	784	16,433
LKQ Corp.* (Distribution/Wholesale)	1,470	32,928
LoJack Corp. (Electronics)*	784	12,395
Lone Star Technologies, Inc.* (Oil & Gas Services)	588	27,695
LTC Properties, Inc. (REIT)	196	4,326
M/I Schottenstein Homes, Inc. (Home Builders)	294	9,473
Macdermid, Inc. (Chemicals)	490	13,245
MAF Bancorp, Inc. (Savings & Loans)	490	20,090
Manhattan Associates, Inc.* (Computers)	1,176	24,767
Manitowoc Co. (Machinery—Diversified)	1,372	53,865
ManTech International Corp.—Class A* (Software)	784	22,101
MarineMax, Inc.* (Retail)	392	8,252
Massey Energy Co. (Coal)	1,372	36,660
Matria Healthcare, Inc.* (Healthcare—Services)	392	9,671
Maverick Tube Corp.* (Oil & Gas Services)	882	56,263
Maximus, Inc. (Commercial Services)	490	13,299
Mentor Corp. (Healthcare—Products)	1,666	74,070
Mercury Computer Systems, Inc.* (Computers)	882	11,854
Merit Medical Systems, Inc.* (Healthcare—Products)	1,176	17,076
Meritage Homes Corp.* (Home Builders)	980	37,995
Mesa Air Group, Inc.* (Airlines)	784	6,633
MGI Pharma, Inc.* (Pharmaceuticals)	1,666	24,340
Micros Systems, Inc.* (Computers)	980	39,200
Microsemi Corp.* (Semiconductors)	1,470	37,191
Midas, Inc.* (Commercial Services)	196	3,381
MIVA, Inc.* (Internet)	1,274	3,886
Mobile Mini, Inc.* (Storage/Warehousing)	980	30,008
Moog, Inc.—Class A* (Aerospace/Defense)	784	27,197
MRO Software, Inc.* (Software)	392	8,279
MTS Systems Corp. (Computers)	392	14,449
Multimedia Games, Inc.* (Leisure Time)	1,176	11,513
Napster, Inc.* (Software)	588	1,599
Nara Bancorp, Inc. (Banks)	882	16,238
NBTY, Inc.* (Pharmaceuticals)	2,450	72,349
Neoware, Inc.* (Software)	882	10,919
NETGEAR, Inc.* (Telecommunications)	882	17,067
New Century Financial Corp. (REIT)	1,372	59,902
New Jersey Resources Corp. (Gas)	588	29,359
Novatel Wireless, Inc.* (Telecommunications)	588	6,503

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,078	$21,301
NS Group, Inc.* (Metal Fabricate/Hardware)	294	14,871
NVR, Inc.* (Home Builders)	196	97,019
Oceaneering International, Inc.* (Oil & Gas Services)	1,372	59,984
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,470	26,475
Old Dominion Freight Line, Inc.* (Transportation)	588	19,157
OM Group, Inc.* (Chemicals)	588	20,650
On Assignment, Inc.* (Commercial Services)	392	3,352
Open Solutions, Inc.* (Software)	588	16,258
P.F. Chang’s China Bistro, Inc.* (Retail)	1,176	35,550
Palomar Medical Technologies, Inc.* (Healthcare—Products)	294	11,198
Panera Bread Co.—Class A* (Retail)	1,372	71,769
Papa John’s International, Inc.* (Retail)	980	31,497
PAREXEL International Corp.* (Commercial Services)	392	11,631
Paxar Corp.* (Electronics)	588	10,831
Pediatrix Medical Group, Inc.* (Healthcare—Services)	2,156	91,414
Peet’s Coffee & Tea, Inc.* (Beverages)	588	16,682
Penn Virginia Corp. (Oil & Gas)	784	53,516
Per-Se Technologies, Inc.* (Software)	1,470	35,089
PetMed Express, Inc. (Pharmaceuticals)	1,078	12,580
Petroleum Development* (Oil & Gas)	686	30,554
Philadelphia Consolidated Holding Corp.* (Insurance)	2,450	82,981
Phillips-Van Heusen Corp. (Apparel)	784	27,856
Photon Dynamics, Inc.* (Electronics)	294	3,122
Playtex Products, Inc.* (Household Products/Wares)	1,176	13,312
Polaris Industries, Inc. (Leisure Time)	1,764	67,420
PolyMedica Corp. (Healthcare—Products)	980	37,936
Pool Corp. (Distribution/Wholesale)	2,352	91,563
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	686	29,375
Possis Medical, Inc.* (Healthcare—Products)	784	6,554
Power Integrations, Inc.* (Semiconductors)	686	10,907
PrivateBancorp, Inc. (Banks)	784	36,856
ProAssurance Corp.* (Insurance)	686	34,101
Progress Software Corp.* (Software)	1,078	24,395
Prosperity Bancshares, Inc. (Banks)	784	27,573
PS Business Parks, Inc. (REIT)	196	11,760
Quality Systems, Inc. (Software)	686	22,720
Quiksilver, Inc.* (Apparel)	3,038	39,342
Radiant Systems, Inc.* (Computers)	392	4,300
Radio One, Inc.—Class D* (Media)	2,058	14,777
Ralcorp Holdings, Inc.* (Food)	784	32,677
RARE Hospitality International, Inc.* (Retail)	980	25,774
RC2 Corp.* (Toys/Games/Hobbies)	686	23,235
Red Robin Gourmet Burgers, Inc.* (Retail)	294	11,422
RehabCare Group, Inc.* (Healthcare—Services)	392	7,338
ResMed, Inc.* (Healthcare—Products)	3,332	154,637
Respironics, Inc.* (Healthcare—Products)	3,136	111,578
Rewards Network, Inc.* (Commercial Services)	490	2,205
RLI Corp. (Insurance)	588	27,801
Rogers Corp.* (Electronics)	294	16,758
RTI International Metals, Inc.* (Mining)	392	18,064
Rudolph Technologies, Inc.* (Semiconductors)	392	5,453
Sanderson Farms, Inc. (Food)	294	7,618
Savient Pharmaceuticals, Inc.* (Biotechnology)	980	5,782

Common Stocks, continued
	Shares	Value
ScanSource, Inc.* (Distribution/Wholesale)	1,078	$32,071
School Specialty, Inc.* (Retail)	392	12,544
Sciele Pharma, Inc. (Pharmaceuticals)	1,274	26,041
SEACOR SMIT, Inc.* (Oil & Gas Services)	392	31,889
Secure Computing Corp.* (Internet)	882	4,904
Select Comfort Corp.* (Retail)	2,352	47,393
SFBC International, Inc.* (Commercial Services)	784	12,709
Shaw Group, Inc.* (Engineering & Construction)	2,058	42,580
Shuffle Master, Inc.* (Entertainment)	1,470	42,851
Sierra Health Services, Inc.* (Healthcare—Services)	2,156	93,096
Simpson Manufacturing Co., Inc. (Building Materials)	1,568	43,904
Skechers U.S.A., Inc.—Class A (Apparel)	784	17,099
SkyWest, Inc. (Airlines)	1,666	40,400
Sonic Corp.* (Retail)	3,724	73,287
Sonic Solutions* (Electronics)	1,078	15,318
Southern Union Co. (Gas)	2,450	66,493
Spectrum Brands, Inc.* (Household Products/Wares)	686	4,644
SPSS, Inc.* (Software)	294	7,947
St. Mary Land & Exploration Co. (Oil & Gas)	2,450	105,350
Stamps.com, Inc. (Internet)	686	13,988
Standard Microsystems Corp.* (Semiconductors)	392	10,419
Stein Mart, Inc. (Retail)	588	7,579
Sterling Bancorp (Banks)	294	5,930
Sterling Bancshares, Inc. (Banks)	1,078	21,118
Stone Energy Corp.* (Oil & Gas)	1,176	54,978
Sunrise Assisted Living, Inc.* (Healthcare—Services)	1,862	53,775
Supertex, Inc.* (Semiconductors)	196	6,515
SurModics, Inc.* (Healthcare—Products)	686	24,525
Swift Energy Co.* (Oil & Gas)	1,274	61,152
Synaptics, Inc.* (Computers)	1,078	22,660
Take-Two Interactive Software, Inc.* (Software)	3,136	33,587
TALX Corp. (Computers)	1,372	28,195
Teledyne Technologies, Inc.* (Aerospace/Defense)	882	33,657
Tetra Tech, Inc.* (Environmental Control)	1,176	18,851
TETRA Technologies, Inc.* (Oil & Gas Services)	1,470	42,057
The Children’s Place Retail Stores, Inc.* (Retail)	980	54,704
The Finish Line, Inc.—Class A (Retail)	980	12,054
The Men’s Wearhouse, Inc. (Retail)	980	30,488
The Nautilus Group, Inc. (Leisure Time)	1,470	18,463
The Steak n Shake Co.* (Retail)	686	10,139
Toro Co. (Housewares)	1,274	52,756
Tractor Supply Co.* (Retail)	1,470	67,238
TradeStation Group, Inc. (Diversified Financial Services)	490	7,164
TreeHouse Foods, Inc.* (Food)	784	18,785
Triarc Cos., Inc. (Retail)	1,666	23,307
Trimble Navigation, Ltd.* (Electronics)	1,470	70,604
Tuesday Morning Corp. (Retail)	588	8,502
Tween Brands, Inc.	1,470	54,713
UCBH Holdings, Inc. (Banks)	4,116	68,655
Ultratech Stepper, Inc.* (Semiconductors)	392	5,935
Umpqua Holdings Corp. (Banks)	1,470	38,352
Unit Corp.* (Oil & Gas)	2,058	120,681
United Fire & Casualty Co. (Insurance)	294	8,779
United Natural Foods, Inc.* (Food)	1,176	35,444
United Online, Inc. (Internet)	1,274	13,899
United Surgical Partners International, Inc.* (Healthcare—Services)	1,960	48,412

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Universal Forest Products, Inc. (Building Materials)	392	$19,910
Universal Technical Institute, Inc.* (Commercial Services)	490	9,864
URS Corp.* (Engineering & Construction)	882	34,927
USANA Health Sciences, Inc.* (Pharmaceuticals)	392	17,385
Valmont Industries, Inc. (Metal Fabricate/Hardware)	294	14,949
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,274	40,386
Veeco Instruments, Inc.* (Semiconductors)	392	8,734
Vertrue, Inc.* (Commercial Services)	392	16,644
ViaSat, Inc.* (Telecommunications)	588	14,524
Viasys Healthcare, Inc.* (Healthcare—Products)	490	12,622
Vicor Corp. (Electrical Components & Equipment)	294	3,366
Vital Signs, Inc. (Healthcare—Products)	98	5,046
W-H Energy Services, Inc.* (Oil & Gas Services)	1,274	70,095
Waste Connections, Inc.* (Environmental Control)	1,960	73,265
Watsco, Inc. (Distribution/Wholesale)	490	21,717
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,274	41,990
WD-40 Co. (Household Products/Wares)	392	12,783
WebEx Communications, Inc.* (Internet)	1,568	53,751
Websense, Inc.* (Internet)	2,058	38,588
Wilshire Bancorp, Inc. (Banks)	686	12,945
Winnebago Industries, Inc. (Home Builders)	1,372	39,665
Wintrust Financial Corp. (Banks)	1,078	51,755
WMS Industries, Inc.* (Leisure Time)	392	10,400
Wolverine World Wide, Inc. (Apparel)	1,078	27,424
Woodward Governor Co. (Electronics)	490	14,362
World Acceptance Corp.* (Diversified Financial Services)	784	32,536
World Fuel Services Corp. (Retail)	1,176	55,648
X-Rite, Inc. (Electronics)	294	2,722
Zenith National Insurance Corp. (Insurance)	882	35,262

TOTAL COMMON STOCKS (Cost $7,389,582)		11,097,193

Repurchase Agreements (1.0%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $117,017 (Collateralized by $119,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $120,307)	$117,000	117,000

TOTAL REPURCHASE AGREEMENTS (Cost $117,000)		117,000

TOTAL INVESTMENT SECURITIES (Cost $7,506,582)—99.3%		11,214,193
Net other assets (liabilities)—0.7%		78,982

NET ASSETS—100.0%		$11,293,175

*	Non-income producing security

REIT Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures contract expiring September 2006 (Underlying face amount at value $140,480)	2	$(457)

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.5%
Aerospace/Defense	1.7%
Agriculture	0.5%
Airlines	0.4%
Apparel	1.5%
Auto Manufacturers	0.1%
Banks	5.4%
Beverages	1.1%
Biotechnology	0.4%
Building Materials	0.7%
Chemicals	0.3%
Coal	0.3%
Commercial Services	2.8%
Computers	3.4%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.6%
Electrical Components & Equipment	0.6%
Electronics	3.9%
Energy—Alternate Sources	0.4%
Engineering & Construction	0.8%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.1%
Gas	0.8%
Healthcare-Products	9.2%
Healthcare-Services	5.0%
Home Builders	1.7%
Home Furnishings	0.2%
Household Products/Wares	1.0%
Housewares	0.5%
Insurance	2.2%
Internet	2.5%
Iron/Steel	0.3%
Leisure Time	1.0%
Lodging	0.4%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.6%
Media	0.2%
Metal Fabricate/Hardware	0.3%
Mining	0.3%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.3%
Oil & Gas	7.9%
Oil & Gas Services	4.9%
Pharmaceuticals	1.8%
Real Estate Investment Trust	1.4%
Retail	8.7%
Savings & Loans	1.8%
Semiconductors	1.7%
Software	6.2%
Storage/Warehousing	0.3%
Telecommunications	1.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	2.8%
Other**	1.7%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (99.3%)
	Shares	Value
Alcatel SA* (Telecommunications)	27,104	$305,733
Alcon, Inc. (Healthcare—Products)	4,224	466,414
Anglo American PLC (Mining)	19,360	407,722
ASM Lithography Holding NV* (Semiconductors)	15,664	311,714
AstraZeneca PLC (Pharmaceuticals)	11,968	730,407
Autoliv, Inc. (Auto Parts & Equipment)	5,632	316,349
BP Amoco PLC (Oil & Gas)	17,600	1,276,352
Business Objects SA* (Software)	9,680	235,514
DaimlerChrysler AG (Auto Manufacturers)	9,504	490,882
Diageo PLC (Beverages)	7,216	507,429
Elan Corp. PLC* (Pharmaceuticals)	22,528	345,580
GlaxoSmithKline PLC (Pharmaceuticals)	17,072	944,595
HSBC Holdings PLC (Banks)	12,320	1,120,627
Koninklijke (Royal) Phillips Electronics NV (Electronics)	14,256	469,450
Mittal Steel Co. NV—Class A (Iron/Steel)	10,384	355,237
Nokia OYJ (Telecommunications)	29,392	583,431
Novartis AG (Pharmaceuticals)	16,368	920,209
Rio Tinto PLC (Mining)	2,288	477,940
Royal Dutch Shell PLC—Class A (Oil & Gas)	12,320	872,256
Sanofi-Aventis (Pharmaceuticals)	17,424	825,723
SAP AG (Software)	10,560	481,853
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	7,216	350,048
Siemens AG (Miscellaneous Manufacturing)	6,864	554,131
Telefonaktiebolaget LM Ericsson (Telecommunications)	15,136	476,481
Tenaris SA (Iron/Steel)	9,504	369,895
Total Fina SA (Oil & Gas)	14,080	960,678
UBS AG (Diversified Financial Services)	13,728	746,803
Unilever NV (Food)	19,536	462,612
Vodafone Group PLC	32,636	707,865
Willis Group Holdings, Ltd. (Insurance)	9,680	314,890

TOTAL COMMON STOCKS (Cost $14,324,341)		17,388,820

Repurchase Agreements (0.5%)
	Principal Amount
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $87,013 (Collateralized by $88,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $88,967)	$87,000	87,000

TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000

TOTAL INVESTMENT SECURITIES (Cost $14,411,341)—99.8%		17,475,820
Net other assets (liabilities)—0.2%		32,190

NET ASSETS—100.0%		$17,508,010

As of 7/31/06, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Auto Manufacturers	2.8%
Auto Parts & Equipment	1.8%
Banks	6.4%
Beverages	2.9%
Diversified Financial Services	4.3%
Electronics	2.7%
Food	2.6%
Healthcare-Products	2.7%
Insurance	1.8%
Iron/Steel	4.1%
Mining	5.1%
Miscellaneous Manufacturing	3.2%
Oil & Gas	17.8%
Pharmaceuticals	23.4%
Semiconductors	1.8%
Software	4.1%
Telecommunications	11.8%
Other**	0.7%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of July 31, 2006:

Finland	3.3%
France	13.3%
Germany	8.7%
Ireland	2.0%
Luxembourg	2.1%
Netherlands	14.1%
Sweden	4.5%
Switzerland	12.2%
United Kingdom	39.1%
United States**	0.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Common Stocks (86.3%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.6%	18,693	$892,965
Altria Group, Inc. (Agriculture)	1.3%	25,527	2,041,394
American Express Co. (Diversified Financial Services)	0.5%	15,008	781,316
American International Group, Inc. (Insurance)	1.2%	31,624	1,918,629
Amgen, Inc.* (Biotechnology)	0.6%	14,539	1,013,949
Apple Computer, Inc.* (Computers)	0.4%	10,184	692,105
AT&T, Inc. (Telecommunications)	0.9%	46,967	1,408,540
Bank of America Corp. (Banks)	1.7%	54,806	2,824,152
BellSouth Corp. (Telecommunications)	0.5%	21,909	858,176
Boeing Co. (Aerospace/Defense)	0.5%	9,514	736,574
ChevronTexaco Corp. (Oil & Gas)	1.1%	26,599	1,749,683
Cisco Systems, Inc.* (Telecommunications)	0.8%	73,030	1,303,586
Citigroup, Inc. (Diversified Financial Services)	1.8%	60,233	2,909,855
Coca-Cola Co. (Beverages)	0.7%	25,125	1,118,063
Comcast Corp.—Special Class A* (Media)	0.6%	25,862	889,136
ConocoPhillips (Oil & Gas)	0.8%	19,631	1,347,472
Eli Lilly & Co. (Pharmaceuticals)	0.5%	13,735	779,736
Exxon Mobil Corp. (Oil & Gas)	3.1%	72,963	4,942,515
General Electric Co. (Miscellaneous Manufacturing)	2.6%	127,501	4,168,007
Google, Inc.—Class A* (Internet)	0.6%	2,479	958,381
Hewlett-Packard Co. (Computers)	0.6%	32,562	1,039,053
Home Depot, Inc. (Retail)	0.5%	25,058	869,763
Intel Corp. (Semiconductors)	0.8%	70,216	1,263,889
International Business Machines Corp. (Computers)	0.9%	18,894	1,462,584
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.2%	42,210	1,925,620
Johnson & Johnson (Healthcare—Products)	1.4%	36,381	2,275,631
Medtronic, Inc. (Healthcare—Products)	0.5%	14,874	751,434
Merck & Co., Inc. (Pharmaceuticals)	0.7%	26,264	1,057,651
Merrill Lynch & Co., Inc. (Diversified Financial Services)	0.5%	10,850	790,097
Microsoft Corp. (Software)	1.6%	107,334	2,579,237

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.5%	12,797	$851,001
PepsiCo, Inc. (Beverages)	0.8%	20,301	1,286,676
Pfizer, Inc. (Pharmaceuticals)	1.4%	88,842	2,309,004
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	40,468	2,274,302
Qualcomm, Inc. (Telecommunications)	0.4%	19,899	701,639
Schlumberger, Ltd. (Oil & Gas Services)	0.6%	13,869	927,143
Sprint Corp. (Telecommunications)	0.4%	35,912	711,058
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.5%	5,250	801,938
Time Warner, Inc. (Media)	0.5%	52,394	864,501
U.S. Bancorp (Banks)	0.4%	21,842	698,944
United Parcel Service, Inc.—Class B (Transportation)	0.6%	13,132	904,925
United Technologies Corp. (Aerospace/Defense)	0.5%	12,194	758,345
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	16,683	797,949
Verizon Communications, Inc. (Telecommunications)	0.7%	35,376	1,196,416
Wachovia Corp. (Banks)	0.6%	19,497	1,045,624
Wal-Mart Stores, Inc. (Retail)	0.8%	30,217	1,344,657
Walt Disney Co. (Media)	0.5%	26,599	789,724
Wells Fargo & Co. (Banks)	0.9%	20,636	1,492,807
Wyeth (Pharmaceuticals)	0.5%	16,415	795,635
Other Common Stocks	44.3%	2,081,489	71,512,514

TOTAL COMMON STOCKS (Cost $99,940,511)			139,413,995

Repurchase Agreements (10.1%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $16,394,368 (Collateralized by $16,910,000 of various Federal National Mortgage Association Securities, 4.00%-5.275%, 8/16/06-7/25/08, market value $16,720,922)	$16,392,000	16,392,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,392,000)		16,392,000

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Rights/Warrants(NM)
	Shares	Value
Other Securities	14,324	$2,435

TOTAL RIGHTS/WARRANTS (Cost $0)		2,435

TOTAL INVESTMENT SECURITIES (Cost $116,332,511)—96.4%		155,808,430
Net other assets (liabilities)—3.6%		5,842,695

NET ASSETS—100.0%		$161,651,125

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $91,591,500)	286	$1,909,029
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $960,938)	15	(17,475)
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/29/06 (Underlying notional amount at value $94,475,174)	74,002	944,742

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	6.1%
Beverages	2.0%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.1%
Coal	0.1%

Commercial Services	0.5%
Computers	3.1%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.2%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare—Products	2.8%
Healthcare—Services	1.5%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.3%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.2%
Media	2.8%
Mining	0.6%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.3%
Real Estate Investment Trust	0.8%
Retail	4.9%
Savings & Loans	0.5%
Semiconductors	2.2%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	13.7%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (86.9%)
	Shares	Value
3Com Corp.* (Telecommunications)	27,968	$132,568
99 Cents Only Stores* (Retail)	3,040	31,464
Abercrombie & Fitch Co.—Class A (Retail)	6,080	321,997
Activision, Inc.* (Software)	20,672	247,030
Acxiom Corp. (Software)	5,472	133,955
Adesa, Inc. (Commercial Services)	6,080	124,093
ADTRAN, Inc. (Telecommunications)	4,864	106,376
Advance Auto Parts, Inc. (Retail)	7,904	239,254
Advanced Medical Optics, Inc.* (Healthcare—Products)	4,864	239,552
Advent Software, Inc.* (Software)	608	18,982
Aeropostale, Inc.* (Retail)	3,648	101,086
Affymetrix, Inc.* (Biotechnology)	4,864	104,916
AGCO Corp.* (Machinery—Diversified)	6,688	153,556
AGL Resources, Inc. (Gas)	5,472	213,517
Airgas, Inc. (Chemicals)	4,864	176,320
AirTran Holdings, Inc.* (Airlines)	6,688	83,868
Alaska Air Group, Inc.* (Airlines)	2,432	90,300
Albemarle Corp. (Chemicals)	2,432	122,621
Alexander & Baldwin, Inc. (Transportation)	3,040	121,904
Alliance Data Systems Corp.* (Commercial Services)	4,864	249,620
Alliant Energy Corp. (Electric)	8,512	307,964
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,432	194,901
AMB Property Corp. (REIT)	6,080	318,774
American Eagle Outfitters, Inc. (Retail)	9,728	319,662
American Financial Group, Inc. (Insurance)	3,040	128,014
American Greetings Corp.—Class A (Household Products/Wares)	4,256	95,888
AmeriCredit Corp.* (Diversified Financial Services)	9,120	224,261
Amerus Group Co. (Insurance)	2,432	163,163
Ametek, Inc. (Electrical Components & Equipment)	4,864	206,331
Amphenol Corp.—Class A (Electronics)	6,080	340,965
AnnTaylor Stores Corp.* (Retail)	4,864	199,716
Applebee’s International, Inc. (Retail)	5,472	97,183
Apria Healthcare Group, Inc.* (Healthcare—Services)	3,648	63,913
Aqua America, Inc. (Water)	9,120	198,816
Aquila, Inc.* (Electric)	27,360	121,478
Arch Coal, Inc. (Coal)	9,728	369,080
Arrow Electronics, Inc.* (Electronics)	9,120	257,730
Arthur J. Gallagher & Co. (Insurance)	6,688	181,713
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,864	80,061
Associated Banc-Corp (Banks)	9,728	305,070
Astoria Financial Corp. (Savings & Loans)	6,080	180,880
Atmel Corp.* (Semiconductors)	32,832	157,265
Avnet, Inc.* (Electronics)	10,944	199,181
Avocent Corp.* (Internet)	3,648	93,316
Bandag, Inc. (Auto Parts & Equipment)	608	20,964
Bank of Hawaii Corp. (Banks)	3,648	180,722
Banta Corp. (Commercial Services)	1,216	42,961
Barnes & Noble, Inc. (Retail)	3,040	101,901
Beazer Homes USA, Inc. (Home Builders)	2,432	101,390
Beckman Coulter, Inc. (Healthcare—Products)	4,256	243,656
Belo Corp.—Class A (Media)	6,688	107,811
BJ’s Wholesale Club, Inc.* (Retail)	4,864	138,527
Black Hills Corp. (Electric)	2,432	87,139
Blyth, Inc. (Household Products/Wares)	1,824	31,865
Bob Evans Farms, Inc. (Retail)	2,432	66,977
Borders Group, Inc. (Retail)	4,864	92,465
BorgWarner, Inc. (Auto Parts & Equipment)	3,648	218,881

Common Stocks, continued
	Shares	Value
Bowater, Inc. (Forest Products & Paper)	3,648	$73,981
Boyd Gaming Corp. (Lodging)	3,040	101,962
Brinker International, Inc. (Retail)	6,080	196,992
Brown & Brown, Inc. (Insurance)	7,904	248,107
C.H. Robinson Worldwide, Inc. (Transportation)	12,768	584,519
Cabot Corp. (Chemicals)	4,256	141,597
Cabot Microelectronics Corp.* (Chemicals)	1,824	54,319
Cadence Design Systems, Inc.* (Computers)	21,280	344,523
Callaway Golf Co. (Leisure Time)	4,864	61,530
Cameron International Corp.* (Oil & Gas Services)	8,512	429,090
Career Education Corp.* (Commercial Services)	7,296	207,644
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,824	145,719
Carmax, Inc.* (Retail)	7,904	275,059
Catalina Marketing Corp. (Advertising)	2,432	70,698
Cathay Bancorp, Inc. (Banks)	3,648	134,064
CBRL Group, Inc. (Retail)	3,040	99,317
CDW Corp. (Distribution/Wholesale)	4,256	251,444
Cendant Corp. (Commercial Services)	10,944	164,269
Cephalon, Inc.* (Pharmaceuticals)	4,256	279,789
Ceridian Corp.* (Computers)	10,336	248,167
Charles River Laboratories International, Inc.* (Biotechnology)	4,864	172,672
CheckFree Corp.* (Internet)	6,080	270,560
Cheesecake Factory, Inc.* (Retail)	5,472	125,035
Chemtura Corp. (Chemicals)	17,632	151,812
Chico’s FAS, Inc.* (Retail)	13,376	302,966
Choicepoint, Inc.* (Commercial Services)	6,080	207,693
Church & Dwight, Inc. (Household Products/Wares)	4,256	155,345
Cincinnati Bell, Inc.* (Telecommunications)	17,632	70,704
City National Corp. (Banks)	3,040	202,798
Claire’s Stores, Inc. (Retail)	7,296	182,619
Cognizant Technology Solutions Corp.* (Computers)	10,336	676,905
Commercial Metals Co. (Metal Fabricate/Hardware)	7,904	179,342
Commscope, Inc.* (Telecommunications)	3,648	113,927
Community Health Systems, Inc.* (Healthcare—Services)	7,296	264,553
Con-way, Inc. (Transportation)	3,648	180,503
Copart, Inc.* (Retail)	4,864	129,577
Corinthian Colleges, Inc.* (Commercial Services)	6,080	81,594
Covance, Inc.* (Healthcare—Services)	4,256	271,362
Crane Co. (Miscellaneous Manufacturing)	3,648	140,083
Cree Research, Inc.* (Semiconductors)	5,472	107,963
CSG Systems International, Inc.* (Software)	3,040	79,162
Cullen/Frost Bankers, Inc. (Banks)	3,040	178,509
Cypress Semiconductor Corp.* (Semiconductors)	10,336	157,004
Cytec Industries, Inc. (Chemicals)	2,432	129,893
CYTYC Corp.* (Healthcare—Products)	8,512	209,395
Deluxe Corp. (Commercial Services)	3,648	62,016
Denbury Resources, Inc.* (Oil & Gas)	8,512	295,111
DENTSPLY International, Inc. (Healthcare—Products)	10,944	342,547
Developers Diversified Realty Corp. (REIT)	7,904	417,174
DeVry, Inc.* (Commercial Services)	4,256	89,802
Diebold, Inc. (Computers)	4,864	196,506
Dollar Tree Stores, Inc.* (Retail)	7,296	194,074
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,864	159,977
DPL, Inc. (Electric)	9,120	253,171
DRS Technologies, Inc. (Aerospace/Defense)	2,432	112,577
DST Systems, Inc.* (Computers)	4,256	239,655

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Dun & Bradstreet Corp.* (Software)	4,864	$324,526
Duquesne Light Holdings, Inc. (Electric)	5,472	106,540
Dycom Industries, Inc.* (Engineering & Construction)	2,432	43,752
Eaton Vance Corp. (Diversified Financial Services)	9,120	225,811
Edwards (A.G.), Inc. (Diversified Financial Services)	5,472	295,269
Edwards Lifesciences Corp.* (Healthcare—Products)	4,256	188,285
Emmis Communications Corp.* (Media)	2,432	36,042
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,256	270,809
Energy East Corp. (Electric)	10,944	266,268
Ensco International, Inc. (Oil & Gas)	10,944	505,832
Entercom Communications Corp. (Media)	2,432	61,651
Equitable Resources, Inc. (Pipelines)	8,512	306,517
Everest Re Group, Ltd. (Insurance)	4,864	460,183
Expeditors International of Washington, Inc. (Transportation)	15,808	718,790
F5 Networks, Inc.* (Internet)	2,432	112,699
Fair Isaac Corp. (Software)	4,864	164,306
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,120	149,203
Fastenal Co. (Distribution/Wholesale)	9,120	324,399
Federal Signal Corp. (Miscellaneous Manufacturing)	3,040	45,387
Ferro Corp. (Chemicals)	3,040	49,096
Fidelity National Financial, Inc. (Insurance)	12,768	489,653
Fidelity National Information Services, Inc. (Software)	6,688	239,029
First American Financial Corp. (Insurance)	6,688	247,523
First Niagara Financial Group, Inc. (Savings & Loans)	8,512	124,531
FirstMerit Corp. (Banks)	5,472	119,946
Florida Rock Industries, Inc. (Building Materials)	3,040	115,702
Flowserve Corp.* (Machinery—Diversified)	3,648	188,966
FMC Corp. (Chemicals)	2,432	150,030
FMC Technologies, Inc.* (Oil & Gas Services)	4,864	306,529
Foot Locker, Inc. (Retail)	11,552	313,868
Forest Oil Corp.* (Oil & Gas)	3,648	122,244
Furniture Brands International, Inc. (Home Furnishings)	3,648	73,179
GameStop Corp.* (Retail)	4,256	177,092
Gartner Group, Inc.* (Commercial Services)	4,256	60,605
GATX Corp. (Trucking & Leasing)	3,648	142,965
Gen-Probe, Inc.* (Healthcare—Products)	3,648	189,514
Gentex Corp. (Electronics)	11,552	154,104
Glatfelter (Forest Products & Paper)	3,040	47,424
Graco, Inc. (Machinery—Diversified)	4,864	191,108
Granite Construction, Inc. (Engineering & Construction)	2,432	105,768
Grant Prideco, Inc.* (Oil & Gas Services)	9,120	415,051
Great Plains Energy, Inc. (Electric)	5,472	160,494
Greater Bay Bancorp (Banks)	3,648	104,479
GTECH Holdings Corp. (Entertainment)	9,120	307,253
Hanover Compressor Co.* (Oil & Gas Services)	6,688	127,072
Hanover Insurance Group, Inc. (Insurance)	3,648	168,829
Harris Corp. (Telecommunications)	10,336	470,806
Harsco Corp. (Miscellaneous Manufacturing)	3,040	245,054
Harte-Hanks, Inc. (Advertising)	4,256	103,804
Hawaiian Electric Industries, Inc. (Electric)	5,472	156,828

Common Stocks, continued
	Shares	Value
HCC Insurance Holdings, Inc. (Insurance)	7,904	$240,993
Health Net, Inc.* (Healthcare—Services)	8,512	357,248
Helmerich & Payne, Inc. (Oil & Gas)	7,296	201,953
Henry Schein, Inc.* (Healthcare—Products)	6,080	288,253
Herman Miller, Inc. (Office Furnishings)	4,864	138,186
Highwoods Properties, Inc. (REIT)	3,648	135,852
Hillenbrand Industries, Inc. (Healthcare—Products)	4,256	211,353
HNI Corp. (Office Furnishings)	3,648	148,146
Horace Mann Educators Corp. (Insurance)	3,040	51,589
Hormel Foods Corp. (Food)	5,472	206,459
Hospitality Properties Trust (REIT)	4,864	211,924
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	2,432	66,612
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,256	200,032
IDACORP, Inc. (Electric)	3,040	113,331
Imation Corp. (Computers)	2,432	99,031
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,256	179,816
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	8,512	150,067
Integrated Device Technology, Inc.* (Semiconductors)	15,200	235,144
International Rectifier Corp.* (Semiconductors)	5,472	195,077
International Speedway Corp. (Entertainment)	2,432	110,048
Intersil Corp.—Class A (Semiconductors)	10,944	257,293
Intuitive Surgical, Inc.* (Healthcare—Products)	2,432	231,526
Investors Financial Services Corp. (Banks)	4,864	218,004
Invitrogen Corp.* (Biotechnology)	3,648	225,410
ITT Educational Services, Inc.* (Commercial Services)	2,432	163,965
J.B. Hunt Transport Services, Inc. (Transportation)	9,120	187,598
Jack Henry & Associates, Inc. (Computers)	5,472	103,257
Jacobs Engineering Group, Inc.* (Engineering & Construction)	4,256	353,205
Jefferies Group, Inc. (Diversified Financial Services)	7,296	189,550
JetBlue Airways Corp.* (Airlines)	10,944	116,991
JM Smucker Co. (Food)	4,256	189,945
Joy Global, Inc. (Machinery—Construction & Mining)	8,512	319,370
Kelly Services, Inc.—Class A (Commercial Services)	1,216	32,917
KEMET Corp.* (Electronics)	6,080	50,890
Kennametal, Inc. (Hand/Machine Tools)	2,432	129,504
Korn/Ferry International* (Commercial Services)	3,040	56,453
Lam Research Corp.* (Semiconductors)	10,944	455,161
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,824	69,896
Lattice Semiconductor Corp.* (Semiconductors)	7,904	46,634
Laureate Education, Inc.* (Commercial Services)	3,648	166,531
Lear Corp. (Auto Parts & Equipment)	4,864	109,780
Lee Enterprises, Inc. (Media)	3,040	75,483
Leucadia National Corp. (Holding Companies—Diversified)	12,160	334,765
Liberty Property Trust (REIT)	6,080	284,848
LifePoint Hospitals, Inc.* (Healthcare—Services)	4,256	143,385
Lincare Holdings, Inc.* (Healthcare—Services)	7,296	253,974
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,040	174,435

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Longview Fibre Co. (Forest Products & Paper)	3,648	$76,754
Lubrizol Corp. (Chemicals)	4,864	208,033
Lyondell Chemical Co. (Chemicals)	15,200	338,504
M.D.C. Holdings, Inc. (Home Builders)	1,824	79,581
Mack-Cali Realty Corp. (REIT)	4,256	205,607
Macrovision Corp.* (Entertainment)	3,648	71,574
Manpower, Inc. (Commercial Services)	6,080	361,639
Martek Biosciences Corp.* (Biotechnology)	2,432	67,926
Martin Marietta Materials (Building Materials)	3,040	244,781
McAfee, Inc.* (Internet)	12,160	262,048
McDATA Corp.—Class A* (Computers)	11,552	36,966
MDU Resources Group, Inc. (Electric)	12,768	314,731
Media General, Inc.—Class A (Media)	1,824	66,448
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	3,648	100,539
MEMC Electronic Materials, Inc.* (Semiconductors)	12,768	388,403
Mentor Graphics Corp.* (Computers)	5,472	75,404
Mercantile Bankshares Corp. (Banks)	9,120	324,307
Mercury General Corp. (Insurance)	2,432	134,198
Michaels Stores, Inc. (Retail)	9,120	386,869
Micrel, Inc.* (Semiconductors)	4,256	45,454
Microchip Technology, Inc. (Semiconductors)	16,416	529,579
Millennium Pharmaceuticals, Inc.* (Biotechnology)	23,104	226,881
Mine Safety Appliances Co. (Environmental Control)	1,824	72,486
Minerals Technologies, Inc. (Chemicals)	1,216	61,554
Modine Manufacturing Co. (Auto Parts & Equipment)	2,432	57,322
Mohawk Industries, Inc.* (Textiles)	3,648	251,785
Moneygram International, Inc. (Software)	6,080	186,352
MPS Group, Inc.* (Commercial Services)	7,296	94,775
MSC Industrial Direct Co.—Class A (Retail)	3,648	150,407
National Fuel Gas Co. (Pipelines)	6,080	225,811
National Instruments Corp. (Computers)	3,648	101,232
Navigant Consulting Co.* (Commercial Services)	3,648	69,604
New Plan Excel Realty Trust, Inc. (REIT)	7,296	189,112
New York Community Bancorp (Savings & Loans)	17,632	287,930
Newfield Exploration Co.* (Oil & Gas)	9,120	422,986
Newport Corp.* (Telecommunications)	2,432	44,335
Noble Energy, Inc. (Oil & Gas)	12,768	646,188
Nordson Corp. (Machinery—Diversified)	2,432	110,656
Northeast Utilities System (Electric)	10,944	245,146
NSTAR (Electric)	7,904	246,368
O’Reilly Automotive, Inc.* (Retail)	7,904	224,078
OGE Energy Corp. (Electric)	6,688	253,141
Ohio Casualty Corp. (Insurance)	4,256	110,316
Old Republic International Corp. (Insurance)	17,024	362,100
Olin Corp. (Chemicals)	4,864	77,970
Omnicare, Inc. (Pharmaceuticals)	8,512	385,253
ONEOK, Inc. (Gas)	8,512	316,733
Oshkosh Truck Corp. (Auto Manufacturers)	5,472	234,639
OSI Restaurant Partners, Inc. (Retail)	4,864	140,521
Pacific Sunwear of California, Inc.* (Retail)	5,472	91,273
Packaging Corp. of America (Packaging & Containers)	4,256	97,590
Palm, Inc.* (Computers)	6,080	90,653
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,432	37,064
Patterson-UTI Energy, Inc. (Oil & Gas)	12,768	361,590
Payless ShoeSource, Inc.* (Retail)	4,864	125,880
PDL BioPharma, Inc.* (Biotechnology)	7,904	142,351

Common Stocks, continued
	Shares	Value
Peabody Energy Corp. (Coal)	19,456	$970,855
Pentair, Inc. (Miscellaneous Manufacturing)	7,296	209,541
Pepco Holdings, Inc. (Electric)	13,984	342,607
PepsiAmericas, Inc. (Beverages)	4,256	96,186
Perrigo Co. (Pharmaceuticals)	6,080	96,307
Petsmart, Inc. (Retail)	10,336	243,516
Pharmaceutical Product Development, Inc. (Commercial Services)	7,296	280,750
Pier 1 Imports, Inc. (Retail)	6,080	41,344
Pioneer Natural Resources Co. (Oil & Gas)	9,120	413,592
Plains Exploration & Production Co.* (Oil & Gas)	5,472	240,549
Plantronics, Inc. (Telecommunications)	3,040	47,302
Plexus Corp.* (Electronics)	3,040	75,757
PMI Group, Inc. (Insurance)	6,688	283,972
PNM Resources, Inc. (Electric)	4,864	130,404
Pogo Producing Co. (Oil & Gas)	4,256	188,413
Polo Ralph Lauren Corp. (Apparel)	4,256	242,762
Polycom, Inc.* (Telecommunications)	6,080	134,976
Potlatch Corp. (Forest Products & Paper)	1,824	63,129
Powerwave Technologies, Inc.* (Telecommunications)	8,512	67,585
Precision Castparts Corp. (Metal Fabricate/Hardware)	9,728	580,275
Pride International, Inc.* (Oil & Gas)	11,552	345,058
Protective Life Corp. (Insurance)	4,864	225,252
Puget Energy, Inc. (Electric)	8,512	189,052
Quanta Services, Inc.* (Commercial Services)	7,904	126,148
Questar Corp. (Pipelines)	6,080	538,688
Quicksilver Resources, Inc.* (Oil & Gas)	4,864	171,991
Radian Group, Inc. (Insurance)	6,080	374,102
Raymond James Financial Corp. (Diversified Financial Services)	6,080	176,685
Rayonier, Inc. (Forest Products & Paper)	5,472	217,840
Reader’s Digest Association, Inc. (Media)	7,296	99,663
Regency Centers Corp. (REIT)	4,864	311,880
Regis Corp. (Retail)	3,040	102,387
Reliance Steel & Aluminum Co. (Iron/Steel)	4,864	174,374
Rent-A-Center, Inc.* (Commercial Services)	4,864	130,988
Republic Services, Inc. (Environmental Control)	8,512	341,842
Reynolds & Reynolds Co. (Computers)	3,648	129,103
RF Micro Devices, Inc.* (Telecommunications)	13,984	86,141
Rollins, Inc. (Commercial Services)	1,824	38,541
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,080	274,816
Ross Stores, Inc. (Retail)	10,944	272,396
RPM, Inc. (Chemicals)	8,512	159,515
RSA Security, Inc.* (Internet)	4,864	134,149
Ruby Tuesday, Inc. (Retail)	4,256	93,462
Ruddick Corp. (Food)	2,432	59,535
Saks, Inc. (Retail)	9,728	157,010
SCANA Corp. (Electric)	8,512	340,395
Scholastic Corp.* (Media)	2,432	69,920
Scientific Games Corp.—Class A* (Entertainment)	4,864	165,230
SEI Investments Co. (Software)	4,256	207,948
Semtech Corp.* (Semiconductors)	5,472	70,589
Sensient Technologies Corp. (Chemicals)	3,040	60,618
Sepracor, Inc.* (Pharmaceuticals)	7,904	390,457
Sequa Corp.—Class A* (Aerospace/Defense)	608	49,284
Sierra Pacific Resources* (Electric)	14,592	210,854
Silicon Laboratories, Inc.* (Semiconductors)	3,040	112,237

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Smith International, Inc. (Oil & Gas Services)	14,592	$650,366
Smithfield Foods, Inc.* (Food)	7,296	207,571
Sonoco Products Co. (Packaging & Containers)	7,296	237,339
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	3,040	83,995
Southwestern Energy Co.* (Oil & Gas)	12,160	418,304
SPX Corp. (Miscellaneous Manufacturing)	4,864	265,818
SRA International, Inc.—Class A* (Computers)	2,432	58,830
StanCorp Financial Group, Inc. (Insurance)	3,648	157,192
Steel Dynamics, Inc. (Iron/Steel)	2,432	141,105
Stericycle, Inc.* (Environmental Control)	3,040	204,227
STERIS Corp. (Healthcare—Products)	4,864	112,699
SVB Financial Group* (Banks)	2,432	109,002
Swift Transportation Co., Inc.* (Transportation)	3,648	97,584
Sybase, Inc.* (Software)	6,688	140,782
Synopsys, Inc.* (Computers)	10,944	195,898
TCF Financial Corp. (Banks)	7,904	212,697
Tech Data Corp.* (Distribution/Wholesale)	4,256	158,238
Techne Corp.* (Healthcare—Products)	2,432	120,846
Tecumseh Products Co.* (Machinery—Diversified)	1,216	21,584
Teleflex, Inc. (Miscellaneous Manufacturing)	2,432	138,843
Telephone & Data Systems, Inc. (Telecommunications)	7,296	298,115
Texas Regional Bancshares, Inc.—Class A (Banks)	3,040	115,246
The Brink’s Co. (Miscellaneous Manufacturing)	4,256	234,463
The Colonial BancGroup, Inc. (Banks)	11,552	293,421
The Corporate Executive Board Co. (Commercial Services)	3,040	285,760
The Macerich Co. (REIT)	4,864	353,856
The Ryland Group, Inc. (Home Builders)	3,040	124,184
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,040	119,259
The Timberland Co.—Class A* (Apparel)	3,648	93,936
Thomas & Betts Corp.* (Electronics)	3,648	172,660
Thor Industries, Inc. (Home Builders)	2,432	104,187
Tidewater, Inc. (Oil & Gas Services)	4,256	203,054
Timken Co. (Metal Fabricate/Hardware)	6,080	195,776
Toll Brothers, Inc.* (Home Builders)	7,904	202,106
Tootsie Roll Industries, Inc. (Food)	1,824	49,522
Transaction Systems Architect, Inc.* (Software)	2,432	90,033
Triad Hospitals, Inc.* (Healthcare—Services)	6,080	236,938
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,256	142,236
TriQuint Semiconductor, Inc.* (Semiconductors)	10,336	48,786
Tupperware Corp. (Household Products/Wares)	3,648	62,964
United Dominion Realty Trust, Inc. (REIT)	9,728	270,925
United Rentals, Inc.* (Commercial Services)	4,864	135,803
Unitrin, Inc. (Insurance)	3,040	121,600
Universal Corp. (Agriculture)	1,824	64,424
Universal Health Services, Inc.—Class B (Healthcare—Services)	3,648	204,288
Urban Outfitters, Inc.* (Retail)	8,512	124,190
UTStarcom, Inc.* (Telecommunications)	7,904	65,682
Valassis Communications, Inc.* (Commercial Services)	3,040	62,411
Valeant Pharmaceuticals International (Pharmaceuticals)	6,688	115,569
Valspar Corp. (Chemicals)	7,296	179,700
Varian Medical Systems, Inc.* (Healthcare—Products)	9,728	440,874

Common Stocks, continued
	Shares	Value
Varian, Inc.* (Electronics)	1,824	$82,044
VCA Antech, Inc.* (Pharmaceuticals)	6,080	212,618
Vectren Corp. (Gas)	5,472	152,176
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,296	244,562
Vishay Intertechnology, Inc.* (Electronics)	13,984	196,196
W.R. Berkley Corp. (Insurance)	12,768	459,648
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,080	132,362
Washington Federal, Inc. (Savings & Loans)	6,080	136,010
Washington Post Co.—Class B (Media)	608	468,769
Webster Financial Corp. (Banks)	3,648	172,040
Weingarten Realty Investors (REIT)	5,472	218,661
Werner Enterprises, Inc. (Transportation)	3,648	65,664
Westamerica Bancorp (Banks)	1,824	87,753
Westar Energy, Inc. (Electric)	6,080	140,448
Western Digital Corp.* (Computers)	17,024	298,601
Western Gas Resources, Inc. (Pipelines)	4,256	258,084
Westwood One, Inc. (Media)	4,256	28,345
WGL Holdings, Inc. (Gas)	3,648	109,549
Williams Sonoma, Inc. (Retail)	8,512	270,682
Wilmington Trust Corp. (Banks)	4,864	211,827
Wind River Systems, Inc.* (Software)	4,864	40,225
Wisconsin Energy Corp. (Electric)	8,512	359,205
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,864	99,323
WPS Resources Corp. (Electric)	2,432	125,418
YRC Worldwide Inc.* (Transportation)	4,256	169,304
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	4,864	152,486

TOTAL COMMON STOCKS (Cost $57,895,515)		75,683,925

Repurchase Agreements (20.0%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $17,417,516 (Collateralized by $17,928,000 of various U.S. Government Agency Obligations, 4.00%-5.412%, 8/16/06-7/25/08, market value $17,764,872)	$17,415,000	17,415,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,415,000)		17,415,000

TOTAL INVESTMENT SECURITIES (Cost $75,310,515)—106.9%		93,098,925
Net other assets (liabilities) —(6.9%)		(5,988,305)

NET ASSETS—100.0%		$87,110,620

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $44,008,100)	118	$(711,482)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $19,244,220)	258	267,990
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/29/06 (Underlying notional amount at value $68,123,229)	91,747	1,483,988
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/29/06 (Underlying notional amount at value $5,804,916)	7,818	100,483

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.6%
Banks	3.4%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	0.4%
Chemicals	2.4%
Coal	1.5%
Commercial Services	3.9%
Computers	3.3%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.6%

Electric	5.1%
Electrical Components & Equipment	0.8%
Electronics	1.8%
Engineering & Construction	0.6%
Entertainment	0.8%
Environmental Control	0.7%
Food	0.8%
Forest Products & Paper	0.6%
Gas	0.9%
Hand/Machine Tools	0.3%
Healthcare—Products	3.2%
Healthcare—Services	2.1%
Holding Companies—Diversified	0.4%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	5.3%
Internet	1.0%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.9%
Media	1.2%
Metal Fabricate/Hardware	1.2%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.3%
Oil & Gas	5.0%
Oil & Gas Services	2.4%
Packaging & Containers	0.4%
Pharmaceuticals	1.9%
Pipelines	1.5%
Real Estate Investment Trust	3.4%
Retail	6.9%
Savings & Loans	0.8%
Semiconductors	3.4%
Software	2.1%
Telecommunications	1.9%
Textiles	0.3%
Transportation	2.4%
Trucking & Leasing	0.2%
Water	0.2%
Other***	13.1%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Common Stocks (71.3%)
	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	8,752	$382,725
Acxiom Corp. (Software)	0.2%	11,487	281,202
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	0.4%	14,222	694,034
Anixter International, Inc. (Telecommunications)	0.2%	5,470	301,561
ANSYS, Inc.* (Software)	0.2%	6,017	276,120
Atmel Corp.* (Semiconductors)	0.2%	62,905	301,316
Cabot Oil & Gas Corp. (Oil & Gas)	0.2%	6,017	317,397
Carpenter Technology Corp. (Iron/Steel)	0.2%	3,282	322,949
Cimarex Energy Co. (Oil & Gas)	0.2%	9,299	379,678
Commercial Metals Co. (Metal Fabricate/Hardware)	0.2%	15,316	347,520
Commscope, Inc.* (Telecommunications)	0.2%	9,299	290,408
Corn Products International, Inc. (Food)	0.2%	8,205	272,898
Corrections Corp. of America* (Commercial Services)	0.2%	5,470	298,661
Eagle Materials, Inc.—Class A (Building Materials)	0.2%	8,205	295,053
EMCOR Group, Inc.* (Engineering & Construction)	0.2%	6,564	338,178
Flowserve Corp.* (Machinery—Diversified)	0.2%	6,564	340,015
Frontier Financial Corp. (Banks)	0.2%	7,111	274,699
Frontier Oil Corp. (Oil & Gas)	0.3%	13,128	462,763
Gardner Denver, Inc.* (Machinery—Diversified)	0.2%	8,752	303,257
Group 1 Automotive, Inc. (Retail)	0.2%	6,564	402,505
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	0.3%	13,157	512,992
Holly Corp. (Oil & Gas)	0.2%	6,564	332,138
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	4,376	416,596
Investment Technology Group, Inc.* (Diversified Financial Services)	0.2%	6,564	330,563
Jones Lang LaSalle, Inc. (Real Estate)	0.2%	3,829	312,829
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	0.2%	18,598	307,611
Level 3 Communications, Inc.* (Telecommunications)	0.2%	82,050	320,816
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	0.2%	4,923	282,482
Manitowoc Co. (Machinery—Diversified)	0.2%	9,846	386,554
Maverick Tube Corp.* (Oil & Gas Services)	0.2%	5,470	348,931
Moneygram International, Inc. (Software)	0.2%	10,393	318,546

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
National Presto Industries, Inc. (Housewares)	0.2%	6,017	$325,159
Oceaneering International, Inc.* (Oil & Gas Services)	0.3%	12,034	526,127
Plexus Corp.* (Electronics)	0.2%	10,940	272,625
Polycom, Inc.* (Telecommunications)	0.2%	13,675	303,585
Reliance Steel & Aluminum Co. (Iron/Steel)	0.2%	9,846	352,979
RSA Security, Inc.* (Internet)	0.2%	10,940	301,724
Seagate Technology (Computers)	0.2%	12,006	278,538
St. Mary Land & Exploration Co. (Oil & Gas)	0.2%	6,564	282,252
Steel Dynamics, Inc. (Iron/Steel)	0.2%	5,470	317,369
Sterling Financial Corp.—Spokane (Savings & Loans)	0.2%	9,846	314,776
Superior Energy Services, Inc.* (Oil & Gas Services)	0.3%	12,581	430,899
Technitrol, Inc. (Electronics)	0.2%	12,581	311,758
TETRA Technologies, Inc.* (Oil & Gas Services)	0.3%	16,410	469,491
Trinity Industries, Inc. (Miscellaneous Manufacturing)	0.2%	8,205	274,211
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	0.2%	8,752	277,438
Veritas DGC, Inc.* (Oil & Gas Services)	0.2%	4,923	281,940
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.2%	12,034	403,381
W-H Energy Services, Inc.* (Oil & Gas Services)	0.2%	6,017	331,055
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	0.2%	8,752	288,466
Other Common Stocks	60.6%	5,291,074	105,215,253

TOTAL COMMON STOCKS (Cost $113,789,727)			122,312,023

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (23.8%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $40,778,889 (Collateralized by $42,746,000 of various Federal Home Loan Mortgage Corp. Securities, 2.75%-5.412%, 10/31/06-3/15/08 market value $41,589,272)	$40,773,000	$40,773,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,773,000)		40,773,000

Rights/Warrants(NM)
	Shares
Other Securities	275	19

TOTAL RIGHTS/WARRANTS (Cost $0)		19

TOTAL INVESTMENT SECURITIES (Cost $154,562,727)—95.1%		163,085,042
Net other assets (liabilities)—4.9%		8,370,893

NET ASSETS—100.0%		$171,455,935

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $124,676,000)	355	$(1,634,597)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $61,460,000)	875	1,208,400
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $19,810,918)	28,279	412,054
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $137,790,095)	196,686	2,698,608

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	NM
Auto Parts & Equipment	0.5%

Banks	6.2%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.8%
Chemicals	0.9%
Commercial Services	3.8%
Computers	1.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.0%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.7%
Healthcare—Products	2.1%
Healthcare—Services	1.0%
Holding Companies—Diversified	0.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.2%
Internet	2.0%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.6%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.2%
Oil & Gas	2.8%
Oil & Gas Services	2.4%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Real Estate	0.3%
Real Estate Investment Trust	4.0%
Retail	4.4%
Savings & Loans	2.0%
Semiconductors	2.9%
Software	2.1%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.2%
Other***	28.7%

***	Includes non-equity securities and other net assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (81.8%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	14,740	$1,037,696
Alcoa, Inc. (Mining)	14,740	441,463
Altria Group, Inc. (Agriculture)	14,740	1,178,758
American Express Co. (Diversified Financial Services)	14,740	767,365
American International Group, Inc. (Insurance)	14,740	894,276
AT&T, Inc. (Telecommunications)	14,740	442,053
Boeing Co. (Aerospace/Defense)	14,740	1,141,170
Caterpillar, Inc. (Machinery—Construction & Mining)	14,740	1,044,624
Citigroup, Inc. (Diversified Financial Services)	14,740	712,089
Coca-Cola Co. (Beverages)	14,740	655,930
Du Pont (Chemicals)	14,740	584,588
Exxon Mobil Corp. (Oil & Gas)	14,740	998,488
General Electric Co. (Miscellaneous Manufacturing)	14,740	481,851
General Motors Corp. (Auto Manufacturers)	14,740	475,070
Hewlett-Packard Co. (Computers)	14,740	470,353
Home Depot, Inc. (Retail)	14,740	511,625
Honeywell International, Inc. (Miscellaneous Manufacturing)	14,740	570,438
Intel Corp. (Semiconductors)	14,740	265,320
International Business Machines Corp. (Computers)	14,740	1,141,024
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,740	672,439
Johnson & Johnson (Healthcare—Products)	14,740	921,987
McDonald’s Corp. (Retail)	14,740	521,649
Merck & Co., Inc. (Pharmaceuticals)	14,740	593,579
Microsoft Corp. (Software)	14,740	354,202
Pfizer, Inc. (Pharmaceuticals)	14,740	383,093
Procter & Gamble Co. (Cosmetics/Personal Care)	14,740	828,388
United Technologies Corp. (Aerospace/Defense)	14,740	916,681
Verizon Communications, Inc. (Telecommunications)	14,740	498,506
Wal-Mart Stores, Inc. (Retail)	14,740	655,930
Walt Disney Co. (Media)	14,740	437,631

TOTAL COMMON STOCKS (Cost $16,285,952)		20,598,266

Repurchase Agreements (14.6%)
	Principal Amount
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $3,691,533 (Collateralized by $3,800,000 of various U.S. Government Agency Obligations, 5.28%-5.412%, 10/31/06-2/27/09, market value $3,765,925)	$3,691,000	3,691,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,691,000)		3,691,000

Options Purchased(NM)
	Contracts	Value
Dow Jones Futures Put Option 7000 expiring August 2006	400	$2,252

TOTAL OPTIONS PURCHASED (Cost $9,600)		2,252

TOTAL INVESTMENT SECURITIES (Cost $19,986,552)—96.4%		24,291,518
Net other assets (liabilities)—3.6%		906,074

NET ASSETS—100.0%		$25,197,592

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2006 (Underlying face amount at value $23,933,350)	427	$597,551
Swap Agreements
	Units
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 8/29/06 (Underlying notional amount at value $5,851,180)	523	41,024

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Aerospace/Defense	8.2%
Agriculture	4.7%
Auto Manufacturers	1.9%
Beverages	2.6%
Chemicals	2.3%
Computers	6.4%
Cosmetics/Personal Care	3.3%
Diversified Financial Services	8.5%
Healthcare—Products	3.7%
Insurance	3.5%
Machinery—Construction & Mining	4.1%
Media	1.7%
Mining	1.8%
Miscellaneous Manufacturing	8.3%
Oil & Gas	4.0%
Pharmaceuticals	3.9%
Retail	6.7%
Semiconductors	1.1%
Software	1.4%
Telecommunications	3.7%
Other**	18.2%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (90.6%)
	Shares	Value
Activision, Inc.* (Software)	48,320	$577,424
Adobe Systems, Inc.* (Software)	114,005	3,250,283
Akamai Technologies, Inc.* (Internet)	28,690	1,136,985
Altera Corp.* (Semiconductors)	98,150	1,698,977
Amazon.com, Inc.* (Internet)	54,360	1,461,740
American Power Conversion Corp. (Electrical Components & Equipment)	37,750	637,220
Amgen, Inc.* (Biotechnology)	107,210	7,476,824
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	23,405	1,142,164
Apollo Group, Inc.—Class A* (Commercial Services)	33,975	1,607,697
Apple Computer, Inc.* (Computers)	231,030	15,700,799
Applied Materials, Inc. (Semiconductors)	157,795	2,483,693
ATI Technologies, Inc.* (Semiconductors)	48,320	972,682
Autodesk, Inc.* (Software)	46,810	1,596,689
BEA Systems, Inc.* (Software)	70,215	824,324
Bed Bath & Beyond, Inc.* (Retail)	73,990	2,477,185
Biogen Idec, Inc.* (Biotechnology)	72,480	3,052,858
Biomet, Inc. (Healthcare—Products)	64,930	2,138,794
Broadcom Corp.—Class A* (Semiconductors)	83,050	1,992,370
C.H. Robinson Worldwide, Inc. (Transportation)	32,465	1,486,248
Cadence Design Systems, Inc.* (Computers)	57,380	928,982
CDW Corp. (Distribution/Wholesale)	15,855	936,713
Celgene Corp.* (Biotechnology)	67,195	3,217,969
Check Point Software Technologies, Ltd.* (Internet)	46,810	786,408
CheckFree Corp.* (Internet)	16,610	739,145
Cintas Corp. (Textiles)	39,260	1,385,878
Cisco Systems, Inc.* (Telecommunications)	425,065	7,587,410
Citrix Systems, Inc.* (Software)	42,280	1,343,236
Cognizant Technology Solutions Corp.* (Computers)	26,425	1,730,573
Comcast Corp.—Special Class A* (Media)	186,485	6,411,354
Comverse Technology, Inc.* (Telecommunications)	40,770	790,123
Costco Wholesale Corp. (Retail)	48,320	2,549,363
Dell, Inc.* (Computers)	163,835	3,551,943
DENTSPLY International, Inc. (Healthcare—Products)	30,200	945,260
Discovery Holding Co.—Class A* (Media)	46,055	613,453
eBay, Inc.* (Internet)	204,605	4,924,842
EchoStar Communications Corp.—Class A* (Media)	41,525	1,455,451
Electronic Arts, Inc.* (Software)	59,645	2,809,876
Expedia, Inc.* (Internet)	67,950	910,530
Expeditors International of Washington, Inc. (Transportation)	40,770	1,853,812
Express Scripts, Inc.* (Pharmaceuticals)	25,670	1,977,360
Fastenal Co. (Distribution/Wholesale)	27,935	993,648
Fiserv, Inc.* (Software)	43,035	1,878,908
Flextronics International, Ltd.* (Electronics)	122,310	1,386,995
Garmin, Ltd. (Electronics)	19,630	1,864,654
Genzyme Corp.* (Biotechnology)	63,420	4,330,318
Gilead Sciences, Inc.* (Pharmaceuticals)	87,580	5,384,418
Google, Inc.—Class A* (Internet)	25,670	9,924,022
IAC/InterActiveCorp* (Internet)	64,930	1,539,490
Intel Corp. (Semiconductors)	397,130	7,148,339
Intuit, Inc.* (Software)	86,070	2,656,981
Intuitive Surgical, Inc.* (Healthcare—Products)	6,795	646,884

Common Stocks, continued
	Shares	Value
JDS Uniphase Corp.* (Telecommunications)	377,500	$804,075
Joy Global, Inc. (Machinery—Construction & Mining)	23,405	878,156
Juniper Networks, Inc.* (Telecommunications)	72,480	974,856
KLA-Tencor Corp. (Semiconductors)	46,810	1,974,914
Lam Research Corp.* (Semiconductors)	27,935	1,161,817
Lamar Advertising Co.* (Advertising)	16,610	814,554
Liberty Global, Inc.—Class A* (Media)	46,055	1,006,302
Lincare Holdings, Inc.* (Healthcare—Services)	18,120	630,757
Linear Technology Corp. (Semiconductors)	79,275	2,564,546
Marvell Technology Group, Ltd.* (Semiconductors)	108,720	2,016,756
Maxim Integrated Products, Inc. (Semiconductors)	87,580	2,573,100
MedImmune, Inc.* (Biotechnology)	52,095	1,322,171
Microchip Technology, Inc. (Semiconductors)	34,730	1,120,390
Microsoft Corp. (Software)	684,030	16,437,241
Millicom International Cellular SA* (Telecommunications)	18,875	660,436
Monster Worldwide, Inc.* (Internet)	25,670	1,026,800
Network Appliance, Inc.* (Computers)	76,255	2,264,011
NII Holdings, Inc.—Class B* (Telecommunications)	28,690	1,514,258
NTL, Inc. (Telecommunications)	61,155	1,397,392
NVIDIA Corp.* (Semiconductors)	67,195	1,487,025
Oracle Corp.* (Software)	433,370	6,487,549
PACCAR, Inc. (Auto Manufacturers)	36,240	2,926,380
Patterson Cos., Inc.* (Healthcare—Products)	25,670	853,784
Patterson-UTI Energy, Inc. (Oil & Gas)	33,975	962,172
Paychex, Inc. (Commercial Services)	70,215	2,399,949
Petsmart, Inc. (Retail)	27,180	640,361
Qualcomm, Inc. (Telecommunications)	394,110	13,896,319
Red Hat, Inc.* (Software)	35,485	840,285
Research In Motion, Ltd.* (Computers)	36,240	2,378,431
Ross Stores, Inc. (Retail)	27,180	676,510
SanDisk Corp.* (Computers)	34,730	1,620,502
Sears Holdings Corp.* (Retail)	31,710	4,352,198
Sepracor, Inc.* (Pharmaceuticals)	20,385	1,007,019
Sigma-Aldrich Corp. (Chemicals)	12,835	892,033
Sirius Satellite Radio, Inc.* (Media)	295,960	1,243,032
Staples, Inc. (Retail)	95,130	2,056,711
Starbucks Corp.* (Retail)	207,625	7,113,232
Sun Microsystems, Inc.* (Computers)	296,715	1,290,710
Symantec Corp.* (Internet)	212,910	3,698,247
Telefonaktiebolaget LM EricssonADR (Telecommunications)	21,140	665,487
Tellabs, Inc.* (Telecommunications)	49,830	468,402
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	122,310	4,046,015
Urban Outfitters, Inc.* (Retail)	33,975	495,695
VeriSign, Inc.* (Internet)	45,300	812,229
Whole Foods Market, Inc. (Food)	26,425	1,519,702
Wynn Resorts, Ltd.* (Lodging)	21,140	1,353,171
Xilinx, Inc. (Semiconductors)	89,090	1,807,636
XM Satellite Radio Holdings, Inc.—Class A* (Media)	52,095	604,302
Yahoo!, Inc.* (Internet)	132,125	3,585,873

TOTAL COMMON STOCKS (Cost $150,816,281)		250,242,787

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (6.2%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $16,982,453 (Collateralized by $17,782,000 of various Federal Home Mortgage Corp. Securities, 2.75%-5.412%, 10/31/06-3/15/08, market value $17,321,238)	$16,980,000	$16,980,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,980,000)		16,980,000

TOTAL INVESTMENT SECURITIES (Cost $167,796,281)—96.8%		267,222,787
Net other assets (liabilities)—3.2%		8,693,705

NET ASSETS—100.0%		$275,916,492

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $39,771,600)	262	$444,681
E-Mini NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $333,960)	11	(18,423)
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/29/06 (Underlying notional amount at value $130,861,962)	86,696	2,610,728
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/29/06 (Underlying notional amount at value $132,060,507)	87,490	2,634,639

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.0%
Chemicals	0.3%
Commercial Services	1.5%
Computers	10.7%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.2%
Electronics	1.2%
Food	0.6%
Healthcare—Products	1.7%
Healthcare—Services	0.2%
Internet	11.1%
Lodging	0.5%
Machinery—Construction & Mining	0.3%
Media	4.1%
Oil & Gas	0.3%
Pharmaceuticals	4.9%
Retail	7.4%
Semiconductors	10.5%
Software	13.9%
Telecommunications	10.4%
Textiles	0.5%
Transportation	1.2%
Other***	9.4%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (87.2%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $7,976,152 (Collateralized by $8,297,000 of various U.S. Government Agency Obligations, 4.00%-5.412%, 10/31/06-7/25/08, market value $8,134,696)	$7,975,000	$7,975,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,975,000)		7,975,000

TOTAL INVESTMENT SECURITIES (Cost $7,975,000)—87.2%		7,975,000
Net other assets (liabilities)—12.8%		1,168,000

NET ASSETS—100.0%		$9,143,000

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 8/29/06 (Underlying notional amount at value $18,344,930)	9,946	$176,812

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (95.7%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $76,966,116 (Collateralized by $77,394,000 Federal National Mortgage Association, 5.00%, 9/14/07, market value $78,495,145)	$76,955,000	$76,955,000

TOTAL REPURCHASE AGREEMENTS (Cost $76,955,000)		76,955,000

TOTAL INVESTMENT SECURITIES (Cost $76,955,000)—95.7%		76,955,000
Net other assets (liabilities)—4.3%		3,491,003

NET ASSETS—100.0%		$80,446,003

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on The Bank of New York Emerging Markets 50 ADR Index expiring 8/29/06 (Underlying notional amount at value $160,816,341)	81,241	$2,363,062

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (85.0%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $172,754,950 (Collateralized by $177,364,000 of various U.S. Government Agency Obligations, 5.301%-5.418%, 8/23/06-10/31/06, market value $176,185,638)	$172,730,000	$172,730,000

TOTAL REPURCHASE AGREEMENTS (Cost $172,730,000)		172,730,000

Options Purchased (11.1%)
	Contracts
Nikkei 225 Futures Call Option 9000 expiring September 2006	700	22,505,000
Nikkei 225 Futures Put Option 9000 expiring September 2006	4,300	60,538

TOTAL OPTIONS PURCHASED (Cost $22,202,499)		22,565,538

TOTAL INVESTMENT SECURITIES (Cost $194,932,499)—96.1%		195,295,538
Net other assets (liabilities)—3.9%		7,922,202

NET ASSETS—100.0%		$203,217,740

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring September 2006 (Underlying face amount at value $288,772,450)	3,743	$31,002,060
Japanese Yen Denominated Nikkei 225 Futures Contract expiring September 2006 (Underlying face amount at value in U.S. Dollars $34,650,070)	515	(213,723)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 8/29/06 (Underlying notional amount at value $26,572,095)	1,724	493,007

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (89.6%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $58,216,408 (Collateralized by $59,515,000 of various U.S. Government Agency Obligations, 1.084%-5.412%, 8/2/06-7/25/08, market value $59,377,013)	$58,208,000	$58,208,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,208,000)		58,208,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1700 expiring September 2006	150	975

TOTAL OPTIONS PURCHASED (Cost $2,550)		975

TOTAL INVESTMENT SECURITIES (Cost $58,210,550)—89.6%		58,208,975
Net other assets (liabilities)—10.4%		6,763,384

NET ASSETS—100.0%		$64,972,359

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $6,085,938)	95	$(163,659)
S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $29,463,000)	92	(408,954)
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/29/06 (Underlying notional amount at value $26,565,729)	(20,809)	(266,239)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/29/06 (Underlying notional amount at value $2,980,088)	(2,334)	(29,866)

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (101.2%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $53,688,754 (Collateralized by $54,656,000 of various U.S. Government Agency Obligations, 2.75%-5.412%, 10/31/06-3/15/08, market value $54,755,808)	$53,681,000	$53,681,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,681,000)		53,681,000

Options Purchased(NM)
	Contracts
Russell Futures Call Option 1050 expiring August 2006	50	325

TOTAL OPTIONS PURCHASED (Cost $1,474)		325

TOTAL INVESTMENT SECURITIES (Cost $53,682,474)—101.2%		53,681,325
Net other assets (liabilities)—(1.2%)		(613,857)

NET ASSETS—100.0%		$53,067,468

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $4,214,400)	12	$55,146
E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $5,689,440)	81	(115,804)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $39,111,035)	(55,828)	(797,356)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $4,017,946)	(5,735)	(83,811)

See accompanying notes to the financial statements.

PROFUNDS Short OTC ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (99.1%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $112,567,257 (Collateralized by $116,481,000 of various U.S. Government Agency Obligations, 2.375%-5.275%, 8/16/06-6/22/10, market value $114,804,311)	$112,551,000	$112,551,000

TOTAL REPURCHASE AGREEMENTS (Cost $112,551,000)		112,551,000

Options Purchased(NM)
NASDAQ Futures Call Option 2600 expiring September 2006	300	1,140

TOTAL OPTIONS PURCHASED (Cost $2,850)		1,140

TOTAL INVESTMENT SECURITIES (Cost $112,553,850)—99.1%		112,552,140
Net other assets (liabilities)—0.9%		1,049,616

NET ASSETS—100.0%		$113,601,756

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2006 (Underlying notional amount at value $39,164,400)	258	$1,012,298
Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring September 2006 (Underlying notional amount at value $5,980,920)	197	(306,885)
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/29/06 (Underlying notional amount at value $48,041,821)	(31,828)	(960,276)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/29/06 (Underlying notional amount at value $32,423,448)	(21,481)	(648,091)

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (91.6%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $136,845,764 (Collateralized by $137,926,000 of various U.S. Government Agency Obligations, 5.00%-7.125%, 8/16/06-3/15/07, market value $139,564,198)	$136,826,000	$136,826,000

TOTAL REPURCHASE AGREEMENTS (Cost $136,826,000)		136,826,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1700 expiring August 2006	50	125
S&P 500 Futures Call Option 1700 expiring September 2006	850	5,525

TOTAL OPTIONS PURCHASED (Cost $15,300)		5,650

TOTAL INVESTMENT SECURITIES (Cost $136,841,300)—91.6%		136,831,650
Net other assets (liabilities)—8.4%		12,485,303

NET ASSETS—100.0%		$149,316,953

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $6,406,250)	100	$197,267
Futures Contracts Sold
S&P 500 Futures contract expiring September 2006 (Underlying face amount at value $209,763,750)	655	(2,082,915)
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/29/06 (Underlying notional amount at value $92,472,366)	(72,433)	(926,748)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/29/06 (Underlying notional amount at value $1,434,668)	(1,124)	(14,378)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (105.3%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $33,805,882 (Collateralized by $34,388,000 Federal National Mortgage Association, 4.00%-5.25%, 4/15/07-7/25/08, market value $34,478,031)	$33,801,000	$33,801,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,801,000)		33,801,000

Options Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option 1100 expiring August 2006	30	210
S&P MidCap 400 Futures Call Option 1100 expiring September 2006	85	1,573

TOTAL OPTIONS PURCHASED (Cost $5,518)		1,783

TOTAL INVESTMENT SECURITIES (Cost $33,806,518)—105.3%		33,802,783
Net other assets (liabilities)—(5.3%)		(1,714,531)

NET ASSETS—100.0%		$32,088,252

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $3,207,370)	43	$5,923
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $16,036,850)	43	258,882
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/29/06 (Underlying notional amount at value $14,057,125)	(18,932)	(296,499)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/29/06 (Underlying notional amount at value $37,206,419)	(50,109)	(645,867)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (100.8%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $295,306,649 (Collateralized by $301,948,000 of various U.S. Government Agency Obligations, 2.375%-5.273%, 8/4/06-2/11/10, market value $301,170,498)	$295,264,000	$295,264,000

TOTAL REPURCHASE AGREEMENTS (Cost $295,264,000)		295,264,000

Options Purchased(NM)
	Contracts
Russell Futures Call Option 1050 expiring August 2006	200	1,300
Russell Futures Call Option 1050 expiring September 2006	600	12,000

TOTAL OPTIONS PURCHASED (Cost $23,600)		13,300

TOTAL INVESTMENT SECURITIES (Cost $295,287,600)—100.8%		295,277,300
Net other assets (liabilities)—(0.8%)		(2,391,548)

NET ASSETS—100.0%		$292,885,752

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $138,724,000)	395	$1,815,223
E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $14,890,880)	212	(16,695)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $20,971,409)	(29,935)	(437,446)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $411,992,433)	(588,090)	(9,070,929)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (99.8%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $16,070,321 (Collateralized by $16,581,000 of various Federal National Mortgage Association Securities, 4.00%-5.275%, 8/16/06-7/25/08, market value $16,390,325)	$16,068,000	$16,068,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,068,000)		16,068,000

Options Purchased(NM)
	Contracts
Dow Jones Futures Call Option 14000 expiring August 2006	595	1,675

TOTAL OPTIONS PURCHASED (Cost $8,033)		1,675

TOTAL INVESTMENT SECURITIES (Cost $16,076,033)—99.8%		16,069,675
Net other assets (liabilities)—0.2%		27,573

NET ASSETS—100.0%		$16,097,248

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring September 2006 (Underlying face amount at value $12,667,300)	226	$69,429
Swap Agreements
	Units
Equity Index Swap Agreement based on Dow Jones Industrial Average expiring 8/29/06 (Underlying notional amount at value $19,556,846)	(1,748)	(137,868)

See accompanying notes to the financial statements.

PROFUNDS UltraShort OTC ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (94.8%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $220,865,898 (Collateralized by $225,706,000 of various U.S. Government Agency Obligations, 2.75%-5.472%, 8/4/06-3/15/08, market value $225,254,558)	$220,834,000	$220,834,000

TOTAL REPURCHASE AGREEMENTS (Cost $220,834,000)		220,834,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option 2600 expiring September 2006	1,300	4,940

TOTAL OPTIONS PURCHASED (Cost $12,350)		4,940

TOTAL INVESTMENT SECURITIES (Cost $220,846,350)—94.8%		220,838,940
Net other assets (liabilities)—5.2%		12,156,157

NET ASSETS—100.0%		$232,995,097

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $179,883,000)	1,185	$4,298,861
Futures Contracts Purchased
E-Mini NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $11,688,600)	385	(631,612)
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 expiring 8/29/06. (Underlying notional amount at value $135,853,950)	(90,003)	(2,715,494)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 8/29/06. (Underlying notional amount at value $161,573,523)	(107,043)	(3,752,159)

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (106.3%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $26,232,789 (Collateralized by $27,249,000 of various U.S. Government Agency Obligations, 2.75%-5.275%, 8/16/06-3/15/08, market value $26,754,540)	$26,229,000	$26,229,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,229,000)		26,229,000

TOTAL INVESTMENT SECURITIES (Cost $26,229,000)—106.3%		26,229,000
Net other assets (liabilities)—(6.3%)		(1,552,509)

NET ASSETS—100.0%		$24,676,491

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 8/29/06 (Underlying notional amount at value $49,268,322)	(26,713)	$(931,191)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (107.4%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $41,529,998 (Collateralized by $42,579,000 of various U.S. Government Agency Obligations, 2.75%-5.25%, 4/15/07-3/15/08, market value $42,355,174)	$41,524,000	$41,524,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,524,000)		41,524,000

TOTAL INVESTMENT SECURITIES (Cost $41,524,000)—107.4%		41,524,000
Net other assets (liabilities)—(7.4%)		(2,852,826)

NET ASSETS—100.0%		$38,671,174

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on The Bank of New York Emerging Markets 50 ADR Index expiring 8/29/06 (Underlying notional amount at value $77,305,231)	(39,053)	$(2,174,023)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (113.1%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $5,880,849 (Collateralized by $6,130,000 of various U.S. Government Agency Obligations, 4.00%-5.412%, 10/31/06-7/25/08, market value $5,999,079)	$5,880,000	$5,880,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,880,000)		5,880,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Call Option 20000 expiring August 2006	70	534
Nikkei 225 Futures Call Option 23000 expiring September 2006	110	1,252

TOTAL OPTIONS PURCHASED (Cost $5,220)		1,786

TOTAL INVESTMENT SECURITIES (Cost $5,885,220)—113.1%		5,881,786
Net other assets (liabilities)—(13.1%)		(681,377)

NET ASSETS—100.0%		$5,200,409

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures contract expiring September 2006 (Underlying face amount at value $8,872,250)	115	$32,393
Swap Agreements
	Units
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 8/29/06 (Underlying notional amount at value $1,482,407)	(96)	(27,585)

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (74.5%)
	Shares	Value
Amcore Financial, Inc. (Banks)	84	$2,407
AmSouth Bancorp (Banks)	1,386	39,723
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	84	2,495
Associated Banc-Corp (Banks)	504	15,805
Astoria Financial Corp. (Savings & Loans)	378	11,246
BancorpSouth, Inc. (Banks)	294	8,041
Bank of America Corp. (Banks)	19,026	980,409
Bank of Hawaii Corp. (Banks)	210	10,403
Bank of New York Co., Inc. (Banks)	3,192	107,283
BB&T Corp. (Banks)	2,310	96,997
Cathay Bancorp, Inc. (Banks)	168	6,174
Chittenden Corp. (Banks)	210	5,926
Citigroup, Inc. (Diversified Financial Services)	20,748	1,002,336
Citizens Banking Corp. (Banks)	168	4,266
City National Corp. (Banks)	168	11,207
Comerica, Inc. (Banks)	672	39,346
Commerce Bancorp, Inc. (Banks)	756	25,681
Commerce Bancshares, Inc. (Banks)	294	14,959
Commercial Capital Bancorp, Inc. (Savings & Loans)	210	3,335
Compass Bancshares, Inc. (Banks)	546	32,181
Cullen/Frost Bankers, Inc. (Banks)	210	12,331
Dime Community Bancshares, Inc. (Savings & Loans)	126	1,760
Doral Financial Corp. (Diversified Financial Services)	378	1,935
Downey Financial Corp. (Savings & Loans)	84	5,573
East-West Bancorp, Inc. (Banks)	252	10,168
F.N.B. Corp. (Banks)	210	3,473
Fifth Third Bancorp (Banks)	1,974	75,288
First BanCorp. (Banks)	294	2,790
First Horizon National Corp. (Banks)	504	21,118
First Midwest Bancorp, Inc. (Banks)	210	7,497
First Niagara Financial Group, Inc. (Savings & Loans)	462	6,759
FirstFed Financial Corp.* (Savings & Loans)	84	4,742
FirstMerit Corp. (Banks)	294	6,444
Fulton Financial Corp. (Banks)	714	11,817
Golden West Financial Corp. (Savings & Loans)	1,260	92,812
Greater Bay Bancorp (Banks)	210	6,014
Harbor Florida Bancshares, Inc. (Savings & Loans)	84	3,714
Hudson City Bancorp, Inc. (Savings & Loans)	2,226	28,871
Huntington Bancshares, Inc. (Banks)	966	23,522
IndyMac Bancorp, Inc. (Diversified Financial Services)	252	10,647
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,490	661,034
KeyCorp (Banks)	1,680	61,992
Lazard, Ltd.—Class A. (Diversified Financial Services)	168	6,560
M&T Bank Corp. (Banks)	336	40,965
MAF Bancorp, Inc. (Savings & Loans)	126	5,166
Marshall & Ilsley Corp. (Banks)	924	43,400
Mercantile Bankshares Corp. (Banks)	504	17,922
National City Corp. (Banks)	2,394	86,184
NetBank, Inc. (Internet)	210	1,155
New York Community Bancorp (Savings & Loans)	1,134	18,518
NewAlliance Bancshares, Inc. (Savings & Loans)	420	5,926
North Fork Bancorp, Inc. (Banks)	1,806	51,164
Northern Trust Corp. (Banks)	798	45,566
Old National Bancorp (Banks)	252	4,808
Pacific Capital Bancorp (Banks)	210	6,187
Park National Corp. (Banks)	42	4,267

Common Stocks, continued
	Shares	Value
People’s Bank (Savings & Loans)	252	$9,044
PFF Bancorp, Inc. (Savings & Loans)	84	3,154
PNC Financial Services Group (Banks)	1,218	86,283
Popular, Inc. (Banks)	1,050	18,890
Provident Bankshares Corp. (Banks)	126	4,633
Provident Financial Services, Inc. (Savings & Loans)	252	4,546
Regions Financial Corp. (Banks)	1,890	68,588
Republic Bancorp, Inc. (Banks)	294	3,840
Sky Financial Group, Inc. (Banks)	462	11,333
South Financial Group, Inc. (Banks)	294	7,944
Sovereign Bancorp, Inc. (Savings & Loans)	1,638	33,808
Sterling Bancshares, Inc. (Banks)	210	4,114
SunTrust Banks, Inc. (Banks)	1,512	119,251
Susquehanna Bancshares, Inc. (Banks)	210	5,078
SVB Financial Group* (Banks)	168	7,530
Synovus Financial Corp. (Banks)	1,134	32,047
TCF Financial Corp. (Banks)	504	13,563
TD Banknorth, Inc. (Banks)	504	14,616
Texas Regional Bancshares, Inc.—Class A (Banks)	210	7,961
The Colonial BancGroup, Inc. (Banks)	630	16,002
TrustCo Bank Corp. NY (Banks)	294	3,237
Trustmark Corp. (Banks)	210	6,659
U.S. Bancorp (Banks)	7,434	237,888
UCBH Holdings, Inc. (Banks)	378	6,305
Umpqua Holdings Corp. (Banks)	252	6,575
UnionBanCal Corp. (Banks)	252	15,571
United Bankshares, Inc. (Banks)	168	5,986
Valley National Bancorp (Banks)	504	13,089
W Holding Co., Inc. (Banks)	546	2,877
Wachovia Corp. (Banks)	6,720	360,394
Washington Federal, Inc. (Savings & Loans)	378	8,456
Washington Mutual, Inc. (Savings & Loans)	4,158	185,864
Webster Financial Corp. (Banks)	210	9,904
Wells Fargo & Co. (Banks)	6,972	504,354
Westamerica Bancorp (Banks)	126	6,062
Whitney Holding Corp. (Banks)	294	10,610
Wilmington Trust Corp. (Banks)	294	12,804
Wintrust Financial Corp. (Banks)	84	4,033
Zions Bancorp (Banks)	462	37,949

TOTAL COMMON STOCKS (Cost $5,110,234)		5,729,151

Repurchase Agreements (22.2%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $1,703,246 (Collateralized by $1,747,000 of various U.S. Government Agency Obligations, 5.28%-5.412%, 10/31/06-2/27/09, market value $1,738,377)	$1,703,000	1,703,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,703,000)		1,703,000

TOTAL INVESTMENT SECURITIES (Cost $6,813,234)—96.7%		7,432,151
Net other assets (liabilities)—3.3%		254,980

NET ASSETS—100.0%		$7,687,131

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 8/24/06 (Underlying notional amount at value $5,713,071)	10,606	$54,001

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Banks	46.9%
Diversified Financial Services	21.9%
Internet	NM
Savings & Loans	5.7%
Other***	25.5%

***	Includes non-equity securities and net other assets (liabilities).

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.3%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	5,760	$368,237
Airgas, Inc. (Chemicals)	1,800	65,250
AK Steel Holding Corp.* (Iron/Steel)	2,880	37,210
Albemarle Corp. (Chemicals)	1,080	54,454
Alcoa, Inc. (Mining)	24,210	725,089
Aleris International, Inc.* (Environmental Control)	900	36,846
Allegheny Technologies, Inc. (Iron/Steel)	2,430	155,253
Alpha Natural Resources, Inc.* (Coal)	1,440	23,285
Arch Coal, Inc. (Coal)	3,960	150,242
Ashland, Inc. (Chemicals)	1,980	131,690
Avery Dennison Corp. (Household Products/Wares)	2,700	158,301
Bowater, Inc. (Forest Products & Paper)	1,530	31,028
Cabot Corp. (Chemicals)	1,530	50,903
Cambrex Corp. (Biotechnology)	720	15,343
Caraustar Industries, Inc.* (Forest Products & Paper)	810	5,719
Carpenter Technology Corp. (Iron/Steel)	630	61,992
Celanese Corp.—Series A (Chemicals)	1,980	38,036
Chaparral Steel Co.* (Iron/Steel)	630	44,220
Chemtura Corp. (Chemicals)	6,660	57,343
Cleveland-Cliffs, Inc. (Iron/Steel)	1,260	45,549
Coeur d’Alene Mines Corp.* (Mining)	7,740	36,997
Commercial Metals Co. (Metal Fabricate/Hardware)	3,330	75,557
CONSOL Energy, Inc. (Coal)	5,130	211,151
Cytec Industries, Inc. (Chemicals)	1,080	57,683
Du Pont (Chemicals)	25,470	1,010,139
Eastman Chemical Co. (Chemicals)	2,250	111,668
Ecolab, Inc. (Chemicals)	5,040	217,073
Ferro Corp. (Chemicals)	1,170	18,896
FMC Corp. (Chemicals)	990	61,073
Foundation Coal Holdings, Inc. (Coal)	1,260	48,056
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	5,220	284,803
Fuller (H.B.) Co. (Chemicals)	810	32,384
Georgia Gulf Corp. (Chemicals)	990	25,205
Headwaters, Inc.* (Energy—Alternate Sources)	1,170	27,074
Hercules, Inc.* (Chemicals)	2,790	38,781
Huntsman Corp.* (Chemicals)	2,520	40,194
International Coal Group, Inc.* (Coal)	3,330	22,378
International Flavors & Fragrances, Inc. (Chemicals)	2,340	86,580
International Paper Co. (Forest Products & Paper)	13,590	466,545
KFx, Inc.* (Energy—Alternate Sources)	2,160	33,523
Lubrizol Corp. (Chemicals)	1,890	80,835
Lyondell Chemical Co. (Chemicals)	6,210	138,297
Macdermid, Inc. (Chemicals)	720	19,462
Massey Energy Co. (Coal)	2,250	60,120
Meridian Gold, Inc.* (Mining)	2,790	75,386
Minerals Technologies, Inc. (Chemicals)	540	27,335
Monsanto Co. (Agriculture)	14,940	642,271
Neenah Paper, Inc. (Forest Products & Paper)	450	13,248
Newmont Mining Corp. (Mining)	11,520	590,170
Nucor Corp. (Iron/Steel)	7,830	416,320
Olin Corp. (Chemicals)	1,980	31,739

Common Stocks, continued
	Shares	Value
OM Group, Inc.* (Chemicals)	810	$28,447
Oregon Steel Mills, Inc.* (Iron/Steel)	990	45,778
Peabody Energy Corp. (Coal)	7,290	363,771
Phelps Dodge Corp. (Mining)	5,670	495,218
Pope & Talbot, Inc. (Forest Products & Paper)	450	2,309
PPG Industries, Inc. (Chemicals)	4,590	282,469
Praxair, Inc. (Chemicals)	9,000	493,560
Reliance Steel & Aluminum Co. (Iron/Steel)	1,800	64,530
Rohm & Haas Co. (Chemicals)	3,960	182,635
RPM, Inc. (Chemicals)	3,240	60,718
RTI International Metals, Inc.* (Mining)	630	29,030
Ryerson Tull, Inc. (Iron/Steel)	630	17,042
Schulman (A.), Inc. (Chemicals)	900	19,692
Sensient Technologies Corp. (Chemicals)	1,260	25,124
Sigma-Aldrich Corp. (Chemicals)	1,620	112,590
Southern Copper Corp. (Mining)	990	95,535
Steel Dynamics, Inc. (Iron/Steel)	1,350	78,327
Stillwater Mining Co.* (Mining)	1,260	14,692
The Dow Chemical Co. (Chemicals)	26,730	924,322
The Mosaic Co.* (Chemicals)	3,600	56,484
Titanium Metals Corp.* (Mining)	2,070	59,699
Tredegar Corp. (Miscellaneous Manufacturing)	720	11,390
Tronox, Inc.—Class B (Chemicals)	630	8,285
United States Steel Corp. (Iron/Steel)	3,060	192,993
USEC, Inc. (Mining)	2,430	25,588
Valspar Corp. (Chemicals)	2,610	64,284
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,350	16,524
Wellman, Inc. (Chemicals)	900	2,736
Weyerhaeuser Co. (Forest Products & Paper)	6,840	401,234
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,980	40,432

TOTAL COMMON STOCKS (Cost $9,235,912)		11,472,371

Repurchase Agreements (24.3%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $3,692,533 (Collateralized by $3,818,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $3,766,622)	$3,692,000	3,692,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,692,000)		3,692,000

TOTAL INVESTMENT SECURITIES (Cost $12,927,912)—99.6%		15,164,371
Net other assets (liabilities)—0.4%		57,481

NET ASSETS—100.0%		$15,221,852

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index expiring 8/24/06 (Underlying notional amount at value $11,465,738)	53,842	$197,735

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Agriculture	4.2%
Biotechnology	0.1%
Chemicals	32.9%
Coal	5.8%
Energy	0.4%
Environmental Control	0.2%
Forest Products & Paper	6.2%
Household Products/Wares	1.0%
Iron/Steel	7.6%
Metal Fabricate/Hardware	0.8%
Mining	16.0%
Miscellaneous Manufacturing	0.1%
Other***	24.7%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.2%)
	Shares	Value
Affymetrix, Inc.* (Biotechnology)	5,460	$117,772
Albany Molecular Research, Inc.* (Commercial Services)	1,680	15,120
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,520	86,587
Amgen, Inc.* (Biotechnology)	95,130	6,634,367
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	9,030	440,664
Applera Corp.—Celera Genomics Group* (Biotechnology)	6,300	85,050
Biogen Idec, Inc.* (Biotechnology)	27,510	1,158,721
Biosite Diagnostics, Inc.* (Healthcare—Products)	1,470	57,301
Celgene Corp.* (Biotechnology)	27,720	1,327,511
Cell Genesys, Inc.* (Biotechnology)	3,780	18,560
Cell Therapeutics, Inc.* (Pharmaceuticals)	8,190	10,401
Charles River Laboratories International, Inc.* (Biotechnology)	5,880	208,740
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,410	101,077
CuraGen Corp.* (Biotechnology)	3,570	10,853
CV Therapeutics, Inc.* (Pharmaceuticals)	3,570	43,733
Delta & Pine Land Co. (Agriculture)	2,940	100,577
Enzo Biochem, Inc.* (Biotechnology)	2,310	29,776
Enzon, Inc.* (Biotechnology)	3,570	28,596
Gen-Probe, Inc.* (Healthcare—Products)	4,200	218,189
Genentech, Inc.* (Biotechnology)	37,380	3,021,052
Genzyme Corp.* (Biotechnology)	20,790	1,419,541
Gilead Sciences, Inc.* (Pharmaceuticals)	37,380	2,298,122
Human Genome Sciences, Inc.* (Biotechnology)	10,500	101,955
ICOS Corp.* (Biotechnology)	4,830	110,317
ImClone Systems, Inc.* (Pharmaceuticals)	5,460	177,450
Incyte Genomics, Inc.* (Biotechnology)	6,090	25,943
InterMune, Inc.* (Biotechnology)	2,100	33,537
Invitrogen Corp.* (Biotechnology)	4,200	259,518
Medarex, Inc.* (Pharmaceuticals)	9,870	92,285
MedImmune, Inc.* (Biotechnology)	19,950	506,331
Millennium Pharmaceuticals, Inc.* (Biotechnology)	25,200	247,464
Myriad Genetics, Inc.* (Biotechnology)	3,150	77,553
Nabi Biopharmaceuticals* (Pharmaceuticals)	4,830	24,536
Nektar Therapeutics* (Biotechnology)	7,140	116,382
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	2,940	27,195
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	3,780	14,742
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,360	52,786
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,620	154,262
PDL BioPharma, Inc.* (Biotechnology)	9,240	166,412
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,200	57,372
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,830	28,497
Techne Corp.* (Healthcare—Products)	2,940	146,089
Telik, Inc.* (Biotechnology)	4,200	71,232
Trimeris, Inc.* (Pharmaceuticals)	1,260	11,970
United Therapeutics Corp.* (Pharmaceuticals)	1,890	112,096
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,820	295,646

TOTAL COMMON STOCKS (Cost $14,296,760)		20,343,880

Repurchase Agreements (24.7%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $6,664,963 (Collateralized by $6,912,000 of various U.S. Government Agency Obligations, 4.00%-5.412%, 10/31/06-7/25/08, market value $6,798,069)	$6,664,000	$6,664,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,664,000)		6,664,000

TOTAL INVESTMENT SECURITIES (Cost $20,960,760)—99.9%		27,007,880
Net other assets (liabilities)—0.1%		24,932

NET ASSETS—100.0%		$27,032,812

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 8/24/06 (Underlying notional amount at value $20,378,624)	46,203	$367,234

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Agriculture	0.4%
Biotechnology	60.0%
Commercial Services	0.1%
Healthcare-Products	1.6%
Pharmaceuticals	13.1%
Other***	24.8%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (73.7%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	80	$1,570
Activision, Inc.* (Software)	540	6,453
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	160	7,798
Altria Group, Inc. (Agriculture)	4,120	329,477
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	80	1,310
Anheuser-Busch Cos., Inc. (Beverages)	1,460	70,299
Archer-Daniels-Midland Co. (Agriculture)	1,200	52,800
ArvinMeritor, Inc. (Auto Parts & Equipment)	140	2,304
Avon Products, Inc. (Cosmetics/Personal Care)	900	26,091
Beazer Homes USA, Inc. (Home Builders)	80	3,335
Black & Decker Corp. (Hand/Machine Tools)	160	11,282
Blyth, Inc. (Household Products/Wares)	60	1,048
BorgWarner, Inc. (Auto Parts & Equipment)	120	7,200
Briggs & Stratton Corp. (Machinery—Diversified)	100	2,560
Brown-Forman Corp. (Beverages)	100	7,345
Brunswick Corp. (Leisure Time)	180	5,323
Bunge, Ltd. (Agriculture)	240	13,099
Callaway Golf Co. (Leisure Time)	140	1,771
Campbell Soup Co. (Food)	500	18,340
Carter’s, Inc.* (Apparel)	100	2,181
Centex Corp. (Home Builders)	240	11,354
Champion Enterprises, Inc.* (Home Builders)	160	1,061
Chiquita Brands International, Inc. (Food)	80	1,075
Church & Dwight, Inc. (Household Products/Wares)	120	4,380
Cintas Corp. (Textiles)	280	9,884
Clorox Co. (Household Products/Wares)	300	17,982
Coach, Inc.* (Apparel)	760	21,819
Coca-Cola Co. (Beverages)	4,340	193,130
Coca-Cola Enterprises, Inc. (Beverages)	560	12,018
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,040	61,693
ConAgra Foods, Inc. (Food)	1,040	22,360
Constellation Brands, Inc.* (Beverages)	400	9,784
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	120	1,199
Corn Products International, Inc. (Food)	140	4,656
D.R. Horton, Inc. (Home Builders)	540	11,572
Dean Foods Co.* (Food)	260	9,758
Del Monte Foods Co. (Food)	400	4,192
Eastman Kodak Co. (Miscellaneous Manufacturing)	560	12,460
Electronic Arts, Inc.* (Software)	600	28,266
Energizer Holdings, Inc.* (Electrical Components & Equipment)	120	7,636
Ethan Allen Interiors, Inc. (Home Furnishings)	60	2,239
Fleetwood Enterprises, Inc.* (Home Builders)	120	854
Flowers Foods, Inc. (Food)	120	3,418
Ford Motor Co. (Auto Manufacturers)	3,560	23,745
Fossil, Inc.* (Household Products/Wares)	100	1,816
Furniture Brands International, Inc. (Home Furnishings)	100	2,006
G & K Services, Inc. (Textiles)	40	1,349
Garmin, Ltd. (Electronics)	120	11,399
General Mills, Inc. (Food)	700	36,330
General Motors Corp. (Auto Manufacturers)	840	27,073
Gentex Corp. (Electronics)	300	4,002
Genuine Parts Co. (Distribution/Wholesale)	340	14,158
Hain Celestial Group, Inc.* (Food)	80	1,728
Hansen Natural Corp.* (Beverages)	160	7,358
Harley-Davidson, Inc. (Leisure Time)	540	30,779

Common Stocks, continued
	Shares	Value
Harman International Industries, Inc. (Home Furnishings)	120	$9,624
Hasbro, Inc. (Toys/Games/Hobbies)	320	5,984
Heinz (H.J.) Co. (Food)	640	26,861
Herbalife, Ltd.* (Pharmaceuticals)	80	2,858
Herman Miller, Inc. (Office Furnishings)	140	3,977
HNI Corp. (Office Furnishings)	80	3,249
Hormel Foods Corp. (Food)	140	5,282
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	60	1,643
Interface, Inc.—Class A* (Office Furnishings)	100	1,227
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	60	989
Jarden Corp.* (Household Products/Wares)	100	2,899
JM Smucker Co. (Food)	120	5,356
Johnson Controls, Inc. (Auto Parts & Equipment)	380	29,170
Jones Apparel Group, Inc. (Apparel)	220	6,512
KB Home (Home Builders)	160	6,803
Kellogg Co. (Food)	500	24,085
Kellwood Co. (Apparel)	40	1,058
Kenneth Cole Productions, Inc. (Retail)	20	482
Kimberly-Clark Corp. (Household Products/Wares)	920	56,166
Kraft Foods, Inc. (Food)	420	13,608
La-Z-Boy, Inc. (Home Furnishings)	100	1,275
Lancaster Colony Corp. (Miscellaneous Manufacturing)	60	2,299
Lear Corp. (Auto Parts & Equipment)	140	3,160
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	360	8,215
Lennar Corp.—Class A (Home Builders)	260	11,630
Lennar Corp.—Class B (Home Builders)	20	833
Liz Claiborne, Inc. (Apparel)	200	7,070
Loews Corp.—Carolina Group (Agriculture)	180	10,328
M.D.C. Holdings, Inc. (Home Builders)	60	2,618
Martek Biosciences Corp.* (Biotechnology)	60	1,676
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	120	2,122
Mattel, Inc. (Toys/Games/Hobbies)	780	14,071
McCormick & Co., Inc. (Food)	220	7,713
Meritage Homes Corp.* (Home Builders)	40	1,551
Modine Manufacturing Co. (Auto Parts & Equipment)	60	1,414
Mohawk Industries, Inc.* (Textiles)	100	6,902
Molson Coors Brewing Co.—Class B (Beverages)	140	10,003
Monaco Coach Corp. (Home Builders)	60	639
NBTY, Inc.* (Pharmaceuticals)	120	3,543
Newell Rubbermaid, Inc. (Housewares)	540	14,234
NIKE, Inc.—Class B (Apparel)	360	28,439
Nu Skin Enterprises, Inc. (Retail)	100	1,430
Nutri/System, Inc.* (Commercial Services)	60	3,175
NVR, Inc.* (Home Builders)	20	9,900
Oakley, Inc. (Healthcare—Products)	60	972
PepsiAmericas, Inc. (Beverages)	140	3,164
PepsiCo, Inc. (Beverages)	3,300	209,155
Phillips-Van Heusen Corp. (Apparel)	100	3,553
Polaris Industries, Inc. (Leisure Time)	80	3,058
Polo Ralph Lauren Corp. (Apparel)	120	6,845
Pool Corp. (Distribution/Wholesale)	100	3,893
Procter & Gamble Co. (Cosmetics/Personal Care)	6,540	367,548
Pulte Homes, Inc. (Home Builders)	420	11,971
Quiksilver, Inc.* (Apparel)	240	3,108

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Ralcorp Holdings, Inc.* (Food)	60	$2,501
Reynolds American, Inc. (Agriculture)	160	20,285
Russell Corp. (Apparel)	60	1,081
Sara Lee Corp. (Food)	1,520	25,688
Select Comfort Corp.* (Retail)	100	2,015
Smithfield Foods, Inc.* (Food)	180	5,121
Snap-on, Inc. (Hand/Machine Tools)	100	4,201
Spectrum Brands, Inc.* (Household Products/Wares)	80	542
Standard Pacific Corp. (Home Builders)	140	3,126
Steelcase, Inc.—Class A (Office Furnishings)	120	1,763
Superior Industries International, Inc. (Auto Parts & Equipment)	40	728
Take-Two Interactive Software, Inc.* (Software)	140	1,499
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	260	9,703
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	320	3,520
The Hershey Co. (Food)	320	17,590
The Nautilus Group, Inc. (Leisure Time)	60	754
The Pepsi Bottling Group, Inc. (Beverages)	260	8,645
The Ryland Group, Inc. (Home Builders)	100	4,085
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	100	3,923
The Stanley Works (Hand/Machine Tools)	160	7,259
The Stride Rite Corp. (Apparel)	60	760
The Timberland Co.—Class A* (Apparel)	100	2,575
Thor Industries, Inc. (Home Builders)	80	3,427
THQ, Inc.* (Software)	120	2,723
Toll Brothers, Inc.* (Home Builders)	240	6,137
Tootsie Roll Industries, Inc. (Food)	40	1,086
TreeHouse Foods, Inc.* (Food)	60	1,438
Tupperware Corp. (Household Products/Wares)	100	1,726
Tyson Foods, Inc.—Class A (Food)	460	6,509
Universal Corp. (Agriculture)	60	2,119
UST, Inc. (Agriculture)	320	16,176
V. F. Corp. (Apparel)	180	12,208
Visteon Corp.* (Auto Parts & Equipment)	260	1,856
WCI Communities, Inc.* (Home Builders)	60	943
WD-40 Co. (Household Products/Wares)	40	1,304
Weight Watchers International, Inc. (Commercial Services)	100	4,001
Whirlpool Corp. (Home Furnishings)	160	12,351
Winnebago Industries, Inc. (Home Builders)	60	1,735
Wolverine World Wide, Inc. (Apparel)	120	3,053
Wrigley (Wm.) Jr. Co. (Food)	340	15,592
Yankee Candle Co., Inc. (Household Products/Wares)	80	1,945

TOTAL COMMON STOCKS (Cost $2,154,729)		2,385,152

Repurchase Agreements (23.1%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $747,108 (Collateralized by $755,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $763,295)	$747,000	$747,000

TOTAL REPURCHASE AGREEMENTS (Cost $747,000)		747,000

TOTAL INVESTMENT SECURITIES (Cost $2,901,729)—96.8%		3,132,152
Net other assets (liabilities)—3.2%		104,020

NET ASSETS—100.0%		$3,236,172

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 8/24/06 (Underlying notional amount at value $2,372,717)	8,751	$12,669

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Agriculture	13.7%
Apparel	3.1%
Auto Manufacturers	1.6%
Auto Parts & Equipment	1.6%
Beverages	16.5%
Biotechnology	0.1%
Commercial Services	0.2%
Cosmetics/Personal Care	14.7%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Food	8.0%
Hand/Machine Tools	0.7%
Healthcare—Products	NM
Home Builders	2.9%
Home Furnishings	0.8%
Household Products/Wares	2.9%
Housewares	0.4%
Leisure Time	1.3%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.3%
Pharmaceuticals	0.2%
Retail	0.1%
Software	1.2%
Textiles	0.6%
Toys/Games/Hobbies	0.7%
Other***	26.3%

***	Includes non-equity securities and other net assets (liabilities).

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.0%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	45	$2,383
Adesa, Inc. (Commercial Services)	45	918
Advance Auto Parts, Inc. (Retail)	54	1,635
ADVO, Inc. (Advertising)	18	652
Aeropostale, Inc.* (Retail)	27	748
AirTran Holdings, Inc.* (Airlines)	45	564
Alaska Air Group, Inc.* (Airlines)	18	668
Amazon.com, Inc.* (Internet)	162	4,356
American Eagle Outfitters, Inc. (Retail)	72	2,366
American Greetings Corp.—Class A (Household Products/Wares)	27	608
AmerisourceBergen Corp. (Pharmaceuticals)	108	4,644
AMR Corp.* (Airlines)	108	2,376
Andrx Group* (Pharmaceuticals)	36	859
AnnTaylor Stores Corp.* (Retail)	36	1,478
Apollo Group, Inc.—Class A* (Commercial Services)	72	3,407
Applebee’s International, Inc. (Retail)	36	639
aQuantive, Inc.* (Internet)	36	738
Aramark Corp. (Commercial Services)	63	2,022
Arbitron, Inc. (Commercial Services)	18	659
AutoNation, Inc.* (Retail)	81	1,596
AutoZone, Inc.* (Retail)	27	2,372
Avid Technology, Inc.* (Software)	27	951
Aztar Corp.* (Lodging)	18	931
Bally Technologies, Inc.* (Entertainment)	27	444
Barnes & Noble, Inc. (Retail)	27	905
Bed Bath & Beyond, Inc.* (Retail)	153	5,122
Belo Corp.—Class A (Media)	45	725
Best Buy Co., Inc. (Retail)	216	9,793
Big Lots, Inc.* (Retail)	63	1,018
BJ’s Wholesale Club, Inc.* (Retail)	36	1,025
Bob Evans Farms, Inc. (Retail)	18	496
Borders Group, Inc. (Retail)	36	684
Boyd Gaming Corp. (Lodging)	27	906
Brinker International, Inc. (Retail)	45	1,458
Cablevision Systems Corp.—Class A (Media)	117	2,603
Cardinal Health, Inc. (Pharmaceuticals)	225	15,075
Career Education Corp.* (Commercial Services)	54	1,537
Carmax, Inc.* (Retail)	54	1,879
Carnival Corp. (Leisure Time)	225	8,766
Casey’s General Stores, Inc. (Retail)	27	611
Catalina Marketing Corp. (Advertising)	27	785
CBRL Group, Inc. (Retail)	18	588
CBS Corp.—Class B (Media)	351	9,628
CEC Entertainment, Inc.* (Retail)	18	532
Cendant Corp. (Commercial Services)	531	7,970
Charming Shoppes, Inc.* (Retail)	63	650
Cheesecake Factory, Inc.* (Retail)	36	823
Chemed Corp. (Commercial Services)	18	662
Chico’s FAS, Inc.* (Retail)	99	2,242
Choice Hotels International, Inc. (Lodging)	18	767
Christopher & Banks Corp. (Retail)	18	507
Circuit City Stores, Inc. (Retail)	99	2,426
Claire’s Stores, Inc. (Retail)	54	1,352
Clear Channel Communications, Inc. (Media)	252	7,295
CNET Networks, Inc.* (Internet)	72	608
Coldwater Creek, Inc.* (Retail)	36	717
Comcast Corp.—Special Class A* (Media)	1,080	37,129
Continental Airlines, Inc.—Class B* (Airlines)	45	1,185
Copart, Inc.* (Retail)	36	959
Corinthian Colleges, Inc.* (Commercial Services)	45	604

Common Stocks, continued
	Shares	Value
Costco Wholesale Corp. (Retail)	252	$13,296
CVS Corp. (Retail)	432	14,135
Darden Restaurants, Inc. (Retail)	72	2,434
DeVry, Inc.* (Commercial Services)	36	760
Dick’s Sporting Goods, Inc.* (Retail)	18	655
Digitas, Inc.* (Internet)	45	371
Dillards, Inc.—Class A (Retail)	36	1,081
DIRECTV Group, Inc.* (Media)	450	7,673
Discovery Holding Co.—Class A* (Media)	144	1,918
Dollar General Corp. (Retail)	171	2,295
Dollar Tree Stores, Inc.* (Retail)	54	1,436
Dow Jones & Co., Inc. (Media)	27	946
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	27	565
Dress Barn, Inc.* (Retail)	27	583
Dun & Bradstreet Corp.* (Software)	36	2,402
eBay, Inc.* (Internet)	567	13,647
EchoStar Communications Corp.—Class A* (Media)	108	3,785
Entercom Communications Corp. (Media)	18	456
Expedia, Inc.* (Internet)	144	1,930
FactSet Research Systems, Inc. (Computers)	18	790
Family Dollar Stores, Inc. (Retail)	81	1,840
Federated Department Stores, Inc. (Retail)	297	10,428
Foot Locker, Inc. (Retail)	81	2,201
GameStop Corp. (New)—Class B* (Retail)	9	338
GameStop Corp.* (Retail)	18	749
Gannett Co., Inc. (Media)	126	6,567
Gaylord Entertainment Co.* (Lodging)	18	688
Gemstar-TV Guide International, Inc.* (Media)	135	389
Genesco, Inc.* (Retail)	9	244
Getty Images, Inc.* (Advertising)	27	1,260
GTECH Holdings Corp. (Entertainment)	63	2,122
Guitar Center, Inc.* (Retail)	18	765
H & R Block, Inc. (Commercial Services)	162	3,686
Harrah’s Entertainment, Inc. (Lodging)	99	5,951
Harte-Hanks, Inc. (Advertising)	27	659
Hilton Hotels Corp. (Lodging)	189	4,523
Home Depot, Inc. (Retail)	1,107	38,424
IAC/InterActiveCorp* (Internet)	135	3,201
IHOP Corp. (Retail)	9	409
International Game Technology (Entertainment)	180	6,959
International Speedway Corp. (Entertainment)	18	815
Interpublic Group of Cos., Inc.* (Advertising)	234	1,916
ITT Educational Services, Inc.* (Commercial Services)	27	1,820
J.C. Penney Co., Inc. (Holding Company) (Retail)	108	6,800
Jack in the Box, Inc.* (Retail)	18	710
JetBlue Airways Corp.* (Airlines)	90	962
John Wiley & Sons, Inc. (Media)	18	595
Kohls Corp.* (Retail)	162	9,174
Kroger Co. (Food)	360	8,255
Lamar Advertising Co.* (Advertising)	45	2,207
Las Vegas Sands Corp.* (Lodging)	54	3,350
Laureate Education, Inc.* (Commercial Services)	27	1,233
Lee Enterprises, Inc. (Media)	18	447
Liberty Global, Inc.—Class A* (Media)	117	2,556
Liberty Global, Inc.—Series C* (Media)	117	2,478
Liberty Media Holding Corp.—Capital Series A* (Media)	72	5,876

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Liberty Media Holding Corp.—Interactive Series A* (Internet)	360	$5,929
Limited, Inc. (Retail)	180	4,529
Live Nation, Inc.* (Commercial Services)	27	566
Longs Drug Stores Corp. (Retail)	18	740
Lowe’s Cos., Inc. (Retail)	828	23,474
Marriott International, Inc.—Class A (Lodging)	189	6,649
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	18	618
McDonald’s Corp. (Retail)	666	23,570
McGraw-Hill Cos., Inc. (Media)	189	10,641
McKesson Corp. (Commercial Services)	153	7,710
Media General, Inc.—Class A (Media)	9	328
Meredith Corp. (Media)	18	850
MGM Grand, Inc.* (Commercial Services)	63	2,239
Michaels Stores, Inc. (Retail)	72	3,054
NAVTEQ* (Software)	54	1,522
Netflix, Inc.* (Internet)	27	559
News Corp.—Class A (Media)	1,278	24,589
Nordstrom, Inc. (Retail)	126	4,322
O’Reilly Automotive, Inc.* (Retail)	63	1,786
Office Depot, Inc.* (Retail)	153	5,516
OfficeMax, Inc. (Retail)	36	1,480
Omnicare, Inc. (Pharmaceuticals)	63	2,851
Omnicom Group, Inc. (Advertising)	90	7,965
OSI Restaurant Partners, Inc. (Retail)	36	1,040
P.F. Chang’s China Bistro, Inc.* (Retail)	18	544
Pacific Sunwear of California, Inc.* (Retail)	36	600
Panera Bread Co.—Class A* (Retail)	18	942
Papa John’s International, Inc.* (Retail)	9	289
Payless ShoeSource, Inc.* (Retail)	36	932
Penn National Gaming* (Entertainment)	36	1,191
Performance Food Group Co.* (Food)	18	502
PETCO Animal Supplies, Inc.* (Retail)	27	758
Petsmart, Inc. (Retail)	72	1,696
Pinnacle Entertainment, Inc.* (Entertainment)	27	741
Priceline.com, Inc.* (Internet)	9	242
R.H. Donnelley Corp. (Advertising)	27	1,410
RadioShack Corp. (Retail)	72	1,164
Reader’s Digest Association, Inc. (Media)	54	738
Regis Corp. (Retail)	27	909
Rent-A-Center, Inc.* (Commercial Services)	36	969
Rite Aid Corp.* (Retail)	279	1,177
Ross Stores, Inc. (Retail)	81	2,016
Royal Caribbean Cruises, Ltd. (Leisure Time)	72	2,441
Ruby Tuesday, Inc. (Retail)	27	593
Sabre Holdings Corp. (Leisure Time)	72	1,490
Safeway, Inc. (Food)	243	6,823
Saks, Inc. (Retail)	63	1,017
Scholastic Corp.* (Media)	18	518
Scientific Games Corp.—Class* (Entertainment)	36	1,223
Sears Holdings Corp.* (Retail)	54	7,412
Service Corp. International (Commercial Services)	162	1,217
Sirius Satellite Radio, Inc.* (Media)	684	2,873
SkyWest, Inc. (Airlines)	36	873
Sonic Corp.* (Retail)	45	886
Sotheby’s Holdings, Inc.—Class A (Commercial Services)	27	746
Southwest Airlines Co. (Airlines)	432	7,773
Staples, Inc. (Retail)	387	8,367
Starbucks Corp.* (Retail)	414	14,184

Common Stocks, continued
	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	117	$6,152
Station Casinos, Inc. (Lodging)	27	1,481
Strayer Education, Inc. (Commercial Services)	9	975
SuperValu, Inc. (Food)	108	2,928
Sysco Corp. (Food)	333	9,190
Target Corp. (Retail)	423	19,424
The Cato Corp.—Class A (Retail)	18	438
The Children’s Place Retail Stores, Inc.* (Retail)	9	502
The E.W. Scripps Co.—Class A (Media)	45	1,923
The Gap, Inc. (Retail)	324	5,621
The McClatchy Co.—Class A (Media)	27	1,145
The Men’s Wearhouse, Inc. (Retail)	27	840
The New York Times Co.—Class A (Media)	81	1,796
The Pantry, Inc.* (Retail)	9	444
The ServiceMaster Co. (Commercial Services)	153	1,574
Tiffany & Co. (Retail)	72	2,274
Time Warner, Inc. (Media)	2,241	36,977
TJX Cos., Inc. (Retail)	243	5,922
Tractor Supply Co.* (Retail)	18	823
Tribune Co. (Media)	81	2,407
UAL Corp.* (Airlines)	45	1,176
United Natural Foods, Inc.* (Food)	18	543
Univision Communications, Inc.—Class A* (Media)	126	4,208
Urban Outfitters, Inc.* (Retail)	63	919
US Airways Group Inc.* (Airlines)	27	1,234
Valassis Communications, Inc.* (Commercial Services)	27	554
ValueClick, Inc.* (Internet)	54	778
VCA Antech, Inc.* (Pharmaceuticals)	45	1,574
Viacom, Inc.—Class B* (Media)	333	11,605
Wal-Mart Stores, Inc. (Retail)	1,386	61,678
Walgreen Co. (Retail)	540	25,261
Walt Disney Co. (Media)	1,098	32,600
Washington Post Co.—Class B (Media)	9	6,939
Wendy’s International, Inc. (Retail)	63	3,790
Whole Foods Market, Inc. (Food)	72	4,141
Williams Sonoma, Inc. (Retail)	54	1,717
WMS Industries, Inc.* (Leisure Time)	18	478
Wynn Resorts, Ltd.* (Lodging)	45	2,880
XM Satellite Radio Holdings, Inc.—Class A* (Media)	135	1,566
YUM! Brands, Inc. (Retail)	144	6,480
Zale Corp.* (Retail)	27	691

TOTAL COMMON STOCKS (Cost $846,708)		871,232

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (23.2%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $269,039 (Collateralized by $272,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $274,988)	$269,000	$269,000

TOTAL REPURCHASE AGREEMENTS (Cost $269,000)		269,000

TOTAL INVESTMENT SECURITIES (Cost $1,115,708)—98.2%		1,140,232
Net other assets (liabilities)—1.8%		20,734

NET ASSETS—100.0%		$1,160,966

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 8/24/06 (Underlying notional amount at value $876,889)	3,009	$(5,879)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	1.5%
Airlines	1.4%
Commercial Services	3.6%
Computers	0.1%
Entertainment	1.2%
Food	2.8%
Household Products/Wares	0.1%
Internet	2.8%
Leisure Time	1.1%
Lodging	3.0%
Media	19.9%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.2%
Retail	34.8%
Software	0.4%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.6%)
	Shares	Value
ACE, Ltd. (Insurance)	600	$30,918
Affiliated Managers Group, Inc.* (Diversified Financial Services)	50	4,578
AFLAC, Inc. (Insurance)	950	41,933
Alexandria Real Estate Equities, Inc. (REIT)	50	4,721
Allstate Corp. (Insurance)	1,200	68,183
AMB Property Corp. (REIT)	150	7,865
Ambac Financial Group, Inc. (Insurance)	200	16,622
American Express Co. (Diversified Financial Services)	2,050	106,723
American Financial Group, Inc. (Insurance)	100	4,211
American International Group, Inc. (Insurance)	4,250	257,847
American National Insurance Co. (Insurance)	50	5,732
AmeriCredit Corp.* (Diversified Financial Services)	250	6,148
Ameriprise Financial, Inc. (Diversified Financial Services)	400	17,840
Amerus Group Co. (Insurance)	50	3,355
AmSouth Bancorp (Banks)	600	17,196
Annaly Mortgage Management, Inc. (REIT)	300	3,843
AON Corp. (Insurance)	550	18,827
Apartment Investment and Management Co.—Class A (REIT)	200	9,618
Arch Capital Group, Ltd.* (Insurance)	100	6,086
Archstone-Smith Trust (REIT)	400	20,988
Arthur J. Gallagher & Co. (Insurance)	200	5,434
Associated Banc-Corp (Banks)	250	7,840
Assurant, Inc. (Insurance)	200	9,634
Astoria Financial Corp. (Savings & Loans)	200	5,950
Avalonbay Communities, Inc. (REIT)	150	17,538
Axis Capital Holdings, Ltd. (Insurance)	250	7,390
BancorpSouth, Inc. (Banks)	150	4,103
Bank of America Corp. (Banks)	8,550	440,581
Bank of Hawaii Corp. (Banks)	100	4,954
Bank of New York Co., Inc. (Banks)	1,450	48,735
BB&T Corp. (Banks)	1,050	44,090
Bear Stearns Cos., Inc. (Diversified Financial Services)	200	28,374
BlackRock, Inc.—Class A (Diversified Financial Services)	50	6,458
Boston Properties, Inc. (REIT)	200	19,640
Brandywine Realty Trust (REIT)	150	4,746
BRE Properties, Inc.—Class A (REIT)	100	5,864
Brookfield Properties Corp. (Real Estate)	200	6,670
Brown & Brown, Inc. (Insurance)	200	6,278
Camden Property Trust (REIT)	100	7,645
Capital One Financial Corp. (Diversified Financial Services)	550	42,543
CapitalSource, Inc. (Diversified Financial Services)	250	5,898
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	350	8,236
CBL & Associates Properties, Inc. (REIT)	100	3,916
Chicago Mercantile Exchange (Diversified Financial Services)	50	23,060
Chubb Corp. (Insurance)	800	40,336
Cincinnati Financial Corp. (Insurance)	300	14,148
CIT Group, Inc. (Diversified Financial Services)	350	16,069
Citigroup, Inc. (Diversified Financial Services)	9,300	449,282
City National Corp. (Banks)	100	6,671
Colonial Properties Trust (REIT)	100	4,793
Comerica, Inc. (Banks)	300	17,565
Commerce Bancorp, Inc. (Banks)	350	11,890

Common Stocks, continued
	Shares	Value
Commerce Bancshares, Inc. (Banks)	150	$7,632
Compass Bancshares, Inc. (Banks)	250	14,735
Conseco, Inc.* (Insurance)	300	6,840
Corporate Office Properties Trust (REIT)	100	4,500
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,150	41,205
Cullen/Frost Bankers, Inc. (Banks)	100	5,872
Developers Diversified Realty Corp. (REIT)	200	10,556
Duke-Weeks Realty Corp. (REIT)	250	9,315
E*TRADE Financial Corp.* (Diversified Financial Services)	800	18,648
East-West Bancorp, Inc. (Banks)	100	4,035
Eaton Vance Corp. (Diversified Financial Services)	250	6,190
Edwards (A.G.), Inc. (Diversified Financial Services)	150	8,094
Endurance Specialty Holdings, Ltd. (Insurance)	100	3,036
Equifax, Inc. (Commercial Services)	250	8,070
Equity Office Properties Trust (REIT)	700	26,536
Equity Residential Properties Trust (REIT)	550	25,580
Erie Indemnity Co.—Class A (Insurance)	100	4,955
Essex Property Trust, Inc. (REIT)	50	5,855
Everest Re Group, Ltd. (Insurance)	100	9,461
Fannie Mae (Diversified Financial Services)	1,800	86,238
Federal Realty Investment Trust (REIT)	100	7,255
Federated Investors, Inc.—Class B (Diversified Financial Services)	200	6,202
Fidelity National Financial, Inc. (Insurance)	300	11,505
Fifth Third Bancorp (Banks)	900	34,326
First American Financial Corp. (Insurance)	150	5,552
First Horizon National Corp. (Banks)	250	10,475
First Midwest Bancorp, Inc. (Banks)	100	3,570
Forest City Enterprises, Inc.—Class A (Real Estate)	100	4,990
Franklin Resources, Inc. (Diversified Financial Services)	350	32,008
Freddie Mac (Diversified Financial Services)	1,300	75,218
Fulton Financial Corp. (Banks)	300	4,965
General Growth Properties, Inc. (REIT)	400	18,256
Genworth Financial, Inc.—Class A (Diversified Financial Services)	850	29,155
Golden West Financial Corp. (Savings & Loans)	550	40,513
Hanover Insurance Group, Inc. (Insurance)	100	4,628
Hartford Financial Services Group, Inc. (Insurance)	550	46,661
HCC Insurance Holdings, Inc. (Insurance)	200	6,098
Health Care Property Investors, Inc. (REIT)	250	6,855
Health Care REIT, Inc. (REIT)	100	3,619
Home Properties, Inc. (REIT)	50	2,789
Hospitality Properties Trust (REIT)	100	4,357
Host Marriott Corp. (REIT)	1,000	21,219
HRPT Properties Trust (REIT)	400	4,700
Hudson City Bancorp, Inc. (Savings & Loans)	1,000	12,970
Huntington Bancshares, Inc. (Banks)	450	10,958
IndyMac Bancorp, Inc. (Diversified Financial Services)	100	4,225
Investment Technology Group, Inc.* (Diversified Financial Services)	100	5,036
Investors Financial Services Corp. (Banks)	100	4,482
iStar Financial, Inc. (REIT)	200	7,952
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,500	296,529

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Janus Capital Group, Inc. (Diversified Financial Services)	400	$6,476
Jefferies Group, Inc. (Diversified Financial Services)	200	5,196
Jones Lang LaSalle, Inc. (Real Estate)	50	4,085
KeyCorp (Banks)	750	27,675
Kilroy Realty Corp. (REIT)	50	3,695
Kimco Realty Corp. (REIT)	400	15,696
Legg Mason, Inc. (Diversified Financial Services)	250	20,868
Liberty Property Trust (REIT)	150	7,028
Lincoln National Corp. (Insurance)	550	31,174
Loews Corp. (Insurance)	900	33,354
M&T Bank Corp. (Banks)	150	18,288
Mack-Cali Realty Corp. (REIT)	100	4,831
Marsh & McLennan Cos., Inc. (Insurance)	1,050	28,382
Marshall & Ilsley Corp. (Banks)	400	18,788
MBIA, Inc. (Insurance)	250	14,703
Mellon Financial Corp. (Banks)	750	26,250
Mercantile Bankshares Corp. (Banks)	250	8,890
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,700	123,793
MetLife, Inc. (Insurance)	850	44,199
MGIC Investment Corp. (Insurance)	150	8,537
Moneygram International, Inc. (Software)	150	4,598
Moody’s Corp. (Commercial Services)	450	24,696
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,850	123,024
Nasdaq Stock Market, Inc.* (Diversified Financial Services)	200	5,506
National City Corp. (Banks)	1,050	37,800
Nationwide Financial Services (Insurance)	100	4,508
New Century Financial Corp. (REIT)	100	4,366
New Plan Excel Realty Trust, Inc. (REIT)	200	5,184
New York Community Bancorp (Savings & Loans)	500	8,165
North Fork Bancorp, Inc. (Banks)	800	22,664
Northern Trust Corp. (Banks)	350	19,985
Nuveen Investments—Class A (Diversified Financial Services)	150	7,124
NYSE Group, Inc.* (Diversified Financial Services)	100	6,219
Ohio Casualty Corp. (Insurance)	100	2,592
Old Republic International Corp. (Insurance)	400	8,508
Pan Pacific Retail Properties (REIT)	100	6,910
PartnerRe, Ltd. (Insurance)	100	6,213
People’s Bank (Savings & Loans)	100	3,589
Philadelphia Consolidated Holding Corp.* (Insurance)	100	3,387
Plum Creek Timber Co., Inc. (Forest Products & Paper)	350	11,921
PMI Group, Inc. (Insurance)	150	6,369
PNC Financial Services Group (Banks)	550	38,962
Popular, Inc. (Banks)	500	8,995
Post Properties, Inc. (REIT)	100	4,801
Principal Financial Group, Inc. (Insurance)	500	27,000
Progressive Corp. (Insurance)	1,400	33,866
Prologis (REIT)	450	24,907
Protective Life Corp. (Insurance)	100	4,631
Prudential Financial, Inc. (Insurance)	900	70,775
Public Storage, Inc. (REIT)	150	12,044
Radian Group, Inc. (Insurance)	150	9,230
Raymond James Financial Corp. (Diversified Financial Services)	150	4,359
Rayonier, Inc. (Forest Products & Paper)	150	5,972

Common Stocks, continued
	Shares	Value
Realty Income Corp. (REIT)	150	$3,432
Reckson Associates Realty Corp. (REIT)	150	6,680
Regency Centers Corp. (REIT)	150	9,618
Regions Financial Corp. (Banks)	850	30,847
RenaissanceRe Holdings (Insurance)	100	5,181
SAFECO Corp. (Insurance)	200	10,744
Schwab (Diversified Financial Services)	2,000	31,760
SEI Investments Co. (Software)	150	7,329
Shurgard Storage Centers, Inc.—Class A (REIT)	100	6,590
Simon Property Group, Inc. (REIT)	400	34,211
Sky Financial Group, Inc. (Banks)	200	4,906
SL Green Realty Corp. (REIT)	100	11,430
SLM Corp. (Diversified Financial Services)	750	37,725
South Financial Group, Inc. (Banks)	150	4,053
Sovereign Bancorp, Inc. (Savings & Loans)	750	15,480
St. Joe Co. (Real Estate)	150	6,735
St. Paul Cos., Inc. (Insurance)	1,300	59,539
StanCorp Financial Group, Inc. (Insurance)	100	4,309
State Street Corp. (Banks)	600	36,036
SunTrust Banks, Inc. (Banks)	700	55,208
Synovus Financial Corp. (Banks)	500	14,130
T. Rowe Price Group, Inc. (Diversified Financial Services)	500	20,655
Taubman Centers, Inc. (REIT)	100	4,150
TCF Financial Corp. (Banks)	250	6,728
TD Ameritrade Holding Corp.* (Diversified Financial Services)	600	9,828
TD Banknorth, Inc. (Banks)	200	5,800
Texas Regional Bancshares, Inc.—Class A (Banks)	100	3,791
The Colonial BancGroup, Inc. (Banks)	300	7,620
The Commerce Group, Inc. (Insurance)	100	3,021
The Goldman Sachs Group, Inc. (Diversified Financial Services)	700	106,924
The Macerich Co. (REIT)	150	10,913
Thornburg Mortgage Asset Corp. (REIT)	200	5,120
Torchmark Corp. (Insurance)	200	12,094
Trizec Properties, Inc. (REIT)	200	5,752
U.S. Bancorp (Banks)	3,350	107,199
UnionBanCal Corp. (Banks)	100	6,179
United Dominion Realty Trust, Inc. (REIT)	250	6,963
Unitrin, Inc. (Insurance)	100	4,000
UnumProvident Corp. (Insurance)	550	8,927
Valley National Bancorp (Banks)	200	5,194
Ventas, Inc. (REIT)	200	7,146
Vornado Realty Trust (REIT)	250	26,137
W.R. Berkley Corp. (Insurance)	350	12,600
Wachovia Corp. (Banks)	3,000	160,889
Washington Federal, Inc. (Savings & Loans)	150	3,356
Washington Mutual, Inc. (Savings & Loans)	1,850	82,695
Webster Financial Corp. (Banks)	100	4,716
Weingarten Realty Investors (REIT)	150	5,994
Wells Fargo & Co. (Banks)	3,150	227,870
Whitney Holding Corp. (Banks)	100	3,609
Willis Group Holdings, Ltd. (Insurance)	250	8,133
Wilmington Trust Corp. (Banks)	150	6,533
XL Capital, Ltd.—Class A (Insurance)	350	22,295
Zions Bancorp (Banks)	200	16,428

TOTAL COMMON STOCKS (Cost $4,151,996)		5,359,966

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (24.8%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $1,758,254 (Collateralized by $1,802,000 of various U. S. Government Agency Obligations, 5.28%-5.412%, 10/31/06-2/27/09, market value $1,793,981)	$1,758,000	$1,758,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,758,000)		1,758,000

TOTAL INVESTMENT SECURITIES (Cost $5,909,996)—100.4%		7,117,966
Net other assets (liabilities)—(0.4%)		(30,790)

NET ASSETS—100.0%		$7,087,176

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT Real Estate Investment Trust

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 8/24/06 (Underlying notional amount at value $5,384,457)	10,100	$52,516

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Banks	23.1%
Commercial Services	0.5%
Diversified Financial Services	25.7%
Forest Products & Paper	0.3%
Insurance	15.9%
Real Estate	0.4%
Real Estate Investment Trust	7.1%
Savings & Loans	2.4%
Software	0.2%
Other***	24.4%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.7%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	13,140	$627,698
Abraxis Bioscience, Inc.* (Pharmaceuticals)	146	2,927
Advanced Medical Optics, Inc.* (Healthcare—Products)	584	28,762
Aetna, Inc. (Healthcare—Services)	4,964	156,316
Affymetrix, Inc.* (Biotechnology)	584	12,597
Albany Molecular Research, Inc.* (Commercial Services)	146	1,314
Alcon, Inc. (Healthcare—Products)	730	80,607
Alexion Pharmaceuticals, Inc.* (Biotechnology)	292	10,033
Alkermes, Inc.* (Pharmaceuticals)	730	12,527
Allergan, Inc. (Pharmaceuticals)	1,314	141,715
Alpharma, Inc. (Pharmaceuticals)	438	9,890
American Medical Systems Holdings, Inc.* (Healthcare—Products)	584	10,658
AMERIGROUP Corp.* (Healthcare—Services)	438	12,746
Amgen, Inc.* (Biotechnology)	10,074	702,561
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	1,022	49,874
Applera Corp.—Applied Biosystems Group (Electronics)	1,606	51,633
Applera Corp.—Celera Genomics Group* (Biotechnology)	730	9,855
Apria Healthcare Group, Inc.* (Healthcare—Services)	292	5,116
ArthroCare Corp.* (Healthcare—Products)	292	12,860
Bard (C.R.), Inc. (Healthcare—Products)	876	62,170
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	876	43,590
Bausch & Lomb, Inc. (Healthcare—Products)	438	20,717
Baxter International, Inc. (Healthcare—Products)	5,694	239,148
Beckman Coulter, Inc. (Healthcare—Products)	584	33,434
Becton, Dickinson & Co. (Healthcare—Products)	2,044	134,740
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	146	9,620
Biogen Idec, Inc.* (Biotechnology)	2,920	122,990
Biomet, Inc. (Healthcare—Products)	1,898	62,520
Biosite Diagnostics, Inc.* (Healthcare—Products)	146	5,691
Boston Scientific Corp.* (Healthcare—Products)	11,681	198,694
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,790	402,456
Caremark Rx, Inc. (Pharmaceuticals)	3,796	200,429
Celgene Corp.* (Biotechnology)	2,920	139,839
Cell Genesys, Inc.* (Biotechnology)	438	2,151
Cell Therapeutics, Inc.* (Pharmaceuticals)	876	1,113
Centene Corp.* (Healthcare—Services)	438	7,118
Cephalon, Inc.* (Pharmaceuticals)	584	38,392
Charles River Laboratories International, Inc.* (Biotechnology)	584	20,732
CIGNA Corp. (Insurance)	1,022	93,258
Community Health Systems, Inc.* (Healthcare—Services)	876	31,764
Cooper Cos., Inc. (Healthcare—Products)	438	19,360
Covance, Inc.* (Healthcare—Services)	584	37,236
Coventry Health Care, Inc.* (Healthcare—Services)	1,314	69,248
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	438	10,039
CuraGen Corp.* (Biotechnology)	438	1,332
CV Therapeutics, Inc.* (Pharmaceuticals)	438	5,366
Cyberonics, Inc.* (Healthcare—Products)	146	3,129
CYTYC Corp.* (Healthcare—Products)	1,022	25,141
Dade Behring Holdings, Inc. (Healthcare—Products)	730	29,733
Datascope Corp. (Healthcare—Products)	146	4,487

Common Stocks, continued
	Shares	Value
DaVita, Inc.* (Healthcare—Services)	876	$43,818
Delta & Pine Land Co. (Agriculture)	292	9,989
DENTSPLY International, Inc. (Healthcare—Products)	1,168	36,558
Edwards Lifesciences Corp.* (Healthcare—Products)	438	19,377
Eli Lilly & Co. (Pharmaceuticals)	8,322	472,440
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,168	36,290
Enzo Biochem, Inc.* (Biotechnology)	292	3,764
Enzon, Inc.* (Biotechnology)	438	3,508
eResearch Technology, Inc.* (Internet)	292	2,470
Express Scripts, Inc.* (Pharmaceuticals)	1,022	78,725
Fisher Scientific International, Inc.* (Electronics)	1,022	75,740
Forest Laboratories, Inc.* (Pharmaceuticals)	2,774	128,464
Gen-Probe, Inc.* (Healthcare—Products)	438	22,754
Genentech, Inc.* (Biotechnology)	3,942	318,592
Genzyme Corp.* (Biotechnology)	2,190	149,533
Gilead Sciences, Inc.* (Pharmaceuticals)	3,942	242,354
Haemonetics Corp.* (Healthcare—Products)	292	12,810
HCA, Inc. (Healthcare—Services)	3,358	165,079
Health Management Associates, Inc.—Class A (Healthcare—Services)	2,044	41,616
Health Net, Inc.* (Healthcare—Services)	1,022	42,893
Healthways, Inc.* (Healthcare—Services)	292	15,686
Henry Schein, Inc.* (Healthcare—Products)	730	34,609
Hillenbrand Industries, Inc. (Healthcare—Products)	438	21,751
Hologic, Inc.* (Healthcare—Products)	438	19,671
Hospira, Inc.* (Pharmaceuticals)	1,314	57,409
Human Genome Sciences, Inc.* (Biotechnology)	1,168	11,341
Humana, Inc.* (Healthcare—Services)	1,460	81,658
ICOS Corp.* (Biotechnology)	438	10,004
IDEXX Laboratories, Inc.* (Healthcare—Products)	292	25,842
ImClone Systems, Inc.* (Pharmaceuticals)	584	18,980
Immucor, Inc.* (Healthcare—Products)	584	11,627
Incyte Genomics, Inc.* (Biotechnology)	584	2,488
InterMune, Inc.* (Biotechnology)	292	4,663
Intuitive Surgical, Inc.* (Healthcare—Products)	292	27,798
Invacare Corp. (Healthcare—Products)	292	6,141
Invitrogen Corp.* (Biotechnology)	438	27,064
Johnson & Johnson (Healthcare—Products)	25,404	1,589,021
Kinetic Concepts, Inc.* (Healthcare—Products)	438	19,517
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,044	34,789
Kyphon, Inc.* (Healthcare—Products)	438	14,918
Laboratory Corp. of America Holdings* (Healthcare—Services)	1,022	65,837
LifePoint Hospitals, Inc.* (Healthcare—Services)	438	14,756
Lincare Holdings, Inc.* (Healthcare—Services)	876	30,494
Magellan Health Services, Inc.* (Healthcare—Services)	292	14,036
Manor Care, Inc. (Healthcare—Services)	730	36,537
Medarex, Inc.* (Pharmaceuticals)	1,022	9,556
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,628	155,919
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	438	12,071
MedImmune, Inc.* (Biotechnology)	2,190	55,582
Medtronic, Inc. (Healthcare—Products)	10,366	523,691
Mentor Corp. (Healthcare—Products)	292	12,982
Merck & Co., Inc. (Pharmaceuticals)	18,834	758,445

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
MGI Pharma, Inc.* (Pharmaceuticals)	730	$10,665
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,628	25,807
Millipore Corp.* (Biotechnology)	438	27,441
Molecular Devices Corp.* (Electronics)	146	3,371
Mylan Laboratories, Inc. (Pharmaceuticals)	1,752	38,474
Myriad Genetics, Inc.* (Biotechnology)	292	7,189
Nabi Biopharmaceuticals* (Pharmaceuticals)	438	2,225
Nektar Therapeutics* (Biotechnology)	730	11,899
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	292	2,701
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	146	2,885
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	438	1,708
Odyssey Healthcare, Inc.* (Healthcare—Services)	292	5,259
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	292	4,587
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	438	14,625
Owens & Minor, Inc. (Distribution/Wholesale)	292	8,821
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	292	4,450
PAREXEL International Corp.* (Commercial Services)	292	8,664
Patterson Cos., Inc.* (Healthcare—Products)	1,168	38,848
PDL BioPharma, Inc.* (Biotechnology)	1,022	18,406
Pediatrix Medical Group, Inc.* (Healthcare—Services)	438	18,571
Perrigo Co. (Pharmaceuticals)	730	11,563
Pfizer, Inc. (Pharmaceuticals)	62,780	1,631,652
Pharmaceutical Product Development, Inc. (Commercial Services)	876	33,708
PolyMedica Corp. (Healthcare—Products)	146	5,652
PSS World Medical, Inc.* (Healthcare—Products)	584	11,592
Psychiatric Solutions, Inc.* (Healthcare—Services)	438	13,793
Quest Diagnostics, Inc. (Healthcare—Services)	1,314	78,998
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	438	5,983
ResMed, Inc.* (Healthcare—Products)	584	27,103
Respironics, Inc.* (Healthcare—Products)	584	20,779
Savient Pharmaceuticals, Inc.* (Biotechnology)	584	3,446
Schering-Plough Corp. (Pharmaceuticals)	12,556	256,645
Sepracor, Inc.* (Pharmaceuticals)	876	43,274
Sierra Health Services, Inc.* (Healthcare—Services)	438	18,913
St. Jude Medical, Inc.* (Healthcare—Products)	3,066	113,135
STERIS Corp. (Healthcare—Products)	584	13,531
Stryker Corp. (Healthcare—Products)	2,336	106,311
Sunrise Assisted Living, Inc.* (Healthcare—Services)	438	12,649
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	146	1,520
Techne Corp.* (Healthcare—Products)	292	14,509
Telik, Inc.* (Biotechnology)	438	7,428
Tenet Healthcare Corp.* (Healthcare—Services)	3,942	23,337
The Medicines Co.* (Pharmaceuticals)	438	9,176
Thermo Electron Corp.* (Electronics)	1,460	54,035
Triad Hospitals, Inc.* (Healthcare—Services)	730	28,448
Trimeris, Inc.* (Pharmaceuticals)	146	1,387
United Surgical Partners International, Inc.* (Healthcare—Services)	438	10,819
United Therapeutics Corp.* (Pharmaceuticals)	146	8,659

Common Stocks, continued
	Shares	Value
UnitedHealth Group, Inc. (Healthcare—Services)	11,534	$551,670
Universal Health Services, Inc.—Class B (Healthcare—Services)	438	24,528
Valeant Pharmaceuticals International (Pharmaceuticals)	730	12,614
Varian Medical Systems, Inc.* (Healthcare—Products)	1,168	52,934
Varian, Inc.* (Electronics)	292	13,134
Ventana Medical Systems, Inc.* (Healthcare—Products)	292	13,610
Vertex Pharmaceuticals, Inc.* (Biotechnology)	876	29,364
Viasys Healthcare, Inc.* (Healthcare—Products)	292	7,522
Waters Corp.* (Electronics)	876	35,636
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	876	19,614
WellCare Health Plans, Inc.* (Healthcare—Services)	292	14,326
WellPoint, Inc.* (Healthcare—Services)	5,402	402,448
Wyeth (Pharmaceuticals)	11,388	551,976
Zimmer Holdings, Inc.* (Healthcare—Products)	2,044	129,263

TOTAL COMMON STOCKS (Cost $12,255,838)		14,330,263

Repurchase Agreements (24.7%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $4,679,676 (Collateralized by $4,839,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $4,773,882)	$4,679,000	4,679,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,679,000)		4,679,000

TOTAL INVESTMENT SECURITIES (Cost $16,934,838)—100.4%		19,009,263
Net other assets (liabilities)—(0.4%)		(67,563)

NET ASSETS—100.0%		$18,941,700

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 8/24/06 (Underlying notional amount at value $14,351,008)	45,469	$116,742

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Agriculture	0.1%
Biotechnology	9.3%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.2%
Healthcare—Products	20.7%
Healthcare—Services	11.0%
Insurance	0.5%
Internet	NM
Pharmaceuticals	32.7%
Other***	24.3%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.1%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	760	$53,504
Accenture, Ltd.—Class A (Commercial Services)	627	18,346
Actuant Corp.—Class A (Miscellaneous Manufacturing)	38	1,672
Acuity Brands, Inc. (Miscellaneous Manufacturing)	57	2,493
Acxiom Corp. (Software)	76	1,860
Affiliated Computer Services, Inc.—Class A* (Computers)	114	5,805
AGCO Corp.* (Machinery—Diversified)	95	2,181
Agilent Technologies, Inc.* (Electronics)	475	13,508
Albany International Corp.—Class A (Machinery—Diversified)	38	1,365
Alexander & Baldwin, Inc. (Transportation)	57	2,286
Alliance Data Systems Corp.* (Commercial Services)	76	3,900
Alliant Techsystems, Inc.* (Aerospace/Defense)	38	3,045
Allied Waste Industries, Inc.* (Environmental Control)	266	2,703
American Standard Cos. (Building Materials)	190	7,340
Ametek, Inc. (Electrical Components & Equipment)	76	3,224
Amphenol Corp.—Class A (Electronics)	95	5,328
Anixter International, Inc. (Telecommunications)	38	2,096
AptarGroup, Inc. (Miscellaneous Manufacturing)	38	1,957
Arkansas Best Corp. (Transportation)	19	844
Armor Holdings, Inc.* (Aerospace/Defense)	38	1,963
Arrow Electronics, Inc.* (Electronics)	133	3,759
Automatic Data Processing, Inc. (Software)	627	27,438
Avnet, Inc.* (Electronics)	152	2,766
Ball Corp. (Packaging & Containers)	114	4,366
Banta Corp. (Commercial Services)	19	671
BE Aerospace, Inc.* (Aerospace/Defense)	76	1,881
BearingPoint, Inc.* (Commercial Services)	209	1,672
Belden, Inc. (Electrical Components & Equipment)	38	1,233
Bemis Co., Inc. (Packaging & Containers)	114	3,500
Benchmark Electronics, Inc.* (Electronics)	76	1,849
Boeing Co. (Aerospace/Defense)	798	61,782
Brady Corp.—Class A (Electronics)	38	1,283
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	38	1,851
Burlington Northern Santa Fe Corp. (Transportation)	399	27,495
C.H. Robinson Worldwide, Inc. (Transportation)	190	8,698
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	38	3,036
Caterpillar, Inc. (Machinery—Construction & Mining)	741	52,515
Ceradyne, Inc.* (Miscellaneous Manufacturing)	19	929
Ceridian Corp.* (Computers)	152	3,650
CheckFree Corp.* (Internet)	76	3,382
Choicepoint, Inc.* (Commercial Services)	95	3,245
Clarcor, Inc. (Miscellaneous Manufacturing)	57	1,621
Cognex Corp. (Machinery—Diversified)	38	897
Coherent, Inc.* (Electronics)	38	1,218
Commscope, Inc.* (Telecommunications)	57	1,780
Con-way, Inc. (Transportation)	57	2,820
Convergys Corp.* (Commercial Services)	152	2,900
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	114	9,822
Corrections Corp. of America* (Commercial Services)	38	2,075
Crane Co. (Miscellaneous Manufacturing)	57	2,189
Crown Holdings, Inc.* (Packaging & Containers)	190	3,165
CSX Corp. (Transportation)	247	14,988

Common Stocks, continued
	Shares	Value
Cummins, Inc. (Machinery—Diversified)	38	$4,446
Curtiss-Wright Corp. (Aerospace/Defense)	57	1,656
Danaher Corp. (Miscellaneous Manufacturing)	266	17,343
Deere & Co. (Machinery—Diversified)	266	19,303
Deluxe Corp. (Commercial Services)	57	969
Dionex Corp.* (Electronics)	19	1,052
Donaldson Co., Inc. (Miscellaneous Manufacturing)	76	2,500
Dover Corp. (Miscellaneous Manufacturing)	228	10,748
DRS Technologies, Inc. (Aerospace/Defense)	38	1,759
Eagle Materials, Inc.—Class A (Building Materials)	57	2,050
Eaton Corp. (Miscellaneous Manufacturing)	171	10,961
eFunds Corp.* (Software)	57	1,199
EGL, Inc.* (Transportation)	38	1,669
EMCOR Group, Inc.* (Engineering & Construction)	38	1,958
Emdeon Corp.* (Internet)	304	3,657
Emerson Electric Co. (Electrical Components & Equipment)	456	35,988
Energy Conversion Devices* (Electrical Components & Equipment)	38	1,279
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	19	1,001
Esterline Technologies Corp.* (Aerospace/Defense)	19	804
Expeditors International of Washington, Inc. (Transportation)	228	10,367
Fastenal Co. (Distribution/Wholesale)	152	5,407
FedEx Corp. (Transportation)	323	33,821
Fidelity National Information Services, Inc. (Software)	95	3,395
First Data Corp. (Software)	836	34,152
Fiserv, Inc.* (Software)	190	8,295
Flextronics International, Ltd.* (Electronics)	627	7,110
FLIR Systems, Inc.* (Electronics)	76	1,825
Florida Rock Industries, Inc. (Building Materials)	57	2,169
Flowserve Corp.* (Machinery—Diversified)	57	2,953
Fluor Corp. (Engineering & Construction)	95	8,344
Fortune Brands, Inc. (Household Products/Wares)	152	11,023
Foster Wheeler, Ltd.* (Engineering & Construction)	76	2,899
FTI Consulting, Inc.* (Commercial Services)	38	998
Gardner Denver, Inc.* (Machinery—Diversified)	57	1,975
GATX Corp. (Trucking & Leasing)	57	2,234
General Cable Corp.* (Electrical Components & Equipment)	57	2,035
General Dynamics Corp. (Aerospace/Defense)	361	24,194
General Electric Co. (Miscellaneous Manufacturing)	11,438	373,908
Global Payments, Inc. (Software)	95	4,041
Goodrich Corp. (Aerospace/Defense)	133	5,369
Graco, Inc. (Machinery—Diversified)	76	2,986
Granite Construction, Inc. (Engineering & Construction)	38	1,653
Harland (John H.) Co. (Household Products/Wares)	38	1,494
Harsco Corp. (Miscellaneous Manufacturing)	38	3,063
Hewitt Associates, Inc.* (Commercial Services)	57	1,281
Hexcel Corp.* (Aerospace/Defense Equipment)	95	1,365
Honeywell International, Inc. (Miscellaneous Manufacturing)	836	32,353
Hubbell, Inc.—Class B (Electrical Components & Equipment)	57	2,679
IDEX Corp. (Machinery—Diversified)	57	2,477
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	532	24,328

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
IMS Health, Inc. (Software)	228	$6,256
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	361	12,924
Iron Mountain, Inc.* (Commercial Services)	133	5,453
Itron, Inc.* (Electronics)	19	884
ITT Industries, Inc. (Miscellaneous Manufacturing)	209	10,565
J.B. Hunt Transport Services, Inc. (Transportation)	133	2,736
Jabil Circuit, Inc. (Electronics)	209	4,828
Jacobs Engineering Group, Inc.* (Engineering & Construction)	57	4,730
JLG Industries, Inc. (Machinery—Construction & Mining)	114	2,063
Joy Global, Inc. (Machinery—Construction & Mining)	133	4,990
Kansas City Southern Industries, Inc.* (Transportation)	76	1,871
Kaydon Corp. (Metal Fabricate/Hardware)	38	1,378
Kennametal, Inc. (Hand/Machine Tools)	38	2,024
Kirby Corp.* (Transportation)	57	1,830
L-3 Communications Holdings, Inc. (Aerospace/Defense)	133	9,795
Labor Ready, Inc.* (Commercial Services)	57	930
Landstar System, Inc. (Transportation)	57	2,433
Lennox International, Inc. (Building Materials)	76	1,734
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	38	2,179
Lockheed Martin Corp. (Aerospace/Defense)	380	30,278
Louisiana-Pacific Corp. (Forest Products & Paper)	114	2,280
Manitowoc Co. (Machinery—Diversified)	76	2,984
Manpower, Inc. (Commercial Services)	95	5,651
Martin Marietta Materials (Building Materials)	57	4,590
Masco Corp. (Building Materials)	437	11,681
McDermott International, Inc.* (Engineering & Construction)	114	5,192
MDU Resources Group, Inc. (Electric)	171	4,215
MeadWestvaco Corp. (Forest Products & Paper)	190	4,962
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	38	2,338
Mine Safety Appliances Co. (Environmental Control)	38	1,510
Molex, Inc. (Electrical Components & Equipment)	57	1,808
Molex, Inc.,—Class A (Electrical Components & Equipment)	76	2,054
Monster Worldwide, Inc.* (Internet)	133	5,320
MPS Group, Inc.* (Commercial Services)	114	1,481
MSC Industrial Direct Co.—Class A (Retail)	57	2,350
Mueller Industries, Inc. (Metal Fabricate/Hardware)	38	1,396
National Instruments Corp. (Computers)	57	1,582
Navigant Consulting Co.* (Commercial Services)	57	1,088
Navistar International Corp.* (Auto Manufacturers)	76	1,699
NCI Building Systems, Inc.* (Building Materials)	19	888
Nordson Corp. (Machinery—Diversified)	38	1,729
Norfolk Southern Corp. (Transportation)	456	19,800
Northrop Grumman Corp. (Aerospace/Defense)	361	23,895
OMI Corp. (Transportation)	76	1,677
Oshkosh Truck Corp. (Auto Manufacturers)	76	3,259
Overseas Shipholding Group, Inc. (Transportation)	38	2,447
Owens-Illinois, Inc.* (Packaging & Containers)	152	2,300
PACCAR, Inc. (Auto Manufacturers)	190	15,343
Pacer International, Inc. (Transportation)	38	1,134
Packaging Corp. of America (Packaging & Containers)	95	2,178
Pactiv Corp.* (Packaging & Containers)	152	3,726
Pall Corp. (Miscellaneous Manufacturing)	133	3,469

Common Stocks, continued
	Shares	Value
Parker Hannifin Corp. (Miscellaneous Manufacturing)	133	$9,608
Paychex, Inc. (Commercial Services)	380	12,988
Pentair, Inc. (Miscellaneous Manufacturing)	114	3,274
PerkinElmer, Inc. (Electronics)	133	2,398
PHH Corp.* (Commercial Services)	57	1,426
Plexus Corp.* (Electronics)	57	1,420
Powerwave Technologies, Inc.* (Telecommunications)	114	905
Precision Castparts Corp. (Metal Fabricate/Hardware)	152	9,066
Quanex Corp. (Metal Fabricate/Hardware)	38	1,379
Quanta Services, Inc.* (Commercial Services)	114	1,819
R.R. Donnelley & Sons Co. (Commercial Services)	228	6,655
Raytheon Co. (Aerospace/Defense)	494	22,265
Regal-Beloit Corp. (Hand/Machine Tools)	38	1,511
Republic Services, Inc. (Environmental Control)	133	5,341
Resources Connection, Inc.* (Commercial Services)	57	1,349
Robert Half International, Inc. (Commercial Services)	190	6,148
Rockwell Collins, Inc. (Aerospace/Defense)	190	10,140
Rockwell International Corp. (Machinery—Diversified)	171	10,598
Roper Industries, Inc. (Miscellaneous Manufacturing)	95	4,294
Ryder System, Inc. (Transportation)	76	3,830
Sanmina-SCI Corp.* (Electronics)	589	2,038
Sealed Air Corp. (Packaging & Containers)	95	4,488
Shaw Group, Inc.* (Engineering & Construction)	76	1,572
Sherwin-Williams Co. (Chemicals)	133	6,730
Simpson Manufacturing Co., Inc. (Building Materials)	38	1,064
Smurfit-Stone Container Corp.* (Packaging & Containers)	285	2,884
Solectron Corp.* (Electronics)	1,007	3,041
Sonoco Products Co. (Packaging & Containers)	114	3,708
SPX Corp. (Miscellaneous Manufacturing)	57	3,115
Stericycle, Inc.* (Environmental Control)	57	3,829
Swift Transportation Co., Inc.* (Transportation)	57	1,525
Symbol Technologies, Inc. (Electronics)	285	3,149
Tektronix, Inc. (Electronics)	95	2,591
Teleflex, Inc. (Miscellaneous Manufacturing)	38	2,169
Temple-Inland, Inc. (Forest Products & Paper)	114	4,850
Terex Corp.* (Machinery—Construction & Mining)	114	5,112
Tetra Tech, Inc.* (Environmental Control)	57	914
Texas Industries, Inc. (Building Materials)	19	938
Textron, Inc. (Miscellaneous Manufacturing)	114	10,250
The Brink’s Co. (Miscellaneous Manufacturing)	57	3,140
The Corporate Executive Board Co. (Commercial Services)	38	3,572
The Genlyte Group, Inc.* (Building Materials)	19	1,321
Thomas & Betts Corp.* (Electronics)	76	3,597
Timken Co. (Metal Fabricate/Hardware)	95	3,059
Toro Co. (Housewares)	38	1,574
Trimble Navigation, Ltd.* (Electronics)	57	2,738
Trinity Industries, Inc. (Miscellaneous Manufacturing)	95	3,175
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,223	57,998
Union Pacific Corp. (Transportation)	285	24,225
United Parcel Service, Inc.—Class B (Transportation)	722	49,753
United Rentals, Inc.* (Commercial Services)	76	2,122
United Technologies Corp. (Aerospace/Defense)	1,026	63,808

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
URS Corp.* (Engineering & Construction)	57	$2,257
USG CORP.* (Building Materials)	38	1,762
UTI Worldwide, Inc. (Transportation)	95	2,214
Vishay Intertechnology, Inc.* (Electronics)	190	2,666
Vulcan Materials Co. (Building Materials)	95	6,362
W.W. Grainger, Inc. (Distribution/Wholesale)	95	5,899
Wabtec Corp. (Machinery—Diversified)	57	1,514
Walter Industries, Inc. (Holding Companies—Diversified)	38	1,701
Washington Group International, Inc. (Engineering & Construction)	38	2,052
Waste Connections, Inc.* (Environmental Control)	57	2,131
Waste Management, Inc. (Environmental Control)	608	20,903
Watsco, Inc. (Distribution/Wholesale)	19	842
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	38	1,252
Werner Enterprises, Inc. (Transportation)	57	1,026
WESCO International, Inc.* (Distribution/Wholesale)	57	3,320
West Corp.* (Telecommunications)	38	1,813
YRC Worldwide Inc.* (Transportation)	57	2,267
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	76	2,383

TOTAL COMMON STOCKS (Cost $1,759,341)		1,855,165

Repurchase Agreements (25.6%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $634,092 (Collateralized by $640,000 Federal National Mortgage Association, 5.28%, 2/27/09, market value $647,031)	$634,000	634,000

TOTAL REPURCHASE AGREEMENTS (Cost $634,000)		634,000

TOTAL INVESTMENT SECURITIES (Cost $2,393,341)—100.7%		2,489,165
Net other assets (liabilities)—(0.7%)		(16,539)

NET ASSETS—100.0%		$2,472,626

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 8/24/06 (Underlying notional amount at value $1,872,795)	6,627	$(7,113)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Aerospace/Defense	10.6%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.8%
Building Materials	1.7%
Chemicals	0.3%
Commercial Services	3.6%
Computers	0.4%
Distribution/Wholesale	0.6%
Electric	0.2%
Electrical Components & Equipment	2.1%
Electronics	2.8%
Engineering & Construction	1.2%
Environmental Control	1.5%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.2%
Holding Companies—Diversified	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Internet	0.5%
Machinery—Construction & Mining	2.7%
Machinery—Diversified	2.3%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	27.4%
Packaging & Containers	1.2%
Retail	0.1%
Software	3.5%
Telecommunications	0.3%
Transportation	9.0%
Trucking & Leasing	0.1%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (74.8%)
	Shares	Value
Agile Software Corp.* (Internet)	6,734	$39,529
Akamai Technologies, Inc.* (Internet)	19,292	764,542
Allscripts Healthcare Solution* (Software)	5,642	107,537
Amazon.com, Inc.* (Internet)	38,038	1,022,842
aQuantive, Inc.* (Internet)	8,736	179,088
Ariba, Inc.* (Internet)	9,100	70,980
Audible, Inc.* (Internet)	2,366	17,674
Autobytel, Inc.* (Internet)	5,278	17,312
BEA Systems, Inc.* (Software)	48,958	574,766
Check Point Software Technologies, Ltd.* (Internet)	22,204	373,027
CheckFree Corp.* (Internet)	9,464	421,148
CMGI, Inc.* (Internet)	56,966	59,245
CNET Networks, Inc.* (Internet)	17,290	145,928
Digital Insight Corp.* (Internet)	4,004	94,494
Digital River, Inc.* (Internet)	4,914	220,344
E*TRADE Financial Corp.* (Diversified Financial Services)	52,962	1,234,544
EarthLink, Inc.* (Internet)	15,288	110,226
eBay, Inc.* (Internet)	44,954	1,082,043
Emdeon Corp.* (Internet)	34,944	420,376
Google, Inc.—Class A* (Internet)	3,640	1,407,224
IAC/InterActiveCorp* (Internet)	30,758	729,272
Infospace, Inc.* (Internet)	3,822	84,313
Internet Security Systems, Inc.* (Internet)	5,824	130,982
Interwoven, Inc.* (Internet)	4,732	44,859
J2 Global Communications, Inc.* (Internet)	6,188	173,264
Jupitermedia Corp.* (Internet)	2,730	27,327
Monster Worldwide, Inc.* (Internet)	14,378	575,120
Priceline.com, Inc.* (Internet)	3,094	83,167
RealNetworks, Inc.* (Internet)	13,286	132,727
Sapient Corp.* (Internet)	10,010	48,048
TD Ameritrade Holding Corp.* (Diversified Financial Services)	39,494	646,912
Tibco Software, Inc.* (Internet)	26,390	210,064
United Online, Inc. (Internet)	7,826	85,382
ValueClick, Inc.* (Internet)	12,922	186,206
VeriSign, Inc.* (Internet)	30,758	551,491
Vignette Corp.* (Internet)	3,822	49,648
webMethods, Inc.* (Internet)	6,734	50,101
Websense, Inc.* (Internet)	6,006	112,613
Yahoo!, Inc.* (Internet)	46,592	1,264,507

TOTAL COMMON STOCKS (Cost $6,784,899)		13,548,872

Repurchase Agreements (27.0%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $4,877,704 (Collateralized by $5,044,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $4,976,124)	$4,877,000	$4,877,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,877,000)		4,877,000

TOTAL INVESTMENT SECURITIES (Cost $11,661,899)—101.8%		18,425,872
Net other assets (liabilities)—(1.8%)		(332,000)

NET ASSETS—100.0%		$18,093,872

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 8/24/06 (Underlying notional amount at value $13,623,222)	166,563	$(187,719)

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Diversified Financial Services	10.4%
Internet	60.6%
Software	3.8%
Other***	25.2%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (54.3%)
	Shares	Value
Alltel Corp. (Telecommunications)	46,728	$2,577,984
Dobson Communications Corp.* (Telecommunications)	18,054	121,142
Leap Wireless International, Inc.* (Telecommunications)	5,310	237,357
NII Holdings, Inc.—Class B* (Telecommunications)	16,284	859,470
Sprint Corp. (Telecommunications)	184,026	3,643,714
Telephone & Data Systems, Inc. (Telecommunications)	6,018	245,895
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	6,018	239,216

TOTAL COMMON STOCKS (Cost $6,482,619)		7,924,778

Repurchase Agreements (20.8%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $3,038,439 (Collateralized by $3,142,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $3,099,719)	$3,038,000	3,038,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,038,000)		3,038,000

TOTAL INVESTMENT SECURITIES (Cost $9,520,619)—75.1%		10,962,778
Net other assets (liabilities)—24.9%		3,638,362

NET ASSETS—100.0%		$14,601,140

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 8/24/06 (Underlying notional amount at value $14,202,898)	39,227	$134,166

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of July 31, 2006:

Telecommunications	54.3%
Other***	45.7%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.0%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	40,542	$1,854,391
Apache Corp. (Oil & Gas)	28,659	2,019,600
Atwood Oceanics, Inc.* (Oil & Gas)	2,097	98,412
Baker Hughes, Inc. (Oil & Gas Services)	30,057	2,403,056
Berry Petroleum Co.—Class A (Oil & Gas)	3,495	117,572
BJ Services Co. (Oil & Gas Services)	28,659	1,039,462
Bristow Group, Inc.* (Transportation)	2,097	71,067
Cabot Oil & Gas Corp. (Oil & Gas)	4,194	221,234
Cameron International Corp.* (Oil & Gas Services)	10,485	528,549
Cheniere Energy, Inc.* (Oil & Gas)	4,893	171,206
Chesapeake Energy Corp. (Oil & Gas)	33,552	1,103,861
ChevronTexaco Corp. (Oil & Gas)	198,516	13,058,381
Cimarex Energy Co. (Oil & Gas)	6,990	285,402
Comstock Resources, Inc.* (Oil & Gas)	3,495	102,823
ConocoPhillips (Oil & Gas)	135,606	9,307,995
Core Laboratories NV* (Oil & Gas Services)	2,097	153,081
Denbury Resources, Inc.* (Oil & Gas)	10,485	363,515
Devon Energy Corp. (Oil & Gas)	37,047	2,394,718
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,592	441,377
Dynegy, Inc.—Class A* (Pipelines)	34,950	196,769
El Paso Corp. (Pipelines)	61,512	984,192
Encore Acquisition Co.* (Oil & Gas)	4,194	127,749
Ensco International, Inc. (Oil & Gas)	13,281	613,848
EOG Resources, Inc. (Oil & Gas)	20,970	1,554,926
Exxon Mobil Corp. (Oil & Gas)	537,531	36,412,349
FMC Technologies, Inc.* (Oil & Gas Services)	6,291	396,459
Forest Oil Corp.* (Oil & Gas)	4,893	163,964
Frontier Oil Corp. (Oil & Gas)	9,786	344,957
Global Industries, Ltd.* (Oil & Gas Services)	7,689	128,253
GlobalSantaFe Corp. (Oil & Gas)	21,669	1,190,278
Grant Prideco, Inc.* (Oil & Gas Services)	11,184	508,984
Grey Wolf, Inc.* (Oil & Gas)	16,776	128,504
Halliburton Co. (Oil & Gas Services)	90,870	3,031,422
Hanover Compressor Co.* (Oil & Gas Services)	7,689	146,091
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,291	245,286
Helmerich & Payne, Inc. (Oil & Gas)	8,388	232,180
Hess Corp. (Oil & Gas)	22,368	1,183,267
Holly Corp. (Oil & Gas)	4,194	212,216
Houston Exploration Co.* (Oil & Gas)	2,796	178,553
Hydril* (Oil & Gas Services)	2,097	145,259
Input/Output, Inc.* (Oil & Gas Services)	6,291	61,841
Kerr-McGee Corp. (Oil & Gas)	19,572	1,373,954
Kinder Morgan, Inc. (Pipelines)	9,786	998,172
Lone Star Technologies, Inc.* (Oil & Gas Services)	2,796	131,692
Marathon Oil Corp. (Oil & Gas)	32,154	2,914,439
Mariner Energy, Inc.* (Oil & Gas)	6,990	125,890
Maverick Tube Corp.* (Oil & Gas Services)	3,495	222,946
Murphy Oil Corp. (Oil & Gas)	15,378	791,352
Nabors Industries, Ltd.* (Oil & Gas)	27,261	962,859
National-Oilwell Varco, Inc.* (Oil & Gas Services)	15,378	1,030,941
Newfield Exploration Co.* (Oil & Gas)	11,184	518,714
Newpark Resources, Inc.* (Oil & Gas Services)	7,689	47,134
Noble Corp. (Oil & Gas)	11,883	852,605
Noble Energy, Inc. (Oil & Gas)	15,378	778,281
Occidental Petroleum Corp. (Oil & Gas)	37,746	4,067,132
Oceaneering International, Inc.* (Oil & Gas Services)	4,194	183,362
OGE Energy Corp. (Electric)	7,689	291,029
Parker Drilling Co.* (Oil & Gas)	9,087	65,972

Common Stocks, continued
	Shares	Value
Patterson-UTI Energy, Inc. (Oil & Gas)	15,378	$435,505
Penn Virginia Corp. (Oil & Gas)	1,398	95,427
Pioneer Natural Resources Co. (Oil & Gas)	11,184	507,194
Plains Exploration & Production Co.* (Oil & Gas)	6,990	307,280
Pogo Producing Co. (Oil & Gas)	4,893	216,613
Pride International, Inc.* (Oil & Gas)	13,980	417,583
Quicksilver Resources, Inc.* (Oil & Gas)	4,893	173,016
Range Resources Corp. (Oil & Gas)	11,883	334,031
Rowan Cos., Inc. (Oil & Gas)	9,786	331,452
Schlumberger, Ltd. (Oil & Gas Services)	103,452	6,915,765
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,097	170,591
Smith International, Inc. (Oil & Gas Services)	18,873	841,170
Southwestern Energy Co.* (Oil & Gas)	14,679	504,958
St. Mary Land & Exploration Co. (Oil & Gas)	4,893	210,399
Stone Energy Corp.* (Oil & Gas)	2,097	98,035
Sunoco, Inc. (Oil & Gas)	11,883	826,344
Superior Energy Services, Inc.* (Oil & Gas Services)	6,990	239,408
Swift Energy Co.* (Oil & Gas)	2,796	134,208
Tesoro Petroleum Corp. (Oil & Gas)	6,291	470,567
TETRA Technologies, Inc.* (Oil & Gas Services)	6,291	179,986
Tidewater, Inc. (Oil & Gas Services)	4,893	233,445
Todco—Class A (Oil & Gas)	5,592	213,111
Transocean Sedco Forex, Inc.* (Oil & Gas)	28,659	2,213,335
Unit Corp.* (Oil & Gas)	4,194	245,936
Universal Compression Holdings, Inc.* (Oil & Gas Services)	2,796	178,105
Valero Energy Corp. (Oil & Gas)	54,522	3,676,418
Veritas DGC, Inc.* (Oil & Gas Services)	2,796	160,127
W-H Energy Services, Inc.* (Oil & Gas Services)	2,796	153,836
Weatherford International, Ltd.* (Oil & Gas Services)	30,756	1,440,611
Western Gas Resources, Inc. (Pipelines)	5,592	339,099
Whiting Petroleum Corp.* (Oil & Gas)	3,495	163,217
Williams Cos., Inc. (Pipelines)	52,425	1,271,306
XTO Energy, Inc. (Oil & Gas)	32,154	1,510,916

TOTAL COMMON STOCKS (Cost $82,812,431)		124,488,517

Repurchase Agreements (22.4%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $37,148,365 (Collateralized by $37,561,000 of various Federal National Mortgage Association Securities, 5.25%-5.275%, 8/16/06-4/15/07, market value $37,886,516)	$37,143,000	$37,143,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,143,000)		37,143,000

TOTAL INVESTMENT SECURITIES (Cost $119,955,431)—97.4%		161,631,517
Net other assets (liabilities)—2.6%		4,233,716

NET ASSETS—100.0%		$165,865,233

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 8/24/06 (Underlying notional amount at value $124,642,351)	250,749	$5,149,208

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Electric	0.2%
Oil & Gas	59.9%
Oil & Gas Services	12.6%
Pipelines	2.3%
Transportation	NM
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.3%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	308	$14,454
Baker Hughes, Inc. (Oil & Gas Services)	3,872	309,567
BJ Services Co. (Oil & Gas Services)	3,652	132,458
Bristow Group, Inc.* (Transportation)	264	8,947
Cameron International Corp.* (Oil & Gas Services)	1,320	66,541
Core Laboratories NV* (Oil & Gas Services)	308	22,484
Diamond Offshore Drilling, Inc. (Oil & Gas)	704	55,567
El Paso Corp. (Pipelines)	7,876	126,016
Ensco International, Inc. (Oil & Gas)	1,716	79,314
FMC Technologies, Inc.* (Oil & Gas Services)	792	49,912
Global Industries, Ltd.* (Oil & Gas Services)	968	16,146
GlobalSantaFe Corp. (Oil & Gas)	2,772	152,266
Grant Prideco, Inc.* (Oil & Gas Services)	1,496	68,083
Grey Wolf, Inc.* (Oil & Gas)	2,156	16,515
Halliburton Co. (Oil & Gas Services)	11,616	387,511
Hanover Compressor Co.* (Oil & Gas Services)	968	18,392
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	968	37,742
Helmerich & Payne, Inc. (Oil & Gas)	1,056	29,230
Hydril* (Oil & Gas Services)	220	15,239
Input/Output, Inc.* (Oil & Gas Services)	792	7,785
Kinder Morgan, Inc. (Pipelines)	1,232	125,664
Lone Star Technologies, Inc.* (Oil & Gas Services)	352	16,579
Maverick Tube Corp.* (Oil & Gas Services)	396	25,261
Nabors Industries, Ltd.* (Oil & Gas)	3,520	124,326
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,936	129,789
Newpark Resources, Inc.* (Oil & Gas Services)	1,012	6,204
Noble Corp. (Oil & Gas)	1,540	110,495
Oceaneering International, Inc.* (Oil & Gas Services)	616	26,932
OGE Energy Corp. (Electric)	1,012	38,304
Parker Drilling Co.* (Oil & Gas)	1,188	8,625
Patterson-UTI Energy, Inc. (Oil & Gas)	1,936	54,828
Pride International, Inc.* (Oil & Gas)	1,848	55,200
Rowan Cos., Inc. (Oil & Gas)	1,232	41,728
Schlumberger, Ltd. (Oil & Gas Services)	13,332	891,245
SEACOR SMIT, Inc.* (Oil & Gas Services)	264	21,476
Smith International, Inc. (Oil & Gas Services)	2,420	107,859
Superior Energy Services, Inc.* (Oil & Gas Services)	880	30,140
TETRA Technologies, Inc.* (Oil & Gas Services)	792	22,659
Tidewater, Inc. (Oil & Gas Services)	616	29,389
Todco—Class A (Oil & Gas)	704	26,829
Transocean Sedco Forex, Inc.* (Oil & Gas)	3,696	285,442
Unit Corp.* (Oil & Gas)	528	30,962
Universal Compression Holdings, Inc.* (Oil & Gas Services)	352	22,422
Veritas DGC, Inc.* (Oil & Gas Services)	396	22,679
W-H Energy Services, Inc.* (Oil & Gas Services)	352	19,367
Weatherford International, Ltd.* (Oil & Gas Services)	3,916	183,425
Williams Cos., Inc. (Pipelines)	6,732	163,251

TOTAL COMMON STOCKS (Cost $4,050,171)		4,235,249

Repurchase Agreements (18.5%)
	Principal Amount	Value
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $1,041,150 (Collateralized by $1,064,000 of various U.S. Government Agency Obligations, 5.28%-5.412%, 10/31/06-2/27/09, market value $1,063,615)	$1,041,000	$1,041,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,041,000)		1,041,000

TOTAL INVESTMENT SECURITIES (Cost $5,091,171)—93.8%		5,276,249
Net other assets (liabilities)—6.2%		346,533

NET ASSETS—100.0%		$5,622,782

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 8/24/06 (Underlying notional amount at value $4,230,617)	7,394	$216,112

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Electric	0.7%
Oil & Gas	19.3%
Oil & Gas Services	47.7%
Pipelines	7.4%
Transportation	0.2%
Other***	24.7%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (72.5%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	38,262	$1,827,776
Abraxis Bioscience, Inc.* (Pharmaceuticals)	598	11,990
Alkermes, Inc.* (Pharmaceuticals)	2,392	41,047
Allergan, Inc. (Pharmaceuticals)	4,186	451,460
Alpharma, Inc. (Pharmaceuticals)	1,196	27,006
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	2,691	133,904
Bristol-Myers Squibb Co. (Pharmaceuticals)	52,325	1,254,230
Cephalon, Inc.* (Pharmaceuticals)	1,495	98,281
Eli Lilly & Co. (Pharmaceuticals)	23,013	1,306,448
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,588	111,479
Forest Laboratories, Inc.* (Pharmaceuticals)	8,671	401,554
Hospira, Inc.* (Pharmaceuticals)	4,186	182,886
Johnson & Johnson (Healthcare—Products)	79,833	4,993,554
King Pharmaceuticals, Inc.* (Pharmaceuticals)	6,578	111,958
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,495	41,202
Merck & Co., Inc. (Pharmaceuticals)	59,202	2,384,065
MGI Pharma, Inc.* (Pharmaceuticals)	2,093	30,579
Mylan Laboratories, Inc. (Pharmaceuticals)	5,681	124,755
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	598	11,816
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	897	13,670
Perrigo Co. (Pharmaceuticals)	2,392	37,889
Pfizer, Inc. (Pharmaceuticals)	196,742	5,113,325
Schering-Plough Corp. (Pharmaceuticals)	39,468	806,726
Sepracor, Inc.* (Pharmaceuticals)	2,990	147,706
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	598	6,225
The Medicines Co.* (Pharmaceuticals)	1,196	25,056
Valeant Pharmaceuticals International (Pharmaceuticals)	2,392	41,334
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,990	66,946
Wyeth (Pharmaceuticals)	26,880	1,302,874

TOTAL COMMON STOCKS (Cost $19,128,680)		21,107,741

Repurchase Agreements (30.2%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $8,780,268 (Collateralized by $9,135,000 of various U.S. Government Agency Obligations, 4.00%-5.412%, 10/31/06-7/25/08, market value $8,955,337)	$8,779,000	8,779,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,779,000)		8,779,000

Rights/Warrants(NM)
	Shares	Value
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	$1

TOTAL RIGHTS/WARRANTS (Cost $0)		1

TOTAL INVESTMENTS SECURITIES (Cost $27,907,680)—102.7%		29,886,742
Net other assets (liabilities)—(2.7%)		(773,355)

NET ASSETS—100.0%		$29,113,387

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM Not meaningful, amount is less than 0.05%.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 8/24/06 (Underlying notional amount at value $21,932,681)	83,006	$387,986

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Healthcare—Products	17.2%
Pharmaceuticals	55.3%
Other***	27.5%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (99.4%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $202,546,252 (Collateralized by $206,719,000 of various U.S. Government Agency Obligations, 5.00%-5.301%, 8/23/06-9/14/07, market value $206,569,303)	$202,517,000	$202,517,000

TOTAL REPURCHASE AGREEMENTS (Cost $202,517,000)		202,517,000

TOTAL INVESTMENT SECURITIES (Cost $202,517,000)—99.4%		202,517,000
Net other assets (liabilities)—0.6%		1,264,660

NET ASSETS—100.0%		$203,781,660

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 8/24/06 (Underlying notional amount at value $305,352,517)	1,057,315	$840,947

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.1%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	4,920	$464,546
AMB Property Corp. (REIT)	17,384	911,443
American Financial Realty Trust (REIT)	25,256	292,464
American Home Mortgage Investment Corp. (REIT)	8,856	309,252
Annaly Mortgage Management, Inc. (REIT)	31,160	399,160
Apartment Investment and Management Co.—Class A (REIT)	19,024	914,864
Archstone-Smith Trust (REIT)	41,656	2,185,690
Avalonbay Communities, Inc. (REIT)	14,760	1,725,739
BioMed Realty Trust, Inc. (REIT)	11,152	332,441
Boston Properties, Inc. (REIT)	22,304	2,190,253
Brandywine Realty Trust (REIT)	17,712	560,408
BRE Properties, Inc.—Class A (REIT)	10,168	596,252
Brookfield Properties Corp. (Real Estate)	22,960	765,716
Camden Property Trust (REIT)	11,152	852,570
CapitalSource, Inc. (Diversified Financial Services)	24,600	580,314
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	36,408	856,681
CBL & Associates Properties, Inc. (REIT)	12,464	488,090
Colonial Properties Trust (REIT)	8,856	424,468
Corporate Office Properties Trust (REIT)	8,200	369,000
Cousins Properties, Inc. (REIT)	7,872	250,093
Crescent Real Estate Equities Co. (REIT)	19,024	371,348
Developers Diversified Realty Corp. (REIT)	21,648	1,142,581
Duke-Weeks Realty Corp. (REIT)	26,568	989,924
Equity Inns, Inc. (REIT)	10,824	170,694
Equity Lifestyle Properties, Inc. (REIT)	4,264	183,224
Equity Office Properties Trust (REIT)	72,160	2,735,587
Equity Residential Properties Trust (REIT)	57,400	2,669,675
Essex Property Trust, Inc. (REIT)	4,592	537,677
Federal Realty Investment Trust (REIT)	10,496	761,485
FelCor Lodging Trust, Inc. (REIT)	12,136	266,992
First Industrial Realty Trust, Inc. (REIT)	8,856	356,720
Forest City Enterprises, Inc.—Class A (Real Estate)	11,480	572,852
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	29,192	267,983
General Growth Properties, Inc. (REIT)	44,608	2,035,909
Glenborough Realty Trust, Inc. (REIT)	6,232	138,350
Health Care Property Investors, Inc. (REIT)	26,896	737,488
Health Care REIT, Inc. (REIT)	12,136	439,202
Healthcare Realty Trust, Inc. (REIT)	9,512	314,752
Highwoods Properties, Inc. (REIT)	10,496	390,871
Home Properties, Inc. (REIT)	6,888	384,213
Hospitality Properties Trust (REIT)	13,120	571,638
Host Marriott Corp. (REIT)	102,664	2,178,530
HRPT Properties Trust (REIT)	41,328	485,604
IMPAC Mortgage Holdings, Inc. (REIT)	13,776	148,368
iStar Financial, Inc. (REIT)	22,632	899,848
Jones Lang LaSalle, Inc. (Real Estate)	6,560	535,952
Kilroy Realty Corp. (REIT)	6,232	460,482
Kimco Realty Corp. (REIT)	40,672	1,595,969
KKR Financial Corp. (REIT)	15,744	364,631
LaSalle Hotel Properties (REIT)	7,872	325,192
Lexington Corporate Properties Trust (REIT)	10,496	209,080
Liberty Property Trust (REIT)	17,384	814,440
Mack-Cali Realty Corp. (REIT)	12,136	586,290
Maguire Properties, Inc. (REIT)	6,888	257,680
Mills Corp. (REIT)	11,152	258,503
Nationwide Health Properties, Inc. (REIT)	14,432	342,327
New Century Financial Corp. (REIT)	10,168	443,935

Common Stocks, continued
	Shares	Value
New Plan Excel Realty Trust, Inc. (REIT)	20,664	$535,611
Novastar Financial, Inc. (REIT)	6,560	227,042
Pan Pacific Retail Properties (REIT)	7,872	543,955
Pennsylvania (REIT)	7,216	284,166
Plum Creek Timber Co., Inc. (Forest Products & Paper)	36,080	1,228,884
Post Properties, Inc. (REIT)	8,528	409,429
Potlatch Corp. (Forest Products & Paper)	7,544	261,098
Prologis (REIT)	47,888	2,650,601
Public Storage, Inc. (REIT)	17,384	1,395,761
Rayonier, Inc. (Forest Products & Paper)	14,760	587,596
Realty Income Corp. (REIT)	17,384	397,746
Reckson Associates Realty Corp. (REIT)	16,400	730,292
Redwood Trust, Inc. (REIT)	4,592	218,487
Regency Centers Corp. (REIT)	13,448	862,286
Saxon Capital, Inc. (REIT)	9,840	111,290
Shurgard Storage Centers, Inc.—Class A (REIT)	9,184	605,226
Simon Property Group, Inc. (REIT)	43,624	3,731,162
SL Green Realty Corp. (REIT)	8,528	974,750
St. Joe Co. (Real Estate)	14,760	662,724
Strategic Hotel Capital, Inc. (REIT)	14,432	287,918
Sunstone Hotel Investors, Inc. (REIT)	11,480	325,573
Taubman Centers, Inc. (REIT)	10,496	435,584
The Macerich Co. (REIT)	14,104	1,026,066
Thornburg Mortgage Asset Corp. (REIT)	21,976	562,586
Trammell Crow Co.* (Real Estate)	7,216	248,663
Trizec Properties, Inc. (REIT)	18,696	537,697
United Dominion Realty Trust, Inc. (REIT)	26,568	739,919
Ventas, Inc. (REIT)	20,336	726,605
Vornado Realty Trust (REIT)	25,912	2,709,101
Washington (REIT)	8,856	328,380
Weingarten Realty Investors (REIT)	16,400	655,344

TOTAL COMMON STOCKS (Cost $60,016,137)		66,416,982

Repurchase Agreements (27.1%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $23,995,466 (Collateralized by $25,124,000 of various U.S. Government Agency Obligations, 2.75%-5.275%, 8/16/06-7/25/08, market value $24,472,445)	$23,992,000	23,992,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,992,000)		23,992,000

TOTAL INVESTMENT SECURITIES (Cost $84,008,137)—102.2%		90,408,982
Net other asset (liabilities)—(2.2%)		(1,929,978)

NET ASSETS—100.0%		$88,479,004

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 8/24/06 (Underlying notional amount at value $66,880,349)	230,614	$754,191

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Diversified Financial Services	1.0%
Forest Products & Paper	2.3%
Real Estate	4.1%
Real Estate Investment Trust	67.7%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.1%)
	Shares	Value
Actel Corp.* (Semiconductors)	696	$9,438
Advanced Micro Devices, Inc.* (Semiconductors)	13,572	263,161
Agere Systems, Inc.* (Semiconductors)	4,872	70,936
Altera Corp.* (Semiconductors)	10,092	174,693
Amkor Technology, Inc.* (Semiconductors)	2,784	17,205
Analog Devices, Inc. (Semiconductors)	10,092	326,274
Applied Materials, Inc. (Semiconductors)	44,196	695,645
Applied Micro Circuits Corp.* (Semiconductors)	8,352	21,548
Asyst Technologies, Inc.* (Semiconductors)	1,392	9,702
Atmel Corp.* (Semiconductors)	12,528	60,009
ATMI, Inc.* (Semiconductors)	1,044	27,739
Axcelis Technologies, Inc.* (Semiconductors)	2,784	15,396
Broadcom Corp.—Class A* (Semiconductors)	12,876	308,895
Brooks Automation, Inc.* (Semiconductors)	2,088	23,574
Cabot Microelectronics Corp.* (Chemicals)	696	20,727
Cirrus Logic, Inc.* (Semiconductors)	2,088	14,553
Cohu, Inc. (Semiconductors)	696	10,565
Conexant Systems, Inc.* (Semiconductors)	13,224	23,671
Credence Systems Corp.* (Semiconductors)	2,436	6,870
Cree Research, Inc.* (Semiconductors)	2,088	41,196
Cymer, Inc.* (Electronics)	1,044	40,841
Cypress Semiconductor Corp.* (Semiconductors)	3,828	58,147
DSP Group, Inc.* (Semiconductors)	696	16,676
Exar Corp.* (Semiconductors)	1,044	13,520
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,480	56,933
FormFactor, Inc.* (Semiconductors)	1,044	44,756
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	3,828	109,596
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	7,656	218,349
Integrated Device Technology, Inc.* (Semiconductors)	5,568	86,137
Intel Corp. (Semiconductors)	162,168	2,919,024
Interdigital Communications Corp.* (Telecommunications)	1,392	38,155
International Rectifier Corp.* (Semiconductors)	2,088	74,437
Intersil Corp.—Class A (Semiconductors)	3,828	89,996
KLA -Tencor Corp. (Semiconductors)	5,568	234,914
Kopin Corp.* (Semiconductors)	1,740	5,777
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,392	10,287
Lam Research Corp.* (Semiconductors)	3,828	159,207
Lattice Semiconductor Corp.* (Semiconductors)	3,132	18,479
Linear Technology Corp. (Semiconductors)	8,700	281,445
LSI Logic Corp.* (Semiconductors)	11,136	91,315
LTX Corp.* (Semiconductors)	1,740	9,396
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	1,044	37,584
Marvell Technology Group, Ltd.* (Semiconductors)	12,528	232,394
Maxim Integrated Products, Inc. (Semiconductors)	9,048	265,830
MEMC Electronic Materials, Inc.* (Semiconductors)	4,176	127,034
Micrel, Inc.* (Semiconductors)	1,740	18,583
Microchip Technology, Inc. (Semiconductors)	5,916	190,850
Micron Technology, Inc.* (Semiconductors)	20,184	314,669
Microsemi Corp.* (Semiconductors)	1,740	44,022
Mindspeed Technologies, Inc.* (Semiconductors)	3,132	5,606
National Semiconductor Corp. (Semiconductors)	9,396	218,551

Common Stocks, continued
	Shares	Value
Novellus Systems, Inc.* (Semiconductors)	3,480	$88,079
NVIDIA Corp.* (Semiconductors)	9,744	215,635
OmniVision Technologies, Inc.* (Semiconductors)	1,392	26,448
Photronics, Inc.* (Semiconductors)	1,044	14,585
PMC-Sierra, Inc.* (Semiconductors)	5,916	30,231
Power Integrations, Inc.* (Semiconductors)	696	11,066
QLogic Corp.* (Semiconductors)	4,524	79,125
Rambus, Inc.* (Semiconductors)	2,784	49,082
RF Micro Devices, Inc.* (Telecommunications)	5,220	32,155
SanDisk Corp.* (Computers)	5,568	259,803
Semtech Corp.* (Semiconductors)	2,088	26,935
Silicon Image, Inc.* (Semiconductors)	2,088	22,091
Silicon Laboratories, Inc.* (Semiconductors)	1,392	51,393
Silicon Storage Technology, Inc.* (Computers)	2,436	9,695
Sirf Technology Holdings, Inc.* (Semiconductors)	1,392	26,587
Skyworks Solutions, Inc.* (Semiconductors)	4,524	19,860
Teradyne, Inc.* (Semiconductors)	5,568	73,164
Tessera Technologies, Inc.* (Semiconductors)	1,392	43,806
Texas Instruments, Inc. (Semiconductors)	43,500	1,295,430
Transmeta Corp.* (Semiconductors)	5,220	7,047
Trident Microsystems, Inc.* (Software)	1,740	29,963
TriQuint Semiconductor, Inc.* (Semiconductors)	3,828	18,068
Ultratech Stepper, Inc.* (Semiconductors)	696	10,537
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,740	55,158
Xilinx, Inc. (Semiconductors)	9,744	197,706
Zoran Corp.* (Semiconductors)	1,392	22,342

TOTAL COMMON STOCKS (Cost $7,673,940)		10,890,298

Repurchase Agreements (21.3%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $3,083,445 (Collateralized by $3,189,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $3,146,086)	$3,083,000	3,083,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,083,000)		3,083,000

TOTAL INVESTMENT SECURITIES (Cost $10,756,940)—96.4%		13,973,298
Net other assets (liabilities)—3.6%		520,270

NET ASSETS—100.0%		$14,493,568

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 8/24/06 (Underlying notional amount at value $10,847,162)	10,044	$540,338

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Chemicals	0.1%
Computers	2.1%
Electronics	0.3%
Semiconductors	71.9%
Software	0.2%
Telecommunications	0.5%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.1%)
	Shares	Value
3Com Corp.* (Telecommunications)	1,152	$5,460
ADC Telecommunications, Inc.* (Telecommunications)	288	3,522
Adobe Systems, Inc.* (Software)	1,728	49,265
ADTRAN, Inc. (Telecommunications)	144	3,149
Advanced Micro Devices, Inc.* (Semiconductors)	1,296	25,129
Agere Systems, Inc.* (Semiconductors)	432	6,290
Akamai Technologies, Inc.* (Internet)	432	17,120
Altera Corp.* (Semiconductors)	1,008	17,448
Amdocs, Ltd.* (Telecommunications)	576	20,897
American Power Conversion Corp. (Electrical Components & Equipment)	576	9,723
American Tower Corp.* (Telecommunications)	1,152	38,938
Amkor Technology, Inc.* (Semiconductors)	288	1,780
Analog Devices, Inc. (Semiconductors)	1,008	32,589
Andrew Corp.* (Telecommunications)	432	3,650
ANSYS, Inc.* (Software)	144	6,608
Apple Computer, Inc.* (Computers)	2,448	166,366
Applied Materials, Inc. (Semiconductors)	4,464	70,264
Applied Micro Circuits Corp.* (Semiconductors)	864	2,229
Arris Group, Inc.* (Telecommunications)	288	3,079
Atmel Corp.* (Semiconductors)	1,296	6,208
ATMI, Inc.* (Semiconductors)	144	3,826
Autodesk, Inc.* (Software)	720	24,559
Avaya, Inc.* (Telecommunications)	1,296	12,001
Avocent Corp.* (Internet)	144	3,684
BEA Systems, Inc.* (Software)	1,152	13,524
BMC Software, Inc.* (Software)	576	13,490
Broadcom Corp.—Class A* (Semiconductors)	1,296	31,091
Brocade Communications Systems, Inc.* (Computers)	720	4,507
Brooks Automation, Inc.* (Semiconductors)	144	1,626
CA, Inc. (Software)	1,296	27,164
CACI International, Inc.—Class A* (Computers)	144	8,114
Cadence Design Systems, Inc.* (Computers)	864	13,988
CDW Corp. (Distribution/Wholesale)	144	8,508
Cerner Corp.* (Software)	144	5,829
Check Point Software Technologies, Ltd.* (Internet)	432	7,258
CIENA Corp.* (Telecommunications)	1,584	5,750
Cisco Systems, Inc.* (Telecommunications)	17,424	311,017
Citrix Systems, Inc.* (Software)	576	18,300
Cognizant Technology Solutions Corp.* (Computers)	432	28,292
Computer Sciences Corp.* (Computers)	576	30,177
Compuware Corp.* (Software)	1,008	7,046
Comverse Technology, Inc.* (Telecommunications)	576	11,163
Conexant Systems, Inc.* (Semiconductors)	1,296	2,320
Corning, Inc.* (Telecommunications)	4,320	82,382
Cree Research, Inc.* (Semiconductors)	144	2,841
Crown Castle International Corp.* (Telecommunications)	576	20,292
CSG Systems International, Inc.* (Software)	144	3,750
Cymer, Inc.* (Electronics)	144	5,633
Cypress Semiconductor Corp.* (Semiconductors)	432	6,562
Dell, Inc.* (Computers)	5,616	121,755
Diebold, Inc. (Computers)	144	5,818
Digital River, Inc.* (Internet)	144	6,457
DSP Group, Inc.* (Semiconductors)	144	3,450
DST Systems, Inc.* (Computers)	144	8,109
Dycom Industries, Inc.* (Engineering & Construction)	144	2,591
EarthLink, Inc.* (Internet)	288	2,076

Common Stocks, continued
	Shares	Value
Electronic Data Systems Corp. (Computers)	1,440	$34,416
Electronics for Imaging, Inc.* (Computers)	144	2,906
EMC Corp.* (Computers)	6,624	67,234
Emulex Corp.* (Semiconductors)	288	4,288
F5 Networks, Inc.* (Internet)	144	6,673
Fair Isaac Corp. (Software)	144	4,864
Fairchild Semiconductor International, Inc.* (Semiconductors)	288	4,712
Filenet Corp.* (Software)	144	4,582
Finisar Corp.* (Telecommunications)	720	2,016
FormFactor, Inc.* (Semiconductors)	144	6,173
Foundry Networks, Inc.* (Telecommunications)	288	2,984
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	1,152	32,983
Google, Inc.—Class A* (Internet)	576	222,681
Harris Corp. (Telecommunications)	432	19,678
Hewlett-Packard Co. (Computers)	7,920	252,726
Hyperion Solutions Corp.* (Software)	144	4,487
IKON Office Solutions, Inc. (Office/Business Equipment)	288	3,977
Imation Corp. (Computers)	144	5,864
Informatica Corp.* (Software)	288	4,023
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	432	7,616
Insight Enterprises, Inc.* (Retail)	144	2,439
Integrated Device Technology, Inc.* (Semiconductors)	576	8,911
Intel Corp. (Semiconductors)	16,416	295,489
Interdigital Communications Corp.* (Telecommunications)	144	3,947
Intergraph Corp.* (Computers)	144	5,116
Intermec, Inc.* (Machinery—Diversified)	144	3,514
International Business Machines Corp. (Computers)	4,320	334,410
International Rectifier Corp.* (Semiconductors)	144	5,134
Internet Security Systems, Inc.* (Internet)	144	3,239
Intersil Corp.—Class A (Semiconductors)	432	10,156
Intuit, Inc.* (Software)	864	26,672
Jack Henry & Associates, Inc. (Computers)	288	5,435
JDS Uniphase Corp.* (Telecommunications)	4,752	10,122
Juniper Networks, Inc.* (Telecommunications)	1,584	21,305
KLA -Tencor Corp. (Semiconductors)	576	24,301
Komag, Inc.* (Computers)	144	5,517
Kronos, Inc.* (Computers)	144	4,177
Lam Research Corp.* (Semiconductors)	432	17,967
Lexmark International, Inc.—Class A* (Computers)	288	15,566
Linear Technology Corp. (Semiconductors)	864	27,950
LSI Logic Corp.* (Semiconductors)	1,152	9,446
Lucent Technologies, Inc.* (Telecommunications)	12,528	26,685
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	144	5,184
Macrovision Corp.* (Entertainment)	144	2,825
Marvell Technology Group, Ltd.* (Semiconductors)	1,440	26,712
Maxim Integrated Products, Inc. (Semiconductors)	864	25,384
McAfee, Inc.* (Internet)	432	9,310
MEMC Electronic Materials, Inc.* (Semiconductors)	432	13,141
Mentor Graphics Corp.* (Computers)	288	3,969
Microchip Technology, Inc. (Semiconductors)	576	18,582
Micron Technology, Inc.* (Semiconductors)	2,016	31,429
Micros Systems, Inc.* (Computers)	144	5,760

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks, continued
	Shares	Value
Microsemi Corp.* (Semiconductors)	144	$3,643
Microsoft Corp. (Software)	25,632	615,938
Motorola, Inc. (Telecommunications)	7,056	160,595
National Semiconductor Corp. (Semiconductors)	1,008	23,446
NCR Corp.* (Computers)	576	18,513
Network Appliance, Inc.* (Computers)	1,008	29,928
Novell, Inc.* (Software)	1,008	6,542
Novellus Systems, Inc.* (Semiconductors)	288	7,289
Nuance Communications, Inc.* (Software)	432	4,000
NVIDIA Corp.* (Semiconductors)	1,008	22,307
OmniVision Technologies, Inc.* (Semiconductors)	144	2,736
Openwave Systems, Inc.* (Internet)	288	1,898
Oracle Corp.* (Software)	11,520	172,454
Palm, Inc.* (Computers)	288	4,294
Parametric Technology Corp.* (Software)	288	4,452
Perot Systems Corp.—Class A* (Computers)	288	3,836
Pitney Bowes, Inc. (Office/Business Equipment)	576	23,800
Plantronics, Inc. (Telecommunications)	144	2,241
PMC-Sierra, Inc.* (Semiconductors)	576	2,943
Polycom, Inc.* (Telecommunications)	288	6,394
Progress Software Corp.* (Software)	144	3,259
QLogic Corp.* (Semiconductors)	432	7,556
Qualcomm, Inc. (Telecommunications)	4,752	167,555
Rambus, Inc.* (Semiconductors)	288	5,077
RealNetworks, Inc.* (Internet)	288	2,877
Red Hat, Inc.* (Software)	576	13,640
Redback Networks, Inc.* (Internet)	144	2,226
Reynolds & Reynolds Co. (Computers)	144	5,096
RF Micro Devices, Inc.* (Telecommunications)	576	3,548
RSA Security, Inc.* (Internet)	144	3,972
Salesforce.com, Inc.* (Software)	288	7,402
SanDisk Corp.* (Computers)	576	26,876
SBA Communications Corp.—Class A* (Telecommunications)	288	6,877
Seagate Technology (Computers)	1,440	33,408
Seagate Technology, Inc.(a)* (Computers)	126	0
Semtech Corp.* (Semiconductors)	144	1,858
Silicon Laboratories, Inc.* (Semiconductors)	144	5,316
Sirf Technology Holdings, Inc.* (Semiconductors)	144	2,750
Skyworks Solutions, Inc.* (Semiconductors)	432	1,896
Sonus Networks, Inc.* (Telecommunications)	720	3,226
SRA International, Inc.—Class A* (Computers)	144	3,483
Sun Microsystems, Inc.* (Computers)	9,936	43,222
Sybase, Inc.* (Software)	288	6,062
Sycamore Networks, Inc.* (Telecommunications)	576	2,097
Symantec Corp.* (Internet)	2,880	50,026
Synopsys, Inc.* (Computers)	432	7,733
Tech Data Corp.* (Distribution/Wholesale)	144	5,354
Tekelec* (Telecommunications)	144	1,482
Tellabs, Inc.* (Telecommunications)	1,152	10,829
Teradyne, Inc.* (Semiconductors)	576	7,569
Tessera Technologies, Inc.* (Semiconductors)	144	4,532
Texas Instruments, Inc. (Semiconductors)	4,464	132,939
Tibco Software, Inc.* (Internet)	576	4,585
Transaction Systems Architect, Inc.* (Software)	144	5,331
Trident Microsystems, Inc.* (Software)	144	2,480
Unisys Corp.* (Computers)	1,008	5,161
United Stationers, Inc.* (Distribution/Wholesale)	144	7,080
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	144	4,565
VeriFone Holdings, Inc.* (Software)	144	4,068
VeriSign, Inc.* (Internet)	720	12,910
Websense, Inc.* (Internet)	144	2,700

Common Stocks, continued
	Shares	Value
Western Digital Corp.* (Computers)	576	$10,103
Wind River Systems, Inc.* (Software)	288	2,382
Xerox Corp.* (Office/Business Equipment)	2,592	36,522
Xilinx, Inc. (Semiconductors)	1,008	20,452
Yahoo!, Inc.* (Internet)	3,744	101,611
Zoran Corp.* (Semiconductors)	144	2,311

TOTAL COMMON STOCKS (Cost $4,361,457)		4,978,594

Repurchase Agreements (23.2%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of with a maturity value of $1,539,222 (Collateralized by $1,580,000 of various U.S. Government Agency Obligations, 5.28%-5.412%, 10/31/06-2/27/09, market value $1,571,082)	$1,539,000	1,539,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,539,000)		1,539,000

TOTAL INVESTMENT SECURITIES (Cost $5,900,457)—98.3%		6,517,594
Net other assets (liabilities)—1.7%		110,034

NET ASSETS—100.0%		$6,627,628

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 8/24/06 (Underlying notional amount at value $4,966,101)	10,497	$102,583

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Computers	20.1%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.1%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	7.0%
Machinery—Diversified	0.1%
Office/Business Equipment	1.0%
Retail	NM
Semiconductors	15.6%
Software	16.0%
Telecommunications	14.7%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (69.1%)
	Shares	Value
Alltel Corp. (Telecommunications)	7,344	$405,168
AT&T, Inc. (Telecommunications)	73,656	2,208,943
BellSouth Corp. (Telecommunications)	31,144	1,219,910
CenturyTel, Inc. (Telecommunications)	1,944	74,980
Cincinnati Bell, Inc.* (Telecommunications)	4,536	18,189
Citizens Communications Co. (Telecommunications)	6,048	77,596
Dobson Communications Corp.* (Telecommunications)	2,808	18,842
Embarq Corp.* (Telecommunications)	2,808	127,062
IDT Corp.—Class B* (Telecommunications)	864	11,560
Leap Wireless International, Inc.* (Telecommunications)	864	38,621
Leucadia National Corp. (Holding Companies—Diversified)	3,024	83,251
Level 3 Communications, Inc.* (Telecommunications)	15,336	59,964
NII Holdings, Inc.—Class B* (Telecommunications)	2,592	136,806
NTL, Inc. (Telecommunications)	4,968	113,519
Qwest Communications International, Inc.* (Telecommunications)	28,944	231,263
Sprint Corp. (Telecommunications)	25,352	501,970
Telephone & Data Systems, Inc. (Telecommunications)	864	35,303
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	864	34,344
Verizon Communications, Inc. (Telecommunications)	54,864	1,855,500
Windstream Corp. (Telecommunications)	8,207	102,834

TOTAL COMMON STOCKS (Cost $6,698,033)		7,355,625

Repurchase Agreements (21.6%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $2,297,332 (Collateralized by $2,376,000 Federal Home Loan Mortgage Corp., 5.412%, 10/31/06, market value $2,344,026)	$2,297,000	2,297,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,297,000)		2,297,000

TOTAL INVESTMENT SECURITIES (Cost $8,995,033)—90.7%		9,652,625
Net other assets (liabilities)—9.3%		987,565

NET ASSETS—100.0%		$10,640,190

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 8/24/06 (Underlying notional amount at value $8,025,063)	54,407	$201,148

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Holding Companies—Diversified	0.8%
Telecommunications	68.3%
Other***	30.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments July 31, 2006

Common Stocks (75.0%)
	Shares	Value
AGL Resources, Inc. (Gas)	10,744	$419,231
Allegheny Energy, Inc.* (Electric)	22,120	908,026
ALLETE, Inc. (Electric)	3,160	146,687
Alliant Energy Corp. (Electric)	15,800	571,644
Ameren Corp. (Electric)	27,808	1,432,112
American Electric Power, Inc. (Electric)	53,088	1,917,539
Aqua America, Inc. (Water)	17,064	371,995
Aquila, Inc.* (Electric)	50,560	224,486
Atmos Energy Corp. (Gas)	10,744	309,105
Avista Corp. (Electric)	6,320	157,874
Black Hills Corp. (Electric)	4,424	158,512
CenterPoint Energy, Inc. (Electric)	37,288	512,337
CLECO Corp. (Electric)	6,952	171,853
CMS Energy Corp.* (Electric)	29,704	416,153
Consolidated Edison, Inc. (Electric)	32,864	1,540,336
Constellation Energy Group, Inc. (Electric)	24,016	1,390,767
Dominion Resources, Inc. (Electric)	46,768	3,670,353
DPL, Inc. (Electric)	16,432	456,152
DTE Energy Co. (Electric)	24,016	1,016,357
Duke Energy Corp. (Electric)	166,848	5,058,831
Duquesne Light Holdings, Inc. (Electric)	10,744	209,186
Edison International (Electric)	40,448	1,673,738
El Paso Electric Co.* (Electric)	6,320	138,534
Energen Corp. (Gas)	8,848	377,102
Energy East Corp. (Electric)	19,592	476,673
Entergy Corp. (Electric)	27,808	2,143,997
Equitable Resources, Inc. (Pipelines)	15,168	546,200
Exelon Corp. (Electric)	90,376	5,232,770
FirstEnergy Corp. (Electric)	44,240	2,477,440
FPL Group, Inc. (Electric)	49,928	2,153,894
Great Plains Energy, Inc. (Electric)	10,744	315,122
Hawaiian Electric Industries, Inc. (Electric)	10,744	307,923
IDACORP, Inc. (Electric)	5,688	212,049
KeySpan Corp. (Gas)	23,384	941,673
Mirant Corp.* (Electric)	40,448	1,074,703
Nalco Holding Co.* (Environmental Control)	11,376	191,686
National Fuel Gas Co. (Pipelines)	10,744	399,032
New Jersey Resources Corp. (Gas)	3,792	189,335
NICOR, Inc. (Gas)	5,688	249,248
NiSource, Inc. (Electric)	36,656	833,924
Northeast Utilities System (Electric)	20,856	467,174
Northwest Natural Gas Co. (Gas)	3,792	143,982
NRG Energy, Inc.* (Electric)	12,640	622,520
NSTAR (Electric)	14,536	453,087
ONEOK, Inc. (Gas)	14,536	540,885
Peoples Energy Corp. (Gas)	5,056	213,414
Pepco Holdings, Inc. (Electric)	25,280	619,360
PG&E Corp. (Electric)	46,768	1,949,290
Piedmont Natural Gas Co., Inc. (Gas)	9,480	244,015
Pinnacle West Capital Corp. (Electric)	13,272	570,829
PNM Resources, Inc. (Electric)	8,216	220,271
PPL Corp. (Electric)	51,192	1,741,552
Progress Energy, Inc. (Electric)	34,128	1,486,274
Public Service Enterprise Group, Inc. (Electric)	34,128	2,301,251
Puget Energy, Inc. (Electric)	15,800	350,918
Questar Corp. (Pipelines)	11,376	1,007,913
Reliant Resources, Inc.* (Electric)	41,080	516,786
SCANA Corp. (Electric)	13,904	556,021
Sempra Energy (Gas)	30,968	1,494,515
Sierra Pacific Resources* (Electric)	27,176	392,693

Common Stocks, continued
	Shares	Value
Southern Co. (Electric)	100,488	$3,394,485
Southern Union Co. (Gas)	13,904	377,355
TECO Energy, Inc. (Electric)	28,440	453,334
The AES Corp.* (Electric)	88,480	1,757,213
TXU Corp. (Electric)	61,936	3,978,149
UGI Corp. (Gas)	13,904	345,514
Unisource Energy Corp. (Electric)	4,424	147,585
Vectren Corp. (Gas)	10,112	281,215
Westar Energy, Inc. (Electric)	12,008	277,385
WGL Holdings, Inc. (Gas)	6,320	189,790
Wisconsin Energy Corp. (Electric)	15,800	666,760
WPS Resources Corp. (Electric)	5,688	293,330
Xcel Energy, Inc. (Electric)	54,352	1,089,214

TOTAL COMMON STOCKS (Cost $64,629,389)		70,138,658

Repurchase Agreements (24.2%)
	Principal Amount
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $22,677,275 (Collateralized by $23,447,000 of various U.S. Government Agency Obligations, 2.75%-5.275%, 8/16/06-3/15/08, market value $23,128,466)	$22,674,000	22,674,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,674,000)		22,674,000

TOTAL INVESTMENT SECURITIES (Cost $87,303,389)—99.2%		92,812,658
Net other assets (liabilities)—0.8%		709,936

NET ASSETS—100.0%		$93,522,594

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 8/24/06 (Underlying notional amount at value $70,137,990)	425,569	$189,856

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Electric	65.5%
Environmental Control	0.2%
Gas	6.8%
Pipelines	2.1%
Water	0.4%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (104.7%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $33,350,817 (Collateralized by $33,694,000 of various Federal National Mortgage Association Securities, 5.25%-5.275%, 8/16/06-4/15/07, market value $34,013,855)	$33,346,000	$33,346,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,346,000)		33,346,000

TOTAL INVESTMENT SECURITIES (Cost $33,346,000)—104.7%		33,346,000
Net other assets (liabilities)—(4.7%)		(1,499,892)

NET ASSETS—100.0%		$31,846,108

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 8/24/06 (Underlying notional amount at value $31,703,527)	(63,780)	$(1,503,079)

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (112.5%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $33,670,863 (Collateralized by $34,027,000 of various Federal National Mortgage Association Securities, 5.25%-5.275%, 8/16/06-4/15/07, market value $34,339,896)	$33,666,000	$33,666,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,666,000)		33,666,000

TOTAL INVESTMENT SECURITIES (Cost $33,666,000)—112.5%		33,666,000
Net other assets (liabilities)—(12.5%)		(3,732,798)

NET ASSETS—100.0%		$29,933,202

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 8/24/06 (Underlying notional amount at value $29,924,519)	(103,617)	$(2,318,956)

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (101.4%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $107,831,573 (Collateralized by $111,418,000 of various U.S. Government Agency Obligations, 4.55%-5.00%, 1/15/07-6/22/10, market value $109,977,133)	$107,816,000	$107,816,000

TOTAL REPURCHASE AGREEMENTS (Cost $107,816,000)		107,816,000

TOTAL INVESTMENT SECURITIES (Cost $107,816,000)—101.4%		107,816,000
Net other assets (liabilities)—(1.4%)		(1,489,641)

NET ASSETS—100.0%		$106,326,359

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 8/24/06 (Underlying notional amount at value $105,967,390)	(365,392)	$(1,369,305)

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund	Schedule of Portfolio Investments July 31, 2006

U.S. Treasury Obligations (86.7%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.50%, 2/15/36	$66,300,000	$60,560,906

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,231,788)		60,560,906

Repurchase Agreements (9.5%)
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $6,608,954 (Collateralized by $6,883,000 of various U.S. Government Agency Obligations, 4.00%-5.412%, 10/31/06-7/25/08, market value $6,741,665)	6,608,000	6,608,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,608,000)		6,608,000

TOTAL INVESTMENT SECURITIES (Cost $65,839,788)—96.2%		67,168,906
Net other assets (liabilities)—3.8%		2,655,449

NET ASSETS—100.0%		$69,824,355

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $12,452,344)	115	$87,484
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.50% due 2/15/36) expiring 7/31/06 (Underlying notional amount at value $18,451,438)	20,200,000	74,539

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (101.4%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $13,000,878 (Collateralized by $13,306,000 of various U.S. Government Agency Obligations, 5.275%-5.412%, 8/16/06-10/31/06, market value $13,260,308)	$12,999,000	$12,999,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,999,000)		12,999,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option 114 expiring December 2006	50	510

TOTAL OPTIONS PURCHASED (Cost $855)		510

TOTAL INVESTMENT SECURITIES (Cost $12,999,855)—101.4%		12,999,510
Net other assets (liabilities)—(1.4%)		(185,605)

NET ASSETS—100.0%		$12,813,905

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring September 2006 (Underlying face amount at value $212,063)	2	$(816)
Swap Agreements
	Units
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (5.125% due 5/15/16) expiring 7/31/2006 (Underlying notional amount at value $12,644,873)	(12,510,000)	(45,379)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (101.1%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $396,845,314 (Collateralized by $406,155,000 of various U.S. Government Agency Obligations, 1.08%-5.00%, 8/2/06-2/11/10, market value $404,725,086)	$396,788,000	$396,788,000

TOTAL REPURCHASE AGREEMENTS (Cost $396,788,000)		396,788,000

Options Purchased(NM)
	Contracts
30-year U.S. Treasury Bond Call Option 128 expiring March 2007	475	6,001
30-year U.S. Treasury Bond Call Option 126 expiring March 2007	125	1,514

TOTAL OPTIONS PURCHASED (Cost $10,275)		7,515

TOTAL INVESTMENT SECURITIES (Cost $396,798,275)—101.1%		396,795,515
Net other asset (liabilities)—(1.1%)		(4,304,007)

NET ASSETS—100.0%		$392,491,508

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $11,261,250)	104	$(59,906)
Swap Agreements
	Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/36) expiring 7/31/06 (Underlying notional amount at value $483,756,500)	(529,600,000)	(2,039,991)

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (103.8%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $28,665,140 (Collateralized by $29,150,000 of various U.S. Government Agency Obligations, 2.75%-5.25%, 4/15/07-7/25/08, market value $29,235,856)	$28,661,000	$28,661,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,661,000)		28,661,000

TOTAL INVESTMENT SECURITIES (Cost $28,661,000)—103.8%		28,661,000
Net other assets (liabilities)—(3.8%)		(1,055,148)

NET ASSETS—100.0%		$27,605,852

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At July 31, 2006 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	9/1/06	1,857,955	$3,432,312	$3,472,874	$(40,562)
Canadian Dollar vs. U.S. Dollar	9/1/06	3,683,177	3,235,739	3,258,859	(23,120)
Euro vs. U.S. Dollar	9/1/06	13,491,331	17,056,524	17,271,089	(214,565)
Japanese Yen vs. U.S. Dollar	9/1/06	404,893,080	3,482,472	3,549,927	(67,455)
Swedish Krona vs. U.S. Dollar	9/1/06	9,055,099	1,238,505	1,260,779	(22,274)
Swiss Franc vs. U.S. Dollar	9/1/06	1,285,462	1,032,870	1,048,964	(16,094)

Total Short Contracts			$29,478,422	$29,862,492	$(384,070)

Long
British Sterling Pound vs. U.S. Dollar	9/1/06	153,419	$285,600	$286,769	$1,169
Canadian Dollar vs. U.S. Dollar	9/1/06	241,072	212,900	213,300	400
Euro vs. U.S. Dollar	9/1/06	1,083,387	1,382,400	1,386,911	4,511
Japanese Yen vs. U.S. Dollar	9/1/06	38,313,120	333,400	335,913	2,513
Swedish Krona vs. U.S. Dollar	9/1/06	728,559	100,800	101,440	640
Swiss Franc vs. U.S. Dollar	9/1/06	106,448	86,400	86,864	464

Total Long Contracts			$2,401,500	$2,411,197	$9,697

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2006

Repurchase Agreements (87.7%)
	Principal Amount	Value
UBS*, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $76,944,113 (Collateralized by $78,509,000 of various U.S. Government Agency Obligations, 1.084%-5.275%, 8/2/06-8/16/06, Market value $78,476,764)	$76,933,000	$76,933,000

TOTAL REPURCHASE AGREEMENTS (Cost $76,933,000)		76,933,000

TOTAL INVESTMENT SECURITIES (Cost $76,933,000)—87.7%		76,933,000
Net other assets (liabilities)—12.3%		10,786,596

NET ASSETS—100.0%		$87,719,596

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At July 31, 2006 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	9/1/06	44,802	$83,300	$83,743	$(443)
Canadian Dollar vs. U.S. Dollar	9/1/06	72,304	63,700	63,974	(274)
Euro vs. U.S. Dollar	9/1/06	318,374	405,000	407,571	(2,571)
Japanese Yen vs. U.S. Dollar	9/1/06	10,378,341	90,000	90,993	(993)
Swedish Krona vs. U.S. Dollar	9/1/06	213,291	29,400	29,697	(297)
Swiss Franc vs. U.S. Dollar	9/1/06	31,103	25,200	25,381	(181)

Total Short Contracts			$696,600	$701,359	$(4,759)

Long
British Sterling Pound vs. U.S. Dollar	9/1/06	5,635,446	$10,425,038	$10,533,727	$108,689
Canadian Dollar vs. U.S. Dollar	9/1/06	9,126,481	8,024,298	8,075,070	50,772
Euro vs. U.S. Dollar	9/1/06	39,395,852	49,880,297	50,433,069	552,772
Japanese Yen vs. U.S. Dollar	9/1/06	1,309,941,786	11,292,056	11,485,002	192,946
Swedish Krona vs. U.S. Dollar	9/1/06	26,653,863	3,652,863	3,711,127	58,264
Swiss Franc vs. U.S. Dollar	9/1/06	3,822,541	3,076,687	3,119,276	42,589

Total Long Contracts			$86,351,239	$87,357,271	$1,006,032

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2006

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Securities, at cost	$53,247,253	$5,064,038	$13,165,734	$10,442,263

Securities, at value	66,785,760	7,966,729	16,151,811	17,235,265
Repurchase agreements, at cost	5,403,000	1,608,000	5,755,000	965,000

Total Investment Securities	72,188,760	9,574,729	21,906,811	18,200,265
Cash	3,758	170	788	19
Segregated cash balances with brokers for futures contracts	423,352	74,261	161,942	129,350
Dividends and interest receivable	76,356	7,249	20,108	1,413
Receivable for investments sold	89,947	2,346	10,075	—
Receivable for capital shares issued	3,409,932	1,715,948	466,561	266,101
Unrealized appreciation on swap agreements	—	—	51,971	—
Variation margin on futures contracts	—	3,031	—	—
Receivable from Advisor	—	19,500	—	—
Receivable from Administrator	—	19,500	—	—
Prepaid expenses	24,961	23,429	27,229	18,677

Total Assets	76,217,066	11,440,163	22,645,485	18,615,825

Liabilities:
Payable for investments purchased	—	17,303	—	—
Payable for capital shares redeemed	6,593,987	56,850	143,621	267,844
Variation margin on futures contracts	8,189	—	3,622	375
Advisory fees payable	53,184	8,029	19,591	14,924
Management services fees payable	10,637	1,606	3,918	3,198
Administration fees payable	2,189	330	805	657
Distribution and service fees payable—Service Class	9,027	823	3,339	2,318
Trustee fees payable	13	4	5	7
Transfer agency fees payable	10,254	1,718	2,825	3,085
Fund accounting fees payable	3,460	687	1,556	1,012
Compliance services fees payable	639	174	255	303
Services fees payable	1,267	191	466	380
Other accrued expenses	62,253	36,452	54,609	31,175

Total Liabilities	6,755,099	124,167	234,612	325,278

Net Assets	$69,461,967	$11,315,996	$22,410,873	$18,290,547

Net Assets consist of:
Capital	$96,974,954	$507,718	$13,769,185	$20,211,308
Accumulated net investment income (loss)	142,283	141,458	524,845	(336,337)
Accumulated net realized gains (losses) on investments	(41,276,246)	7,808,183	5,124,628	(8,254,913)
Net unrealized appreciation (depreciation) on investments	13,620,976	2,858,637	2,992,215	6,670,489

Net Assets	$69,461,967	$11,315,996	$22,410,873	$18,290,547

Investor Class:
Net Assets	$62,320,498	$8,770,299	$17,100,470	$16,800,477
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,082,086	212,755	420,533	293,872
Net Asset Value (offering and redemption price per share)	$57.59	$41.22	$40.66	$57.17

Service Class:
Net Assets	$7,141,469	$2,545,697	$5,310,403	$1,490,070
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	133,746	64,388	137,564	27,587
Net Asset Value (offering and redemption price per share)	$53.40	$39.54	$38.60	$54.01

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$171,915,468	$12,096,457	$18,396,654	$5,734,435	$10,131,646	$7,389,582

181,030,058	12,830,459	22,310,259	7,739,475	13,375,958	11,097,193
98,000	122,000	203,000	166,000	162,000	117,000

181,128,058	12,952,459	22,513,259	7,905,475	13,537,958	11,214,193
956	866	128	33	195	654
7,751	7,751	6,776	6,776	6,637	6,637
155,328	4,485	35,134	1,661	20,126	1,792
—	—	—	—	159,190	226,431
12,520,274	59,024	150,020	1,350	44,038	3,579
—	—	—	—	—	—
—	—	300	300	—	—
—	—	—	—	—	—
—	—	—	—	—	—
9,558	8,881	11,870	12,157	11,635	10,832

193,821,925	13,033,466	22,717,487	7,927,752	13,779,779	11,464,118

7,579,643	—	—	—	—	—
4,942,612	21,164	70,284	52,324	251,625	132,985
150	150	—	—	160	160
68,499	5,150	15,590	5,695	16,610	7,646
13,700	1,030	3,118	1,139	3,322	1,529
2,820	250	641	234	682	314
11,160	2,007	8,137	4,115	8,346	2,527
11	1	4	2	4	2
10,338	1,554	2,897	1,324	3,019	1,285
4,306	521	1,094	461	1,233	643
633	67	195	81	203	114
1,632	145	371	135	395	182
64,104	13,850	34,729	20,411	33,857	23,556

12,699,608	45,889	137,060	85,921	319,456	170,943

$181,122,317	$12,987,577	$22,580,427	$7,841,831	$13,460,323	$11,293,175

$180,198,848	$13,778,902	$18,102,360	$5,171,207	$15,003,049	$7,515,047
175,796	(54,416)	(51,007)	(317,309)	(130,739)	(323,683)
(8,368,880)	(1,472,874)	616,485	983,910	(4,655,842)	394,657
9,116,553	735,965	3,912,589	2,004,023	3,243,855	3,707,154

$181,122,317	$12,987,577	$22,580,427	$7,841,831	$13,460,323	$11,293,175

$167,345,747	$10,716,813	$13,468,540	$3,330,294	$5,990,617	$8,271,670
3,453,398	286,222	317,471	91,599	138,414	210,157
$48.46	$37.44	$42.42	$36.36	$43.28	$39.36

$13,776,570	$2,270,764	$9,111,887	$4,511,537	$7,469,706	$3,021,505
292,704	62,780	225,042	130,335	181,284	80,257
$47.07	$36.17	$40.49	$34.61	$41.20	$37.65

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2006

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$14,324,341	$99,940,511	$57,895,515	$113,789,727

Securities, at value	17,388,820	139,416,430	75,683,925	122,312,042
Repurchase agreements, at cost	87,000	16,392,000	17,415,000	40,773,000

Total Investment Securities	17,475,820	155,808,430	93,098,925	163,085,042
Cash	80,644	—	1,062	57
Segregated cash balances with brokers for futures contracts	—	4,801,694	1,390,490	2,961,279
Segregated foreign currency balances with brokers for futures contracts (cost $1,710,623)	—	—	—	—
Dividends and interest receivable	30,956	128,493	65,918	127,218
Receivable for investments sold	—	188,326	6,246,559	81,220
Receivable for capital shares issued	2,593,765	3,415,793	2,311,560	7,227,748
Unrealized appreciation on swap agreements	—	944,742	1,584,471	3,110,662
Variation margin on futures contracts	—	—	65,780	—
Receivable from Advisor	—	—	—	—
Prepaid expenses	12,395	22,475	30,284	23,867

Total Assets	20,193,580	165,309,953	104,795,049	176,617,093

Liabilities:
Cash overdraft	—	20,286	—	—
Payable for investments purchased	2,470,227	—	177,897	—
Payable for capital shares redeemed	160,286	3,241,717	17,313,696	4,791,546
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	112,347	—	71,833
Advisory fees payable	14,805	96,589	60,807	110,572
Management services fees payable	2,961	19,318	12,161	22,114
Administration fees payable	608	3,976	2,496	4,536
Distribution and service fees payable—Service Class	3,479	11,191	5,202	9,920
Trustee fees payable	4	25	18	30
Transfer agency fees payable	2,784	14,563	8,481	18,011
Fund accounting fees payable	906	6,074	3,857	7,016
Compliance services fees payable	199	1,219	852	1,440
Services fees payable	352	2,300	1,444	2,624
Other accrued expenses	28,959	129,223	97,518	121,516

Total Liabilities	2,685,570	3,658,828	17,684,429	5,161,158

Net Assets	$17,508,010	$161,651,125	$87,110,620	$171,455,935

Net Assets consist of:
Capital	$18,169,433	$249,057,336	$101,859,643	$184,911,330
Accumulated net investment income (loss)	532,069	710,081	472,407	725,231
Accumulated net realized gains (losses) on investments	(4,257,971)	(130,428,507)	(34,150,819)	(25,387,406)
Net unrealized appreciation (depreciation) on investments	3,064,479	42,312,215	18,929,389	11,206,780

Net Assets	$17,508,010	$161,651,125	$87,110,620	$171,455,935

Investor Class:
Net Assets	$15,318,469	$147,570,344	$82,224,427	$162,345,508
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	890,193	2,537,228	1,933,970	6,194,473
Net Asset Value (offering and redemption price per share)	$17.21	$58.16	$42.52	$26.21

Service Class:
Net Assets	$2,189,541	$14,080,781	$4,886,193	$9,110,427
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	125,446	260,587	122,356	368,784
Net Asset Value (offering and redemption price per share)	$17.45	$54.03	$39.93	$24.70

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraJapan ProFund	Bear ProFund

$16,295,552	$150,816,281	$—	$—	$22,202,499	$2,550

20,600,518	250,242,787	—	—	22,565,538	975
3,691,000	16,980,000	7,975,000	76,955,000	172,730,000	58,208,000

24,291,518	267,222,787	7,975,000	76,955,000	195,295,538	58,208,975
—	635	235	602	—	979
1,171,452	4,894,250	—	—	2,788,895	1,888,383

—	—	—	—	1,723,771	—
24,837	20,847	1,152	11,116	24,950	8,408
2,808,205	—	—	—	—	—
1,105,303	2,254,323	1,041,728	1,914,785	5,332,993	5,964,349
41,024	5,245,367	176,812	2,363,062	493,007	—
—	—	—	—	—	35,326
—	—	177	—	—	—
18,472	24,885	23,384	33,752	23,846	30,681

29,460,811	279,663,094	9,218,488	81,278,317	205,683,000	66,137,101

4,787	—	—	—	21,652	—
—	—	—	—	—	—
4,116,077	3,204,910	59,625	724,762	878,064	771,496
—	—	—	—	—	296,105
79,824	26,365	—	—	1,129,075	—
21,141	188,748	—	50,153	162,207	35,234
4,228	37,750	—	10,031	27,035	7,047
870	7,744	142	1,048	5,557	1,450
5,323	17,994	657	2,033	7,035	5,338
5	51	1	5	41	12
4,302	30,124	615	6,307	17,462	5,676
1,288	11,386	205	1,510	8,134	2,122
256	2,468	60	347	1,920	537
503	4,481	162	1,194	3,215	839
24,615	214,581	14,021	34,924	203,863	38,886

4,263,219	3,746,602	75,488	832,314	2,465,260	1,164,742

$25,197,592	$275,916,492	$9,143,000	$80,446,003	$203,217,740	$64,972,359

$22,001,633	$2,000,193,885	$11,016,570	$82,966,923	$180,886,624	$93,869,882
244,787	(1,229,260)	65,434	425,443	2,137,082	826,134
(1,992,369)	(1,828,146,264)	(2,115,816)	(5,309,425)	(11,463,497)	(28,853,364)
4,943,541	105,098,131	176,812	2,363,062	31,657,531	(870,293)

$25,197,592	$275,916,492	$9,143,000	$80,446,003	$203,217,740	$64,972,359

$20,403,208	$254,137,068	$7,993,505	$79,136,091	$196,278,580	$52,503,619
610,305	12,970,603	290,106	3,285,389	3,353,347	1,752,522
$33.43	$19.59	$27.55	$24.09	$58.53	$29.96

$4,794,384	$21,779,424	$1,149,495	$1,309,912	$6,939,160	$12,468,740
147,416	1,194,101	41,846	54,543	124,238	432,605
$32.52	$18.24	$27.47	$24.02	$55.85	$28.82

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2006

Statements of Assets and Liabilities, continued

	Short Small- Cap ProFund	Short OTC ProFund	UltraBear ProFund	UltraShort Mid-Cap ProFund
Assets:
Securities, at cost	$1,474	$2,850	$15,300	$5,518

Securities, at value	325	1,140	5,650	1,783
Repurchase agreements, at cost	53,681,000	112,551,000	136,826,000	33,801,000

Total Investment Securities	53,681,325	112,552,140	136,831,650	33,802,783
Cash	732	470	998	723
Segregated cash balances with brokers for futures contracts	485,745	4,298,750	12,687,764	581,027
Dividends and interest receivable	7,754	16,257	19,764	4,882
Receivable for capital shares issued	583,136	1,185,561	1,829,985	358,823
Variation margin on futures contracts	11,280	23,609	236,647	—
Receivable from Advisor	—	—	—	—
Prepaid expenses	17,615	18,119	16,895	15,495

Total Assets	54,787,587	118,094,906	151,623,703	34,763,733

Liabilities:
Cash overdraft	—	—	—	—
Payable for capital shares redeemed	745,126	2,702,915	1,112,691	1,650,860
Unrealized depreciation on swap agreements	881,167	1,608,367	941,126	942,366
Variation margin on futures contracts	—	—	—	26,327
Advisory fees payable	31,526	71,179	95,862	20,324
Management services fees payable	6,305	14,236	19,172	4,065
Administration fees payable	1,298	2,934	3,945	914
Distribution and services fees payable—Service Class	1,403	7,196	12,426	2,102
Trustee fees payable	13	16	26	7
Transfer agency fees payable	4,341	6,851	13,147	2,917
Fund accounting fees payable	1,900	4,294	5,775	1,338
Compliance services fees payable	597	828	1,267	339
Services fees payable	751	1,697	2,283	529
Other accrued expenses	45,692	72,637	99,030	23,393

Total Liabilities	1,720,119	4,493,150	2,306,750	2,675,481

Net Assets	$53,067,468	$113,601,756	$149,316,953	$32,088,252

Net Assets consist of:
Capital	$101,930,056	$135,571,610	$294,061,749	$38,395,477
Accumulated net investment income (loss)	743,824	954,659	2,461,349	440,938
Accumulated net realized gains (losses) on investments	(48,663,438)	(22,019,849)	(144,369,721)	(6,066,867)
Net unrealized appreciation (depreciation) on investments	(942,974)	(904,664)	(2,836,424)	(681,296)

Net Assets	$53,067,468	$113,601,756	$149,316,953	$32,088,252

Investor Class:
Net Assets	$50,983,150	$103,935,559	$135,333,210	$29,636,606
Shares of Beneficial Interest Outstanding (unlimited number	2,744,598	4,970,552	7,830,949	1,707,380
of shares authorized, no par value)
Net Asset Value (offering and redemption price per share)	$18.58	$20.91	$17.28	$17.36

Service Class:
Net Assets	$2,084,318	$9,666,197	$13,983,743	$2,451,646
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	112,642	474,999	812,314	144,078
Net Asset Value (offering and redemption price per share)	$18.50	$20.35	$17.21	$17.02

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort OTC ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund

$23,600	$8,033	$12,350	$—	$—	$5,220

13,300	1,675	4,940	—	—	1,786
295,264,000	16,068,000	220,834,000	26,229,000	41,524,000	5,880,000

295,277,300	16,069,675	220,838,940	26,229,000	41,524,000	5,881,786
743	—	873	493	123	—
7,561,773	586,562	21,971,125	—	—	640,346
42,649	2,321	31,898	3,789	5,998	849
3,192,278	1,077,345	3,257,934	23,468	338,068	417,535
175,294	38,895	117,500	—	—	36,733
—	—	—	—	—	6,518
32,482	21,884	27,655	23,144	23,504	21,160

306,282,519	17,796,682	246,245,925	26,279,894	41,891,693	7,004,927

—	1,892	—	—	—	2,659
3,376,462	1,525,918	6,428,170	628,823	971,974	1,769,315
9,508,375	137,868	6,467,653	931,191	2,174,023	27,585
—	—	—	—	—	—
199,247	11,250	140,897	17,228	32,832	—
39,850	2,250	28,180	3,446	6,566	—
8,217	463	5,812	360	684	75
24,303	690	10,212	188	2,128	182
55	4	35	7	8	1
24,947	2,545	20,252	1,708	2,584	462
12,026	678	8,507	519	985	108
2,641	198	1,749	329	385	53
4,754	268	3,363	410	778	85
195,890	15,410	135,998	19,194	27,572	3,993

13,396,767	1,699,434	13,250,828	1,603,403	3,220,519	1,804,518

$292,885,752	$16,097,248	$232,995,097	$24,676,491	$38,671,174	$5,200,409

$382,644,806	$20,192,491	$516,799,719	$27,851,678	$48,252,512	$4,546,249
3,783,382	400,085	3,762,716	279,283	387,727	49,027
(85,822,289)	(4,420,531)	(284,759,524)	(2,523,279)	(7,795,042)	603,759
(7,720,147)	(74,797)	(2,807,814)	(931,191)	(2,174,023)	1,374

$292,885,752	$16,097,248	$232,995,097	$24,676,491	$38,671,174	$5,200,409

$264,378,451	$15,295,152	$222,886,932	$24,629,437	$36,732,706	$4,864,897
14,885,133	658,347	12,020,787	805,426	1,153,316	139,200

$17.76	$23.23	18.54	$30.58	$31.85	$34.95

$28,507,301	$802,096	$10,108,165	$47,054	$1,938,468	$335,512
1,609,073	34,962	527,289	1,545	61,067	9,631
$17.72	$22.94	$19.17	$30.46	$31.74	$34.84

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2006

Statements of Assets and Liabilities, continued

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund
Assets:
Securities, at cost	$5,110,234	$9,235,912	$14,296,760	$2,154,729

Securities, at value	5,729,151	11,472,371	20,343,880	2,385,152
Repurchase agreements, at cost	1,703,000	3,692,000	6,664,000	747,000

Total Investment Securities	7,432,151	15,164,371	27,007,880	3,132,152
Cash	715	716	699	838
Dividends and interest receivable	5,481	11,578	963	3,138
Receivable for investments sold	—	—	774,960	119,226
Receivable for capital shares issued	1,204,754	298,230	97,332	39,371
Unrealized appreciation on swap agreements	54,001	197,735	367,234	12,669
Receivable from Advisor	11,320	—	—	13,136
Prepaid expenses	8,580	22,844	17,327	10,644

Total Assets	8,717,002	15,695,474	28,266,395	3,331,174

Liabilities:
Payable for investments purchased	272,870	255,008	—	—
Payable for capital shares redeemed	744,871	167,472	1,175,619	85,653
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	—	10,926	18,368	—
Management services fees payable	—	2,185	3,655	—
Administration fees payable	144	448	752	86
Distribution and service fees payable—Service Class	949	2,016	4,258	769
Trustee fees payable	2	3	5	1
Transfer agency fees payable	567	1,909	2,735	383
Fund accounting fees payable	258	698	1,124	203
Compliance services fees payable	56	106	168	29
Services fees payable	83	259	435	50
Other accrued expenses	10,071	32,592	26,464	7,828

Total Liabilities	1,029,871	473,622	1,233,583	95,002

Net Assets	$7,687,131	$15,221,852	$27,032,812	$3,236,172

Net Assets consist of:
Capital	$7,639,035	$21,885,023	$39,204,889	$3,566,930
Accumulated net investment income (loss)	76,991	457,149	(155,260)	24,153
Accumulated net realized gains (losses) on investments	(701,813)	(9,554,514)	(18,431,171)	(598,003)
Net unrealized appreciation (depreciation) on investments	672,918	2,434,194	6,414,354	243,092

Net Assets	$7,687,131	$15,221,852	$27,032,812	$3,236,172

Investor Class:
Net Assets	$5,853,229	$13,351,389	$20,888,772	$2,398,762
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	139,336	334,719	400,365	71,720
Net Asset Value (offering and redemption price per share)	$42.01	$39.89	$52.17	$33.45

Service Class:
Net Assets	$1,833,902	$1,870,463	$6,144,040	$837,410
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	42,977	48,152	124,851	25,394
Net Asset Value (offering and redemption price per share)	$42.67	$38.84	$49.21	$32.98

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund

$846,708	$4,151,996	$12,255,838	$1,759,341	$6,784,899	$6,482,619

871,232	5,359,966	14,330,263	1,855,165	13,548,872	7,924,778
269,000	1,758,000	4,679,000	634,000	4,877,000	3,038,000

1,140,232	7,117,966	19,009,263	2,489,165	18,425,872	10,962,778
22	193	122	945	170	586
166	4,641	9,533	1,189	704	439
—	107,175	—	97,614	521,074	3,146,513
58,200	102,405	295,110	46,778	83,324	1,827,453
—	52,516	116,742	—	—	134,166
20,678	—	—	16,023	—	—
10,228	14,708	14,644	10,306	18,182	15,132

1,229,526	7,399,604	19,445,414	2,662,020	19,049,326	16,087,067

—	—	—	—	—	1,126,474
56,326	287,363	479,769	172,081	723,857	332,874
5,879	—	—	7,113	187,719	—
—	4,004	644	—	12,974	8,059
—	801	129	—	2,595	1,612
19	165	462	66	531	332
208	906	2,707	225	1,138	1,689
—	1	3	—	3	2
118	791	1,878	257	1,767	1,352
137	348	759	211	797	489
10	54	100	18	128	82
11	95	267	38	307	192
5,852	17,900	16,996	9,385	23,638	12,770

68,560	312,428	503,714	189,394	955,454	1,485,927

$1,160,966	$7,087,176	$18,941,700	$2,472,626	$18,093,872	$14,601,140

$1,533,615	$12,808,532	$25,894,246	$6,401,227	$24,821,512	$14,206,820
905	278,479	31,053	13,310	325,891	(18,555)
(392,199)	(7,260,321)	(9,174,766)	(4,030,622)	(13,629,785)	(1,163,450)
18,645	1,260,486	2,191,167	88,711	6,576,254	1,576,325

$1,160,966	$7,087,176	$18,941,700	$2,472,626	$18,093,872	$14,601,140

$463,586	$6,066,494	$15,615,767	$1,777,327	$16,901,679	$12,586,615

16,034	209,722	1,041,910	49,428	247,007	666,984
$28.91	$28.93	$14.99	$35.96	$68.43	$18.87

$697,380	$1,020,682	$3,325,933	$695,299	$1,192,193	$2,014,525

24,675	37,250	234,839	19,844	18,702	114,423
$28.26	$27.40	$14.16	$35.04	$63.75	$17.61

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2006

Statements of Assets and Liabilities, continued

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
Assets:
Securities, at cost	$82,812,431	$4,050,171	$19,128,680	$—

Securities, at value	124,488,517	4,235,249	21,107,742	—
Repurchase agreements, at cost	37,143,000	1,041,000	8,779,000	202,517,000

Total Investment Securities	161,631,517	5,276,249	29,886,742	202,517,000
Cash	—	872	330	820
Dividends and interest receivable	66,373	1,294	11,218	29,252
Receivable for investments sold	—	—	6,742,464	—
Receivable for capital shares issued	2,579,187	847,982	1,302,705	3,417,338
Unrealized appreciation on swap agreements	5,149,208	216,112	387,986	840,947
Receivable from Advisor	—	868	—	—
Prepaid expenses	28,663	27,442	20,770	28,433

Total Assets	169,454,948	6,370,819	38,352,215	206,833,790

Liabilities:
Cash overdraft	367	—	—	—
Payable for investments purchased	1,425,012	673,938	—	—
Payable for capital shares redeemed	1,877,276	69,678	9,218,760	2,646,248
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	104,066	—	198	141,711
Management services fees payable	20,813	—	39	28,342
Administration fees payable	4,291	2	416	5,825
Distribution and services fees payable—Service Class	16,597	720	2,125	67,017
Trustee fees payable	21	—	3	30
Transfer agency fees payable	14,504	102	1,447	28,121
Fund accounting fees payable	6,327	—	624	8,525
Compliance services fees payable	762	8	102	1,106
Service fees payable	2,483	71	241	3,370
Other accrued expenses	117,196	3,518	14,873	121,835

Total Liabilities	3,589,715	748,037	9,238,828	3,052,130

Net Assets	$165,865,233	$5,622,782	$29,113,387	$203,781,660

Net Assets consist of:
Capital	$120,796,198	$5,603,633	$37,120,577	$169,411,839
Accumulated net investment income (loss)	819,115	(2,317)	221,456	4,320,544
Accumulated net realized gains (losses) on investments	(2,575,374)	(379,724)	(10,595,694)	29,208,330
Net unrealized appreciation (depreciation) on investments	46,825,294	401,190	2,367,048	840,947

Net Assets	$165,865,233	$5,622,782	$29,113,387	$203,781,660

Investor Class:
Net Assets	$145,885,326	$4,664,040	$24,393,903	$132,143,958
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,582,799	157,316	2,450,724	2,930,007
Net Asset Value (offering and redemption price per share)	$40.72	$29.65	$9.95	$45.10

Service Class:
Net Assets	$19,979,907	$958,742	$4,719,484	$71,637,702
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	521,174	32,382	497,941	1,652,012
Net Asset Value (offering and redemption price per share)	$38.34	$29.61	$9.48	$43.36

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund

$60,016,137	$7,673,940	$4,361,457	$6,698,033	$64,629,389	$—

66,416,982	10,890,298	4,978,594	7,355,625	70,138,658	—
23,992,000	3,083,000	1,539,000	2,297,000	22,674,000	33,346,000

90,408,982	13,973,298	6,517,594	9,652,625	92,812,658	33,346,000
739	762	302	850	226	295
50,533	1,777	349	50,553	48,309	4,817
8,299,837	—	—	679,723	—	—
1,791,223	154,900	34,927	799,296	2,417,248	323,088
754,191	540,338	102,583	201,148	189,856	—
—	—	1,229	—	—	—
36,994	16,978	14,312	13,625	30,602	11,667

101,342,499	14,688,053	6,671,296	11,397,820	95,498,899	33,685,867

—	—	—	—	—	—
—	—	—	334,925	999,085	—
12,759,186	153,696	28,656	408,813	888,328	300,775
—	—	—	—	—	1,503,079
31,072	12,400	—	3,242	33,217	21,171
6,214	2,480	—	648	6,643	4,234
2,093	507	208	197	1,370	870
5,077	1,042	422	505	6,673	4,997
5	3	2	1	4	6
4,682	1,699	1,155	781	4,193	2,624
3,108	782	393	299	2,043	1,274
181	97	61	33	158	226
1,211	293	120	114	793	503
50,666	21,486	12,651	8,072	33,798	—

12,863,495	194,485	43,668	757,630	1,976,305	1,839,759

$88,479,004	$14,493,568	$6,627,628	$10,640,190	$93,522,594	$31,846,108

$96,114,370	$46,986,673	$18,431,179	$14,974,392	$86,994,434	$38,930,909
292,344	(3,695)	(19,414)	138,316	405,191	384,258
(15,082,746)	(36,246,106)	(12,503,857)	(5,331,258)	423,844	(5,965,980)
7,155,036	3,756,696	719,720	858,740	5,699,125	(1,503,079)

$88,479,004	$14,493,568	$6,627,628	$10,640,190	$93,522,594	$31,846,108

$80,826,887	$12,967,212	$6,104,557	$8,695,463	$81,230,107	$26,214,473
1,730,292	829,580	267,856	386,394	3,657,211	1,075,191
$46.71	$15.63	$22.79	$22.50	$22.21	$24.38

$7,652,117	$1,526,356	$523,071	$1,944,727	$12,292,487	$5,631,635
161,416	103,946	23,936	90,767	580,388	232,219
$47.41	$14.68	$21.85	$21.43	$21.18	$24.25

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2006

Statements of Assets and Liabilities, continued

	Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund
Assets:
Securities, at cost	$—	$—	$59,231,788

Securities, at value	—	—	60,560,906
Repurchase agreements, at cost	33,666,000	107,816,000	6,608,000

Total Investment Securities	33,666,000	107,816,000	67,168,906
Cash	347	851	421
Segregated cash balances with brokers for futures contracts	—	—	148,062
Dividends and interest receivable	4,863	15,573	1,377,321
Receivable for capital shares issued	721,190	672,095	3,755,498
Unrealized appreciation on currency contracts	—	—	—
Unrealized appreciation on swap agreements	—	—	74,539
Variation margin on futures contracts	—	—	7,188
Prepaid expenses	18,316	10,858	27,965

Total Assets	34,410,716	108,515,377	72,559,900

Liabilities:
Dividends payable	—	—	1,515
Payable for capital shares redeemed	2,086,130	675,355	2,601,751
Unrealized depreciation on currency contracts	—	—	—
Unrealized depreciation on swap agreements	2,318,956	1,369,305	—
Variation margin on futures contracts	—	—	—
Advisory fees payable	16,967	66,110	35,659
Management services fees payable	3,393	13,222	10,698
Administration fees payable	697	2,719	2,203
Distribution and services fees payable—Service Class	1,654	6,346	10,210
Trustee fees payable	5	15	19
Transfer agency fees payable	2,347	8,884	10,665
Fund accounting fees payable	1,020	3,980	3,224
Compliance services fees payable	188	555	868
Service fees payable	403	1,573	1,274
Other accrued expenses	45,754	40,954	57,459

Total Liabilities	4,477,514	2,189,018	2,735,545

Net Assets	$29,933,202	$106,326,359	$69,824,355

Net Assets consist of:
Capital	$29,612,457	$121,140,941	$75,030,764
Accumulated net investment income (loss)	323,747	1,409,392	(57,441)
Accumulated net realized gains (losses) on investments	2,315,954	(14,854,669)	(6,640,109)
Net unrealized appreciation (depreciation) on investments	(2,318,956)	(1,369,305)	1,491,141

Net Assets	$29,933,202	$106,326,359	$69,824,355

Investor Class:
Net Assets	$25,326,007	$98,833,569	$60,861,510
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	901,414	3,748,474	2,066,595
Net Asset Value (offering and redemption price per share)	$28.10	$26.37	$29.45

Service Class:
Net Assets	$4,607,195	$7,492,790	$8,962,845
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	164,950	285,607	305,452
Net Asset Value (offering and redemption price per share)	$27.93	$26.23	$29.34

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$855	$10,275	$—	$—

510	7,515	—	—
12,999,000	396,788,000	28,661,000	76,933,000

12,999,510	396,795,515	28,661,000	76,933,000
19	558	998	526
3,292	144,495	—	—
1,878	57,314	4,140	11,113
—	650,127	54,409	10,041,495
—	—	9,697	1,006,032
—	—	—	—
—	—	—	—
9,289	33,585	12,714	12,633

13,013,988	397,681,594	28,742,958	88,004,799

—	—	—	—
119,587	2,409,778	700,393	122,666
—	—	384,070	4,759
45,379	2,039,991	—	—
191	6,500	—	—
9,535	252,546	19,743	71,871
1,907	50,509	3,949	14,375
392	10,388	813	2,205
1,197	30,894	3,825	3,396
3	70	5	15
1,670	34,872	3,042	8,779
574	15,205	1,190	3,227
130	3,383	67	141
227	6,010	470	1,275
19,291	329,940	19,539	52,494

200,083	5,190,086	1,137,106	285,203

$12,813,905	$392,491,508	$27,605,852	$87,719,596

$11,017,865	$479,718,143	$29,136,963	$87,370,549
417,108	9,157,713	460,289	1,175,776
1,425,472	(94,281,691)	(1,617,027)	(1,828,002)
(46,540)	(2,102,657)	(374,373)	1,001,273

$12,813,905	$392,491,508	$27,605,852	$87,719,596

$11,975,296	$353,591,952	$25,033,972	$84,232,403
379,159	16,129,205	795,469	2,886,713
$31.58	$21.92	$31.47	$29.18

$838,609	$38,899,556	$2,571,880	$3,487,193
26,667	1,820,085	82,218	120,489
$31.45	$21.37	$31.28	$28.94

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations

	Bull ProFund		Mid-Cap ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$797,181	$1,634,153	$449,127	$1,058,982
Interest	137,908	282,326	406,532	576,994

Total Investment Income	935,089	1,916,479	855,659	1,635,976

Expenses:
Advisory fees	361,273	722,580	319,428	689,868
Management services fees	72,255	144,517	63,886	137,974
Administration fees	14,846	31,058	13,107	29,781
Distribution and service fees—Service Class	92,275	189,433	33,112	125,220
Transfer agency fees	58,855	114,913	35,103	76,701
Administrative service fees	83,566	171,602	125,057	219,197
Registration and filing fees	27,540	36,850	24,162	38,740
Custody fees	26,266	47,569	22,094	38,724
Fund accounting fees	22,059	48,185	19,106	45,147
Trustee fees	575	1,315	666	1,422
Compliance services fees	1,978	2,550	686	2,483
Services fees	8,753	11,115	7,835	10,620
Other fees	30,563	62,913	25,894	60,777

Total Gross Expenses before reductions	800,804	1,584,600	690,136	1,476,654
Less Expenses reduced by the Advisor	—	—	(19,500)	—
Less Expenses reduced by the Administrator	—	—	(19,500)	—

Total Net Expenses	800,804	1,584,600	651,136	1,476,654

Net Investment Income (Loss)	134,285	331,879	204,523	159,322

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	532,548	4,570,511	10,129,455	6,530,199
Net realized gains (losses) on futures contracts	(383,120)	(469,055)	(89,729)	542,341
Net realized gains (losses) on swap agreements	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	1,427,173	(5,701,001)	(8,088,572)	(7,717,382)

Net Realized and Unrealized Gains (Losses) on Investments	1,576,601	(1,599,545)	1,951,154	(644,842)

Change in Net Assets Resulting from Operations	$1,710,886	$(1,267,666)	$2,155,677	$(485,520)

See accompanying notes to the financial statements.

Small-Cap ProFund		OTC ProFund		Large-Cap Value ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$271,023	$652,548	$102,672	$273,484	$736,052	$772,316
663,473	1,250,544	57,945	89,193	4,980	2,945

934,496	1,903,092	160,617	362,677	741,032	775,261

337,632	726,370	183,023	397,549	252,668	262,238
67,527	145,274	39,219	85,189	50,534	52,448
13,872	30,783	8,051	18,173	10,394	11,271
89,133	137,877	29,169	91,806	53,965	82,422
34,279	80,538	25,881	68,299	46,068	57,401
95,274	103,384	57,900	99,919	46,870	29,966
26,834	42,100	19,679	37,638	14,703	29,075
12,102	53,645	10,641	21,029	27,789	39,746
21,587	52,970	11,275	26,514	15,621	18,593
683	1,448	291	824	328	474
1,011	3,319	753	1,694	2,121	952
8,317	11,534	4,764	6,420	6,071	4,040
3,987	71,810	15,296	32,058	23,831	43,431

712,238	1,461,052	405,942	887,112	550,963	632,057
—	—	—	—	—	—
—	—	—	—	—	—

712,238	1,461,052	405,942	887,112	550,963	632,057

222,258	442,040	(245,325)	(524,435)	190,069	143,204

2,908,054	3,444,474	1,842,388	2,952,691	(2,302,969)	3,006,866
1,673,162	1,113,548	(376,931)	49,891	(2,443)	4,974
(943,937)	3,248,371	—	—	—	—
2,415,077	(12,655,808)	(5,236,477)	(7,898,842)	4,507,250	(2,712,511)

6,052,356	(4,849,415)	(3,771,020)	(4,896,260)	2,201,838	299,329

$6,274,614	$(4,407,375)	$(4,016,345)	$(5,420,695)	$2,391,907	$442,533

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$64,581	$313,172	$511,518	$1,537,841
Interest	3,050	3,744	5,652	7,011

Total Investment Income	67,631	316,916	517,170	1,544,852

Expenses:
Advisory fees	40,377	157,557	210,884	686,002
Management services fees	8,075	31,512	42,177	137,201
Administration fees	1,669	6,765	8,649	29,503
Distribution and service fees—Service Class	18,537	99,132	54,487	107,613
Transfer agency fees	9,133	36,339	40,273	93,228
Administrative service fees	3,532	9,330	53,455	185,115
Registration and filing fees	16,021	26,167	18,507	40,300
Custody fees	19,833	24,631	20,067	41,193
Fund accounting fees	3,489	10,821	12,979	44,156
Trustee fees	51	283	459	979
Compliance services fees	213	665	766	1,893
Services fees	1,011	2,376	5,213	10,641
Other fees	2,678	19,821	14,805	97,728
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	124,619	425,399	482,721	1,475,552
Less Expenses reduced by the Advisor	(1,105)	—	—	—
Less Fees paid indirectly	—	—	—	—

Total Net Expenses	123,514	425,399	482,721	1,475,552

Net Investment Income (Loss)	(55,883)	(108,483)	34,449	69,300

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	502,151	(922,299)	2,293,966	12,732,457
Net realized gains (losses) on futures contracts	(2,443)	4,965	(2,268)	17,625
Change in net unrealized appreciation/depreciation on investments	(535,800)	(103,309)	(1,359,011)	(5,608,061)

Net Realized and Unrealized Gains (Losses) on Investments	(36,092)	(1,020,643)	932,687	7,142,021

Change in Net Assets Resulting from Operations	$(91,975)	$(1,129,126)	$967,136	$7,211,321

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$93,018	$314,947	$372,133	$452,649	$55,889	$354,823
4,645	5,515	5,149	5,051	3,559	5,973

97,663	320,462	377,282	457,700	59,448	360,796

131,267	274,500	186,111	292,956	121,718	357,870
26,253	54,900	37,222	58,592	24,344	71,574
5,402	11,697	7,525	12,678	4,976	15,429
49,173	174,366	42,268	185,701	43,072	107,605
26,729	58,595	25,931	60,690	20,598	57,845
19,872	26,936	51,213	42,707	28,568	76,290
23,922	30,702	18,092	31,688	18,838	29,286
13,613	27,459	33,072	56,017	22,928	36,340
8,195	18,033	12,022	20,893	8,134	23,754
252	492	221	744	210	795
311	1,275	677	739	378	1,115
3,252	4,142	4,495	4,501	2,999	5,570
8,508	34,842	17,411	37,129	7,285	62,850
—	38,450	—	—	—	—

316,749	756,389	436,260	805,035	304,048	846,323
—	—	—	—	—	—
—	—	(2,002)	—	—	—

316,749	756,389	434,258	805,035	304,048	846,323

(219,086)	(435,927)	(56,976)	(347,335)	(244,600)	(485,527)

3,728,133	191,216	(535,433)	12,696,294	3,031,140	4,679,650
(2,268)	17,625	662	9,811	662	9,798

(2,783,855)	1,866,852	495,190	(22,362,972)	(2,344,612)	(10,117,426)

942,010	2,075,693	(39,581)	(9,656,867)	687,190	(5,427,978)

$722,924	$1,639,766	$(96,557)	$(10,004,202)	$442,590	$(5,913,505)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Europe 30 ProFund		UltraBull ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$910,182	$413,090	$1,383,141	$2,566,051
Interest	9,375	30,032	595,483	468,398
Foreign tax withholding	(51,767)	(30,698)	—	—

Total Investment Income	867,790	412,424	1,978,624	3,034,449

Expenses:
Advisory fees	166,019	163,528	679,069	1,229,004
Management services fees	33,204	32,706	135,814	245,802
Administration fees	6,777	7,032	27,884	52,975
Distribution and service fees—Service Class	20,732	45,845	96,604	156,725
Transfer agency fees	28,694	34,844	86,782	180,281
Administrative service fees	32,650	19,597	193,183	312,856
Registration and filing fees	16,019	34,434	27,928	39,984
Custody fees	8,057	8,174	43,770	87,647
Fund accounting fees	9,723	10,707	40,052	80,147
Trustee fees	229	347	1,040	1,957
Compliance services fees	615	724	3,646	3,990
Services fees	4,182	2,598	16,506	18,975
Other fees	13,228	13,988	58,938	103,808
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	340,129	374,524	1,411,216	2,514,151
Less Fees paid indirectly	(3,650)	—	—	—

Total Net Expenses	336,479	374,524	1,411,216	2,514,151

Net Investment Income (Loss)	531,311	37,900	567,408	520,298

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(53,649)	(497,709)	250,177	(56,476,243)
Net realized gains (losses) on futures contracts	(19,393)	139,186	(2,592,407)	62,572,938
Net realized gains (losses) on swap agreements	—	—	(1,967,119)	2,529,286
Change in net unrealized appreciation/depreciation on investments	690,786	(2,959,708)	6,635,354	(6,878,934)

Net Realized and Unrealized Gains (Losses) on Investments	617,744	(3,318,231)	2,326,005	1,747,047

Change in Net Assets Resulting from Operations	$1,149,055	$(3,280,331)	$2,893,413	$2,267,345

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$922,998	$1,186,025	$851,012	$1,074,904	$345,375	$551,210
858,403	725,538	1,442,028	2,456,671	255,176	204,729
—	—	—	—	—	—

1,781,401	1,911,563	2,293,040	3,531,575	600,551	755,939

635,645	867,598	848,126	1,319,583	163,988	223,855
127,130	173,521	169,626	263,918	32,798	44,771
26,055	37,062	34,734	56,648	6,737	9,631
49,388	115,576	82,543	127,145	32,772	50,901
71,638	113,203	116,213	211,696	25,853	33,647
197,388	244,414	201,176	295,243	34,340	50,055
44,236	49,721	26,815	47,624	20,202	32,020
31,221	52,390	29,378	72,082	11,268	10,906
36,737	56,049	49,226	87,353	9,251	13,808
1,099	1,333	1,265	2,274	294	364
2,625	3,362	4,206	4,333	824	756
15,398	13,200	20,131	20,289	3,971	3,452
52,616	70,325	71,085	100,564	17,733	26,472
—	45,766	—	—	—	—

1,291,176	1,843,520	1,654,524	2,608,752	360,031	500,638
—	—	—	—	(2,329)	—

1,291,176	1,843,520	1,654,524	2,608,752	357,702	500,638

490,225	68,043	638,516	922,823	242,849	255,301

3,024,638	32,581	(1,234,040)	(4,763,725)	480,042	(1,257,741)
(1,870,286)	7,707,268	(8,064,227)	6,653,257	604,533	(302,700)
(5,977,257)	4,485,359	(14,527,494)	(3,363,539)	(49,131)	(842,110)
(1,551,826)	4,834,208	11,013,886	(23,171,874)	630,509	23,484

(6,374,731)	17,059,416	(12,811,875)	(24,645,881)	1,665,953	(2,379,067)

$(5,884,506)	$17,127,459	$(12,173,359)	$(23,723,058)	$1,908,802	$(2,123,766)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	UltraOTC ProFund		UltraInternational ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	April 19, 2006(a) through July 31, 2006
Investment Income:
Dividends	$826,275	$1,898,007	$—
Interest	1,010,127	1,808,608	106,025

Total Investment Income	1,836,402	3,706,615	106,025

Expenses:
Advisory fees	1,604,958	3,070,839	15,016
Management services fees	320,993	614,171	3,003
Administration fees	65,856	132,005	147
Distribution and service fees—Service Class	132,237	255,380	1,693
Transfer agency fees	214,915	460,669	619
Administrative service fees	392,511	748,046	2,276
Registration and filing fees	29,642	54,346	10,654
Custody fees	34,248	77,076	1,418
Fund accounting fees	90,110	191,700	199
Trustee fees	2,699	4,959	1
Compliance services fees	7,523	10,069	185
Services fees	39,060	47,376	365
Other fees	130,910	235,105	13,365
Recoupment of prior expenses reimbursed by the Advisor	—	—	—

Total Gross Expenses before reductions	3,065,662	5,901,741	48,941
Less Expenses reduced by the Advisor	—	—	(8,350)

Total Net Expenses	3,065,662	5,901,741	40,591

Net Investment Income (Loss)	(1,229,260)	(2,195,126)	65,434

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	8,961,322	5,941,508	—
Net realized gains (losses) on futures contracts	(13,820,996)	(17,864,990)	—
Net realized gains (losses) on swap agreements	(45,140,766)	13,868,153	(2,115,816)
Change in net unrealized appreciation/depreciation on investments	(21,175,375)	(31,174,430)	176,812

Net Realized and Unrealized Gains (Losses) on Investments	(71,175,815)	(29,229,759)	(1,939,004)

Change in Net Assets Resulting from Operations	$(72,405,075)	$(31,424,885)	$(1,873,570)

(a)	Commencement of operations.

See accompanying notes to the financial statements.

UltraEmerging Markets ProFund	UltraJapan ProFund		Bear ProFund
April 19, 2006(a) through July 31, 2006	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$—	$—	$—	$—	$—
593,132	6,684,103	1,357,443	1,279,735	1,207,323

593,132	6,684,103	1,357,443	1,279,735	1,207,323

80,452	1,876,267	946,745	201,233	286,883
16,090	312,712	157,792	40,247	57,377
1,068	63,989	32,990	8,260	12,394
4,116	94,277	83,813	32,839	51,476
6,284	196,342	113,359	25,797	40,960
9,742	443,878	190,596	60,902	82,653
14,735	20,655	32,153	41,253	53,753
2,496	28,582	16,322	7,382	13,711
1,496	86,559	45,633	11,389	18,100
5	2,542	1,441	242	359
1,297	5,793	6,164	1,335	761
1,932	37,894	11,085	4,840	4,460
27,976	125,499	59,253	17,882	24,168
—	—	16,276	—	—

167,689	3,294,989	1,713,622	453,601	647,055
—	—	—	—	—

167,689	3,294,989	1,713,622	453,601	647,055

425,443	3,389,114	(356,179)	826,134	560,268

—	(409,528,371)	(300,491,179)	(5,674)	(18,105)
—	339,170,139	388,811,569	(423,610)	(1,227,634)
(5,309,425)	(1,685,062)	—	24,025	(1,502,118)
2,363,062	711,519	25,660,296	(1,135,785)	617,675

(2,946,363)	(71,331,775)	113,980,685	(1,541,044)	(2,130,182)

$(2,520,920)	$ (67,942,661)	$113,624,506	$ (714,910)	$(1,569,914)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Short Small-Cap ProFund		Short OTC ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Interest	$1,114,764	$1,068,652	$1,382,504	$788,942

Expenses:
Advisory fees	170,948	262,624	213,953	193,660
Management services fees	34,190	52,525	42,791	38,732
Administration fees	7,034	11,469	8,813	8,392
Distribution and services fees-Service Class	16,744	39,928	31,388	42,008
Transfer agency fees	18,866	32,415	21,543	34,869
Administrative services fees	59,812	86,474	75,816	38,928
Registration and filing fees	18,178	27,852	21,073	30,933
Custody fees	6,915	13,056	6,784	13,370
Fund accounting fees	9,568	16,778	12,038	12,188
Trustee fees	196	292	154	287
Compliance services fees	1,259	475	2,194	592
Services fees	4,033	4,150	4,985	3,010
Other fees	15,405	21,769	19,341	17,060

Total Gross Expenses before reductions	363,148	569,807	460,873	434,029
Less Expenses reduced by the Advisor	—	—	—	—

Total Net Expenses	363,148	569,807	460,873	434,029

Net Investment Income (Loss)	751,616	498,845	921,631	354,913

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,510)	(14,960)	(8,550)	(16,149)
Net realized gains (losses) on futures contracts	(1,454,396)	(1,151,047)	1,086,127	(1,299,222)
Net realized gains (losses) on swap agreements	(2,548,347)	(4,658,938)	5,098,263	(551,434)
Change in net unrealized appreciation/depreciation on investments	(1,093,759)	418,400	(1,550,565)	680,432

Net Realized and Unrealized Gains (Losses) on Investments	(5,106,012)	(5,406,545)	4,625,275	(1,186,373)

Change in Net Assets Resulting from Operations	$(4,354,396)	$(4,907,700)	$5,546,906	$(831,460)

See accompanying notes to the financial statements.

UltraBear ProFund		UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$3,614,642	$3,792,165	$701,906	$322,505	$5,712,996	$4,184,922

581,161	895,447	109,170	73,232	884,418	965,096
116,233	179,090	21,834	14,647	176,884	193,020
23,853	38,573	4,467	3,156	36,266	41,772
71,705	93,485	11,913	13,522	78,727	78,903
76,713	129,348	11,802	12,813	92,022	150,388
148,958	236,767	39,277	15,612	278,238	238,300
22,501	34,381	19,484	28,685	47,581	69,708
13,130	24,794	6,146	9,430	17,343	26,257
32,315	56,213	6,166	4,609	49,376	60,947
851	1,146	101	90	888	1,081
3,506	2,531	821	206	6,814	2,499
13,884	13,916	2,593	1,131	20,790	15,106
48,483	72,467	10,250	6,542	80,059	72,862

1,153,293	1,778,158	244,024	183,675	1,769,406	1,915,939
—	—	(2,226)	(5,959)	—	—

1,153,293	1,778,158	241,798	177,716	1,769,406	1,915,939

2,461,349	2,014,007	460,108	144,789	3,943,590	2,268,983

(34,850)	(68,595)	(2,360)	(12,390)	(38,040)	(52,805)
(225,954)	(19,446,568)	(1,479,106)	(712,004)	(5,234,633)	(4,906,110)
563,563	(329,099)	2,667,588	(3,056,969)	2,702,997	(45,390,316)
(4,599,972)	3,698,438	(752,934)	207,370	(10,110,443)	2,942,348

(4,297,213)	(16,145,824)	433,188	(3,573,993)	(12,680,119)	(47,406,883)

$(1,835,864)	$(14,131,817)	$893,296	$(3,429,204)	$ (8,736,529)	$(45,137,900)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	UltraShort Dow 30 ProFund		UltraShort OTC ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$—	$—	$—	$—
Interest	629,462	442,681	5,448,990	6,152,092

Total Investment Income	629,462	442,681	5,448,990	6,152,092

Expenses:
Advisory fees	100,633	99,750	880,864	1,467,893
Management services fees	20,127	19,950	176,174	293,580
Administration fees	4,132	4,266	36,194	63,413
Distribution and services fees—Service Class	7,741	9,389	59,392	73,020
Transfer agency fees	19,104	19,638	113,716	209,284
Administrative services fees	15,483	13,354	228,336	385,315
Registration and filing fees	17,524	36,517	21,933	39,044
Custody fees	4,339	7,530	16,525	36,750
Fund accounting fees	5,650	6,150	49,335	91,908
Trustee fees	170	114	1,330	2,023
Compliance services fees	505	350	5,160	4,327
Services fees	2,445	1,516	21,224	22,780
Printing and mailing fees	2,829	1,928	28,174	33,610
Other fees	11,473	8,133	47,917	78,551

Total Gross Expenses before reductions	212,155	228,585	1,686,274	2,801,498
Less Expenses reduced by the Advisor	—	—	—	—
Less Fees paid indirectly	—	—	—	—

Total Net Expenses	212,155	228,585	1,686,274	2,801,498

Net Investment Income (Loss)	417,307	214,096	3,762,716	3,350,594

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities and foreign currency transactions	(15,200)	(25,800)	(46,550)	(77,425)
Net realized gains (losses) on futures contracts	227,062	(1,378,894)	8,023,675	(2,943,360)
Net realized gains (losses) on swap agreements	(1,146,621)	(1,320,841)	30,067,999	(17,350,047)
Change in net unrealized appreciation/depreciation on investments	(301,112)	230,716	(8,728,039)	7,821,379

Net Realized and Unrealized Gains (Losses) on Investments	(1,235,871)	(2,494,819)	29,317,085	(12,549,453)

Change in Net Assets Resulting from Operations	$(818,564)	$(2,280,723)	$33,079,801	$(9,198,859)

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund	Banks UltraSector ProFund
April 19, 2006(a) through July 31, 2006	April 19, 2006(a) through July 31, 2006	March 29, 2006(a) through July 31, 2006	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$—	$—	$—	$86,202	$117,627
385,593	534,435	84,408	42,846	32,654

385,593	534,435	84,408	129,048	150,281

53,054	71,080	15,899	27,417	30,895
10,611	14,216	2,650	5,483	6,179
384	709	169	1,128	1,316
547	4,933	933	8,868	9,101
1,603	2,411	1,006	4,187	5,989
13,952	22,188	1,230	6,648	4,890
11,055	11,911	14,190	15,766	26,572
1,942	2,218	1,988	10,358	15,291
486	918	236	1,892	2,563
7	7	3	35	55
617	943	123	152	136
1,199	1,590	323	659	466
3,497	5,061	5,026	590	1,103
7,356	8,523	3,132	2,582	3,307

106,310	146,708	46,908	85,765	107,863
—	—	(11,527)	(18,806)	(29,580)
—	—	—	(343)	—

106,310	146,708	35,381	66,616	78,283

279,283	387,727	49,027	62,432	71,998

—	—	(13,220)	(306,770)	105,176
—	—	623,108	—	—
(2,523,279)	(7,795,042)	(6,129)	(389,202)	61,028
(931,191)	(2,174,023)	1,374	323,843	(256,090)

(3,454,470)	(9,969,065)	605,133	(372,129)	(89,886)

$(3,175,187)	$(9,581,338)	$654,160	$(309,697)	$(17,888)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$497,544	$273,382	$998	$1,841
Interest	262,643	129,641	223,321	282,871

Total Investment Income	760,187	403,023	224,319	284,712

Expenses:
Advisory fees	172,600	122,601	142,644	250,757
Management services fees	34,520	24,520	28,529	50,152
Administration fees	7,055	5,236	5,864	10,650
Distribution and services fees—Service Class	25,321	23,218	18,733	55,100
Transfer agency fees	35,336	22,961	18,483	41,340
Administrative services fees	28,972	18,896	45,864	52,946
Registration and filing fees	17,636	35,901	24,029	34,237
Custody fees	11,991	17,277	8,123	17,510
Fund accounting fees	9,954	7,850	8,167	15,489
Trustee fees	275	293	236	297
Compliance services fees	488	800	703	980
Services fees	4,240	1,815	3,477	3,718
Other fees	19,573	16,336	14,142	25,614
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	24,930

Total Gross Expenses before reductions	367,961	297,704	318,994	583,720
Less Expenses reduced by the Advisor	—	—	—	—
Less Fees paid indirectly	—	—	—	—

Total Net Expenses	367,961	297,704	318,994	583,720

Net Investment Income (Loss)	392,226	105,319	(94,675)	(299,008)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(727,804)	(1,757,133)	145,695	(1,567,974)
Net realized gains (losses) on swap agreements	(1,669,157)	(1,009,689)	(4,163,856)	3,553,198
Change in net unrealized appreciation/depreciation on investments	639,352	213,412	(1,373,994)	4,520,333

Net Realized and Unrealized Gains (Losses) on Investments	(1,757,609)	(2,553,410)	(5,392,155)	6,505,557

Change in Net Assets Resulting from Operations	$(1,365,383)	$(2,448,091)	$(5,486,830)	$6,206,549

See accompanying notes to the financial statements.

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$33,489	$68,609	$4,829	$5,353	$322,491	$300,157
21,661	28,024	7,124	7,065	186,613	131,207

55,150	96,633	11,953	12,418	509,104	431,364

13,941	30,737	4,794	7,845	124,764	107,304
2,788	6,147	959	1,569	24,953	21,461
570	1,335	196	338	5,133	4,444
2,512	8,226	1,381	2,179	10,436	18,218
427	4,559	444	1,702	25,700	20,583
4,690	7,865	1,323	1,320	20,084	17,108
12,881	28,717	12,605	26,002	17,647	27,006
10,865	19,657	11,488	22,079	16,190	33,035
1,344	3,006	1,069	2,042	7,592	7,692
15	48	5	13	259	213
84	68	23	20	297	862
335	493	116	126	3,036	1,499
1,940	4,307	976	1,707	9,489	13,957
—	—	—	—	—	—

52,392	115,165	35,379	66,942	265,580	273,382
(20,511)	(38,102)	(23,838)	(47,195)	—	(14,841)
—	—	(75)	—	—	—

31,881	77,063	11,466	19,747	265,580	258,541

23,269	19,570	487	(7,329)	243,524	172,823

(129,164)	(152,971)	(79,429)	(98,298)	1,979,640	(183,221)
(84,533)	(63,262)	(115,652)	(82,693)	(22,950)	1,411,271
156,080	(56,311)	(6,471)	(50,660)	(243,391)	355,829

(57,617)	(272,544)	(201,552)	(231,651)	1,713,299	1,583,879

$(34,348)	$(252,974)	$(201,065)	$(238,980)	$1,956,823	$1,756,702

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$90,519	$238,340	$31,769	$15,717
Interest	110,481	168,081	32,910	9,620

Total Investment Income	201,000	406,421	64,679	25,337

Expenses:
Advisory fees	70,135	166,584	21,199	10,190
Management services fees	14,027	33,317	4,240	2,038
Administration fees	2,883	7,240	860	441
Distribution and services fees—Service Class	21,064	38,459	7,594	1,444
Transfer agency fees	10,472	28,980	2,720	2,083
Administrative services fees	12,772	34,394	3,363	1,915
Registration and filing fees	20,632	35,912	12,493	30,470
Custody fees	16,959	31,733	18,795	21,826
Fund accounting fees	4,584	11,763	1,973	2,078
Trustee fees	115	214	32	20
Compliance services fees	411	416	78	32
Services fees	1,714	2,602	512	157
Other fees	8,991	18,659	2,678	2,536
Recoupment of prior expenses reimbursed by the Advisor	—	1,820	—	—

Total Gross Expenses before reductions	184,759	412,093	76,537	75,230
Less Expenses reduced by the Advisor	(15,785)	—	(24,286)	(50,970)

Total Net Expenses	168,974	412,093	52,251	24,260

Net Investment Income (Loss)	32,026	(5,672)	12,428	1,077

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(330,814)	(425,179)	(35,250)	(242,442)
Net realized gains (losses) on swap agreements	(608,401)	1,136,333	(110,939)	(30,079)
Change in net unrealized appreciation/depreciation on investments	857,979	398,723	48,429	56,302

Net Realized and Unrealized Gains (Losses) on Investments	(81,236)	1,109,877	(97,760)	(216,219)

Change in Net Assets Resulting from Operations	$(49,210)	$1,104,205	$(85,332)	$(215,142)

See accompanying notes to the financial statements.

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$515,110	$9,607	$70,613	$366,410	$985,504	$1,537,904
257,170	345,035	138,935	275,056	1,112,516	1,140,652

772,280	354,642	209,548	641,466	2,098,020	2,678,556

162,788	324,465	89,792	278,042	706,323	1,064,799
32,558	64,893	17,958	55,609	141,265	212,961
6,689	13,827	3,675	11,965	28,963	45,705
15,417	36,715	21,504	46,890	115,231	176,713
23,009	54,698	13,745	43,540	98,312	148,964
40,497	76,981	19,885	70,414	170,458	261,694
24,584	36,027	19,130	32,189	39,614	47,811
8,273	18,957	4,561	11,950	20,272	32,719
9,201	20,715	5,059	17,654	39,637	65,247
280	696	173	493	1,094	1,470
568	1,395	378	762	3,633	3,745
3,980	4,868	2,200	4,303	17,042	16,189
13,943	39,486	9,940	30,581	74,036	108,584
—	—	—	—	—	24,263

341,787	693,723	208,000	604,392	1,455,880	2,210,864
—	—	—	—	—	—

341,787	693,723	208,000	604,392	1,455,880	2,210,864

430,493	(339,081)	1,548	37,074	642,140	467,692

1,630,327	3,500,556	505,783	5,559,671	(57,613)	(6,848,387)
(6,139,153)	(15,294)	(809,764)	715,708	2,107,675	13,395,545

(4,556,175)	(10,816,270)	(1,034)	(6,015,840)	19,423,930	19,119,377

(9,065,001)	(7,331,008)	(305,015)	259,539	21,473,992	25,666,535

$(8,634,508)	$ (7,670,089)	$(303,467)	$296,613	$22,116,132	$26,134,227

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund
	June 5, 2006(a) through July 31, 2006	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$1,857	$188,206	$299,324
Interest	6,166	117,111	105,166

Total Investment Income	8,023	305,317	404,490

Expenses:
Advisory fees	3,676	74,557	103,060
Management services fees	735	14,912	20,612
Administration fees	3	3,070	4,458
Distribution and services fees—Service Class	797	11,957	12,719
Transfer agency fees	98	10,423	16,735
Administrative services fees	598	18,351	18,395
Registration and filing fees	5,605	17,875	27,371
Custody fees	1,568	6,188	10,153
Fund accounting fees	25	4,168	6,404
Trustee fees	—	125	159
Compliance services fees	72	382	341
Service fees	88	1,762	1,578
Other fees	1,502	8,094	11,021
Recoupment of prior expenses reimbursed by the Advisor	—	—	9,858

Total Gross Expenses before reductions	14,767	171,864	242,864
Less Expenses reduced by the Advisor	(4,427)	(11,859)	—

Total Net Expenses	10,340	160,005	242,864

Net Investment Income (Loss)	(2,317)	145,312	161,626

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(164,729)	(19,216)	(687,102)
Net realized gains (losses) on swap agreements	(214,995)	(165,479)	(133,981)
Change in net unrealized appreciation/depreciation on investments	401,190	1,486,052	(38,852)

Net Realized and Unrealized Gains (Losses) on Investments	21,466	1,301,357	(859,935)

Change in Net Assets Resulting from Operations	$19,149	$1,446,669	$(698,309)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$—	$—	$1,188,511	$431,323	$99,487	$172,347
5,645,406	3,025,389	243,803	209,896	180,298	281,210

5,645,406	3,025,389	1,432,314	641,219	279,785	453,557

856,283	677,614	175,544	204,823	115,970	267,369
171,257	135,523	35,109	40,965	23,194	53,474
35,059	28,968	7,189	8,809	4,764	11,449
276,784	112,321	32,320	51,414	13,149	45,249
152,958	112,402	23,163	37,155	13,335	42,451
122,838	135,066	49,870	43,966	33,259	61,470
27,897	50,514	56,202	72,186	18,478	29,999
15,060	17,439	12,887	22,580	12,199	21,770
48,269	41,206	10,135	13,608	6,712	16,924
1,207	942	252	364	199	460
4,926	2,575	1,492	555	472	1,044
20,776	10,208	4,177	3,157	2,815	4,043
94,078	69,211	20,829	24,248	12,166	30,044
—	21,246	—	—	—	21,048

1,827,392	1,415,235	429,169	523,830	256,712	606,794
—	—	(26,921)	—	—	—

1,827,392	1,415,235	402,248	523,830	256,712	606,794

3,818,014	1,610,154	1,030,066	117,389	23,073	(153,237)

—	(867,352)	(2,936,768)	2,018,965	(884,104)	(878,264)
4,629,134	35,691,346	(548,514)	(706,062)	(6,524,122)	850,817
(3,522,544)	4,294,917	3,967,346	(3,411,934)	(1,914,790)	(42,781)

1,106,590	39,118,911	482,064	(2,099,031)	(9,323,016)	(70,228)

$4,924,604	$40,729,065	$1,512,130	$(1,981,642)	$(9,299,943)	$(223,465)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Dividends	$40,961	$50,898	$258,480	$85,262
Interest	111,689	107,545	83,320	21,902

Total Investment Income	152,650	158,443	341,800	107,164

Expenses:
Advisory fees	72,495	96,516	55,001	21,915
Management services fees	14,499	19,303	11,000	4,383
Administration fees	2,971	4,098	2,255	943
Distribution and services fees—Service Class	4,768	7,494	10,860	4,545
Transfer agency fees	13,481	19,821	8,109	4,500
Administrative services fees	10,289	11,869	9,680	4,048
Registration and filing fees	16,685	26,926	15,958	27,441
Custody fees	15,287	27,903	6,156	9,614
Fund accounting fees	4,642	7,018	3,111	1,577
Trustee fees	128	154	151	49
Compliance services fees	241	428	258	76
Service fees	1,764	1,425	1,341	336
Other fees	7,422	11,216	6,522	3,463
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	164,672	234,171	130,402	82,890
Less Expenses reduced by the Advisor	(7,297)	(10,526)	(3,663)	(29,278)

Total Net Expenses	157,375	223,645	126,739	53,612

Net Investment Income (Loss)	(4,725)	(65,202)	215,061	53,552

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(157,947)	(1,454,605)	(213,598)	39,180
Net realized gains (losses) on swap agreements	(1,880,833)	131,602	(39,767)	(407,437)
Change in net unrealized appreciation/depreciation on investments	(433,595)	1,089,016	649,586	(454,589)

Net Realized and Unrealized Gains (Losses) on Investments	(2,472,375)	(233,987)	396,221	(822,846)

Change in Net Assets Resulting from Operations	$(2,477,100)	$(299,189)	$611,282	$(769,294)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005	January 9, 2006(a) through July 31, 2006

$396,391	$1,169,652	$—	$—	$—
213,320	368,056	591,402	131,388	525,511

609,711	1,537,708	591,402	131,388	525,511

136,269	350,787	89,567	25,145	78,211
27,254	70,158	17,913	5,029	15,642
5,616	15,035	3,437	85	1,600
36,520	126,738	23,701	4,853	12,855
20,750	61,514	8,428	258	5,651
33,844	60,232	9,443	8,298	21,199
31,347	36,062	25,069	10,809	44,101
11,263	21,382	829	2,025	4,169
7,833	21,842	4,627	97	2,182
198	430	127	14	99
987	1,115	754	74	606
3,250	5,324	2,088	384	1,902
14,173	35,371	2,810	12,140	13,547
—	13,647	—	—	—

329,304	819,637	188,793	69,211	201,764
—	—	—	—	—

329,304	819,637	188,793	69,211	201,764

280,407	718,071	402,609	62,177	323,747

1,276,750	(1,042,690)	—	—	—
904,430	1,651,617	(4,250,743)	(1,183,164)	2,315,954
1,150,092	2,095,504	(1,604,983)	101,904	(2,318,956)

3,331,272	2,704,431	(5,855,726)	(1,081,260)	(3,002)

$3,611,679	$3,422,502	$(5,453,117)	$(1,019,083)	$320,745

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Short Real Estate ProFund		U.S. Government Plus ProFund
	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
Investment Income:
Interest	$2,016,975	$466,422	$1,935,731	$1,747,603

Expenses:
Advisory fees	310,760	87,430	198,089	217,710
Management services fees	62,152	17,486	59,427	65,313
Administration fees	11,332	759	12,181	13,938
Distribution and services fees—Service Class	39,147	14,768	49,336	92,884
Transfer agency fees	33,023	2,499	48,082	69,535
Administrative services fees	73,842	17,984	60,748	40,773
Registration and filing fees	28,546	11,404	40,026	55,757
Custody fees	5,990	2,894	10,226	18,626
Fund accounting fees	15,414	943	16,828	20,438
Trustee fees	382	139	250	392
Compliance services fees	2,174	712	1,998	1,248
Service fees	7,390	1,204	7,121	5,033
Other fees	25,529	46,750	24,329	26,029

Total Gross Expenses before reductions	615,681	204,972	528,641	627,676
Less Expenses reduced by the Advisor	—	—	—	—
Less Fees paid indirectly	—	—	(6,816)	—

Total Net Expenses	615,681	204,972	521,825	627,676

Net Investment Income (Loss)	1,401,294	261,450	1,413,906	1,119,927

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	—	(3,791,524)	197,099
Net realized gains (losses) on futures contracts	—	—	(221,917)	(49,912)
Net realized gains (losses) on swap agreements	(10,028,528)	(4,826,141)	(2,638,594)	494,704
Net realized gains (losses) on foreign currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(2,227,588)	858,283	1,392,951	(539,552)

Net Realized and Unrealized Gains (Losses) on Investments	(12,256,116)	(3,967,858)	(5,259,084)	102,339

Change in Net Assets Resulting from Operations	$(10,854,822)	$(3,706,408)	$(3,845,178)	$1,222,266

(a)	Commencement of operations

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
January 1, 2006 through July 31, 2006	January 10, 2005(a) through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005

$667,270	$518,106	$11,597,114	$17,666,146	$724,732	$1,639,673

107,913	120,580	1,853,966	4,327,351	114,594	359,947
21,583	24,116	370,795	865,474	22,919	71,990
4,415	3,694	76,116	187,039	5,207	11,483
12,295	14,790	209,991	471,565	13,019	26,417
20,406	11,665	206,272	486,785	14,864	38,050
14,449	30,194	636,228	1,504,006	41,329	88,799
12,261	32,503	41,064	67,864	16,262	31,500
4,200	7,882	30,697	87,432	3,870	11,511
5,965	5,258	103,452	271,571	6,320	16,312
187	160	2,807	6,809	154	459
398	402	9,710	12,076	6,511	1,460
2,617	1,855	44,690	67,429	2,713	5,385
15,857	40,852	159,976	338,006	21,996	53,762

222,546	293,951	3,745,764	8,693,407	269,758	717,075
—	—	—	—	—	(34,660)
—	—	—	—	—	—

222,546	293,951	3,745,764	8,693,407	269,758	682,415

444,724	224,155	7,851,350	8,972,739	454,974	957,258

(856)	(1,853)	(15,416)	(36,750)	—	—
46,370	18,842	927,791	(2,961,761)	—	—
1,399,450	150,765	52,653,107	(77,895,011)	—	—

—	—	—	—	(1,695,134)	2,268,419

(69,062)	22,522	(2,893,858)	14,372,256	(534,354)	159,981

1,375,902	190,276	50,671,624	(66,521,266)	(2,229,488)	2,428,400

$1,820,626	$414,431	$58,522,974	$(57,548,527)	$(1,774,514)	$3,385,658

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Operations, continued

	Falling U.S. Dollar ProFund
	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005
Investment Income:
Interest	$1,767,744	$411,985

Expenses:
Advisory fees	276,630	89,091
Management services fees	55,326	17,818
Administration fees	11,427	2,922
Distribution and services fees—Service Class	42,472	22,323
Transfer agency fees	34,899	9,065
Administrative services fees	69,866	23,353
Registration and filing fees	18,032	31,250
Custody fees	6,130	6,683
Fund accounting fees	15,630	4,143
Trustee fees	319	102
Compliance services fees	4,803	386
Service fees	6,629	1,339
Other fees	31,440	67,348
Recoupment of prior expenses reimbursed by the Advisor	21,966	—

Total Gross Expenses before reductions	595,569	275,823
Less Expenses reduced by the Advisor	—	(30,371)

Total Net Expenses	595,569	245,452

Net Investment Income (Loss)	1,172,175	166,533

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(20)	—
Net realized gains (losses) on foreign currency contracts	(8,663)	(1,819,319)
Change in net unrealized appreciation/depreciation on investments	1,058,503	(57,230)

Net Realized and Unrealized Gains (Losses) on Investments	1,049,820	(1,876,549)

Change in Net Assets Resulting from Operations	$2,221,995	$(1,710,016)

(a)	Commencement of operations

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets

	Bull ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$134,285	$331,879	$314,841
Net realized gains (losses) on investments	149,428	4,101,456	3,729,631
Change in net unrealized appreciation/depreciation on investments	1,427,173	(5,701,001)	(3,038,669)

Change in net assets resulting from operations	1,710,886	(1,267,666)	1,005,803

Distributions to Shareholders From:
Net investment income
Investor Class	—	(336,264)	(203,979)
Service Class	—	—	(96,090)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	(336,264)	(300,069)

Capital Transactions:
Proceeds from shares issued
Investor Class	464,034,680	802,497,336	806,174,417
Service Class	117,631,155	243,633,348	452,547,713
Dividends reinvested
Investor Class	—	324,360	196,427
Service Class	—	—	85,170
Cost of shares redeemed
Investor Class	(488,039,222)	(823,913,144)	(820,313,881)
Service Class	(133,297,771)	(270,875,380)	(418,958,239)

Change in net assets resulting from capital transactions	(39,671,158)	(48,333,480)	19,731,607

Change in net assets	(37,960,272)	(49,937,410)	20,437,341
Net Assets:
Beginning of period	107,422,239	157,359,649	136,922,308

End of period	$69,461,967	$107,422,239	$157,359,649

Accumulated net investment income (loss)	$142,283	$7,998	$14,772

Share Transactions:
Issued
Investor Class	8,107,120	14,689,850	15,660,123
Service Class	2,193,498	4,792,304	9,311,232
Reinvested
Investor Class	—	5,730	3,574
Service Class	—	—	1,650
Redeemed
Investor Class	(8,529,365)	(15,162,069)	(16,138,323)
Service Class	(2,491,501)	(5,315,132)	(8,642,611)

Change in shares	(720,248)	(989,317)	195,645

See accompanying notes to the financial statements.

Mid-Cap ProFund			Small-Cap ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$204,523	$159,322	$(366,236)	$222,258	$442,040	$(482,653)
10,039,726	7,072,540	4,563,181	3,637,279	7,806,393	12,651,167
(8,088,572)	(7,717,382)	6,598,926	2,415,077	(12,655,808)	4,269,608

2,155,677	(485,520)	10,795,871	6,274,614	(4,407,375)	16,438,122

—	(135,980)	—	—	—	—
—	—	—	—	—	—

—	(763,503)	(204,783)	—	—	(1,063,376)
—	(74,717)	(10,974)	—	—	(375,750)

—	(974,200)	(215,757)	—	—	(1,439,126)

429,772,484	708,648,774	517,973,673	334,219,232	708,188,377	985,147,735
65,687,596	195,600,449	72,269,484	94,420,550	240,251,705	775,366,124

—	889,227	203,211	—	—	607,066
—	66,080	10,702	—	—	374,366

(531,227,917)	(730,576,544)	(495,824,852)	(459,200,134)	(724,009,888)	(1,010,987,565)
(72,797,466)	(190,557,579)	(75,391,423)	(109,900,304)	(271,944,720)	(831,827,371)

(108,565,303)	(15,929,593)	19,240,795	(140,460,656)	(47,514,526)	(81,319,645)

(106,409,626)	(17,389,313)	29,820,909	(134,186,042)	(51,921,901)	(66,320,649)

117,725,622	135,114,935	105,294,026	156,596,915	208,518,816	274,839,465

$11,315,996	$117,725,622	$135,114,935	$22,410,873	$156,596,915	$208,518,816

$141,458	$(63,065)	$(18,777)	$524,845	$302,587	$33,807

9,920,987	18,290,321	15,040,442	7,968,068	19,050,938	28,687,083
1,567,285	5,291,775	2,168,598	2,338,960	6,734,353	23,114,926

—	21,443	6,106	—	—	15,899
—	1,652	329	—	—	10,175

(12,330,692)	(19,214,161)	(14,556,757)	(11,060,399)	(19,618,873)	(29,666,012)
(1,743,815)	(5,128,115)	(2,264,324)	(2,727,039)	(7,660,072)	(25,117,122)

(2,586,235)	(737,085)	394,394	(3,480,410)	(1,493,654)	(2,955,051)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	OTC ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(245,325)	$(524,435)	$(238,363)
Net realized gains (losses) on investments	1,465,457	3,002,582	5,034,946
Change in net unrealized appreciation/depreciation on investments	(5,236,477)	(7,898,842)	(3,286,994)

Change in net assets resulting from operations	(4,016,345)	(5,420,695)	1,509,589

Distributions to Shareholders From:
Net investment income
Investor Class	—	(189,487)	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	(189,487)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	331,054,562	729,363,875	1,375,507,650
Service Class	47,315,834	107,751,146	424,112,602
Dividends reinvested
Investor Class	—	177,570	—
Service Class	—	—	—
Cost of shares redeemed
Investor Class	(358,609,269)	(772,648,979)	(1,372,835,964)
Service Class	(57,605,825)	(144,219,532)	(380,979,222)

Change in net assets resulting from capital transactions	(37,844,698)	(79,575,920)	45,805,066

Change in net assets	(41,861,043)	(85,186,102)	47,314,655
Net Assets:
Beginning of period	60,151,590	145,337,692	98,023,037

End of period	$18,290,547	$60,151,590	$145,337,692

Accumulated net investment income (loss)	$(336,337)	$(91,012)	$622,910

Share Transactions:
Issued
Investor Class	5,313,654	12,226,680	24,169,826
Service Class	783,458	1,883,548	7,649,095
Reinvested
Investor Class	—	2,815	—
Service Class	—	—	—
Redeemed
Investor Class	(5,781,682)	(12,981,114)	(24,247,362)
Service Class	(963,739)	(2,522,429)	(6,935,191)

Change in shares	(648,309)	(1,390,500)	636,368

See accompanying notes to the financial statements.

Large-Cap Value ProFund			Large-Cap Growth ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$190,069	$143,204	$63,076	$(55,883)	$(108,483)	$(38,524)
(2,305,412)	3,011,840	(993,385)	499,708	(917,334)	(817,391)
4,507,250	(2,712,511)	5,404,181	(535,800)	(103,309)	444,846

2,391,907	442,533	4,473,872	(91,975)	(1,129,126)	(411,069)

—	(156,944)	(37,269)	—	—	—
—	—	(17,987)	—	—	—

—	(156,944)	(55,256)	—	—	—

360,913,265	181,157,652	265,253,916	35,750,292	155,382,227	147,435,461
28,117,528	72,788,002	132,939,894	11,445,538	109,478,769	55,012,224

—	150,611	25,888	—	—	—
—	—	17,925	—	—	—

(228,720,125)	(185,798,575)	(259,560,887)	(37,854,690)	(147,637,339)	(145,347,914)
(18,678,738)	(84,943,680)	(120,254,709)	(17,675,234)	(115,743,872)	(41,824,716)

141,631,930	(16,645,990)	18,422,027	(8,334,094)	1,479,785	15,275,055

144,023,837	(16,360,401)	22,840,643	(8,426,069)	350,659	14,863,986

37,098,480	53,458,881	30,618,238	21,413,646	21,062,987	6,199,001

$181,122,317	$37,098,480	$53,458,881	$12,987,577	$21,413,646	$21,062,987

$175,796	$(14,273)	$(533)	$(54,416)	$1,467	$39,255

7,506,796	4,119,323	6,564,020	940,268	4,148,702	4,068,712
608,620	1,700,708	3,333,370	308,621	3,005,760	1,523,134

—	3,293	586	—	—	—
—	—	413	—	—	—

(4,781,142)	(4,236,901)	(6,456,492)	(993,362)	(3,953,040)	(4,026,034)
(405,363)	(1,987,154)	(3,007,058)	(473,056)	(3,202,955)	(1,168,769)

2,928,911	(400,731)	434,839	(217,529)	(1,533)	397,043

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Mid-Cap Value ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$34,449	$69,300	$(6,331)
Net realized gains (losses) on investments	2,291,698	12,750,082	6,907,713
Change in net unrealized appreciation/depreciation on investments	(1,359,011)	(5,608,061)	(282,599)

Change in net assets resulting from operations	967,136	7,211,321	6,618,783

Distributions to Shareholders From:
Net investment income
Investor Class	—	(39,583)	—
Net realized gains on investments
Investor Class	—	(1,280,712)	—
Service Class	—	(200,123)	—

Change in net assets resulting from distributions	—	(1,520,418)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	133,379,694	520,557,446	464,412,785
Service Class	17,106,428	108,184,488	150,492,243
Dividends reinvested
Investor Class	—	1,281,363	—
Service Class	—	168,722	—
Cost of shares redeemed
Investor Class	(153,192,811)	(549,114,453)	(517,855,326)
Service Class	(12,905,243)	(136,883,616)	(128,824,488)

Change in net assets resulting from capital transactions	(15,611,932)	(55,806,050)	(31,774,786)

Change in net assets	(14,644,796)	(50,115,147)	(25,156,003)
Net Assets:
Beginning of period	37,225,223	87,340,370	112,496,373

End of period	$22,580,427	$37,225,223	$87,340,370

Accumulated net investment income (loss)	$(51,007)	$(85,456)	$28,095

Share Transactions:
Issued
Investor Class	3,071,569	13,102,073	13,249,064
Service Class	408,139	2,840,039	4,392,619
Reinvested
Investor Class	—	31,063	—
Service Class	—	4,262	—
Redeemed
Investor Class	(3,539,927)	(13,717,802)	(14,913,722)
Service Class	(310,781)	(3,618,099)	(3,832,176)

Change in shares	(371,000)	(1,358,464)	(1,104,215)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund			Small-Cap Value ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$(219,086)	$(435,927)	$(185,353)	$(56,976)	$(347,335)	$(341,529)
3,725,865	208,841	(1,286,309)	(534,771)	12,706,105	4,699,716
(2,783,855)	1,866,852	1,417,020	495,190	(22,362,972)	9,484,285

722,924	1,639,766	(54,642)	(96,557)	(10,004,202)	13,842,472

—	—	—	—	—	—

—	—	—	—	—	(580,019)
—	—	—	—	—	(122,648)

—	—	—	—	—	(702,667)

142,691,509	215,209,165	151,579,639	216,311,240	263,393,803	654,721,043
15,088,408	151,801,130	82,471,610	35,151,455	163,961,094	216,499,251

—	—	—	—	—	557,204
—	—	—	—	—	120,689

(177,810,782)	(200,977,000)	(134,385,580)	(224,987,349)	(394,900,305)	(634,111,664)
(25,603,989)	(146,668,105)	(74,314,909)	(39,371,851)	(183,917,658)	(200,568,652)

(45,634,854)	19,365,190	25,350,760	(12,896,505)	(151,463,066)	37,217,871

(44,911,930)	21,004,956	25,296,118	(12,993,062)	(161,467,268)	50,357,676

52,753,761	31,748,805	6,452,687	26,453,385	187,920,653	137,562,977

$7,841,831	$52,753,761	$31,748,805	$13,460,323	$26,453,385	$187,920,653

$(317,309)	$(98,223)	$(52,420)	$(130,739)	$(73,763)	$(167,286)

3,632,043	6,133,950	4,831,952	4,751,124	6,618,196	18,434,496
407,974	4,567,771	2,688,788	820,913	4,266,941	6,333,706

—	—	—	—	—	13,983
—	—	—		—	3,134
			—
(4,549,355)	(5,793,952)	(4,343,616)	(4,978,308)	(10,165,028)	(18,248,462)
(694,164)	(4,435,608)	(2,437,912)	(926,230)	(4,812,216)	(5,950,969)

(1,203,502)	472,161	739,212	(332,501)	(4,092,107)	585,888

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Small-Cap Growth ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(244,600)	$(485,527)	$(726,474)
Net realized gains (losses) on investments	3,031,802	4,689,448	(472,962)
Change in net unrealized appreciation/depreciation on investments	(2,344,612)	(10,117,426)	9,553,273

Change in net assets resulting from operations	442,590	(5,913,505)	8,353,837

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	123,526,261	327,519,625	579,519,924
Service Class	8,287,820	81,728,439	149,327,694
Dividends reinvested
Investor Class	—	—	—
Service Class	—	—	—
Cost of shares redeemed
Investor Class	(136,209,267)	(405,514,012)	(498,187,675)
Service Class	(15,063,801)	(114,061,830)	(117,776,201)

Change in net assets resulting from capital transactions	(19,458,987)	(110,327,778)	112,883,742

Change in net assets	(19,016,397)	(116,241,283)	121,237,579
Net Assets:
Beginning of period	30,309,572	146,550,855	25,313,276

End of period	$11,293,175	$30,309,572	$146,550,855

Accumulated net investment income (loss)	$(323,683)	$(79,083)	$(317,211)

Share Transactions:
Issued
Investor Class	2,923,285	8,811,532	17,841,650
Service Class	207,066	2,289,986	4,706,472
Reinvested
Investor Class	—	—	—
Service Class	—	—	—
Redeemed
Investor Class	(3,246,926)	(11,119,805)	(15,558,887)
Service Class	(380,503)	(3,268,837)	(3,758,162)

Change in shares	(497,078)	(3,287,124)	3,231,073

See accompanying notes to the financial statements.

Europe 30 ProFund			UltraBull ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$531,311	$37,900	$(44,441)	$567,408	$520,298	$565,337
(73,042)	(358,523)	1,622,756	(4,309,349)	8,625,981	8,682,021
690,786	(2,959,708)	2,371,580	6,635,354	(6,878,934)	14,777,491

1,149,055	(3,280,331)	3,949,895	2,893,413	2,267,345	24,024,849

—	(37,142)	(12,768)	—	(378,511)	(513,715)
—	—	(3,768)	—	—	(50,178)

—	(37,142)	(16,536)	—	(378,511)	(563,893)

266,279,187	269,498,482	294,353,092	1,358,676,615	2,365,930,132	2,114,441,560
26,601,200	57,648,915	69,514,286	38,212,479	95,290,261	92,586,570

—	32,263	12,360	—	341,668	454,269
—	—	3,694	—	—	43,990

(301,616,808)	(260,710,484)	(277,227,254)	(1,350,057,131)	(2,394,935,620)	(2,096,895,751)
(27,441,645)	(66,863,220)	(68,823,025)	(49,698,858)	(88,295,803)	(89,535,912)

(36,178,066)	(394,044)	17,833,153	(2,866,895)	(21,669,362)	21,094,726

(35,029,011)	(3,711,517)	21,766,512	26,518	(19,780,528)	44,555,682

52,537,021	56,248,538	34,482,026	161,624,607	181,405,135	136,849,453

$17,508,010	$52,537,021	$56,248,538	$161,651,125	$161,624,607	$181,405,135

$532,069	$758	$—	$710,081	$142,673	$1,444

15,538,698	17,514,824	21,474,315	23,041,844	43,862,591	43,266,482
1,545,438	3,718,638	4,893,545	693,997	1,859,838	2,000,798

—	2,008	830	—	5,903	8,113
—	—	241	—	—	835

(17,747,587)	(17,323,852)	(20,371,814)	(22,888,441)	(44,413,506)	(42,950,617)
(1,601,028)	(4,386,234)	(4,870,192)	(903,145)	(1,731,338)	(1,950,195)

(2,264,479)	(474,616)	1,126,925	(55,745)	(416,512)	375,416

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraMid-Cap ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$490,225	$68,043	$(348,426)
Net realized gains (losses) on investments	(4,822,905)	12,225,208	(1,291,091)
Change in net unrealized appreciation/depreciation on investments	(1,551,826)	4,834,208	10,347,670

Change in net assets resulting from operations	(5,884,506)	17,127,459	8,708,153

Distributions to Shareholders From:
Net investment income
Investor Class	—	(15,371)	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	(15,371)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	651,024,080	1,063,912,218	860,420,725
Service Class	46,697,716	180,241,162	71,345,441
Dividends reinvested
Investor Class	—	12,706	—
Service Class	—	—	—
Cost of shares redeemed
Investor Class	(685,871,619)	(1,043,910,227)	(838,384,655)
Service Class	(49,680,025)	(184,179,604)	(66,635,632)

Change in net assets resulting from capital transactions	(37,829,848)	16,076,255	26,745,879

Change in net assets	(43,714,354)	33,188,343	35,454,032
Net Assets:
Beginning of period	130,824,974	97,636,631	62,182,599

End of period	$87,110,620	$130,824,974	$97,636,631

Accumulated net investment income (loss)	$472,407	$(17,818)	$(85,225)

Share Transactions:
Issued
Investor Class	13,844,644	27,399,693	27,593,714
Service Class	1,043,089	4,795,229	2,355,286
Reinvested
Investor Class	—	288	—
Service Class	—	—	—
Redeemed
Investor Class	(14,714,316)	(26,941,639)	(27,179,637)
Service Class	(1,124,463)	(4,911,265)	(2,281,986)

Change in shares	(951,046)	342,306	487,377

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund			UltraDow 30 ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$638,516	$922,823	$(516,515)	$242,849	$255,301	$80,751
(23,825,761)	(1,474,007)	24,980,881	1,035,444	(2,402,551)	(819,592)
11,013,886	(23,171,874)	11,382,138	630,509	23,484	123,455

(12,173,359)	(23,723,058)	35,846,504	1,908,802	(2,123,766)	(615,386)

—	(880,880)	—	—	(252,062)	(54,716)
—	—	—	—	(10,797)	(7,163)

—	(880,880)	—	—	(262,859)	(61,879)

1,580,856,767	2,504,902,407	2,310,159,535	795,746,746	439,576,119	627,100,669
103,309,153	175,220,867	199,591,585	23,471,451	57,897,447	39,817,127

—	702,897	—	—	204,358	38,373
—	—	—	—	9,840	6,974

(1,554,476,060)	(2,666,613,550)	(2,148,036,769)	(802,679,394)	(458,945,985)	(610,897,017)
(109,278,989)	(187,953,096)	(186,438,681)	(25,495,253)	(58,492,927)	(41,988,231)

20,410,871	(173,740,475)	175,275,670	(8,956,450)	(19,751,148)	14,077,895

8,237,512	(198,344,413)	211,122,174	(7,047,648)	(22,137,773)	13,400,630

163,218,423	361,562,836	150,440,662	32,245,240	54,383,013	40,982,383

$171,455,935	$163,218,423	$361,562,836	$25,197,592	$32,245,240	$54,383,013

$725,231	$86,715	$44,772	$244,787	$1,938	$9,496

54,535,861	104,321,582	108,397,741	23,641,649	13,942,768	20,601,713
3,735,192	7,650,031	9,821,351	723,410	1,904,499	1,310,880

—	27,265	—	—	6,366	1,158
—	—	—	—	313	215

(54,160,821)	(111,526,093)	(102,317,448)	(23,844,235)	(14,563,331)	(20,167,151)
(4,017,338)	(8,261,542)	(9,476,428)	(785,567)	(1,920,218)	(1,407,669)

92,894	(7,788,757)	6,425,216	(264,743)	(629,603)	339,146

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraOTC ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(1,229,260)	$(2,195,126)	$(561,408)
Net realized gains (losses) on investments	(50,000,440)	1,944,671	33,827,735
Change in net unrealized appreciation/depreciation on investments	(21,175,375)	(31,174,430)	22,426,276

Change in net assets resulting from operations	(72,405,075)	(31,424,885)	55,692,603

Capital Transactions:
Proceeds from shares issued
Investor Class	1,740,109,881	2,699,534,491	3,335,829,799
Service Class	48,969,061	163,182,697	99,946,276
Cost of shares redeemed
Investor Class	(1,788,810,570)	(2,829,234,277)	(3,307,597,740)
Service Class	(56,189,144)	(162,589,246)	(98,902,915)

Change in net assets resulting from capital transactions	(55,920,772)	(129,106,335)	29,275,420

Change in net assets	(128,325,847)	(160,531,220)	84,968,023
Net Assets:
Beginning of period	404,242,339	564,773,559	479,805,536

End of period	$275,916,492	$404,242,339	$564,773,559

Accumulated net investment income (loss)	$(1,229,260)	$—	$—

Share Transactions:
Issued
Investor Class	73,570,782	120,384,806	156,569,816
Service Class	2,250,327	7,866,745	4,892,372
Redeemed
Investor Class	(75,773,334)	(126,253,231)	(156,102,737)
Service Class	(2,516,180)	(7,856,023)	(4,924,385)

Change in shares	(2,468,405)	(5,857,703)	435,066

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraInternational ProFund	UltraEmerging Markets ProFund	UltraJapan ProFund
April 19, 2006(a) through July 31, 2006	April 19, 2006(a) through July 31, 2006	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$65,434	$425,443	$3,389,114	$(356,179)	$(736,325)
(2,115,816)	(5,309,425)	(72,043,294)	88,320,389	(5,909,169)
176,812	2,363,062	711,519	25,660,296	676,052

(1,873,570)	(2,520,920)	(67,942,661)	113,624,506	(5,969,442)

56,710,177	243,449,667	1,350,798,677	1,010,016,602	396,857,653
7,803,200	20,214,166	97,645,803	111,515,209	52,313,047

(47,190,459)	(163,189,257)	(1,506,179,279)	(746,207,537)	(385,315,008)
(6,306,348)	(17,507,653)	(118,666,545)	(91,376,533)	(51,031,935)

11,016,570	82,966,923	(176,401,344)	283,947,741	12,823,757

9,143,000	80,446,003	(244,344,005)	397,572,247	6,854,315

—	—	447,561,745	49,989,498	43,135,183

$9,143,000	$80,446,003	$203,217,740	$447,561,745	$49,989,498

$65,434	$425,443	$2,137,082	$(1,252,032)	$—

2,040,151	10,419,207	20,814,223	21,339,257	11,880,157
269,777	838,974	1,592,023	2,602,720	1,566,644

(1,750,045)	(7,133,818)	(23,898,404)	(16,331,851)	(11,815,390)
(227,931)	(784,431)	(1,973,961)	(2,141,482)	(1,552,499)

331,952	3,339,932	(3,466,119)	5,468,644	78,912

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Bear ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$826,134	$560,268	$(154,113)
Net realized gains (losses) on investments	(405,259)	(2,747,857)	(5,671,436)
Change in net unrealized appreciation/depreciation on investments	(1,135,785)	617,675	106,301

Change in net assets resulting from operations	(714,910)	(1,569,914)	(5,719,248)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(560,268)	—
Return of capital
Investor Class	—	(20,207)	—

Change in net assets resulting from distributions	—	(580,475)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	268,809,597	291,851,252	282,524,342
Service Class	138,944,826	155,213,458	104,693,886
Dividends reinvested
Investor Class	—	488,744	—
Cost of shares redeemed
Investor Class	(245,974,303)	(287,205,432)	(274,176,191)
Service Class	(129,494,386)	(152,685,868)	(107,197,165)

Change in net assets resulting from capital transactions	32,285,734	7,662,154	5,844,872

Change in net assets	31,570,824	5,511,765	125,624
Net Assets:
Beginning of period	33,401,535	27,889,770	27,764,146

End of period	$64,972,359	$33,401,535	$27,889,770

Accumulated net investment income (loss)	$826,134	$—	$—

Share Transactions:
Issued
Investor Class	9,033,012	9,317,029	8,432,916
Service Class	4,865,284	5,203,161	3,247,234
Reinvested
Investor Class	—	16,467	—
Redeemed
Investor Class	(8,285,714)	(9,192,076)	(8,246,285)
Service Class	(4,550,439)	(5,128,342)	(3,343,970)

Change in shares	1,062,143	216,239	89,895

See accompanying notes to the financial statements.

Short Small-Cap ProFund			Short OTC ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$751,616	$498,845	$(261,742)	$921,631	$354,913	$(143,846)
(4,012,253)	(5,824,945)	(9,165,079)	6,175,840	(1,866,805)	(12,071,435)
(1,093,759)	418,400	(49,325)	(1,550,565)	680,432	312,916

(4,354,396)	(4,907,700)	(9,476,146)	5,546,906	(831,460)	(11,902,365)

—	(507,677)	—	—	(366,726)	—

—	—	—	—	—	—

—	(507,677)	—	—	(366,726)	—

352,182,321	467,359,061	798,793,720	355,670,577	552,538,066	820,996,723
54,176,828	129,877,474	249,167,598	54,410,559	112,746,630	897,456,459

—	442,318	—	—	346,371	—

(315,465,180)	(454,335,626)	(812,915,928)	(288,439,635)	(527,385,176)	(822,147,530)
(52,143,403)	(130,108,055)	(255,054,234)	(49,315,005)	(109,029,755)	(891,356,332)

38,750,566	13,235,172	(20,008,844)	72,326,496	29,216,136	4,949,320

34,396,170	7,819,795	(29,484,990)	77,873,402	28,017,950	(6,953,045)

18,671,298	10,851,503	40,336,493	35,728,354	7,710,404	14,663,449

$53,067,468	$18,671,298	$10,851,503	$113,601,756	$35,728,354	$7,710,404

$743,824	$(7,792)	$1,040	$954,659	$33,028	$44,841

19,291,196	22,209,608	33,827,943	18,206,254	28,002,175	39,259,434
3,019,979	6,465,363	10,836,060	2,888,061	5,845,556	42,450,041

—	23,403	—	—	18,672	—

(17,511,528)	(21,778,126)	(34,655,650)	(14,933,217)	(26,676,504)	(39,500,387)
(2,922,360)	(6,477,304)	(11,132,182)	(2,632,364)	(5,686,982)	(42,491,547)

1,877,287	442,944	(1,123,829)	3,528,734	1,502,917	(282,459)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraBear ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$2,461,349	$2,014,007	$(317,763)
Net realized gains (losses) on investments	302,759	(19,844,262)	(33,160,664)
Change in net unrealized appreciation/depreciation on investments	(4,599,972)	3,698,438	3,285,246

Change in net assets resulting from operations	(1,835,864)	(14,131,817)	(30,193,181)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(1,961,368)	—
Service Class	—	(52,639)	—
Return of capital
Investor Class	—	(33,286)	—
Service Class	—	(893)	—

Change in net assets resulting from distributions	—	(2,048,186)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	768,508,373	1,413,706,080	1,097,020,620
Service Class	36,002,435	65,054,190	108,089,951
Dividends reinvested
Investor Class	—	1,765,853	—
Service Class	—	47,290	—
Cost of shares redeemed
Investor Class	(721,515,131)	(1,389,040,629)	(1,086,868,934)
Service Class	(28,774,466)	(63,183,321)	(104,053,661)

Change in net assets resulting from capital transactions	54,221,211	28,349,463	14,187,976

Change in net assets	52,385,347	12,169,460	(16,005,205)
Net Assets:
Beginning of period	96,931,606	84,762,146	100,767,351

End of period	$149,316,953	$96,931,606	$84,762,146

Accumulated net investment income (loss)	$2,461,349	$—	$—

Share Transactions:
Issued
Investor Class	45,250,641	74,372,104	49,248,679
Service Class	2,102,836	3,328,140	4,708,461
Reinvested
Investor Class	—	101,544	—
Service Class	—	2,716	—
Redeemed
Investor Class	(42,546,066)	(73,485,007)	(49,116,460)
Service Class	(1,672,899)	(3,316,289)	(4,635,661)

Change in shares	3,134,512	1,003,208	205,019

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort Mid-Cap ProFund			UltraShort Small-Cap ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 30, 2004(a) through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 30, 2004(a) through December 31, 2004

$460,108	$144,789	$ (40,902)	$3,943,590	$2,268,983	$ (101,203)
1,186,122	(3,781,363)	(3,471,626)	(2,569,676)	(50,349,231)	(32,903,382)
(752,934)	207,370	(135,732)	(10,110,443)	2,942,348	(552,052)

893,296	(3,429,204)	(3,648,260)	(8,736,529)	(45,137,900)	(33,556,637)

—	(148,470)	—	—	(2,451,249)	—
—	(18,759)	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	(167,229)	—	—	(2,451,249)	—

163,304,993	232,924,847	290,158,795	1,271,299,281	1,964,130,226	1,056,668,754
28,242,260	29,283,483	11,386,077	101,036,975	163,100,224	123,447,290

—	112,908	—	—	2,170,388	—
—	8,803	—	—	—	—

(147,233,950)	(221,655,398)	(283,366,300)	(1,131,203,335)	(1,806,288,039)	(1,013,065,697)
(26,685,833)	(27,506,996)	(10,534,040)	(74,591,272)	(157,442,752)	(116,493,976)

17,627,470	13,167,647	7,644,532	166,541,649	165,670,047	50,556,371

18,520,766	9,571,214	3,996,272	157,805,120	118,080,898	16,999,734

13,567,486	3,996,272	—	135,080,632	16,999,734	—

$32,088,252	$13,567,486	$3,996,272	$292,885,752	$135,080,632	$16,999,734

$440,938	$(19,170)	$3,270	$3,783,382	$(160,208)	$22,058

9,972,281	11,309,513	10,153,709	75,317,711	86,617,858	35,411,302
1,679,091	1,375,297	414,502	5,851,822	7,078,992	3,935,114

—	6,584	—	—	113,991	—
—	520	—	—	—	—

(8,952,815)	(10,789,117)	(9,992,775)	(67,255,164)	(80,635,339)	(34,685,226)
(1,630,293)	(1,301,874)	(393,165)	(4,411,766)	(6,964,951)	(3,880,138)

1,068,264	600,923	182,271	9,502,603	6,210,551	781,052

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraShort Dow 30 ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	July 22, 2004(a) through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$417,307	$214,096	$(6,163)
Net realized gains (losses) on investments	(934,759)	(2,725,535)	(760,237)
Change in net unrealized appreciation/depreciation on investments	(301,112)	230,716	(4,401)

Change in net assets resulting from operations	(818,564)	(2,280,723)	(770,801)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(224,972)	—
Service Class	—	(6,301)	—
Return of capital
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	(231,273)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	516,307,255	301,195,825	89,582,229
Service Class	8,944,343	24,074,489	5,985,104
Dividends reinvested
Investor Class	—	211,297	—
Service Class	—	5,965	—
Cost of shares redeemed
Investor Class	(516,777,334)	(285,122,562)	(86,310,186)
Service Class	(9,168,405)	(23,309,038)	(5,420,373)

Change in net assets resulting from capital transactions	(694,141)	17,055,976	3,836,774

Change in net assets	(1,512,705)	14,543,980	3,065,973
Net Assets:
Beginning of period	17,609,953	3,065,973	—

End of period	$16,097,248	$17,609,953	$3,065,973

Accumulated net investment income (loss)	$400,085	$(17,222)	$(45)

Share Transactions:
Issued
Investor Class	22,107,308	11,452,244	3,077,471
Service Class	377,075	900,182	212,301
Reinvested
Investor Class	—	8,551	—
Service Class	—	243	—
Redeemed
Investor Class	(22,107,706)	(10,902,058)	(2,977,463)
Service Class	(386,822)	(877,471)	(190,546)

Change in shares	(10,145)	581,691	121,763

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort OTC ProFund			UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	April 19, 2006(a) through July 31, 2006	April 19, 2006(a) through July 31, 2006	March 29, 2006(a) through July 31, 2006

$3,762,716	$3,350,594	$(319,365)	$279,283	$387,727	$49,027
38,045,124	(20,370,832)	(59,432,347)	(2,523,279)	(7,795,042)	603,759
(8,728,039)	7,821,379	2,451,940	(931,191)	(2,174,023)	1,374

33,079,801	(9,198,859)	(57,299,772)	(3,175,187)	(9,581,338)	654,160

—	(3,296,562)	—	—	—	—
—	(54,031)	—	—	—	—

—	(584,898)	—	—	—	—
—	(9,587)	—	—	—	—

—	(3,945,078)	—	—	—	—

1,367,865,832	2,089,085,290	2,278,351,765	105,117,600	359,618,215	107,807,423
55,132,447	92,028,111	72,152,794	4,358,154	11,841,598	11,394,994

—	3,376,103	—	—	—	—
—	60,543	—	—	—	—

(1,356,238,527)	(2,019,172,235)	(2,223,594,475)	(77,286,847)	(313,902,863)	(103,700,001)
(54,377,831)	(88,665,736)	(74,045,979)	(4,337,229)	(9,304,438)	(10,956,167)

12,381,921	76,712,076	52,864,105	27,851,678	48,252,512	4,546,249

45,461,722	63,568,139	(4,435,667)	24,676,491	38,671,174	5,200,409

187,533,375	123,965,236	128,400,903	—	—	—

$232,995,097	$187,533,375	$123,965,236	$24,676,491	$38,671,174	$5,200,409

$3,762,716	$—	$—	$279,283	$387,727	$49,027

87,065,111	119,741,979	111,422,754	3,186,716	9,518,157	3,204,081
3,263,333	4,990,544	3,338,413	131,770	311,478	317,712

—	223,731	—	—	—	—
—	3,856	—	—	—	—

(86,857,291)	(115,712,839)	(109,540,806)	(2,381,290)	(8,364,841)	(3,064,881)
(3,166,454)	(4,824,536)	(3,515,258)	(130,225)	(250,411)	(308,081)

304,699	4,422,735	1,705,103	806,971	1,214,383	148,831

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Banks UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$62,432	$71,998	$69,014
Net realized gains (losses) on investments	(695,972)	166,204	(97,417)
Change in net unrealized appreciation/depreciation on investments	323,843	(256,090)	334,674

Change in net assets resulting from operations	(309,697)	(17,888)	306,271

Distributions to Shareholders From:
Net investment income
Investor Class	—	(55,190)	(45,572)
Service Class	—	(2,124)	(22,064)

Change in net assets resulting from distributions	—	(57,314)	(67,636)

Capital Transactions:
Proceeds from shares issued
Investor Class	64,519,547	64,110,452	88,497,141
Service Class	14,907,177	9,214,674	19,796,742
Dividends reinvested
Investor Class	—	45,331	41,691
Service Class	—	1,978	21,100
Cost of shares redeemed
Investor Class	(64,480,294)	(62,912,657)	(85,149,689)
Service Class	(14,170,692)	(10,429,427)	(18,692,990)

Change in net assets resulting from capital transactions	775,738	30,351	4,513,995

Change in net assets	466,041	(44,851)	4,752,630
Net Assets:
Beginning of period	7,221,090	7,265,941	2,513,311

End of period	$7,687,131	$7,221,090	$7,265,941

Accumulated net investment income (loss)	$76,991	$14,559	$(125)

Share Transactions:
Issued
Investor Class	1,589,506	1,749,437	2,511,150
Service Class	367,956	244,524	541,285
Reinvested
Investor Class	—	1,176	1,059
Service Class	—	50	523
Redeemed
Investor Class	(1,611,254)	(1,718,087)	(2,425,423)
Service Class	(351,676)	(272,424)	(518,490)

Change in shares	(5,468)	4,676	110,104

See accompanying notes to the financial statements.

Basic Materials UltraSector ProFund			Biotechnology UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$392,226	$105,319	$(41,007)	$(94,675)	$(299,008)	$(252,785)
(2,396,961)	(2,766,822)	(1,503,380)	(4,018,161)	1,985,224	(302,000)
639,352	213,412	(768,404)	(1,373,994)	4,520,333	846,444

(1,365,383)	(2,448,091)	(2,312,791)	(5,486,830)	6,206,549	291,659

—	(50,078)	—	—	—	—
—	—	—	—	—	—

—	(50,078)	—	—	—	—

124,722,757	177,556,263	143,663,880	131,217,359	322,435,049	147,467,532
35,967,331	35,182,851	23,097,112	26,575,426	98,298,270	21,386,021

—	48,025	—	—	—	—
—	—	—	—	—	—

(155,901,280)	(141,252,367)	(167,087,474)	(151,575,521)	(306,889,011)	(129,615,835)
(34,479,258)	(34,764,253)	(29,550,652)	(26,969,737)	(98,163,210)	(17,804,135)

(29,690,450)	36,770,519	(29,877,134)	(20,752,473)	15,681,098	21,433,583

(31,055,833)	34,272,350	(32,189,925)	(26,239,303)	21,887,647	21,725,242

46,277,685	12,005,335	44,195,260	53,272,115	31,384,468	9,659,226

$15,221,852	$46,277,685	$12,005,335	$27,032,812	$53,272,115	$31,384,468

$457,149	$64,923	$9,682	$(155,260)	$(60,585)	$(57,290)

2,849,512	4,733,731	4,366,548	2,399,309	6,249,242	3,479,715
824,641	952,443	695,291	507,704	2,023,291	526,438

—	1,230	—	—	—	—
—	—	—	—	—	—

(3,682,613)	(3,849,354)	(5,168,053)	(2,785,137)	(6,033,810)	(3,114,636)
(808,828)	(954,171)	(909,168)	(508,324)	(2,010,603)	(452,240)

(817,288)	883,879	(1,015,382)	(386,448)	228,120	439,277

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Consumer Goods UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$23,269	$19,570	$23,095
Net realized gains (losses) on investments	(213,697)	(216,233)	(168,073)
Change in net unrealized appreciation/depreciation on investments	156,080	(56,311)	143,323

Change in net assets resulting from operations	(34,348)	(252,974)	(1,655)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(20,773)	(20,761)
Service Class	—	—	(972)

Change in net assets resulting from distributions	—	(20,773)	(21,733)

Capital Transactions:
Proceeds from shares issued
Investor Class	30,874,813	39,506,564	77,594,264
Service Class	6,249,049	9,988,502	8,735,094
Dividends reinvested
Investor Class	—	18,349	20,553
Service Class	—	—	934
Cost of shares redeemed
Investor Class	(29,905,394)	(44,052,364)	(71,393,161)
Service Class	(5,511,050)	(10,160,407)	(8,398,091)

Change in net assets resulting from capital transactions	1,707,418	(4,699,356)	6,559,593

Change in net assets	1,673,070	(4,973,103)	6,536,205
Net Assets:
Beginning of period	1,563,102	6,536,205	—

End of period	$3,236,172	$1,563,102	$6,536,205

Accumulated net investment income (loss)	$24,153	$884	$2,087

Share Transactions:
Issued
Investor Class	929,104	1,171,173	2,417,986
Service Class	190,936	300,874	273,914
Reinvested
Investor Class	—	551	604
Service Class	—	—	28
Redeemed
Investor Class	(902,432)	(1,311,092)	(2,234,174)
Service Class	(167,955)	(306,897)	(265,506)

Change in shares	49,653	(145,391)	192,852

(a)	Commencement of operations.

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund			Financials UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 30, 2004(a) through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 30, 2004(a) through December 31, 2004

$487	$(7,329)	$(8,976)	$243,524	$172,823	$988
(195,081)	(180,991)	(16,127)	1,956,690	1,228,050	(689,968)
(6,471)	(50,660)	75,776	(243,391)	355,829	197,175

(201,065)	(238,980)	50,673	1,956,823	1,756,702	(491,805)

—	—	—	—	(121,380)	(4,620)
—	—	—	—	—	(1,203)

—	—	—	—	(121,380)	(5,823)

14,046,010	20,796,823	37,200,979	36,320,529	127,304,015	104,612,876
4,297,854	7,296,941	3,560,131	9,940,588	23,268,159	14,562,655

—	—	—	—	118,572	3,718
—	—	—	—	—	318

(13,761,593)	(22,583,951)	(34,928,083)	(82,267,703)	(84,789,441)	(101,451,024)
(3,619,436)	(7,378,310)	(3,377,027)	(13,132,475)	(20,542,448)	(15,723,986)

962,835	(1,868,497)	2,456,000	(49,139,061)	45,358,857	2,004,557

761,770	(2,107,477)	2,506,673	(47,182,238)	46,994,179	1,506,929

399,196	2,506,673	—	54,269,414	7,275,235	5,768,306

$1,160,966	$399,196	$2,506,673	$7,087,176	$54,269,414	$7,275,235

$905	$418	$(726)	$278,479	$34,955	$(16,488)

445,616	656,795	1,212,995	1,268,957	4,887,256	4,338,355
138,697	225,820	119,069	363,999	928,593	638,209

—	—	—	—	4,324	143
—	—	—	—	—	13

(441,095)	(714,086)	(1,144,191)	(2,892,332)	(3,275,379)	(4,258,974)
(115,410)	(229,623)	(113,878)	(492,582)	(827,300)	(693,721)

27,808	(61,094)	73,995	(1,751,958)	1,717,494	24,025

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$32,026	$(5,672)	$(66,746)
Net realized gains (losses) on investments	(939,215)	711,154	(1,267,310)
Change in net unrealized appreciation/depreciation on investments	857,979	398,723	504,653

Change in net assets resulting from operations	(49,210)	1,104,205	(829,403)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	51,617,661	167,433,903	125,383,142
Service Class	9,806,643	54,183,656	15,141,116
Dividends reinvested
Investor Class	—	—	—
Cost of shares redeemed
Investor Class	(47,386,391)	(168,478,745)	(118,444,146)
Service Class	(14,362,257)	(47,909,619)	(13,812,588)

Change in net assets resulting from capital transactions	(324,344)	5,229,195	8,267,524

Change in net assets	(373,554)	6,333,400	7,438,121
Net Assets:
Beginning of period	19,315,254	12,981,854	5,543,733

End of period	$18,941,700	$19,315,254	$12,981,854

Accumulated net investment income (loss)	$31,053	$(973)	$(6,093)

Share Transactions:
Issued
Investor Class	3,437,281	11,368,561	8,815,990
Service Class	672,157	3,841,982	1,094,373
Reinvested
Investor Class	—	—	—
Redeemed
Investor Class	(3,149,323)	(11,427,665)	(8,371,181)
Service Class	(976,054)	(3,410,500)	(1,018,655)

Change in shares	(15,939)	372,378	520,527

See accompanying notes to the financial statements.

Industrials UltraSector ProFund			Internet UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$12,428	$1,077	$(43,319)	$430,493	$(339,081)	$(645,877)
(146,189)	(272,521)	(3,611,912)	(4,508,826)	3,485,262	(2,798,778)
48,429	56,302	(16,020)	(4,556,175)	(10,816,270)	13,302,333

(85,332)	(215,142)	(3,671,251)	(8,634,508)	(7,670,089)	9,857,678

—	(1,021)	—	—	—	—

—	(1,021)	—	—	—	—

36,853,730	21,041,836	166,200,443	126,828,150	392,861,771	516,528,227
12,079,917	3,547,070	8,812,971	8,041,026	48,387,914	35,824,451

—	1,005	—	—	—	—

(37,222,139)	(21,277,104)	(160,020,180)	(156,979,538)	(431,050,079)	(456,233,015)
(11,500,968)	(3,531,972)	(8,539,237)	(10,912,239)	(64,085,058)	(19,577,315)

210,540	(219,165)	6,453,997	(33,022,601)	(53,885,452)	76,542,348

125,208	(435,328)	2,782,746	(41,657,109)	(61,555,541)	86,400,026

2,347,418	2,782,746	—	59,750,981	121,306,522	34,906,496

$2,472,626	$2,347,418	$2,782,746	$18,093,872	$59,750,981	$121,306,522

$13,310	$882	$(3,067)	$325,891	$(104,602)	$(221,764)

918,769	606,756	5,319,073	1,446,365	5,314,446	7,741,017
309,707	104,572	281,189	95,963	665,502	531,240

—	27	—	—	—	—

(931,035)	(620,889)	(5,243,273)	(1,827,435)	(5,931,087)	(7,003,559)
(292,626)	(103,784)	(279,214)	(133,399)	(890,523)	(313,797)

4,815	(13,318)	77,775	(418,506)	(841,662)	954,901

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Mobile Telecommunications UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$1,548	$37,074	$(341,068)
Net realized gains (losses) on investments	(303,981)	6,275,379	14,657,965
Change in net unrealized appreciation/depreciation on investments	(1,034)	(6,015,840)	5,690,201

Change in net assets resulting from operations	(303,467)	296,613	20,007,098

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—
Net realized gains on investments
Investor Class	—	(395,347)	—
Service Class	—	(51,391)	—

Change in net assets resulting from distributions	—	(446,738)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	70,841,022	159,796,626	314,984,876
Service Class	9,944,878	8,197,792	38,286,897
Dividends reinvested
Investor Class	—	356,993	—
Service Class	—	41,827	—
Cost of shares redeemed
Investor Class	(78,364,773)	(206,930,470)	(275,658,196)
Service Class	(10,804,191)	(17,804,517)	(27,577,095)

Change in net assets resulting from capital transactions	(8,383,064)	(56,341,749)	50,036,482

Change in net assets	(8,686,531)	(56,491,874)	70,043,580
Net Assets:
Beginning of period	23,287,671	79,779,545	9,735,965

End of period	$14,601,140	$23,287,671	$79,779,545

Accumulated net investment income (loss)	$(18,555)	$(20,103)	$(127,436)

Share Transactions:
Issued
Investor Class	3,420,194	7,974,319	21,638,502
Service Class	500,664	432,234	2,685,842
Reinvested
Investor Class	—	17,985	—
Service Class	—	2,245	—
Redeemed
Investor Class	(3,791,896)	(10,676,957)	(18,761,820)
Service Class	(545,890)	(1,003,530)	(2,011,659)

Change in shares	(416,928)	(3,253,704)	3,550,865

(a)	Commencement of operations

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund			Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	June 5, 2006(a) through July 31, 2006	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$642,140	$467,692	$(96,550)	$(2,317)	$145,312	$161,626	$(14,865)
2,050,062	6,547,158	3,725,040	(379,724)	(184,695)	(821,083)	(2,037,548)
19,423,930	19,119,377	5,231,189	401,190	1,486,052	(38,852)	136,600

22,116,132	26,134,227	8,859,679	19,149	1,446,669	(698,309)	(1,915,813)

—	—	—	—	—	(102,808)	—

—	—	(909,813)	—	—	—	—
—	—	(227,064)	—	—	—	—

—	—	(1,136,877)	—	—	(102,808)	—

606,487,429	796,670,198	404,516,255	15,141,474	91,063,613	117,833,531	102,424,401
89,943,377	166,149,440	65,015,259	1,949,353	14,244,566	18,406,217	17,028,825

—	—	828,867	—	—	83,067	—
—	—	162,951	—	—	—	—

(596,171,436)	(748,854,960)	(404,674,280)	(10,479,390)	(82,145,387)	(117,516,535)	(94,745,692)
(85,623,255)	(166,448,247)	(59,818,277)	(1,007,804)	(11,488,630)	(17,146,888)	(16,779,026)

14,636,115	47,516,431	6,030,775	5,603,633	11,674,162	1,659,392	7,928,508

36,752,247	73,650,658	13,753,577	5,622,782	13,120,831	858,275	6,012,695

129,112,986	55,462,328	41,708,751	—	15,992,556	15,134,281	9,121,586

$165,865,233	$129,112,986	$55,462,328	$5,622,782	$29,113,387	$15,992,556	$15,134,281

$819,115	$176,975	$19,535	$(2,317)	$221,456	$76,144	$17,326

16,011,390	26,665,043	21,546,227	525,835	9,640,650	12,465,413	9,387,443
2,528,976	5,696,716	3,536,480	68,120	1,574,101	2,026,443	1,557,155

—	—	37,152	—	—	9,098	—
—	—	7,636	—	—	—	—

(15,947,775)	(25,133,259)	(22,006,952)	(368,519)	(8,760,641)	(12,384,523)	(8,615,893)
(2,456,087)	(5,758,493)	(3,295,559)	(35,738)	(1,286,578)	(1,887,883)	(1,564,415)

136,504	1,470,007	(175,016)	189,698	1,167,532	228,548	764,290

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Precious Metals UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$3,818,014	$1,610,154	$(78,795)
Net realized gains (losses) on investments	4,629,134	34,823,994	(12,201,844)
Change in net unrealized appreciation/depreciation on investments	(3,522,544)	4,294,917	1,187,792

Change in net assets resulting from operations	4,924,604	40,729,065	(11,092,847)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—
Service Class	—	—	—
Return of capital
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	872,322,255	627,609,744	444,675,049
Service Class	172,797,078	138,289,719	78,973,894
Dividends reinvested
Investor Class	—	—	—
Service Class	—	—	—
Cost of shares redeemed
Investor Class	(854,087,170)	(595,963,146)	(442,551,773)
Service Class	(132,562,458)	(122,111,981)	(77,911,249)

Change in net assets resulting from capital transactions	58,469,705	47,824,336	3,185,921

Change in net assets	63,394,309	88,553,401	(7,906,926)
Net Assets:
Beginning of period	140,387,351	51,833,950	59,740,876

End of period	$203,781,660	$140,387,351	$51,833,950

Accumulated net investment income (loss)	$4,320,544	$502,530	$58,185

Share Transactions:
Issued
Investor Class	18,588,175	20,791,404	15,240,839
Service Class	3,966,249	4,833,026	2,754,797
Reinvested
Investor Class	—	—	—
Service Class	—	—	—
Redeemed
Investor Class	(18,382,198)	(19,629,864)	(15,177,068)
Service Class	(2,997,717)	(4,319,351)	(2,741,732)

Change in shares	1,174,509	1,675,215	76,836

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund			Semiconductor UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$1,030,066	$117,389	$897,910	$23,073	$(153,237)	$(426,660)
(3,485,282)	1,312,903	(7,877,505)	(7,408,226)	(27,447)	(13,728,155)
3,967,346	(3,411,934)	4,645,303	(1,914,790)	(42,781)	(2,588,307)

1,512,130	(1,981,642)	(2,334,292)	(9,299,943)	(223,465)	(16,743,122)

—	(251,243)	(853,835)	—	—	—
—	(39,979)	(276,239)	—	—	—

—	—	(165,340)	—	—	—
—	—	(53,653)	—	—	—

—	(291,222)	(1,349,067)	—	—	—

403,075,676	421,773,369	801,828,934	192,817,416	341,818,138	297,982,136
82,134,185	172,140,324	164,082,436	23,648,910	60,226,091	31,976,183

—	202,059	947,225	—	—	—
—	10,616	321,884	—	—	—

(332,309,561)	(457,824,757)	(768,208,880)	(201,694,637)	(344,458,586)	(294,285,531)
(76,759,133)	(176,855,369)	(165,992,330)	(23,482,579)	(61,117,739)	(31,503,465)

76,141,167	(40,553,758)	32,979,269	(8,710,890)	(3,532,096)	4,169,323

77,653,297	(42,826,622)	29,295,910	(18,010,833)	(3,755,561)	(12,573,799)

10,825,707	53,652,329	24,356,419	32,504,401	36,259,962	48,833,761

$88,479,004	$10,825,707	$53,652,329	$14,493,568	$32,504,401	$36,259,962

$292,344	$(737,722)	$(782,882)	$(3,695)	$(26,768)	$(79,657)

9,087,940	11,486,701	27,502,004	10,017,826	17,366,693	14,304,135
1,836,122	4,517,829	5,427,803	1,193,452	3,082,533	1,550,628

—	5,240	29,554	—	—	—
—	270	10,064	—	—	—

(7,587,417)	(12,557,022)	(26,849,391)	(10,645,476)	(17,649,346)	(14,092,403)
(1,726,650)	(4,641,362)	(5,583,806)	(1,200,940)	(3,178,516)	(1,523,158)

1,609,995	(1,188,344)	536,228	(635,138)	(378,636)	239,202

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$(4,725)	$(65,202)	$60,206
Net realized gains (losses) on investments	(2,038,780)	(1,323,003)	1,452,956
Change in net unrealized appreciation/depreciation on investments	(433,595)	1,089,016	(1,500,170)

Change in net assets resulting from operations	(2,477,100)	(299,189)	12,992

Distributions to Shareholders From:
Net investment income
Investor Class	—	(50,743)	(45,719)
Service Class	—	—	(14,298)

Change in net assets resulting from distributions	—	(50,743)	(60,017)

Capital Transactions:
Proceeds from shares issued
Investor Class	33,311,405	110,224,576	78,488,362
Service Class	7,999,691	10,602,239	10,642,633
Dividends reinvested
Investor Class	—	48,492	41,935
Service Class	—	—	11,021
Cost of shares redeemed
Investor Class	(42,863,581)	(102,876,965)	(74,540,944)
Service Class	(7,811,913)	(13,409,327)	(7,741,292)

Change in net assets resulting from capital transactions	(9,364,398)	4,589,015	6,901,715

Change in net assets	(11,841,498)	4,239,083	6,854,690
Net Assets:
Beginning of period	18,469,126	14,230,043	7,375,353

End of period	$6,627,628	$18,469,126	$14,230,043

Accumulated net investment income (loss)	$(19,414)	$(14,689)	$101,256

Share Transactions:
Issued
Investor Class	1,200,625	4,277,724	3,082,829
Service Class	295,350	420,643	418,725
Reinvested
Investor Class	—	1,807	1,575
Service Class	—	—	426
Redeemed
Investor Class	(1,608,190)	(4,009,119)	(2,922,385)
Service Class	(291,464)	(533,850)	(312,967)

Change in shares	(403,679)	157,205	268,203

See accompanying notes to the financial statements.

Telecommunications UltraSector ProFund			Utilities UltraSector ProFund
January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004

$215,061	$53,552	$60,955	$280,407	$718,071	$142,176
(253,365)	(368,257)	890,340	2,181,180	608,927	3,351,404
649,586	(454,589)	174,358	1,150,092	2,095,504	1,473,812

611,282	(769,294)	1,125,653	3,611,679	3,422,502	4,967,392

—	(79,903)	(49,867)	—	—	(94,320)
—	(17,503)	(12,969)	—	—	(43,348)

—	(97,406)	(62,836)	—	—	(137,668)

103,310,770	59,791,744	88,319,514	191,781,142	401,945,996	209,871,736
18,971,926	6,087,279	15,557,884	40,366,531	136,689,220	43,984,022

—	72,654	44,579	—	—	84,563
—	17,217	12,297	—	—	33,671

(97,291,135)	(64,830,913)	(86,117,675)	(145,535,703)	(386,379,532)	(210,791,876)
(17,380,389)	(7,588,978)	(15,364,732)	(37,389,827)	(135,059,176)	(42,820,739)

7,611,172	(6,450,997)	2,451,867	49,222,143	17,196,508	361,377

8,222,454	(7,317,697)	3,514,684	52,833,822	20,619,010	5,191,101

2,417,736	9,735,433	6,220,749	40,688,772	20,069,762	14,878,661

$10,640,190	$2,417,736	$9,735,433	$93,522,594	$40,688,772	$20,069,762

$138,316	$(76,745)	$(32,891)	$405,191	$124,784	$(2,497)

4,943,346	3,144,310	4,686,240	9,182,970	20,719,235	14,520,137
939,548	329,862	860,243	2,035,049	7,179,432	3,143,819

—	4,005	2,127	—	—	4,980
—	992	609	—	—	2,046

(4,675,520)	(3,400,494)	(4,596,481)	(7,127,022)	(19,967,574)	(14,648,599)
(865,449)	(414,294)	(849,320)	(1,921,404)	(7,064,872)	(2,980,145)

341,925	(335,619)	103,418	2,169,593	866,221	42,238

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005	January 9, 2006(a) through July 31, 2006
From Investment Activities:
Operations:
Net investment income (loss)	$402,609	$62,177	$323,747
Net realized gains (losses) on investments	(4,250,743)	(1,183,164)	2,315,954
Change in net unrealized appreciation/depreciation on investments	(1,604,983)	101,904	(2,318,956)

Change in net assets resulting from operations	(5,453,117)	(1,019,083)	320,745

Distributions to Shareholders From:
Net investment income
Investor Class	—	(69,286)	—
Service Class	—	(8,599)	—
Net realized gains on investments
Investor Class	—	(355,089)	—
Service Class	—	(63,390)	—

Change in net assets resulting from distributions	—	(496,364)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	192,240,114	69,182,612	319,365,897
Service Class	24,748,093	7,820,338	37,213,721
Dividends reinvested
Investor Class	—	350,086	—
Service Class	—	59,310	—
Cost of shares redeemed
Investor Class	(167,969,574)	(61,799,328)	(293,430,572)
Service Class	(19,557,676)	(6,259,303)	(33,536,589)

Change in net assets resulting from capital transactions	29,460,957	9,353,715	29,612,457

Change in net assets	24,007,840	7,838,268	29,933,202
Net Assets:
Beginning of period	7,838,268	—	—

End of period	$31,846,108	$7,838,268	$29,933,202

Accumulated net investment income (loss)	$384,258	$(18,351)	$323,747

Share Transactions:
Issued
Investor Class	7,225,373	2,210,151	11,059,751
Service Class	925,746	250,817	1,288,811
Reinvested
Investor Class	—	12,164	—
Service Class	—	2,060	—
Redeemed
Investor Class	(6,375,212)	(1,997,285)	(10,158,337)
Service Class	(741,613)	(204,791)	(1,123,861)

Change in shares	1,034,294	273,116	1,066,364

(a)	Commencement of operations

See accompanying notes to the financial statements.

Short Real Estate ProFund		U.S. Government Plus ProFund			Rising Rates Opportunity 10 ProFund
January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004	January 1, 2006 through July 31, 2006	January 10, 2005(a) through December 31, 2005

$1,401,294	$261,450	$1,413,906	$1,119,927	$811,087	$444,724	$224,155
(10,028,528)	(4,826,141)	(6,652,035)	641,891	3,393,095	1,444,964	167,754
(2,227,588)	858,283	1,392,951	(539,552)	577,189	(69,062)	22,522

(10,854,822)	(3,706,408)	(3,845,178)	1,222,266	4,781,371	1,820,626	414,431

—	(258,163)	(1,281,992)	(969,421)	(712,848)	—	(128,366)
—	(7,431)	(131,914)	(173,480)	(93,740)	—	—

—	—	—	—	(1,896,791)	—	—
—	—	—	—	(119,361)	—	—

—	(265,594)	(1,413,906)	(1,142,901)	(2,822,740)	—	(128,366)

247,963,756	138,903,511	1,268,444,369	1,958,887,158	1,539,238,207	77,642,000	119,213,526
24,773,815	31,021,205	52,936,566	205,804,081	100,733,059	9,091,194	23,512,170

—	220,562	1,270,313	943,960	2,559,594	—	111,253
—	6,738	127,936	163,578	184,508	—	—

(196,215,981)	(78,983,188)	(1,265,215,769)	(1,923,935,859)	(1,526,147,398)	(79,681,258)	(107,366,612)
(21,371,367)	(25,165,868)	(61,869,855)	(191,879,414)	(97,239,315)	(9,578,015)	(22,237,044)

55,150,223	66,002,960	(4,306,440)	49,983,504	19,328,655	(2,526,079)	13,233,293

44,295,401	62,030,958	(9,565,524)	50,062,869	21,287,286	(705,453)	13,519,358

62,030,958	—	79,389,879	29,327,010	8,039,724	13,519,358	—

$106,326,359	$62,030,958	$69,824,355	$79,389,879	$29,327,010	$12,813,905	$13,519,358

$1,409,392	$8,098	$(57,441)	$(57,441)	$22,974	$417,108	$(27,616)

8,956,630	4,449,437	41,546,591	58,911,052	48,458,848	2,528,061	4,010,307
885,817	986,624	1,745,640	6,150,556	3,160,312	295,788	787,234

—	7,379	42,572	28,332	81,817	—	3,750
—	225	4,310	4,941	5,872	—	—

(7,104,636)	(2,560,336)	(41,334,277)	(57,889,152)	(47,990,177)	(2,563,036)	(3,599,923)
(770,118)	(816,941)	(2,000,456)	(5,765,746)	(3,045,597)	(309,606)	(746,749)

1,967,693	2,066,388	4,380	1,439,983	671,075	(48,793)	454,619

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Rising Rates Opportunity ProFund
	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	January 1, 2004 through December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$7,851,350	$8,972,739	$(1,032,273)
Net realized gains (losses) on investments	53,565,482	(80,893,522)	(56,855,522)
Change in net unrealized appreciation/depreciation on investments	(2,893,858)	14,372,256	(15,193,310)

Change in net assets resulting from operations	58,522,974	(57,548,527)	(73,081,105)

Distributions to Shareholders From:
Net investment income
Investor Class	—	(7,779,885)	—
Service Class	—	(269,531)	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	(8,049,416)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	868,293,554	1,438,652,485	1,995,313,315
Service Class	71,070,314	178,975,828	267,293,784
Dividends reinvested
Investor Class	—	5,805,465	—
Service Class	—	197,718	—
Cost of shares redeemed
Investor Class	(938,854,663)	(1,637,129,062)	(1,547,976,585)
Service Class	(70,711,076)	(199,086,557)	(220,175,395)

Change in net assets resulting from capital transactions	(70,201,871)	(212,584,123)	494,455,119

Change in net assets	(11,678,897)	(278,182,066)	421,374,014
Net Assets:
Beginning of period	404,170,405	682,352,471	260,978,457

End of period	$392,491,508	$404,170,405	$682,352,471

Accumulated net investment income (loss)	$9,157,713	$1,306,363	$383,040

Share Transactions:
Issued
Investor Class	40,625,786	72,425,539	87,852,916
Service Class	3,440,423	9,271,507	11,921,398
Reinvested
Investor Class	—	305,069	—
Service Class	—	10,596	—
Redeemed
Investor Class	(43,837,077)	(82,928,003)	(68,485,767)
Service Class	(3,451,283)	(10,327,686)	(9,918,836)

Change in shares	(3,222,151)	(11,242,978)	21,369,711

(a)	Commencement of operations

See accompanying notes to the financial statements.

Rising U.S. Dollar ProFund		Falling U.S. Dollar ProFund
January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005

$454,974	$957,258	$1,172,175	$166,533
(1,695,134)	2,268,419	(8,683)	(1,819,319)
(534,354)	159,981	1,058,503	(57,230)

(1,774,514)	3,385,658	2,221,995	(1,710,016)

—	(462,627)	—	(207,231)
—	—	—	(23,775)

—	(358,738)	—	—
—	(5,538)	—	—

—	(826,903)	—	(231,006)

142,603,837	317,398,589	235,098,893	122,513,345
17,254,610	44,572,105	32,112,747	15,255,616

—	768,622	—	140,364
—	3,965	—	22,246

(174,984,332)	(261,302,941)	(169,349,700)	(104,399,644)
(15,084,060)	(44,408,784)	(32,616,709)	(11,338,535)

(30,209,945)	57,031,556	65,245,231	22,193,392

(31,984,459)	59,590,311	67,467,226	20,252,370

59,590,311	—	20,252,370	—

$27,605,852	$59,590,311	$87,719,596	$20,252,370

$460,289	$5,315	$1,175,776	$3,601

4,480,721	10,008,681	8,194,341	4,278,124
542,905	1,415,070	1,135,273	527,826

—	23,498	—	5,157
—	121	—	819

(5,492,091)	(8,225,340)	(5,919,317)	(3,671,592)
(474,233)	(1,401,645)	(1,147,645)	(395,784)

(942,698)	1,820,385	2,262,652	744,550

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
January 1, 2006 through July 31, 2006	$56.33	0.16	1.10		1.26	—	—	—	$57.59	2.24	%(e)	1.47%	1.47%	0.47%	$62,320	252	%(e)
Year Ended December 31, 2005	$54.88	0.29	1.35	(d)	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24	4.31		4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)	10.47		10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)	(13.43)		(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Year Ended December 31, 2001	$63.09	(0.04)	(9.61)		(9.65)	—	—	—	$53.44	(15.30)%		2.03%	1.89%	(0.08)%	$9,848	3,058%
Mid-Cap ProFund
January 1, 2006 through July 31, 2006	$41.24	0.14	(0.16	)(d)	(0.02)	—	—	—	$41.22	(0.05	)%(e)	1.54%	1.45%	0.56%	$8,770	349	%(e)
Year Ended December 31, 2005	$37.55	0.12	3.90	(d)	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)	4.90		4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)	8.33		8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)	(5.60)		(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.68		0.63	—	(0.13)	(0.13)	$30.50	2.12	%(e)	7.49%	1.95%	(0.53)%	$2,904	1,907	%(e)
Small-Cap ProFund
January 1, 2006 through July 31, 2006	$39.00	0.17	1.49		1.66	—	—	—	$40.66	4.23	%(e)	1.38%	1.38%	0.69%	$17,100	63	%(e)
Year Ended December 31, 2005	$38.05	0.23	0.72	(d)	0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)	5.65		5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)	10.24		10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)	(7.00)		(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.02)	1.01		0.99	—	(0.01)	(0.01)	$30.98	3.32	%(e)	1.95%	1.95%	(0.19)%	$28,222	95	%(e)
OTC ProFund(g)
January 1, 2006 through July 31, 2006	$62.70	(0.30)	(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(e)	1.44%	1.44%	(0.83)%	$16,800	364	%(e)
Year Ended December 31, 2005	$62.52	(0.46)	0.82	(d)	0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)	5.56		5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)	19.50		18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)	(24.45)		(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Year Ended December 31, 2001	$94.85	(1.06)	(28.66)		(29.72)	—	—	—	$65.13	(31.33)%		2.40%	1.91%	(1.48)%	$5,524	5,388%
Large-Cap Value ProFund
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75		2.95	—	—	—	$48.46	6.46	%(e)	1.47%	1.47%	0.72%	$167,346	270	%(e)
Year Ended December 31, 2005	$44.14	0.28	1.31		1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19	4.87		5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09	8.27		8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	0.07	1.09		1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(e)	1.53%	1.53%	0.83%	$51,255	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)		(0.80)	—		—	—	$37.44	(2.09	)%(e)	1.97%	1.95%	(0.69)%	$10,717	342	%(e)
Year Ended December 31, 2005	$37.62	(0.02)	0.64	(d)	0.62	—		—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)	1.26	(d)	1.24	—		—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)	7.03		6.87	—		(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(f)	$30.00	0.01	0.48		0.49	—		(0.01)	(0.01)	$30.48	1.62	%(e)	1.52%	1.52%	0.18%	$28,630	180	%(e)
Mid-Cap Value ProFund
January 1, 2006 through July 31, 2006	$40.98	0.08	1.36		1.44	—		—	—	$42.42	3.51	%(e)	1.52%	1.52%	0.32%	$13,469	247	%(e)
Year Ended December 31, 2005	$38.92	0.08	3.66		3.74	(0.05)		(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06	5.47		5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02	8.59		8.61	—	(g)	—	— (g)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)	(3.91)		(4.03)	—		—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	(0.23)		(0.28)	—		(0.91)	(0.91)	$28.81	(0.88	)%(e)	2.61%	1.95%	(0.51)%	$3,576	1,400	%(e)
Mid-Cap Growth ProFund
January 1, 2006 through July 31, 2006	$37.47	(0.22)	(0.89	)(d)	(1.11)	—		—	—	$36.36	(2.96	)%(e)	1.53%	1.53%	(0.97)%	$3,330	384	%(e)
Year Ended December 31, 2005	$33.63	(0.25)	4.09		3.84	—		—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)	3.70		3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)	6.73		6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)	(6.64)		(7.01)	—		—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.22		1.07	—		(0.19)	(0.19)	$30.88	3.56	%(e)	1.95%	1.95%	(1.54)%	$6,086	1,062	%(e)
Small-Cap Value ProFund
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	(d)	1.95	—		—	—	$43.28	4.69	%(e)	1.59%	1.58%	(0.06)%	$5,991	443	%(e)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	(d)	1.48	—		—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87		6.84	—		(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77		8.60	—		(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)		(5.56)	—		—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.39		0.34	—		(0.17)	(0.17)	$30.17	1.15	%(e)	2.00%	1.95%	(0.52)%	$13,284	962	%(e)
Small-Cap Growth ProFund
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70		0.40	—		—	—	$39.36	1.00	%(e)	1.61%	1.61%	(1.24)%	$8,272	369	%(e)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	(d)	2.68	—		—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41		6.08	—		—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07		7.78	—		(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)		(6.05)	—		(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.30		1.15	—		(0.35)	(0.35)	$30.80	3.87	%(e)	2.94%	1.92%	(1.57)%	$9,605	1,020	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
January 1, 2006 through July 31, 2006	$16.00	0.25	0.96	1.21	—	—	—	$17.21	7.56	%(e)	1.44%	1.43%	2.49%	$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06	1.07 (d)	1.13	(0.01)	—	(0.01)	$16.00	7.60%		1.51%	1.51%	0.38%	$49,583	800%
Year Ended December 31, 2004	$12.97	0.02	1.89	1.91	— (f)	—	— (f)	$14.88	14.76%		1.56%	1.56%	0.12%	$43,254	742%
Year Ended December 31, 2003	$9.43	0.06	3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81%		1.79%	1.78%	0.52%	$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10	(3.29)	(3.19)	—	—	—	$9.43	(25.28)%		2.34%	1.95%	0.93%	$8,184	2,892%
Year Ended December 31, 2001	$22.65	— (f)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)%		4.17%	2.75%	0.02%	$5,923	11,239%
UltraBull ProFund(g)
January 1, 2006 through July 31, 2006	$57.26	0.25	0.65	0.90	—	—	—	$58.16	1.59	%(e)	1.45%	1.45%	0.73%	$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22	1.36	1.58	(0.14)	—	(0.14)	$57.26	2.84%		1.44%	1.44%	0.41%	$136,495	648%
Year Ended December 31, 2004	$47.52	0.22	8.23	8.45	(0.15)	—	(0.15)	$55.82	17.75%		1.44%	1.44%	0.44%	$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)	16.95	16.88	—	—	—	$47.52	55.09%		1.70%	1.70%	(0.18)%	$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)%		1.95%	1.95%	(0.47)%	$65,467	1,770%
Year Ended December 31, 2001	$84.30	(0.28)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)%		1.93%	1.93%	(0.43)%	$60,956	1,377%
UltraMid-Cap ProFund
January 1, 2006 through July 31, 2006	$43.66	0.17	(1.31)	(1.14)	—	—	—	$42.52	(2.61	)%(e)	1.47%	1.47%	0.64%	$82,224	219	%(e)
Year Ended December 31, 2005	$36.84	0.06	6.76	6.82	— (f)	—	— (f)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)	8.27	8.17	—	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)	11.88	11.72	—	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)%		2.08%	1.95%	(0.78)%	$15,358	2,174%
Year Ended December 31, 2001	$33.00	(0.15)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)%		2.07%	1.95%	(0.52)%	$33,812	2,125%
UltraSmall-Cap ProFund
January 1, 2006 through July 31, 2006	$25.36	0.11	0.74 (d)	0.85	—	—	—	$26.21	3.35	%(e)	1.39%	1.39%	0.64%	$162,346	27	%(e)
Year Ended December 31, 2005	$25.46	0.14	(0.12)	0.02	(0.12)	—	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)	6.21	6.17	—	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)	9.74	9.67	—	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)%		1.95%	1.95%	(0.54)%	$26,286	2,196%
Year Ended December 31, 2001	$20.77	(0.01)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)%		2.15%	1.95%	(0.05)%	$73,105	3,221%
UltraDow 30 ProFund
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	$33.43	5.56	%(e)	1.49%	1.49%	1.26%	$20,403	995	%(e)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%	1.51%	1.03%	$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60 (d)	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%	1.49%	0.45%	$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%	1.88%	(0.08)%	$31,023	1,798%
June 3, 2002 through December 31, 2002(h)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(e)	2.47%	1.95%	0.37%	$3,963	844	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	$19.59	(19.84	)%(e)	1.37%	1.37%	(0.51)%	$254,137	131	%(e)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	$24.44	(3.02)%		1.38%	1.38%	(0.47)%	$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%	1.37%	(0.14)%	$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%	1.56%	(1.23)%	$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%		1.78%	1.78%	(1.49)%	$187,841	522%
Year Ended December 31, 2001	$114.10	(0.50)	(78.31)	(78.81)	—	—	—	$35.29	(69.07)%		1.80%	1.80%	(1.06)%	$353,565	622%
UltraInternational ProFund
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(2.71)	(2.45)	—	—	—	$27.55	(8.17	)%(e)	2.34%	1.93%	3.33%	$7,994	—	(e)
UltraEmerging Markets ProFund
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(6.17)	(5.91)	—	—	—	$24.09	(19.70	)%(e)	1.51%	1.51%	3.97%	$79,136	—	(e)
UltraJapan ProFund(d)
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—	—	$58.53	(9.45	)%(e)	1.54%	1.54%	1.67%	$196,279	—	(e)
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42 (g)	3.01	—	—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—	—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	—	(h)
Year Ended December 31, 2001	$65.75	0.19	(31.16)	(30.97)	(0.01)	—	(0.01)	$34.77	(47.10)%		2.46%	1.95%	0.39%	$2,697	1,299%
Bear ProFund
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—	—	$29.96	0.40	%(e)	1.57%	1.57%	3.20%	$52,504	—	(e)
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—	—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	—	(h)
Year Ended December 31, 2001	$32.75	0.52	4.16	4.68	—	—	—	$37.43	14.29%		1.96%	1.88%	1.41%	$8,498	1,299%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)		(0.47)	—	—	—	$18.58	(2.47	)%(d)	1.52%	1.52%	3.37%	$50,983	—	(d)
Year Ended December 31, 2005	$20.23	0.32	(0.83)		(0.51)	(0.67)	—	(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)		(4.12)	—	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)		(12.96)	—	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(e)	$30.00	0.01	7.30		7.31	—	—	—	$37.31	24.37	%(d)	1.49%	1.49%	0.02%	$110,733	—	(d)
Short OTC ProFund
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84		2.22	—	—	—	$20.91	11.88	%(d)	1.50%	1.50%	3.34%	$103,936	—	(d)
Year Ended December 31, 2005	$18.70	0.30	(0.06)		0.24	(0.25)	—	(0.25)	$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)		(2.40)	—	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)		(12.59)	—	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.10)	3.88		3.78	(0.09)	—	(0.09)	$33.69	12.60	%(d)	2.00%	1.82%	(0.46)%	$9,826	—	(d)
UltraBear ProFund
January 1, 2006 through July 31, 2006	$17.59	0.32	(0.63)		(0.31)	—	—	—	$17.28	(1.76	)%(d)	1.40%	1.40%	3.27%	$135,333	—	(d)
Year Ended December 31, 2005	$18.82	0.34	(1.18)		(0.84)	(0.38)	(0.01)	(0.39)	$17.59	(4.43)%		1.41%	1.41%	1.77%	$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)	(4.56)		(4.60)	—	—	—	$18.82	(19.64)%		1.43%	1.43%	(0.19)%	$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)	(17.96)		(18.22)	—	—	—	$23.42	(43.76)%		1.65%	1.64%	(0.78)%	$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)	11.69		11.49	— (f)	—	— (f)	$41.64	38.11%		1.80%	1.80%	(0.52)%	$119,520	—	(g)
Year Ended December 31, 2001	$24.84	0.34	5.29		5.63	(0.32)	—	(0.32)	$30.15	22.65%		1.79%	1.79%	1.12%	$61,019	1,299%
UltraShort Mid-Cap ProFund
January 1, 2006 through July 31, 2006	$17.35	0.31	(0.30	)(h)	0.01	—	—	—	$17.36	0.06	%(d)	1.59%	1.58%	3.24%	$29,637	—	(d)
Year Ended December 31, 2005	$21.95	0.33	(4.59)		(4.26)	(0.34)	—	(0.34)	$17.35	(19.37)%		1.74%	1.68%	1.62%	$11,936	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.13)	(7.92)		(8.05)	—	—	—	$21.95	(26.83	)%(d)	1.82%	1.82%	(0.49)%	$3,533	—	(d)
UltraShort Small-Cap ProFund
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%	3.41%	$264,378	—	(d)
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.02)	(8.20)		(8.22)	—	—	—	$21.78	(27.40	)%(d)	1.35%	1.35%	(0.06)%	$15,813	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Amount is less than $0.005.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Dow 30 ProFund
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)	(1.81)	—	—	—	$23.23	(7.23	)%(d)	1.52%	1.52%	3.17%	$15,295	—	(d)
Year Ended December 31, 2005	$25.20	0.44	(0.24)	0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.04)	(4.76)	(4.80)	—	—	—	$25.20	(16.00	)%(d)	2.26%	1.95%	(0.30)%	$2,520	—	(d)
UltraShort OTC ProFund
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94	3.24	—	—	—	$18.54	21.18	%(d)	1.38%	1.38%	3.25%	$222,887	—	(d)
Year Ended December 31, 2005	$15.83	0.31	(0.50)	(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (f)	—	— (f)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	—	(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—	(g)
Year Ended December 31, 2001	$45.64	0.94	(4.47)	(3.53)	(2.96)	—	(2.96)	$39.15	(7.36)%		1.78%	1.78%	1.95%	$92,457	1,257%
UltraShort International ProFund
April 19, 2006 through July 31, 2006(e)	$30.00	0.37	0.21 (h)	0.58	—	—	—	$30.58	1.93	%(d)	1.50%	1.50%	3.96%	$24,629	—	(d)
UltraShort Emerging Markets ProFund
April 19, 2006 through July 31, 2006(e)	$30.00	0.43	1.42 (h)	1.85	—	—	—	$31.85	6.17	%(d)	1.50%	1.50%	4.15%	$36,733	—	(d)
UltraShort Japan ProFund
March 29, 2006 through July 31, 2006(e)	$30.00	0.33	4.62	4.95	—	—	—	$34.95	16.50	%(d)	2.60%	1.95%	2.83%	$4,865	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Amount is less than $0.005.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22 (f)	3.67	—	—	—	$42.01	9.57	%(d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
September 4, 2001 through December 31, 2001(e)	$30.00	0.11	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)%(d)	3.20%	1.95%	1.19%	$3,189	350	%(d)
Basic Materials UltraSector ProFund
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86 (f)	1.31	—	—	—	$39.89	3.40	%(d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29	0.32 (f)	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)	4.86 (f)	4.80	—	—	—	$38.01	14.45%%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
September 4, 2001 through December 31, 2001(e)	$30.00	0.13	(1.49)	(1.36)	(0.06)	—	(0.06)	$28.58	(4.54	)%(d)	3.51%	1.27%	1.38%	$2,467	913	%(d)
Biotechnology UltraSector ProFund(g)
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Year Ended December 31, 2001	$83.20	(0.62)	(29.52)	(30.14)	—	—	—	$53.06	(36.23)%		2.59%	1.95%	(1.10)%	$14,931	1,266%
Consumer Goods UltraSector ProFund
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23 (f)	0.50	—	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	—	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(e)	$30.00	0.18	3.85 (f)	4.03	(0.12)	—	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(e)
Consumer Services UltraSector ProFund
January 1, 2006 through July 31, 2006	$31.00	0.05	(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)	(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)	4.14	3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratio to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
January 1, 2006 through July 31, 2006	$27.26	0.25	1.42	1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35	0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06	3.32 (e)	3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05	6.84	6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03	(5.28)	(5.25)	(0.01)	—	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Year Ended December 31, 2001	$25.39	0.14	(4.43)	(4.29)	—	—	—	$21.10	(16.90)%		2.51%	1.95%	0.61%	$6,553	1,060%
Health Care UltraSector ProFund
January 1, 2006 through July 31, 2006	$15.26	0.05	(0.32)	(0.27)	—	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02	1.06	1.08	—	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)	0.37 (e)	0.28	—	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)	2.90	2.81	—	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)	(6.01)	(6.08)	—	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Year Ended December 31, 2001	$22.67	(0.07)	(5.43)	(5.50)	—	—	—	$17.17	(24.26)%		2.58%	1.95%	(0.40)%	$10,583	1,143%
Industrials UltraSector ProFund
January 1, 2006 through July 31, 2006	$36.45	0.16	(0.65)	(0.49)	—	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06	0.62 (e)	0.68	(0.02)	—	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.12)	5.91 (e)	5.79	—	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Internet UltraSector ProFund(g)
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00 (e)	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)	35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)	(37.02)	(37.48)	—	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Year Ended December 31, 2001	$272.00	(0.85)	(206.83)	(207.68)	—	—	—	$64.32	(76.35)%		3.59%	1.95%	(1.13)%	$6,550	1,742%
Mobile Telecommunications UltraSector ProFund(h)
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)	4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)	(26.72)	(26.78)	—	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Year Ended December 31, 2001	$57.10	(0.32)	(23.46)	(23.78)	—	—	—	$33.32	(41.65)%		3.34%	1.95%	(0.62)%	$1,770	2,512%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
January 1, 2006 through July 31, 2006	$32.74	0.17	7.81		7.98	—	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14	10.19		10.33	—	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	— (e)	7.20		7.20	—	(0.45)	—	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)	3.88		3.86	—	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)	(4.07)		(4.10)	—	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Year Ended December 31, 2001	$20.82	0.11	(5.03)		(4.92)	—	—	—	—	$15.90	(23.63)%		2.75%	1.95%	0.59%	$5,243	1,610%
Oil Equipment, Services & Distribution UltraSector ProFund
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)	(0.34	)(f)	(0.35)	—	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Pharmaceuticals UltraSector ProFund
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84		0.93	—	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)		(0.70)	(0.05)	—	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (e)	(1.84)		(1.84)	—	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89		0.84	—	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)		(5.77)	—	—	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Year Ended December 31, 2001	$23.23	(0.07)	(6.62)		(6.69)	—	—	—	—	$16.54	(28.80)%		2.33%	1.95%	(0.38)%	$15,290	1,469%
Precious Metals UltraSector ProFund
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67		3.63	—	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—	(d)
Year Ended December 31, 2005	$29.99	0.57	10.91		11.48	—	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)		(6.14)	—	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54		13.36	—	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(g)	$30.00	(0.06)	(7.17)		(7.23)	—	—	—	—	$22.77	(24.10	)%(d)	2.56%	1.93%	(0.51)%	$22,686	—	(d)
Real Estate UltraSector ProFund
January 1, 2006 through July 31, 2006	$38.28	1.17	7.26		8.43	—	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23	2.61	(f)	2.84	(0.95)	—	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66	10.38	(f)	11.04	(0.28)	—	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62	8.15		8.77	(1.40)	—	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90	(2.22)		(1.32)	(1.87)	—	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%	4.01%	$6,603	4,862%
Year Ended December 31, 2001	$21.81	1.04	0.92		1.96	(1.44)	—	(0.41)	(1.85)	$21.92	9.11%		1.99%	1.95%	4.52%	$6,345	2,461%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.0005.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Semiconductor UltraSector ProFund(d)
January 1, 2006 through July 31, 2006	$20.80	0.03	(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(f)	1.58%	1.58%	0.23%	$12,967	504	%(f)
Year Ended December 31, 2005	$18.71	(0.06)	2.15 (e)	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)	(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)	17.37	17.06	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)	(26.98)	(27.25)	—	—	—	$11.64	(70.07)%		2.38%	1.95%	(1.26)%	$3,643	1,926%
Year Ended December 31, 2001	$58.40	(0.36)	(19.15)	(19.51)	—	—	—	$38.89	(33.41)%		2.89%	1.95%	(0.82)%	$6,431	1,439%
Technology UltraSector ProFund(d)
January 1, 2006 through July 31, 2006	$26.58	—	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(f)	1.66%	1.58%	—	$6,105	170	%(f)
Year Ended December 31, 2005	$26.62	(0.12)	0.15 (e)	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)	11.68	11.39	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)	(20.94)	(21.22)	—	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Year Ended December 31, 2001	$76.60	(0.35)	(39.06)	(39.41)	—	—	—	$37.19	(51.45)%		2.88%	1.95%	(0.71)%	$8,472	1,177%
Telecommunications UltraSector ProFund(g)
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15	4.53	—	—	—	$22.50	25.14	%(f)	1.63%	1.58%	3.08%	$8,695	593	%(f)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45	(0.39)	0.06	(0.15)	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)	(20.35)	(20.46)	—	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Year Ended December 31, 2001	$51.05	0.02	(13.48)	(13.46)	—	—	—	$37.59	(26.37)%		3.71%	1.95%	0.05%	$3,457	2,713%
Utilities UltraSector ProFund
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14	2.35	—	—	—	$22.21	11.83	%(f)	1.61%	1.61%	1.74%	$81,230	261	%(f)
Year Ended December 31, 2005	$16.85	0.35	2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91	4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84	2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24	(6.19)	(5.95)	(0.15)	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Year Ended December 31, 2001	$28.10	0.41	(12.39)	(11.98)	(0.05)	—	(0.05)	$16.07	(42.65)%		5.52%	1.95%	1.87%	$5,016	3,101%
Short Oil & Gas ProFund
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)	(4.32)	—	—	—	$24.38	(15.05	)%(f)	1.38%	1.38%	3.57%	$26,214	—	(f)
September 12, 2005 through December 31, 2005(h)	$30.00	0.19	0.63 (e)	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(f)	1.92%	1.92%	2.00%	$6,458	—	(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
January 9, 2006 through July 31, 2006(d)	$30.00	0.52	(2.42)		(1.90)	—	—	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%	3.23%	$25,326	—	(e)
Short Real Estate ProFund
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)		(3.65)	—	—	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%	3.48%	$98,834	—	(e)
September 12, 2005 through December 31, 2005(d)	$30.00	0.23	(0.06)		0.17	(0.15)	—	—	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—	(e)
U.S. Government Plus ProFund
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)		(3.47)	(0.64)	—	—	(0.64)	$29.45	(10.35	)%(e)	1.21%	1.19%	3.69%	$60,862	924	%(e)
Year Ended December 31, 2005	$31.63	0.93	1.94		2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82		2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)		(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(d)	$30.00	0.09	5.00		5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	%(e)	2.12%	1.69%	0.40%	$8,891	836	%(e)
Rising Rates Opportunity 10 ProFund
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28		1.85	—	—	—	—	$31.58	6.22	%(e)	1.46%	1.46%	3.18%	$11,975	—	(e)
January 10, 2005 through December 31, 2005(d)	$30.00	0.43	(0.38	)(f)	0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(e)	1.74%	1.74%	1.49%	$12,314	—	(e)
Rising Rates Opportunity ProFund
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40		2.80	—	—	—	—	$21.92	14.64	%(e)	1.43%	1.43%	3.26%	$353,592	—	(e)
Year Ended December 31, 2005	$21.09	0.32	(1.91)		(1.59)	(0.38)	—	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)		(2.56)	—	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)		(0.91)	—	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
May 1, 2002 through December 31, 2002(d)	$30.00	(0.09)	(5.35)		(5.44)	—	—	—	—	$24.56	(18.13	)%(e)	1.94%	1.94%	(0.54)%	$9,220	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising U.S. Dollar ProFund
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)	(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.57	2.62	3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—	(d)
Falling U.S. Dollar ProFund
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
January 1, 2006 through July 31, 2006	$52.53	(0.16)	1.03		0.87	—	—	—	$53.40	1.66	%(e)	2.47%	2.47%	(0.53)%	$7,141	252	%(e)
Year Ended December 31, 2005	$51.54	(0.22)	1.21	(d)	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)	4.02		3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)	9.97		9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)	(12.72)		(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%
Year Ended December 31, 2001	$61.52	(0.58)	(9.32)		(9.90)	—	—	—	$51.62	(16.09)%		3.08%	2.95%	(1.06)%	$42,861	3,058%
Mid-Cap ProFund
January 1, 2006 through July 31, 2006	$39.77	(0.10)	(0.13	)(d)	(0.23)	—	—	—	$39.54	(0.60	)%(e)	2.54%	2.45%	(0.44)%	$2,546	349	%(e)
Year Ended December 31, 2005	$36.56	(0.26)	3.75	(d)	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)	4.78		4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)	8.21		7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)	(5.55)		(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.17)	0.87		0.70	—	(0.13)	(0.13)	$30.57	2.35	%(e)	8.33%	2.79%	(1.79)%	$1,095	1,907	%(e)
Small-Cap ProFund
January 1, 2006 through July 31, 2006	$37.25	(0.07)	1.42		1.35	—	—	—	$38.60	3.62	%(e)	2.38%	2.38%	(0.31)%	$5,310	63	%(e)
Year Ended December 31, 2005	$36.68	(0.13)	0.70	(d)	0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)	5.46		5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)	9.98		9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)	(7.03)		(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.08)	1.04		0.96	—	(0.01)	(0.01)	$30.95	3.22	%(e)	2.76%	2.76%	(0.89)%	$15,392	95	%(e)
OTC ProFund(g)
January 1, 2006 through July 31, 2006	$59.58	(0.65)	(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(e)	2.44%	2.44%	(1.83)%	$1,490	364	%(e)
Year Ended December 31, 2005	$59.89	(1.04)	0.73	(d)	(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)	5.36		4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)	18.99		17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)	(24.09)		(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%
Year Ended December 31, 2001	$94.80	(2.08)	(28.39)		(30.47)	—	—	—	$64.33	(32.14)%		3.45%	2.95%	(2.25)%	$990	5,388%
Large-Cap Value ProFund
January 1, 2006 through July 31, 2006	$44.46	(0.07)	2.68		2.61	—	—	—	$47.07	5.85	%(e)	2.47%	2.47%	(0.28)%	$13,777	270	%(e)
Year Ended December 31, 2005	$43.35	(0.15)	1.26		1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)	4.77		4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)	8.26		8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.03)	1.14		1.11	—	(0.30)	(0.30)	$30.81	3.72	%(e)	2.63%	2.63%	(0.36)%	$2,780	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
January 1, 2006 through July 31, 2006	$37.14	(0.37)		(0.60)		(0.97)	—	—	$36.17	(2.61	)%(e)	2.97%	2.95%	(1.69)%	$2,271	342	%(e)
Year Ended December 31, 2005	$36.90	(0.38)		0.62	(d)	0.24	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)		1.24	(d)	0.85	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)		7.05		6.56	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.09)		0.56		0.47	(0.01)	(0.01)	$30.46	1.55	%(e)	2.62%	2.62%	(1.12)%	$1,800	180	%(e)
Mid-Cap Value ProFund
January 1, 2006 through July 31, 2006	$39.33	(0.16	)(d)	1.32		1.16	—	—	$40.49	2.95	%(e)	2.52%	2.52%	(0.68)%	$9,112	247	%(e)
Year Ended December 31, 2005	$37.72	(0.31)		3.55		3.24	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31		5.02	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)		8.48		8.21	—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)		(3.82)		(4.24)	—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.07)		(0.29)		(0.36)	(0.91)	(0.91)	$28.73	(1.14	)%(e)	3.43%	2.77%	(0.72)%	$6,178	1,400	%(e)
Mid-Cap Growth ProFund
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85	)(d)	(1.28)	—	—	$34.61	(3.57	)%(e)	2.53%	2.53%	(1.97)%	$4,512	384	%(e)
Year Ended December 31, 2005	$32.54	(0.58)		3.93		3.35	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58		2.96	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)		6.60		5.99	—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)		(6.60)		(7.23)	—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.25)		1.26		1.01	(0.19)	(0.19)	$30.82	3.36	%(e)	2.94%	2.94%	(2.48)%	$3,460	1,062	%(e)
Small-Cap Value ProFund
January 1, 2006 through July 31, 2006	$39.57	(0.26)		1.89	(d)	1.63	—	—	$41.20	4.09	%(e)	2.59%	2.58%	(1.06)%	$7,470	443	%(e)
Year Ended December 31, 2005	$38.50	(0.54)		1.61	(d)	1.07	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)		6.65		6.27	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)		8.59		8.14	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)		(5.20)		(5.82)	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.14)		0.42		0.28	(0.17)	(0.17)	$30.11	0.95	%(e)	2.90%	2.85%	(1.41)%	$36,458	962	%(e)
Small-Cap Growth ProFund
January 1, 2006 through July 31, 2006	$37.49	(0.53)		0.69		0.16	—	—	$37.65	0.43	%(e)	2.61%	2.61%	(2.24)%	$3,022	369	%(e)
Year Ended December 31, 2005	$35.24	(0.65)		2.90	(d)	2.25	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)		6.26		5.60	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)		7.97		7.42	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)		(5.66)		(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.26)		1.48		1.22	(0.35)	(0.35)	$30.87	4.10	%(e)	3.96%	2.95%	(2.65)%	$638	1,020	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	—	$17.45	6.92	%(d)	2.44%		2.43%		1.49%		$2,190	533	%(d)
Year Ended December 31, 2005	$15.31	(0.09)		1.10 (e)	1.01	—	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (f)	—	— (f)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(g)	(2.52)	(2.40)	—	—	—	$9.85	(19.59	)%(g)	2.14	%(g)	1.58	%(g)	1.15	%(g)	$2,667	2,892%
Year Ended December 31, 2001	$22.28	0.04		(10.07)	(10.03)	—	—	—	$12.25	(45.02)%		4.78%		3.36%		0.22%		$116	11,239%
UltraBull ProFund(h)
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	—	$54.03	1.01	%(d)	2.45%		2.45%		(0.27)%		$14,081	418	%(d)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(i)	7.76	7.61	(0.15)	—	(0.15)	$52.55	16.84	%(i)	2.23	%(i)	2.23	%(i)	(0.35	)%(i)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—	—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%
Year Ended December 31, 2001	$82.15	(0.88)		(26.10)	(26.98)	—	—	—	$55.17	(32.84)%		2.87%		2.87%		(1.35)%		$7,629	1,377%
UltraMid-Cap ProFund
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	—	$39.93	(3.20	)%(d)	2.47%		2.47%		(0.36)%		$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	—	$41.26	17.29%		2.49%		2.49%		(0.84)%		$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	—	$35.17	27.20%		2.49%		2.49%		(1.31)%		$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	—	$27.65	67.78%		2.87%		2.86%		(1.75)%		$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—	—	—	$16.48	(38.62)%		3.06%		2.95%		(1.87)%		$7,279	2,174%
Year Ended December 31, 2001	$32.66	(0.44)		(5.37)	(5.81)	—	—	—	$26.85	(17.79)%		3.07%		2.95%		(1.49)%		$2,517	2,125%
UltraSmall-Cap ProFund
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	—	$24.70	2.70	%(d)	2.39%		2.39%		(0.36)%		$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	—	$24.05	(0.95)%		2.41%		2.41%		(0.40)%		$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	—	$24.28	30.75%		2.38%		2.38%		(1.15)%		$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	—	$18.57	98.19%		2.76%		2.76%		(1.49)%		$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—	—	—	$9.37	(44.75)%		2.87%		2.87%		(1.49)%		$2,526	2,196%
Year Ended December 31, 2001	$20.59	(0.17)		(3.46)	(3.63)	—	—	—	$16.96	(17.63)%		3.12%		2.92%		(0.97)%		$7,497	3,221%
UltraDow 30 ProFund
January 1, 2006 through July 31, 2006	$31.01	0.06		1.45	1.51	—	—	—	$32.52	4.90	%(d)	2.49%		2.49%		0.26%		$4,794	995	%(d)
Year Ended December 31, 2005	$32.37	0.01		(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)		1.59 (e)	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)		10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(j)	$30.00	(0.06)		(9.26)	(9.32)	— (f)	—	— (f)	$20.68	(31.06	)%(d)	3.42%		2.95%		(0.44)%		$11,696	844	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Amount is less than $0.005.
(g)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(i)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of .21%.
(j)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	$18.24	(20.28	)%(e)	2.37%		2.37%		(1.51)%		$21,779	131	%(e)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (f)	3.22	3.24	$23.83	15.74	%(f)	1.11	%(f)	1.11	%(f)	0.12	%(f)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%
Year Ended December 31, 2001	$110.90	(0.94)	(76.08)	(77.02)	$33.88	(69.45)%		2.80%		2.80%		(2.03)%		$32,712	622%
UltraInternational ProFund
April 19, 2006 through July 31, 2006(g)	$30.00	0.18	(2.71)	(2.53)	$27.47	(8.43	)%(e)	3.34%		2.93%		2.33%		$1,149	—	(e)
UltraEmerging Markets- ProFund
April 19, 2006 through July 31, 2006(g)	$30.00	0.19	(6.17)	(5.98)	$24.02	(19.93	)%(e)	2.51%		2.51%		2.97%		$1,310	—	(e)
UltraJapan ProFund(d)
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	$55.85	(10.01	)%(e)	2.54%		2.54%		0.67%		$6,939	—	(e)
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	$62.06	88.75%		2.55%		2.55%		(1.26)%		$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35 (h)	2.61	$32.88	8.62%		2.63%		2.63%		(2.22)%		$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	$30.27	46.30%		2.95%		2.95%		(2.70)%		$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	$20.69	(40.37)%		3.22%		2.95%		(2.45)%		$143	—	(i)
Year Ended December 31, 2001	$66.35	(0.28)	(31.37)	(31.65)	$34.70	(47.70)%		3.29%		2.78%		(0.60)%		$140	1,299%
Bear ProFund
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	$28.82	(0.17	)%(e)	2.57%		2.57%		2.20%		$12,469	—	(e)
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	$28.87	(2.07)%		2.56%		2.56%		0.60%		$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	$29.48	(10.72)%		2.50%		2.50%		(1.25)%		$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	$33.02	(25.21)%		2.73%		2.72%		(1.67)%		$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	$44.15	19.58%		2.91%		2.91%		(1.44)%		$5,510	—	(i)
Year Ended December 31, 2001	$32.62	(0.12)	4.42	4.30	$36.92	13.18%		3.03%		2.95%		(0.32)%		$2,756	1,299%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Not annualized for periods less than one year.
(f)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.
(g)	Period from commencement of operations.
(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(i)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
January 1, 2006 through July 31, 2006	$19.10	0.25		(0.85)		(0.60)	—	—		—	$18.50	(3.14	)%(d)	2.52%		2.52%		2.37%		$2,084	—	(d)
Year Ended December 31, 2005	$19.78	0.12		(0.80)		(0.68)	—	—		—	$19.10	(3.44)%		2.51%		2.51%		0.54%		$287	—
Year Ended December 31, 2004	$24.02	(0.31)		(3.93)		(4.24)	—	—		—	$19.78	(17.65)%		2.51%		2.51%		(1.36)%		$533	—
Year Ended December 31, 2003	$37.06	(0.54)		(12.50)		(13.04)	—	—		—	$24.02	(35.19)%		2.77%		2.76%		(1.68)%		$7,761	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.23)		7.29		7.06	—	—		—	$37.06	23.53	%(d)	2.51%		2.51%		(0.92)%		$3,628	—	(d)
Short OTC ProFund
January 1, 2006 through July 31, 2006	$18.27	0.27		1.81		2.08	—	—		—	$20.35	11.38	%(d)	2.50%		2.50%		2.34%		$9,666	—	(d)
Year Ended December 31, 2005	$18.22	0.11		(0.06)		0.05	—	—		—	$18.27	0.27%		2.52%		2.52%		0.54%		$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)		(2.31)		(2.57)	—	—		—	$18.22	(12.36)%		2.51%		2.51%		(1.22)%		$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)		(12.23)		(12.73)	—	—		—	$20.79	(37.98)%		2.88%		2.87%		(1.79)%		$2,125	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.29)		3.81		3.52	—	—		—	$33.52	11.73	%(d)	2.97%		2.79%		(1.23)%		$3,305	—	(d)
UltraBear ProFund
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)		(0.40)	—	—		—	$17.21	(2.27	)%(d)	2.40%		2.40%		2.27%		$13,984	—	(d)
Year Ended December 31, 2005	$18.76	0.15		(1.16)		(1.01)	(0.14)	—	(f)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(g)	(4.56)		(4.77)	—	—		—	$18.76	(20.27	)%(g)	2.20	%(g)	2.20	%(g)	(0.96	)%(g)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)		(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98		11.42	—	—		—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—	(h)
Year Ended December 31, 2001	$25.46	0.07		5.37		5.44	(0.06)	—		(0.06)	$30.84	21.39%		2.80%		2.80%		0.25%		$4,708	1,299%
UltraShort Mid-Cap ProFund
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31	)(i)	(0.10)	—	—		—	$17.02	(0.58	)%(d)	2.59%		2.58%		2.24%		$2,452	—	(d)
Year Ended December 31, 2005	$21.71	0.13		(4.52)		(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.39)		(7.90)		(8.29)	—	—		—	$21.71	(27.63	)%(d)	2.82%		2.82%		(1.49)%		$463	—	(d)
UltraShort Small-Cap ProFund
January 1, 2006 through July 31, 2006	$19.38	0.24		(1.90)		(1.66)	—	—		—	$17.72	(8.57	)%(d)	2.43%		2.43%		2.41%		$28,507	—	(d)
Year Ended December 31, 2005	$21.59	0.18		(2.39)		(2.21)	—	—		—	$19.38	(10.24)%		2.43%		2.43%		0.83%		$3,275	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.31)		(8.10)		(8.41)	—	—		—	$21.59	(28.03	)%(d)	2.35%		2.35%		(1.06)%		$1,187	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	Amount is less than $0.005.
(g)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.
(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(i)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Dow 30 ProFund
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)	(1.94)	—	—	—	$22.94	(7.76	)%(d)	2.52%	2.52%	2.17%	$802	—	(d)
Year Ended December 31, 2005	$25.09	0.18	(0.24)	(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.17)	(4.74)	(4.91)	—	—	—	$25.09	(16.37	)%(d)	3.26%	2.95%	(1.30)%	$546	—	(d)
UltraShort OTC ProFund
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06	3.26	—	—	—	$19.17	20.49	%(d)	2.38%	2.38%	2.25%	$10,108	—	(d)
Year Ended December 31, 2005	$16.43	0.12	(0.48)	(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)	(5.49)	—	—	—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)	(37.07)	(37.57)	—	—	—	$21.92	(63.15)%		2.65%	2.65%	(1.57)%	$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)	20.09	19.43	(0.98)	—	(0.98)	$59.49	47.41%		2.76%	2.76%	(1.10)%	$5,290	—	(f)
Year Ended December 31, 2001	$47.50	0.33	(4.37)	(4.04)	(2.42)	—	(2.42)	$41.04	(8.21)%		2.92%	2.92%	0.66%	$3,675	1,257%
UltraShort International ProFund
April 19, 2006 through July 31, 2006(e)	$30.00	0.27	0.19 (g)	0.46	—	—	—	$30.46	1.53	%(d)	2.50%	2.50%	2.96%	$47	—	(d)
UltraShort Emerging Markets ProFund
April 19, 2006 through July 31, 2006(e)	$30.00	0.32	1.42 (g)	1.74	—	—	—	$31.74	5.80	%(d)	2.50%	2.50%	3.15%	$1,938	—	(d)
UltraShort Japan ProFund
March 29, 2006 through July 31, 2006(e)	$30.00	0.21	4.63	4.84	—	—	—	$34.84	16.13	%(d)	3.60%	2.95%	1.83%	$336	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
January 1, 2006 through July 31, 2006	$39.16	0.22	3.29 (f)	3.51	—	—	—	$42.67	8.96	%(d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
September 4, 2001 through December 31, 2001(e)	$30.00	0.18	(1.42)	(1.24)	—	—	—	$28.76	(4.13	)%(d)	4.05%	2.80%	2.06%	$24	350	%(d)
Basic Materials UltraSector ProFund
January 1, 2006 through July 31, 2006	$37.78	0.20	0.86 (f)	1.06	—	—	—	$38.84	2.81	%(d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)	0.34 (f)	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)	4.80 (f)	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)	10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%
September 4, 2001 through December 31, 2001(e)	$30.00	—	(1.05)	(1.05)	—	—	—	$28.95	(3.50	)%(d)	5.20%	2.95%	—	$19	913	%(e)
Biotechnology UltraSector ProFund(g)
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)	(27.64)	(28.38)	—	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%
Year Ended December 31, 2001	$82.70	(1.10)	(29.21)	(30.31)	—	—	—	$52.39	(36.65)%		3.59%	2.95%	(1.99)%	$1,238	1,266%
Consumer Goods UltraSector ProFund
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24 (f)	0.32	—	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(d)	$30.00	(0.11)	3.84	3.73	(0.12)	—	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)
Consumer Services UltraSector ProFund
January 1, 2006 through July 31, 2006	$30.46	(0.13)	(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)	(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(d)	$30.00	(0.52)	4.14	3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratio to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
January 1, 2006 through July 31, 2006	$25.97	0.09	1.34	1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10	0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)	3.19 (e)	3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)	6.68	6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)	(5.11)	(5.32)	—	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%
Year Ended December 31, 2001	$25.32	(0.08)	(4.42)	(4.50)	—	—	—	$20.82	(17.77)%		3.51%	2.95%	(0.37)%	$425	1,060%
Health Care UltraSector ProFund
January 1, 2006 through July 31, 2006	$14.50	(0.03)	(0.31)	(0.34)	—	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)	1.04	0.92	—	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)	0.37 (e)	0.14	—	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)	2.84	2.63	—	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)	(5.92)	(6.12)	—	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%
Year Ended December 31, 2001	$22.56	(0.18)	(5.45)	(5.63)	—	—	—	$16.93	(24.96)%		3.58%	2.95%	(1.02)%	$468	1,143%
Industrials UltraSector ProFund
January 1, 2006 through July 31, 2006	$35.74	(0.07)	(0.63)	(0.70)	—	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)	0.55 (e)	0.28	—	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.41)	5.87 (e)	5.46	—	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)
Internet UltraSector ProFund(g)
January 1, 2006 through July 31, 2006	$82.26	0.55	(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)	7.51 (e)	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)	34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)	(35.67)	(36.47)	—	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%
Year Ended December 31, 2001	$270.50	(1.53)	(206.60)	(208.13)	—	—	—	$62.37	(76.94)%		4.59%	2.95%	(2.24)%	$1,014	1,742%
Mobile Telecommunications UltraSector ProFund(h)
January 1, 2006 through July 31, 2006	$18.39	(0.09)	(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)	4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)	(26.21)	(26.32)	—	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%
Year Ended December 31, 2001	$56.80	(0.78)	(23.33)	(24.11)	—	—	—	$32.69	(42.45)%		4.34%	2.95%	(1.37)%	$101	2,512%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. See accompanying notes to the financial statements.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c )
Oil & Gas UltraSector ProFund
January 1, 2006 through July 31, 2006	$31.01	(0.03)	7.36		7.33	—	—	—	—	$38.34	23.64	%(e)	2.42%	2.42%	(0.20)%	$19,980	230	%(e)
Year Ended December 31, 2005	$21.43	(0.15)	9.73		9.58	—	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)	6.93		6.75	—	(0.45)	—	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)	3.75		3.61	—	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)	(3.92)		(4.13)	—	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Year Ended December 31, 2001	$20.72	(0.09)	(4.98)		(5.07)	—	—	—	—	$15.65	(24.47)%		3.75%	2.95%	(0.47)%	$335	1,610%
Oil Equipment, Services & Distribution UltraSector ProFund
June 5, 2006 through July 31, 2006(f)	$30.00	(0.06)	(0.33	)(d)	(0.39)	—	—	—	—	$29.61	(1.30	)%(e)	3.85%	2.95%	(1.31)%	$959	160	%(e)
Pharmaceuticals UltraSector ProFund
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81		0.84	—	—	—	—	$9.48	9.72	%(e)	2.61%	2.49%	0.58%	$4,720	339	%(e)
Year Ended December 31, 2005	$9.39	0.03	(0.78)		(0.75)	—	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)		(1.89)	—	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90		0.74	—	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)		(5.75)	—	—	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%
Year Ended December 31, 2001	$23.13	(0.07)	(6.77)		(6.84)	—	—	—	—	$16.29	(29.57)%		3.33%	2.95%	(0.40)%	$440	1,469%
Precious Metals UltraSector ProFund
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56		3.26	—	—	—	—	$43.36	8.13	%(e)	2.36%	2.36%	2.59%	$71,638	—	(e)
Year Ended December 31, 2005	$29.28	0.26	10.56		10.82	—	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)		(6.35)	—	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39		12.96	—	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.18)	(7.15)		(7.33)	—	—	—	—	$22.67	(24.43	)%(e)	3.25%	2.94%	(1.44)%	$1,790	—	(e)
Real Estate UltraSector ProFund
January 1, 2006 through July 31, 2006	$39.06	0.91	7.44		8.35	—	—	—	—	$47.41	21.38	%(e)	2.70%	2.58%	3.54%	$7,652	678	%(e)
Year Ended December 31, 2005	$37.28	(0.15)	2.69	(d)	2.54	(0.76)	—	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36	10.68	(d)	11.04	(0.24)	—	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40	8.35		8.75	(1.20)	—	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)	(1.44)		(1.47)	(0.88)	—	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%	(0.11)%	$72	4,862%
Year Ended December 31, 2001	$21.73	0.42	1.25		1.67	(1.28)	—	(0.37)	(1.65)	$21.75	7.79%		2.99%	2.95%	1.81%	$788	2,461%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method. .
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Semiconductor UltraSector ProFund(d)
January 1, 2006 through July 31, 2006	$19.66	(0.08)	(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(f)	2.58%	2.58%	(0.77)%	$1,526	504	%(f)
Year Ended December 31, 2005	$17.86	(0.25)	2.05 (e)	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)	(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)	16.84	16.32	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)	(26.38)	(26.95)	—	—	—	$11.33	(70.40)%		3.34%	2.91%	(2.33)%	$418	1,926%
Year Ended December 31, 2001	$58.00	(0.87)	(18.85)	(19.72)	—	—	—	$38.28	(34.00)%		3.89%	2.95%	(2.01)%	$999	1,439%
Technology UltraSector ProFund(d)
January 1, 2006 through July 31, 2006	$25.64	(0.15)	(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(f)	2.66%	2.58%	(1.00)%	$523	170	%(f)
Year Ended December 31, 2005	$25.88	(0.36)	0.12 (e)	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)	11.56	11.05	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)	(20.63)	(21.13)	—	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%
Year Ended December 31, 2001	$76.50	(0.86)	(38.71)	(39.57)	—	—	—	$36.93	(51.73)%		3.88%	2.95%	(1.87)%	$575	1,177%
Telecommunications UltraSector ProFund(g)
January 1, 2006 through July 31, 2006	$17.21	0.26	3.96	4.22	—	—	—	$21.43	24.52	%(f)	2.63%	2.58%	2.08%	$1,945	593	%(f)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30	(0.36)	(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)	(20.08)	(20.34)	—	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%
Year Ended December 31, 2001	$50.80	2.06	(15.77)	(13.71)	—	—	—	$37.09	(26.99)%		4.71%	2.95%	4.13%	$165	2,713%
Utilities UltraSector ProFund
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04	2.13	—	—	—	$21.18	11.12	%(f)	2.61%	2.61%	0.74%	$12,292	261	%(f)
Year Ended December 31, 2005	$16.34	0.16	2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05	3.79	3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01	2.78	2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	— (h)	(5.99)	(5.99)	(0.13)	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%
Year Ended December 31, 2001	$28.02	0.10	(12.17)	(12.07)	—	—	—	$15.95	(43.08)%		6.52%	2.95%	0.44%	$664	3,101%
Short Oil & Gas ProFund
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)	(4.46)	—	—	—	$24.25	(15.53	)%(f)	2.38%	2.38%	2.57%	$5,632	—	(f)
September 12, 2005 through December 31, 2005(i)	$30.00	0.10	0.62 (e)	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(f)	2.92%	2.92%	1.00%	$1,380	—	(f)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Amount is less than $0.0005.
(i)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c )
Short Precious Metals ProFund
January 9, 2006 through July 31, 2006(d)	$30.00	0.36	(2.43)		(2.07)	—	—	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%	2.23%	$4,607	—	(e)
Short Real Estate ProFund
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)		(3.80)	—	—	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%	2.48%	$7,493	—	(e)
September 12, 2005 through December 31, 2005(d)	$30.00	0.13	(0.05)		0.08	(0.05)	—	—	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—	(e)
U.S. Government Plus ProFund
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)		(3.62)	(0.46)	—	—	(0.46)	$29.34	(10.85	)%(e)	2.21%	2.19%	2.69%	$8,963	924	%(e)
Year Ended December 31, 2005	$31.52	0.60	1.93		2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81		2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)		(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(d)	$30.00	(0.14)	4.99		4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	%(e)	2.92%	2.69%	(0.61)%	$9,215	836	%(e)
Rising Rates Opportunity 10 ProFund
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29		1.68	—	—	—	—	$31.45	5.64	%(e)	2.46%	2.46%	2.18%	$839	—	(e)
January 10, 2005 through December 31, 2005(d)	$30.00	0.14	(0.37	)(f)	(0.23)	—	—	—	—	$29.77	(0.77	)%(e)	2.74%	2.74%	0.49%	$1,205	—	(e)
Rising Rates Opportunity ProFund
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34		2.62	—	—	—	—	$21.37	13.97	%(e)	2.43%	2.43%	2.26%	$38,900	—	(e)
Year Ended December 31, 2005	$20.63	0.13	(1.87)		(1.74)	(0.14)	—	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)		(2.74)	—	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)		(1.13)	—	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
May 1, 2002 through December 31, 2002(d)	$30.00	(0.27)	(5.23)		(5.50)	—	—	—	—	$24.50	(18.33	)%(e)	2.94%	2.94%	(1.56)%	$1,956	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method. .
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising U.S. Dollar ProFund
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)	(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.30	2.61	2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—	(d)
Falling U.S. Dollar ProFund
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—	(d)
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—	(d)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Not annualized for periods less than one year.
(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

July 31, 2006

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is “non-diversified” as such term is defined in the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

The Board of Trustees on July 10, 2006 voted to change the fiscal year end of the ProFunds from December 31 to July 31. As a result, the financial statements reflect the operations of the ProFunds for the seven-month period ending July 31, 2006.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reported period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counter-party to a repurchase agreement with the ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity ProFund and Rising Rates Opportunity 10 ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of July 31, 2006, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of July 31, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid as indicated on the Schedules of Portfolio Investments.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

Securities Transactions and Related Income

During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gain or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 57 active ProFunds included in this report, ProFund Advisors LLC serves as the investment advisor for each of the additional 43 active ProFunds in the ProFunds Trust not included in this report and each of the five active funds in the Access One Trust. Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap, UltraShort Dow 30 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax year end of October 31st. The remaining ProFunds have a calendar tax year end.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact on the financial statements.

Other

Included in the Statements of Operations under the caption “Custody fees” are expense offsets arising from credits on cash balances maintained on deposit. The expense offsets are reflected on the Statements of Operations as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement the ProFunds (excluding OTC ProFund, UltraJapan ProFund, Ultrashort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The OTC ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds’ Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, BISYS receives an annual fee based on the ProFunds and Access One aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. The Administrator voluntarily waived fees during the period as reflected on the Statement of Operations as “Less Expenses reduced by the Administrator”. These fees are not available to be recouped in subsequent years.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

Under a Distribution and Service Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period January 1, 2006 through July 31, 2006, the Advisor, as an Authorized Firm, was reimbursed $451,697 for expenses incurred under the Plan in aggregate relating to the Trust. During the year ended December 31, 2005, the Advisor, as an Authorized Firm was reimbursed $323,497 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust for the period January 1, 2006 through July 31, 2006. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust for the year ended December 31, 2005. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period listed below in order to limit the annual operating expenses as follows:

	For the seven month period ended July 31, 2006		For the year ended December 31, 2005
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
OTC ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.68%	2.68%
Mid-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%	1.68%	2.68%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%	1.95%	2.95%

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

	For the seven month period ended July 31, 2006		For the year ended December 31, 2005
	Investor Class	Service Class	Investor Class	Service Class
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraOTC ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	—	—
UltraEmerging Markets ProFund	1.95%	2.95%	—	—
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Short OTC ProFund	1.95%	2.95%	1.95%	2.95%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.58%	2.58%	1.68%	2.68%
UltraShort Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Dow 30 ProFund	1.58%	2.58%	1.95%	2.95%
UltraShort OTC ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort International ProFund	1.95%	2.95%	—	—
UltraShort Emerging Markets ProFund	1.95%	2.95%	—	—
UltraShort Japan ProFund	1.95%	2.95%	—	—
Banks UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Basic Materials UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Biotechnology UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Consumer Goods UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Consumer Services UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Financials UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Health Care UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Industrials UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	—	—
Pharmaceuticals UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.58%	2.58%	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Telecommunications UltraSector ProFund	1.58%	2.58%	1.68%	2.68%
Utilities UltraSector ProFund	1.95%	2.95%	1.68%	2.68%
Short Oil & Gas ProFund	1.95%	2.95%	1.95%	2.95%
Short Precious Metals ProFund	1.95%	2.95%	—	—
Short Real Estate ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.58%	2.58%	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. As of July 31, 2006, the recoupments that may potentially be made to the Advisor are as follows:

	Expires 12/31/06	Expires 12/31/07	Expires 12/31/08	Expires 12/31/09
Mid-Cap Growth ProFund	$13,816	$—	$—	$—
Large-Cap Growth ProFund	—	—	—	1,105
UltraInternational ProFund	—	—	—	8,350
UltraShort Mid-Cap ProFund	—	—	5,959	2,226
UltraShort Dow 30 ProFund	—	5,287	—	—
UltraShort Japan ProFund	—	—	—	11,527
Banks UltraSector ProFund	$36,518	$—	$29,580	$18,806
Basic Materials UltraSector ProFund	14,154	—	—	—
Consumer Goods UltraSector ProFund	—	22,830	38,102	20,511
Consumer Services UltraSector ProFund	—	37,439	47,195	23,838
Financials UltraSector ProFund	17,346	—	14,841	—
Health Care UltraSector ProFund	37,216	1,924	—	15,785
Industrials UltraSector ProFund	—	—	50,970	24,286
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	4,427
Pharmaceuticals UltraSector ProFund	11,723	—	—	11,859
Real Estate UltraSector ProFund	—	—	—	26,921
Technology UltraSector ProFund	15,830	—	10,526	7,297
Telecommunications UltraSector ProFund	25,088	—	29,278	3,663
Utilities UltraSector ProFund	16,827	—	—	—

During the period ended July 31, 2006, the Advisor voluntarily waived additional fees of $19,500 for the Mid-Cap ProFund. These fees are not available to be recouped in subsequent years.

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the periods listed below were as follows:

	For the seven month period ended July 31, 2006		For the year ended December 31, 2005
	Purchases	Sales	Purchases	Sales
Bull ProFund	$199,802,833	$236,913,267	$313,346,056	$332,039,843
Mid-Cap ProFund	197,973,213	290,095,856	364,671,753	364,610,083
Small-Cap ProFund	36,702,288	138,258,967	312,918,347	341,922,092
OTC ProFund	143,276,030	182,353,072	373,581,822	441,578,741
Large-Cap Value ProFund	317,911,320	176,481,710	223,383,332	246,866,858
Large-Cap Growth ProFund	35,888,452	44,467,603	234,604,796	233,086,322
Mid-Cap Value ProFund	120,805,396	136,477,402	463,707,101	521,288,744
Mid-Cap Growth ProFund	119,827,668	165,759,004	323,723,869	300,910,385
Small-Cap Value ProFund	199,420,213	212,242,383	333,464,364	486,176,021
Small-Cap Growth ProFund	109,490,888	129,251,235	318,182,172	432,857,630
Europe 30 ProFund	191,549,609	226,959,198	180,849,369	181,132,467
UltraBull ProFund	585,585,109	587,386,354	909,646,705	931,407,109
UltraMid-Cap ProFund	255,843,807	289,388,183	394,462,054	381,809,741
UltraSmall-Cap ProFund	38,083,060	48,250,141	531,398,554	669,137,827
UltraDow 30 ProFund	290,899,953	298,669,427	113,655,463	131,051,748
UltraOTC ProFund	430,264,709	524,497,465	555,619,144	679,784,877
Banks UltraSector ProFund	38,478,689	37,977,129	32,287,438	35,962,555
Basic Materials UltraSector ProFund	79,010,400	101,627,739	106,340,462	79,419,015
Biotechnology UltraSector ProFund	63,981,185	81,353,106	191,516,959	178,079,891
Consumer Goods UltraSector ProFund	18,609,838	17,394,013	22,017,953	25,620,019
Consumer Services UltraSector ProFund	8,196,492	7,538,138	12,887,355	14,364,020
Financials UltraSector ProFund	19,463,230	55,887,194	87,051,034	52,571,555
Health Care UltraSector ProFund	24,635,120	24,888,631	106,140,885	102,220,598

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

	For the seven month period ended July 31, 2006		For the year ended December 31, 2005
	Purchases	Sales	Purchases	Sales
Industrials UltraSector ProFund	$22,153,030	$22,062,226	$10,954,829	$11,166,635
Internet UltraSector ProFund	59,745,682	86,761,969	197,321,653	245,277,399
Mobile Telecommunications UltraSector ProFund	42,491,637	52,046,717	135,390,921	178,041,842
Oil & Gas UltraSector ProFund	301,411,037	285,951,240	399,189,042	357,950,939
Oil Equipment, Services & Distribution UltraSector ProFund	8,069,789	3,854,889	—	—
Pharmaceuticals UltraSector ProFund	52,190,221	43,845,245	57,840,886	56,870,341
Real Estate UltraSector ProFund	264,455,311	206,584,050	292,291,738	323,157,970
Semiconductor UltraSector ProFund	94,516,108	103,760,022	173,355,139	176,430,290
Technology UltraSector ProFund	20,169,051	27,980,001	65,318,911	.62,198,140
Telecommunications UltraSector ProFund	54,696,389	49,563,737	28,997,793	33,985,975
Utilities UltraSector ProFund	110,044,655	72,271,424	223,751,546	209,738,960

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the periods listed below were as follows:

	For the seven month period ended July 31, 2006		For the year ended December 31, 2005
	Purchases	Sales	Purchases	Sales
U.S. Government Plus ProFund	$457,982,381	$458,646,985	$898,354,043	$861,193,112

5.	Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

6.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total
December 31 tax year end ProFunds:
Bull ProFund	$—	$—	$3,687,291	$1,992,681	$16,069,051	$5,754,932	$—	$27,503,955
Europe 30 ProFund	—	—	1,300,689	367,681	150,951	—	—	1,819,321
UltraBull ProFund	—	—	31,055,400	40,128,771	—	—	—	71,184,171
UltraOTC ProFund	—	46,352,706	816,164,498	463,333,932	100,222,717	—	26,502,881	1,452,576,734
Bear ProFund	—	—	—	—	17,600,174	5,859,240	2,519,310	25,978,724
UltraBear ProFund	—	9,179,616	—	—	71,819,337	30,366,959	20,852,796	132,218,708
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	54,766,192	21,312,254	297,875,355

October 31 tax year end ProFunds:
OTC ProFund	—	—	—	—	—	—	2,965,060	2,965,060
Large-Cap Value ProFund	—	—	—	—	4,158,749	—	—	4,158,749
Large-Cap Growth ProFund	—	—	—	—	—	220,453	720,797	941,250
Mid-Cap Growth ProFund	—	—	—	—	—	578,729	—	578,729
UltraMid-Cap ProFund	—	—	9,811,863	9,759,870	4,387,266	2,891,942	—	26,850,941
UltraSmall-Cap ProFund	—	—	—	13,556,168	—	—	—	13,556,168
UltraDow 30 ProFund	—	—	—	—	—	1,534,118	—	1,534,118
Short Small-Cap ProFund	—	—	—	—	23,029,868	13,609,742	5,119,102	41,758,712
Short OTC ProFund	—	—	—	202,576	12,957,772	11,685,825	2,037,409	26,883,582
UltraShort Mid-Cap ProFund	—	—	—	—	—	2,198,641	2,995,645	5,194,286
UltraShort Small-Cap ProFund	—	—	—	—	—	27,408,893	27,792,042	55,200,935
UltraShort Dow 30 ProFund	—	—	—	—	—	324,693	1,295,907	1,620,600
Banks UltraSector ProFund	—	—	—	—	—	312,241	—	312,241
Basic Materials UltraSector ProFund	—	—	43,782	3,176,290	201,408	239,714	3,325,467	6,986,661
Biotechnology UltraSector ProFund	—	—	3,994,061	5,470,800	663,988	1,378,292	—	11,507,141
Consumer Goods UltraSector ProFund	—	—	—	—	—	288,908	—	288,908
Consumer Services UltraSector ProFund	—	—	—	—	—	145,749	—	145,749
Financials UltraSector ProFund	—	2,513,967	5,060,053	404,797	868,632	1,141,098	246,857	10,235,404
Health Care UltraSector ProFund	—	—	655,554	5,272,420	577,068	938,752	—	7,443,794
Industrials UltraSector ProFund	—	—	—	—	—	3,835,326	—	3,835,326

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total
Internet UltraSector ProFund	$—	$—	$—	$1,881,473	$—	$6,572,961	$—	$8,454,434
Pharmaceuticals UltraSector ProFund	—	1,785,536	1,213,236	1,731,479	2,203,059	1,307,698	481,679	8,722,687
Real Estate UltraSector ProFund	—	—	—	1,545,131	—	8,924,281	—	10,469,412
Semiconductor UltraSector ProFund	—	—	1,714,066	3,163,744	—	12,540,443	3,424,745	20,842,998
Technology UltraSector ProFund	—	—	4,614,661	3,453,943	—	1,316,092	—	9,384,696
Telecommunications UltraSector ProFund	—	—	2,778,513	355,821	1,612,185	—	—	4,746,519
Short Real Estate ProFund	—	—	—	—	—	—	588,969	588,969
Rising Rates Opportunity ProFund	—	—	—	—	—	69,372,045	71,359,904	140,731,949
Falling U.S. Dollar ProFund	—	—	—	—	—	—	1,459,798	1,459,798

The tax character of dividends paid to shareholders during the applicable tax year ended in 2005, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
December 31, 2005
Bull ProFund	$336,264	$—	$336,264	$—	$336,264
Europe 30 ProFund	37,142	—	37,142	—	37,142
UltraBull ProFund	378,511	—	378,511	—	378,511
Bear ProFund	560,268	—	560,268	20,207	580,475
UltraBear ProFund	2,014,007	—	2,014,007	34,179	2,048,186
UltraShort OTC ProFund	3,350,593	—	3,350,593	594,485	3,945,078

October 31, 2005
Small-Cap ProFund	1,170,701	268,425	1,439,126	—	1,439,126
Large-Cap Value ProFund	55,256	—	55,256	—	55,256
Small-Cap Value ProFund	501,168	201,499	702,667	—	702,667
UltraDow 30 ProFund	61,879	—	61,879	—	61,879
Banks UltraSector ProFund	67,636	—	67,636	—	67,636
Consumer Goods UltraSector ProFund	21,733	—	21,733	—	21,733
Financials UltraSector ProFund	5,823	—	5,823	—	5,823
Oil & Gas UltraSector ProFund	1,132,443	4,434	1,136,877	—	1,136,877
Real Estate UltraSector ProFund	390,461	—	390,461	—	390,461
Technology UltraSector ProFund	60,017	—	60,017	—	60,017
Telecommunications UltraSector ProFund	62,836	—	62,836	—	62,836
Utilities UltraSector ProFund	137,668	—	137,668	—	137,668
U.S. Government Plus ProFund	2,914,897	—	2,914,897	—	2,914,897

The tax character of dividends paid to shareholders during the applicable tax year ended in 2004, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
December 31, 2004
Bull ProFund	$300,069	$—	$300,069	$—	$300,069
Europe 30 ProFund	16,536	—	16,536	—	16,536
UltraBull ProFund	563,893	—	563,893	—	563,893

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
October 31, 2004
Mid-Cap ProFund	$—	$215,757	$215,757	$—	$215,757
Small-Cap ProFund	3,506,151	6,412,346	9,918,497	—	9,918,497
OTC ProFund	2,423,887	626,221	3,050,108	—	3,050,108
Large-Cap Value ProFund	33,053	—	33,053	—	33,053
Large-Cap Growth ProFund	83,874	79,789	163,663	—	163,663
Mid-Cap Value ProFund	9,660	—	9,660	—	9,660
Small-Cap Value ProFund	221,457	—	221,457	—	221,457
Small-Cap Growth ProFund	43,979	—	43,979	—	43,979
UltraDow 30 ProFund	20,858	—	20,858	—	20,858
Banks UltraSector ProFund	5,078	—	5,078	—	5,078
Basic Materials UltraSector ProFund	5,995	—	5,995	16,320	22,315
Real Estate UltraSector ProFund	1,105,955	—	1,105,955	218,993	1,324,948
Telecommunications UltraSector ProFund	51,424	—	51,424	—	51,424
Utilities UltraSector ProFund	59,905	—	59,905	—	59,905
U.S. Government Plus ProFund	777,630	—	777,630	—	777,630

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2005
Bull ProFund	$7,066	$—	$—	$(27,503,955)	$(1,726,984)	$(29,223,873)
Europe 30 ProFund	758	—	—	(1,943,737)	132,501	(1,810,478)
UltraBull ProFund	139,985	—	—	(71,184,172)	(19,255,437)	(90,299,624)
UltraOTC ProFund	—	—	—	(1,462,691,110)	(189,181,208)	(1,651,872,318)
UltraJapan ProFund	22,393,166	69,160,238	—	(1,252,032)	(27,595)	90,273,777
Bear ProFund	—	—	—	(28,322,600)	139,987	(28,182,613)
UltraBear ProFund	—	—	—	(143,341,066)	432,134	(142,908,932)
UltraShort OTC ProFund	—	—	—	(320,607,962)	3,723,539	(316,884,423)

October 31, 2005
Mid-Cap ProFund	74,494	771,219	—	—	5,887,688	6,733,401
Small-Cap ProFund	—	—	—	—	(521,119)	(521,119)
OTC ProFund	189,487	—	—	(2,965,060)	2,653,838	(121,735)
Large-Cap Value ProFund	80,837	—	—	(4,158,749)	1,387,136	(2,690,776)
Large-Cap Growth ProFund	—	—	—	(941,250)	(193,715)	(1,134,965)
Mid-Cap Value ProFund	1,267,210	237,651	—	—	2,305,823	3,810,684
Mid-Cap Growth ProFund	—	—	—	(578,729)	343,757	(234,972)
Small-Cap Value ProFund	—	—	—	—	(1,724,708)	(1,724,708)
Small-Cap Growth ProFund	—	—	—	—	1,529,152	1,529,152
UltraMid-Cap ProFund	—	—	—	(26,850,941)	5,666,288	(21,184,653)
UltraSmall-Cap ProFund	880,880	—	—	(13,556,168)	395,196	(12,280,092)
UltraDow 30 ProFund	168,989	—	—	(1,534,118)	1,256,744	(108,385)
Short Small-Cap ProFund	441,362	—	—	(41,758,712)	(1,790,683)	(43,108,033)
Short OTC ProFund	283,091	—	—	(26,883,582)	(190,114)	(26,790,605)
UltraShort Mid-Cap ProFund	99,336	—	—	(5,194,286)	(763,578)	(5,858,528)
UltraShort Small-Cap ProFund	1,740,362	—	—	(55,200,935)	(12,989,864)	(66,450,437)
UltraShort Dow 30 ProFund	146,767	—	—	(1,620,600)	(686,736)	(2,160,569)
Banks UltraSector ProFund	34,610	—	—	(312,241)	155,469	(122,162)

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Basic Materials UltraSector ProFund	$50,078	$—	$—	$(6,986,661)	$(64,380)	$(7,000,963)
Biotechnology UltraSector ProFund	—	—	—	(11,507,141)	2,499,469	(9,007,672)
Consumer Goods UltraSector ProFund	18,250	—	—	(288,908)	(25,121)	(295,779)
Consumer Services UltraSector ProFund	—	—	—	(145,749)	(83,310)	(229,059)
Financials UltraSector ProFund	52,897	—	—	(10,235,404)	305,782	(9,876,725)
Health Care UltraSector ProFund	—	—	—	(7,443,794)	84,872	(7,358,922)
Industrials UltraSector ProFund	—	—	—	(3,835,326)	(44,141)	(3,879,467)
Internet UltraSector ProFund	—	—	—	(8,454,434)	5,096,367	(3,358,067)
Mobile Telecommunications UltraSector ProFund	339,541	107,197	—	—	407,855	854,593
Oil & Gas UltraSector ProFund	4,434	(4,434)	—	—	20,185,928	20,185,928
Pharmaceuticals UltraSector ProFund	101,258	—	—	(8,722,687)	(1,738,320)	(10,359,749)
Precious Metals UltraSector ProFund	—	—	—	—	(72,859)	(72,859)
Real Estate UltraSector ProFund	292,622	—	—	(10,469,412)	911,642	(9,265,148)
Semiconductor UltraSector ProFund	—	—	—	(20,842,998)	(4,904,895)	(25,747,893)
Technology UltraSector ProFund	50,743	—	—	(9,384,696)	(539,740)	(9,873,693)
Telecommunications UltraSector ProFund	91,817	—	—	(4,746,519)	(165,493)	(4,820,195)
Utilities UltraSector ProFund	—	—	—	—	3,358,002	3,358,002
Short Oil & Gas ProFund	452,926	—	—	—	(675,550)	(222,624)
Short Real Estate ProFund	60,215	—	—	(588,969)	(856,972)	(1,385,726)
U.S. Government Plus ProFund	—	—	(87,682)	—	(1,354,886)	(1,442,568)
Rising Rates Opportunity 10 ProFund	50,014	—	—	—	322,372	372,386
Rising Rates Opportunity ProFund	7,369,996	—	—	(140,731,949)	16,688,512	(116,673,441)
Rising U.S. Dollar ProFund	441,013	31,112	—	—	—	472,125
Falling U.S. Dollar ProFund	168,106	—	—	(1,459,798)	110,999	(1,180,693)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax years.

At July 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$72,028,069	$412,066	$(251,375)	$160,691
Mid-Cap ProFund	9,135,118	468,660	(29,049)	439,611

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2006

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small-Cap ProFund	$20,547,328	$1,574,855	$(215,372)	$1,359,483
OTC ProFund	17,500,490	755,551	(55,776)	699,775
Large-Cap Value ProFund	178,638,337	4,033,994	(1,544,273)	2,489,721
Large-Cap Growth ProFund	13,132,983	23,451	(203,975)	(180,524)
Mid-Cap Value ProFund	22,084,862	584,652	(156,255)	428,397
Mid-Cap Growth ProFund	6,790,807	1,206,051	(91,383)	1,114,668
Small-Cap Value ProFund	13,577,411	74,450	(113,903)	(39,453)
Small-Cap Growth ProFund	8,614,987	2,783,911	(184,705)	2,599,206
Europe 30 ProFund	16,818,860	684,837	(27,877)	656,960
UltraBull ProFund	171,885,610	—	(16,077,180)	(16,077,180)
UltraMid-Cap ProFund	87,545,178	6,052,013	(498,266)	5,553,747
UltraSmall-Cap ProFund	161,490,029	9,046,082	(7,451,069)	1,595,013
UltraDow 30 ProFund	23,062,807	1,264,870	(36,159)	1,228,711
UltraOTC ProFund	455,993,551	—	(188,770,764)	(188,770,764)
UltraInternational ProFund	7,975,000	—	—	—
UltraEmerging Markets ProFund	76,955,000	—	—	—
UltraJapan ProFund	194,932,499	476,694	(113,655)	363,039
Bear ProFund	58,210,550	1,576	(3,151)	(1,575)
Short Small-Cap ProFund	53,682,474	—	(1,149)	(1,149)
Short OTC ProFund	112,553,850	6,511	(8,221)	(1,710)
UltraBear ProFund	136,841,300	21,227	(30,877)	(9,650)
UltraShort Mid-Cap ProFund	33,806,518	—	(3,735)	(3,735)
UltraShort Small-Cap ProFund	295,287,600	27,918	(38,218)	(10,300)
UltraShort Dow 30 ProFund	16,076,033	—	(6,358)	(6,358)
UltraShort OTC ProFund	220,846,350	109,400	(116,810)	(7,410)
UltraShort International ProFund	26,229,000	—	—	—
UltraShort Emerging Markets ProFund	41,524,000	—	—	—
UltraShort Japan ProFund	5,885,220	6,113	(9,547)	(3,434)
Banks UltraSector ProFund	7,123,991	315,640	(7,480)	308,160
Basic Materials UltraSector ProFund	14,468,496	837,102	(141,227)	695,875
Biotechnology UltraSector ProFund	24,561,681	2,499,439	(53,240)	2,446,199
Consumer Goods UltraSector Profund	3,192,606	—	(60,454)	(60,454)
Consumer Services UltraSector ProFund	1,223,284	—	(83,052)	(83,052)
Financials UltraSector ProFund	6,549,637	579,050	(10,721)	568,329
Health Care UltraSector ProFund	18,481,856	642,067	(114,660)	527,407
Industrials UltraSector ProFund	2,546,129	—	(56,964)	(56,964)
Internet UltraSector ProFund	15,078,602	3,488,256	(140,986)	3,347,270
Mobile Telecommunications UltraSector ProFund	10,886,871	174,516	(98,609)	75,907
Oil & Gas UltraSector ProFund	129,601,934	32,094,367	(64,784)	32,029,583
Oil Equipment, Services & Distribution UltraSector ProFund	5,165,812	132,626	(22,189)	110,437
Pharmaceuticals UltraSector ProFund	30,314,695	—	(427,953)	(427,953)
Precious Metals UltraSector ProFund	202,517,000	—	—	—
Real Estate UltraSector ProFund	88,649,844	2,014,145	(255,007)	1,759,138
Semiconductor UltraSector ProFund	16,765,206	—	(2,791,908)	(2,791,908)
Technology UltraSector ProFund	7,006,277	—	(488,683)	(488,683)
Telecommunications UltraSector ProFund	9,692,039	—	(39,414)	(39,414)
Utilities UltraSector ProFund	88,859,050	4,074,852	(121,244)	3,953,608
Short Oil & Gas ProFund	33,346,000	—	—	—
Short Precious Metals ProFund	33,666,000	—	—	—
Short Real Estate ProFund	107,816,000	—	—	—
U.S. Government Plus ProFund	66,616,680	552,226	—	552,226
Rising Rates Opportunity 10 ProFund	12,999,855	—	(345)	(345)
Rising Rates Opportunity ProFund	396,798,275	—	(2,760)	(2,760)
Rising U.S. Dollar ProFund	28,661,000	—	—	—
Falling U.S. Dollar ProFund	76,933,000	—	—	—

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the ProFunds:

We have audited the accompanying statements of assets and liabilities of the ProFunds (the Funds) (comprising the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2006, and the related statements of operations, statements of changes in net assets, and financial highlights for the fiscal period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations, statements of changes in net assets and financial highlights presented herein for each of the respective periods ended December 31, 2005 were audited by another registered public accounting firm whose report dated February 27, 2006 expressed an unqualified opinion on those statements of operations, statements of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the ProFunds at July 31, 2006, the results of their operations, the changes in their net assets, and their financial highlights for the fiscal period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

September 11, 2006

Other Information (unaudited)

On March 14, 2006, the Board of Trustees of ProFunds (the “Trust”), upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain PricewaterhouseCoopers LLP (“PWC”) and approved a change of the Trust’s independent auditors to Ernst & Young LLP (“E&Y”) for each fund of the Trust that is offered to retail investors (the “Public ProFunds”). For the fiscal years ended December 31, 2005 and December 31, 2004, PWC served as the Trust’s independent auditor with respect to the Public ProFunds. During the Public ProFunds’ fiscal years ended December 31, 2005 and December 31, 2004, PWC’s audit reports concerning the Public ProFunds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal years ended December 31, 2005 and December 31, 2004, and through March 14, 2006, there were no disagreements between the Public ProFunds and PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PWC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

Trustees and Officers of ProFunds

(unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to present); Managing Director (March 1993 to April 2004)	ProFunds (100) Access One Trust (5)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProFunds (100) Access One Trust (5)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	ProFunds (100) Access One Trust (5)	None

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Trustees and Officers of ProFunds (continued)

(unaudited)

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present).

Steven G. Cravath 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/59	Chief Legal Officer and Secretary	Indefinite; June 2006 to present	General Counsel of the Advisor (June 2006 to present); Partner, Morrison & Foerster (1992 to June 2006).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Calvert Group, Ltd.; Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002).

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Assistant Secretary	Indefinite; April 2006 to present	Assistant Vice President, ProFund Advisors LLC (December 2002 to present); Not employed, November 2002; Vice President, FBR National Bank & Trust (May 2000 through October 2002); Vice President and Secretary of FBR Fund for Government Investors, FBR Fund for Tax-Free Investors, Inc., FBR American Gas Index Fund, Inc., and The FBR Rushmore Fund, Inc. (October 1995 through October 2002).

Karl W. Saur 100 Summer Street Suite 1500 Boston, MA 02110 Birth Date: 2/61	Assistant Secretary	Indefinite; April 2006 to present	BISYS Fund Services, Senior Counsel (May 2005 to present); Putnam Retail Management, Vice President and Compliance Manager, Communications (July 1997 to March 2004).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services, Vice President of Financial Services (April 2002 to present); KPMG LLP, Senior Manager (August 1993 to March 2002).

Trustees and Officers of ProFunds (continued)

(unaudited)

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Danko 3435 Stelzer Road Columbus, OH 43219 Birth Date: 4/67	Vice President	Indefinite; August 1999 to September 20, 2006*	BISYS Fund Services, Director of Client Services (February 1997 to present).

*	Mr. Danko resigned his position with the Trust effective September 20, 2006.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

07/06

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	2005 $940,000
2006 $409,700

The fees for 2005 relate to the audit of the registrant’s annual financial statements paid to PricewaterhouseCoopers LLP. The fees for 2006 relate to the audit of the registrant’s annual financial statements paid to Ernst & Young LLP for only the Funds included in this report under Item 1.

(b)	2005 $15,700
2006 $6,000

The fees for 2005 relate to the review of the semi-annual report to shareholders and the review of post-effective registration statements paid to PricewaterhouseCoopers LLP. The fees for 2006 relate to the review of post-effective registration statements paid to Ernst & Young LLP.

(c)	2005 $290,000
2006 $233,700

Fees for 2005 relate to the preparation of the registrant’s tax returns paid to PricewaterhouseCoopers LLP. Fees for 2006 relate to the preparation of the registrant’s tax returns paid to Ernst & Young LLP for only the Funds included in this report under Item 1.

(d)	2005 $0
2006 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2) 2005 0%

2006 0%

(f) Not applicable.

(g)	2005 $305,700
2006 $239,700

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

July 31, 2006

	Shares	Value
Common Stocks (96.1%)
3M Co. (Miscellaneous Manufacturing)	4,384	$308,634
Abbott Laboratories (Pharmaceuticals)	8,928	426,491
ACE, Ltd. (Insurance)	1,888	97,289
ADC Telecommunications, Inc. * (Telecommunications)	672	8,219
Adobe Systems, Inc. * (Software)	3,488	99,443
Advanced Micro Devices, Inc. * (Semiconductors)	2,752	53,361
Aetna, Inc. (Healthcare - Services)	3,296	103,791
Affiliated Computer Services, Inc. - Class A * (Computers)	672	34,225
AFLAC, Inc. (Insurance)	2,880	127,123
Agilent Technologies, Inc. * (Electronics)	2,400	68,256
Air Products & Chemicals, Inc. (Chemicals)	1,280	81,830
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	448	21,836
Alcoa, Inc. (Mining)	5,024	150,469
Allegheny Energy, Inc. * (Electric)	960	39,408
Allegheny Technologies, Inc. (Iron/Steel)	480	30,667
Allergan, Inc. (Pharmaceuticals)	864	93,182
Allied Waste Industries, Inc. * (Environmental Control)	1,408	14,305
Allstate Corp. (Insurance)	3,712	210,916
Alltel Corp. (Telecommunications)	2,240	123,581
Altera Corp. * (Semiconductors)	2,048	35,451
Altria Group, Inc. (Agriculture)	12,192	974,995
Amazon.com, Inc. * (Internet)	1,760	47,326
Ambac Financial Group, Inc. (Insurance)	608	50,531
Ameren Corp. (Electric)	1,216	62,624
American Electric Power, Inc. (Electric)	2,304	83,220
American Express Co. (Diversified Financial Services)	7,168	373,166
American International Group, Inc. (Insurance)	15,104	916,360
American Power Conversion Corp. (Electrical Components & Equipment)	960	16,205
American Standard Cos. (Building Materials)	1,024	39,557
Ameriprise Financial, Inc. (Diversified Financial Services)	1,440	64,224
AmerisourceBergen Corp. (Pharmaceuticals)	1,216	52,288
Amgen, Inc. * (Biotechnology)	6,944	484,275
AmSouth Bancorp (Banks)	2,016	57,779
Anadarko Petroleum Corp. (Oil & Gas)	2,560	117,094
Analog Devices, Inc. (Semiconductors)	2,080	67,246
Andrew Corp. * (Telecommunications)	928	7,842
Anheuser-Busch Cos., Inc. (Beverages)	4,512	217,253
AON Corp. (Insurance)	1,792	61,340
Apache Corp. (Oil & Gas)	1,856	130,792
Apartment Investment and Management Co. - Class A (REIT)	576	27,700
Apollo Group, Inc. - Class A * (Commercial Services)	800	37,856
Apple Computer, Inc. * (Computers)	4,864	330,557
Applera Corp. - Applied Biosystems Group (Electronics)	1,088	34,979
Applied Materials, Inc. (Semiconductors)	8,992	141,534
Archer-Daniels-Midland Co. (Agriculture)	3,776	166,144
Archstone-Smith Trust (REIT)	1,248	65,483
Ashland, Inc. (Chemicals)	416	27,668
AT&T, Inc. (Telecommunications)	22,432	672,735
Autodesk, Inc. * (Software)	1,312	44,752
Automatic Data Processing, Inc. (Software)	3,360	147,034
AutoNation, Inc. * (Retail)	864	17,021
AutoZone, Inc. * (Retail)	320	28,118
Avaya, Inc. * (Telecommunications)	2,368	21,928
Avery Dennison Corp. (Household Products/Wares)	608	35,647
Avon Products, Inc. (Cosmetics/Personal Care)	2,656	76,997
Baker Hughes, Inc. (Oil & Gas Services)	1,888	150,946
Ball Corp. (Packaging & Containers)	608	23,287
Bank of America Corp. (Banks)	26,176	1,348,848
Bank of New York Co., Inc. (Banks)	4,448	149,497
Bard (C.R.), Inc. (Healthcare - Products)	608	43,150
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	608	30,254
Bausch & Lomb, Inc. (Healthcare - Products)	320	15,136
Baxter International, Inc. (Healthcare - Products)	3,776	158,592
BB&T Corp. (Banks)	3,168	133,024
Bear Stearns Cos., Inc. (Diversified Financial Services)	672	95,337
Becton, Dickinson & Co. (Healthcare - Products)	1,440	94,925
Bed Bath & Beyond, Inc. * (Retail)	1,600	53,568
BellSouth Corp. (Telecommunications)	10,464	409,875
Bemis Co., Inc. (Packaging & Containers)	608	18,666
Best Buy Co., Inc. (Retail)	2,368	107,365
Big Lots, Inc. * (Retail)	640	10,342
Biogen Idec, Inc. * (Biotechnology)	2,016	84,914
Biomet, Inc. (Healthcare - Products)	1,440	47,434
BJ Services Co. (Oil & Gas Services)	1,792	64,996
Black & Decker Corp. (Hand/Machine Tools)	416	29,332
BMC Software, Inc. * (Software)	1,216	28,479
Boeing Co. (Aerospace/Defense)	4,544	351,796
Boston Properties, Inc. (REIT)	544	53,421
Boston Scientific Corp. * (Healthcare - Products)	6,976	118,662
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,360	272,299
Broadcom Corp. - Class A * (Semiconductors)	2,560	61,414
Brown-Forman Corp. (Beverages)	480	35,256
Brunswick Corp. (Leisure Time)	544	16,086
Burlington Northern Santa Fe Corp. (Transportation)	2,016	138,923
CA, Inc. (Software)	2,624	54,999
Campbell Soup Co. (Food)	1,088	39,908
Capital One Financial Corp. (Diversified Financial Services)	1,760	136,136
Cardinal Health, Inc. (Pharmaceuticals)	2,496	167,232
Caremark Rx, Inc. (Pharmaceuticals)	2,592	136,858
Carnival Corp. (Leisure Time)	2,528	98,491
Caterpillar, Inc. (Machinery - Construction & Mining)	3,744	265,337
CBS Corp. - Class B (Media)	4,480	122,886
CenterPoint Energy, Inc. (Electric)	1,792	24,622
Centex Corp. (Home Builders)	672	31,792
CenturyTel, Inc. (Telecommunications)	672	25,919
Chesapeake Energy Corp. (Oil & Gas)	2,176	71,590
ChevronTexaco Corp. (Oil & Gas)	12,704	835,669
Chubb Corp. (Insurance)	2,368	119,395
CIENA Corp. * (Telecommunications)	3,264	11,848
CIGNA Corp. (Insurance)	704	64,240
Cincinnati Financial Corp. (Insurance)	1,024	48,292
Cintas Corp. (Textiles)	800	28,240
Circuit City Stores, Inc. (Retail)	832	20,384
Cisco Systems, Inc. * (Telecommunications)	34,880	622,607
CIT Group, Inc. (Diversified Financial Services)	1,120	51,419
Citigroup, Inc. (Diversified Financial Services)	28,768	1,389,781
Citizens Communications Co. (Telecommunications)	1,888	24,223
Citrix Systems, Inc. * (Software)	1,024	32,532
Clear Channel Communications, Inc. (Media)	2,944	85,229
Clorox Co. (Household Products/Wares)	896	53,706
CMS Energy Corp. * (Electric)	1,280	17,933
Coach, Inc. * (Apparel)	2,144	61,554
Coca-Cola Co. (Beverages)	12,000	534,000
Coca-Cola Enterprises, Inc. (Beverages)	1,760	37,770
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,040	180,333
Comcast Corp. - Special Class A * (Media)	12,352	424,661
Comerica, Inc. (Banks)	928	54,334
Commerce Bancorp, Inc. (Banks)	1,056	35,872
Compass Bancshares, Inc. (Banks)	736	43,380
Computer Sciences Corp. * (Computers)	1,088	57,000
Compuware Corp. * (Software)	2,144	14,987
Comverse Technology, Inc. * (Telecommunications)	1,152	22,326
ConAgra Foods, Inc. (Food)	3,040	65,360
ConocoPhillips (Oil & Gas)	9,376	643,569
CONSOL Energy, Inc. (Coal)	1,120	46,099
Consolidated Edison, Inc. (Electric)	1,440	67,493
Constellation Brands, Inc. * (Beverages)	1,152	28,178
Constellation Energy Group, Inc. (Electric)	1,056	61,153
Convergys Corp. * (Commercial Services)	800	15,264
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	544	46,871
Corning, Inc. * (Telecommunications)	8,640	164,765
Costco Wholesale Corp. (Retail)	2,720	143,507
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,488	124,975
Coventry Health Care, Inc. * (Healthcare - Services)	960	50,592
CSX Corp. (Transportation)	1,248	75,729
Cummins, Inc. (Machinery-Diversified)	256	29,952
CVS Corp. (Retail)	4,704	153,915
D.R. Horton, Inc. (Home Builders)	1,536	32,916
Danaher Corp. (Miscellaneous Manufacturing)	1,344	87,629
Darden Restaurants, Inc. (Retail)	736	24,877
Dean Foods Co. * (Food)	800	30,024
Deere & Co. (Machinery-Diversified)	1,344	97,534
Dell, Inc. * (Computers)	13,472	292,073
Devon Energy Corp. (Oil & Gas)	2,464	159,273
Dillards, Inc. - Class A (Retail)	352	10,571
Dollar General Corp. (Retail)	1,824	24,478
Dominion Resources, Inc. (Electric)	2,016	158,216
Dover Corp. (Miscellaneous Manufacturing)	1,184	55,814
Dow Jones & Co., Inc. (Media)	352	12,334
DTE Energy Co. (Electric)	1,056	44,690
Du Pont (Chemicals)	5,344	211,944
Duke Energy Corp. (Electric)	7,104	215,392
Dynegy, Inc. - Class A * (Pipelines)	2,080	11,710
E*TRADE Financial Corp. * (Diversified Financial Services)	2,272	52,960
Eastman Chemical Co. (Chemicals)	480	23,822
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,600	35,600
Eaton Corp. (Miscellaneous Manufacturing)	864	55,382
eBay, Inc. * (Internet)	6,784	163,291
Ecolab, Inc. (Chemicals)	1,056	45,482
Edison International (Electric)	1,856	76,801
El Paso Corp. (Pipelines)	4,000	64,000
Electronic Arts, Inc. * (Software)	1,760	82,914
Electronic Data Systems Corp. (Computers)	3,008	71,891
Eli Lilly & Co. (Pharmaceuticals)	6,560	372,411
Embarq Corp. * (Telecommunications)	864	39,096
EMC Corp. * (Computers)	13,792	139,989
Emerson Electric Co. (Electrical Components & Equipment)	2,400	189,408
Entergy Corp. (Electric)	1,216	93,754
EOG Resources, Inc. (Oil & Gas)	1,376	102,030
Equifax, Inc. (Commercial Services)	736	23,758
Equity Office Properties Trust (REIT)	2,144	81,279
Equity Residential Properties Trust (REIT)	1,696	78,881
Exelon Corp. (Electric)	3,904	226,041
Express Scripts, Inc. * (Pharmaceuticals)	832	64,089
Exxon Mobil Corp. (Oil & Gas)	34,848	2,360,603
Family Dollar Stores, Inc. (Retail)	864	19,630
Fannie Mae (Diversified Financial Services)	5,600	268,296
Federated Department Stores, Inc. (Retail)	3,104	108,981
Federated Investors, Inc. - Class B (Diversified Financial Services)	480	14,885
FedEx Corp. (Transportation)	1,728	180,938
Fifth Third Bancorp (Banks)	3,168	120,828
First Data Corp. (Software)	4,416	180,394
First Horizon National Corp. (Banks)	704	29,498
FirstEnergy Corp. (Electric)	1,920	107,520
Fiserv, Inc. * (Software)	1,024	44,708
Fisher Scientific International, Inc. * (Electronics)	736	54,545
Fluor Corp. (Engineering & Construction)	480	42,158
Ford Motor Co. (Auto Manufacturers)	10,784	71,929
Forest Laboratories, Inc. * (Pharmaceuticals)	1,856	85,951
Fortune Brands, Inc. (Household Products/Wares)	832	60,337
FPL Group, Inc. (Electric)	2,368	102,156
Franklin Resources, Inc. (Diversified Financial Services)	864	79,013
Freddie Mac (Diversified Financial Services)	4,064	235,143
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,024	55,869
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,272	64,797
Gannett Co., Inc. (Media)	1,376	71,717
General Dynamics Corp. (Aerospace/Defense)	2,336	156,559
General Electric Co. (Miscellaneous Manufacturing)	60,896	1,990,689
General Mills, Inc. (Food)	2,112	109,614
General Motors Corp. (Auto Manufacturers)	3,296	106,230
Genuine Parts Co. (Distribution/Wholesale)	1,024	42,640
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,080	71,344
Genzyme Corp. * (Biotechnology)	1,472	100,508
Gilead Sciences, Inc. * (Pharmaceuticals)	2,592	159,356
Golden West Financial Corp. (Savings & Loans)	1,472	108,428
Goodrich Corp. (Aerospace/Defense)	704	28,420
Google, Inc. - Class A * (Internet)	1,184	457,735
H & R Block, Inc. (Commercial Services)	1,920	43,680
Halliburton Co. (Oil & Gas Services)	5,824	194,289
Harley-Davidson, Inc. (Leisure Time)	1,568	89,376
Harman International Industries, Inc. (Home Furnishings)	384	30,797
Harrah’s Entertainment, Inc. (Lodging)	1,056	63,476
Hartford Financial Services Group, Inc. (Insurance)	1,760	149,318
Hasbro, Inc. (Toys/Games/Hobbies)	1,024	19,149
HCA, Inc. (Healthcare - Services)	2,368	116,411
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,376	28,015
Heinz (H.J.) Co. (Food)	1,952	81,925
Hercules, Inc. * (Chemicals)	640	8,896
Hess Corp. (Oil & Gas)	1,376	72,790
Hewlett-Packard Co. (Computers)	15,552	496,265
Hilton Hotels Corp. (Lodging)	1,856	44,414
Home Depot, Inc. (Retail)	11,968	415,409
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,768	184,522
Hospira, Inc. * (Pharmaceuticals)	896	39,146
Humana, Inc. * (Healthcare - Services)	960	53,693
Huntington Bancshares, Inc. (Banks)	1,408	34,285
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,368	108,289
IMS Health, Inc. (Software)	1,184	32,489
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,856	66,445
Intel Corp. (Semiconductors)	33,536	603,649
International Business Machines Corp. (Computers)	9,024	698,549
International Flavors & Fragrances, Inc. (Chemicals)	448	16,576
International Game Technology (Entertainment)	1,952	75,464
International Paper Co. (Forest Products & Paper)	2,848	97,772
Interpublic Group of Cos., Inc. * (Advertising)	2,592	21,228
Intuit, Inc. * (Software)	1,920	59,270
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,088	54,998
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,344	84,618
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,160	919,699
Jabil Circuit, Inc. (Electronics)	992	22,915
Janus Capital Group, Inc. (Diversified Financial Services)	1,184	19,169
JDS Uniphase Corp. * (Telecommunications)	9,504	20,244
Johnson & Johnson (Healthcare - Products)	17,376	1,086,868
Johnson Controls, Inc. (Auto Parts & Equipment)	1,120	85,971
Jones Apparel Group, Inc. (Apparel)	672	19,891
Juniper Networks, Inc. * (Telecommunications)	3,200	43,040
KB Home (Home Builders)	416	17,688
Kellogg Co. (Food)	1,408	67,823
Kerr-McGee Corp. (Oil & Gas)	1,280	89,856
KeyCorp (Banks)	2,336	86,198
KeySpan Corp. (Gas)	1,024	41,236
Kimberly-Clark Corp. (Household Products/Wares)	2,688	164,102
Kimco Realty Corp. (REIT)	1,216	47,716
Kinder Morgan, Inc. (Pipelines)	608	62,016
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,408	23,964
KLA -Tencor Corp. (Semiconductors)	1,120	47,253
Kohls Corp. * (Retail)	1,952	110,542
Kroger Co. (Food)	4,256	97,590
L-3 Communications Holdings, Inc. (Aerospace/Defense)	704	51,850
Laboratory Corp. of America Holdings * (Healthcare - Services)	736	47,413
Legg Mason, Inc. (Diversified Financial Services)	736	61,434
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,024	23,368
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,008	195,370
Lennar Corp. - Class A (Home Builders)	800	35,785
Lexmark International, Inc. - Class A * (Computers)	608	32,862
Limited, Inc. (Retail)	1,984	49,917
Lincoln National Corp. (Insurance)	1,664	94,316
Linear Technology Corp. (Semiconductors)	1,760	56,936
Liz Claiborne, Inc. (Apparel)	608	21,493
Lockheed Martin Corp. (Aerospace/Defense)	2,048	163,185
Loews Corp. (Insurance)	2,304	85,386
Louisiana-Pacific Corp. (Forest Products & Paper)	608	12,160
Lowe’s Cos., Inc. (Retail)	9,024	255,830
LSI Logic Corp. * (Semiconductors)	2,272	18,630
Lucent Technologies, Inc. * (Telecommunications)	25,088	53,437
M&T Bank Corp. (Banks)	448	54,620
Manor Care, Inc. (Healthcare - Services)	448	22,422
Marathon Oil Corp. (Oil & Gas)	2,048	185,631
Marriott International, Inc. - Class A (Lodging)	1,888	66,420
Marsh & McLennan Cos., Inc. (Insurance)	3,200	86,496
Marshall & Ilsley Corp. (Banks)	1,312	61,625
Masco Corp. (Building Materials)	2,272	60,730
Mattel, Inc. (Toys/Games/Hobbies)	2,240	40,409
Maxim Integrated Products, Inc. (Semiconductors)	1,824	53,589
MBIA, Inc. (Insurance)	768	45,166
McCormick & Co., Inc. (Food)	768	26,926
McDonald’s Corp. (Retail)	7,232	255,940
McGraw-Hill Cos., Inc. (Media)	2,080	117,104
McKesson Corp. (Commercial Services)	1,760	88,686
MeadWestvaco Corp. (Forest Products & Paper)	1,024	26,747
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,760	104,421
MedImmune, Inc. * (Biotechnology)	1,408	35,735
Medtronic, Inc. (Healthcare - Products)	7,104	358,893
Mellon Financial Corp. (Banks)	2,368	82,880
Merck & Co., Inc. (Pharmaceuticals)	12,544	505,147
Meredith Corp. (Media)	256	12,091
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,630	482,797
MetLife, Inc. (Insurance)	4,352	226,304
MGIC Investment Corp. (Insurance)	512	29,138
Micron Technology, Inc. * (Semiconductors)	4,128	64,356
Microsoft Corp. (Software)	51,264	1,231,873
Millipore Corp. * (Biotechnology)	320	20,048
Molex, Inc. (Electrical Components & Equipment)	800	25,376
Molson Coors Brewing Co. - Class B (Beverages)	320	22,864
Monsanto Co. (Agriculture)	3,136	134,817
Monster Worldwide, Inc. * (Internet)	704	28,160
Moody’s Corp. (Commercial Services)	1,408	77,271
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,112	406,448
Motorola, Inc. (Telecommunications)	14,432	328,472
Murphy Oil Corp. (Oil & Gas)	960	49,402
Mylan Laboratories, Inc. (Pharmaceuticals)	1,216	26,703
Nabors Industries, Ltd. * (Oil & Gas)	1,760	62,163
National City Corp. (Banks)	3,136	112,896
National Semiconductor Corp. (Semiconductors)	1,920	44,659
National-Oilwell Varco, Inc. * (Oil & Gas Services)	992	66,504
Navistar International Corp. * (Auto Manufacturers)	352	7,871
NCR Corp. * (Computers)	1,056	33,940
Network Appliance, Inc. * (Computers)	2,112	62,705
Newell Rubbermaid, Inc. (Housewares)	1,600	42,176
Newmont Mining Corp. (Mining)	2,560	131,149
News Corp. - Class A (Media)	13,536	260,433
NICOR, Inc. (Gas)	256	11,218
NIKE, Inc. - Class B (Apparel)	1,088	85,952
NiSource, Inc. (Electric)	1,568	35,672
Noble Corp. (Oil & Gas)	768	55,104
Nordstrom, Inc. (Retail)	1,216	41,709
Norfolk Southern Corp. (Transportation)	2,400	104,208
North Fork Bancorp, Inc. (Banks)	2,720	77,058
Northern Trust Corp. (Banks)	1,056	60,298
Northrop Grumman Corp. (Aerospace/Defense)	2,016	133,439
Novell, Inc. * (Software)	2,016	13,084
Novellus Systems, Inc. * (Semiconductors)	736	18,628
Nucor Corp. (Iron/Steel)	1,728	91,878
NVIDIA Corp. * (Semiconductors)	1,920	42,490
Occidental Petroleum Corp. (Oil & Gas)	2,432	262,048
Office Depot, Inc. * (Retail)	1,632	58,834
OfficeMax, Inc. (Retail)	416	17,102
Omnicom Group, Inc. (Advertising)	992	87,802
Oracle Corp. * (Software)	22,080	330,538
PACCAR, Inc. (Auto Manufacturers)	960	77,520
Pactiv Corp. * (Packaging & Containers)	832	20,392
Pall Corp. (Miscellaneous Manufacturing)	704	18,360
Parametric Technology Corp. * (Software)	640	9,894
Parker Hannifin Corp. (Miscellaneous Manufacturing)	672	48,545
Patterson Cos., Inc. * (Healthcare - Products)	832	27,672
Paychex, Inc. (Commercial Services)	1,920	65,626
Peoples Energy Corp. (Gas)	224	9,455
PepsiCo, Inc. (Beverages)	9,696	614,532
PerkinElmer, Inc. (Electronics)	736	13,270
Pfizer, Inc. (Pharmaceuticals)	42,432	1,102,809
PG&E Corp. (Electric)	2,016	84,027
Phelps Dodge Corp. (Mining)	1,152	100,616
Pinnacle West Capital Corp. (Electric)	576	24,774
Pitney Bowes, Inc. (Office/Business Equipment)	1,280	52,890
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,056	35,967
PMC-Sierra, Inc. * (Semiconductors)	1,152	5,887
PNC Financial Services Group (Banks)	1,664	117,878
PPG Industries, Inc. (Chemicals)	960	59,078
PPL Corp. (Electric)	2,208	75,116
Praxair, Inc. (Chemicals)	1,856	101,783
Principal Financial Group, Inc. (Insurance)	1,568	84,672
Procter & Gamble Co. (Cosmetics/Personal Care)	19,328	1,086,234
Progress Energy, Inc. (Electric)	1,472	64,106
Progress Energy, Inc.CVO (Electric)	189	0
Progressive Corp. (Insurance)	4,512	109,145
Prologis (REIT)	1,408	77,933
Prudential Financial, Inc. (Insurance)	2,816	221,450
Public Service Enterprise Group, Inc. (Electric)	1,472	99,257
Public Storage, Inc. (REIT)	480	38,539
Pulte Homes, Inc. (Home Builders)	1,216	34,656
QLogic Corp. * (Semiconductors)	928	16,231
Qualcomm, Inc. (Telecommunications)	9,504	335,111
Quest Diagnostics, Inc. (Healthcare - Services)	960	57,715
Qwest Communications International, Inc. * (Telecommunications)	9,056	72,357
R.R. Donnelley & Sons Co. (Commercial Services)	1,248	36,429
RadioShack Corp. (Retail)	768	12,419
Raytheon Co. (Aerospace/Defense)	2,560	115,379
Regions Financial Corp. (Banks)	2,656	96,386
Reynolds American, Inc. (Agriculture)	480	60,854
Robert Half International, Inc. (Commercial Services)	960	31,066
Rockwell Collins, Inc. (Aerospace/Defense)	960	51,235
Rockwell International Corp. (Machinery-Diversified)	1,024	63,468
Rohm & Haas Co. (Chemicals)	832	38,372
Rowan Cos., Inc. (Oil & Gas)	608	20,593
Ryder System, Inc. (Transportation)	352	17,741
Sabre Holdings Corp. (Leisure Time)	768	15,898
SAFECO Corp. (Insurance)	672	36,100
Safeway, Inc. (Food)	2,624	73,682
SanDisk Corp. * (Computers)	1,088	50,766
Sanmina-SCI Corp. * (Electronics)	2,944	10,186
Sara Lee Corp. (Food)	4,448	75,171
Schering-Plough Corp. (Pharmaceuticals)	8,576	175,293
Schlumberger, Ltd. (Oil & Gas Services)	6,624	442,813
Schwab (Diversified Financial Services)	5,632	89,436
Seagate Technology, Inc. * (a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	480	22,675
Sears Holdings Corp. * (Retail)	576	79,056
Sempra Energy (Gas)	1,504	72,583
Sherwin-Williams Co. (Chemicals)	640	32,384
Sigma-Aldrich Corp. (Chemicals)	384	26,688
Simon Property Group, Inc. (REIT)	1,056	90,319
SLM Corp. (Diversified Financial Services)	2,400	120,720
Snap-on, Inc. (Hand/Machine Tools)	352	14,788
Solectron Corp. * (Electronics)	4,992	15,076
Southern Co. (Electric)	4,320	145,930
Southwest Airlines Co. (Airlines)	4,000	71,960
Sovereign Bancorp, Inc. (Savings & Loans)	2,208	45,573
Sprint Corp. (Telecommunications)	17,152	339,610
St. Jude Medical, Inc. * (Healthcare - Products)	1,952	72,029
St. Paul Cos., Inc. (Insurance)	3,968	181,734
Staples, Inc. (Retail)	4,064	87,864
Starbucks Corp. * (Retail)	4,416	151,292
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,248	65,620
State Street Corp. (Banks)	1,888	113,393
Stryker Corp. (Healthcare - Products)	1,664	75,729
Sun Microsystems, Inc. * (Computers)	19,744	85,886
Sunoco, Inc. (Oil & Gas)	768	53,407
SunTrust Banks, Inc. (Banks)	2,112	166,573
SuperValu, Inc. (Food)	1,184	32,098
Symantec Corp. * (Internet)	5,920	102,830
Symbol Technologies, Inc. (Electronics)	1,472	16,266
Synovus Financial Corp. (Banks)	1,856	52,451
Sysco Corp. (Food)	3,616	99,802
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,472	60,808
Target Corp. (Retail)	4,960	227,763
TECO Energy, Inc. (Electric)	1,216	19,383
Tektronix, Inc. (Electronics)	480	13,090
Tellabs, Inc. * (Telecommunications)	2,528	23,763
Temple-Inland, Inc. (Forest Products & Paper)	640	27,226
Tenet Healthcare Corp. * (Healthcare - Services)	2,752	16,292
Teradyne, Inc. * (Semiconductors)	1,120	14,717
Texas Instruments, Inc. (Semiconductors)	8,832	263,017
Textron, Inc. (Miscellaneous Manufacturing)	736	66,174
The AES Corp. * (Electric)	3,936	78,169
The Dow Chemical Co. (Chemicals)	5,568	192,542
The E.W. Scripps Co. - Class A (Media)	512	21,878
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	704	26,273
The Gap, Inc. (Retail)	3,168	54,965
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,120	476,580
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,024	11,264
The Hershey Co. (Food)	1,024	56,289
The New York Times Co. - Class A (Media)	800	17,736
The Pepsi Bottling Group, Inc. (Beverages)	768	25,536
The Stanley Works (Hand/Machine Tools)	416	18,874
Thermo Electron Corp. * (Electronics)	960	35,530
Tiffany & Co. (Retail)	800	25,272
Time Warner, Inc. (Media)	25,024	412,896
TJX Cos., Inc. (Retail)	2,656	64,727
Torchmark Corp. (Insurance)	576	34,831
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,824	140,868
Tribune Co. (Media)	1,312	38,980
TXU Corp. (Electric)	2,656	170,595
Tyco International, Ltd. (Miscellaneous Manufacturing)	11,744	306,401
Tyson Foods, Inc. - Class A (Food)	1,504	21,282
U.S. Bancorp (Banks)	10,432	333,824
Union Pacific Corp. (Transportation)	1,536	130,560
Unisys Corp. * (Computers)	1,984	10,158
United Parcel Service, Inc. - Class B (Transportation)	6,272	432,203
United States Steel Corp. (Iron/Steel)	608	38,347
United Technologies Corp. (Aerospace/Defense)	5,824	362,195
UnitedHealth Group, Inc. (Healthcare - Services)	7,968	381,110
Univision Communications, Inc. - Class A * (Media)	1,280	42,752
UnumProvident Corp. (Insurance)	1,696	27,526
UST, Inc. (Agriculture)	928	46,910
V. F. Corp. (Apparel)	512	34,724
Valero Energy Corp. (Oil & Gas)	3,456	233,038
VeriSign, Inc. * (Internet)	1,408	25,245
Verizon Communications, Inc. (Telecommunications)	16,896	571,423
Viacom, Inc. - Class B * (Media)	4,224	147,206
Vornado Realty Trust (REIT)	704	73,603
Vulcan Materials Co. (Building Materials)	576	38,575
W.W. Grainger, Inc. (Distribution/Wholesale)	448	27,816
Wachovia Corp. (Banks)	9,312	499,403
Wal-Mart Stores, Inc. (Retail)	14,432	642,224
Walgreen Co. (Retail)	5,920	276,938
Walt Disney Co. (Media)	12,704	377,182
Washington Mutual, Inc. (Savings & Loans)	5,536	247,459
Waste Management, Inc. (Environmental Control)	3,168	108,916
Waters Corp. * (Electronics)	608	24,733
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	576	12,897
Weatherford International, Ltd. * (Oil & Gas Services)	1,920	89,933
WellPoint, Inc. * (Healthcare - Services)	3,648	271,776
Wells Fargo & Co. (Banks)	9,856	712,982
Wendy’s International, Inc. (Retail)	672	40,428
Weyerhaeuser Co. (Forest Products & Paper)	1,408	82,593
Whirlpool Corp. (Home Furnishings)	448	34,581
Whole Foods Market, Inc. (Food)	800	46,008
Williams Cos., Inc. (Pipelines)	3,360	81,480
Windstream Corp. (Telecommunications)	2,624	32,879
Wrigley (Wm.) Jr. Co. (Food)	1,312	60,168
Wyeth (Pharmaceuticals)	7,840	380,005
Xcel Energy, Inc. (Electric)	2,368	47,455
Xerox Corp. * (Office/Business Equipment)	5,312	74,846
Xilinx, Inc. (Semiconductors)	1,952	39,606
XL Capital, Ltd. - Class A (Insurance)	1,056	67,267
XTO Energy, Inc. (Oil & Gas)	2,080	97,739
Yahoo!, Inc. * (Internet)	7,104	192,803
YUM! Brands, Inc. (Retail)	1,568	70,560
Zimmer Holdings, Inc. * (Healthcare - Products)	1,440	91,066
Zions Bancorp (Banks)	608	49,941

TOTAL COMMON STOCKS (Cost $53,247,253)		66,784,796

	Principal Amount
Repurchase Agreements (7.8%)
UBS, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $5,403,780 (Collateralized by $5,642,000 Federal National Mortgage Association, 4.00%, 7/25/08, market value $5,511,340)	$5,403,000	5,403,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,403,000)		5,403,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	964

Total Rights/Warrants (Cost $0)		964

TOTAL INVESTMENT SECURITIES (Cost $58,650,253) - 103.9%		72,188,760
Net other assets (liabilities) - (3.9)%		(2,726,793)

NET ASSETS - 100.0%		$69,461,967

*	Non-income producing security
(a)	Escrowed Security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring September 2006
(Underlying face amount at value $640,625)	10	$10,037
S&P 500 Futures Contract expiring September 2006
(Underlying face amount at value $2,882,250)	9	72,432

Bull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	6.7%
Beverages	2.2%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.6%
Computers	3.5%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.2%
Electric	3.2%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	1.7%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.1%
Mining	0.6%
Miscellaneous Manufacturing	5.0%
Office/Business Equipment	0.2%
Oil & Gas	8.2%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	6.1%
Pipelines	0.3%
Real Estate Investment Trust	0.9%
Retail	5.4%
Savings & Loans	0.6%
Semiconductors	2.5%
Software	3.5%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	3.9%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

Small-Cap ProFund

Schedule of Portfolio Investments

July 31, 2006

	Shares	Value
Common Stocks (72.1%)
3Com Corp. * (Telecommunications)	6,552	$31,056
Aaron Rents, Inc. (Commercial Services)	792	19,119
ABM Industries, Inc. (Commercial Services)	1,080	17,820
Acadia Realty Trust (REIT)	1,008	24,031
Accredited Home Lenders * (Diversified Financial Services)	288	13,055
Actuant Corp. - Class A (Miscellaneous Manufacturing)	648	28,518
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,152	50,376
Axiom Corp. (Software)	1,512	37,014
Adaptec, Inc. * (Telecommunications)	4,320	19,008
ADTRAN, Inc. (Telecommunications)	1,008	22,045
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,080	14,386
Advanta Corp. - Class B (Diversified Financial Services)	576	20,753
Advent Software, Inc. * (Software)	936	29,222
Advisory Board Co. * (Commercial Services)	360	16,679
ADVO, Inc. (Advertising)	576	20,857
Aeroflex, Inc. * (Telecommunications)	1,800	18,252
Aeropostale, Inc. * (Retail)	936	25,937
AGCO Corp. * (Machinery-Diversified)	1,440	33,062
Agile Software Corp. * (Internet)	4,896	28,740
AirTran Holdings, Inc. * (Airlines)	1,584	19,863
Alabama National BanCorp (Banks)	216	14,634
Alaska Air Group, Inc. * (Airlines)	576	21,387
Albany International Corp. - Class A (Machinery-Diversified)	576	20,696
Aleris International, Inc. * (Environmental Control)	648	26,529
Alexandria Real Estate Equities, Inc. (REIT)	360	33,990
Alexion Pharmaceuticals, Inc. * (Biotechnology)	792	27,213
Alkermes, Inc. * (Pharmaceuticals)	2,016	34,594
ALLETE, Inc. (Electric)	360	16,711
Amcore Financial, Inc. (Banks)	576	16,502
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	936	15,332
American Home Mortgage Investment Corp. (REIT)	504	17,600
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,080	19,710
American States Water Co. (Water)	504	19,077
AmSurg Corp. * (Healthcare - Services)	504	11,174
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	1,872	91,353
Analogic Corp. (Electronics)	360	16,466
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	720	21,384
Andrx Group * (Pharmaceuticals)	1,080	25,758
Angelica Corp. (Textiles)	792	13,345
Anixter International, Inc. (Telecommunications)	720	39,694
ANSYS, Inc. * (Software)	792	36,345
Anthracite Capital, Inc. (REIT)	1,008	12,368
Apollo Investment Corp. (Investment Companies)	962	18,547
Applera Corp. - Celera Genomics Group * (Biotechnology)	1,152	15,552
Applied Industrial Technologies, Inc. (Machinery-Diversified)	864	20,148
Applied Micro Circuits Corp. * (Semiconductors)	7,056	18,204
Apria Healthcare Group, Inc. * (Healthcare - Services)	720	12,614
aQuantive, Inc. * (Internet)	1,080	22,140
Aquila, Inc. * (Electric)	4,248	18,861
Arbitron, Inc. (Commercial Services)	576	21,087
Argonaut Group, Inc. * (Insurance)	720	20,995
Arkansas Best Corp. (Transportation)	576	25,592
Armor Holdings, Inc. * (Aerospace/Defense)	576	29,756
Arris Group, Inc. * (Telecommunications)	2,160	23,090
Arrow Financial Corp. (Banks)	792	21,146
ArthroCare Corp. * (Healthcare - Products)	504	22,196
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,152	18,962
Atmel Corp. * (Semiconductors)	8,280	39,662
ATMI, Inc. * (Semiconductors)	720	19,130
Atwood Oceanics, Inc. * (Oil & Gas)	720	33,790
Audiovox Corp. - Class A * (Telecommunications)	1,152	14,435
Aviall, Inc. * (Distribution/Wholesale)	576	27,377
Avista Corp. (Electric)	1,224	30,577
Avocent Corp. * (Internet)	1,080	27,626
Axcelis Technologies, Inc. * (Semiconductors)	2,232	12,343
Aztar Corp. * (Lodging)	576	29,802
Baldor Electric Co. (Hand/Machine Tools)	864	25,574
Bally Technologies, Inc. * (Entertainment)	936	15,407
BancorpSouth, Inc. (Banks)	1,008	27,569
Bandag, Inc. (Auto Parts & Equipment)	432	14,895
Bank Mutual Corp. (Banks)	1,944	23,950
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	1,152	15,990
BankUnited Financial Corp. - Class A (Savings & Loans)	792	23,435
Banner Corp. (Banks)	576	22,458
Banta Corp. (Commercial Services)	576	20,350
Barnes Group, Inc. (Miscellaneous Manufacturing)	864	14,697
BE Aerospace, Inc. * (Aerospace/Defense)	1,008	24,948
BearingPoint, Inc. * (Commercial Services)	2,952	23,616
Belden, Inc. (Electrical Components & Equipment)	1,008	32,709
Benchmark Electronics, Inc. * (Electronics)	1,368	33,283
Berry Petroleum Co. - Class A (Oil & Gas)	720	24,221
Big Lots, Inc. * (Retail)	1,944	31,416
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	288	18,976
BioMed Realty Trust, Inc. (REIT)	720	21,463
Biosite Diagnostics, Inc. * (Healthcare - Products)	360	14,033
Black Box Corp. (Telecommunications)	432	17,760
Black Hills Corp. (Electric)	504	18,058
Blockbuster, Inc. - Class A (Retail)	2,952	12,074
Blyth, Inc. (Household Products/Wares)	432	7,547
Bob Evans Farms, Inc. (Retail)	864	23,795
Boston Private Financial Holdings, Inc. (Banks)	792	19,903
Bowater, Inc. (Forest Products & Paper)	864	17,522
Bowne & Co., Inc. (Commercial Services)	1,296	17,976
Brady Corp. - Class A (Electronics)	720	24,307
Brandywine Realty Trust (REIT)	720	22,781
Briggs & Stratton Corp. (Machinery-Diversified)	936	23,962
Bright Horizons Family Solutions, Inc. * (Commercial Services)	432	16,610
Bristow Group, Inc. * (Transportation)	576	19,521
Brocade Communications Systems, Inc. * (Computers)	4,680	29,297
Brookline Bancorp, Inc. (Savings & Loans)	1,296	16,822
Brooks Automation, Inc. * (Semiconductors)	936	10,567
Brown Shoe Co., Inc. (Retail)	648	20,982
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	648	31,564
Building Materials Holding Corp. (Distribution/Wholesale)	432	9,258
Cabot Microelectronics Corp. * (Chemicals)	432	12,865
Cabot Oil & Gas Corp. (Oil & Gas)	792	41,778
California Water Service Group (Water)	432	15,811
Callaway Golf Co. (Leisure Time)	1,368	17,305
Cambrex Corp. (Biotechnology)	1,152	24,549
CARBO Ceramics, Inc. (Oil & Gas Services)	288	11,200
Carpenter Technology Corp. (Iron/Steel)	432	42,509
Carter’s, Inc. * (Apparel)	576	12,563
Cascade Bancorp (Banks)	864	29,800
Cascade Natural Gas Corp. (Gas)	864	22,395
Casey’s General Stores, Inc. (Retail)	1,296	29,328
Catalina Marketing Corp. (Advertising)	864	25,116
Cathay Bancorp, Inc. (Banks)	792	29,107
CEC Entertainment, Inc. * (Retail)	576	17,009
Centene Corp. * (Healthcare - Services)	720	11,700
Central Garden & Pet Co. * (Household Products/Wares)	432	17,081
Central Pacific Financial Corp. (Banks)	432	15,120
CH Energy Group, Inc. (Electric)	288	14,282
Champion Enterprises, Inc. * (Home Builders)	1,584	10,502
Charming Shoppes, Inc. * (Retail)	2,304	23,754
Chattem, Inc. * (Cosmetics/Personal Care)	432	14,658
Checkpoint Systems, Inc. * (Electronics)	1,296	21,384
Chemed Corp. (Commercial Services)	432	15,889
Chemical Financial Corp. (Banks)	504	15,427
Cheniere Energy, Inc. * (Oil & Gas)	720	25,193
Chiquita Brands International, Inc. (Food)	576	7,741
Chittenden Corp. (Banks)	720	20,318
Ciber, Inc. * (Computers)	2,592	16,848
CIENA Corp. * (Telecommunications)	9,288	33,715
Cimarex Energy Co. (Oil & Gas)	1,224	49,976
Cincinnati Bell, Inc. * (Telecommunications)	5,400	21,654
Citizens Banking Corp. (Banks)	792	20,109
City Holding Co. (Banks)	432	16,740
CKE Restaurants, Inc. (Retail)	1,224	18,850
Clarcor, Inc. (Miscellaneous Manufacturing)	792	22,517
CLECO Corp. (Electric)	936	23,138
Cleveland-Cliffs, Inc. (Iron/Steel)	720	26,028
CMGI, Inc. * (Internet)	7,992	8,312
CNET Networks, Inc. * (Internet)	2,808	23,700
Coca-Cola Bottling Co. Consolidated (Beverages)	432	26,495
Coeur d’Alene Mines Corp. * (Mining)	4,608	22,026
Cognex Corp. (Machinery-Diversified)	936	22,090
Coherent, Inc. * (Electronics)	720	23,083
Coldwater Creek, Inc. * (Retail)	936	18,654
Colonial Properties Trust (REIT)	504	24,157
Columbia Banking System, Inc. (Banks)	792	24,734
Commercial Capital Bancorp, Inc. (Savings & Loans)	864	13,720
Commercial Metals Co. (Metal Fabricate/Hardware)	2,016	45,743
Commercial Net Lease Realty (REIT)	720	15,005
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	360	12,064
Commscope, Inc. * (Telecommunications)	1,224	38,226
Community Bank System, Inc. (Banks)	720	15,235
Comstock Resources, Inc. * (Oil & Gas)	936	27,537
Comtech Telecommunications Corp. * (Telecommunications)	432	11,992
CONMED Corp. * (Healthcare - Products)	576	11,491
Consolidated Graphics, Inc. * (Commercial Services)	504	24,792
Continental Airlines, Inc. - Class B * (Airlines)	936	24,654
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,152	11,508
Corinthian Colleges, Inc. * (Commercial Services)	1,440	19,325
Corn Products International, Inc. (Food)	1,080	35,920
Corporate Office Properties Trust (REIT)	576	25,920
Corrections Corp. of America * (Commercial Services)	720	39,311
Corus Bankshares, Inc. (Banks)	576	13,300
CoStar Group, Inc. * (Commercial Services)	432	18,736
Cousins Properties, Inc. (REIT)	504	16,012
Covanta Holding Corp. * (Energy - Alternate Sources)	720	12,708
Cox Radio, Inc. - Class A * (Media)	1,152	16,877
Crane Co. (Miscellaneous Manufacturing)	864	33,178
Credence Systems Corp. * (Semiconductors)	1,656	4,670
Cross Country Healthcare, Inc. * (Commercial Services)	1,008	18,013
CSG Systems International, Inc. * (Software)	1,080	28,123
CSK Auto Corp. * (Retail)	1,080	13,079
CTS Corp. (Electronics)	1,656	23,863
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,368	31,354
Cumulus Media, Inc. - Class A * (Media)	1,584	15,048
Curtiss-Wright Corp. (Aerospace/Defense)	1,008	29,292
CV Therapeutics, Inc. * (Pharmaceuticals)	864	10,584
CVB Financial Corp. (Banks)	1,224	18,225
Cyberonics, Inc. * (Healthcare - Products)	288	6,172
Cymer, Inc. * (Electronics)	792	30,983
Cypress Semiconductor Corp. * (Semiconductors)	2,304	34,998
Delphi Financial Group, Inc. - Class A (Insurance)	864	32,911
Delta & Pine Land Co. (Agriculture)	648	22,168
Dendrite International, Inc. * (Software)	1,080	9,839
DeVry, Inc. * (Commercial Services)	936	19,750
Digital Insight Corp. * (Internet)	720	16,992
Digital River, Inc. * (Internet)	648	29,056
Digitas, Inc. * (Internet)	1,656	13,662
Dionex Corp. * (Electronics)	432	23,911
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	432	19,336
Doral Financial Corp. (Diversified Financial Services)	1,296	6,636
Dress Barn, Inc. * (Retail)	1,440	31,075
Drew Industries, Inc. * (Building Materials)	864	20,157
DRS Technologies, Inc. (Aerospace/Defense)	432	19,997
DSP Group, Inc. * (Semiconductors)	720	17,251
Duquesne Light Holdings, Inc. (Electric)	936	18,224
Dycom Industries, Inc. * (Engineering & Construction)	864	15,543
Eagle Materials, Inc. - Class A (Building Materials)	1,080	38,837
EarthLink, Inc. * (Internet)	2,304	16,612
EastGroup Properties, Inc. (REIT)	360	16,931
Eclipsys Corp. * (Software)	1,008	19,676
Education Realty Trust, Inc. (REIT)	1,152	18,006
eFunds Corp. * (Software)	936	19,684
EGL, Inc. * (Transportation)	720	31,615
El Paso Electric Co. * (Electric)	936	20,517
Electronics for Imaging, Inc. * (Computers)	936	18,888
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	792	13,369
ElkCorp (Building Materials)	432	10,774
EMCOR Group, Inc. * (Engineering & Construction)	864	44,513
Emmis Communications Corp. * (Media)	936	13,872
Empire District Electric Co. (Electric)	720	16,034
Emulex Corp. * (Semiconductors)	1,368	20,370
Encompass Services Corp. * (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	936	28,511
Energy Partners, Ltd. * (Oil & Gas)	792	14,391
Entegris, Inc. * (Semiconductors)	1,944	18,371
Entercom Communications Corp. (Media)	792	20,077
Entertainment Properties Trust (REIT)	504	21,455
Entravision Communications Corp. * (Media)	2,232	17,365
Enzon, Inc. * (Biotechnology)	2,736	21,915
Epicor Software Corp. * (Software)	1,296	15,189
Equinix, Inc. * (Internet)	360	18,857
Equity Inns, Inc. (REIT)	1,296	20,438
Equity Lifestyle Properties, Inc. (REIT)	432	18,563
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	432	22,762
Esterline Technologies Corp. * (Aerospace/Defense)	504	21,334
Ethan Allen Interiors, Inc. (Home Furnishings)	648	24,183
Euronet Worldwide, Inc. * (Commercial Services)	576	14,636
Exar Corp. * (Semiconductors)	1,800	23,310
Exelixis, Inc. * (Biotechnology)	2,448	21,787
F.N.B. Corp. (Banks)	1,008	16,672
FactSet Research Systems, Inc. (Computers)	648	28,447
Fairchild Semiconductor International, Inc. * (Semiconductors)	2,160	35,338
Federal Signal Corp. (Miscellaneous Manufacturing)	1,152	17,199
FEI Co. * (Electronics)	648	14,113
FelCor Lodging Trust, Inc. (REIT)	864	19,008
Ferro Corp. (Chemicals)	864	13,954
Fidelity Bankshares, Inc. (Savings & Loans)	792	30,492
Filenet Corp. * (Software)	720	22,910
Financial Federal Corp. (Diversified Financial Services)	864	23,216
First BanCorp. (Banks)	648	6,150
First Charter Corp. (Banks)	648	15,280
First Citizens BancShares, Inc. - Class A (Banks)	72	14,916
First Commonwealth Financial Corp. (Banks)	1,080	14,029
First Community Bancorp - Class A (Banks)	360	19,757
First Financial Bancorp (Banks)	792	11,825
First Financial Bankshares, Inc. (Banks)	504	19,338
First Financial Holdings, Inc. (Savings & Loans)	576	18,691
First Industrial Realty Trust, Inc. (REIT)	576	23,201
First Merchants Corp. (Banks)	720	16,841
First Midwest Bancorp, Inc. (Banks)	720	25,704
First Niagara Financial Group, Inc. (Savings & Loans)	1,584	23,174
First Republic Bank (Banks)	360	15,311
FirstFed Financial Corp. * (Savings & Loans)	360	20,322
Fisher Communications, Inc. * (Media)	576	23,322
Florida East Coast Industries, Inc. (Transportation)	504	23,607
Flowers Foods, Inc. (Food)	648	18,455
Flowserve Corp. * (Machinery-Diversified)	864	44,755
Flushing Financial Corp. (Savings & Loans)	936	15,575
FormFactor, Inc. * (Semiconductors)	792	33,953
Forward Air Corp. (Transportation)	504	16,173
Fossil, Inc. * (Household Products/Wares)	936	16,998
Foundry Networks, Inc. * (Telecommunications)	2,664	27,599
Franklin Bank Corp. Houston * (Savings & Loans)	864	16,770
Franklin Electric Co., Inc. (Hand/Machine Tools)	576	27,400
Fremont General Corp. (Banks)	1,224	21,726
Frontier Financial Corp. (Banks)	936	36,159
Frontier Oil Corp. (Oil & Gas)	1,728	60,912
FTI Consulting, Inc. * (Commercial Services)	792	20,790
Fuller (H.B.) Co. (Chemicals)	648	25,907
Furniture Brands International, Inc. (Home Furnishings)	864	17,332
G & K Services, Inc. (Textiles)	504	17,000
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	576	20,938
GameStop Corp. - Class B * (Retail)	792	29,779
Gardner Denver, Inc. * (Machinery-Diversified)	1,152	39,917
Gartner Group, Inc. * (Commercial Services)	1,440	20,506
Gateway, Inc. * (Computers)	5,616	8,986
GATX Corp. (Trucking & Leasing)	648	25,395
Gaylord Entertainment Co. * (Lodging)	792	30,270
Gemstar-TV Guide International, Inc. * (Media)	3,600	10,368
GenCorp, Inc. * (Aerospace/Defense)	936	13,769
General Communication, Inc. - Class A * (Telecommunications)	1,656	19,756
Genesco, Inc. * (Retail)	576	15,592
Genesee & Wyoming, Inc. - Class A * (Transportation)	864	22,732
Genesis Healthcare Corp. * (Healthcare - Services)	288	13,988
Genesis Microchip, Inc. * (Semiconductors)	792	10,692
Georgia Gulf Corp. (Chemicals)	648	16,498
Glacier Bancorp, Inc. (Banks)	720	22,061
Glimcher Realty Trust (REIT)	504	11,920
Global Imaging Systems, Inc. * (Office/Business Equipment)	720	30,442
Gold Kist, Inc. * (Food)	792	11,080
Golden Telecom, Inc. (Telecommunications)	576	14,239
Granite Construction, Inc. (Engineering & Construction)	504	21,919
Greater Bay Bancorp (Banks)	864	24,745
Greif Brothers Corp. - Class A (Packaging & Containers)	432	29,899
Grey Wolf, Inc. * (Oil & Gas)	3,384	25,921
Griffon Corp. * (Miscellaneous Manufacturing)	864	19,544
Group 1 Automotive, Inc. (Retail)	864	52,981
Guitar Center, Inc. * (Retail)	432	18,369
Haemonetics Corp. * (Healthcare - Products)	432	18,952
Hancock Holding Co. (Banks)	504	26,006
Hanover Compressor Co. * (Oil & Gas Services)	1,512	28,728
Harbor Florida Bancshares, Inc. (Savings & Loans)	576	25,471
Harland (John H.) Co. (Household Products/Wares)	792	31,133
Harleysville National Corp. (Banks)	576	12,108
Headwaters, Inc. * (Energy - Alternate Sources)	720	16,661
Healthways, Inc. * (Healthcare - Services)	576	30,943
Heartland Express, Inc. (Transportation)	1,152	17,338
HEICO Corp. (Aerospace/Defense)	936	28,876
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	2,087	81,373
Hercules, Inc. * (Chemicals)	2,088	29,023
Heritage Property Investment Trust (REIT)	360	12,992
Herley Industries, Inc. * (Aerospace/Defense)	1,296	13,906
Hibbett Sporting Goods, Inc. * (Retail)	864	17,073
Highwoods Properties, Inc. (REIT)	720	26,813
Hilb, Rogal, & Hobbs Co. (Insurance)	504	20,412
Holly Corp. (Oil & Gas)	864	43,718
Hologic, Inc. * (Healthcare - Products)	720	32,336
Home Properties, Inc. (REIT)	432	24,097
Horace Mann Educators Corp. (Insurance)	936	15,884
Hot Topic, Inc. * (Retail)	792	11,650
Houston Exploration Co. * (Oil & Gas)	504	32,185
Human Genome Sciences, Inc. * (Biotechnology)	2,304	22,372
Hutchinson Technology, Inc. * (Computers)	432	7,798
Hydril * (Oil & Gas Services)	432	29,925
IBERIABANK Corp. (Banks)	288	16,551
ICOS Corp. * (Biotechnology)	1,368	31,245
IDACORP, Inc. (Electric)	720	26,842
IDT Corp. - Class B * (Telecommunications)	1,224	16,377
IHOP Corp. (Retail)	432	19,639
IKON Office Solutions, Inc. (Office/Business Equipment)	1,872	25,852
Imation Corp. (Computers)	576	23,455
Immucor, Inc. * (Healthcare - Products)	1,080	21,503
IMPAC Mortgage Holdings, Inc. (REIT)	1,008	10,856
Impax Laboratories, Inc. * (Pharmaceuticals)	1,008	4,889
Independent Bank Corp. - Massachusetts (Banks)	576	19,532
Independent Bank Corp. - Michigan (Banks)	576	14,751
Infinity Property & Casualty Corp. (Insurance)	504	20,709
Informatica Corp. * (Software)	1,944	27,158
Infospace, Inc. * (Internet)	576	12,707
Inland Real Estate Corp. (REIT)	936	15,173
Insight Enterprises, Inc. * (Retail)	1,224	20,735
Integra LifeSciences Holdings * (Biotechnology)	576	21,231
Integrated Device Technology, Inc. * (Semiconductors)	2,088	32,301
Interdigital Communications Corp. * (Telecommunications)	936	25,656
Intergraph Corp. * (Computers)	504	17,907
Intermagnetics General Corp. * (Electrical Components & Equipment)	1,080	29,290
Intermec Inc * (Machinery-Diversified)	936	22,838
Internet Security Systems, Inc. * (Internet)	864	19,431
Intuitive Surgical, Inc. * (Healthcare - Products)	576	54,836
Invacare Corp. (Healthcare - Products)	504	10,599
inVentiv Health, Inc. (Advertising)	936	26,115
Investment Technology Group, Inc. * (Diversified Financial Services)	864	43,510
Itron, Inc. * (Electronics)	432	20,105
J2 Global Communications, Inc. * (Internet)	1,008	28,224
Jack Henry & Associates, Inc. (Computers)	1,440	27,173
Jack in the Box, Inc. * (Retail)	720	28,397
Jackson Hewitt Tax Service, Inc. (Commercial Services)	720	24,574
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	1,512	12,701
Jarden Corp. * (Household Products/Wares)	720	20,873
JLG Industries, Inc. (Machinery - Construction & Mining)	1,584	28,670
Jo-Ann Stores, Inc. * (Retail)	576	8,179
Jones Lang LaSalle, Inc. (Real Estate)	504	41,177
Journal Register Co. (Media)	1,368	10,479
K-Swiss, Inc. - Class A (Apparel)	576	16,111
K-V Pharmaceutical Co. * (Pharmaceuticals)	1,008	19,102
Kansas City Southern Industries, Inc. * (Transportation)	1,296	31,907
Kaydon Corp. (Metal Fabricate/Hardware)	792	28,710
Keane, Inc. * (Software)	1,512	21,803
Kellwood Co. (Apparel)	1,008	26,662
Kelly Services, Inc. - Class A (Commercial Services)	1,080	29,236
KEMET Corp. * (Electronics)	2,736	22,900
Kennametal, Inc. (Hand/Machine Tools)	648	34,506
Kenneth Cole Productions, Inc. (Retail)	576	13,876
Keynote Systems, Inc. * (Internet)	1,656	17,504
KFx, Inc. * (Energy - Alternate Sources)	1,080	16,761
Kilroy Realty Corp. (REIT)	432	31,920
Kimball International, Inc. - Class B (Home Furnishings)	1,512	26,868
Kindred Healthcare, Inc. * (Healthcare - Services)	432	11,418
Kirby Corp. * (Transportation)	864	27,743
KNBT Bancorp, Inc. (Savings & Loans)	1,584	25,201
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	2,448	40,490
Knight Transportation, Inc. (Transportation)	1,080	18,533
Komag, Inc. * (Computers)	576	22,067
Kronos, Inc. * (Computers)	576	16,710
Kyphon, Inc. * (Healthcare - Products)	576	19,619
La-Z-Boy, Inc. (Home Furnishings)	1,080	13,770
Labor Ready, Inc. * (Commercial Services)	936	15,266
Laclede Group, Inc. (Gas)	576	19,140
Lakeland Financial Corp. (Banks)	1,440	34,993
Lancaster Colony Corp. (Miscellaneous Manufacturing)	360	13,795
Landauer, Inc. (Commercial Services)	288	13,470
LaSalle Hotel Properties (REIT)	648	26,769
LCA-Vision, Inc. (Healthcare - Products)	360	15,534
Lennox International, Inc. (Building Materials)	864	19,708
Level 3 Communications, Inc. * (Telecommunications)	10,800	42,229
Lexington Corporate Properties Trust (REIT)	864	17,211
LIFE TIME FITNESS, Inc. * (Leisure Time)	504	22,831
Lin TV Corp. - Class A * (Media)	1,224	8,054
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	648	37,183
Littelfuse, Inc. * (Electrical Components & Equipment)	576	19,457
LKQ Corp. * (Distribution/Wholesale)	864	19,354
Lone Star Technologies, Inc. * (Oil & Gas Services)	504	23,738
Longs Drug Stores Corp. (Retail)	576	23,685
Longview Fibre Co. (Forest Products & Paper)	864	18,179
M/I Schottenstein Homes, Inc. (Home Builders)	288	9,279
Macdermid, Inc. (Chemicals)	648	17,515
Macrovision Corp. * (Entertainment)	1,008	19,777
MAF Bancorp, Inc. (Savings & Loans)	432	17,712
Magellan Health Services, Inc. * (Healthcare - Services)	576	27,688
Maguire Properties, Inc. (REIT)	576	21,548
Manhattan Associates, Inc. * (Computers)	936	19,712
Manitowoc Co. (Machinery-Diversified)	1,296	50,881
Martek Biosciences Corp. * (Biotechnology)	504	14,077
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	576	19,780
Maverick Tube Corp. * (Oil & Gas Services)	720	45,929
Maximus, Inc. (Commercial Services)	504	13,679
MB Financial, Inc. (Banks)	576	20,483
Medarex, Inc. * (Pharmaceuticals)	2,160	20,196
Media General, Inc. - Class A (Media)	432	15,738
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	864	23,812
Mentor Corp. (Healthcare - Products)	504	22,408
Mentor Graphics Corp. * (Computers)	1,512	20,835
Mercantile Bank Corp. (Banks)	432	17,712
Mercury Computer Systems, Inc. * (Computers)	576	7,741
Methode Electronics, Inc. - Class A (Electronics)	1,296	10,368
MGE Energy, Inc. (Electric)	432	14,031
MGI Pharma, Inc. * (Pharmaceuticals)	1,224	17,883
Micrel, Inc. * (Semiconductors)	1,944	20,762
Micros Systems, Inc. * (Computers)	648	25,920
Microsemi Corp. * (Semiconductors)	1,152	29,146
MicroStrategy, Inc. - Class A * (Software)	288	23,746
Mid-America Apartment Communities, Inc. (REIT)	360	20,563
Mid-State Bancshares (Banks)	576	15,546
Midas, Inc. * (Commercial Services)	720	12,420
Midwest Banc Holdings, Inc. (Banks)	936	20,414
Mine Safety Appliances Co. (Environmental Control)	504	20,029
Minerals Technologies, Inc. (Chemicals)	360	18,223
Modine Manufacturing Co. (Auto Parts & Equipment)	648	15,273
Monaco Coach Corp. (Home Builders)	864	9,202
Moneygram International, Inc. (Software)	1,368	41,929
Moog, Inc. - Class A * (Aerospace/Defense)	576	19,981
Movie Gallery, Inc. (Retail)	504	2,560
MPS Group, Inc. * (Commercial Services)	2,304	29,929
MTS Systems Corp. (Computers)	432	15,924
Mueller Industries, Inc. (Metal Fabricate/Hardware)	648	23,808
Myriad Genetics, Inc. * (Biotechnology)	1,152	28,362
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,080	5,486
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	648	17,839
National Financial Partners (Diversified Financial Services)	648	29,186
National Penn Bancshares, Inc. (Banks)	936	19,094
National Presto Industries, Inc. (Housewares)	792	42,800
Nationwide Health Properties, Inc. (REIT)	936	22,202
Navigant Consulting Co. * (Commercial Services)	936	17,859
NBT Bancorp, Inc. (Banks)	792	18,755
NBTY, Inc. * (Pharmaceuticals)	864	25,514
NCI Building Systems, Inc. * (Building Materials)	504	23,557
NCO Group, Inc. * (Commercial Services)	792	20,948
Nektar Therapeutics * (Biotechnology)	1,512	24,646
NetBank, Inc. (Internet)	2,088	11,484
NETGEAR, Inc. * (Telecommunications)	720	13,932
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	864	7,992
New Jersey Resources Corp. (Gas)	432	21,570
NewAlliance Bancshares, Inc. (Savings & Loans)	2,376	33,525
Newcastle Investment Corp. (REIT)	648	16,647
Newpark Resources, Inc. * (Oil & Gas Services)	2,088	12,799
NGP Capital Resources Co. (Investment Companies)	1,901	25,702
NICOR, Inc. (Gas)	360	15,775
Nordson Corp. (Machinery-Diversified)	576	26,208
Northwest Natural Gas Co. (Gas)	504	19,137
NorthWestern Corp. (Electric)	504	17,489
Novastar Financial, Inc. (REIT)	360	12,460
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,728	6,739
Nu Skin Enterprises, Inc. (Retail)	936	13,385
Oceaneering International, Inc. * (Oil & Gas Services)	1,584	69,252
Ohio Casualty Corp. (Insurance)	936	24,261
Oil States International, Inc. * (Oil & Gas Services)	864	27,786
Old National Bancorp (Banks)	1,080	20,606
Old Second Bancorp, Inc. (Banks)	576	17,142
Olin Corp. (Chemicals)	1,152	18,467
OM Group, Inc. * (Chemicals)	576	20,229
OMEGA Healthcare Investors, Inc. (REIT)	1,296	17,315
OmniVision Technologies, Inc. * (Semiconductors)	1,224	23,256
ON Semiconductor Corp. * (Semiconductors)	3,096	19,474
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	576	9,049
Openwave Systems, Inc. * (Internet)	1,368	9,015
Orbital Sciences Corp. * (Aerospace/Defense)	1,512	27,080
Otter Tail Power Co. (Electric)	648	19,220
Owens & Minor, Inc. (Distribution/Wholesale)	720	21,751
Oxford Industries, Inc. (Apparel)	432	15,319
P.F. Chang’s China Bistro, Inc. * (Retail)	576	17,412
Pacer International, Inc. (Transportation)	648	19,343
Pacific Capital Bancorp (Banks)	720	21,211
Pacific Sunwear of California, Inc. * (Retail)	1,296	21,617
Palm, Inc. * (Computers)	1,296	19,323
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	648	9,876
Parametric Technology Corp. * (Software)	1,872	28,941
Park Electrochemical Corp. (Electronics)	936	23,054
Park National Corp. (Banks)	216	21,943
Parker Drilling Co. * (Oil & Gas)	2,448	17,772
Partners Trust Financial Group, Inc. (Savings & Loans)	1,296	13,686
Payless ShoeSource, Inc. * (Retail)	1,152	29,814
Pediatrix Medical Group, Inc. * (Healthcare - Services)	720	30,528
Peet’s Coffee & Tea, Inc. * (Beverages)	504	14,298
Penn Virginia Corp. (Oil & Gas)	432	29,488
Pennsylvania REIT	504	19,848
Peoples Energy Corp. (Gas)	432	18,235
Pep Boys-Manny, Moe & Jack (Retail)	1,224	13,195
Performance Food Group Co. * (Food)	648	18,060
Pericom Semiconductor Corp. * (Semiconductors)	2,808	23,587
Perot Systems Corp. - Class A * (Computers)	1,728	23,017
Perrigo Co. (Pharmaceuticals)	1,512	23,950
PETCO Animal Supplies, Inc. * (Retail)	1,008	28,295
Petrohawk Energy Corp. * (Oil & Gas)	4,011	47,009
Pharmion Corp. * (Pharmaceuticals)	648	11,159
PHH Corp. * (Commercial Services)	864	21,609
Phillips-Van Heusen Corp. (Apparel)	720	25,582
Photronics, Inc. * (Semiconductors)	648	9,053
Pier 1 Imports, Inc. (Retail)	1,728	11,750
Pinnacle Entertainment, Inc. * (Entertainment)	1,008	27,650
Plantronics, Inc. (Telecommunications)	936	14,564
Plexus Corp. * (Electronics)	1,440	35,886
PMC-Sierra, Inc. * (Semiconductors)	3,456	17,660
Polycom, Inc. * (Telecommunications)	1,800	39,960
PolyMedica Corp. (Healthcare - Products)	576	22,297
Post Properties, Inc. (REIT)	648	31,110
Potlatch Corp. (Forest Products & Paper)	504	17,443
Power Integrations, Inc. * (Semiconductors)	792	12,593
Powerwave Technologies, Inc. * (Telecommunications)	2,016	16,007
Premiere Global Services, Inc. * (Telecommunications)	1,440	10,555
Price Communications Corp. * (Telecommunications)	1,512	26,248
ProAssurance Corp. * (Insurance)	504	25,054
Progress Software Corp. * (Software)	720	16,294
ProQuest Co. * (Internet)	648	7,672
Prosperity Bancshares, Inc. (Banks)	792	27,855
Provident Bankshares Corp. (Banks)	576	21,180
Provident Financial Services, Inc. (Savings & Loans)	1,152	20,782
Provident New York Bancorp (Savings & Loans)	1,800	24,282
PS Business Parks, Inc. (REIT)	288	17,280
PSS World Medical, Inc. * (Healthcare - Products)	1,224	24,296
Psychiatric Solutions, Inc. * (Healthcare - Services)	720	22,673
Quanex Corp. (Metal Fabricate/Hardware)	648	23,516
Quanta Services, Inc. * (Commercial Services)	1,944	31,026
Quest Software, Inc. * (Software)	1,440	19,685
Radio One, Inc. - Class D * (Media)	1,656	11,890
RAIT Investment Trust (REIT)	576	16,284
Ralcorp Holdings, Inc. * (Food)	504	21,007
Rambus, Inc. * (Semiconductors)	1,440	25,387
RARE Hospitality International, Inc. * (Retail)	720	18,936
RC2 Corp. * (Toys/Games/Hobbies)	504	17,070
Reader’s Digest Association, Inc. (Media)	1,728	23,604
Red Robin Gourmet Burgers, Inc. * (Retail)	288	11,189
Redwood Trust, Inc. (REIT)	288	13,703
Regal-Beloit Corp. (Hand/Machine Tools)	864	34,344
Regis Corp. (Retail)	864	29,100
Reliance Steel & Aluminum Co. (Iron/Steel)	1,296	46,462
Republic Bancorp, Inc. (Banks)	1,296	16,926
Resource America, Inc. - Class A (Holding Companies - Diversified)	504	10,014
Resources Connection, Inc. * (Commercial Services)	792	18,747
RF Micro Devices, Inc. * (Telecommunications)	3,888	23,950
RLI Corp. (Insurance)	432	20,425
Rogers Corp. * (Electronics)	432	24,624
RSA Security, Inc. * (Internet)	1,440	39,714
Ruby Tuesday, Inc. (Retail)	1,080	23,717
Ruddick Corp. (Food)	864	21,151
Russell Corp. (Apparel)	936	16,857
Ryan’s Restaurant Group, Inc. * (Retail)	1,512	23,829
S & T Bancorp, Inc. (Banks)	576	18,012
SafeNet, Inc. * (Telecommunications)	576	9,815
Saga Communications, Inc. * (Media)	1,584	12,038
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	936	9,547
Sanderson Farms, Inc. (Food)	360	9,328
Sandy Spring Bancorp, Inc. (Banks)	576	20,701
Saxon Capital, Inc. (REIT)	720	8,143
ScanSource, Inc. * (Distribution/Wholesale)	720	21,420
Scholastic Corp. * (Media)	648	18,630
School Specialty, Inc. * (Retail)	432	13,824
SEACOR SMIT, Inc. * (Oil & Gas Services)	360	29,286
Seagate Technology (Computers)	2,258	52,385
Select Comfort Corp. * (Retail)	1,080	21,762
Selective Insurance Group, Inc. (Insurance)	432	22,032
Semtech Corp. * (Semiconductors)	1,800	23,220
Senior Housing Properties Trust (REIT)	864	16,062
Sensient Technologies Corp. (Chemicals)	936	18,664
SFBC International, Inc. * (Commercial Services)	360	5,836
Shaw Group, Inc. * (Engineering & Construction)	1,224	25,325
Shuffle Master, Inc. * (Entertainment)	936	27,284
Sierra Pacific Resources * (Electric)	1,872	27,050
Sigmatel, Inc. * (Semiconductors)	648	3,188
Silicon Image, Inc. * (Semiconductors)	1,728	18,282
Silicon Laboratories, Inc. * (Semiconductors)	720	26,582
Simpson Manufacturing Co., Inc. (Building Materials)	720	20,160
Sinclair Broadcast Group, Inc. - Class A (Media)	1,728	14,550
Skyline Corp. (Home Builders)	576	21,779
SkyWest, Inc. (Airlines)	864	20,952
Skyworks Solutions, Inc. * (Semiconductors)	2,808	12,327
Sohu.com, Inc. * (Internet)	576	12,154
SonoSite, Inc. * (Healthcare - Products)	432	13,945
Sonus Networks, Inc. * (Telecommunications)	3,600	16,128
South Jersey Industries, Inc. (Gas)	360	10,681
Sovran Self Storage, Inc. (REIT)	288	14,881
Spherion Corp. * (Commercial Services)	3,312	25,171
Spirit Finance Corp. (REIT)	1,368	15,185
St. Mary Land & Exploration Co. (Oil & Gas)	864	37,152
Stage Stores, Inc. (Retail)	432	12,813
Standex International Corp. (Miscellaneous Manufacturing)	576	15,759
Steel Dynamics, Inc. (Iron/Steel)	720	41,774
STERIS Corp. (Healthcare - Products)	1,008	23,355
Sterling Bancshares, Inc. (Banks)	1,224	23,978
Sterling Financial Corp. - Spokane (Savings & Loans)	1,296	41,434
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,520	13,482
Stewart Information Services Corp. (Insurance)	360	12,377
Stone Energy Corp. * (Oil & Gas)	504	23,562
Strayer Education, Inc. (Commercial Services)	288	31,204
Sun Communities, Inc. (REIT)	432	13,789
Sunrise Assisted Living, Inc. * (Healthcare - Services)	1,008	29,111
Superior Energy Services, Inc. * (Oil & Gas Services)	1,656	56,718
Superior Industries International, Inc. (Auto Parts & Equipment)	576	10,489
SureWest Communications (Telecommunications)	792	13,812
SurModics, Inc. * (Healthcare - Products)	288	10,296
Susquehanna Bancshares, Inc. (Banks)	648	15,669
SVB Financial Group * (Banks)	576	25,816
Swift Energy Co. * (Oil & Gas)	504	24,192
Sycamore Networks, Inc. * (Telecommunications)	5,760	20,966
Symyx Technologies, Inc. * (Chemicals)	648	15,947
Tanger Factory Outlet Centers, Inc. (REIT)	504	16,582
Taubman Centers, Inc. (REIT)	792	32,868
Technitrol, Inc. (Electronics)	1,656	41,037
Tekelec * (Telecommunications)	1,008	10,372
Teledyne Technologies, Inc. * (Aerospace/Defense)	648	24,728
Telik, Inc. * (Biotechnology)	1,368	23,201
Tennant Co. (Machinery-Diversified)	1,008	23,960
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	1,008	23,417
Tessera Technologies, Inc. * (Semiconductors)	720	22,658
TETRA Technologies, Inc. * (Oil & Gas Services)	2,160	61,798
Texas Capital Bancshares, Inc. * (Banks)	864	16,805
Texas Industries, Inc. (Building Materials)	360	17,777
Texas Regional Bancshares, Inc. - Class A (Banks)	720	27,295
The Children’s Place Retail Stores, Inc. * (Retail)	360	20,095
The Finish Line, Inc. - Class A (Retail)	864	10,627
The Genlyte Group, Inc. * (Building Materials)	360	25,038
The Medicines Co. * (Pharmaceuticals)	1,152	24,134
The Nautilus Group, Inc. (Leisure Time)	648	8,139
The Navigators Group, Inc. * (Insurance)	432	18,364
The Phoenix Cos., Inc. (Insurance)	1,800	24,480
The Steak n Shake Co. * (Retail)	1,080	15,962
The Stride Rite Corp. (Apparel)	1,152	14,584
The Topps Co., Inc. (Toys/Games/Hobbies)	2,088	17,059
The Warnaco Group, Inc. * (Apparel)	1,008	17,952
Thor Industries, Inc. (Home Builders)	648	27,759
Thoratec Corp. * (Healthcare - Products)	936	12,917
THQ, Inc. * (Software)	1,080	24,505
Tibco Software, Inc. * (Internet)	3,600	28,656
Tierone Corp. (Savings & Loans)	936	31,843
Todco - Class A (Oil & Gas)	936	35,671
Tootsie Roll Industries, Inc. (Food)	504	13,684
Tractor Supply Co. * (Retail)	504	23,053
Trammell Crow Co. * (Real Estate)	648	22,330
Transaction Systems Architect, Inc. * (Software)	864	31,985
Tredegar Corp. (Miscellaneous Manufacturing)	1,224	19,364
Triarc Cos., Inc. (Retail)	1,008	14,102
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,080	36,094
Triumph Group, Inc. * (Aerospace/Defense)	504	24,187
TrustCo Bank Corp. NY (Banks)	1,440	15,854
Trustmark Corp. (Banks)	720	22,831
Trustreet Properties, Inc. (REIT)	1,008	13,416
Tuesday Morning Corp. (Retail)	504	7,288
Tupperware Corp. (Household Products/Wares)	1,008	17,398
Tween Brands, Inc.	720	26,798
U-Store-It Trust (REIT)	1,008	19,212
UCBH Holdings, Inc. (Banks)	1,512	25,220
UMB Financial Corp. (Banks)	576	19,797
Umpqua Holdings Corp. (Banks)	936	24,420
Unisource Energy Corp. (Electric)	576	19,215
United Auto Group, Inc. (Retail)	1,152	24,641
United Bankshares, Inc. (Banks)	504	17,958
United Community Banks, Inc. (Banks)	648	20,438
United Natural Foods, Inc. * (Food)	720	21,701
United Rentals, Inc. * (Commercial Services)	1,008	28,143
United Stationers, Inc. * (Distribution/Wholesale)	576	28,322
United Surgical Partners International, Inc. * (Healthcare - Services)	576	14,227
United Therapeutics Corp. * (Pharmaceuticals)	360	21,352
Universal Corp. (Agriculture)	432	15,258
URS Corp. * (Engineering & Construction)	720	28,512
USA Mobility, Inc. (Telecommunications)	576	9,936
USEC, Inc. (Mining)	1,440	15,163
UTStarcom, Inc. * (Telecommunications)	1,944	16,155
Vail Resorts, Inc. * (Entertainment)	576	19,912
Valassis Communications, Inc. * (Commercial Services)	864	17,738
ValueClick, Inc. * (Internet)	1,728	24,900
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,152	36,519
Varian, Inc. * (Electronics)	576	25,908
Ventana Medical Systems, Inc. * (Healthcare - Products)	504	23,491
Veritas DGC, Inc. * (Oil & Gas Services)	648	37,111
Vertex Pharmaceuticals, Inc. * (Biotechnology)	1,584	53,097
Viad Corp. (Commercial Services)	864	28,063
Viasys Healthcare, Inc. * (Healthcare - Products)	648	16,692
Visteon Corp. * (Auto Parts & Equipment)	1,944	13,880
W Holding Co., Inc. (Banks)	1,656	8,727
W-H Energy Services, Inc. * (Oil & Gas Services)	792	43,576
Wabash National Corp. (Auto Manufacturers)	720	10,253
Wabtec Corp. (Machinery-Diversified)	1,080	28,685
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,296	28,214
Walter Industries, Inc. (Holding Companies - Diversified)	576	25,782
Washington REIT	648	24,028
Washington Group International, Inc. (Engineering & Construction)	432	23,328
Waste Connections, Inc. * (Environmental Control)	936	34,988
Watsco, Inc. (Distribution/Wholesale)	504	22,337
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,152	37,969
Watts Industries, Inc. - Class A (Electronics)	792	23,071
WCI Communities, Inc. * (Home Builders)	576	9,049
WD-40 Co. (Household Products/Wares)	504	16,435
WebEx Communications, Inc. * (Internet)	720	24,682
Websense, Inc. * (Internet)	1,008	18,900
Werner Enterprises, Inc. (Transportation)	792	14,256
Wesbanco, Inc. (Banks)	504	14,893
WESCO International, Inc. * (Distribution/Wholesale)	576	33,552
West Coast Bancorp (Banks)	792	24,029
West Pharmaceutical Services, Inc. (Healthcare - Products)	648	25,142
Westamerica Bancorp (Banks)	576	27,711
WGL Holdings, Inc. (Gas)	576	17,297
Whiting Petroleum Corp. * (Oil & Gas)	504	23,537
Wind River Systems, Inc. * (Software)	1,512	12,504
Winnebago Industries, Inc. (Home Builders)	648	18,734
Wintrust Financial Corp. (Banks)	576	27,654
Witness Systems, Inc. * (Software)	1,080	17,204
WMS Industries, Inc. * (Leisure Time)	504	13,371
Wolverine World Wide, Inc. (Apparel)	1,080	27,475
Woodward Governor Co. (Electronics)	648	18,993
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,296	26,464
Wright Express Corp. * (Commercial Services)	720	21,564
Wright Medical Group, Inc. * (Healthcare - Products)	576	12,689
Yankee Candle Co., Inc. (Household Products/Wares)	792	19,254
Zale Corp. * (Retail)	864	22,127
Zenith National Insurance Corp. (Insurance)	432	17,271
Zoll Medical Corp. * (Healthcare - Products)	720	25,314

TOTAL COMMON STOCKS (Cost $13,165,734)		16,151,811

	Principal Amount
Repurchase Agreements (25.7%)
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $5,755,831 (Collateralized by $5,991,000 of various Federal National Mortgage Association Securities, 4.00% - 5.28%, 7/25/08 – 2/27/09, market value $5,871,242)	$5,755,000	5,755,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,755,000)		5,755,000

TOTAL INVESTMENT SECURITIES
(Cost $18,920,734) - 97.8%		21,906,811
Net other assets (liabilities) - 2.2%		504,062

NET ASSETS - 100.0%		$22,410,873

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures contract expiring September 2006
(Underlying face amount at value $5,268,000)	15	$(69,068)
Futures Contracts Sold
	Contracts
E-Mini Russell 2000 Futures contract expiring September 2006
(Underlying face amount at value $1,404,800)	20	23,235
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000
Index expiring 8/29/06 (Underlying notional amount at value $1,007,140)	1,438	20,948
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $1,491,156)	2,129	31,023

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	NM
Auto Parts & Equipment	0.6%
Banks	6.3%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.8%
Chemicals	0.9%
Commercial Services	3.7%
Computers	1.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.0%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.7%
Healthcare - Products	2.1%
Healthcare - Services	1.0%
Holding Companies - Diversified	0.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.2%
Internet	2.1%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.3%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	1.6%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office/Business Equipment	0.3%
Oil & Gas	2.9%
Oil & Gas Services	2.5%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Real Estate	0.3%
Real Estate Investment Trust	4.0%
Retail	4.3%
Savings & Loans	2.0%
Semiconductors	2.9%
Software	2.2%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.2%
Other***	27.9%

*** Includes non-equity securities and net other assets (liabilities).

NM Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

UltraBull ProFund

Schedule of Portfolio Investments

July 31, 2006

	Shares	Value
Common Stocks (86.3%)
3M Co. (Miscellaneous Manufacturing)	9,179	$646,202
Abbott Laboratories (Pharmaceuticals)	18,693	892,965
ACE, Ltd. (Insurance)	3,953	203,698
ADC Telecommunications, Inc. * (Telecommunications)	1,407	17,208
Adobe Systems, Inc. * (Software)	7,303	208,209
Advanced Micro Devices, Inc. * (Semiconductors)	5,762	111,725
Aetna, Inc. (Healthcare - Services)	6,901	217,312
Affiliated Computer Services, Inc. - Class A * (Computers)	1,407	71,659
AFLAC, Inc. (Insurance)	6,030	266,164
Agilent Technologies, Inc. * (Electronics)	5,025	142,911
Air Products & Chemicals, Inc. (Chemicals)	2,680	171,332
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	938	45,718
Alcoa, Inc. (Mining)	10,519	315,044
Allegheny Energy, Inc. * (Electric)	2,010	82,511
Allegheny Technologies, Inc. (Iron/Steel)	1,005	64,209
Allergan, Inc. (Pharmaceuticals)	1,809	195,101
Allied Waste Industries, Inc. * (Environmental Control)	2,948	29,952
Allstate Corp. (Insurance)	7,772	441,605
Alltel Corp. (Telecommunications)	4,690	258,747
Altera Corp. * (Semiconductors)	4,288	74,225
Altria Group, Inc. (Agriculture)	25,527	2,041,394
Amazon.com, Inc. * (Internet)	3,685	99,090
Ambac Financial Group, Inc. (Insurance)	1,273	105,799
Ameren Corp. (Electric)	2,546	131,119
American Electric Power, Inc. (Electric)	4,824	174,243
American Express Co. (Diversified Financial Services)	15,008	781,316
American International Group, Inc. (Insurance)	31,624	1,918,629
American Power Conversion Corp. (Electrical Components & Equipment)	2,010	33,929
American Standard Cos. (Building Materials)	2,144	82,823
Ameriprise Financial, Inc. (Diversified Financial Services)	3,015	134,469
AmerisourceBergen Corp. (Pharmaceuticals)	2,546	109,478
Amgen, Inc. * (Biotechnology)	14,539	1,013,949
AmSouth Bancorp (Banks)	4,221	120,974
Anadarko Petroleum Corp. (Oil & Gas)	5,360	245,166
Analog Devices, Inc. (Semiconductors)	4,355	140,797
Andrew Corp. * (Telecommunications)	1,943	16,418
Anheuser-Busch Cos., Inc. (Beverages)	9,447	454,873
AON Corp. (Insurance)	3,752	128,431
Apache Corp. (Oil & Gas)	3,886	273,846
Apartment Investment and Management Co. - Class A (REIT)	1,206	57,997
Apollo Group, Inc. - Class A * (Commercial Services)	1,675	79,261
Apple Computer, Inc. * (Computers)	10,184	692,105
Applera Corp. - Applied Biosystems Group (Electronics)	2,278	73,238
Applied Materials, Inc. (Semiconductors)	18,827	296,337
Archer-Daniels-Midland Co. (Agriculture)	7,906	347,864
Archstone-Smith Trust (REIT)	2,613	137,104
Ashland, Inc. (Chemicals)	871	57,930
AT&T, Inc. (Telecommunications)	46,967	1,408,540
Autodesk, Inc. * (Software)	2,747	93,700
Automatic Data Processing, Inc. (Software)	7,035	307,852
AutoNation, Inc. * (Retail)	1,809	35,637
AutoZone, Inc. * (Retail)	670	58,873
Avaya, Inc. * (Telecommunications)	4,958	45,911
Avery Dennison Corp. (Household Products/Wares)	1,273	74,636
Avon Products, Inc. (Cosmetics/Personal Care)	5,561	161,213
Baker Hughes, Inc. (Oil & Gas Services)	3,953	316,042
Ball Corp. (Packaging & Containers)	1,273	48,757
Bank of America Corp. (Banks)	54,806	2,824,152
Bank of New York Co., Inc. (Banks)	9,313	313,010
Bard (C.R.), Inc. (Healthcare - Products)	1,273	90,345
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,273	63,344
Bausch & Lomb, Inc. (Healthcare - Products)	670	31,691
Baxter International, Inc. (Healthcare - Products)	7,906	332,052
BB&T Corp. (Banks)	6,633	278,520
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,407	199,611
Becton, Dickinson & Co. (Healthcare - Products)	3,015	198,749
Bed Bath & Beyond, Inc. * (Retail)	3,350	112,158
BellSouth Corp. (Telecommunications)	21,909	858,176
Bemis Co., Inc. (Packaging & Containers)	1,273	39,081
Best Buy Co., Inc. (Retail)	4,958	224,796
Big Lots, Inc. * (Retail)	1,340	21,654
Biogen Idec, Inc. * (Biotechnology)	4,221	177,789
Biomet, Inc. (Healthcare - Products)	3,015	99,314
BJ Services Co. (Oil & Gas Services)	3,752	136,085
Black & Decker Corp. (Hand/Machine Tools)	871	61,415
BMC Software, Inc. * (Software)	2,546	59,627
Boeing Co. (Aerospace/Defense)	9,514	736,574
Boston Properties, Inc. (REIT)	1,139	111,850
Boston Scientific Corp. * (Healthcare - Products)	14,606	248,448
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,785	570,126
Broadcom Corp. - Class A * (Semiconductors)	5,360	128,586
Brown-Forman Corp. (Beverages)	1,005	73,817
Brunswick Corp. (Leisure Time)	1,139	33,680
Burlington Northern Santa Fe Corp. (Transportation)	4,221	290,869
CA, Inc. (Software)	5,494	115,154
Campbell Soup Co. (Food)	2,278	83,557
Capital One Financial Corp. (Diversified Financial Services)	3,685	285,035
Cardinal Health, Inc. (Pharmaceuticals)	5,226	350,142
Caremark Rx, Inc. (Pharmaceuticals)	5,427	286,546
Carnival Corp. (Leisure Time)	5,293	206,215
Caterpillar, Inc. (Machinery - Construction & Mining)	7,839	555,550
CBS Corp. - Class B (Media)	9,380	257,293
CenterPoint Energy, Inc. (Electric)	3,752	51,552
Centex Corp. (Home Builders)	1,407	66,565
CenturyTel, Inc. (Telecommunications)	1,407	54,268
Chesapeake Energy Corp. (Oil & Gas)	4,556	149,892
ChevronTexaco Corp. (Oil & Gas)	26,599	1,749,683
Chubb Corp. (Insurance)	4,958	249,982
CIENA Corp. * (Telecommunications)	6,834	24,807
CIGNA Corp. (Insurance)	1,474	134,503
Cincinnati Financial Corp. (Insurance)	2,144	101,111
Cintas Corp. (Textiles)	1,675	59,128
Circuit City Stores, Inc. (Retail)	1,742	42,679
Cisco Systems, Inc. * (Telecommunications)	73,030	1,303,586
CIT Group, Inc. (Diversified Financial Services)	2,345	107,659
Citigroup, Inc. (Diversified Financial Services)	60,233	2,909,855
Citizens Communications Co. (Telecommunications)	3,953	50,717
Citrix Systems, Inc. * (Software)	2,144	68,115
Clear Channel Communications, Inc. (Media)	6,164	178,448
Clorox Co. (Household Products/Wares)	1,876	112,447
CMS Energy Corp. * (Electric)	2,680	37,547
Coach, Inc. * (Apparel)	4,489	128,879
Coca-Cola Co. (Beverages)	25,125	1,118,063
Coca-Cola Enterprises, Inc. (Beverages)	3,685	79,080
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,365	377,572
Comcast Corp. - Special Class A * (Media)	25,862	889,136
Comerica, Inc. (Banks)	1,943	113,763
Commerce Bancorp, Inc. (Banks)	2,211	75,108
Compass Bancshares, Inc. (Banks)	1,541	90,827
Computer Sciences Corp. * (Computers)	2,278	119,344
Compuware Corp. * (Software)	4,489	31,378
Comverse Technology, Inc. * (Telecommunications)	2,412	46,745
ConAgra Foods, Inc. (Food)	6,365	136,848
ConocoPhillips (Oil & Gas)	19,631	1,347,472
CONSOL Energy, Inc. (Coal)	2,345	96,520
Consolidated Edison, Inc. (Electric)	3,015	141,313
Constellation Brands, Inc. * (Beverages)	2,412	58,998
Constellation Energy Group, Inc. (Electric)	2,211	128,039
Convergys Corp. * (Commercial Services)	1,675	31,959
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,139	98,136
Corning, Inc. * (Telecommunications)	18,090	344,976
Costco Wholesale Corp. (Retail)	5,695	300,468
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,303	261,666
Coventry Health Care, Inc. * (Healthcare - Services)	2,010	105,927
CSX Corp. (Transportation)	2,613	158,557
Cummins, Inc. (Machinery-Diversified)	536	62,712
CVS Corp. (Retail)	9,849	322,259
D.R. Horton, Inc. (Home Builders)	3,216	68,919
Danaher Corp. (Miscellaneous Manufacturing)	2,814	183,473
Darden Restaurants, Inc. (Retail)	1,541	52,086
Dean Foods Co. * (Food)	1,675	62,863
Deere & Co. (Machinery-Diversified)	2,814	204,212
Dell, Inc. * (Computers)	28,207	611,528
Devon Energy Corp. (Oil & Gas)	5,159	333,478
Dillards, Inc. - Class A (Retail)	737	22,132
Dollar General Corp. (Retail)	3,819	51,251
Dominion Resources, Inc. (Electric)	4,221	331,264
Dover Corp. (Miscellaneous Manufacturing)	2,479	116,860
Dow Jones & Co., Inc. (Media)	737	25,824
DTE Energy Co. (Electric)	2,211	93,570
Du Pont (Chemicals)	11,189	443,757
Duke Energy Corp. (Electric)	14,874	450,980
Dynegy, Inc. - Class A * (Pipelines)	4,355	24,519
E*TRADE Financial Corp. * (Diversified Financial Services)	4,757	110,886
Eastman Chemical Co. (Chemicals)	1,005	49,878
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,350	74,538
Eaton Corp. (Miscellaneous Manufacturing)	1,809	115,957
eBay, Inc. * (Internet)	14,204	341,890
Ecolab, Inc. (Chemicals)	2,211	95,228
Edison International (Electric)	3,886	160,803
El Paso Corp. (Pipelines)	8,375	134,000
Electronic Arts, Inc. * (Software)	3,685	173,600
Electronic Data Systems Corp. (Computers)	6,298	150,522
Eli Lilly & Co. (Pharmaceuticals)	13,735	779,736
Embarq Corp. * (Telecommunications)	1,809	81,857
EMC Corp. * (Computers)	28,877	293,102
Emerson Electric Co. (Electrical Components & Equipment)	5,025	396,573
Entergy Corp. (Electric)	2,546	196,297
EOG Resources, Inc. (Oil & Gas)	2,881	213,626
Equifax, Inc. (Commercial Services)	1,541	49,743
Equity Office Properties Trust (REIT)	4,489	170,178
Equity Residential Properties Trust (REIT)	3,551	165,157
Exelon Corp. (Electric)	8,174	473,275
Express Scripts, Inc. * (Pharmaceuticals)	1,742	134,186
Exxon Mobil Corp. (Oil & Gas)	72,963	4,942,515
Family Dollar Stores, Inc. (Retail)	1,809	41,100
Fannie Mae (Diversified Financial Services)	11,725	561,745
Federated Department Stores, Inc. (Retail)	6,499	228,180
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,005	31,165
FedEx Corp. (Transportation)	3,618	378,841
Fifth Third Bancorp (Banks)	6,633	252,983
First Data Corp. (Software)	9,246	377,699
First Horizon National Corp. (Banks)	1,474	61,761
FirstEnergy Corp. (Electric)	4,020	225,120
Fiserv, Inc. * (Software)	2,144	93,607
Fisher Scientific International, Inc. * (Electronics)	1,541	114,204
Fluor Corp. (Engineering & Construction)	1,005	88,269
Ford Motor Co. (Auto Manufacturers)	22,579	150,602
Forest Laboratories, Inc. * (Pharmaceuticals)	3,886	179,961
Fortune Brands, Inc. (Household Products/Wares)	1,742	126,330
FPL Group, Inc. (Electric)	4,958	213,888
Franklin Resources, Inc. (Diversified Financial Services)	1,809	165,433
Freddie Mac (Diversified Financial Services)	8,509	492,331
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,144	116,977
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	4,757	135,670
Gannett Co., Inc. (Media)	2,881	150,158
General Dynamics Corp. (Aerospace/Defense)	4,891	327,795
General Electric Co. (Miscellaneous Manufacturing)	127,501	4,168,007
General Mills, Inc. (Food)	4,422	229,502
General Motors Corp. (Auto Manufacturers)	6,901	222,419
Genuine Parts Co. (Distribution/Wholesale)	2,144	89,277
Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,355	149,377
Genzyme Corp. * (Biotechnology)	3,082	210,439
Gilead Sciences, Inc. * (Pharmaceuticals)	5,427	333,652
Golden West Financial Corp. (Savings & Loans)	3,082	227,020
Goodrich Corp. (Aerospace/Defense)	1,474	59,505
Google, Inc. - Class A * (Internet)	2,479	958,381
H & R Block, Inc. (Commercial Services)	4,020	91,455
Halliburton Co. (Oil & Gas Services)	12,194	406,792
Harley-Davidson, Inc. (Leisure Time)	3,283	187,131
Harman International Industries, Inc. (Home Furnishings)	804	64,481
Harrah’s Entertainment, Inc. (Lodging)	2,211	132,903
Hartford Financial Services Group, Inc. (Insurance)	3,685	312,635
Hasbro, Inc. (Toys/Games/Hobbies)	2,144	40,093
HCA, Inc. (Healthcare - Services)	4,958	243,735
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,881	58,657
Heinz (H.J.) Co. (Food)	4,087	171,531
Hercules, Inc. * (Chemicals)	1,340	18,626
Hess Corp. (Oil & Gas)	2,881	152,405
Hewlett-Packard Co. (Computers)	32,562	1,039,053
Hilton Hotels Corp. (Lodging)	3,886	92,992
Home Depot, Inc. (Retail)	25,058	869,763
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,983	386,342
Hospira, Inc. * (Pharmaceuticals)	1,876	81,962
Humana, Inc. * (Healthcare - Services)	2,010	112,419
Huntington Bancshares, Inc. (Banks)	2,948	71,784
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,958	226,729
IMS Health, Inc. (Software)	2,479	68,024
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	3,886	139,119
Intel Corp. (Semiconductors)	70,216	1,263,889
International Business Machines Corp. (Computers)	18,894	1,462,584
International Flavors & Fragrances, Inc. (Chemicals)	938	34,706
International Game Technology (Entertainment)	4,087	158,003
International Paper Co. (Forest Products & Paper)	5,963	204,709
Interpublic Group of Cos., Inc. * (Advertising)	5,427	44,447
Intuit, Inc. * (Software)	4,020	124,097
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,278	115,153
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,814	177,169
J.P. Morgan Chase & Co. (Diversified Financial Services)	42,210	1,925,620
Jabil Circuit, Inc. (Electronics)	2,077	47,979
Janus Capital Group, Inc. (Diversified Financial Services)	2,479	40,135
JDS Uniphase Corp. * (Telecommunications)	19,899	42,385
Johnson & Johnson (Healthcare - Products)	36,381	2,275,631
Johnson Controls, Inc. (Auto Parts & Equipment)	2,345	180,002
Jones Apparel Group, Inc. (Apparel)	1,407	41,647
Juniper Networks, Inc. * (Telecommunications)	6,700	90,115
KB Home (Home Builders)	871	37,035
Kellogg Co. (Food)	2,948	142,005
Kerr-McGee Corp. (Oil & Gas)	2,680	188,136
KeyCorp (Banks)	4,891	180,478
KeySpan Corp. (Gas)	2,144	86,339
Kimberly-Clark Corp. (Household Products/Wares)	5,628	343,590
Kimco Realty Corp. (REIT)	2,546	99,905
Kinder Morgan, Inc. (Pipelines)	1,273	129,846
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,948	50,175
KLA -Tencor Corp. (Semiconductors)	2,345	98,936
Kohls Corp. * (Retail)	4,087	231,447
Kroger Co. (Food)	8,911	204,329
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,474	108,560
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,541	99,271
Legg Mason, Inc. (Diversified Financial Services)	1,541	128,627
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,144	48,926
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,298	409,055
Lennar Corp. - Class A (Home Builders)	1,675	74,923
Lexmark International, Inc. - Class A * (Computers)	1,273	68,806
Limited, Inc. (Retail)	4,154	104,515
Lincoln National Corp. (Insurance)	3,484	197,473
Linear Technology Corp. (Semiconductors)	3,685	119,210
Liz Claiborne, Inc. (Apparel)	1,273	45,001
Lockheed Martin Corp. (Aerospace/Defense)	4,288	341,668
Loews Corp. (Insurance)	4,824	178,777
Louisiana-Pacific Corp. (Forest Products & Paper)	1,273	25,460
Lowe’s Cos., Inc. (Retail)	18,894	535,645
LSI Logic Corp. * (Semiconductors)	4,757	39,007
Lucent Technologies, Inc. * (Telecommunications)	52,528	111,885
M&T Bank Corp. (Banks)	938	114,361
Manor Care, Inc. (Healthcare - Services)	938	46,947
Marathon Oil Corp. (Oil & Gas)	4,288	388,664
Marriott International, Inc. - Class A (Lodging)	3,953	139,066
Marsh & McLennan Cos., Inc. (Insurance)	6,700	181,101
Marshall & Ilsley Corp. (Banks)	2,747	129,027
Masco Corp. (Building Materials)	4,757	127,154
Mattel, Inc. (Toys/Games/Hobbies)	4,690	84,607
Maxim Integrated Products, Inc. (Semiconductors)	3,819	112,202
MBIA, Inc. (Insurance)	1,608	94,566
McCormick & Co., Inc. (Food)	1,608	56,376
McDonald’s Corp. (Retail)	15,142	535,875
McGraw-Hill Cos., Inc. (Media)	4,355	245,187
McKesson Corp. (Commercial Services)	3,685	185,688
MeadWestvaco Corp. (Forest Products & Paper)	2,144	56,001
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,685	218,631
MedImmune, Inc. * (Biotechnology)	2,948	74,820
Medtronic, Inc. (Healthcare - Products)	14,874	751,434
Mellon Financial Corp. (Banks)	4,958	173,530
Merck & Co., Inc. (Pharmaceuticals)	26,264	1,057,651
Meredith Corp. (Media)	536	25,315
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,850	790,097
MetLife, Inc. (Insurance)	9,112	473,824
MGIC Investment Corp. (Insurance)	1,072	61,008
Micron Technology, Inc. * (Semiconductors)	8,643	134,744
Microsoft Corp. (Software)	107,334	2,579,237
Millipore Corp. * (Biotechnology)	670	41,976
Molex, Inc. (Electrical Components & Equipment)	1,675	53,131
Molson Coors Brewing Co. - Class B (Beverages)	670	47,872
Monsanto Co. (Agriculture)	6,566	282,272
Monster Worldwide, Inc. * (Internet)	1,474	58,960
Moody’s Corp. (Commercial Services)	2,948	161,786
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,797	851,001
Motorola, Inc. (Telecommunications)	30,217	687,739
Murphy Oil Corp. (Oil & Gas)	2,010	103,435
Mylan Laboratories, Inc. (Pharmaceuticals)	2,546	55,910
Nabors Industries, Ltd. * (Oil & Gas)	3,685	130,154
National City Corp. (Banks)	6,566	236,376
National Semiconductor Corp. (Semiconductors)	4,020	93,505
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,077	139,242
Navistar International Corp. * (Auto Manufacturers)	737	16,479
NCR Corp. * (Computers)	2,211	71,062
Network Appliance, Inc. * (Computers)	4,422	131,289
Newell Rubbermaid, Inc. (Housewares)	3,350	88,306
Newmont Mining Corp. (Mining)	5,360	274,593
News Corp. - Class A (Media)	28,341	545,281
NICOR, Inc. (Gas)	536	23,488
NIKE, Inc. - Class B (Apparel)	2,278	179,962
NiSource, Inc. (Electric)	3,283	74,688
Noble Corp. (Oil & Gas)	1,608	115,374
Nordstrom, Inc. (Retail)	2,546	87,328
Norfolk Southern Corp. (Transportation)	5,025	218,186
North Fork Bancorp, Inc. (Banks)	5,695	161,339
Northern Trust Corp. (Banks)	2,211	126,248
Northrop Grumman Corp. (Aerospace/Defense)	4,221	279,388
Novell, Inc. * (Software)	4,221	27,394
Novellus Systems, Inc. * (Semiconductors)	1,541	39,003
Nucor Corp. (Iron/Steel)	3,618	192,370
NVIDIA Corp. * (Semiconductors)	4,020	88,963
Occidental Petroleum Corp. (Oil & Gas)	5,092	548,663
Office Depot, Inc. * (Retail)	3,417	123,183
OfficeMax, Inc. (Retail)	871	35,807
Omnicom Group, Inc. (Advertising)	2,077	183,835
Oracle Corp. * (Software)	46,230	692,063
PACCAR, Inc. (Auto Manufacturers)	2,010	162,308
Pactiv Corp. * (Packaging & Containers)	1,742	42,696
Pall Corp. (Miscellaneous Manufacturing)	1,474	38,442
Parametric Technology Corp. * (Software)	1,340	20,716
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,407	101,642
Patterson Cos., Inc. * (Healthcare - Products)	1,742	57,939
Paychex, Inc. (Commercial Services)	4,020	137,404
Peoples Energy Corp. (Gas)	469	19,796
PepsiCo, Inc. (Beverages)	20,301	1,286,676
PerkinElmer, Inc. (Electronics)	1,541	27,784
Pfizer, Inc. (Pharmaceuticals)	88,842	2,309,004
PG&E Corp. (Electric)	4,221	175,931
Phelps Dodge Corp. (Mining)	2,412	210,664
Pinnacle West Capital Corp. (Electric)	1,206	51,870
Pitney Bowes, Inc. (Office/Business Equipment)	2,680	110,738
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,211	75,307
PMC-Sierra, Inc. * (Semiconductors)	2,412	12,325
PNC Financial Services Group (Banks)	3,484	246,807
PPG Industries, Inc. (Chemicals)	2,010	123,695
PPL Corp. (Electric)	4,623	157,274
Praxair, Inc. (Chemicals)	3,886	213,108
Principal Financial Group, Inc. (Insurance)	3,283	177,282
Procter & Gamble Co. (Cosmetics/Personal Care)	40,468	2,274,302
Progress Energy, Inc. (Electric)	3,082	134,221
Progress Energy, Inc.CVO (Electric)	987	0
Progressive Corp. (Insurance)	9,447	228,523
Prologis (REIT)	2,948	163,172
Prudential Financial, Inc. (Insurance)	5,896	463,661
Public Service Enterprise Group, Inc. (Electric)	3,082	207,819
Public Storage, Inc. (REIT)	1,005	80,691
Pulte Homes, Inc. (Home Builders)	2,546	72,561
QLogic Corp. * (Semiconductors)	1,943	33,983
Qualcomm, Inc. (Telecommunications)	19,899	701,639
Quest Diagnostics, Inc. (Healthcare - Services)	2,010	120,841
Qwest Communications International, Inc. * (Telecommunications)	18,961	151,498
R.R. Donnelley & Sons Co.	2,613	76,273
(Commercial Services) RadioShack Corp. (Retail)	1,608	26,001
Raytheon Co. (Aerospace/Defense)	5,360	241,575
Regions Financial Corp. (Banks)	5,561	201,809
Reynolds American, Inc. (Agriculture)	1,005	127,414
Robert Half International, Inc. (Commercial Services)	2,010	65,044
Rockwell Collins, Inc. (Aerospace/Defense)	2,010	107,274
Rockwell International Corp. (Machinery-Diversified)	2,144	132,885
Rohm & Haas Co. (Chemicals)	1,742	80,341
Rowan Cos., Inc. (Oil & Gas)	1,273	43,117
Ryder System, Inc. (Transportation)	737	37,145
Sabre Holdings Corp. (Leisure Time)	1,608	33,286
SAFECO Corp. (Insurance)	1,407	75,584
Safeway, Inc. (Food)	5,494	154,272
SanDisk Corp. * (Computers)	2,278	106,291
Sanmina-SCI Corp. * (Electronics)	6,164	21,327
Sara Lee Corp. (Food)	9,313	157,390
Schering-Plough Corp. (Pharmaceuticals)	17,956	367,021
Schlumberger, Ltd. (Oil & Gas Services)	13,869	927,143
Schwab (Diversified Financial Services)	11,792	187,257
Seagate Technology, Inc. * (a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,005	47,476
Sears Holdings Corp. * (Retail)	1,206	165,524
Sempra Energy (Gas)	3,149	151,971
Sherwin-Williams Co. (Chemicals)	1,340	67,804
Sigma-Aldrich Corp. (Chemicals)	804	55,878
Simon Property Group, Inc. (REIT)	2,211	189,106
SLM Corp. (Diversified Financial Services)	5,025	252,758
Snap-on, Inc. (Hand/Machine Tools)	737	30,961
Solectron Corp. * (Electronics)	10,452	31,565
Southern Co. (Electric)	9,045	305,540
Southwest Airlines Co. (Airlines)	8,375	150,666
Sovereign Bancorp, Inc. (Savings & Loans)	4,623	95,419
Sprint Corp. (Telecommunications)	35,912	711,058
St. Jude Medical, Inc. * (Healthcare - Products)	4,087	150,810
St. Paul Cos., Inc. (Insurance)	8,308	380,506
Staples, Inc. (Retail)	8,509	183,965
Starbucks Corp. * (Retail)	9,246	316,768
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,613	137,392
State Street Corp. (Banks)	3,953	237,417
Stryker Corp. (Healthcare - Products)	3,484	158,557
Sun Microsystems, Inc. * (Computers)	41,339	179,825
Sunoco, Inc. (Oil & Gas)	1,608	111,820
SunTrust Banks, Inc. (Banks)	4,422	348,763
SuperValu, Inc. (Food)	2,479	67,206
Symantec Corp. * (Internet)	12,395	215,301
Symbol Technologies, Inc. (Electronics)	3,082	34,056
Synovus Financial Corp. (Banks)	3,886	109,818
Sysco Corp. (Food)	7,571	208,960
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,082	127,317
Target Corp. (Retail)	10,385	476,879
TECO Energy, Inc. (Electric)	2,546	40,583
Tektronix, Inc. (Electronics)	1,005	27,406
Tellabs, Inc. * (Telecommunications)	5,293	49,754
Temple-Inland, Inc. (Forest Products & Paper)	1,340	57,004
Tenet Healthcare Corp. * (Healthcare - Services)	5,762	34,111
Teradyne, Inc. * (Semiconductors)	2,345	30,813
Texas Instruments, Inc. (Semiconductors)	18,492	550,692
Textron, Inc. (Miscellaneous Manufacturing)	1,541	138,551
The AES Corp. * (Electric)	8,241	163,666
The Dow Chemical Co. (Chemicals)	11,658	403,134
The E.W. Scripps Co. - Class A (Media)	1,072	45,807
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,474	55,010
The Gap, Inc. (Retail)	6,633	115,083
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,250	801,938
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,144	23,584
The Hershey Co. (Food)	2,144	117,856
The New York Times Co. - Class A (Media)	1,675	37,135
The Pepsi Bottling Group, Inc. (Beverages)	1,608	53,466
The Stanley Works (Hand/Machine Tools)	871	39,517
Thermo Electron Corp. * (Electronics)	2,010	74,390
Tiffany & Co. (Retail)	1,675	52,913
Time Warner, Inc. (Media)	52,394	864,501
TJX Cos., Inc. (Retail)	5,561	135,522
Torchmark Corp. (Insurance)	1,206	72,927
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,819	294,941
Tribune Co. (Media)	2,747	81,613
TXU Corp. (Electric)	5,561	357,183
Tyco International, Ltd. (Miscellaneous Manufacturing)	24,589	641,527
Tyson Foods, Inc. - Class A (Food)	3,149	44,558
U.S. Bancorp (Banks)	21,842	698,944
Union Pacific Corp. (Transportation)	3,216	273,360
Unisys Corp. * (Computers)	4,154	21,268
United Parcel Service, Inc. - Class B (Transportation)	13,132	904,925
United States Steel Corp. (Iron/Steel)	1,273	80,288
United Technologies Corp. (Aerospace/Defense)	12,194	758,345
UnitedHealth Group, Inc. (Healthcare - Services)	16,683	797,949
Univision Communications, Inc. - Class A * (Media)	2,680	89,512
UnumProvident Corp. (Insurance)	3,551	57,633
UST, Inc. (Agriculture)	1,943	98,219
V. F. Corp. (Apparel)	1,072	72,703
Valero Energy Corp. (Oil & Gas)	7,236	487,923
VeriSign, Inc. * (Internet)	2,948	52,858
Verizon Communications, Inc. (Telecommunications)	35,376	1,196,416
Viacom, Inc. - Class B * (Media)	8,844	308,213
Vornado Realty Trust (REIT)	1,474	154,107
Vulcan Materials Co. (Building Materials)	1,206	80,766
W.W. Grainger, Inc. (Distribution/Wholesale)	938	58,240
Wachovia Corp. (Banks)	19,497	1,045,624
Wal-Mart Stores, Inc. (Retail)	30,217	1,344,657
Walgreen Co. (Retail)	12,395	579,838
Walt Disney Co. (Media)	26,599	789,724
Washington Mutual, Inc. (Savings & Loans)	11,591	518,118
Waste Management, Inc. (Environmental Control)	6,633	228,042
Waters Corp. * (Electronics)	1,273	51,786
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,206	27,002
Weatherford International, Ltd. * (Oil & Gas Services)	4,020	188,297
WellPoint, Inc. * (Healthcare - Services)	7,638	569,031
Wells Fargo & Co. (Banks)	20,636	1,492,807
Wendy’s International, Inc. (Retail)	1,407	84,645
Weyerhaeuser Co. (Forest Products & Paper)	2,948	172,930
Whirlpool Corp. (Home Furnishings)	938	72,404
Whole Foods Market, Inc. (Food)	1,675	96,329
Williams Cos., Inc. (Pipelines)	7,035	170,598
Windstream Corp. (Telecommunications)	5,493	68,827
Wrigley (Wm.) Jr. Co. (Food)	2,747	125,977
Wyeth (Pharmaceuticals)	16,415	795,635
Xcel Energy, Inc. (Electric)	4,958	99,358
Xerox Corp. * (Office/Business Equipment)	11,122	156,709
Xilinx, Inc. (Semiconductors)	4,087	82,925
XL Capital, Ltd. - Class A (Insurance)	2,211	140,841
XTO Energy, Inc. (Oil & Gas)	4,355	204,641
Yahoo!, Inc. * (Internet)	14,874	403,680
YUM! Brands, Inc. (Retail)	3,283	147,735
Zimmer Holdings, Inc. * (Healthcare - Products)	3,015	190,669
Zions Bancorp (Banks)	1,273	104,564

TOTAL COMMON STOCKS (Cost $99,940,511)		139,413,995

	Principal Amount
Repurchase Agreements (10.1%)
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $16,394,368 (Collateralized by $16,910,000 of various Federal National Mortgage Association Securities, 4.00% - 5.275%, 8/16/06 - 7/25/08, market value $16,720,922)	$16,392,000	16,392,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,392,000)		16,392,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	2,435

Total Rights/Warrants (Cost $0)		2,435

TOTAL INVESTMENT SECURITIES (Cost $116,332,511) - 96.4%		155,808,430
Net other assets (liabilities) - 3.6%		5,842,695

NET ASSETS - 100.0%		$161,651,125

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security
CVO	Contingent Value Obligation
REIT	Real Estate Investment Trust

Futures Contracts Purchased

		Unrealized
	Contracts	Appreciation (Depreciation)
S&P 500 Futures Contract expiring September 2006
(Underlying face amount at value $91,591,500)	286	$1,909,029
Futures Contracts Sold

	Contracts
E-Mini S&P 500 Futures Contract expiring September 2006
(Underlying face amount at value $960,938)	15	$(17,475)
Swap Agreements

	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/29/06 (Underlying notional amount at value $94,475,174)	74,002	$944,742

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	6.1%
Beverages	2.0%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.1%
Coal	0.1%
Commercial Services	0.5%
Computers	3.1%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.2%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.8%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.3%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	2.8%
Mining	0.6%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.3%
Real Estate Investment Trust	0.8%
Retail	4.9%
Savings & Loans	0.5%
Semiconductors	2.2%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	13.7%

***     Includes non-equity securities and net other assets (liabilities).

NM    Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

July 31, 2006

	Shares	Value
Common Stocks (71.3%)
3Com Corp. * (Telecommunications)	49,777	$235,943
Aaron Rents, Inc. (Commercial Services)	6,017	145,250
ABM Industries, Inc. (Commercial Services)	8,205	135,383
Acadia Realty Trust (REIT)	7,658	182,567
Accredited Home Lenders * (Diversified Financial Services)	2,188	99,182
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,923	216,661
Acuity Brands, Inc. (Miscellaneous Manufacturing)	8,752	382,725
Acxiom Corp. (Software)	11,487	281,202
Adaptec, Inc. * (Telecommunications)	32,820	144,408
ADTRAN, Inc. (Telecommunications)	7,658	167,480
Advance America Cash Advance Centers, Inc. (Commercial Services)	8,205	109,291
Advanta Corp. - Class B (Diversified Financial Services)	4,376	157,667
Advent Software, Inc. * (Software)	7,111	222,005
Advisory Board Co. * (Commercial Services)	2,735	126,713
ADVO, Inc. (Advertising)	4,376	158,455
Aeroflex, Inc. * (Telecommunications)	13,675	138,665
Aeropostale, Inc. * (Retail)	7,111	197,046
AGCO Corp. * (Machinery-Diversified)	10,940	251,182
Agile Software Corp. * (Internet)	37,196	218,341
AirTran Holdings, Inc. * (Airlines)	12,034	150,906
Alabama National BanCorp (Banks)	1,641	111,178
Alaska Air Group, Inc. * (Airlines)	4,376	162,481
Albany International Corp. - Class A (Machinery-Diversified)	4,376	157,230
Aleris International, Inc. * (Environmental Control)	4,923	201,548
Alexandria Real Estate Equities, Inc. (REIT)	2,735	258,238
Alexion Pharmaceuticals, Inc. * (Biotechnology)	6,017	206,744
Alkermes, Inc. * (Pharmaceuticals)	15,316	262,823
ALLETE, Inc. (Electric)	2,735	126,959
Amcore Financial, Inc. (Banks)	4,376	125,372
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	7,111	116,478
American Home Mortgage Investment Corp. (REIT)	3,829	133,709
American Medical Systems Holdings, Inc. * (Healthcare - Products)	8,205	149,741
American States Water Co. (Water)	3,829	144,928
AmSurg Corp. * (Healthcare - Services)	3,829	84,889
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	14,222	694,034
Analogic Corp. (Electronics)	2,735	125,099
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	5,470	162,459
Andrx Group * (Pharmaceuticals)	8,205	195,689
Angelica Corp. (Textiles)	6,017	101,386
Anixter International, Inc. (Telecommunications)	5,470	301,561
ANSYS, Inc. * (Software)	6,017	276,120
Anthracite Capital, Inc. (REIT)	7,658	93,964
Apollo Investment Corp. (Investment Companies)	7,285	140,455
Applera Corp. - Celera Genomics Group * (Biotechnology)	8,752	118,152
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,564	153,072
Applied Micro Circuits Corp. * (Semiconductors)	53,606	138,303
Apria Healthcare Group, Inc. * (Healthcare - Services)	5,470	95,834
aQuantive, Inc. * (Internet)	8,205	168,203
Aquila, Inc. * (Electric)	32,273	143,292
Arbitron, Inc. (Commercial Services)	4,376	160,205
Argonaut Group, Inc. * (Insurance)	5,470	159,505
Arkansas Best Corp. (Transportation)	4,376	194,426
Armor Holdings, Inc. * (Aerospace/Defense)	4,376	226,063
Arris Group, Inc. * (Telecommunications)	16,410	175,423
Arrow Financial Corp. (Banks)	6,017	160,654
ArthroCare Corp. * (Healthcare - Products)	3,829	168,629
ArvinMeritor, Inc. (Auto Parts & Equipment)	8,752	144,058
Atmel Corp. * (Semiconductors)	62,905	301,316
ATMI, Inc. * (Semiconductors)	5,470	145,338
Atwood Oceanics, Inc. * (Oil & Gas)	5,470	256,707
Audiovox Corp. - Class A * (Telecommunications)	8,752	109,663
Aviall, Inc. * (Distribution/Wholesale)	4,376	207,991
Avista Corp. (Electric)	9,299	232,290
Avocent Corp. * (Internet)	8,205	209,884
Axcelis Technologies, Inc. * (Semiconductors)	16,957	93,772
Aztar Corp. * (Lodging)	4,376	226,414
Baldor Electric Co. (Hand/Machine Tools)	6,564	194,294
Bally Technologies, Inc. * (Entertainment)	7,111	117,047
BancorpSouth, Inc. (Banks)	7,658	209,446
Bandag, Inc. (Auto Parts & Equipment)	3,282	113,163
Bank Mutual Corp. (Banks)	14,769	181,954
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	8,752	121,478
BankUnited Financial Corp. - Class A (Savings & Loans)	6,017	178,043
Banner Corp. (Banks)	4,376	170,620
Banta Corp. (Commercial Services)	4,376	154,604
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,564	111,654
BE Aerospace, Inc. * (Aerospace/Defense)	7,658	189,536
BearingPoint, Inc. * (Commercial Services)	22,427	179,416
Belden, Inc. (Electrical Components & Equipment)	7,658	248,502
Benchmark Electronics, Inc. * (Electronics)	10,393	252,862
Berry Petroleum Co. - Class A (Oil & Gas)	5,470	184,011
Big Lots, Inc. * (Retail)	14,769	238,668
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,188	144,167
BioMed Realty Trust, Inc. (REIT)	5,470	163,061
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,735	106,610
Black Box Corp. (Telecommunications)	3,282	134,923
Black Hills Corp. (Electric)	3,829	137,193
Blockbuster, Inc. - Class A * (Retail)	22,427	91,726
Blyth, Inc. (Household Products/Wares)	3,282	57,337
Bob Evans Farms, Inc. (Retail)	6,564	180,773
Boston Private Financial Holdings, Inc. (Banks)	6,017	151,207
Bowater, Inc. (Forest Products & Paper)	6,564	133,118
Bowne & Co., Inc. (Commercial Services)	9,846	136,564
Brady Corp. - Class A (Electronics)	5,470	184,667
Brandywine Realty Trust (REIT)	5,470	173,071
Briggs & Stratton Corp. (Machinery-Diversified)	7,111	182,042
Bright Horizons Family Solutions, Inc. * (Commercial Services)	3,282	126,193
Bristow Group, Inc. * (Transportation)	4,376	148,303
Brocade Communications Systems, Inc. * (Computers)	35,555	222,573
Brookline Bancorp, Inc. (Savings & Loans)	9,846	127,801
Brooks Automation, Inc. * (Semiconductors)	7,111	80,283
Brown Shoe Co., Inc. (Retail)	4,923	159,407
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	4,923	239,800
Building Materials Holding Corp. (Distribution/Wholesale)	3,282	70,333
Cabot Microelectronics Corp. * (Chemicals)	3,282	97,738
Cabot Oil & Gas Corp. (Oil & Gas)	6,017	317,397
California Water Service Group (Water)	3,282	120,121
Callaway Golf Co. (Leisure Time)	10,393	131,471
Cambrex Corp. (Biotechnology)	8,752	186,505
CARBO Ceramics, Inc. (Oil & Gas Services)	2,188	85,091
Carpenter Technology Corp. (Iron/Steel)	3,282	322,949
Carter’s, Inc. * (Apparel)	4,376	95,441
Cascade Bancorp (Banks)	6,564	226,392
Cascade Natural Gas Corp. (Gas)	6,564	170,140
Casey’s General Stores, Inc. (Retail)	9,846	222,815
Catalina Marketing Corp. (Advertising)	6,564	190,815
Cathay Bancorp, Inc. (Banks)	6,017	221,125
CEC Entertainment, Inc. * (Retail)	4,376	129,223
Centene Corp. * (Healthcare - Services)	5,470	88,888
Central Garden & Pet Co. * (Household Products/Wares)	3,282	129,770
Central Pacific Financial Corp. (Banks)	3,282	114,870
CH Energy Group, Inc. (Electric)	2,188	108,503
Champion Enterprises, Inc. * (Home Builders)	12,034	79,785
Charming Shoppes, Inc. * (Retail)	17,504	180,466
Chattem, Inc. * (Cosmetics/Personal Care)	3,282	111,358
Checkpoint Systems, Inc. * (Electronics)	9,846	162,459
Chemed Corp. (Commercial Services)	3,282	120,712
Chemical Financial Corp. (Banks)	3,829	117,206
Cheniere Energy, Inc. * (Oil & Gas)	5,470	191,395
Chiquita Brands International, Inc. (Food)	4,376	58,813
Chittenden Corp. (Banks)	5,470	154,363
Ciber, Inc. * (Computers)	19,692	127,998
CIENA Corp. * (Telecommunications)	70,563	256,144
Cimarex Energy Co. (Oil & Gas)	9,299	379,678
Cincinnati Bell, Inc. * (Telecommunications)	41,025	164,510
Citizens Banking Corp. (Banks)	6,017	152,772
City Holding Co. (Banks)	3,282	127,178
CKE Restaurants, Inc. (Retail)	9,299	143,205
Clarcor, Inc. (Miscellaneous Manufacturing)	6,017	171,063
CLECO Corp. (Electric)	7,111	175,784
Cleveland-Cliffs, Inc. (Iron/Steel)	5,470	197,741
CMGI, Inc. * (Internet)	60,717	63,146
CNET Networks, Inc. * (Internet)	21,333	180,051
Coca-Cola Bottling Co. Consolidated (Beverages)	3,282	201,285
Coeur d’Alene Mines Corp. * (Mining)	35,008	167,338
Cognex Corp. (Machinery-Diversified)	7,111	167,820
Coherent, Inc. * (Electronics)	5,470	175,368
Coldwater Creek, Inc. * (Retail)	7,111	141,722
Colonial Properties Trust (REIT)	3,829	183,524
Columbia Banking System, Inc. (Banks)	6,017	187,911
Commercial Capital Bancorp, Inc. (Savings & Loans)	6,564	104,236
Commercial Metals Co. (Metal Fabricate/Hardware)	15,316	347,520
Commercial Net Lease Realty (REIT)	5,470	113,995
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,735	91,650
Commscope, Inc. * (Telecommunications)	9,299	290,408
Community Bank System, Inc. (Banks)	5,470	115,745
Comstock Resources, Inc. * (Oil & Gas)	7,111	209,206
Comtech Telecommunications Corp. * (Telecommunications)	3,282	91,108
CONMED Corp. * (Healthcare - Products)	4,376	87,301
Consolidated Graphics, Inc. * (Commercial Services)	3,829	188,349
Continental Airlines, Inc. - Class B * (Airlines)	7,111	187,304
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	8,752	87,432
Corinthian Colleges, Inc. * (Commercial Services)	10,940	146,815
Corn Products International, Inc. (Food)	8,205	272,898
Corporate Office Properties Trust (REIT)	4,376	196,920
Corrections Corp. of America * (Commercial Services)	5,470	298,661
Corus Bankshares, Inc. (Banks)	4,376	101,042
CoStar Group, Inc. * (Commercial Services)	3,282	142,340
Cousins Properties, Inc. (REIT)	3,829	121,647
Covanta Holding Corp. * (Energy - Alternate Sources)	5,470	96,546
Cox Radio, Inc. - Class A * (Media)	8,752	128,217
Crane Co. (Miscellaneous Manufacturing)	6,564	252,058
Credence Systems Corp. * (Semiconductors)	12,581	35,478
Cross Country Healthcare, Inc. * (Commercial Services)	7,658	136,848
CSG Systems International, Inc. * (Software)	8,205	213,658
CSK Auto Corp. * (Retail)	8,205	99,363
CTS Corp. (Electronics)	12,581	181,292
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	10,393	238,208
Cumulus Media, Inc. - Class A * (Media)	12,034	114,323
Curtiss-Wright Corp. (Aerospace/Defense)	7,658	222,541
CV Therapeutics, Inc. * (Pharmaceuticals)	6,564	80,409
CVB Financial Corp. (Banks)	9,299	138,462
Cyberonics, Inc. * (Healthcare - Products)	2,188	46,889
Cymer, Inc. * (Electronics)	6,017	235,385
Cypress Semiconductor Corp. * (Semiconductors)	17,504	265,886
Delphi Financial Group, Inc. - Class A (Insurance)	6,564	250,022
Delta & Pine Land Co. (Agriculture)	4,923	168,416
Dendrite International, Inc. * (Software)	8,205	74,748
DeVry, Inc. * (Commercial Services)	7,111	150,042
Digital Insight Corp. * (Internet)	5,470	129,092
Digital River, Inc. * (Internet)	4,923	220,746
Digitas, Inc. * (Internet)	12,581	103,793
Dionex Corp. * (Electronics)	3,282	181,659
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,282	146,902
Doral Financial Corp. (Diversified Financial Services)	9,846	50,412
Dress Barn, Inc. * (Retail)	10,940	236,085
Drew Industries, Inc. * (Building Materials)	6,564	153,138
DRS Technologies, Inc. (Aerospace/Defense)	3,282	151,924
DSP Group, Inc. * (Semiconductors)	5,470	131,061
Duquesne Light Holdings, Inc. (Electric)	7,111	138,451
Dycom Industries, Inc. * (Engineering & Construction)	6,564	118,086
Eagle Materials, Inc. - Class A (Building Materials)	8,205	295,053
EarthLink, Inc. * (Internet)	17,504	126,204
EastGroup Properties, Inc. (REIT)	2,735	128,627
Eclipsys Corp. * (Software)	7,658	149,484
Education Realty Trust, Inc. (REIT)	8,752	136,794
eFunds Corp. * (Software)	7,111	149,544
EGL, Inc. * (Transportation)	5,470	240,187
El Paso Electric Co. * (Electric)	7,111	155,873
Electronics for Imaging, Inc. * (Computers)	7,111	143,500
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	6,017	101,567
ElkCorp (Building Materials)	3,282	81,853
EMCOR Group, Inc. * (Engineering & Construction)	6,564	338,178
Emmis Communications Corp. * (Media)	7,111	105,385
Empire District Electric Co. (Electric)	5,470	121,817
Emulex Corp. * (Semiconductors)	10,393	154,752
Encore Acquisition Co. * (Oil & Gas)	7,111	216,601
Energy Partners, Ltd. * (Oil & Gas)	6,017	109,329
Entegris, Inc. * (Semiconductors)	14,769	139,567
Entercom Communications Corp. (Media)	6,017	152,531
Entertainment Properties Trust (REIT)	3,829	163,001
Entravision Communications Corp. * (Media)	16,957	131,925
Enzon, Inc. * (Biotechnology)	20,786	166,496
Epicor Software Corp. * (Software)	9,846	115,395
Equinix, Inc. * (Internet)	2,735	143,259
Equity Inns, Inc. (REIT)	9,846	155,271
Equity Lifestyle Properties, Inc. (REIT)	3,282	141,028
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,282	172,929
Esterline Technologies Corp. * (Aerospace/Defense)	3,829	162,082
Ethan Allen Interiors, Inc. (Home Furnishings)	4,923	183,726
Euronet Worldwide, Inc. * (Commercial Services)	4,376	111,194
Exar Corp. * (Semiconductors)	13,675	177,091
Exelixis, Inc. * (Biotechnology)	18,598	165,522
F.N.B. Corp. (Banks)	7,658	126,663
FactSet Research Systems, Inc. (Computers)	4,923	216,120
Fairchild Semiconductor International, Inc. * (Semiconductors)	16,410	268,468
Federal Signal Corp. (Miscellaneous Manufacturing)	8,752	130,667
FEI Co. * (Electronics)	4,923	107,223
FelCor Lodging Trust, Inc. (REIT)	6,564	144,408
Ferro Corp. (Chemicals)	6,564	106,009
Fidelity Bankshares, Inc. (Savings & Loans)	6,017	231,655
Filenet Corp. * (Software)	5,470	174,055
Financial Federal Corp. (Diversified Financial Services)	6,564	176,375
First BanCorp. (Banks)	4,923	46,719
First Charter Corp. (Banks)	4,923	116,084
First Citizens BancShares, Inc. - Class A (Banks)	547	113,317
First Commonwealth Financial Corp. (Banks)	8,205	106,583
First Community Bancorp - Class A (Banks)	2,735	150,097
First Financial Bancorp (Banks)	6,017	89,834
First Financial Bankshares, Inc. (Banks)	3,829	146,919
First Financial Holdings, Inc. (Savings & Loans)	4,376	142,001
First Industrial Realty Trust, Inc. (REIT)	4,376	176,265
First Merchants Corp. (Banks)	5,470	127,943
First Midwest Bancorp, Inc. (Banks)	5,470	195,279
First Niagara Financial Group, Inc. (Savings & Loans)	12,034	176,057
First Republic Bank (Banks)	2,735	116,320
FirstFed Financial Corp. * (Savings & Loans)	2,735	154,391
Fisher Communications, Inc. * (Media)	4,376	177,185
Florida East Coast Industries, Inc. (Transportation)	3,829	179,350
Flowers Foods, Inc. (Food)	4,923	140,207
Flowserve Corp. * (Machinery-Diversified)	6,564	340,015
Flushing Financial Corp. (Savings & Loans)	7,111	118,327
FormFactor, Inc. * (Semiconductors)	6,017	257,949
Forward Air Corp. (Transportation)	3,829	122,873
Fossil, Inc. * (Household Products/Wares)	7,111	129,136
Foundry Networks, Inc. * (Telecommunications)	20,239	209,676
Franklin Bank Corp. Houston * (Savings & Loans)	6,564	127,407
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,376	208,166
Fremont General Corp. (Banks)	9,299	165,057
Frontier Financial Corp. (Banks)	7,111	274,699
Frontier Oil Corp. (Oil & Gas)	13,128	462,763
FTI Consulting, Inc. * (Commercial Services)	6,017	157,946
Fuller (H.B.) Co. (Chemicals)	4,923	196,821
Furniture Brands International, Inc. (Home Furnishings)	6,564	131,674
G & K Services, Inc. (Textiles)	3,829	129,153
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	4,376	159,068
GameStop Corp. - Class B * (Retail)	6,017	226,239
Gardner Denver, Inc. * (Machinery-Diversified)	8,752	303,257
Gartner Group, Inc. * (Commercial Services)	10,940	155,786
Gateway, Inc. * (Computers)	42,666	68,266
GATX Corp. (Trucking & Leasing)	4,923	192,932
Gaylord Entertainment Co. * (Lodging)	6,017	229,970
Gemstar-TV Guide International, Inc. * (Media)	27,350	78,768
GenCorp, Inc. * (Aerospace/Defense)	7,111	104,603
General Communication, Inc. - Class A * (Telecommunications)	12,581	150,091
Genesco, Inc. * (Retail)	4,376	118,458
Genesee & Wyoming, Inc. - Class A * (Transportation)	6,564	172,699
Genesis Healthcare Corp. * (Healthcare - Services)	2,188	106,271
Genesis Microchip, Inc. * (Semiconductors)	6,017	81,230
Georgia Gulf Corp. (Chemicals)	4,923	125,340
Glacier Bancorp, Inc. (Banks)	5,470	167,601
Glimcher Realty Trust (REIT)	3,829	90,556
Global Imaging Systems, Inc. * (Office/Business Equipment)	5,470	231,271
Gold Kist, Inc. * (Food)	6,017	84,178
Golden Telecom, Inc. (Telecommunications)	4,376	108,175
Granite Construction, Inc. (Engineering & Construction)	3,829	166,523
Greater Bay Bancorp (Banks)	6,564	187,993
Greif Brothers Corp. - Class A (Packaging & Containers)	3,282	227,147
Grey Wolf, Inc. * (Oil & Gas)	25,709	196,931
Griffon Corp. * (Miscellaneous Manufacturing)	6,564	148,478
Group 1 Automotive, Inc. (Retail)	6,564	402,505
Guitar Center, Inc. * (Retail)	3,282	139,551
Haemonetics Corp. * (Healthcare - Products)	3,282	143,981
Hancock Holding Co. (Banks)	3,829	197,576
Hanover Compressor Co. * (Oil & Gas Services)	11,487	218,253
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,376	193,507
Harland (John H.) Co. (Household Products/Wares)	6,017	236,528
Harleysville National Corp. (Banks)	4,376	91,984
Headwaters, Inc. * (Energy - Alternate Sources)	5,470	126,576
Healthways, Inc. * (Healthcare - Services)	4,376	235,080
Heartland Express, Inc. (Transportation)	8,752	131,718
HEICO Corp. (Aerospace/Defense)	7,111	219,374
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	13,157	512,992
Hercules, Inc. * (Chemicals)	15,863	220,495
Heritage Property Investment Trust (REIT)	2,735	98,706
Herley Industries, Inc. * (Aerospace/Defense)	9,846	105,648
Hibbett Sporting Goods, Inc. * (Retail)	6,564	129,705
Highwoods Properties, Inc. (REIT)	5,470	203,703
Hilb, Rogal, & Hobbs Co. (Insurance)	3,829	155,075
Holly Corp. (Oil & Gas)	6,564	332,138
Hologic, Inc. * (Healthcare - Products)	5,470	245,658
Home Properties, Inc. (REIT)	3,282	183,070
Horace Mann Educators Corp. (Insurance)	7,111	120,674
Hot Topic, Inc. * (Retail)	6,017	88,510
Houston Exploration Co. * (Oil & Gas)	3,829	244,520
Human Genome Sciences, Inc. * (Biotechnology)	17,504	169,964
Hutchinson Technology, Inc. * (Computers)	3,282	59,240
Hydril * (Oil & Gas Services)	3,282	227,344
IBERIABANK Corp. (Banks)	2,188	125,744
ICOS Corp. * (Biotechnology)	10,393	237,376
IDACORP, Inc. (Electric)	5,470	203,922
IDT Corp. - Class B * (Telecommunications)	9,299	124,421
IHOP Corp. (Retail)	3,282	149,200
IKON Office Solutions, Inc. (Office/Business Equipment)	14,222	196,406
Imation Corp. (Computers)	4,376	178,191
Immucor, Inc. * (Healthcare - Products)	8,205	163,362
IMPAC Mortgage Holdings, Inc. (REIT)	7,658	82,477
Impax Laboratories, Inc. * (Pharmaceuticals)	7,658	37,141
Independent Bank Corp. - Massachusetts (Banks)	4,376	148,390
Independent Bank Corp. - Michigan (Banks)	4,376	112,069
Infinity Property & Casualty Corp. (Insurance)	3,829	157,334
Informatica Corp. * (Software)	14,769	206,323
Infospace, Inc. * (Internet)	4,376	96,535
Inland Real Estate Corp. (REIT)	7,111	115,269
Insight Enterprises, Inc. * (Retail)	9,299	157,525
Integra LifeSciences Holdings * (Biotechnology)	4,376	161,299
Integrated Device Technology, Inc. * (Semiconductors)	15,863	245,401
Interdigital Communications Corp. * (Telecommunications)	7,111	194,913
Intergraph Corp. * (Computers)	3,829	136,044
Intermagnetics General Corp. * (Electrical Components & Equipment)	8,205	222,520
Intermec Inc * (Machinery-Diversified)	7,111	173,508
Internet Security Systems, Inc. * (Internet)	6,564	147,624
Intuitive Surgical, Inc. * (Healthcare - Products)	4,376	416,596
Invacare Corp. (Healthcare - Products)	3,829	80,524
inVentiv Health, Inc. * (Advertising)	7,111	198,397
Investment Technology Group, Inc. * (Diversified Financial Services)	6,564	330,563
Itron, Inc. * (Electronics)	3,282	152,744
J2 Global Communications, Inc. * (Internet)	7,658	214,424
Jack Henry & Associates, Inc. (Computers)	10,940	206,438
Jack in the Box, Inc. * (Retail)	5,470	215,737
Jackson Hewitt Tax Service, Inc. (Commercial Services)	5,470	186,691
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	11,487	96,491
Jarden Corp. * (Household Products/Wares)	5,470	158,575
JLG Industries, Inc. (Machinery - Construction & Mining)	12,034	217,815
Jo-Ann Stores, Inc. * (Retail)	4,376	62,139
Jones Lang LaSalle, Inc. (Real Estate)	3,829	312,829
Journal Register Co. (Media)	10,393	79,610
K-Swiss, Inc. - Class A (Apparel)	4,376	122,397
K-V Pharmaceutical Co. * (Pharmaceuticals)	7,658	145,119
Kansas City Southern Industries, Inc. * (Transportation)	9,846	242,408
Kaydon Corp. (Metal Fabricate/Hardware)	6,017	218,116
Keane, Inc. * (Software)	11,487	165,643
Kellwood Co. (Apparel)	7,658	202,554
Kelly Services, Inc. - Class A (Commercial Services)	8,205	222,109
KEMET Corp. * (Electronics)	20,786	173,979
Kennametal, Inc. (Hand/Machine Tools)	4,923	262,150
Kenneth Cole Productions, Inc. (Retail)	4,376	105,418
Keynote Systems, Inc. * (Internet)	12,581	132,981
KFx, Inc. * (Energy - Alternate Sources)	8,205	127,341
Kilroy Realty Corp. (REIT)	3,282	242,507
Kimball International, Inc. - Class B (Home Furnishings)	11,487	204,124
Kindred Healthcare, Inc. * (Healthcare - Services)	3,282	86,743
Kirby Corp. * (Transportation)	6,564	210,769
KNBT Bancorp, Inc. (Savings & Loans)	12,034	191,461
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	18,598	307,611
Knight Transportation, Inc. (Transportation)	8,205	140,798
Komag, Inc. * (Computers)	4,376	167,645
Kronos, Inc. * (Computers)	4,376	126,948
Kyphon, Inc. * (Healthcare - Products)	4,376	149,047
La-Z-Boy, Inc. (Home Furnishings)	8,205	104,614
Labor Ready, Inc. * (Commercial Services)	7,111	115,980
Laclede Group, Inc. (Gas)	4,376	145,414
Lakeland Financial Corp. (Banks)	10,940	265,842
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,735	104,805
Landauer, Inc. (Commercial Services)	2,188	102,333
LaSalle Hotel Properties (REIT)	4,923	203,369
LCA-Vision, Inc. (Healthcare - Products)	2,735	118,015
Lennox International, Inc. (Building Materials)	6,564	149,725
Level 3 Communications, Inc. * (Telecommunications)	82,050	320,816
Lexington Corporate Properties Trust (REIT)	6,564	130,755
LIFE TIME FITNESS, Inc. * (Leisure Time)	3,829	173,454
Lin TV Corp. - Class A * (Media)	9,299	61,187
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,923	282,482
Littelfuse, Inc. * (Electrical Components & Equipment)	4,376	147,821
LKQ Corp. * (Distribution/Wholesale)	6,564	147,034
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,829	180,346
Longs Drug Stores Corp. (Retail)	4,376	179,941
Longview Fibre Co. (Forest Products & Paper)	6,564	138,106
M/I Schottenstein Homes, Inc. (Home Builders)	2,188	70,497
Macdermid, Inc. (Chemicals)	4,923	133,069
Macrovision Corp. * (Entertainment)	7,658	150,250
MAF Bancorp, Inc. (Savings & Loans)	3,282	134,562
Magellan Health Services, Inc. * (Healthcare - Services)	4,376	210,354
Maguire Properties, Inc. (REIT)	4,376	163,706
Manhattan Associates, Inc. * (Computers)	7,111	149,758
Manitowoc Co. (Machinery-Diversified)	9,846	386,554
Martek Biosciences Corp. * (Biotechnology)	3,829	106,944
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,232	0
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	4,376	150,272
Maverick Tube Corp. * (Oil & Gas Services)	5,470	348,931
Maximus, Inc. (Commercial Services)	3,829	103,919
MB Financial, Inc. (Banks)	4,376	155,611
Medarex, Inc. * (Pharmaceuticals)	16,410	153,434
Media General, Inc. - Class A (Media)	3,282	119,563
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	6,564	180,904
Mentor Corp. (Healthcare - Products)	3,829	170,237
Mentor Graphics Corp. * (Computers)	11,487	158,291
Mercantile Bank Corp. (Banks)	3,282	134,562
Mercury Computer Systems, Inc. * (Computers)	4,376	58,813
Methode Electronics, Inc. - Class A (Electronics)	9,846	78,768
MGE Energy, Inc. (Electric)	3,282	106,599
MGI Pharma, Inc. * (Pharmaceuticals)	9,299	135,858
Micrel, Inc. * (Semiconductors)	14,769	157,733
Micros Systems, Inc. * (Computers)	4,923	196,920
Microsemi Corp. * (Semiconductors)	8,752	221,426
MicroStrategy, Inc. - Class A * (Software)	2,188	180,401
Mid-America Apartment Communities, Inc. (REIT)	2,735	156,223
Mid-State Bancshares (Banks)	4,376	118,108
Midas, Inc. * (Commercial Services)	5,470	94,358
Midwest Banc Holdings, Inc. (Banks)	7,111	155,091
Mine Safety Appliances Co. (Environmental Control)	3,829	152,164
Minerals Technologies, Inc. (Chemicals)	2,735	138,446
Modine Manufacturing Co. (Auto Parts & Equipment)	4,923	116,035
Monaco Coach Corp. (Home Builders)	6,564	69,907
Moneygram International, Inc. (Software)	10,393	318,546
Moog, Inc. - Class A * (Aerospace/Defense)	4,376	151,803
Movie Gallery, Inc. *(Retail)	3,829	19,451
MPS Group, Inc. * (Commercial Services)	17,504	227,377
MTS Systems Corp. (Computers)	3,282	120,975
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,923	180,871
Myriad Genetics, Inc. * (Biotechnology)	8,752	215,474
Nabi Biopharmaceuticals * (Pharmaceuticals)	8,205	41,681
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	4,923	135,530
National Financial Partners (Diversified Financial Services)	4,923	221,732
National Penn Bancshares, Inc. (Banks)	7,111	145,064
National Presto Industries, Inc. (Housewares)	6,017	325,159
Nationwide Health Properties, Inc. (REIT)	7,111	168,673
Navigant Consulting Co. * (Commercial Services)	7,111	135,678
NBT Bancorp, Inc. (Banks)	6,017	142,483
NBTY, Inc. * (Pharmaceuticals)	6,564	193,835
NCI Building Systems, Inc. * (Building Materials)	3,829	178,967
NCO Group, Inc. * (Commercial Services)	6,017	159,150
Nektar Therapeutics * (Biotechnology)	11,487	187,238
NetBank, Inc. (Internet)	15,863	87,247
NETGEAR, Inc. * (Telecommunications)	5,470	105,845
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	6,564	60,717
New Jersey Resources Corp. (Gas)	3,282	163,870
NewAlliance Bancshares, Inc. (Savings & Loans)	18,051	254,700
Newcastle Investment Corp. (REIT)	4,923	126,472
Newpark Resources, Inc. * (Oil & Gas Services)	15,863	97,240
NGP Capital Resources Co. (Investment Companies)	14,415	194,891
NICOR, Inc. (Gas)	2,735	119,848
Nordson Corp. (Machinery-Diversified)	4,376	199,108
Northwest Natural Gas Co. (Gas)	3,829	145,387
NorthWestern Corp. (Electric)	3,829	132,866
Novastar Financial, Inc. (REIT)	2,735	94,658
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	13,128	51,199
Nu Skin Enterprises, Inc. (Retail)	7,111	101,687
Oceaneering International, Inc. * (Oil & Gas Services)	12,034	526,127
Ohio Casualty Corp. (Insurance)	7,111	184,317
Oil States International, Inc. * (Oil & Gas Services)	6,564	211,098
Old National Bancorp (Banks)	8,205	156,551
Old Second Bancorp, Inc. (Banks)	4,376	130,230
Olin Corp. (Chemicals)	8,752	140,295
OM Group, Inc. * (Chemicals)	4,376	153,685
OMEGA Healthcare Investors, Inc. (REIT)	9,846	131,543
OmniVision Technologies, Inc. * (Semiconductors)	9,299	176,681
ON Semiconductor Corp. * (Semiconductors)	23,521	147,947
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,376	68,747
Openwave Systems, Inc. * (Internet)	10,393	68,490
Orbital Sciences Corp. * (Aerospace/Defense)	11,487	205,732
Otter Tail Power Co. (Electric)	4,923	146,016
Owens & Minor, Inc. (Distribution/Wholesale)	5,470	165,249
Oxford Industries, Inc. (Apparel)	3,282	116,380
P.F. Chang’s China Bistro, Inc. * (Retail)	4,376	132,286
Pacer International, Inc. (Transportation)	4,923	146,952
Pacific Capital Bancorp (Banks)	5,470	161,146
Pacific Sunwear of California, Inc. * (Retail)	9,846	164,231
Palm, Inc. * (Computers)	9,846	146,804
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	4,923	75,027
Parametric Technology Corp. * (Software)	14,222	219,872
Park Electrochemical Corp. (Electronics)	7,111	175,144
Park National Corp. (Banks)	1,641	166,709
Parker Drilling Co. * (Oil & Gas)	18,598	135,021
Partners Trust Financial Group, Inc. (Savings & Loans)	9,846	103,974
Payless ShoeSource, Inc. * (Retail)	8,752	226,502
Pediatrix Medical Group, Inc. * (Healthcare - Services)	5,470	231,928
Peet’s Coffee & Tea, Inc. * (Beverages)	3,829	108,629
Penn Virginia Corp. (Oil & Gas)	3,282	224,029
Pennsylvania REIT	3,829	150,786
Peoples Energy Corp. (Gas)	3,282	138,533
Pep Boys-Manny, Moe & Jack (Retail)	9,299	100,243
Performance Food Group Co. * (Food)	4,923	137,204
Pericom Semiconductor Corp. * (Semiconductors)	21,333	179,197
Perot Systems Corp. - Class A * (Computers)	13,128	174,865
Perrigo Co. (Pharmaceuticals)	11,487	181,954
PETCO Animal Supplies, Inc. * (Retail)	7,658	214,960
Petrohawk Energy Corp. * (Oil & Gas)	15,848	185,739
Pharmion Corp. * (Pharmaceuticals)	4,923	84,774
PHH Corp. * (Commercial Services)	6,564	164,166
Phillips-Van Heusen Corp. (Apparel)	5,470	194,349
Photronics, Inc. * (Semiconductors)	4,923	68,774
Pier 1 Imports, Inc. (Retail)	13,128	89,270
Pinnacle Entertainment, Inc. * (Entertainment)	7,658	210,059
Plantronics, Inc. (Telecommunications)	7,111	110,647
Plexus Corp. * (Electronics)	10,940	272,625
PMC-Sierra, Inc. * (Semiconductors)	26,256	134,168
Polycom, Inc. * (Telecommunications)	13,675	303,585
PolyMedica Corp. (Healthcare - Products)	4,376	169,395
Post Properties, Inc. (REIT)	4,923	236,353
Potlatch Corp. (Forest Products & Paper)	3,829	132,522
Power Integrations, Inc. * (Semiconductors)	6,017	95,670
Powerwave Technologies, Inc. * (Telecommunications)	15,316	121,609
Premiere Global Services, Inc. * (Telecommunications)	10,940	80,190
Price Communications Corp. * (Telecommunications)	11,487	199,414
ProAssurance Corp. * (Insurance)	3,829	190,340
Progress Software Corp. * (Software)	5,470	123,786
ProQuest Co. * (Internet)	4,923	58,288
Prosperity Bancshares, Inc. (Banks)	6,017	211,618
Provident Bankshares Corp. (Banks)	4,376	160,906
Provident Financial Services, Inc. (Savings & Loans)	8,752	157,886
Provident New York Bancorp (Savings & Loans)	13,675	184,476
PS Business Parks, Inc. (REIT)	2,188	131,280
PSS World Medical, Inc. * (Healthcare - Products)	9,299	184,585
Psychiatric Solutions, Inc. * (Healthcare - Services)	5,470	172,250
Quanex Corp. (Metal Fabricate/Hardware)	4,923	178,656
Quanta Services, Inc. * (Commercial Services)	14,769	235,713
Quest Software, Inc. * (Software)	10,940	149,550
Radio One, Inc. - Class D * (Media)	12,581	90,332
RAIT Investment Trust (REIT)	4,376	123,710
Ralcorp Holdings, Inc. * (Food)	3,829	159,593
Rambus, Inc. * (Semiconductors)	10,940	192,872
RARE Hospitality International, Inc. * (Retail)	5,470	143,861
RC2 Corp. * (Toys/Games/Hobbies)	3,829	129,688
Reader’s Digest Association, Inc. (Media)	13,128	179,329
Red Robin Gourmet Burgers, Inc. * (Retail)	2,188	85,004
Redwood Trust, Inc. (REIT)	2,188	104,105
Regal-Beloit Corp. (Hand/Machine Tools)	6,564	260,919
Regis Corp. (Retail)	6,564	221,076
Reliance Steel & Aluminum Co. (Iron/Steel)	9,846	352,979
Republic Bancorp, Inc. (Banks)	9,846	128,589
Resource America, Inc. - Class A (Holding Companies - Diversified)	3,829	76,082
Resources Connection, Inc. * (Commercial Services)	6,017	142,422
RF Micro Devices, Inc. * (Telecommunications)	29,538	181,954
RLI Corp. (Insurance)	3,282	155,173
Rogers Corp. * (Electronics)	3,282	187,074
RSA Security, Inc. * (Internet)	10,940	301,724
Ruby Tuesday, Inc. (Retail)	8,205	180,182
Ruddick Corp. (Food)	6,564	160,687
Russell Corp. (Apparel)	7,111	128,069
Ryan’s Restaurant Group, Inc. * (Retail)	11,487	181,035
S & T Bancorp, Inc. (Banks)	4,376	136,838
SafeNet, Inc. * (Telecommunications)	4,376	74,567
Saga Communications, Inc. * (Media)	12,034	91,458
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	7,111	72,532
Sanderson Farms, Inc. (Food)	2,735	70,864
Sandy Spring Bancorp, Inc. (Banks)	4,376	157,273
Saxon Capital, Inc. (REIT)	5,470	61,866
ScanSource, Inc. * (Distribution/Wholesale)	5,470	162,733
Scholastic Corp. * (Media)	4,923	141,536
School Specialty, Inc. * (Retail)	3,282	105,024
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,735	222,492
Seagate Technology (Computers)	12,006	278,538
Select Comfort Corp. * (Retail)	8,205	165,331
Selective Insurance Group, Inc. (Insurance)	3,282	167,382
Semtech Corp. * (Semiconductors)	13,675	176,408
Senior Housing Properties Trust (REIT)	6,564	122,025
Sensient Technologies Corp. (Chemicals)	7,111	141,793
SFBC International, Inc. * (Commercial Services)	2,735	44,334
Shaw Group, Inc. * (Engineering & Construction)	9,299	192,396
Shuffle Master, Inc. * (Entertainment)	7,111	207,286
Sierra Pacific Resources * (Electric)	14,222	205,508
Sigmatel, Inc. * (Semiconductors)	4,923	24,221
Silicon Image, Inc. * (Semiconductors)	13,128	138,894
Silicon Laboratories, Inc. * (Semiconductors)	5,470	201,952
Simpson Manufacturing Co., Inc. (Building Materials)	5,470	153,160
Sinclair Broadcast Group, Inc. - Class A (Media)	13,128	110,538
Skyline Corp. (Home Builders)	4,376	165,457
SkyWest, Inc. (Airlines)	6,564	159,177
Skyworks Solutions, Inc. * (Semiconductors)	21,333	93,652
Sohu.com, Inc. * (Internet)	4,376	92,334
SonoSite, Inc. * (Healthcare - Products)	3,282	105,943
Sonus Networks, Inc. * (Telecommunications)	27,350	122,528
South Jersey Industries, Inc. (Gas)	2,735	81,147
Sovran Self Storage, Inc. (REIT)	2,188	113,054
Spherion Corp. * (Commercial Services)	25,162	191,231
Spirit Finance Corp. (REIT)	10,393	115,362
St. Mary Land & Exploration Co. (Oil & Gas)	6,564	282,252
Stage Stores, Inc. (Retail)	3,282	97,344
Standex International Corp. (Miscellaneous Manufacturing)	4,376	119,727
Steel Dynamics, Inc. (Iron/Steel)	5,470	317,369
STERIS Corp. (Healthcare - Products)	7,658	177,436
Sterling Bancshares, Inc. (Banks)	9,299	182,167
Sterling Financial Corp. - Spokane (Savings & Loans)	9,846	314,776
Stewart Enterprises, Inc. - Class A (Commercial Services)	19,145	102,426
Stewart Information Services Corp. (Insurance)	2,735	94,029
Stone Energy Corp. * (Oil & Gas)	3,829	179,006
Strayer Education, Inc. (Commercial Services)	2,188	237,070
Sun Communities, Inc. (REIT)	3,282	104,761
Sunrise Assisted Living, Inc. * (Healthcare - Services)	7,658	221,163
Superior Energy Services, Inc. * (Oil & Gas Services)	12,581	430,899
Superior Industries International, Inc. (Auto Parts & Equipment)	4,376	79,687
SureWest Communications (Telecommunications)	6,017	104,936
SurModics, Inc. * (Healthcare - Products)	2,188	78,221
Susquehanna Bancshares, Inc. (Banks)	4,923	119,038
SVB Financial Group * (Banks)	4,376	196,132
Swift Energy Co. * (Oil & Gas)	3,829	183,792
Sycamore Networks, Inc. * (Telecommunications)	43,760	159,286
Symyx Technologies, Inc. * (Chemicals)	4,923	121,155
Tanger Factory Outlet Centers, Inc. (REIT)	3,829	125,974
Taubman Centers, Inc. (REIT)	6,017	249,705
Technitrol, Inc. (Electronics)	12,581	311,758
Tekelec * (Telecommunications)	7,658	78,801
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,923	187,862
Telik, Inc. * (Biotechnology)	10,393	176,265
Tennant Co. (Machinery-Diversified)	7,658	182,031
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	7,658	177,896
Tessera Technologies, Inc. * (Semiconductors)	5,470	172,141
TETRA Technologies, Inc. * (Oil & Gas Services)	16,410	469,491
Texas Capital Bancshares, Inc. * (Banks)	6,564	127,670
Texas Industries, Inc. (Building Materials)	2,735	135,054
Texas Regional Bancshares, Inc. - Class A (Banks)	5,470	207,368
The Children’s Place Retail Stores, Inc. * (Retail)	2,735	152,668
The Finish Line, Inc. - Class A (Retail)	6,564	80,737
The Genlyte Group, Inc. * (Building Materials)	2,735	190,219
The Medicines Co. * (Pharmaceuticals)	8,752	183,354
The Nautilus Group, Inc. (Leisure Time)	4,923	61,833
The Navigators Group, Inc. * (Insurance)	3,282	139,518
The Phoenix Cos., Inc. (Insurance)	13,675	185,980
The Steak n Shake Co. * (Retail)	8,205	121,270
The Stride Rite Corp. (Apparel)	8,752	110,800
The Topps Co., Inc. (Toys/Games/Hobbies)	15,863	129,601
The Warnaco Group, Inc. * (Apparel)	7,658	136,389
Thor Industries, Inc. (Home Builders)	4,923	210,901
Thoratec Corp. * (Healthcare - Products)	7,111	98,132
THQ, Inc. * (Software)	8,205	186,171
Tibco Software, Inc. * (Internet)	27,350	217,706
Tierone Corp. (Savings & Loans)	7,111	241,916
Todco - Class A (Oil & Gas)	7,111	271,000
Tootsie Roll Industries, Inc. (Food)	3,829	103,957
Tractor Supply Co. * (Retail)	3,829	175,138
Trammell Crow Co. * (Real Estate)	4,923	169,647
Transaction Systems Architect, Inc. * (Software)	6,564	242,999
Tredegar Corp. (Miscellaneous Manufacturing)	9,299	147,110
Triarc Cos., Inc. (Retail)	7,658	107,135
Trinity Industries, Inc. (Miscellaneous Manufacturing)	8,205	274,211
Triumph Group, Inc. * (Aerospace/Defense)	3,829	183,754
TrustCo Bank Corp. NY (Banks)	10,940	120,449
Trustmark Corp. (Banks)	5,470	173,454
Trustreet Properties, Inc. (REIT)	7,658	101,928
Tuesday Morning Corp. (Retail)	3,829	55,367
Tupperware Corp. (Household Products/Wares)	7,658	132,177
Tween Brands, Inc. * (Retail)	5,470	203,593
U-Store-It Trust (REIT)	7,658	145,961
UCBH Holdings, Inc. (Banks)	11,487	191,603
UMB Financial Corp. (Banks)	4,376	150,403
Umpqua Holdings Corp. (Banks)	7,111	185,526
Unisource Energy Corp. (Electric)	4,376	145,983
United Auto Group, Inc. (Retail)	8,752	187,205
United Bankshares, Inc. (Banks)	3,829	136,427
United Community Banks, Inc. (Banks)	4,923	155,271
United Natural Foods, Inc. * (Food)	5,470	164,866
United Rentals, Inc. * (Commercial Services)	7,658	213,811
United Stationers, Inc. * (Distribution/Wholesale)	4,376	215,168
United Surgical Partners International, Inc. * (Healthcare - Services)	4,376	108,087
United Therapeutics Corp. * (Pharmaceuticals)	2,735	162,213
Universal Corp. (Agriculture)	3,282	115,920
URS Corp. * (Engineering & Construction)	5,470	216,612
USA Mobility, Inc. (Telecommunications)	4,376	75,486
USEC, Inc. (Mining)	10,940	115,198
UTStarcom, Inc. * (Telecommunications)	14,769	122,730
Vail Resorts, Inc. * (Entertainment)	4,376	151,278
Valassis Communications, Inc. * (Commercial Services)	6,564	134,759
ValueClick, Inc. * (Internet)	13,128	189,174
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	8,752	277,438
Varian, Inc. * (Electronics)	4,376	196,832
Ventana Medical Systems, Inc. * (Healthcare - Products)	3,829	178,470
Veritas DGC, Inc. * (Oil & Gas Services)	4,923	281,940
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,034	403,381
Viad Corp. (Commercial Services)	6,564	213,199
Viasys Healthcare, Inc. * (Healthcare - Products)	4,923	126,816
Visteon Corp. * (Auto Parts & Equipment)	14,769	105,451
W Holding Co., Inc. (Banks)	12,581	66,302
W-H Energy Services, Inc. * (Oil & Gas Services)	6,017	331,055
Wabash National Corp. (Auto Manufacturers)	5,470	77,893
Wabtec Corp. (Machinery-Diversified)	8,205	217,925
Waddell & Reed Financial, Inc. (Diversified Financial Services)	9,846	214,347
Walter Industries, Inc. (Holding Companies - Diversified)	4,376	195,870
Washington REIT	4,923	182,545
Washington Group International, Inc. (Engineering & Construction)	3,282	177,228
Waste Connections, Inc. * (Environmental Control)	7,111	265,809
Watsco, Inc. (Distribution/Wholesale)	3,829	169,701
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	8,752	288,466
Watts Industries, Inc. - Class A (Electronics)	6,017	175,275
WCI Communities, Inc. * (Home Builders)	4,376	68,747
WD-40 Co. (Household Products/Wares)	3,829	124,864
WebEx Communications, Inc. * (Internet)	5,470	187,512
Websense, Inc. * (Internet)	7,658	143,588
Werner Enterprises, Inc. (Transportation)	6,017	108,306
Wesbanco, Inc. (Banks)	3,829	113,147
WESCO International, Inc. * (Distribution/Wholesale)	4,376	254,902
West Coast Bancorp (Banks)	6,017	182,556
West Pharmaceutical Services, Inc. (Healthcare - Products)	4,923	191,012
Westamerica Bancorp (Banks)	4,376	210,529
WGL Holdings, Inc. (Gas)	4,376	131,411
Whiting Petroleum Corp. * (Oil & Gas)	3,829	178,814
Wind River Systems, Inc. * (Software)	11,487	94,997
Winnebago Industries, Inc. (Home Builders)	4,923	142,324
Wintrust Financial Corp. (Banks)	4,376	210,092
Witness Systems, Inc. * (Software)	8,205	130,706
WMS Industries, Inc. * (Leisure Time)	3,829	101,583
Wolverine World Wide, Inc. (Apparel)	8,205	208,735
Woodward Governor Co. (Electronics)	4,923	144,293
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,846	201,055
Wright Express Corp. * (Commercial Services)	5,470	163,827
Wright Medical Group, Inc. * (Healthcare - Products)	4,376	96,403
Yankee Candle Co., Inc. (Household Products/Wares)	6,017	146,273
Zale Corp. * (Retail)	6,564	168,104
Zenith National Insurance Corp. (Insurance)	3,282	131,214
Zoll Medical Corp. * (Healthcare - Products)	5,470	192,325

TOTAL COMMON STOCKS (Cost $113,789,727)		122,312,023

	Principal Amount
Repurchase Agreements (23.8%)
UBS**, 5.20%, 8/1/06, dated 7/31/06, with a maturity value of $40,778,889 (Collateralized by $42,746,000 of various Federal Home Loan Mortgage Corp. Securities, 2.75% - 5.412%, 10/31/06 - 3/15/08	40,773,000	40,773,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,773,000)		40,773,000

Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	275	$19

TOTAL RIGHTS/WARRANTS (Cost $0)		19

TOTAL INVESTMENT SECURITIES (Cost $154,562,727) -95.1%		163,085,042
Net other assets (liabilities) -4.9%		8,370,893

NET ASSETS - 100.0%		$171,455,935

*     Non-income producing security

**   All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)     Escrowed security

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring September 2006
(Underlying face amount at value $124,676,000)	355	$(1,634,597)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring September 2006
(Underlying face amount at value $61,460,000)	875	$1,208,400

Swap Agreements

	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $19,810,918)	28,279	$412,054

Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/29/06 (Underlying notional amount at value $137,790,095)	196,686	2,698,608

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	NM
Auto Parts & Equipment	0.5%
Banks	6.2%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.8%
Chemicals	0.9%
Commercial Services	3.8%
Computers	1.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.0%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.2%
Gas	0.6%
Hand/Machine Tools	0.7%
Healthcare-Products	2.1%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.2%
Internet	2.0%
Investment Companies	0.2%
Iron/Steel	0.7%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.6%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.2%
Oil & Gas	2.8%
Oil & Gas Services	2.4%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Real Estate	0.3%
Real Estate Investment Trust	4.0%
Retail	4.4%
Savings & Loans	2.0%
Semiconductors	2.9%
Software	2.1%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	28.7%

***   Includes non-equity securities and other net assets (liabilities).

NM     Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the “Funds”), as of July 31, 2006, and for the seven months then ended, and have issued our unqualified report thereon dated September 11, 2006 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the “Schedules”) as of July 31, 2006 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audit.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio

September 11, 2006

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the four month period from April 1, 2006 through July 31, 2006 that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date September 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date September 13, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date September 13, 2006

*	Print the name and title of each signing officer under his or her signature.